UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09301

TIAA-CREF Funds
(Exact name of registrant as specified in charter) 730 Third Avenue New York, New York 10017-3206
(Address of principal executive offices) (Zip code) Diana R. Gonzalez, Esq. TIAA-CREF Funds 8500 Andrew Carnegie Boulevard Charlotte, North Carolina 28262
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report September 30, 2024

Nuveen Bond Index Fund
(Formerly known as TIAA-CREF Bond Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TBIAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$26,285,517,735

Total number of portfolio holdings	9,309

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P692_SAR_0924 3927924‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Bond Index Fund
(Formerly known as TIAA-CREF Bond Index Fund)
Class A Shares (Formerly known as Retail Class Shares)/TBILX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$26,285,517,735

Total number of portfolio holdings	9,309

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M616_SAR_0924 3927924‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Bond Index Fund
(Formerly known as TIAA-CREF Bond Index Fund)
Premier Class Shares/TBIPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$11	0.22%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$26,285,517,735

Total number of portfolio holdings	9,309

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M590_SAR_0924 3927924‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Bond Index Fund
(Formerly known as TIAA-CREF Bond Index Fund)
Retirement Class Shares/TBIRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.32%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$26,285,517,735

Total number of portfolio holdings	9,309

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M855_SAR_0924 3927924‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Bond Index Fund
(Formerly known as TIAA-CREF Bond Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TBIIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.07%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$26,285,517,735

Total number of portfolio holdings	9,309

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M848_SAR_0924 3927924‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Bond Index Fund
(Formerly known as TIAA-CREF Bond Index Fund)
Class W Shares/TBIWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$26,285,517,735

Total number of portfolio holdings	9,309

Portfolio turnover (%)	7%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P411_SAR_0924 3927924‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Bond Fund
(Formerly known as TIAA-CREF Core Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIBHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.42%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$10,810,418,759

Total number of portfolio holdings	2,038

Portfolio turnover (%)	36%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P718_SAR_0924 3927907‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Bond Fund
(Formerly known as TIAA-CREF Core Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIORX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$10,810,418,759

Total number of portfolio holdings	2,038

Portfolio turnover (%)	36%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315712_SAR_0924 3927907‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Bond Fund
(Formerly known as TIAA-CREF Core Bond Fund)
Premier Class Shares/TIDPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.44%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$10,810,418,759

Total number of portfolio holdings	2,038

Portfolio turnover (%)	36%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M491_SAR_0924 3927907‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Bond Fund
(Formerly known as TIAA-CREF Core Bond Fund)
Retirement Class Shares/TIDRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$10,810,418,759

Total number of portfolio holdings	2,038

Portfolio turnover (%)	36%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315720_SAR_0924 3927907‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Bond Fund
(Formerly known as TIAA-CREF Core Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIBDX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.29%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$10,810,418,759

Total number of portfolio holdings	2,038

Portfolio turnover (%)	36%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W607_SAR_0924 3927907‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Bond Fund
(Formerly known as TIAA-CREF Core Bond Fund)
Class W Shares/TBBWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$10,810,418,759

Total number of portfolio holdings	2,038

Portfolio turnover (%)	36%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P429_SAR_0924 3927907‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Impact Bond Fund
(Formerly known as TIAA-CREF Core Impact Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSBHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$6,814,463,655

Total number of portfolio holdings	1,021

Portfolio turnover (%)	79%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P635_SAR_0924 3928085‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Impact Bond Fund
(Formerly known as TIAA-CREF Core Impact Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSBRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.62%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$ 6,814,463,655

Total number of portfolio holdings	1,021

Portfolio turnover (%)	79%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R714_SAR_0924 3928085‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Impact Bond Fund
(Formerly known as TIAA-CREF Core Impact Bond Fund)
Premier Class Shares/TSBPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.53%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$6,814,463,655

Total number of portfolio holdings	1,021

Portfolio turnover (%)	79%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R680_SAR_0924 3928085‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Impact Bond Fund
(Formerly known as TIAA-CREF Core Impact Bond Fund)
Retirement Class Shares/TSBBX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$6,814,463,655

Total number of portfolio holdings	1,021

Portfolio turnover (%)	79%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R698_SAR_0924 3928085‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Impact Bond Fund
(Formerly known as TIAA-CREF Core Impact Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSBIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.36%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$6,814,463,655

Total number of portfolio holdings	1,021

Portfolio turnover (%)	79%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R672_SAR_0924 3928085‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Plus Bond Fund
(Formerly known as TIAA-CREF Core Plus Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCBHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,821,115,690

Total number of portfolio holdings	1,699

Portfolio turnover (%)	53%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P684_SAR_0924 3927940‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Plus Bond Fund
(Formerly known as TIAA-CREF Core Plus Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCBPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.62%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,821,115,690

Total number of portfolio holdings	1,699

Portfolio turnover (%)	53%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315407_SAR_0924 3927940‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Plus Bond Fund
(Formerly known as TIAA-CREF Core Plus Bond Fund)
Premier Class Shares/TBPPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,821,115,690

Total number of portfolio holdings	1,699

Portfolio turnover (%)	53%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M483_SAR_0924 3927940‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Plus Bond Fund
(Formerly known as TIAA-CREF Core Plus Bond Fund)
Retirement Class Shares/TCBRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,821,115,690

Total number of portfolio holdings	1,699

Portfolio turnover (%)	53%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315605_SAR_0924 3927940‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Plus Bond Fund
(Formerly known as TIAA-CREF Core Plus Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIBFX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,821,115,690

Total number of portfolio holdings	1,699

Portfolio turnover (%)	53%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315506_SAR_0924 3927940‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Core Plus Bond Fund
(Formerly known as TIAA-CREF Core Plus Bond Fund)
Class W Shares/TCBWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$4,821,115,690

Total number of portfolio holdings	1,699

Portfolio turnover (%)	53%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P395_SAR_0924 3927940‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
(Formerly known as TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIXHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.40%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$215,019,847

Total number of portfolio holdings	206

Portfolio turnover (%)	8%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P627_SAR_0924 3928094‑INV‑B‑11/25 (A, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
(Formerly known as TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIXRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$29	0.58%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$215,019,847

Total number of portfolio holdings	206

Portfolio turnover (%)	8%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315878_SAR_0924 3928094‑INV‑B‑11/25 (A, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
(Formerly known as TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TITIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$215,019,847

Total number of portfolio holdings	206

Portfolio turnover (%)	8%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315860_SAR_0924 3928094‑INV‑B‑11/25 (A, I, R6)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Green Bond Fund
(Formerly known as TIAA-CREF Green Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TGRKX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$166,358,110

Total number of portfolio holdings	248

Portfolio turnover (%)	26%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N875_SAR_0924 3927961‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Green Bond Fund
(Formerly known as TIAA-CREF Green Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TGROX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.76%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$166,358,110

Total number of portfolio holdings	248

Portfolio turnover (%)	26%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N842_SAR_0924 3927961‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Green Bond Fund
(Formerly known as TIAA-CREF Green Bond Fund)
Premier Class Shares/TGRLX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$31	0.60%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$166,358,110

Total number of portfolio holdings	248

Portfolio turnover (%)	26%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N867_SAR_0924 3927961‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Green Bond Fund
(Formerly known as TIAA-CREF Green Bond Fund)
Retirement Class Shares/TGRMX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.70%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$166,358,110

Total number of portfolio holdings	248

Portfolio turnover (%)	26%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N859_SAR_0924 3927961‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Green Bond Fund
(Formerly known as TIAA-CREF Green Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TGRNX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$166,358,110

Total number of portfolio holdings	248

Portfolio turnover (%)	26%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N883_SAR_0924 3927961‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Fund
(Formerly known as TIAA-CREF High-Yield Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIHHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$25	0.48%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,038,494,590

Total number of portfolio holdings	288

Portfolio turnover (%)	37%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P676_SAR_0924 3927978‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Fund
(Formerly known as TIAA-CREF High-Yield Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIYRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.66%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,038,494,590

Total number of portfolio holdings	288

Portfolio turnover (%)	37%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315811_SAR_0924 3927978‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Fund
(Formerly known as TIAA-CREF High-Yield Fund)
Premier Class Shares/TIHPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.52%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,038,494,590

Total number of portfolio holdings	288

Portfolio turnover (%)	37%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M467_SAR_0924 3927978‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Fund
(Formerly known as TIAA-CREF High-Yield Fund)
Retirement Class Shares/TIHRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.62%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,038,494,590

Total number of portfolio holdings	288

Portfolio turnover (%)	37%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315787_SAR_0924 3927978‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Fund
(Formerly known as TIAA-CREF High-Yield Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIHYX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.37%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,038,494,590

Total number of portfolio holdings	288

Portfolio turnover (%)	37%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315795_SAR_0924 3927978‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen High Yield Fund
(Formerly known as TIAA-CREF High-Yield Fund)
Class W Shares/TIHWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,038,494,590

Total number of portfolio holdings	288

Portfolio turnover (%)	37%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P387_SAR_0924 3927978‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Inflation Linked Bond Fund
(Formerly known as TIAA-CREF Inflation-Linked Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIIHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.36%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,983,887,668

Total number of portfolio holdings	54

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P668_SAR_0924 3928107‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Inflation Linked Bond Fund
(Formerly known as TIAA-CREF Inflation-Linked Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCILX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$29	0.56%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,983,887,668

Total number of portfolio holdings	54

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W474_SAR_0924 3928107‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Inflation Linked Bond Fund
(Formerly known as TIAA-CREF Inflation-Linked Bond Fund)
Premier Class Shares/TIKPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,983,887,668

Total number of portfolio holdings	54

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M459_SAR_0924 3928107‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Inflation Linked Bond Fund
(Formerly known as TIAA-CREF Inflation-Linked Bond Fund)
Retirement Class Shares /TIKRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,983,887,668

Total number of portfolio holdings	54

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that oneis used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315696_SAR_0924 3928107‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Inflation Linked Bond Fund
(Formerly known as TIAA-CREF Inflation-Linked Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIILX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,983,887,668

Total number of portfolio holdings	54

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W482_SAR_0924 3928107‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Inflation Linked Bond Fund
(Formerly known as TIAA-CREF Inflation-Linked Bond Fund)
Class W Shares/TIIWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,983,887,668

Total number of portfolio holdings	54

Portfolio turnover (%)	17%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P379_SAR_0924 3928107‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration Impact Bond Fund
(Formerly known as TIAA-CREF Short Duration Impact Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSDHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$77,028,380

Total number of portfolio holdings	178

Portfolio turnover (%)	70%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N826_SAR_0924 3928015‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration Impact Bond Fund
(Formerly known as TIAA-CREF Short Duration Impact Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSDBX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$32	0.63%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$77,028,380

Total number of portfolio holdings	178

Portfolio turnover (%)	70%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N784_SAR_0924 3928015‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration Impact Bond Fund
(Formerly known as TIAA-CREF Short Duration Impact Bond Fund)
Premier Class Shares/TSDFX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$25	0.50%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$77,028,380

Total number of portfolio holdings	178

Portfolio turnover (%)	70%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N818_SAR_0924 3928015‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration Impact Bond Fund
(Formerly known as TIAA-CREF Short Duration Impact Bond Fund)
Retirement Class Shares/TSDDX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$31	0.60%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$77,028,380

Total number of portfolio holdings	178

Portfolio turnover (%)	70%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N792_SAR_0924 3928015‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Duration Impact Bond Fund
(Formerly known as TIAA-CREF Short Duration Impact Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSDJX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$77,028,380

Total number of portfolio holdings	178

Portfolio turnover (%)	70%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N834_SAR_0924 3928015‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Fund
(Formerly known as TIAA-CREF Short-Term Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCTHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.36%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,866,831,987

Total number of portfolio holdings	305

Portfolio turnover (%)	88%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P650_SAR_0924 3928031‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Fund
(Formerly known as TIAA-CREF Short-Term Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCTRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$30	0.58%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,866,831,987

Total number of portfolio holdings	305

Portfolio turnover (%)	88%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315704_SAR_0924 3928031‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Fund
(Formerly known as TIAA-CREF Short-Term Bond Fund)
Premier Class Shares/TSTPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.42%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,866,831,987

Total number of portfolio holdings	305

Portfolio turnover (%)	88%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M475_SAR_0924 3928031‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Fund
(Formerly known as TIAA-CREF Short-Term Bond Fund)
Retirement Class Shares/TISRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.51%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,866,831,987

Total number of portfolio holdings	305

Portfolio turnover (%)	88%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315886_SAR_0924 3928031‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Fund
(Formerly known as TIAA-CREF Short-Term Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TISIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.26%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,866,831,987

Total number of portfolio holdings	305

Portfolio turnover (%)	88%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315803_SAR_0924 3928031‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Fund
(Formerly known as TIAA-CREF Short-Term Bond Fund)
Class W Shares/TCTWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$1,866,831,987

Total number of portfolio holdings	305

Portfolio turnover (%)	88%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P361_SAR_0924 3928031‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Index Fund
(Formerly known as TIAA-CREF Short-Term Bond Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TTBHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,226,824,395

Total number of portfolio holdings	1,051

Portfolio turnover (%)	27%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P643_SAR_0924 3928066‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Index Fund
(Formerly known as TIAA-CREF Short-Term Bond Index Fund)
Class A Shares (Formerly known as Retail Class Shares)/TRSHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,226,824,395

Total number of portfolio holdings	1,051

Portfolio turnover (%)	27%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R466_SAR_0924 3928066-INV-B-11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Index Fund
(Formerly known as TIAA-CREF Short-Term Bond Index Fund)
Premier Class Shares/TPSHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,226,824,395

Total number of portfolio holdings	1,051

Portfolio turnover (%)	27%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R441_SAR_0924 3928066‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Index Fund
(Formerly known as TIAA-CREF Short-Term Bond Index Fund)
Retirement Class Shares/TESHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$17	0.33%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,226,824,395

Total number of portfolio holdings	1,051

Portfolio turnover (%)	27%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R458_SAR_0924 3928066‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Index Fund
(Formerly known as TIAA-CREF Short-Term Bond Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TNSHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.08%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,226,824,395

Total number of portfolio holdings	1,051

Portfolio turnover (%)	27%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R433_SAR_0924 3928066‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Bond Index Fund
(Formerly known as TIAA-CREF Short-Term Bond Index Fund)
Class W Shares/TTBWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$–	0.00%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,226,824,395

Total number of portfolio holdings	1,051

Portfolio turnover (%)	27%

What did the Fund invest in? (as of September 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P353_SAR_0924 3928066‑INV‑B‑11/25 (A, I, Premier, R6, Retirement, W)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Money Market Fund
(Formerly known as TIAA-CREF Money Market Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TMHXX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$8	0.16%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,101,093,971

Total number of portfolio holdings	86

Portfolio turnover (%)	0%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P619_SAR_0924 3927991‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Money Market Fund
(Formerly known as TIAA-CREF Money Market Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIRXX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.46%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,101,093,971

Total number of portfolio holdings	86

Portfolio turnover (%)	0%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315670_SAR_0924 3927991‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Money Market Fund
(Formerly known as TIAA-CREF Money Market Fund)
Premier Class Shares/TPPXX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$14	0.27%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,101,093,971

Total number of portfolio holdings	86

Portfolio turnover (%)	0%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M442_SAR_0924 3927991‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Money Market Fund
(Formerly known as TIAA-CREF Money Market Fund)
Retirement Class Shares/TIEXX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.37%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,101,093,971

Total number of portfolio holdings	86

Portfolio turnover (%)	0%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315688_SAR_0924 3927991‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Money Market Fund
(Formerly known as TIAA-CREF Money Market Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCIXX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.12%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$2,101,093,971

Total number of portfolio holdings	86

Portfolio turnover (%)	0%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W706_SAR_0924 3927991‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Real Estate Securities Select Fund
(Formerly known as TIAA-CREF Real Estate Securities Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIRHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.61%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$3,066,748,727

Total number of portfolio holdings	40

Portfolio turnover (%)	11%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P593_SAR_0924 3928111‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Real Estate Securities Select Fund
(Formerly known as TIAA-CREF Real Estate Securities Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCREX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.78%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$3,066,748,727

Total number of portfolio holdings	40

Portfolio turnover (%)	11%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W771_SAR_0924 3928111‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Real Estate Securities Select Fund
(Formerly known as TIAA-CREF Real Estate Securities Fund)
Premier Class Shares/TRRPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$34	0.64%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$3,066,748,727

Total number of portfolio holdings	40

Portfolio turnover (%)	11%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M327_SAR_0924 3928111‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Real Estate Securities Select Fund
(Formerly known as TIAA-CREF Real Estate Securities Fund)
Retirement Class Shares/TRRSX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.74%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$3,066,748,727

Total number of portfolio holdings	40

Portfolio turnover (%)	11%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W789_SAR_0924 3928111‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Real Estate Securities Select Fund
(Formerly known as TIAA-CREF Real Estate Securities Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIREX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.49%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$3,066,748,727

Total number of portfolio holdings	40

Portfolio turnover (%)	11%

What did the Fund invest in? (as of September 30, 2024)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W797_SAR_0924 3928111‑INV‑B‑11/25 (A, I, Premier, R6, Retirement)

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Bond Index
Portfolio of Investments September 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25 .3%
AUTOMOBILES & COMPONENTS - 0.6%
$ 3,000,000 American Honda Finance Corp 1 .300% 09/09/26 $ 2,845,210
100,000 American Honda Finance Corp 2 .300 09/09/26 96,809
1,000,000 American Honda Finance Corp 2 .350 01/08/27 962,046
1,000,000 American Honda Finance Corp 4 .900 07/09/27 1,021,959
1,000,000 American Honda Finance Corp 4 .700 01/12/28 1,017,856
2,000,000 American Honda Finance Corp 5 .125 07/07/28 2,066,316
1,000,000 American Honda Finance Corp 5 .650 11/15/28 1,056,430
1,000,000 American Honda Finance Corp 2 .250 01/12/29 924,581
1,000,000 American Honda Finance Corp 4 .900 03/13/29 1,025,936
1,000,000 American Honda Finance Corp 4 .400 09/05/29 1,004,291
1,000,000 American Honda Finance Corp 4 .600 04/17/30 1,013,917
1,500,000 American Honda Finance Corp 5 .850 10/04/30 1,616,070
1,000,000 American Honda Finance Corp 1 .800 01/13/31 857,325
1,000,000 American Honda Finance Corp 5 .050 07/10/31 1,029,318
1,500,000 American Honda Finance Corp 4 .900 01/10/34 1,525,720
100,000 Aptiv plc 4 .350 03/15/29 99,907
1,000,000 Aptiv plc 4 .650 09/13/29 995,326
600,000 Aptiv plc 3 .250 03/01/32 537,020
1,000,000 Aptiv plc 5 .150 09/13/34 984,469
100,000 (a) Aptiv plc 4 .400 10/01/46 82,316
575,000 (a) Aptiv plc 5 .400 03/15/49 532,091
1,500,000 Aptiv plc 3 .100 12/01/51 953,622
1,000,000 Aptiv plc 4 .150 05/01/52 775,312
1,000,000 Aptiv plc 5 .750 09/13/54 964,451
1,000,000 Aptiv plc 6 .875 12/15/54 1,010,508
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,585,405
1,000,000 BorgWarner, Inc 5 .400 08/15/34 1,021,013
200,000 BorgWarner, Inc 4 .375 03/15/45 169,336
3,000,000 Ford Motor Co 4 .346 12/08/26 2,974,370
2,000,000 (a) Ford Motor Co 7 .450 07/16/31 2,210,498
4,000,000 Ford Motor Co 3 .250 02/12/32 3,406,501
1,700,000 Ford Motor Co 4 .750 01/15/43 1,408,724
1,500,000 (a) Ford Motor Co 5 .291 12/08/46 1,360,467
3,000,000 Ford Motor Credit Co LLC 6 .950 03/06/26 3,070,358
3,000,000 Ford Motor Credit Co LLC 6 .950 06/10/26 3,088,273
3,000,000 Ford Motor Credit Co LLC 2 .700 08/10/26 2,882,172
1,250,000 Ford Motor Credit Co LLC 5 .850 05/17/27 1,272,560
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,995,101
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,123,639
2,000,000 Ford Motor Credit Co LLC 6 .800 05/12/28 2,095,315
1,500,000 Ford Motor Credit Co LLC 6 .798 11/07/28 1,583,711
1,500,000 Ford Motor Credit Co LLC 5 .800 03/08/29 1,524,648
3,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 2,971,745
1,000,000 Ford Motor Credit Co LLC 5 .303 09/06/29 995,292
1,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 1,082,958
1,000,000 Ford Motor Credit Co LLC 6 .050 03/05/31 1,026,467
2,500,000 Ford Motor Credit Co LLC 3 .625 06/17/31 2,217,694
1,500,000 Ford Motor Credit Co LLC 7 .122 11/07/33 1,621,653
1,750,000 Ford Motor Credit Co LLC 6 .125 03/08/34 1,771,868
500,000 General Motors Co 6 .125 10/01/25 504,739
500,000 General Motors Co 6 .800 10/01/27 529,406
700,000 General Motors Co 5 .000 10/01/28 708,707
375,000 General Motors Co 5 .400 10/15/29 384,451
450,000 General Motors Co 5 .600 10/15/32 464,182
900,000 General Motors Co 6 .600 04/01/36 973,819
700,000 General Motors Co 5 .150 04/01/38 671,068
150,000 General Motors Co 6 .250 10/02/43 153,929
175,000 General Motors Co 5 .200 04/01/45 160,401

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.6% (continued)
$ 350,000 General Motors Co 6 .750% 04/01/46 $ 380,939
500,000 General Motors Co 5 .400 04/01/48 459,580
900,000 General Motors Co 5 .950 04/01/49 892,077
500,000 General Motors Financial Co, Inc 1 .250 01/08/26 479,760
275,000 General Motors Financial Co, Inc 5 .250 03/01/26 276,845
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 951,206
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 520,762
1,400,000 General Motors Financial Co, Inc 4 .350 01/17/27 1,396,947
1,000,000 General Motors Financial Co, Inc 2 .350 02/26/27 951,951
800,000 General Motors Financial Co, Inc 5 .000 04/09/27 808,843
1,000,000 General Motors Financial Co, Inc 2 .700 08/20/27 952,010
1,100,000 General Motors Financial Co, Inc 3 .850 01/05/28 1,076,016
1,000,000 General Motors Financial Co, Inc 6 .000 01/09/28 1,042,217
2,000,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,854,685
1,000,000 General Motors Financial Co, Inc 5 .800 06/23/28 1,037,485
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,692,388
1,000,000 General Motors Financial Co, Inc 5 .800 01/07/29 1,040,109
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,472,069
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 978,930
1,500,000 General Motors Financial Co, Inc 5 .550 07/15/29 1,546,807
2,000,000 General Motors Financial Co, Inc 4 .900 10/06/29 2,002,268
1,000,000 General Motors Financial Co, Inc 5 .850 04/06/30 1,042,148
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,401,406
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,711,945
1,450,000 General Motors Financial Co, Inc 5 .750 02/08/31 1,499,214
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 409,322
1,250,000 General Motors Financial Co, Inc 5 .600 06/18/31 1,283,502
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 874,565
2,500,000 General Motors Financial Co, Inc 6 .400 01/09/33 2,665,801
1,000,000 General Motors Financial Co, Inc 6 .100 01/07/34 1,041,493
2,500,000 General Motors Financial Co, Inc 5 .950 04/04/34 2,587,333
4,000,000 (a) General Motors Financial Co, Inc 5 .450 09/06/34 3,987,617
175,000 Harley-Davidson, Inc 3 .500 07/28/25 172,756
200,000 (a) Harley-Davidson, Inc 4 .625 07/28/45 173,794
326,000 Lear Corp 3 .800 09/15/27 320,461
400,000 Lear Corp 4 .250 05/15/29 394,489
500,000 Lear Corp 3 .500 05/30/30 468,818
600,000 Lear Corp 2 .600 01/15/32 511,693
550,000 (a) Lear Corp 5 .250 05/15/49 516,741
1,000,000 (a) Lear Corp 3 .550 01/15/52 702,081
600,000 Magna International, Inc 4 .150 10/01/25 598,038
175,000 Magna International, Inc 2 .450 06/15/30 158,067
2,000,000 (a) Magna International, Inc 5 .500 03/21/33 2,127,759
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,120,992
1,000,000 Toyota Motor Corp 1 .339 03/25/26 960,647
1,000,000 Toyota Motor Corp 5 .118 07/13/28 1,041,668
300,000 Toyota Motor Corp 3 .669 07/20/28 297,321
1,000,000 Toyota Motor Corp 2 .362 03/25/31 901,395
1,000,000 Toyota Motor Corp 5 .123 07/13/33 1,068,920
1,000,000 Toyota Motor Credit Corp 3 .650 08/18/25 995,766
1,000,000 Toyota Motor Credit Corp 0 .800 10/16/25 965,421
1,000,000 Toyota Motor Credit Corp 0 .800 01/09/26 959,403
4,000,000 Toyota Motor Credit Corp 1 .125 06/18/26 3,813,581
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 955,207
1,000,000 Toyota Motor Credit Corp 3 .050 03/22/27 980,363
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,042,136
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 290,919
1,000,000 Toyota Motor Credit Corp 4 .625 01/12/28 1,018,509
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 1,041,937
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 393,864
1,000,000 Toyota Motor Credit Corp 5 .050 05/16/29 1,037,415
2,000,000 Toyota Motor Credit Corp 4 .450 06/29/29 2,031,104
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.6% (continued)
$ 550,000 Toyota Motor Credit Corp 4 .550% 08/08/29 $ 558,834
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 586,528
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 215,794
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 1,017,050
1,000,000 Toyota Motor Credit Corp 5 .550 11/20/30 1,068,463
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 857,728
1,000,000 Toyota Motor Credit Corp 5 .100 03/21/31 1,041,890
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 855,164
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 876,584
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 1,019,556
1,000,000 Toyota Motor Credit Corp 4 .800 01/05/34 1,019,655
TOTAL AUTOMOBILES & COMPONENTS 152,506,027
BANKS - 4.3%
5,000,000 Asian Development Bank 3 .625 08/28/29 4,999,910
1,000,000 Associated Banc-Corp 6 .455 08/29/30 1,028,053
525,000 Australia & New Zealand Banking Group Ltd 3 .700 11/16/25 522,154
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,011,412
2,000,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 2,033,281
2,000,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 2,052,374
1,000,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 998,334
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1 .125 09/18/25 969,194
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 1,045,306
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .381 03/13/29 1,039,530
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7 .883 11/15/34 1,376,880
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .033 03/13/35 1,060,552
400,000 Banco Santander S.A. 5 .179 11/19/25 400,532
1,600,000 Banco Santander S.A. 1 .849 03/25/26 1,538,107
600,000 Banco Santander S.A. 4 .250 04/11/27 597,358
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,636,569
1,200,000 Banco Santander S.A. 1 .722 09/14/27 1,136,773
675,000 Banco Santander S.A. 3 .800 02/23/28 659,912
3,000,000 Banco Santander S.A. 5 .552 03/14/28 3,065,182
1,000,000 Banco Santander S.A. 4 .175 03/24/28 990,447
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,791,554
1,000,000 Banco Santander S.A. 5 .365 07/15/28 1,023,540
1,600,000 Banco Santander S.A. 5 .588 08/08/28 1,665,585
1,000,000 Banco Santander S.A. 6 .607 11/07/28 1,085,005
600,000 Banco Santander S.A. 3 .306 06/27/29 574,133
2,000,000 Banco Santander S.A. 5 .538 03/14/30 2,068,082
400,000 Banco Santander S.A. 3 .490 05/28/30 377,735
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,767,126
1,000,000 Banco Santander S.A. 2 .958 03/25/31 906,459
1,000,000 Banco Santander S.A. 5 .439 07/15/31 1,045,644
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,771,367
800,000 Banco Santander S.A. 6 .921 08/08/33 885,242
800,000 Banco Santander S.A. 6 .938 11/07/33 926,365
1,600,000 Banco Santander S.A. 6 .350 03/14/34 1,713,341
3,000,000 Bank of America Corp 2 .015 02/13/26 2,965,910
2,000,000 Bank of America Corp 4 .827 07/22/26 2,001,068
4,500,000 Bank of America Corp 1 .197 10/24/26 4,342,656
5,000,000 Bank of America Corp 1 .658 03/11/27 4,806,089
7,800,000 Bank of America Corp 3 .559 04/23/27 7,702,811
4,500,000 Bank of America Corp 1 .734 07/22/27 4,296,098
2,000,000 Bank of America Corp 2 .551 02/04/28 1,921,567
3,000,000 Bank of America Corp 4 .376 04/27/28 3,004,752
3,000,000 Bank of America Corp 6 .204 11/10/28 3,166,688
5,690,000 Bank of America Corp 3 .419 12/20/28 5,535,246
2,250,000 Bank of America Corp 3 .970 03/05/29 2,223,490
2,000,000 Bank of America Corp 5 .202 04/25/29 2,056,414
3,000,000 Bank of America Corp 2 .087 06/14/29 2,770,364
1,400,000 Bank of America Corp 4 .271 07/23/29 1,396,311
3,000,000 Bank of America Corp 5 .819 09/15/29 3,157,152

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 3,075,000 Bank of America Corp 3 .974% 02/07/30 $ 3,021,452
1,675,000 Bank of America Corp 3 .194 07/23/30 1,585,377
1,050,000 Bank of America Corp 2 .884 10/22/30 975,179
4,000,000 Bank of America Corp 2 .496 02/13/31 3,626,195
1,750,000 Bank of America Corp 2 .592 04/29/31 1,586,974
3,000,000 Bank of America Corp 1 .898 07/23/31 2,602,810
3,000,000 Bank of America Corp 1 .922 10/24/31 2,584,921
3,000,000 Bank of America Corp 2 .651 03/11/32 2,677,710
4,000,000 Bank of America Corp 2 .687 04/22/32 3,567,477
5,000,000 Bank of America Corp 2 .299 07/21/32 4,328,262
3,000,000 Bank of America Corp 2 .572 10/20/32 2,630,505
2,000,000 Bank of America Corp 2 .972 02/04/33 1,791,086
2,000,000 Bank of America Corp 4 .571 04/27/33 1,990,394
4,000,000 Bank of America Corp 5 .015 07/22/33 4,103,791
5,000,000 Bank of America Corp 5 .288 04/25/34 5,198,388
4,000,000 Bank of America Corp 5 .872 09/15/34 4,315,435
11,000,000 Bank of America Corp 5 .468 01/23/35 11,567,645
7,000,000 Bank of America Corp 5 .425 08/15/35 7,175,719
4,000,000 Bank of America Corp 2 .482 09/21/36 3,375,204
1,500,000 Bank of America Corp 6 .110 01/29/37 1,656,579
3,000,000 Bank of America Corp 3 .846 03/08/37 2,773,159
4,500,000 Bank of America Corp 4 .078 04/23/40 4,115,419
6,000,000 Bank of America Corp 2 .676 06/19/41 4,511,267
4,000,000 Bank of America Corp 3 .311 04/22/42 3,248,322
1,500,000 Bank of America Corp 5 .000 01/21/44 1,526,045
2,800,000 Bank of America Corp 4 .443 01/20/48 2,585,669
3,000,000 Bank of America Corp 3 .946 01/23/49 2,563,298
1,000,000 Bank of America Corp 2 .831 10/24/51 691,326
1,950,000 Bank of America Corp 3 .483 03/13/52 1,530,659
2,000,000 Bank of America Corp 2 .972 07/21/52 1,419,495
2,000,000 Bank of America NA 5 .526 08/18/26 2,053,489
1,500,000 Bank of Montreal 1 .250 09/15/26 1,420,087
1,000,000 Bank of Montreal 5 .266 12/11/26 1,023,702
1,000,000 Bank of Montreal 0 .949 01/22/27 955,407
2,000,000 Bank of Montreal 4 .700 09/14/27 2,034,663
2,000,000 Bank of Montreal 5 .203 02/01/28 2,062,377
1,000,000 Bank of Montreal 5 .717 09/25/28 1,054,004
1,000,000 Bank of Montreal 4 .640 09/10/30 1,010,369
1,500,000 Bank of Montreal 5 .511 06/04/31 1,580,050
425,000 Bank of Montreal 3 .803 12/15/32 413,025
1,250,000 Bank of Montreal 3 .088 01/10/37 1,078,724
1,550,000 Bank of Nova Scotia 4 .500 12/16/25 1,546,220
2,000,000 Bank of Nova Scotia 1 .050 03/02/26 1,914,365
2,000,000 Bank of Nova Scotia 1 .350 06/24/26 1,910,519
1,000,000 Bank of Nova Scotia 2 .700 08/03/26 974,653
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,841,816
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 1,035,622
2,000,000 Bank of Nova Scotia 4 .850 02/01/30 2,046,677
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 871,531
2,000,000 Bank of Nova Scotia 4 .740 11/10/32 2,006,344
750,000 Bank of Nova Scotia 5 .650 02/01/34 803,057
750,000 Bank of Nova Scotia 4 .588 05/04/37 713,413
975,000 Barclays plc 4 .375 01/12/26 973,143
2,000,000 Barclays plc 2 .852 05/07/26 1,973,694
800,000 Barclays plc 5 .200 05/12/26 804,991
1,000,000 Barclays plc 7 .325 11/02/26 1,026,106
2,000,000 Barclays plc 2 .279 11/24/27 1,907,140
700,000 Barclays plc 4 .337 01/10/28 695,619
1,500,000 Barclays plc 5 .674 03/12/28 1,541,093
1,975,000 Barclays plc 4 .836 05/09/28 1,976,914
1,500,000 Barclays plc 7 .385 11/02/28 1,620,105
1,500,000 Barclays plc 4 .972 05/16/29 1,516,687
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,500,000 Barclays plc 6 .490% 09/13/29 $ 1,600,544
3,000,000 Barclays plc 5 .690 03/12/30 3,120,742
1,000,000 Barclays plc 5 .088 06/20/30 1,003,206
1,850,000 Barclays plc 4 .942 09/10/30 1,865,290
2,000,000 Barclays plc 2 .645 06/24/31 1,787,921
1,500,000 Barclays plc 2 .667 03/10/32 1,316,413
2,000,000 Barclays plc 2 .894 11/24/32 1,754,095
1,300,000 Barclays plc 5 .746 08/09/33 1,359,545
2,500,000 Barclays plc 7 .437 11/02/33 2,886,324
3,000,000 Barclays plc 6 .224 05/09/34 3,232,096
1,000,000 (a) Barclays plc 7 .119 06/27/34 1,113,534
950,000 Barclays plc 6 .692 09/13/34 1,056,452
3,000,000 Barclays plc 5 .335 09/10/35 3,033,386
1,750,000 Barclays plc 3 .564 09/23/35 1,591,808
1,000,000 (a) Barclays plc 3 .811 03/10/42 823,828
775,000 Barclays plc 5 .250 08/17/45 785,485
1,200,000 Barclays plc 6 .036 03/12/55 1,313,227
300,000 BPCE S.A. 3 .375 12/02/26 294,822
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 744,121
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 965,114
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 952,302
1,500,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 1,473,137
1,500,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 1,536,514
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,593,289
3,000,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 3,117,413
1,000,000 Canadian Imperial Bank of Commerce 4 .631 09/11/30 1,006,397
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,405,138
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 382,320
3,000,000 CitiBank NA 5 .488 12/04/26 3,086,554
5,000,000 CitiBank NA 5 .803 09/29/28 5,292,853
1,000,000 CitiBank NA 4 .838 08/06/29 1,023,355
650,000 CitiBank NA 5 .570 04/30/34 693,422
1,000,000 Citigroup, Inc 3 .700 01/12/26 993,264
750,000 Citigroup, Inc 4 .600 03/09/26 751,993
3,000,000 Citigroup, Inc 5 .610 09/29/26 3,026,004
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,098,884
4,000,000 Citigroup, Inc 1 .122 01/28/27 3,826,804
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,763,661
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,502,089
5,000,000 Citigroup, Inc 3 .070 02/24/28 4,859,528
3,000,000 Citigroup, Inc 4 .658 05/24/28 3,025,366
1,000,000 Citigroup, Inc 3 .668 07/24/28 982,187
2,025,000 Citigroup, Inc 4 .125 07/25/28 2,008,588
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,960,759
2,000,000 Citigroup, Inc 5 .174 02/13/30 2,054,482
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,713,732
3,550,000 Citigroup, Inc 4 .542 09/19/30 3,554,117
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,555,357
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,184,731
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,399,479
5,000,000 Citigroup, Inc 2 .561 05/01/32 4,394,611
175,000 Citigroup, Inc 6 .625 06/15/32 193,867
875,000 Citigroup, Inc 2 .520 11/03/32 759,425
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,572,676
1,000,000 Citigroup, Inc 3 .785 03/17/33 936,761
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,789,136
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,295,547
425,000 Citigroup, Inc 6 .174 05/25/34 453,473
2,000,000 Citigroup, Inc 5 .827 02/13/35 2,088,693
10,000,000 Citigroup, Inc 5 .449 06/11/35 10,430,151
750,000 Citigroup, Inc 3 .878 01/24/39 668,224
325,000 Citigroup, Inc 8 .125 07/15/39 431,231

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 2,000,000 Citigroup, Inc 5 .411% 09/19/39 $ 1,994,358
350,000 Citigroup, Inc 5 .875 01/30/42 384,447
2,000,000 (a) Citigroup, Inc 2 .904 11/03/42 1,507,083
400,000 Citigroup, Inc 6 .675 09/13/43 471,679
125,000 Citigroup, Inc 5 .300 05/06/44 127,173
675,000 Citigroup, Inc 4 .650 07/30/45 642,086
3,075,000 Citigroup, Inc 4 .750 05/18/46 2,885,246
4,075,000 Citigroup, Inc 4 .650 07/23/48 3,844,068
250,000 Citizens Bank NA 3 .750 02/18/26 246,613
1,000,000 Citizens Bank NA 4 .575 08/09/28 998,916
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 484,167
550,000 Citizens Financial Group, Inc 5 .841 01/23/30 572,149
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 177,926
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 416,979
1,000,000 Citizens Financial Group, Inc 5 .718 07/23/32 1,037,051
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 700,891
1,500,000 Citizens Financial Group, Inc 6 .645 04/25/35 1,646,839
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 494,993
200,000 Comerica Bank 4 .000 07/27/25 198,271
1,000,000 Comerica Bank 5 .332 08/25/33 961,974
550,000 Comerica, Inc 4 .000 02/01/29 532,462
1,000,000 Comerica, Inc 5 .982 01/30/30 1,030,885
1,500,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,527,799
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,659,577
1,000,000 Cooperatieve Rabobank UA 4 .333 08/28/26 1,006,367
1,000,000 Cooperatieve Rabobank UA 5 .500 10/05/26 1,028,339
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,534,899
1,000,000 (a) Cooperatieve Rabobank UA 4 .800 01/09/29 1,025,909
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 580,954
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,498,913
600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 618,701
1,000,000 Credit Suisse AG. 1 .250 08/07/26 949,126
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,379,608
2,000,000 Credit Suisse AG. 7 .500 02/15/28 2,196,777
2,000,000 Deutsche Bank AG. 1 .686 03/19/26 1,926,643
2,000,000 Deutsche Bank AG. 2 .129 11/24/26 1,936,770
600,000 Deutsche Bank AG. 7 .146 07/13/27 624,534
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 998,930
2,000,000 Deutsche Bank AG. 5 .706 02/08/28 2,043,255
2,500,000 Deutsche Bank AG. 5 .414 05/10/29 2,597,389
350,000 Deutsche Bank AG. 6 .819 11/20/29 376,763
650,000 Deutsche Bank AG. 4 .999 09/11/30 653,508
825,000 Deutsche Bank AG. 3 .547 09/18/31 769,058
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 897,439
1,500,000 Deutsche Bank AG. 5 .403 09/11/35 1,509,679
300,000 Fifth Third Bancorp 2 .550 05/05/27 287,561
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 946,183
500,000 Fifth Third Bancorp 3 .950 03/14/28 493,646
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 988,650
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 1,053,342
200,000 Fifth Third Bancorp 6 .339 07/27/29 212,585
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 1,007,722
1,000,000 Fifth Third Bancorp 4 .895 09/06/30 1,012,689
1,300,000 Fifth Third Bancorp 5 .631 01/29/32 1,357,874
140,000 Fifth Third Bancorp 8 .250 03/01/38 176,313
2,400,000 Fifth Third Bank NA 3 .850 03/15/26 2,374,421
1,000,000 Fifth Third Bank NA 2 .250 02/01/27 955,160
500,000 First Citizens BancShares, Inc 3 .375 03/15/30 489,400
500,000 (a) First Horizon Bank 5 .750 05/01/30 507,677
500,000 First Horizon Corp 4 .000 05/26/25 495,525
33,000 HSBC Bank USA NA 7 .000 01/15/39 39,203
450,000 HSBC Holdings plc 4 .250 08/18/25 447,705
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 2,000,000 HSBC Holdings plc 2 .633% 11/07/25 $ 1,994,030
1,500,000 HSBC Holdings plc 2 .099 06/04/26 1,471,466
1,100,000 HSBC Holdings plc 4 .292 09/12/26 1,094,972
450,000 HSBC Holdings plc 4 .375 11/23/26 448,109
2,000,000 HSBC Holdings plc 5 .887 08/14/27 2,054,276
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,884,598
2,000,000 HSBC Holdings plc 5 .597 05/17/28 2,056,132
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,510,753
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,530,507
5,000,000 HSBC Holdings plc 2 .013 09/22/28 4,665,069
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,705,092
975,000 HSBC Holdings plc 6 .161 03/09/29 1,026,524
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,503,203
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,466,990
2,000,000 HSBC Holdings plc 5 .546 03/04/30 2,079,287
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,897,528
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,730,934
750,000 HSBC Holdings plc 2 .357 08/18/31 659,329
5,000,000 HSBC Holdings plc 5 .733 05/17/32 5,267,141
2,350,000 HSBC Holdings plc 2 .804 05/24/32 2,079,227
3,500,000 HSBC Holdings plc 2 .871 11/22/32 3,077,585
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,479,106
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,890,523
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,378,091
2,000,000 HSBC Holdings plc 6 .254 03/09/34 2,184,799
2,000,000 HSBC Holdings plc 6 .547 06/20/34 2,188,332
2,000,000 HSBC Holdings plc 7 .399 11/13/34 2,296,422
3,000,000 (a) HSBC Holdings plc 5 .719 03/04/35 3,188,022
300,000 HSBC Holdings plc 6 .500 05/02/36 325,715
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,964,950
200,000 HSBC Holdings plc 6 .800 06/01/38 225,618
550,000 (a) HSBC Holdings plc 6 .100 01/14/42 632,300
2,000,000 HSBC Holdings plc 6 .332 03/09/44 2,259,144
1,175,000 (a) HSBC Holdings plc 5 .250 03/14/44 1,167,725
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 1,001,297
675,000 Huntington Bancshares, Inc 6 .208 08/21/29 714,081
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 902,866
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 496,352
1,000,000 Huntington Bancshares, Inc 5 .709 02/02/35 1,041,056
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 407,205
1,000,000 Huntington National Bank 4 .552 05/17/28 1,000,748
1,500,000 Huntington National Bank 5 .650 01/10/30 1,569,780
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,681,362
1,250,000 ING Groep NV 3 .950 03/29/27 1,240,083
1,500,000 ING Groep NV 1 .726 04/01/27 1,439,528
600,000 ING Groep NV 4 .017 03/28/28 595,609
1,500,000 ING Groep NV 4 .550 10/02/28 1,511,066
1,325,000 ING Groep NV 4 .050 04/09/29 1,309,505
3,000,000 ING Groep NV 5 .335 03/19/30 3,105,011
475,000 ING Groep NV 2 .727 04/01/32 423,525
300,000 ING Groep NV 4 .252 03/28/33 291,410
200,000 ING Groep NV 6 .114 09/11/34 218,129
3,000,000 ING Groep NV 5 .550 03/19/35 3,144,539
3,000,000 Inter-American Development Bank 3 .625 09/17/31 2,974,376
3,125,000 JPMorgan Chase & Co 3 .300 04/01/26 3,085,709
1,450,000 JPMorgan Chase & Co 3 .200 06/15/26 1,428,746
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 980,043
4,000,000 JPMorgan Chase & Co 1 .045 11/19/26 3,843,727
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,349,445
2,450,000 JPMorgan Chase & Co 3 .960 01/29/27 2,435,986
4,000,000 JPMorgan Chase & Co 1 .040 02/04/27 3,824,206
5,200,000 JPMorgan Chase & Co 1 .578 04/22/27 4,981,440

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 3,000,000 JPMorgan Chase & Co 1 .470% 09/22/27 $ 2,841,557
250,000 JPMorgan Chase & Co 4 .250 10/01/27 251,740
325,000 JPMorgan Chase & Co 3 .625 12/01/27 320,103
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,359,988
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 969,862
925,000 JPMorgan Chase & Co 5 .571 04/22/28 953,739
4,000,000 JPMorgan Chase & Co 4 .323 04/26/28 4,007,986
425,000 JPMorgan Chase & Co 3 .540 05/01/28 417,315
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,689,522
2,000,000 JPMorgan Chase & Co 4 .979 07/22/28 2,039,003
1,000,000 JPMorgan Chase & Co 4 .851 07/25/28 1,017,438
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,775,552
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 2,042,372
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 3,104,109
2,500,000 JPMorgan Chase & Co 6 .087 10/23/29 2,665,079
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,758,115
5,000,000 JPMorgan Chase & Co 5 .012 01/23/30 5,128,016
2,825,000 JPMorgan Chase & Co 5 .581 04/22/30 2,965,093
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,376,818
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,513,510
4,000,000 JPMorgan Chase & Co 4 .995 07/22/30 4,112,903
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,816,619
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,310,642
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 4,297,913
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,933,352
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,675,504
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,638,932
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,399,425
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 2,000,424
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 2,042,758
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 4,241,053
5,325,000 JPMorgan Chase & Co 5 .350 06/01/34 5,572,161
2,500,000 JPMorgan Chase & Co 6 .254 10/23/34 2,780,479
6,000,000 JPMorgan Chase & Co 5 .336 01/23/35 6,271,495
4,025,000 JPMorgan Chase & Co 5 .766 04/22/35 4,337,411
4,675,000 JPMorgan Chase & Co 5 .294 07/22/35 4,875,715
958,000 JPMorgan Chase & Co 5 .500 10/15/40 1,025,547
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,610,648
4,500,000 JPMorgan Chase & Co 2 .525 11/19/41 3,320,349
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 2,005,534
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 1,087,028
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,797,534
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,858,955
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 873,170
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,886,342
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,495,344
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,477,695
1,500,000 JPMorgan Chase & Co 3 .328 04/22/52 1,156,365
2,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 2,044,970
300,000 KeyBank NA 3 .400 05/20/26 292,994
1,000,000 (a) KeyBank NA 5 .850 11/15/27 1,036,921
1,000,000 KeyBank NA 4 .390 12/14/27 990,664
250,000 KeyBank NA 3 .900 04/13/29 239,103
1,500,000 (a) KeyBank NA 4 .900 08/08/32 1,460,152
625,000 KeyBank NA 5 .000 01/26/33 619,321
200,000 KeyCorp 4 .150 10/29/25 198,955
500,000 KeyCorp 4 .100 04/30/28 492,619
1,000,000 KeyCorp 2 .550 10/01/29 906,101
300,000 KeyCorp 4 .789 06/01/33 293,700
1,500,000 KeyCorp 6 .401 03/06/35 1,630,888
5,000,000 Kreditanstalt fuer Wiederaufbau 5 .000 03/16/26 5,083,002
5,000,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 5,079,182
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 3,455,000 Kreditanstalt fuer Wiederaufbau 3 .500% 08/27/27 $ 3,439,995
1,950,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 1,980,497
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 3,057,276
1,000,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 1,039,400
325,000 Lloyds Banking Group plc 4 .582 12/10/25 323,852
225,000 Lloyds Banking Group plc 4 .650 03/24/26 224,554
500,000 Lloyds Banking Group plc 3 .750 01/11/27 494,477
2,000,000 Lloyds Banking Group plc 1 .627 05/11/27 1,911,005
1,000,000 Lloyds Banking Group plc 5 .985 08/07/27 1,026,402
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 984,838
500,000 Lloyds Banking Group plc 4 .375 03/22/28 499,076
700,000 Lloyds Banking Group plc 4 .550 08/16/28 704,116
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,777,627
500,000 Lloyds Banking Group plc 5 .871 03/06/29 521,521
3,000,000 Lloyds Banking Group plc 5 .721 06/05/30 3,143,666
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,262,454
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,755,275
3,000,000 Lloyds Banking Group plc 5 .679 01/05/35 3,155,987
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,316,534
1,000,000 M&T Bank Corp 7 .413 10/30/29 1,095,370
1,000,000 M&T Bank Corp 6 .082 03/13/32 1,058,340
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,487,848
1,000,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 1,006,231
1,000,000 Manufacturers & Traders Trust Co 4 .700 01/27/28 1,005,263
207,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 205,736
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 219,022
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 643,837
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 686,149
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 711,216
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 956,940
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 995,232
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 994,527
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,020,399
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 299,095
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,029,841
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .422 02/22/29 2,584,995
1,250,000 (a) Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,228,843
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 1,031,122
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 952,970
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,366,787
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .258 04/17/30 1,034,154
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,099,836
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 2,622,462
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,474,970
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 436,159
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 888,223
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 977,938
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 1,030,601
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 1,056,385
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .441 02/22/34 2,634,107
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 1,053,621
1,050,000 Mitsubishi UFJ Financial Group, Inc 5 .426 04/17/35 1,103,836
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 289,456
500,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 472,475
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,274,870
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 197,225
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 950,058
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 951,368
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 719,391
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 1,042,509
1,500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 1,568,971
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 620,543

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Mizuho Financial Group, Inc 3 .261% 05/22/30 $ 950,306
1,500,000 Mizuho Financial Group, Inc 5 .376 05/26/30 1,556,304
1,000,000 Mizuho Financial Group, Inc 5 .382 07/10/30 1,036,871
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 940,554
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 461,711
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 450,289
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 1,057,781
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 879,545
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 864,147
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 600,755
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 856,132
500,000 Mizuho Financial Group, Inc 2 .260 07/09/32 427,910
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 1,058,170
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 1,066,728
1,500,000 Mizuho Financial Group, Inc 5 .748 07/06/34 1,599,923
1,000,000 (a) Mizuho Financial Group, Inc 5 .579 05/26/35 1,055,299
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,522,622
1,125,000 Morgan Stanley Bank NA 5 .504 05/26/28 1,160,462
2,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 2,040,584
300,000 National Australia Bank Ltd 3 .375 01/14/26 297,455
750,000 National Australia Bank Ltd 2 .500 07/12/26 731,075
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 998,824
2,000,000 National Australia Bank Ltd 5 .087 06/11/27 2,055,416
2,000,000 National Australia Bank Ltd 4 .944 01/12/28 2,052,164
1,500,000 National Australia Bank Ltd 4 .900 06/13/28 1,539,723
1,000,000 National Australia Bank Ltd 4 .787 01/10/29 1,027,383
1,500,000 National Bank of Canada 5 .600 12/18/28 1,568,089
750,000 NatWest Group plc 4 .800 04/05/26 753,429
2,000,000 NatWest Group plc 7 .472 11/10/26 2,058,893
800,000 NatWest Group plc 1 .642 06/14/27 762,565
300,000 NatWest Group plc 3 .073 05/22/28 289,842
700,000 NatWest Group plc 5 .516 09/30/28 722,322
1,000,000 NatWest Group plc 4 .892 05/18/29 1,010,413
1,000,000 NatWest Group plc 5 .808 09/13/29 1,047,196
750,000 NatWest Group plc 3 .754 11/01/29 748,855
3,000,000 NatWest Group plc 5 .076 01/27/30 3,055,812
1,500,000 NatWest Group plc 4 .445 05/08/30 1,489,542
2,000,000 NatWest Group plc 4 .964 08/15/30 2,030,992
1,500,000 NatWest Group plc 6 .016 03/02/34 1,621,439
1,000,000 NatWest Group plc 6 .475 06/01/34 1,052,315
1,000,000 NatWest Group plc 5 .778 03/01/35 1,063,417
800,000 NatWest Group plc 3 .032 11/28/35 711,534
2,000,000 Oesterreichische Kontrollbank AG. 0 .375 09/17/25 1,930,486
2,500,000 Oesterreichische Kontrollbank AG. 0 .500 02/02/26 2,387,600
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 2,037,527
800,000 Oesterreichische Kontrollbank AG. 4 .125 01/18/29 814,212
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/05/29 3,012,021
903,000 PNC Bank NA 4 .050 07/26/28 896,106
475,000 PNC Bank NA 2 .700 10/22/29 435,100
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,458,782
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,839,673
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 292,517
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,023,339
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,550,279
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,530,566
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 2,081,760
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,834,417
1,500,000 PNC Financial Services Group, Inc 5 .492 05/14/30 1,567,453
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 739,330
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,080,440
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 912,469
4,000,000 PNC Financial Services Group, Inc 5 .939 08/18/34 4,313,250
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 2,000,000 PNC Financial Services Group, Inc 6 .875% 10/20/34 $ 2,289,958
1,000,000 PNC Financial Services Group, Inc 5 .676 01/22/35 1,060,117
1,000,000 PNC Financial Services Group, Inc 5 .401 07/23/35 1,042,802
825,000 PNC Financial Services Group, Inc 6 .200 N/A(b) 839,848
300,000 Regions Bank 6 .450 06/26/37 322,735
1,000,000 Regions Financial Corp 1 .800 08/12/28 903,062
1,000,000 Regions Financial Corp 5 .722 06/06/30 1,035,929
1,000,000 Regions Financial Corp 5 .502 09/06/35 1,017,632
2,000,000 Royal Bank of Canada 1 .200 04/27/26 1,913,855
2,000,000 Royal Bank of Canada 1 .150 07/14/26 1,898,338
1,500,000 Royal Bank of Canada 1 .400 11/02/26 1,421,785
1,000,000 Royal Bank of Canada 3 .625 05/04/27 990,600
1,000,000 Royal Bank of Canada 4 .240 08/03/27 1,006,144
1,500,000 Royal Bank of Canada 6 .000 11/01/27 1,583,059
1,500,000 Royal Bank of Canada 4 .900 01/12/28 1,535,624
2,000,000 Royal Bank of Canada 5 .200 08/01/28 2,078,061
1,000,000 Royal Bank of Canada 4 .950 02/01/29 1,031,246
1,000,000 Royal Bank of Canada 4 .969 08/02/30 1,025,728
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,399,604
500,000 Royal Bank of Canada 3 .875 05/04/32 482,733
1,000,000 Royal Bank of Canada 5 .000 02/01/33 1,034,736
4,000,000 Royal Bank of Canada 5 .000 05/02/33 4,138,411
750,000 Royal Bank of Canada 5 .150 02/01/34 779,918
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,799,875
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 648,348
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,895,763
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 1,047,172
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 1,050,582
750,000 Santander Holdings USA, Inc 6 .174 01/09/30 782,916
1,000,000 Santander Holdings USA, Inc 5 .353 09/06/30 1,010,546
1,000,000 Santander Holdings USA, Inc 6 .342 05/31/35 1,048,994
1,000,000 Santander UK Group Holdings plc 6 .833 11/21/26 1,020,919
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 951,209
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,905,206
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 488,958
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 1,059,459
1,000,000 Santander UK Group Holdings plc 4 .858 09/11/30 1,007,943
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 665,686
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 947,762
700,000 Sumitomo Mitsui Financial Group, Inc 3 .010 10/19/26 683,105
725,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 713,721
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 955,460
775,000 Sumitomo Mitsui Financial Group, Inc 3 .364 07/12/27 760,228
500,000 Sumitomo Mitsui Financial Group, Inc 3 .352 10/18/27 488,300
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 2,074,106
675,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 659,856
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .800 07/13/28 2,104,026
750,000 Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 743,854
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .716 09/14/28 1,050,061
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,370,193
500,000 (a) Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 503,183
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,392,395
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .316 07/09/29 1,040,597
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,413,032
500,000 Sumitomo Mitsui Financial Group, Inc 3 .202 09/17/29 471,851
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 923,450
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710 01/13/30 2,118,184
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,379,195
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,323,042
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 2,138,436
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .142 09/23/30 875,577
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 846,104

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .424% 07/09/31 $ 1,049,540
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,291,958
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 1,075,253
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 2,154,581
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 1,083,212
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .558 07/09/34 1,061,301
750,000 Sumitomo Mitsui Financial Group, Inc 2 .296 01/12/41 536,686
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 766,522
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .050 01/14/42 1,195,118
500,000 (a) Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 570,740
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .836 07/09/44 1,077,610
1,000,000 Synovus Bank 5 .625 02/15/28 1,005,405
1,000,000 Synovus Financial Corp 5 .200 08/11/25 1,000,422
1,000,000 Toronto-Dominion Bank 0 .750 09/11/25 967,697
2,000,000 Toronto-Dominion Bank 0 .750 01/06/26 1,916,200
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,906,849
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,423,127
825,000 Toronto-Dominion Bank 5 .264 12/11/26 845,510
1,000,000 (a) Toronto-Dominion Bank 1 .950 01/12/27 958,389
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 969,507
3,000,000 Toronto-Dominion Bank 4 .108 06/08/27 2,999,667
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,523,801
1,000,000 (a) Toronto-Dominion Bank 5 .156 01/10/28 1,029,982
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 1,046,116
1,500,000 Toronto-Dominion Bank 4 .994 04/05/29 1,545,660
1,500,000 (a) Toronto-Dominion Bank 2 .000 09/10/31 1,300,425
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 981,290
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 876,099
500,000 Toronto-Dominion Bank 3 .200 03/10/32 458,151
800,000 Toronto-Dominion Bank 4 .456 06/08/32 794,795
1,500,000 (a) Toronto-Dominion Bank 5 .146 09/10/34 1,514,321
500,000 Truist Bank 3 .625 09/16/25 494,484
200,000 Truist Bank 4 .050 11/03/25 199,397
375,000 Truist Bank 3 .300 05/15/26 368,210
500,000 Truist Bank 3 .800 10/30/26 493,066
750,000 Truist Bank 4 .632 09/17/29 745,926
475,000 Truist Bank 2 .250 03/11/30 419,017
750,000 Truist Financial Corp 1 .200 08/05/25 729,216
1,000,000 Truist Financial Corp 4 .260 07/28/26 996,021
1,300,000 Truist Financial Corp 1 .267 03/02/27 1,239,635
1,000,000 Truist Financial Corp 1 .125 08/03/27 918,906
750,000 Truist Financial Corp 4 .123 06/06/28 744,597
1,000,000 Truist Financial Corp 4 .873 01/26/29 1,010,662
500,000 Truist Financial Corp 3 .875 03/19/29 487,155
2,000,000 Truist Financial Corp 1 .887 06/07/29 1,829,619
550,000 Truist Financial Corp 7 .161 10/30/29 602,868
2,000,000 Truist Financial Corp 5 .435 01/24/30 2,070,120
1,500,000 Truist Financial Corp 5 .153 08/05/32 1,536,322
1,000,000 Truist Financial Corp 4 .916 07/28/33 980,648
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,079,419
100,000 Truist Financial Corp 5 .122 01/26/34 101,099
3,000,000 Truist Financial Corp 5 .867 06/08/34 3,189,261
2,000,000 Truist Financial Corp 5 .711 01/24/35 2,106,974
125,000 US Bancorp 3 .950 11/17/25 124,631
750,000 US Bancorp 3 .100 04/27/26 736,378
700,000 US Bancorp 2 .375 07/22/26 681,023
2,000,000 US Bancorp 5 .727 10/21/26 2,024,821
1,175,000 US Bancorp 3 .150 04/27/27 1,151,591
1,500,000 US Bancorp 6 .787 10/26/27 1,575,263
750,000 US Bancorp 3 .900 04/26/28 743,200
2,000,000 US Bancorp 4 .653 02/01/29 2,019,358
2,000,000 US Bancorp 5 .775 06/12/29 2,096,070
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 600,000 US Bancorp 3 .000% 07/30/29 $ 563,735
2,500,000 US Bancorp 1 .375 07/22/30 2,134,826
1,000,000 US Bancorp 4 .967 07/22/33 998,035
3,000,000 US Bancorp 5 .850 10/21/33 3,199,995
2,000,000 US Bancorp 5 .836 06/12/34 2,135,452
3,500,000 US Bancorp 5 .678 01/23/35 3,709,994
1,000,000 US Bancorp 2 .491 11/03/36 843,927
750,000 US Bank NA 2 .800 01/27/25 744,926
125,000 Wachovia Corp 5 .500 08/01/35 130,183
200,000 Webster Financial Corp 4 .100 03/25/29 193,128
1,125,000 Wells Fargo & Co 3 .550 09/29/25 1,115,405
3,350,000 Wells Fargo & Co 3 .000 04/22/26 3,291,061
1,250,000 Wells Fargo & Co 4 .100 06/03/26 1,245,740
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,516,698
1,500,000 Wells Fargo & Co 3 .196 06/17/27 1,471,149
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,202,754
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,275,383
2,000,000 Wells Fargo & Co 5 .707 04/22/28 2,065,180
2,125,000 Wells Fargo & Co 3 .584 05/22/28 2,083,793
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,754,085
1,000,000 Wells Fargo & Co 4 .808 07/25/28 1,011,678
6,175,000 Wells Fargo & Co 4 .150 01/24/29 6,156,517
5,000,000 Wells Fargo & Co 5 .574 07/25/29 5,202,023
2,500,000 Wells Fargo & Co 6 .303 10/23/29 2,674,887
5,000,000 Wells Fargo & Co 5 .198 01/23/30 5,154,584
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,591,167
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,724,212
5,000,000 Wells Fargo & Co 4 .478 04/04/31 5,005,661
6,000,000 Wells Fargo & Co 3 .350 03/02/33 5,485,054
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,540,121
3,000,000 Wells Fargo & Co 5 .389 04/24/34 3,111,585
5,000,000 Wells Fargo & Co 5 .557 07/25/34 5,245,851
3,000,000 Wells Fargo & Co 6 .491 10/23/34 3,352,410
5,000,000 Wells Fargo & Co 5 .499 01/23/35 5,241,446
7,025,000 Wells Fargo & Co 3 .068 04/30/41 5,540,137
1,050,000 Wells Fargo & Co 5 .375 11/02/43 1,058,627
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,516,955
475,000 Wells Fargo & Co 4 .650 11/04/44 433,980
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,283,642
950,000 Wells Fargo & Co 4 .900 11/17/45 891,188
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,845,215
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,810,722
3,000,000 Wells Fargo & Co 5 .013 04/04/51 2,941,453
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,848,568
2,900,000 Wells Fargo Bank NA 5 .450 08/07/26 2,969,247
2,000,000 Wells Fargo Bank NA 5 .254 12/11/26 2,050,110
250,000 Wells Fargo Bank NA 6 .600 01/15/38 288,714
1,000,000 Westpac Banking Corp 2 .850 05/13/26 981,426
2,000,000 Westpac Banking Corp 1 .150 06/03/26 1,908,178
675,000 Westpac Banking Corp 2 .700 08/19/26 659,476
850,000 Westpac Banking Corp 3 .350 03/08/27 838,418
1,500,000 Westpac Banking Corp 4 .043 08/26/27 1,504,870
2,000,000 Westpac Banking Corp 5 .457 11/18/27 2,084,169
725,000 Westpac Banking Corp 3 .400 01/25/28 710,645
1,000,000 Westpac Banking Corp 5 .535 11/17/28 1,058,202
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,841,901
1,500,000 Westpac Banking Corp 5 .050 04/16/29 1,558,912
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,318,303
950,000 Westpac Banking Corp 4 .322 11/23/31 943,265
1,000,000 (a) Westpac Banking Corp 5 .405 08/10/33 1,024,706
1,000,000 Westpac Banking Corp 6 .820 11/17/33 1,131,039
600,000 Westpac Banking Corp 4 .110 07/24/34 580,258

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 2,350,000 Westpac Banking Corp 2 .668% 11/15/35 $ 2,050,362
500,000 Westpac Banking Corp 3 .020 11/18/36 433,948
900,000 Westpac Banking Corp 4 .421 07/24/39 852,068
225,000 (a) Westpac Banking Corp 2 .963 11/16/40 170,242
400,000 Zions Bancorp NA 3 .250 10/29/29 356,431
TOTAL BANKS 1,139,676,173
CAPITAL GOODS - 1.2%
1,200,000 3M Co 3 .000 08/07/25 1,185,738
675,000 3M Co 2 .875 10/15/27 651,441
925,000 3M Co 3 .625 09/14/28 909,560
500,000 3M Co 3 .375 03/01/29 484,106
1,000,000 3M Co 2 .375 08/26/29 919,804
200,000 3M Co 3 .125 09/19/46 149,301
300,000 3M Co 3 .625 10/15/47 239,457
1,150,000 3M Co 4 .000 09/14/48 1,021,542
875,000 3M Co 3 .250 08/26/49 654,487
820,000 3M Co 3 .700 04/15/50 665,719
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 877,501
1,000,000 AGCO Corp 5 .800 03/21/34 1,045,696
1,000,000 Air Lease Corp 3 .750 06/01/26 988,842
1,500,000 Air Lease Corp 1 .875 08/15/26 1,432,238
1,000,000 Air Lease Corp 2 .200 01/15/27 952,262
500,000 Air Lease Corp 3 .625 04/01/27 489,970
200,000 Air Lease Corp 3 .625 12/01/27 195,988
1,000,000 Air Lease Corp 5 .850 12/15/27 1,042,691
500,000 (a) Air Lease Corp 5 .300 02/01/28 513,571
300,000 Air Lease Corp 4 .625 10/01/28 301,049
1,500,000 Air Lease Corp 5 .100 03/01/29 1,536,076
500,000 Air Lease Corp 3 .250 10/01/29 470,030
750,000 Air Lease Corp 3 .000 02/01/30 691,294
500,000 Air Lease Corp 3 .125 12/01/30 457,534
1,000,000 Air Lease Corp 5 .200 07/15/31 1,022,237
500,000 Aircastle Ltd 4 .250 06/15/26 496,331
500,000 Allegion plc 3 .500 10/01/29 476,722
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 195,384
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 520,676
350,000 Allegion US Holding Co, Inc 5 .600 05/29/34 365,792
3,200,000 Boeing Co 4 .875 05/01/25 3,187,802
400,000 Boeing Co 2 .600 10/30/25 388,922
2,000,000 Boeing Co 2 .750 02/01/26 1,941,138
3,000,000 Boeing Co 2 .196 02/04/26 2,888,967
300,000 Boeing Co 3 .100 05/01/26 290,822
200,000 Boeing Co 2 .250 06/15/26 190,863
500,000 Boeing Co 2 .700 02/01/27 474,281
250,000 Boeing Co 2 .800 03/01/27 237,196
1,900,000 Boeing Co 5 .040 05/01/27 1,905,749
500,000 Boeing Co 3 .250 03/01/28 471,444
125,000 Boeing Co 3 .450 11/01/28 117,695
600,000 Boeing Co 3 .200 03/01/29 555,375
2,000,000 (c) Boeing Co 6 .298 05/01/29 2,104,174
750,000 Boeing Co 2 .950 02/01/30 670,404
1,600,000 Boeing Co 5 .150 05/01/30 1,603,844
1,000,000 Boeing Co 3 .625 02/01/31 916,105
2,000,000 (c) Boeing Co 6 .388 05/01/31 2,126,674
300,000 Boeing Co 3 .600 05/01/34 255,652
2,000,000 (c) Boeing Co 6 .528 05/01/34 2,146,530
425,000 Boeing Co 3 .250 02/01/35 345,963
500,000 Boeing Co 3 .550 03/01/38 387,910
600,000 Boeing Co 3 .500 03/01/39 456,892
350,000 Boeing Co 5 .875 02/15/40 348,446
5,500,000 Boeing Co 5 .705 05/01/40 5,366,301
300,000 Boeing Co 3 .375 06/15/46 203,697
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 250,000 Boeing Co 3 .650% 03/01/47 $ 174,441
100,000 Boeing Co 3 .625 03/01/48 68,935
100,000 Boeing Co 3 .850 11/01/48 71,015
5,000,000 Boeing Co 5 .805 05/01/50 4,830,593
975,000 (c) Boeing Co 6 .858 05/01/54 1,070,170
125,000 Boeing Co 3 .825 03/01/59 84,736
750,000 Boeing Co 3 .950 08/01/59 512,910
5,500,000 Boeing Co 5 .930 05/01/60 5,268,272
2,000,000 (c) Boeing Co 7 .008 05/01/64 2,203,556
200,000 Carlisle Cos, Inc 3 .500 12/01/24 199,457
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 918,657
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 846,290
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,395,384
1,100,000 Carrier Global Corp 2 .722 02/15/30 1,016,967
150,000 Carrier Global Corp 2 .700 02/15/31 135,471
104,000 Carrier Global Corp 5 .900 03/15/34 113,506
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,652,203
305,000 Carrier Global Corp 3 .577 04/05/50 240,441
112,000 Carrier Global Corp 6 .200 03/15/54 129,322
3,000,000 Caterpillar Financial Services Corp 0 .900 03/02/26 2,877,203
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 486,272
2,000,000 Caterpillar Financial Services Corp 1 .150 09/14/26 1,897,265
2,000,000 Caterpillar Financial Services Corp 4 .500 01/08/27 2,027,971
1,500,000 Caterpillar Financial Services Corp 5 .000 05/14/27 1,541,577
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 993,762
2,000,000 (a) Caterpillar Financial Services Corp 4 .850 02/27/29 2,069,397
2,000,000 Caterpillar Financial Services Corp 4 .375 08/16/29 2,029,794
500,000 Caterpillar, Inc 2 .600 09/19/29 468,091
1,000,000 (a) Caterpillar, Inc 1 .900 03/12/31 883,870
225,000 Caterpillar, Inc 5 .200 05/27/41 235,108
2,363,000 Caterpillar, Inc 3 .803 08/15/42 2,075,246
300,000 Caterpillar, Inc 4 .300 05/15/44 281,020
750,000 Caterpillar, Inc 3 .250 09/19/49 575,985
750,000 Caterpillar, Inc 3 .250 04/09/50 574,332
1,000,000 CNH Industrial Capital LLC 1 .875 01/15/26 967,423
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 950,735
1,000,000 CNH Industrial Capital LLC 4 .550 04/10/28 1,005,332
1,000,000 CNH Industrial Capital LLC 5 .100 04/20/29 1,029,317
500,000 CNH Industrial NV 3 .850 11/15/27 494,869
1,000,000 Cummins, Inc 4 .900 02/20/29 1,033,906
1,000,000 Cummins, Inc 1 .500 09/01/30 865,520
1,000,000 Cummins, Inc 5 .150 02/20/34 1,052,306
200,000 Cummins, Inc 4 .875 10/01/43 196,078
750,000 Cummins, Inc 2 .600 09/01/50 487,517
500,000 Cummins, Inc 5 .450 02/20/54 528,934
218,000 Deere & Co 5 .375 10/16/29 231,553
500,000 Deere & Co 2 .875 09/07/49 361,971
825,000 Dover Corp 3 .150 11/15/25 812,288
100,000 Dover Corp 2 .950 11/04/29 93,688
100,000 Dover Corp 5 .375 03/01/41 102,562
200,000 Eaton Corp 3 .103 09/15/27 195,320
1,000,000 Eaton Corp 4 .350 05/18/28 1,012,634
150,000 Eaton Corp 4 .000 11/02/32 147,521
1,250,000 Eaton Corp 4 .150 03/15/33 1,234,486
925,000 Eaton Corp 4 .150 11/02/42 846,867
200,000 Eaton Corp 3 .915 09/15/47 170,968
1,250,000 Eaton Corp 4 .700 08/23/52 1,208,033
200,000 Emerson Electric Co 3 .150 06/01/25 198,306
1,000,000 Emerson Electric Co 0 .875 10/15/26 941,571
500,000 Emerson Electric Co 1 .800 10/15/27 469,293
500,000 Emerson Electric Co 2 .000 12/21/28 461,640
750,000 Emerson Electric Co 1 .950 10/15/30 664,410

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 500,000 Emerson Electric Co 2 .200% 12/21/31 $ 439,128
200,000 Emerson Electric Co 5 .250 11/15/39 211,026
500,000 Emerson Electric Co 2 .750 10/15/50 343,498
500,000 Emerson Electric Co 2 .800 12/21/51 343,778
500,000 Flowserve Corp 3 .500 10/01/30 465,489
1,000,000 Flowserve Corp 2 .800 01/15/32 866,126
875,000 Fortive Corp 3 .150 06/15/26 857,758
250,000 Fortive Corp 4 .300 06/15/46 220,146
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 476,049
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 1,073,228
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 421,165
500,000 GATX Corp 3 .250 09/15/26 489,027
200,000 GATX Corp 3 .500 03/15/28 193,367
200,000 GATX Corp 4 .550 11/07/28 201,164
425,000 GATX Corp 4 .700 04/01/29 428,855
500,000 GATX Corp 4 .000 06/30/30 485,966
1,000,000 GATX Corp 1 .900 06/01/31 833,357
500,000 GATX Corp 4 .900 03/15/33 499,368
750,000 GATX Corp 5 .450 09/15/33 776,046
700,000 GATX Corp 6 .050 03/15/34 754,163
225,000 GATX Corp 5 .200 03/15/44 217,626
750,000 GATX Corp 6 .050 06/05/54 810,915
500,000 GE Capital Funding LLC 3 .450 05/15/25 495,333
3,000,000 General Dynamics Corp 1 .150 06/01/26 2,868,646
900,000 General Dynamics Corp 2 .250 06/01/31 799,179
1,000,000 General Dynamics Corp 2 .850 06/01/41 772,669
225,000 General Dynamics Corp 3 .600 11/15/42 189,723
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,761,384
750,000 HEICO Corp 5 .250 08/01/28 774,234
750,000 HEICO Corp 5 .350 08/01/33 779,593
1,700,000 Honeywell International, Inc 2 .500 11/01/26 1,655,920
750,000 Honeywell International, Inc 4 .950 02/15/28 776,283
1,000,000 Honeywell International, Inc 4 .875 09/01/29 1,036,356
1,000,000 Honeywell International, Inc 4 .700 02/01/30 1,027,637
950,000 Honeywell International, Inc 1 .950 06/01/30 849,640
1,000,000 Honeywell International, Inc 4 .950 09/01/31 1,045,845
1,000,000 Honeywell International, Inc 4 .750 02/01/32 1,028,968
1,000,000 Honeywell International, Inc 5 .000 02/15/33 1,045,288
2,000,000 Honeywell International, Inc 4 .500 01/15/34 2,017,853
2,500,000 Honeywell International, Inc 5 .000 03/01/35 2,602,273
782,000 Honeywell International, Inc 3 .812 11/21/47 655,826
575,000 Honeywell International, Inc 2 .800 06/01/50 407,702
1,500,000 Honeywell International, Inc 5 .250 03/01/54 1,564,446
1,000,000 Honeywell International, Inc 5 .350 03/01/64 1,053,951
2,500,000 Howmet Aerospace, Inc 4 .850 10/15/31 2,550,344
200,000 Hubbell, Inc 3 .350 03/01/26 196,940
500,000 Hubbell, Inc 3 .150 08/15/27 484,853
200,000 Hubbell, Inc 3 .500 02/15/28 195,029
1,000,000 Hubbell, Inc 2 .300 03/15/31 877,958
500,000 Huntington Ingalls Industries, Inc 3 .844 05/01/25 496,490
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 491,684
500,000 IDEX Corp 4 .950 09/01/29 511,355
500,000 IDEX Corp 3 .000 05/01/30 463,107
1,000,000 IDEX Corp 2 .625 06/15/31 885,189
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 976,754
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 200,403
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 881,215
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 156,328
1,500,000 Ingersoll Rand, Inc 5 .176 06/15/29 1,551,694
1,250,000 Ingersoll Rand, Inc 5 .314 06/15/31 1,306,808
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 133,927
1,250,000 Ingersoll Rand, Inc 5 .450 06/15/34 1,315,352
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 125,000 John Deere Capital Corp 3 .400% 09/11/25 $ 124,072
1,000,000 John Deere Capital Corp 0 .700 01/15/26 958,549
500,000 John Deere Capital Corp 2 .250 09/14/26 484,462
1,000,000 John Deere Capital Corp 1 .300 10/13/26 948,169
250,000 John Deere Capital Corp 1 .750 03/09/27 237,289
200,000 John Deere Capital Corp 2 .800 09/08/27 193,662
1,000,000 John Deere Capital Corp 4 .150 09/15/27 1,007,463
200,000 John Deere Capital Corp 3 .050 01/06/28 194,458
1,000,000 John Deere Capital Corp 4 .750 01/20/28 1,023,993
1,000,000 John Deere Capital Corp 4 .900 03/03/28 1,029,340
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,843,055
575,000 John Deere Capital Corp 4 .950 07/14/28 594,082
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,462,023
2,000,000 John Deere Capital Corp 4 .850 06/11/29 2,065,699
500,000 John Deere Capital Corp 2 .800 07/18/29 473,528
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,035,493
500,000 John Deere Capital Corp 2 .450 01/09/30 462,838
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,545,510
1,000,000 John Deere Capital Corp 1 .450 01/15/31 852,335
2,500,000 John Deere Capital Corp 4 .900 03/07/31 2,592,810
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,745,607
3,000,000 John Deere Capital Corp 4 .400 09/08/31 3,021,191
450,000 John Deere Capital Corp 3 .900 06/07/32 439,363
1,000,000 John Deere Capital Corp 4 .350 09/15/32 1,007,134
2,000,000 John Deere Capital Corp 5 .150 09/08/33 2,112,411
1,000,000 John Deere Capital Corp 5 .100 04/11/34 1,047,066
2,000,000 John Deere Capital Corp 5 .050 06/12/34 2,088,215
474,000 Johnson Controls International plc 3 .900 02/14/26 470,451
1,000,000 Johnson Controls International plc 5 .500 04/19/29 1,045,840
1,000,000 Johnson Controls International plc 1 .750 09/15/30 867,057
1,000,000 Johnson Controls International plc 2 .000 09/16/31 855,403
500,000 Johnson Controls International plc 4 .900 12/01/32 510,503
207,000 Johnson Controls International plc 6 .000 01/15/36 227,063
325,000 Johnson Controls International plc 4 .625 07/02/44 296,499
6,000 Johnson Controls International plc 5 .125 09/14/45 5,827
300,000 Johnson Controls International plc 4 .500 02/15/47 269,085
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 67,374
200,000 Kennametal, Inc 4 .625 06/15/28 200,482
1,000,000 Kennametal, Inc 2 .800 03/01/31 890,385
600,000 L3Harris Technologies, Inc 3 .850 12/15/26 595,929
1,000,000 L3Harris Technologies, Inc 5 .400 01/15/27 1,026,371
625,000 L3Harris Technologies, Inc 4 .400 06/15/28 627,618
1,275,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,280,341
1,000,000 L3Harris Technologies, Inc 5 .050 06/01/29 1,029,988
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 163,091
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 851,369
1,000,000 L3Harris Technologies, Inc 5 .250 06/01/31 1,040,853
1,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 1,044,547
1,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 1,040,321
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 300,598
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 589,390
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 1,052,774
1,000,000 L3Harris Technologies, Inc 5 .500 08/15/54 1,042,625
100,000 Legrand France S.A. 8 .500 02/15/25 101,112
100,000 Lennox International, Inc 1 .700 08/01/27 93,391
1,000,000 Lennox International, Inc 5 .500 09/15/28 1,042,306
1,100,000 Lockheed Martin Corp 3 .550 01/15/26 1,092,345
750,000 Lockheed Martin Corp 5 .100 11/15/27 776,339
1,000,000 Lockheed Martin Corp 4 .450 05/15/28 1,016,146
1,000,000 Lockheed Martin Corp 4 .500 02/15/29 1,018,239
150,000 Lockheed Martin Corp 1 .850 06/15/30 132,823
625,000 Lockheed Martin Corp 3 .900 06/15/32 612,324

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 550,000 Lockheed Martin Corp 5 .250% 01/15/33 $ 585,682
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 1,025,694
1,000,000 Lockheed Martin Corp 4 .800 08/15/34 1,025,119
300,000 Lockheed Martin Corp 3 .600 03/01/35 279,249
500,000 Lockheed Martin Corp 4 .500 05/15/36 499,384
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,662,914
275,000 Lockheed Martin Corp 3 .800 03/01/45 236,869
200,000 Lockheed Martin Corp 4 .700 05/15/46 195,729
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 798,671
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,654,194
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 881,444
750,000 Lockheed Martin Corp 5 .700 11/15/54 836,322
1,000,000 Lockheed Martin Corp 5 .200 02/15/55 1,036,243
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 883,195
750,000 Lockheed Martin Corp 5 .900 11/15/63 867,309
325,000 Lockheed Martin Corp 5 .200 02/15/64 336,398
200,000 Masco Corp 3 .500 11/15/27 195,269
200,000 Masco Corp 1 .500 02/15/28 182,089
500,000 Masco Corp 2 .000 10/01/30 435,998
550,000 Masco Corp 2 .000 02/15/31 474,896
700,000 Masco Corp 4 .500 05/15/47 616,691
1,000,000 Masco Corp 3 .125 02/15/51 693,636
500,000 MasTec, Inc 5 .900 06/15/29 521,796
735,000 Nature Conservancy 3 .957 03/01/52 637,677
1,000,000 Nordson Corp 5 .600 09/15/28 1,044,722
1,000,000 Nordson Corp 4 .500 12/15/29 1,004,029
500,000 Nordson Corp 5 .800 09/15/33 539,375
300,000 Northrop Grumman Corp 3 .200 02/01/27 294,006
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 3,182,479
1,000,000 Northrop Grumman Corp 4 .600 02/01/29 1,014,878
425,000 Northrop Grumman Corp 4 .400 05/01/30 427,132
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,522,422
1,000,000 Northrop Grumman Corp 4 .900 06/01/34 1,022,419
100,000 Northrop Grumman Corp 5 .050 11/15/40 99,980
700,000 Northrop Grumman Corp 4 .750 06/01/43 674,003
300,000 Northrop Grumman Corp 3 .850 04/15/45 253,605
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,247,481
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 1,021,555
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,467,307
1,000,000 Northrop Grumman Corp 5 .200 06/01/54 1,018,214
200,000 nVent Finance Sarl 4 .550 04/15/28 200,253
1,000,000 nVent Finance Sarl 2 .750 11/15/31 869,611
500,000 nVent Finance Sarl 5 .650 05/15/33 520,202
100,000 Oshkosh Corp 3 .100 03/01/30 92,622
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 956,086
1,000,000 Otis Worldwide Corp 5 .250 08/16/28 1,036,219
525,000 Otis Worldwide Corp 2 .565 02/15/30 481,029
500,000 Otis Worldwide Corp 3 .112 02/15/40 401,850
450,000 Otis Worldwide Corp 3 .362 02/15/50 340,611
500,000 Owens Corning 4 .200 12/01/24 499,294
300,000 Owens Corning 3 .400 08/15/26 295,541
500,000 Owens Corning 3 .950 08/15/29 488,638
300,000 Owens Corning 3 .875 06/01/30 289,492
625,000 Owens Corning 5 .700 06/15/34 663,503
525,000 Owens Corning 4 .300 07/15/47 444,032
350,000 Owens Corning 4 .400 01/30/48 296,817
500,000 PACCAR Financial Corp 5 .200 11/09/26 513,702
1,500,000 PACCAR Financial Corp 4 .600 01/10/28 1,524,743
1,500,000 PACCAR Financial Corp 4 .950 08/10/28 1,552,783
1,000,000 PACCAR Financial Corp 4 .600 01/31/29 1,025,416
1,000,000 PACCAR Financial Corp 4 .000 09/26/29 997,466
1,000,000 PACCAR Financial Corp 5 .000 03/22/34 1,044,538
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 650,000 Parker-Hannifin Corp 3 .250% 03/01/27 $ 636,322
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,504,820
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,751,703
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,517,043
200,000 Parker-Hannifin Corp 4 .200 11/21/34 194,207
200,000 Parker-Hannifin Corp 4 .450 11/21/44 182,516
750,000 Parker-Hannifin Corp 4 .100 03/01/47 651,084
225,000 Parker-Hannifin Corp 4 .000 06/14/49 191,457
500,000 Pentair Finance Sarl 5 .900 07/15/32 535,212
400,000 Precision Castparts Corp 4 .200 06/15/35 391,164
100,000 Precision Castparts Corp 3 .900 01/15/43 86,952
1,000,000 Quanta Services, Inc 2 .900 10/01/30 920,748
600,000 Quanta Services, Inc 2 .350 01/15/32 515,029
1,000,000 Quanta Services, Inc 5 .250 08/09/34 1,022,295
1,000,000 Quanta Services, Inc 3 .050 10/01/41 760,882
300,000 Raytheon Technologies Corp 3 .150 12/15/24 298,488
1,325,000 Raytheon Technologies Corp 3 .500 03/15/27 1,305,716
725,000 Raytheon Technologies Corp 3 .125 05/04/27 707,415
200,000 Raytheon Technologies Corp 7 .200 08/15/27 215,475
2,550,000 Raytheon Technologies Corp 4 .125 11/16/28 2,543,585
2,000,000 Raytheon Technologies Corp 5 .750 01/15/29 2,118,258
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 4,040,671
1,500,000 Raytheon Technologies Corp 6 .000 03/15/31 1,631,411
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 850,201
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 868,652
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 1,091,602
1,500,000 Raytheon Technologies Corp 6 .100 03/15/34 1,655,967
750,000 Raytheon Technologies Corp 4 .450 11/16/38 714,322
100,000 Raytheon Technologies Corp 4 .700 12/15/41 94,830
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,999,915
125,000 Raytheon Technologies Corp 4 .800 12/15/43 119,010
150,000 Raytheon Technologies Corp 4 .200 12/15/44 128,343
1,650,000 Raytheon Technologies Corp 4 .150 05/15/45 1,442,162
700,000 Raytheon Technologies Corp 4 .350 04/15/47 621,508
2,325,000 Raytheon Technologies Corp 4 .625 11/16/48 2,150,301
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,432,693
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 668,951
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 698,821
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 1,027,693
1,500,000 Raytheon Technologies Corp 6 .400 03/15/54 1,771,062
1,500,000 Regal Rexnord Corp 6 .050 04/15/28 1,559,577
1,000,000 Regal Rexnord Corp 6 .300 02/15/30 1,063,580
325,000 Regal Rexnord Corp 6 .400 04/15/33 347,592
400,000 Rockwell Automation, Inc 3 .500 03/01/29 390,359
150,000 Rockwell Automation, Inc 1 .750 08/15/31 127,268
400,000 Rockwell Automation, Inc 4 .200 03/01/49 355,083
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 624,188
1,000,000 Roper Technologies, Inc 4 .500 10/15/29 1,006,248
200,000 Snap-on, Inc 3 .250 03/01/27 196,622
200,000 Snap-on, Inc 4 .100 03/01/48 174,588
500,000 Snap-on, Inc 3 .100 05/01/50 360,030
1,000,000 Stanley Black & Decker, Inc 6 .000 03/06/28 1,054,714
300,000 (a) Stanley Black & Decker, Inc 4 .250 11/15/28 299,528
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 893,877
1,000,000 Stanley Black & Decker, Inc 3 .000 05/15/32 898,607
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 100,240
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 396,719
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 946,000
450,000 Stanley Black & Decker, Inc 4 .000 03/15/60 425,679
150,000 Textron, Inc 4 .000 03/15/26 149,194
500,000 Textron, Inc 3 .650 03/15/27 492,208
100,000 Textron, Inc 3 .375 03/01/28 96,830

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 750,000 Textron, Inc 3 .900% 09/17/29 $ 732,678
500,000 Textron, Inc 3 .000 06/01/30 462,654
300,000 Textron, Inc 2 .450 03/15/31 262,308
500,000 Textron, Inc 6 .100 11/15/33 541,647
200,000 Timken Co 4 .500 12/15/28 199,994
1,000,000 Timken Co 4 .125 04/01/32 962,047
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 446,538
900,000 Trane Technologies Financing Ltd 5 .100 06/13/34 937,921
400,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 394,624
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 215,855
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 397,976
100,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 98,852
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 985,703
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 276,026
1,000,000 Triton Container International Ltd 3 .250 03/15/32 864,416
100,000 Tyco Electronics Group S.A. 3 .700 02/15/26 99,265
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,122,308
500,000 Tyco Electronics Group S.A. 4 .625 02/01/30 509,467
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 797,834
200,000 Valmont Industries, Inc 5 .000 10/01/44 190,440
200,000 Valmont Industries, Inc 5 .250 10/01/54 192,028
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 294,727
875,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 886,097
1,000,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 1,057,031
1,000,000 WW Grainger, Inc 4 .450 09/15/34 998,732
800,000 WW Grainger, Inc 4 .600 06/15/45 758,176
200,000 WW Grainger, Inc 3 .750 05/15/46 167,144
125,000 WW Grainger, Inc 4 .200 05/15/47 111,196
775,000 Xylem, Inc 3 .250 11/01/26 759,144
225,000 Xylem, Inc 1 .950 01/30/28 208,922
150,000 Xylem, Inc 2 .250 01/30/31 131,760
100,000 Xylem, Inc 4 .375 11/01/46 89,821
TOTAL CAPITAL GOODS 328,509,273
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 371,404
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 771,682
775,000 Automatic Data Processing, Inc 4 .450 09/09/34 776,794
200,000 Block Financial LLC 5 .250 10/01/25 200,255
1,000,000 Block Financial LLC 2 .500 07/15/28 928,964
750,000 Block Financial LLC 3 .875 08/15/30 717,213
350,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 344,547
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 927,051
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 882,665
675,000 Cintas Corp No 2 3 .700 04/01/27 670,450
1,500,000 (a) Concentrix Corp 6 .600 08/02/28 1,564,755
1,500,000 (a) Concentrix Corp 6 .850 08/02/33 1,553,707
2,000,000 Corp Andina de Fomento 4 .125 01/07/28 2,008,780
1,000,000 Corp Andina de Fomento 5 .000 01/24/29 1,033,522
750,000 Council Of Europe Development Bank 4 .125 01/24/29 763,184
125,000 Equifax, Inc 2 .600 12/15/25 122,188
1,000,000 Equifax, Inc 5 .100 12/15/27 1,022,081
1,000,000 Equifax, Inc 5 .100 06/01/28 1,024,112
1,000,000 Equifax, Inc 4 .800 09/15/29 1,011,319
100,000 Equifax, Inc 3 .100 05/15/30 93,608
2,000,000 Equifax, Inc 2 .350 09/15/31 1,735,958
3,810,000 European Investment Bank 3 .750 11/15/29 3,829,455
1,195,000 International Bank for Reconstruction & Development 4 .000 08/27/26 1,201,321
3,720,000 International Bank for Reconstruction & Development 4 .000 01/10/31 3,774,866
4,000,000 International Bank for Reconstruction & Development 4 .500 04/10/31 4,173,889
1,775,000 International Bank for Reconstruction & Development 3 .875 08/28/34 1,768,927
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,573,744
1,500,000 Mastercard, Inc 4 .350 01/15/32 1,507,381
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3% (continued)
$ 1,500,000 Mastercard, Inc 4 .550% 01/15/35 $ 1,506,843
625,000 RELX Capital, Inc 4 .000 03/18/29 619,388
100,000 RELX Capital, Inc 3 .000 05/22/30 93,625
275,000 RELX Capital, Inc 4 .750 05/20/32 278,082
275,000 Republic Services, Inc 0 .875 11/15/25 264,570
900,000 Republic Services, Inc 2 .900 07/01/26 881,625
100,000 Republic Services, Inc 3 .375 11/15/27 97,981
1,000,000 Republic Services, Inc 4 .875 04/01/29 1,027,948
750,000 Republic Services, Inc 5 .000 11/15/29 776,815
500,000 Republic Services, Inc 2 .300 03/01/30 453,577
1,000,000 Republic Services, Inc 1 .450 02/15/31 838,140
575,000 Republic Services, Inc 1 .750 02/15/32 477,886
1,000,000 Republic Services, Inc 2 .375 03/15/33 849,720
1,000,000 Republic Services, Inc 5 .000 12/15/33 1,030,709
425,000 Republic Services, Inc 5 .000 04/01/34 437,603
750,000 Republic Services, Inc 5 .200 11/15/34 783,032
1,000,000 Republic Services, Inc 3 .050 03/01/50 720,220
880,000 Rockefeller Foundation 2 .492 10/01/50 589,651
1,200,000 Thomson Reuters Corp 3 .350 05/15/26 1,181,346
145,000 Thomson Reuters Corp 5 .850 04/15/40 155,095
200,000 Thomson Reuters Corp 5 .650 11/23/43 206,365
850,000 Verisk Analytics, Inc 4 .125 03/15/29 845,163
750,000 Verisk Analytics, Inc 5 .750 04/01/33 807,292
300,000 Verisk Analytics, Inc 5 .500 06/15/45 304,445
200,000 Verisk Analytics, Inc 3 .625 05/15/50 152,559
750,000 Waste Connections, Inc 3 .500 05/01/29 730,079
500,000 Waste Connections, Inc 2 .600 02/01/30 461,546
700,000 Waste Connections, Inc 2 .200 01/15/32 601,399
100,000 Waste Connections, Inc 3 .200 06/01/32 91,425
425,000 Waste Connections, Inc 4 .200 01/15/33 413,130
1,500,000 Waste Connections, Inc 5 .000 03/01/34 1,539,652
500,000 Waste Connections, Inc 3 .050 04/01/50 354,986
575,000 Waste Connections, Inc 2 .950 01/15/52 394,882
500,000 Waste Management, Inc 1 .150 03/15/28 454,246
1,000,000 (a) Waste Management, Inc 4 .875 02/15/29 1,033,713
1,000,000 (a) Waste Management, Inc 2 .000 06/01/29 915,538
1,000,000 Waste Management, Inc 4 .625 02/15/30 1,024,323
1,000,000 Waste Management, Inc 1 .500 03/15/31 846,338
2,000,000 Waste Management, Inc 4 .950 07/03/31 2,081,601
1,500,000 Waste Management, Inc 4 .150 04/15/32 1,487,556
1,000,000 Waste Management, Inc 4 .625 02/15/33 1,017,562
1,000,000 (a) Waste Management, Inc 4 .875 02/15/34 1,031,396
1,000,000 Waste Management, Inc 2 .950 06/01/41 779,097
250,000 Waste Management, Inc 2 .500 11/15/50 163,528
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 67,155,499
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,325,000 Alibaba Group Holding Ltd 3 .400 12/06/27 1,293,572
1,250,000 (a) Alibaba Group Holding Ltd 2 .125 02/09/31 1,092,571
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 492,816
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 693,241
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 924,751
1,500,000 (a) Alibaba Group Holding Ltd 4 .200 12/06/47 1,314,807
1,250,000 (a) Alibaba Group Holding Ltd 3 .150 02/09/51 895,000
750,000 (a) Alibaba Group Holding Ltd 4 .400 12/06/57 663,645
1,250,000 (a) Alibaba Group Holding Ltd 3 .250 02/09/61 864,676
5,000,000 Amazon.com, Inc 1 .000 05/12/26 4,780,576
3,000,000 Amazon.com, Inc 3 .300 04/13/27 2,961,686
1,000,000 Amazon.com, Inc 1 .200 06/03/27 934,405
2,000,000 Amazon.com, Inc 3 .150 08/22/27 1,963,362
3,000,000 Amazon.com, Inc 4 .550 12/01/27 3,062,617
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,852,443
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,969,939

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 2,000,000 Amazon.com, Inc 4 .650% 12/01/29 $ 2,066,951
1,000,000 Amazon.com, Inc 1 .500 06/03/30 874,883
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,770,451
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,932,711
2,000,000 Amazon.com, Inc 4 .700 12/01/32 2,079,156
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,882,757
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,468,619
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,990,298
775,000 Amazon.com, Inc 4 .950 12/05/44 805,030
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,587,574
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,255,227
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,857,164
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,738,416
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,719,858
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,811,985
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,726,759
244,000 AutoNation, Inc 4 .500 10/01/25 243,012
200,000 AutoNation, Inc 3 .800 11/15/27 194,796
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,352,785
100,000 AutoNation, Inc 4 .750 06/01/30 99,528
425,000 AutoNation, Inc 2 .400 08/01/31 360,184
900,000 (a) AutoNation, Inc 3 .850 03/01/32 830,084
100,000 AutoZone, Inc 3 .125 04/21/26 98,104
650,000 AutoZone, Inc 3 .750 06/01/27 642,459
1,000,000 AutoZone, Inc 4 .500 02/01/28 1,008,819
200,000 AutoZone, Inc 3 .750 04/18/29 195,317
1,000,000 AutoZone, Inc 5 .100 07/15/29 1,030,106
500,000 AutoZone, Inc 4 .000 04/15/30 490,838
600,000 AutoZone, Inc 1 .650 01/15/31 506,287
225,000 AutoZone, Inc 4 .750 08/01/32 225,837
1,000,000 AutoZone, Inc 4 .750 02/01/33 1,000,639
1,000,000 AutoZone, Inc 5 .200 08/01/33 1,027,258
500,000 AutoZone, Inc 6 .550 11/01/33 558,999
1,000,000 AutoZone, Inc 5 .400 07/15/34 1,037,478
500,000 Best Buy Co, Inc 4 .450 10/01/28 501,981
500,000 Best Buy Co, Inc 1 .950 10/01/30 435,110
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,299,134
1,000,000 (a) Dick's Sporting Goods, Inc 3 .150 01/15/32 901,153
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 764,139
1,000,000 eBay, Inc 1 .400 05/10/26 956,322
1,200,000 eBay, Inc 3 .600 06/05/27 1,186,469
500,000 eBay, Inc 5 .950 11/22/27 528,981
1,200,000 eBay, Inc 2 .700 03/11/30 1,106,429
1,000,000 eBay, Inc 2 .600 05/10/31 893,507
500,000 eBay, Inc 6 .300 11/22/32 555,328
200,000 eBay, Inc 4 .000 07/15/42 170,573
1,000,000 (a) eBay, Inc 3 .650 05/10/51 768,838
1,000,000 Genuine Parts Co 6 .500 11/01/28 1,077,994
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,287,468
275,000 Genuine Parts Co 2 .750 02/01/32 240,457
350,000 Home Depot, Inc 3 .350 09/15/25 347,322
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,898,008
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,498,424
1,000,000 Home Depot, Inc 2 .875 04/15/27 976,465
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,809,549
1,000,000 Home Depot, Inc 1 .500 09/15/28 912,158
825,000 Home Depot, Inc 3 .900 12/06/28 822,832
2,500,000 Home Depot, Inc 4 .900 04/15/29 2,589,938
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,227,484
2,500,000 Home Depot, Inc 4 .750 06/25/29 2,576,781
375,000 Home Depot, Inc 2 .700 04/15/30 348,841
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,683,901
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 575,000 Home Depot, Inc 4 .850% 06/25/31 $ 596,038
1,000,000 Home Depot, Inc 1 .875 09/15/31 860,909
1,000,000 Home Depot, Inc 3 .250 04/15/32 935,763
1,000,000 (a) Home Depot, Inc 4 .500 09/15/32 1,022,816
2,675,000 Home Depot, Inc 4 .950 06/25/34 2,781,002
425,000 Home Depot, Inc 5 .875 12/16/36 475,204
150,000 Home Depot, Inc 5 .950 04/01/41 168,502
675,000 Home Depot, Inc 4 .200 04/01/43 616,625
450,000 Home Depot, Inc 4 .875 02/15/44 447,490
650,000 Home Depot, Inc 4 .400 03/15/45 605,379
725,000 Home Depot, Inc 4 .250 04/01/46 659,350
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,793,608
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,870,390
1,000,000 Home Depot, Inc 3 .125 12/15/49 738,338
2,655,000 Home Depot, Inc 3 .350 04/15/50 2,040,698
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,883,185
1,000,000 Home Depot, Inc 2 .750 09/15/51 676,031
500,000 Home Depot, Inc 3 .625 04/15/52 402,315
1,000,000 Home Depot, Inc 4 .950 09/15/52 997,667
400,000 Home Depot, Inc 5 .300 06/25/54 420,385
675,000 Home Depot, Inc 3 .500 09/15/56 519,322
325,000 Home Depot, Inc 5 .400 06/25/64 344,105
500,000 (a) JD.com, Inc 3 .375 01/14/30 475,609
500,000 JD.com, Inc 4 .125 01/14/50 427,579
750,000 LKQ Corp 5 .750 06/15/28 778,277
750,000 LKQ Corp 6 .250 06/15/33 795,285
1,000,000 Lowe's Cos, Inc 4 .000 04/15/25 996,550
1,000,000 Lowe's Cos, Inc 4 .400 09/08/25 999,558
1,100,000 Lowe's Cos, Inc 3 .375 09/15/25 1,089,540
500,000 Lowe's Cos, Inc 2 .500 04/15/26 488,382
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 981,765
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,815,385
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,366,508
775,000 Lowe's Cos, Inc 3 .650 04/05/29 756,301
306,000 Lowe's Cos, Inc 4 .500 04/15/30 309,937
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,290,172
1,800,000 Lowe's Cos, Inc 2 .625 04/01/31 1,617,591
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 954,264
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 1,031,310
1,650,000 (a) Lowe's Cos, Inc 5 .150 07/01/33 1,719,618
700,000 Lowe's Cos, Inc 2 .800 09/15/41 513,980
56,000 Lowe's Cos, Inc 4 .250 09/15/44 47,093
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 855,043
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,676,579
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,268,575
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,286,659
450,000 Lowe's Cos, Inc 3 .000 10/15/50 305,907
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 739,174
500,000 Lowe's Cos, Inc 4 .250 04/01/52 423,324
1,000,000 (a) Lowe's Cos, Inc 5 .625 04/15/53 1,040,869
275,000 Lowe's Cos, Inc 5 .750 07/01/53 290,171
500,000 Lowe's Cos, Inc 4 .450 04/01/62 423,612
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 1,047,799
600,000 Lowe's Cos, Inc 5 .850 04/01/63 635,724
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 983,935
300,000 O'Reilly Automotive, Inc 4 .350 06/01/28 300,892
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 491,828
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 169,419
2,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 2,015,811
1,000,000 O'Reilly Automotive, Inc 5 .000 08/19/34 1,011,878
500,000 Ross Stores, Inc 0 .875 04/15/26 474,378
55,000 Ross Stores, Inc 4 .700 04/15/27 55,425

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 500,000 Ross Stores, Inc 1 .875% 04/15/31 $ 425,926
525,000 TJX Cos, Inc 2 .250 09/15/26 508,128
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,586,594
500,000 TJX Cos, Inc 1 .600 05/15/31 424,021
650,000 Tractor Supply Co 1 .750 11/01/30 560,338
1,000,000 Tractor Supply Co 5 .250 05/15/33 1,040,625
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 154,948,522
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 Brunswick Corp 5 .850 03/18/29 1,032,243
1,000,000 Brunswick Corp 2 .400 08/18/31 840,033
500,000 (a) Brunswick Corp 4 .400 09/15/32 470,881
500,000 DR Horton, Inc 2 .600 10/15/25 490,198
1,000,000 DR Horton, Inc 1 .300 10/15/26 946,030
1,000,000 DR Horton, Inc 5 .000 10/15/34 1,013,904
750,000 Hasbro, Inc 3 .550 11/19/26 735,174
775,000 Hasbro, Inc 3 .500 09/15/27 754,739
1,000,000 Hasbro, Inc 3 .900 11/19/29 964,323
500,000 Hasbro, Inc 6 .050 05/14/34 526,244
100,000 Hasbro, Inc 6 .350 03/15/40 107,216
200,000 Hasbro, Inc 5 .100 05/15/44 185,833
475,000 Leggett & Platt, Inc 3 .500 11/15/27 456,707
350,000 Leggett & Platt, Inc 4 .400 03/15/29 337,061
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 673,818
1,900,000 Lennar Corp 4 .750 11/29/27 1,924,505
500,000 (a) MDC Holdings, Inc 3 .966 08/06/61 433,339
500,000 Mohawk Industries, Inc 5 .850 09/18/28 527,272
750,000 Mohawk Industries, Inc 3 .625 05/15/30 720,859
650,000 NIKE, Inc 2 .375 11/01/26 630,578
300,000 NIKE, Inc 3 .625 05/01/43 256,089
825,000 NIKE, Inc 3 .875 11/01/45 719,212
200,000 NIKE, Inc 3 .375 11/01/46 159,866
2,440,000 NIKE, Inc 3 .375 03/27/50 1,924,235
1,000,000 NVR, Inc 3 .000 05/15/30 926,206
750,000 Polaris, Inc 6 .950 03/15/29 814,019
200,000 Ralph Lauren Corp 3 .750 09/15/25 198,828
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 934,729
161,000 Tapestry, Inc 4 .125 07/15/27 158,495
2,000,000 (a) Tapestry, Inc 7 .350 11/27/28 2,101,748
1,500,000 Tapestry, Inc 7 .700 11/27/30 1,615,960
450,000 (a) Tapestry, Inc 3 .050 03/15/32 385,211
1,000,000 Tapestry, Inc 7 .850 11/27/33 1,084,317
400,000 VF Corp 2 .400 04/23/25 393,293
1,000,000 VF Corp 2 .800 04/23/27 948,275
200,000 VF Corp 2 .950 04/23/30 175,526
925,000 (a) Whirlpool Corp 4 .750 02/26/29 933,926
500,000 Whirlpool Corp 2 .400 05/15/31 429,087
475,000 Whirlpool Corp 4 .700 05/14/32 470,611
750,000 Whirlpool Corp 5 .500 03/01/33 765,289
1,000,000 Whirlpool Corp 5 .750 03/01/34 1,024,312
200,000 Whirlpool Corp 4 .500 06/01/46 169,604
775,000 Whirlpool Corp 4 .600 05/15/50 649,058
TOTAL CONSUMER DURABLES & APPAREL 31,008,853
CONSUMER SERVICES - 0.4%
750,000 American University 3 .672 04/01/49 622,119
300,000 Booking Holdings, Inc 3 .650 03/15/25 298,432
300,000 Booking Holdings, Inc 3 .600 06/01/26 298,067
900,000 Booking Holdings, Inc 3 .550 03/15/28 886,795
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,126,018
1,000,000 Brown University 2 .924 09/01/50 747,811
1,000,000 Case Western Reserve University 5 .405 06/01/22 1,034,404
500,000 Choice Hotels International, Inc 3 .700 12/01/29 474,596
425,000 Choice Hotels International, Inc 5 .850 08/01/34 438,284
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 1,000,000 Claremont McKenna College 3 .775% 01/01/22 $ 723,757
330,000 (a) Cornell University 4 .835 06/15/34 341,056
200,000 Darden Restaurants, Inc 3 .850 05/01/27 197,799
1,500,000 Darden Restaurants, Inc 4 .550 10/15/29 1,497,495
500,000 Darden Restaurants, Inc 6 .300 10/10/33 544,826
300,000 Darden Restaurants, Inc 4 .550 02/15/48 257,689
500,000 Emory University 2 .143 09/01/30 450,429
500,000 Emory University 2 .969 09/01/50 363,826
1,200,000 Expedia Group, Inc 5 .000 02/15/26 1,206,435
750,000 Expedia Group, Inc 4 .625 08/01/27 755,867
175,000 Expedia Group, Inc 3 .800 02/15/28 171,721
750,000 Expedia Group, Inc 3 .250 02/15/30 707,233
270,000 Expedia Group, Inc 2 .950 03/15/31 245,667
100,000 Georgetown University 4 .315 04/01/49 91,435
500,000 Georgetown University 2 .943 04/01/50 357,050
200,000 (a) Georgetown University 5 .115 04/01/53 208,293
300,000 Georgetown University 5 .215 10/01/18 294,165
2,000,000 Howard University 5 .209 10/01/52 1,860,735
100,000 Hyatt Hotels Corp 4 .850 03/15/26 100,218
275,000 Hyatt Hotels Corp 5 .750 01/30/27 281,733
200,000 Hyatt Hotels Corp 4 .375 09/15/28 199,152
500,000 Hyatt Hotels Corp 5 .250 06/30/29 511,895
1,100,000 Hyatt Hotels Corp 5 .750 04/23/30 1,151,326
500,000 Hyatt Hotels Corp 5 .500 06/30/34 510,993
500,000 Johns Hopkins University 4 .705 07/01/32 512,104
750,000 Johns Hopkins University 2 .813 01/01/60 498,946
1,500,000 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5 .078 10/01/54 1,522,743
1,000,000 Las Vegas Sands Corp 6 .000 08/15/29 1,039,204
1,000,000 Las Vegas Sands Corp 6 .200 08/15/34 1,047,128
500,000 (a) Leland Stanford Junior University 1 .289 06/01/27 467,011
300,000 Leland Stanford Junior University 3 .647 05/01/48 255,383
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 663,366
500,000 Marriott International, Inc 5 .000 10/15/27 510,234
1,250,000 Marriott International, Inc 4 .000 04/15/28 1,235,428
750,000 Marriott International, Inc 5 .550 10/15/28 784,639
300,000 Marriott International, Inc 4 .650 12/01/28 302,726
500,000 Marriott International, Inc 4 .900 04/15/29 510,235
1,000,000 Marriott International, Inc 4 .875 05/15/29 1,019,738
500,000 Marriott International, Inc 4 .800 03/15/30 507,107
400,000 Marriott International, Inc 4 .625 06/15/30 403,732
1,000,000 Marriott International, Inc 2 .850 04/15/31 900,192
1,500,000 Marriott International, Inc 3 .500 10/15/32 1,372,961
2,000,000 Marriott International, Inc 2 .750 10/15/33 1,708,302
1,000,000 Marriott International, Inc 5 .300 05/15/34 1,030,433
500,000 Marriott International, Inc 5 .350 03/15/35 512,442
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,128,962
1,000,000 (a) Massachusetts Institute of Technology 2 .294 07/01/51 637,998
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 843,558
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 190,598
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 236,518
150,000 McDonald's Corp 1 .450 09/01/25 146,037
2,950,000 McDonald's Corp 3 .700 01/30/26 2,932,343
300,000 McDonald's Corp 3 .500 03/01/27 296,370
775,000 McDonald's Corp 3 .800 04/01/28 767,990
1,000,000 McDonald's Corp 4 .800 08/14/28 1,026,561
1,000,000 McDonald's Corp 5 .000 05/17/29 1,036,237
1,250,000 McDonald's Corp 2 .625 09/01/29 1,171,113
500,000 McDonald's Corp 2 .125 03/01/30 450,365
200,000 McDonald's Corp 4 .600 09/09/32 203,449
1,500,000 (a) McDonald's Corp 4 .950 08/14/33 1,558,943
1,000,000 McDonald's Corp 5 .200 05/17/34 1,057,531
2,225,000 McDonald's Corp 4 .700 12/09/35 2,249,033

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 250,000 McDonald's Corp 6 .300% 10/15/37 $ 285,205
100,000 McDonald's Corp 6 .300 03/01/38 114,128
250,000 McDonald's Corp 4 .600 05/26/45 233,853
1,275,000 McDonald's Corp 4 .875 12/09/45 1,238,325
725,000 McDonald's Corp 4 .450 03/01/47 661,492
625,000 McDonald's Corp 4 .450 09/01/48 568,485
1,825,000 McDonald's Corp 3 .625 09/01/49 1,437,755
1,350,000 McDonald's Corp 4 .200 04/01/50 1,167,173
500,000 McDonald's Corp 5 .150 09/09/52 500,325
1,500,000 McDonald's Corp 5 .450 08/14/53 1,563,336
750,000 Northeastern University 2 .894 10/01/50 549,412
200,000 Northwestern University 3 .868 12/01/48 172,193
750,000 Northwestern University 2 .640 12/01/50 515,572
200,000 Northwestern University 3 .662 12/01/57 163,606
2,000,000 President and Fellows of Harvard College 4 .609 02/15/35 2,049,785
750,000 President and Fellows of Harvard College 3 .619 10/01/37 686,945
200,000 President and Fellows of Harvard College 3 .150 07/15/46 157,719
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 677,677
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 855,662
200,000 President and Fellows of Harvard College 3 .300 07/15/56 154,489
3,500,000 Sands China Ltd 5 .900 08/08/28 3,533,695
1,500,000 Sands China Ltd 2 .850 03/08/29 1,362,415
175,000 Starbucks Corp 2 .450 06/15/26 170,291
500,000 Starbucks Corp 2 .000 03/12/27 476,500
750,000 Starbucks Corp 3 .500 03/01/28 736,794
650,000 Starbucks Corp 4 .000 11/15/28 647,856
750,000 Starbucks Corp 3 .550 08/15/29 731,350
500,000 Starbucks Corp 2 .250 03/12/30 451,073
1,500,000 Starbucks Corp 2 .550 11/15/30 1,358,808
1,500,000 (a) Starbucks Corp 4 .900 02/15/31 1,557,237
2,000,000 (a) Starbucks Corp 3 .000 02/14/32 1,822,764
1,000,000 Starbucks Corp 4 .800 02/15/33 1,024,813
1,500,000 Starbucks Corp 5 .000 02/15/34 1,544,044
200,000 Starbucks Corp 4 .300 06/15/45 175,819
200,000 Starbucks Corp 3 .750 12/01/47 160,104
650,000 Starbucks Corp 4 .500 11/15/48 586,230
1,000,000 Starbucks Corp 4 .450 08/15/49 887,567
500,000 Starbucks Corp 3 .350 03/12/50 367,746
1,000,000 Starbucks Corp 3 .500 11/15/50 762,154
1,000,000 Thomas Jefferson University 3 .847 11/01/57 770,438
500,000 Trustees of Boston College 3 .129 07/01/52 374,512
100,000 Trustees of Boston University 4 .061 10/01/48 88,084
1,000,000 Trustees of Princeton University 2 .516 07/01/50 698,768
665,000 Trustees of Princeton University 4 .201 03/01/52 612,448
1,000,000 University of Miami 4 .063 04/01/52 862,049
200,000 University of Notre Dame du Lac 3 .438 02/15/45 168,804
200,000 University of Notre Dame du Lac 3 .394 02/15/48 163,609
1,000,000 University of Southern California 2 .945 10/01/51 725,225
720,000 University of Southern California 4 .976 10/01/53 743,660
1,000,000 University of Southern California 3 .226 10/01/20 656,655
1,000,000 Washington University 3 .524 04/15/54 804,368
500,000 Washington University 4 .349 04/15/22 429,778
200,000 Wesleyan University 4 .781 07/01/16 180,760
200,000 William Marsh Rice University 3 .574 05/15/45 173,983
200,000 William Marsh Rice University 3 .774 05/15/55 174,208
500,000 Yale University 0 .873 04/15/25 491,120
750,000 Yale University 1 .482 04/15/30 654,762
750,000 Yale University 2 .402 04/15/50 498,677
TOTAL CONSUMER SERVICES 93,077,286
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6 .875 05/01/29 22,083
625,000 Costco Wholesale Corp 3 .000 05/18/27 614,368
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 475,000 Costco Wholesale Corp 1 .375% 06/20/27 $ 445,562
725,000 Costco Wholesale Corp 1 .600 04/20/30 640,387
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,533,319
1,033,000 Diageo Capital plc 2 .000 04/29/30 920,693
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,627,105
300,000 (a) Dollar General Corp 3 .875 04/15/27 296,033
1,000,000 Dollar General Corp 4 .625 11/01/27 1,003,823
500,000 Dollar General Corp 4 .125 05/01/28 493,309
1,000,000 Dollar General Corp 5 .200 07/05/28 1,021,325
500,000 Dollar General Corp 3 .500 04/03/30 470,661
500,000 Dollar General Corp 5 .000 11/01/32 497,138
1,000,000 (a) Dollar General Corp 5 .450 07/05/33 1,019,150
500,000 Dollar General Corp 4 .125 04/03/50 389,859
500,000 Dollar General Corp 5 .500 11/01/52 478,543
500,000 Dollar Tree, Inc 4 .200 05/15/28 493,750
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 860,037
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 683,294
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 71,792
100,000 Kroger Co 3 .500 02/01/26 98,789
1,275,000 Kroger Co 2 .650 10/15/26 1,237,454
175,000 Kroger Co 3 .700 08/01/27 172,946
1,150,000 Kroger Co 4 .500 01/15/29 1,161,787
3,000,000 Kroger Co 4 .650 09/15/29 3,016,569
250,000 Kroger Co 2 .200 05/01/30 222,623
1,500,000 Kroger Co 1 .700 01/15/31 1,269,866
2,000,000 Kroger Co 4 .900 09/15/31 2,012,931
1,550,000 Kroger Co 5 .000 09/15/34 1,562,925
100,000 Kroger Co 6 .900 04/15/38 117,134
250,000 Kroger Co 5 .000 04/15/42 242,736
300,000 Kroger Co 5 .150 08/01/43 291,837
300,000 Kroger Co 3 .875 10/15/46 241,109
900,000 Kroger Co 4 .450 02/01/47 791,213
700,000 Kroger Co 4 .650 01/15/48 633,131
300,000 Kroger Co 5 .400 01/15/49 300,461
500,000 Kroger Co 3 .950 01/15/50 403,226
1,550,000 Kroger Co 5 .500 09/15/54 1,559,927
1,700,000 Kroger Co 5 .650 09/15/64 1,709,007
125,000 SYSCO Corp 3 .750 10/01/25 124,128
350,000 SYSCO Corp 3 .300 07/15/26 344,263
500,000 SYSCO Corp 5 .750 01/17/29 528,431
1,000,000 SYSCO Corp 2 .400 02/15/30 906,713
332,000 SYSCO Corp 5 .950 04/01/30 356,461
400,000 SYSCO Corp 2 .450 12/14/31 348,627
2,275,000 SYSCO Corp 6 .000 01/17/34 2,496,391
300,000 SYSCO Corp 4 .850 10/01/45 283,284
500,000 SYSCO Corp 4 .500 04/01/46 445,038
250,000 SYSCO Corp 4 .450 03/15/48 220,598
550,000 SYSCO Corp 3 .300 02/15/50 403,404
905,000 SYSCO Corp 6 .600 04/01/50 1,060,880
675,000 SYSCO Corp 3 .150 12/14/51 472,491
1,700,000 Target Corp 2 .500 04/15/26 1,671,652
1,000,000 Target Corp 1 .950 01/15/27 960,595
600,000 Target Corp 2 .350 02/15/30 551,141
5,000,000 Target Corp 2 .650 09/15/30 4,652,604
500,000 Target Corp 4 .500 09/15/32 507,645
1,000,000 Target Corp 4 .400 01/15/33 1,009,098
875,000 Target Corp 4 .500 09/15/34 875,079
1,000,000 (a) Target Corp 2 .950 01/15/52 708,845
1,500,000 (a) Target Corp 4 .800 01/15/53 1,475,789
5,000,000 Walmart, Inc 1 .050 09/17/26 4,748,288
3,000,000 Walmart, Inc 3 .950 09/09/27 3,020,699
3,000,000 Walmart, Inc 3 .900 04/15/28 3,014,621

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 1,000,000 Walmart, Inc 1 .500% 09/22/28 $ 919,529
21,000 Walmart, Inc 2 .375 09/24/29 19,708
2,000,000 Walmart, Inc 4 .000 04/15/30 2,023,356
1,750,000 Walmart, Inc 1 .800 09/22/31 1,521,957
5,000,000 Walmart, Inc 4 .150 09/09/32 5,058,284
900,000 Walmart, Inc 4 .100 04/15/33 902,565
825,000 Walmart, Inc 2 .500 09/22/41 618,276
1,500,000 Walmart, Inc 2 .650 09/22/51 1,031,105
4,000,000 Walmart, Inc 4 .500 09/09/52 3,886,277
1,850,000 Walmart, Inc 4 .500 04/15/53 1,784,407
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 79,580,131
ENERGY - 1.8%
450,000 (c) 6297782 LLC 4 .911 09/01/27 453,440
450,000 (c) 6297782 LLC 5 .026 10/01/29 451,175
1,500,000 Apache Corp 6 .000 01/15/37 1,549,562
1,000,000 Apache Corp 5 .100 09/01/40 889,056
750,000 Apache Corp 5 .350 07/01/49 650,115
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 958,742
875,000 Baker Hughes Holdings LLC 3 .337 12/15/27 853,901
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 947,605
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 504,431
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 799,169
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 742,964
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 483,631
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 450,818
500,000 Boardwalk Pipelines LP 4 .800 05/03/29 502,473
1,000,000 Boardwalk Pipelines LP 3 .400 02/15/31 918,504
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 904,268
1,000,000 Boardwalk Pipelines LP 5 .625 08/01/34 1,031,513
700,000 BP Capital Markets America, Inc 3 .796 09/21/25 697,085
1,800,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,784,983
150,000 BP Capital Markets America, Inc 3 .119 05/04/26 147,730
200,000 BP Capital Markets America, Inc 3 .017 01/16/27 195,584
500,000 BP Capital Markets America, Inc 3 .588 04/14/27 494,366
1,000,000 (a) BP Capital Markets America, Inc 5 .017 11/17/27 1,028,391
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 745,509
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,304,666
2,000,000 BP Capital Markets America, Inc 4 .699 04/10/29 2,041,017
2,500,000 BP Capital Markets America, Inc 4 .970 10/17/29 2,579,643
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 970,810
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 872,661
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,782,519
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,381,429
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 864,877
900,000 BP Capital Markets America, Inc 4 .989 04/10/34 919,589
1,500,000 BP Capital Markets America, Inc 5 .227 11/17/34 1,561,704
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 776,784
2,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 1,384,995
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 624,884
2,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 1,699,281
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 686,448
2,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,759,957
925,000 BP Capital Markets plc 3 .279 09/19/27 906,636
300,000 BP Capital Markets plc 3 .723 11/28/28 294,875
1,125,000 Canadian Natural Resources Ltd 3 .850 06/01/27 1,109,420
1,500,000 Canadian Natural Resources Ltd 2 .950 07/15/30 1,371,396
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,745,912
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 734,987
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 1,034,878
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 1,048,451
3,200,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 3,076,502
2,000,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 1,660,366
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Cheniere Energy Partners LP 4 .500% 10/01/29 $ 986,326
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 946,389
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 894,217
2,350,000 Cheniere Energy Partners LP 5 .950 06/30/33 2,486,643
2,100,000 (c) Cheniere Energy, Inc 5 .650 04/15/34 2,172,681
400,000 Chevron Corp 3 .326 11/17/25 396,665
2,475,000 Chevron Corp 2 .954 05/16/26 2,438,736
2,225,000 Chevron Corp 1 .995 05/11/27 2,125,599
1,600,000 Chevron Corp 2 .236 05/11/30 1,452,898
1,000,000 Chevron Corp 3 .078 05/11/50 732,232
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,849,350
1,000,000 Chevron USA, Inc 3 .250 10/15/29 967,988
250,000 (a) Chevron USA, Inc 2 .343 08/12/50 156,159
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 309,371
1,000,000 (c) Columbia Pipelines Holding Co LLC 5 .097 10/01/31 1,008,618
1,000,000 (c) Columbia Pipelines Operating Co LLC 5 .695 10/01/54 1,005,257
750,000 ConocoPhillips 5 .900 10/15/32 825,206
750,000 ConocoPhillips Co 6 .950 04/15/29 834,039
875,000 ConocoPhillips Co 5 .050 09/15/33 905,606
77,000 ConocoPhillips Co 4 .150 11/15/34 74,910
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,444,979
300,000 ConocoPhillips Co 4 .300 11/15/44 266,673
850,000 ConocoPhillips Co 3 .800 03/15/52 681,591
400,000 ConocoPhillips Co 5 .300 05/15/53 404,247
575,000 ConocoPhillips Co 5 .550 03/15/54 601,155
3,612,000 ConocoPhillips Co 4 .025 03/15/62 2,911,178
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,599,802
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,478,490
525,000 Coterra Energy, Inc 3 .900 05/15/27 517,213
300,000 Coterra Energy, Inc 4 .375 03/15/29 296,207
1,000,000 Coterra Energy, Inc 5 .600 03/15/34 1,034,636
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 1,028,673
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 1,024,902
2,000,000 Devon Energy Corp 4 .500 01/15/30 1,982,284
1,000,000 (a) Devon Energy Corp 5 .200 09/15/34 995,739
885,000 (a) Devon Energy Corp 5 .600 07/15/41 867,478
700,000 Devon Energy Corp 4 .750 05/15/42 619,712
1,100,000 Devon Energy Corp 5 .000 06/15/45 982,046
1,000,000 Devon Energy Corp 5 .750 09/15/54 973,290
425,000 Diamondback Energy, Inc 3 .250 12/01/26 415,944
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,020,596
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 951,106
1,000,000 Diamondback Energy, Inc 5 .150 01/30/30 1,025,970
650,000 Diamondback Energy, Inc 3 .125 03/24/31 592,584
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,078,467
825,000 Diamondback Energy, Inc 5 .400 04/18/34 842,200
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 829,770
450,000 Diamondback Energy, Inc 4 .250 03/15/52 364,789
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 1,071,284
1,500,000 Diamondback Energy, Inc 5 .750 04/18/54 1,511,507
1,000,000 Diamondback Energy, Inc 5 .900 04/18/64 1,007,942
750,000 Eastern Gas Transmission & Storage, Inc 3 .000 11/15/29 701,632
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 186,479
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 181,225
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 301,572
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 242,682
1,500,000 Enbridge, Inc 1 .600 10/04/26 1,423,255
100,000 Enbridge, Inc 4 .250 12/01/26 99,893
500,000 Enbridge, Inc 5 .250 04/05/27 511,933
100,000 Enbridge, Inc 3 .700 07/15/27 98,573
1,500,000 Enbridge, Inc 6 .000 11/15/28 1,592,889
500,000 Enbridge, Inc 5 .300 04/05/29 517,716

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 500,000 Enbridge, Inc 3 .125% 11/15/29 $ 471,871
1,000,000 Enbridge, Inc 6 .200 11/15/30 1,088,782
500,000 Enbridge, Inc 5 .700 03/08/33 526,975
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,259,659
350,000 Enbridge, Inc 5 .625 04/05/34 367,085
300,000 Enbridge, Inc 4 .500 06/10/44 265,906
925,000 Enbridge, Inc 5 .500 12/01/46 940,044
1,000,000 Enbridge, Inc 4 .000 11/15/49 806,221
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,443,571
1,000,000 Enbridge, Inc 6 .700 11/15/53 1,157,919
200,000 Enbridge, Inc 5 .950 04/05/54 211,524
750,000 Enbridge, Inc 7 .200 06/27/54 786,302
750,000 Enbridge, Inc 7 .375 03/15/55 777,859
1,000,000 Enbridge, Inc 8 .250 01/15/84 1,059,283
1,000,000 Enbridge, Inc 8 .500 01/15/84 1,118,498
200,000 Energy Transfer LP 5 .950 12/01/25 202,209
325,000 Energy Transfer LP 4 .750 01/15/26 325,381
400,000 Energy Transfer LP 3 .900 07/15/26 396,234
200,000 Energy Transfer LP 4 .400 03/15/27 200,318
250,000 Energy Transfer LP 4 .200 04/15/27 249,171
1,000,000 Energy Transfer LP 5 .550 02/15/28 1,033,584
1,250,000 Energy Transfer LP 4 .950 05/15/28 1,268,648
350,000 Energy Transfer LP 4 .950 06/15/28 355,965
1,000,000 Energy Transfer LP 6 .100 12/01/28 1,063,564
2,600,000 Energy Transfer LP 5 .250 04/15/29 2,674,529
1,000,000 Energy Transfer LP 5 .250 07/01/29 1,029,934
500,000 Energy Transfer LP 4 .150 09/15/29 492,195
3,125,000 Energy Transfer LP 3 .750 05/15/30 2,985,229
1,000,000 Energy Transfer LP 6 .400 12/01/30 1,089,396
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,196,304
1,550,000 Energy Transfer LP 6 .550 12/01/33 1,711,220
2,400,000 Energy Transfer LP 5 .550 05/15/34 2,484,989
1,000,000 Energy Transfer LP 5 .600 09/01/34 1,038,920
400,000 Energy Transfer LP 4 .900 03/15/35 394,859
500,000 Energy Transfer LP 5 .800 06/15/38 520,599
140,000 Energy Transfer LP 7 .500 07/01/38 167,085
650,000 Energy Transfer LP 6 .500 02/01/42 710,353
100,000 Energy Transfer LP 6 .100 02/15/42 103,871
200,000 Energy Transfer LP 5 .150 02/01/43 187,533
200,000 Energy Transfer LP 5 .950 10/01/43 203,670
300,000 Energy Transfer LP 5 .300 04/01/44 286,907
100,000 Energy Transfer LP 5 .000 05/15/44 91,595
550,000 Energy Transfer LP 5 .150 03/15/45 512,533
200,000 Energy Transfer LP 5 .350 05/15/45 190,532
625,000 Energy Transfer LP 6 .125 12/15/45 652,268
500,000 Energy Transfer LP 5 .300 04/15/47 471,154
1,225,000 Energy Transfer LP 5 .400 10/01/47 1,166,502
1,025,000 Energy Transfer LP 6 .000 06/15/48 1,049,415
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,891,627
2,175,000 Energy Transfer LP 5 .000 05/15/50 1,964,940
2,400,000 Energy Transfer LP 5 .950 05/15/54 2,456,282
1,000,000 Energy Transfer LP 0 .000 09/01/54 1,035,948
1,000,000 EnLink Midstream LLC 5 .650 09/01/34 1,033,273
1,000,000 EnLink Midstream Partners LP 5 .450 06/01/47 945,663
225,000 Enterprise Products Operating LLC 3 .750 02/15/25 224,029
450,000 Enterprise Products Operating LLC 3 .700 02/15/26 447,509
3,065,000 Enterprise Products Operating LLC 3 .950 02/15/27 3,056,507
725,000 Enterprise Products Operating LLC 4 .150 10/16/28 724,576
1,450,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,384,565
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 699,715
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,574,405
1,500,000 Enterprise Products Operating LLC 4 .850 01/31/34 1,521,692
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Enterprise Products Operating LLC 4 .950% 02/15/35 $ 1,015,524
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 530,724
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 189,215
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 502,975
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 295,645
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,691,623
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 763,518
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 478,015
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 583,361
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,311,882
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 810,484
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 709,004
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 1,018,866
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 190,347
1,000,000 Enterprise Products Operating LLC 5 .550 02/16/55 1,033,011
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,274,705
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 690,477
100,000 Enterprise Products Operating LLC 8 .343 08/16/77 99,998
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 382,131
475,000 EOG Resources, Inc 4 .150 01/15/26 475,004
500,000 EOG Resources, Inc 4 .375 04/15/30 503,684
200,000 EOG Resources, Inc 3 .900 04/01/35 187,470
200,000 EOG Resources, Inc 5 .100 01/15/36 202,031
500,000 EOG Resources, Inc 4 .950 04/15/50 482,145
2,000,000 EQT Corp 5 .750 02/01/34 2,055,196
500,000 Equinor ASA 3 .250 11/10/24 498,850
400,000 Equinor ASA 1 .750 01/22/26 388,408
500,000 Equinor ASA 3 .000 04/06/27 488,683
1,500,000 Equinor ASA 3 .625 09/10/28 1,478,217
300,000 Equinor ASA 3 .125 04/06/30 285,168
1,175,000 Equinor ASA 2 .375 05/22/30 1,072,600
300,000 Equinor ASA 3 .625 04/06/40 259,003
200,000 Equinor ASA 5 .100 08/17/40 204,847
400,000 Equinor ASA 4 .250 11/23/41 367,964
300,000 Equinor ASA 3 .950 05/15/43 262,476
1,300,000 Equinor ASA 4 .800 11/08/43 1,291,536
750,000 Equinor ASA 3 .250 11/18/49 563,745
1,300,000 Equinor ASA 3 .700 04/06/50 1,055,172
4,177,000 Exxon Mobil Corp 3 .043 03/01/26 4,126,103
1,000,000 Exxon Mobil Corp 2 .275 08/16/26 972,058
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,739,074
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 936,065
750,000 Exxon Mobil Corp 3 .482 03/19/30 728,585
750,000 Exxon Mobil Corp 2 .610 10/15/30 691,327
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 821,351
3,250,000 Exxon Mobil Corp 4 .227 03/19/40 3,042,635
500,000 Exxon Mobil Corp 3 .567 03/06/45 414,416
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,091,685
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 1,027,948
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,902,053
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 2,169,682
75,000 Halliburton Co 3 .800 11/15/25 74,472
2,000,000 Halliburton Co 2 .920 03/01/30 1,857,508
500,000 Halliburton Co 4 .850 11/15/35 499,257
125,000 Halliburton Co 6 .700 09/15/38 143,922
125,000 Halliburton Co 7 .450 09/15/39 153,986
750,000 Halliburton Co 4 .750 08/01/43 699,463
2,825,000 (a) Halliburton Co 5 .000 11/15/45 2,706,192
1,000,000 (c) Helmerich & Payne, Inc 4 .650 12/01/27 1,002,077
1,000,000 (c) Helmerich & Payne, Inc 4 .850 12/01/29 986,324
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 857,108
1,000,000 (c) Helmerich & Payne, Inc 5 .500 12/01/34 974,080

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 2,100,000 Hess Corp 4 .300% 04/01/27 $ 2,099,500
200,000 Hess Corp 6 .000 01/15/40 215,631
1,190,000 Hess Corp 5 .600 02/15/41 1,238,146
900,000 Hess Corp 5 .800 04/01/47 948,906
200,000 HF Sinclair Corp 5 .875 04/01/26 202,828
1,000,000 HF Sinclair Corp 4 .500 10/01/30 973,902
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 340,955
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 586,629
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 356,577
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 459,872
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 393,358
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 193,390
1,500,000 Kinder Morgan, Inc 1 .750 11/15/26 1,425,564
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,830,013
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 1,021,366
1,000,000 Kinder Morgan, Inc 5 .100 08/01/29 1,026,040
450,000 Kinder Morgan, Inc 2 .000 02/15/31 386,698
300,000 Kinder Morgan, Inc 7 .750 01/15/32 350,390
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,238,764
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 1,012,309
1,000,000 Kinder Morgan, Inc 5 .400 02/01/34 1,024,760
3,300,000 Kinder Morgan, Inc 5 .300 12/01/34 3,351,338
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,580,993
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,171,679
500,000 Kinder Morgan, Inc 3 .250 08/01/50 340,333
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,808,504
750,000 Kinder Morgan, Inc 5 .450 08/01/52 729,078
1,000,000 Kinder Morgan, Inc 5 .950 08/01/54 1,037,771
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,152,663
1,475,000 Marathon Oil Corp 4 .400 07/15/27 1,476,787
325,000 Marathon Oil Corp 5 .300 04/01/29 337,000
1,000,000 Marathon Oil Corp 5 .700 04/01/34 1,073,079
505,000 Marathon Oil Corp 6 .600 10/01/37 577,303
600,000 Marathon Oil Corp 5 .200 06/01/45 590,194
500,000 Marathon Petroleum Corp 4 .700 05/01/25 499,365
200,000 Marathon Petroleum Corp 3 .800 04/01/28 196,614
1,300,000 Marathon Petroleum Corp 6 .500 03/01/41 1,415,711
450,000 Marathon Petroleum Corp 4 .750 09/15/44 400,893
250,000 Marathon Petroleum Corp 5 .850 12/15/45 254,256
600,000 Marathon Petroleum Corp 4 .500 04/01/48 512,240
200,000 Marathon Petroleum Corp 5 .000 09/15/54 178,015
2,800,000 MPLX LP 1 .750 03/01/26 2,696,453
100,000 MPLX LP 4 .125 03/01/27 99,474
150,000 MPLX LP 4 .250 12/01/27 149,443
475,000 MPLX LP 4 .000 03/15/28 468,456
2,125,000 MPLX LP 2 .650 08/15/30 1,912,615
500,000 MPLX LP 4 .950 09/01/32 501,897
1,000,000 MPLX LP 5 .000 03/01/33 1,000,553
1,050,000 MPLX LP 5 .500 06/01/34 1,078,751
975,000 MPLX LP 4 .500 04/15/38 901,243
375,000 MPLX LP 5 .200 03/01/47 355,519
700,000 MPLX LP 5 .200 12/01/47 656,317
825,000 MPLX LP 4 .700 04/15/48 719,492
850,000 MPLX LP 5 .500 02/15/49 827,598
2,000,000 MPLX LP 4 .950 03/14/52 1,794,582
600,000 MPLX LP 5 .650 03/01/53 596,618
1,600,000 MPLX LP 4 .900 04/15/58 1,407,955
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 474,486
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 631,892
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 989,700
1,500,000 Occidental Petroleum Corp 5 .500 12/01/25 1,506,288
1,500,000 Occidental Petroleum Corp 5 .550 03/15/26 1,517,070
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Occidental Petroleum Corp 5 .000% 08/01/27 $ 1,013,762
1,000,000 Occidental Petroleum Corp 5 .200 08/01/29 1,016,601
1,500,000 Occidental Petroleum Corp 8 .875 07/15/30 1,769,364
2,000,000 Occidental Petroleum Corp 6 .625 09/01/30 2,157,702
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,704,455
1,000,000 Occidental Petroleum Corp 5 .375 01/01/32 1,013,733
1,000,000 Occidental Petroleum Corp 5 .550 10/01/34 1,015,185
3,000,000 Occidental Petroleum Corp 6 .450 09/15/36 3,239,880
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,613,982
150,000 Occidental Petroleum Corp 6 .050 10/01/54 152,288
130,000 ONEOK Partners LP 6 .650 10/01/36 144,901
250,000 ONEOK Partners LP 6 .850 10/15/37 281,148
100,000 ONEOK Partners LP 6 .125 02/01/41 104,658
100,000 ONEOK, Inc 5 .850 01/15/26 101,516
900,000 ONEOK, Inc 5 .000 03/01/26 904,103
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,290,024
1,000,000 ONEOK, Inc 4 .250 09/24/27 1,000,956
725,000 ONEOK, Inc 4 .550 07/15/28 728,722
2,000,000 ONEOK, Inc 5 .650 11/01/28 2,090,366
325,000 ONEOK, Inc 4 .350 03/15/29 323,250
500,000 ONEOK, Inc 3 .400 09/01/29 475,410
1,000,000 ONEOK, Inc 4 .400 10/15/29 996,617
500,000 ONEOK, Inc 3 .100 03/15/30 465,291
475,000 ONEOK, Inc 3 .250 06/01/30 445,235
2,000,000 ONEOK, Inc 5 .800 11/01/30 2,129,196
175,000 ONEOK, Inc 6 .350 01/15/31 189,626
1,000,000 ONEOK, Inc 4 .750 10/15/31 1,000,002
825,000 ONEOK, Inc 6 .100 11/15/32 888,100
1,500,000 ONEOK, Inc 6 .050 09/01/33 1,602,697
1,000,000 ONEOK, Inc 5 .050 11/01/34 995,443
225,000 ONEOK, Inc 4 .250 09/15/46 184,851
675,000 ONEOK, Inc 4 .950 07/13/47 609,438
425,000 ONEOK, Inc 4 .200 10/03/47 340,643
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,260,773
525,000 ONEOK, Inc 4 .850 02/01/49 469,561
1,000,000 ONEOK, Inc 4 .450 09/01/49 834,142
500,000 ONEOK, Inc 4 .500 03/15/50 416,175
300,000 ONEOK, Inc 7 .150 01/15/51 346,199
1,500,000 ONEOK, Inc 6 .625 09/01/53 1,664,459
1,500,000 ONEOK, Inc 5 .700 11/01/54 1,491,467
1,500,000 ONEOK, Inc 5 .850 11/01/64 1,488,599
1,500,000 Ovintiv, Inc 5 .375 01/01/26 1,510,010
500,000 Ovintiv, Inc 5 .650 05/15/28 515,791
1,000,000 Ovintiv, Inc 6 .250 07/15/33 1,058,205
1,000,000 Ovintiv, Inc 6 .500 08/15/34 1,079,649
1,000,000 Ovintiv, Inc 7 .100 07/15/53 1,127,017
500,000 Patterson-UTI Energy, Inc 7 .150 10/01/33 538,403
925,000 Phillips 66 1 .300 02/15/26 888,663
1,000,000 Phillips 66 3 .900 03/15/28 989,561
738,000 Phillips 66 4 .650 11/15/34 720,964
125,000 Phillips 66 5 .875 05/01/42 132,888
2,375,000 Phillips 66 4 .875 11/15/44 2,212,906
825,000 Phillips 66 3 .300 03/15/52 573,358
100,000 Phillips 66 Co 3 .550 10/01/26 98,702
1,000,000 Phillips 66 Co 4 .950 12/01/27 1,023,343
675,000 Phillips 66 Co 3 .750 03/01/28 664,569
500,000 Phillips 66 Co 3 .150 12/15/29 472,777
1,250,000 Phillips 66 Co 5 .250 06/15/31 1,292,614
1,125,000 Phillips 66 Co 5 .300 06/30/33 1,159,733
1,000,000 Phillips 66 Co 4 .950 03/15/35 989,282
425,000 Phillips 66 Co 4 .680 02/15/45 383,435
350,000 Phillips 66 Co 4 .900 10/01/46 322,615

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Phillips 66 Co 5 .650% 06/15/54 $ 1,008,431
1,000,000 Phillips 66 Co 5 .500 03/15/55 980,482
2,000,000 Pioneer Natural Resources Co 1 .125 01/15/26 1,923,208
350,000 Pioneer Natural Resources Co 5 .100 03/29/26 354,937
1,750,000 Pioneer Natural Resources Co 2 .150 01/15/31 1,537,376
1,025,000 Plains All American Pipeline LP 4 .650 10/15/25 1,023,371
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 2,076,173
1,500,000 Plains All American Pipeline LP 3 .550 12/15/29 1,426,727
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 953,081
750,000 Plains All American Pipeline LP 5 .700 09/15/34 779,376
100,000 Plains All American Pipeline LP 6 .650 01/15/37 110,582
250,000 Plains All American Pipeline LP 5 .150 06/01/42 236,290
300,000 Plains All American Pipeline LP 4 .700 06/15/44 265,304
300,000 Plains All American Pipeline LP 4 .900 02/15/45 270,755
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 279,492
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,709,721
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 547,098
1,500,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,496,021
1,000,000 Sabine Pass Liquefaction LLC 5 .900 09/15/37 1,054,669
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 730,070
1,500,000 (a) Schlumberger Investment S.A. 2 .650 06/26/30 1,378,965
1,000,000 Schlumberger Investment S.A. 4 .850 05/15/33 1,022,154
1,000,000 Schlumberger Investment S.A. 5 .000 06/01/34 1,026,737
2,075,000 Shell International Finance BV 2 .875 05/10/26 2,035,071
925,000 Shell International Finance BV 2 .500 09/12/26 897,229
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,221,805
4,000,000 Shell International Finance BV 2 .375 11/07/29 3,707,385
1,000,000 Shell International Finance BV 2 .750 04/06/30 931,368
500,000 Shell International Finance BV 4 .125 05/11/35 485,920
350,000 Shell International Finance BV 6 .375 12/15/38 406,093
100,000 Shell International Finance BV 5 .500 03/25/40 106,276
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,144,982
1,200,000 Shell International Finance BV 4 .550 08/12/43 1,131,156
2,025,000 Shell International Finance BV 4 .375 05/11/45 1,839,794
650,000 Shell International Finance BV 4 .000 05/10/46 555,813
3,180,000 Shell International Finance BV 3 .750 09/12/46 2,608,504
1,500,000 Shell International Finance BV 3 .125 11/07/49 1,086,258
1,500,000 Shell International Finance BV 3 .250 04/06/50 1,113,166
2,000,000 Shell International Finance BV 3 .000 11/26/51 1,395,065
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,080,602
200,000 Spectra Energy Partners LP 5 .950 09/25/43 208,123
600,000 Spectra Energy Partners LP 4 .500 03/15/45 522,917
250,000 Suncor Energy, Inc 6 .800 05/15/38 285,843
1,625,000 Suncor Energy, Inc 6 .500 06/15/38 1,820,917
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,233,610
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 755,085
2,000,000 Targa Resources Corp 5 .200 07/01/27 2,045,825
350,000 Targa Resources Corp 4 .200 02/01/33 331,412
750,000 Targa Resources Corp 6 .125 03/15/33 804,856
1,500,000 Targa Resources Corp 5 .500 02/15/35 1,544,823
575,000 Targa Resources Corp 4 .950 04/15/52 517,507
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,345,341
750,000 Targa Resources Corp 6 .500 02/15/53 832,326
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 1,025,312
400,000 Targa Resources Partners LP 6 .150 03/01/29 426,211
1,000,000 Targa Resources Partners LP 5 .500 03/01/30 1,018,299
500,000 Targa Resources Partners LP 6 .500 03/30/34 552,619
300,000 TC PipeLines LP 4 .375 03/13/25 298,856
350,000 TC PipeLines LP 3 .900 05/25/27 344,660
1,000,000 Tosco Corp 8 .125 02/15/30 1,187,326
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,224,401
500,000 TotalEnergies Capital International S.A. 2 .434 01/10/25 496,509
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 900,000 TotalEnergies Capital International S.A. 3 .455% 02/19/29 $ 879,521
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 600,711
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 383,690
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 1,086,226
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 714,875
1,125,000 TotalEnergies Capital S.A. 3 .883 10/11/28 1,118,342
300,000 TotalEnergies Capital S.A. 5 .150 04/05/34 312,023
500,000 TotalEnergies Capital S.A. 4 .724 09/10/34 502,511
1,275,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,317,641
700,000 TotalEnergies Capital S.A. 5 .275 09/10/54 701,008
1,925,000 TotalEnergies Capital S.A. 5 .638 04/05/64 2,007,276
750,000 TotalEnergies Capital S.A. 5 .425 09/10/64 754,824
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,230,296
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,937,188
1,750,000 TransCanada PipeLines Ltd 2 .500 10/12/31 1,551,155
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,899,351
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 109,739
500,000 TransCanada PipeLines Ltd 4 .750 05/15/38 482,136
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 246,446
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 135,009
1,200,000 TransCanada PipeLines Ltd 5 .000 10/16/43 1,148,733
750,000 TransCanada PipeLines Ltd 4 .875 05/15/48 701,930
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,388,935
700,000 Transcontinental Gas Pipe Line Co LLC 7 .850 02/01/26 724,002
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,183,879
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 468,301
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 746,293
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 397,420
225,000 (c) US LIQUIDSCO0 5 .584 10/01/34 227,164
225,000 (c) US LIQUIDSCO0 6 .176 10/01/54 227,759
750,000 Valero Energy Corp 2 .150 09/15/27 707,412
342,000 Valero Energy Corp 4 .350 06/01/28 341,832
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,321,394
455,000 Valero Energy Corp 7 .500 04/15/32 530,089
850,000 Valero Energy Corp 6 .625 06/15/37 952,921
300,000 Valero Energy Corp 4 .900 03/15/45 280,766
1,500,000 Valero Energy Corp 3 .650 12/01/51 1,093,761
1,000,000 Valero Energy Corp 4 .000 06/01/52 775,242
300,000 Valero Energy Partners LP 4 .500 03/15/28 300,917
1,000,000 Veralto Corp 5 .350 09/18/28 1,041,395
1,000,000 Veralto Corp 5 .450 09/18/33 1,049,178
750,000 Western Midstream Operating LP 6 .350 01/15/29 797,383
2,000,000 Western Midstream Operating LP 4 .300 02/01/30 1,925,627
3,500,000 Western Midstream Operating LP 6 .150 04/01/33 3,699,752
1,500,000 Western Midstream Operating LP 5 .450 11/15/34 1,503,171
925,000 Williams Cos, Inc 4 .000 09/15/25 919,547
1,300,000 Williams Cos, Inc 3 .750 06/15/27 1,280,845
1,300,000 Williams Cos, Inc 5 .300 08/15/28 1,342,090
1,000,000 Williams Cos, Inc 4 .900 03/15/29 1,016,039
500,000 Williams Cos, Inc 4 .800 11/15/29 507,329
3,500,000 Williams Cos, Inc 2 .600 03/15/31 3,092,855
1,000,000 Williams Cos, Inc 4 .650 08/15/32 993,500
625,000 Williams Cos, Inc 5 .650 03/15/33 654,089
1,000,000 Williams Cos, Inc 5 .150 03/15/34 1,010,900
300,000 Williams Cos, Inc 6 .300 04/15/40 327,095
300,000 Williams Cos, Inc 5 .800 11/15/43 308,039
300,000 Williams Cos, Inc 5 .400 03/04/44 296,334
1,000,000 Williams Cos, Inc 4 .900 01/15/45 925,373
225,000 Williams Cos, Inc 5 .100 09/15/45 214,212
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,550,452
1,500,000 Williams Cos, Inc 3 .500 10/15/51 1,089,583
500,000 Williams Cos, Inc 5 .300 08/15/52 485,036

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Williams Cos, Inc 5 .800% 11/15/54 $ 1,033,714
1,000,000 Woodside Finance Ltd 5 .100 09/12/34 993,325
575,000 Woodside Finance Ltd 5 .700 09/12/54 571,919
TOTAL ENERGY 470,177,472
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
550,000 Agree LP 2 .000 06/15/28 502,536
150,000 Agree LP 2 .900 10/01/30 136,113
200,000 Agree LP 4 .800 10/01/32 198,311
500,000 Agree LP 2 .600 06/15/33 416,741
1,000,000 Agree LP 5 .625 06/15/34 1,046,130
100,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 99,217
200,000 Alexandria Real Estate Equities, Inc 4 .300 01/15/26 199,308
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 495,872
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 199,728
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 390,100
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 100,721
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 256,103
1,500,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 1,241,204
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 361,608
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 691,628
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 592,498
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 05/15/36 1,016,798
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 456,956
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 558,630
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 667,478
1,500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 1,099,959
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 191,333
500,000 Alexandria Real Estate Equities, Inc 5 .625 05/15/54 512,120
1,000,000 American Assets Trust LP 3 .375 02/01/31 869,608
1,000,000 American Assets Trust LP 6 .150 10/01/34 1,011,545
500,000 American Homes 4 Rent LP 4 .900 02/15/29 505,190
250,000 American Homes 4 Rent LP 2 .375 07/15/31 214,719
750,000 American Homes 4 Rent LP 3 .625 04/15/32 693,323
1,000,000 American Homes 4 Rent LP 5 .500 02/01/34 1,032,590
250,000 American Homes 4 Rent LP 3 .375 07/15/51 175,953
500,000 American Homes 4 Rent LP 4 .300 04/15/52 413,640
1,350,000 American Tower Corp 1 .300 09/15/25 1,307,619
200,000 American Tower Corp 4 .400 02/15/26 199,799
1,000,000 American Tower Corp 1 .600 04/15/26 958,120
1,000,000 American Tower Corp 1 .450 09/15/26 946,766
425,000 American Tower Corp 3 .375 10/15/26 417,631
750,000 American Tower Corp 2 .750 01/15/27 724,767
500,000 American Tower Corp 3 .125 01/15/27 486,698
500,000 American Tower Corp 3 .650 03/15/27 492,354
150,000 American Tower Corp 3 .550 07/15/27 146,874
1,000,000 American Tower Corp 5 .500 03/15/28 1,035,630
1,250,000 American Tower Corp 5 .800 11/15/28 1,313,155
1,000,000 American Tower Corp 5 .200 02/15/29 1,032,764
350,000 American Tower Corp 3 .950 03/15/29 343,036
750,000 American Tower Corp 2 .900 01/15/30 693,539
750,000 American Tower Corp 2 .100 06/15/30 660,554
725,000 American Tower Corp 1 .875 10/15/30 624,559
1,000,000 American Tower Corp 2 .700 04/15/31 892,679
1,000,000 American Tower Corp 2 .300 09/15/31 860,458
500,000 American Tower Corp 4 .050 03/15/32 480,122
1,000,000 American Tower Corp 5 .650 03/15/33 1,056,366
1,250,000 American Tower Corp 5 .900 11/15/33 1,343,298
1,000,000 American Tower Corp 5 .450 02/15/34 1,045,383
1,350,000 American Tower Corp 3 .700 10/15/49 1,045,797
425,000 American Tower Corp 3 .100 06/15/50 296,171
1,000,000 American Tower Corp 2 .950 01/15/51 678,412
1,000,000 Americold Realty Operating Partnership LP 5 .409 09/12/34 1,003,170
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 200,000 AvalonBay Communities, Inc 2 .950% 05/11/26 $ 196,064
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 97,680
1,200,000 AvalonBay Communities, Inc 3 .350 05/15/27 1,177,285
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 193,699
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 456,590
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 720,976
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 677,566
800,000 AvalonBay Communities, Inc 2 .050 01/15/32 688,716
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 460,153
1,000,000 AvalonBay Communities, Inc 5 .300 12/07/33 1,043,079
500,000 AvalonBay Communities, Inc 5 .350 06/01/34 523,332
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 344,926
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 178,871
1,500,000 Boston Properties LP 3 .200 01/15/25 1,490,234
275,000 Boston Properties LP 3 .650 02/01/26 270,911
700,000 Boston Properties LP 2 .750 10/01/26 674,770
500,000 Boston Properties LP 6 .750 12/01/27 528,737
550,000 Boston Properties LP 4 .500 12/01/28 542,907
50,000 Boston Properties LP 3 .400 06/21/29 46,755
750,000 Boston Properties LP 2 .900 03/15/30 673,766
1,000,000 Boston Properties LP 3 .250 01/30/31 900,721
1,000,000 Boston Properties LP 2 .550 04/01/32 833,500
1,000,000 (a) Boston Properties LP 2 .450 10/01/33 800,181
500,000 (a) Boston Properties LP 6 .500 01/15/34 544,182
1,500,000 Boston Properties LP 5 .750 01/15/35 1,529,802
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 223,722
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 295,211
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 92,204
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 587,275
940,000 Brixmor Operating Partnership LP 4 .050 07/01/30 913,950
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 86,851
1,500,000 Brixmor Operating Partnership LP 5 .500 02/15/34 1,543,907
1,000,000 Brixmor Operating Partnership LP 5 .750 02/15/35 1,053,121
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 420,559
750,000 Camden Property Trust 5 .850 11/03/26 775,858
100,000 Camden Property Trust 4 .100 10/15/28 99,487
325,000 Camden Property Trust 3 .150 07/01/29 309,931
100,000 Camden Property Trust 2 .800 05/15/30 92,524
750,000 Camden Property Trust 4 .900 01/15/34 754,691
500,000 Camden Property Trust 3 .350 11/01/49 367,952
1,000,000 Corporate Office Properties LP 2 .250 03/15/26 965,866
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 888,390
175,000 Corporate Office Properties LP 2 .750 04/15/31 153,122
500,000 Cousins Properties LP 5 .875 10/01/34 513,336
975,000 Crown Castle, Inc 4 .450 02/15/26 974,378
250,000 Crown Castle, Inc 3 .700 06/15/26 246,956
1,500,000 Crown Castle, Inc 1 .050 07/15/26 1,414,868
100,000 Crown Castle, Inc 4 .000 03/01/27 99,299
525,000 Crown Castle, Inc 3 .650 09/01/27 514,650
750,000 Crown Castle, Inc 5 .000 01/11/28 763,144
775,000 Crown Castle, Inc 3 .800 02/15/28 760,756
1,000,000 Crown Castle, Inc 4 .800 09/01/28 1,011,386
300,000 Crown Castle, Inc 4 .300 02/15/29 297,258
1,000,000 Crown Castle, Inc 5 .600 06/01/29 1,045,257
500,000 Crown Castle, Inc 4 .900 09/01/29 508,220
500,000 Crown Castle, Inc 3 .100 11/15/29 467,892
275,000 Crown Castle, Inc 3 .300 07/01/30 257,147
1,050,000 Crown Castle, Inc 2 .250 01/15/31 910,476
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,283,018
1,000,000 Crown Castle, Inc 2 .500 07/15/31 870,320
1,000,000 Crown Castle, Inc 5 .100 05/01/33 1,012,547
1,000,000 Crown Castle, Inc 5 .800 03/01/34 1,060,574

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Crown Castle, Inc 5 .200% 09/01/34 $ 506,463
1,000,000 Crown Castle, Inc 2 .900 04/01/41 741,276
200,000 Crown Castle, Inc 4 .750 05/15/47 181,899
300,000 Crown Castle, Inc 5 .200 02/15/49 288,183
500,000 Crown Castle, Inc 4 .000 11/15/49 404,020
200,000 Crown Castle, Inc 4 .150 07/01/50 165,711
875,000 Crown Castle, Inc 3 .250 01/15/51 623,127
200,000 CubeSmart LP 3 .125 09/01/26 195,068
600,000 CubeSmart LP 2 .250 12/15/28 551,803
100,000 CubeSmart LP 4 .375 02/15/29 99,481
250,000 CubeSmart LP 3 .000 02/15/30 231,984
450,000 CubeSmart LP 2 .000 02/15/31 385,279
700,000 CubeSmart LP 2 .500 02/15/32 606,435
475,000 Digital Realty Trust LP 3 .700 08/15/27 468,309
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,345,745
300,000 Digital Realty Trust LP 4 .450 07/15/28 300,705
1,000,000 Digital Realty Trust LP 3 .600 07/01/29 966,463
1,000,000 EPR Properties 3 .600 11/15/31 891,430
1,000,000 Equinix Europe 2 Financing Corp LLC 5 .500 06/15/34 1,049,331
2,000,000 Equinix, Inc 1 .450 05/15/26 1,910,616
650,000 Equinix, Inc 2 .900 11/18/26 632,664
800,000 Equinix, Inc 1 .550 03/15/28 729,761
2,000,000 Equinix, Inc 2 .000 05/15/28 1,844,031
1,000,000 Equinix, Inc 3 .200 11/18/29 943,898
175,000 Equinix, Inc 2 .150 07/15/30 154,672
1,000,000 Equinix, Inc 2 .500 05/15/31 883,502
1,500,000 Equinix, Inc 3 .400 02/15/52 1,092,812
200,000 ERP Operating LP 2 .850 11/01/26 194,967
1,150,000 ERP Operating LP 3 .250 08/01/27 1,122,942
500,000 ERP Operating LP 3 .500 03/01/28 488,450
200,000 ERP Operating LP 4 .150 12/01/28 199,577
750,000 ERP Operating LP 3 .000 07/01/29 709,027
300,000 ERP Operating LP 2 .500 02/15/30 274,163
500,000 ERP Operating LP 1 .850 08/01/31 426,057
1,000,000 ERP Operating LP 4 .650 09/15/34 995,171
425,000 ERP Operating LP 4 .500 07/01/44 390,974
100,000 ERP Operating LP 4 .000 08/01/47 83,406
650,000 Essential Properties LP 2 .950 07/15/31 565,787
100,000 Essex Portfolio LP 3 .375 04/15/26 98,389
200,000 Essex Portfolio LP 3 .625 05/01/27 196,706
900,000 Essex Portfolio LP 4 .000 03/01/29 883,815
325,000 Essex Portfolio LP 3 .000 01/15/30 301,849
750,000 Essex Portfolio LP 1 .650 01/15/31 627,292
1,000,000 Essex Portfolio LP 2 .550 06/15/31 873,545
600,000 Essex Portfolio LP 5 .500 04/01/34 623,716
300,000 Essex Portfolio LP 4 .500 03/15/48 264,533
525,000 Extra Space Storage LP 3 .500 07/01/26 518,114
200,000 Extra Space Storage LP 3 .875 12/15/27 197,194
500,000 Extra Space Storage LP 3 .900 04/01/29 488,281
500,000 Extra Space Storage LP 4 .000 06/15/29 490,201
1,000,000 Extra Space Storage LP 5 .500 07/01/30 1,045,365
100,000 Extra Space Storage LP 2 .200 10/15/30 87,613
500,000 Extra Space Storage LP 5 .900 01/15/31 530,374
700,000 Extra Space Storage LP 2 .550 06/01/31 609,447
450,000 Extra Space Storage LP 2 .400 10/15/31 387,131
500,000 Extra Space Storage LP 2 .350 03/15/32 421,994
750,000 Extra Space Storage LP 5 .400 02/01/34 774,585
300,000 Federal Realty OP LP 1 .250 02/15/26 286,912
50,000 Federal Realty OP LP 3 .250 07/15/27 48,468
1,000,000 Federal Realty OP LP 5 .375 05/01/28 1,026,922
1,300,000 Federal Realty OP LP 3 .200 06/15/29 1,227,593
300,000 Federal Realty OP LP 3 .500 06/01/30 283,118
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 200,000 Federal Realty OP LP 4 .500% 12/01/44 $ 175,768
1,300,000 GLP Capital LP 5 .250 06/01/25 1,298,912
150,000 GLP Capital LP 5 .375 04/15/26 150,608
750,000 GLP Capital LP 5 .750 06/01/28 769,860
200,000 GLP Capital LP 5 .300 01/15/29 203,398
500,000 GLP Capital LP 4 .000 01/15/30 477,427
500,000 GLP Capital LP 4 .000 01/15/31 468,713
750,000 GLP Capital LP 3 .250 01/15/32 663,487
1,000,000 GLP Capital LP 6 .750 12/01/33 1,100,005
800,000 Healthcare Realty Holdings LP 3 .500 08/01/26 786,299
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 95,637
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 459,413
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 87,290
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 816,251
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 143,929
100,000 Healthpeak OP LLC 3 .250 07/15/26 98,279
1,500,000 Healthpeak OP LLC 1 .350 02/01/27 1,402,962
325,000 Healthpeak OP LLC 2 .125 12/01/28 297,392
600,000 Healthpeak OP LLC 3 .500 07/15/29 575,541
1,000,000 Healthpeak OP LLC 3 .000 01/15/30 931,971
175,000 Healthpeak OP LLC 2 .875 01/15/31 159,421
30,000 Healthpeak OP LLC 6 .750 02/01/41 34,235
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 772,593
100,000 Highwoods Realty LP 3 .875 03/01/27 97,738
150,000 Highwoods Realty LP 4 .125 03/15/28 145,487
250,000 Highwoods Realty LP 4 .200 04/15/29 241,585
500,000 Highwoods Realty LP 3 .050 02/15/30 449,947
775,000 Highwoods Realty LP 2 .600 02/01/31 660,314
1,000,000 (a) Highwoods Realty LP 7 .650 02/01/34 1,149,662
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 198,620
100,000 Host Hotels & Resorts LP 4 .500 02/01/26 99,701
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 465,614
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 788,294
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 175,871
100,000 Host Hotels & Resorts LP 5 .700 07/01/34 103,253
1,000,000 Host Hotels & Resorts LP 5 .500 04/15/35 1,014,496
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 274,850
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 521,118
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 419,650
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 549,244
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 514,780
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 627,384
1,000,000 Invitation Homes Operating Partnership LP 4 .875 02/01/35 987,151
125,000 Kilroy Realty LP 3 .450 12/15/24 124,321
250,000 Kilroy Realty LP 4 .750 12/15/28 248,074
200,000 (a) Kilroy Realty LP 4 .250 08/15/29 191,495
750,000 Kilroy Realty LP 3 .050 02/15/30 670,416
500,000 Kilroy Realty LP 2 .500 11/15/32 400,722
1,000,000 Kilroy Realty LP 2 .650 11/15/33 783,450
400,000 Kilroy Realty LP 6 .250 01/15/36 409,554
625,000 Kimco Realty OP LLC 2 .800 10/01/26 606,423
200,000 Kimco Realty OP LLC 3 .800 04/01/27 197,555
500,000 Kimco Realty OP LLC 1 .900 03/01/28 461,241
750,000 Kimco Realty OP LLC 2 .700 10/01/30 681,506
1,000,000 Kimco Realty OP LLC 2 .250 12/01/31 852,516
500,000 Kimco Realty OP LLC 4 .600 02/01/33 496,094
1,000,000 Kimco Realty OP LLC 4 .850 03/01/35 993,089
200,000 Kimco Realty OP LLC 4 .250 04/01/45 171,720
175,000 Kimco Realty OP LLC 4 .125 12/01/46 144,471
100,000 Kimco Realty OP LLC 4 .450 09/01/47 86,569
500,000 Kimco Realty OP LLC 3 .700 10/01/49 390,897
1,000,000 Kimco Realty OP, LLC 6 .400 03/01/34 1,113,241

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 Kite Realty Group LP 4 .950% 12/15/31 $ 500,633
400,000 Kite Realty Group LP 5 .500 03/01/34 412,060
350,000 Kite Realty Group Trust 4 .750 09/15/30 350,048
750,000 LXP Industrial Trust 6 .750 11/15/28 802,392
750,000 LXP Industrial Trust 2 .700 09/15/30 667,053
1,000,000 Mid-America Apartments LP 1 .100 09/15/26 943,076
750,000 Mid-America Apartments LP 3 .600 06/01/27 740,013
200,000 Mid-America Apartments LP 4 .200 06/15/28 199,492
625,000 Mid-America Apartments LP 3 .950 03/15/29 618,103
175,000 Mid-America Apartments LP 2 .750 03/15/30 161,766
250,000 Mid-America Apartments LP 1 .700 02/15/31 211,862
1,000,000 Mid-America Apartments LP 5 .300 02/15/32 1,040,521
500,000 (a) Mid-America Apartments LP 5 .000 03/15/34 510,498
150,000 Mid-America Apartments LP 2 .875 09/15/51 101,172
500,000 National Health Investors, Inc 3 .000 02/01/31 436,195
1,550,000 NNN REIT, Inc 3 .500 10/15/27 1,514,906
300,000 NNN REIT, Inc 2 .500 04/15/30 269,627
200,000 NNN REIT, Inc 5 .600 10/15/33 209,290
1,000,000 NNN REIT, Inc 5 .500 06/15/34 1,040,562
500,000 NNN REIT, Inc 3 .100 04/15/50 342,331
1,000,000 NNN REIT, Inc 3 .000 04/15/52 661,886
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 199,006
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 823,608
500,000 OMEGA Healthcare Investors, Inc 3 .625 10/01/29 471,227
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 455,579
1,000,000 OMEGA Healthcare Investors, Inc 3 .250 04/15/33 860,536
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 2 .625 11/15/31 861,048
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 1,044,533
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .950 01/15/35 982,504
200,000 Physicians Realty LP 4 .300 03/15/27 199,793
200,000 Physicians Realty LP 3 .950 01/15/28 196,890
1,000,000 Physicians Realty LP 2 .625 11/01/31 873,075
750,000 (a) Piedmont Operating Partnership LP 6 .875 07/15/29 788,212
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 811,102
100,000 Prologis LP 3 .250 10/01/26 98,459
100,000 Prologis LP 4 .375 02/01/29 100,867
500,000 Prologis LP 2 .250 04/15/30 451,502
1,000,000 Prologis LP 1 .625 03/15/31 844,728
100,000 Prologis LP 4 .375 09/15/48 89,909
500,000 Prologis LP 3 .000 04/15/50 349,581
500,000 Prologis LP 2 .125 10/15/50 285,323
100,000 ProLogis LP 3 .250 06/30/26 98,570
1,000,000 ProLogis LP 3 .375 12/15/27 979,570
750,000 ProLogis LP 4 .875 06/15/28 769,596
100,000 ProLogis LP 4 .000 09/15/28 99,644
225,000 ProLogis LP 2 .875 11/15/29 211,435
200,000 ProLogis LP 1 .750 07/01/30 174,443
775,000 ProLogis LP 2 .250 01/15/32 666,394
1,000,000 ProLogis LP 4 .625 01/15/33 1,005,538
750,000 ProLogis LP 4 .750 06/15/33 760,132
750,000 ProLogis LP 5 .125 01/15/34 775,433
1,000,000 ProLogis LP 5 .000 03/15/34 1,025,446
1,000,000 ProLogis LP 5 .150 01/31/35 1,024,082
500,000 ProLogis LP 3 .050 03/01/50 349,088
1,250,000 ProLogis LP 5 .250 06/15/53 1,267,031
1,250,000 ProLogis LP 5 .250 03/15/54 1,269,340
1,500,000 Public Storage 0 .875 02/15/26 1,434,673
750,000 Public Storage 1 .500 11/09/26 711,856
200,000 Public Storage 3 .094 09/15/27 194,972
750,000 Public Storage 1 .950 11/09/28 689,982
500,000 Public Storage 3 .385 05/01/29 485,963
250,000 Public Storage 2 .250 11/09/31 217,604
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 Public Storage 5 .100% 08/01/33 $ 1,037,055
1,500,000 Public Storage 5 .350 08/01/53 1,550,614
1,000,000 Rayonier LP 2 .750 05/17/31 872,532
750,000 Realty Income Corp 0 .750 03/15/26 711,037
425,000 Realty Income Corp 4 .875 06/01/26 428,681
200,000 Realty Income Corp 4 .125 10/15/26 199,703
200,000 Realty Income Corp 3 .000 01/15/27 194,724
300,000 Realty Income Corp 3 .200 01/15/27 293,283
650,000 Realty Income Corp 3 .950 08/15/27 646,022
1,000,000 Realty Income Corp 3 .400 01/15/28 975,665
1,000,000 Realty Income Corp 3 .650 01/15/28 981,823
1,000,000 Realty Income Corp 2 .100 03/15/28 930,154
500,000 Realty Income Corp 2 .200 06/15/28 464,374
750,000 Realty Income Corp 4 .700 12/15/28 761,006
500,000 Realty Income Corp 4 .750 02/15/29 509,298
500,000 Realty Income Corp 3 .250 06/15/29 477,210
500,000 Realty Income Corp 4 .000 07/15/29 492,232
500,000 Realty Income Corp 3 .100 12/15/29 471,790
300,000 Realty Income Corp 3 .400 01/15/30 285,160
1,000,000 Realty Income Corp 4 .850 03/15/30 1,024,813
1,500,000 Realty Income Corp 3 .250 01/15/31 1,399,328
500,000 Realty Income Corp 3 .200 02/15/31 463,288
750,000 Realty Income Corp 1 .800 03/15/33 597,395
750,000 Realty Income Corp 4 .900 07/15/33 757,714
500,000 Realty Income Corp 5 .125 02/15/34 511,202
300,000 Realty Income Corp 4 .650 03/15/47 278,515
1,000,000 Realty Income Corp 5 .375 09/01/54 1,017,910
200,000 Regency Centers Corp 5 .250 01/15/34 206,450
375,000 Regency Centers LP 3 .600 02/01/27 368,967
125,000 Regency Centers LP 4 .125 03/15/28 124,084
425,000 Regency Centers LP 2 .950 09/15/29 397,519
500,000 Regency Centers LP 3 .700 06/15/30 481,047
425,000 Regency Centers LP 5 .100 01/15/35 432,531
200,000 Regency Centers LP 4 .400 02/01/47 175,540
300,000 Regency Centers LP 4 .650 03/15/49 269,510
500,000 Retail Opportunity Investments Partnership LP 6 .750 10/15/28 536,498
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 507,721
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 864,340
300,000 Sabra Health Care LP 5 .125 08/15/26 301,713
1,000,000 Sabra Health Care LP 3 .200 12/01/31 880,128
1,000,000 Safehold GL Holdings LLC 2 .800 06/15/31 877,871
1,000,000 Safehold GL Holdings LLC 6 .100 04/01/34 1,056,814
625,000 Simon Property Group LP 3 .300 01/15/26 617,656
350,000 Simon Property Group LP 3 .250 11/30/26 343,883
1,000,000 (a) Simon Property Group LP 1 .375 01/15/27 941,304
200,000 Simon Property Group LP 3 .375 06/15/27 196,842
300,000 Simon Property Group LP 3 .375 12/01/27 294,118
1,000,000 Simon Property Group LP 1 .750 02/01/28 926,406
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,608,832
750,000 Simon Property Group LP 2 .650 07/15/30 687,665
1,000,000 Simon Property Group LP 2 .200 02/01/31 877,169
500,000 Simon Property Group LP 2 .250 01/15/32 430,691
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,323,729
1,000,000 Simon Property Group LP 5 .500 03/08/33 1,056,293
500,000 Simon Property Group LP 6 .250 01/15/34 552,813
1,000,000 Simon Property Group LP 4 .750 09/26/34 991,732
1,500,000 Simon Property Group LP 4 .250 10/01/44 1,308,271
300,000 (a) Simon Property Group LP 4 .250 11/30/46 261,555
500,000 Simon Property Group LP 3 .250 09/13/49 364,536
750,000 Simon Property Group LP 3 .800 07/15/50 595,763
1,000,000 Simon Property Group LP 5 .850 03/08/53 1,074,339
500,000 Simon Property Group LP 6 .650 01/15/54 595,379

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 STORE Capital Corp 4 .625% 03/15/29 $ 490,123
500,000 STORE Capital Corp 2 .750 11/18/30 437,306
500,000 Sun Communities Operating LP 2 .300 11/01/28 456,230
500,000 Sun Communities Operating LP 5 .500 01/15/29 514,684
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 944,802
500,000 Sun Communities Operating LP 5 .700 01/15/33 515,424
100,000 Tanger Properties LP 3 .125 09/01/26 96,990
250,000 Tanger Properties LP 3 .875 07/15/27 244,501
500,000 Tanger Properties LP 2 .750 09/01/31 430,569
200,000 UDR, Inc 3 .500 07/01/27 195,077
200,000 UDR, Inc 3 .500 01/15/28 194,200
600,000 UDR, Inc 3 .200 01/15/30 563,841
1,000,000 UDR, Inc 3 .000 08/15/31 911,467
750,000 UDR, Inc 2 .100 08/01/32 618,136
500,000 UDR, Inc 1 .900 03/15/33 395,889
1,000,000 UDR, Inc 5 .125 09/01/34 1,010,185
300,000 UDR, Inc 3 .100 11/01/34 255,546
120,000 Ventas Realty LP 4 .125 01/15/26 119,421
200,000 Ventas Realty LP 3 .250 10/15/26 195,340
1,000,000 Ventas Realty LP 4 .000 03/01/28 986,549
525,000 Ventas Realty LP 4 .400 01/15/29 523,454
350,000 Ventas Realty LP 3 .000 01/15/30 324,177
500,000 Ventas Realty LP 4 .750 11/15/30 504,585
1,025,000 Ventas Realty LP 2 .500 09/01/31 890,283
1,000,000 Ventas Realty LP 5 .625 07/01/34 1,052,356
1,000,000 Ventas Realty LP 5 .000 01/15/35 1,001,542
300,000 Ventas Realty LP 4 .375 02/01/45 261,094
300,000 Ventas Realty LP 4 .875 04/15/49 279,624
850,000 VICI Properties LP 4 .750 02/15/28 853,283
750,000 VICI Properties LP 4 .950 02/15/30 754,439
1,000,000 (a) VICI Properties LP 5 .750 04/01/34 1,047,306
1,000,000 VICI Properties LP 5 .625 05/15/52 978,454
1,000,000 VICI Properties LP 6 .125 04/01/54 1,048,142
600,000 Welltower OP LLC 4 .250 04/01/26 599,115
500,000 Welltower OP LLC 2 .700 02/15/27 485,524
600,000 Welltower OP LLC 4 .250 04/15/28 600,608
1,000,000 Welltower OP LLC 2 .050 01/15/29 912,498
500,000 Welltower OP LLC 4 .125 03/15/29 496,267
425,000 Welltower OP LLC 3 .100 01/15/30 399,197
400,000 Welltower OP LLC 2 .750 01/15/31 361,745
1,000,000 Welltower OP LLC 2 .800 06/01/31 902,590
500,000 Welltower OP LLC 2 .750 01/15/32 443,291
150,000 Welltower OP LLC 3 .850 06/15/32 142,754
300,000 Welltower OP LLC 4 .950 09/01/48 290,461
1,000,000 Weyerhaeuser Co 4 .750 05/15/26 1,006,349
500,000 Weyerhaeuser Co 4 .000 11/15/29 490,194
500,000 Weyerhaeuser Co 4 .000 04/15/30 489,979
304,000 Weyerhaeuser Co 7 .375 03/15/32 351,868
300,000 Weyerhaeuser Co 3 .375 03/09/33 274,246
1,375,000 Weyerhaeuser Co 4 .000 03/09/52 1,117,835
1,000,000 WP Carey, Inc 3 .850 07/15/29 971,391
750,000 WP Carey, Inc 2 .400 02/01/31 654,262
500,000 WP Carey, Inc 2 .450 02/01/32 426,165
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 250,186,092
FINANCIAL SERVICES - 2.5%
300,000 AerCap Ireland Capital DAC 4 .450 10/01/25 299,184
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 481,578
500,000 AerCap Ireland Capital DAC 4 .450 04/03/26 498,733
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,400,745
3,895,000 AerCap Ireland Capital DAC 6 .450 04/15/27 4,080,376
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 245,220
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 1,005,504
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 200,000 AerCap Ireland Capital DAC 3 .875% 01/23/28 $ 196,588
1,000,000 AerCap Ireland Capital DAC 5 .750 06/06/28 1,042,240
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,369,723
1,000,000 AerCap Ireland Capital DAC 5 .100 01/19/29 1,021,901
1,500,000 AerCap Ireland Capital DAC 4 .625 09/10/29 1,500,743
4,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 4,307,880
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 631,749
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,769,507
1,000,000 AerCap Ireland Capital DAC 5 .300 01/19/34 1,023,680
1,500,000 AerCap Ireland Capital DAC 4 .950 09/10/34 1,491,787
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 668,941
250,000 AerCap Ireland Capital DAC 6 .950 03/10/55 259,197
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 928,586
500,000 Affiliated Managers Group, Inc 5 .500 08/20/34 506,119
1,000,000 Ally Financial, Inc 4 .750 06/09/27 999,187
400,000 Ally Financial, Inc 7 .100 11/15/27 424,050
1,000,000 Ally Financial, Inc 2 .200 11/02/28 899,663
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,585,668
500,000 Ally Financial, Inc 6 .848 01/03/30 527,936
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,264,236
1,000,000 Ally Financial, Inc 6 .184 07/26/35 1,023,443
1,000,000 American Express Co 4 .200 11/06/25 999,974
1,500,000 American Express Co 4 .900 02/13/26 1,512,731
2,500,000 American Express Co 3 .125 05/20/26 2,458,177
2,000,000 American Express Co 1 .650 11/04/26 1,901,976
1,500,000 American Express Co 2 .550 03/04/27 1,448,085
1,500,000 American Express Co 5 .850 11/05/27 1,576,644
1,000,000 American Express Co 5 .043 07/26/28 1,021,729
575,000 American Express Co 4 .050 05/03/29 576,057
1,000,000 American Express Co 5 .282 07/27/29 1,035,752
1,000,000 American Express Co 5 .532 04/25/30 1,048,165
1,500,000 American Express Co 6 .489 10/30/31 1,658,237
2,700,000 American Express Co 4 .989 05/26/33 2,728,826
1,000,000 American Express Co 4 .420 08/03/33 991,603
3,000,000 American Express Co 5 .043 05/01/34 3,077,585
1,000,000 American Express Co 5 .625 07/28/34 1,045,945
500,000 American Express Co 5 .915 04/25/35 533,334
1,000,000 American Express Co 5 .284 07/26/35 1,041,206
525,000 American Express Co 4 .050 12/03/42 478,620
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 195,689
750,000 Ameriprise Financial, Inc 5 .700 12/15/28 793,608
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 352,784
1,000,000 Ameriprise Financial, Inc 5 .150 05/15/33 1,041,703
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 924,981
750,000 (c) Apollo Debt Solutions BDC 6 .900 04/13/29 779,661
1,000,000 (c) Apollo Debt Solutions BDC 6 .700 07/29/31 1,030,213
1,500,000 Apollo Global Management, Inc 5 .800 05/21/54 1,599,141
1,200,000 Ares Capital Corp 3 .875 01/15/26 1,182,521
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,425,413
850,000 Ares Capital Corp 7 .000 01/15/27 884,773
750,000 Ares Capital Corp 2 .875 06/15/28 691,769
750,000 Ares Capital Corp 5 .875 03/01/29 768,020
1,000,000 Ares Capital Corp 5 .950 07/15/29 1,026,447
750,000 Ares Capital Corp 3 .200 11/15/31 650,873
500,000 Ares Management Corp 6 .375 11/10/28 537,688
1,000,000 (c) Ares Strategic Income Fund 6 .350 08/15/29 1,022,228
1,000,000 (c) Ares Strategic Income Fund 5 .600 02/15/30 992,088
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 948,809
1,500,000 Bank of New York Mellon Corp 0 .750 01/28/26 1,434,975
500,000 Bank of New York Mellon Corp 2 .800 05/04/26 489,808
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 486,700
1,000,000 Bank of New York Mellon Corp 2 .050 01/26/27 957,525

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 300,000 Bank of New York Mellon Corp 3 .250% 05/16/27 $ 294,245
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 979,188
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 596,484
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,835,060
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,018,497
775,000 Bank of New York Mellon Corp 5 .802 10/25/28 812,362
1,500,000 Bank of New York Mellon Corp 4 .543 02/01/29 1,517,554
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 382,611
1,000,000 Bank of New York Mellon Corp 6 .317 10/25/29 1,075,641
1,000,000 Bank of New York Mellon Corp 4 .975 03/14/30 1,032,856
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 507,275
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,287,567
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 858,130
1,000,000 Bank of New York Mellon Corp 5 .060 07/22/32 1,034,728
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 490,657
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,083,163
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 1,006,684
2,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 2,048,883
1,000,000 Bank of New York Mellon Corp 6 .474 10/25/34 1,130,213
1,000,000 Bank of New York Mellon Corp 5 .188 03/14/35 1,038,207
450,000 Bank of New York Mellon Corp 5 .606 07/21/39 472,339
1,000,000 Barings BDC, Inc 3 .300 11/23/26 953,985
2,400,000 Berkshire Hathaway, Inc 3 .125 03/15/26 2,370,917
800,000 (a) Berkshire Hathaway, Inc 4 .500 02/11/43 796,403
500,000 BGC Group, Inc 3 .750 10/01/24 500,000
500,000 BGC Group, Inc 8 .000 05/25/28 537,991
500,000 BGC Group, Inc 6 .600 06/10/29 517,220
1,000,000 BlackRock Funding, Inc 4 .700 03/14/29 1,028,551
1,000,000 BlackRock Funding, Inc 5 .000 03/14/34 1,042,308
1,500,000 BlackRock Funding, Inc 4 .900 01/08/35 1,548,640
1,000,000 BlackRock Funding, Inc 5 .250 03/14/54 1,036,182
1,500,000 BlackRock Funding, Inc 5 .350 01/08/55 1,579,037
1,000,000 (a) BlackRock TCP Capital Corp 2 .850 02/09/26 965,675
500,000 (a) BlackRock TCP Capital Corp 6 .950 05/30/29 509,713
850,000 BlackRock, Inc 3 .250 04/30/29 825,327
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,266,811
2,000,000 BlackRock, Inc 2 .100 02/25/32 1,728,377
1,000,000 BlackRock, Inc 4 .750 05/25/33 1,028,987
1,500,000 Blackstone Private Credit Fund 7 .050 09/29/25 1,528,162
1,800,000 Blackstone Private Credit Fund 2 .625 12/15/26 1,701,992
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 953,023
500,000 (c) Blackstone Private Credit Fund 7 .300 11/27/28 532,079
1,000,000 (a) Blackstone Private Credit Fund 4 .000 01/15/29 951,948
500,000 (c) Blackstone Private Credit Fund 5 .950 07/16/29 509,095
1,000,000 (c) Blackstone Private Credit Fund 5 .250 04/01/30 985,116
500,000 (a),(c) Blackstone Private Credit Fund 6 .250 01/25/31 513,641
750,000 Blackstone Secured Lending Fund 3 .625 01/15/26 734,808
1,400,000 (a) Blackstone Secured Lending Fund 2 .750 09/16/26 1,337,790
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 931,961
500,000 Blackstone Secured Lending Fund 5 .875 11/15/27 508,419
1,000,000 Blue Owl Capital Corp 4 .250 01/15/26 988,116
750,000 Blue Owl Capital Corp 3 .400 07/15/26 726,085
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 916,046
1,000,000 Blue Owl Capital Corp 5 .950 03/15/29 1,021,185
300,000 (c) Blue Owl Capital Corp II 8 .450 11/15/26 314,988
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 945,552
1,000,000 Blue Owl Credit Income Corp 4 .700 02/08/27 981,200
750,000 Blue Owl Credit Income Corp 7 .750 09/16/27 790,133
700,000 Blue Owl Credit Income Corp 7 .950 06/13/28 747,994
1,000,000 (a),(c) Blue Owl Credit Income Corp 6 .600 09/15/29 1,025,870
1,000,000 (c) Blue Owl Credit Income Corp 5 .800 03/15/30 990,487
500,000 Blue Owl Credit Income Corp 6 .650 03/15/31 510,689
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,500,000 (c) Blue Owl Finance LLC 6 .250% 04/18/34 $ 1,570,923
1,000,000 Blue Owl Technology Finance Corp 2 .500 01/15/27 930,270
1,000,000 (c) Blue Owl Technology Finance Corp II 6 .750 04/04/29 1,004,682
300,000 Brookfield Asset Management, Inc 4 .000 01/15/25 298,839
1,000,000 Brookfield Capital Finance LLC 6 .087 06/14/33 1,082,170
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 856,540
200,000 Brookfield Finance, Inc 4 .250 06/02/26 199,835
600,000 Brookfield Finance, Inc 3 .900 01/25/28 591,755
600,000 Brookfield Finance, Inc 4 .850 03/29/29 611,813
500,000 Brookfield Finance, Inc 6 .350 01/05/34 550,088
500,000 Brookfield Finance, Inc 5 .675 01/15/35 524,795
725,000 Brookfield Finance, Inc 4 .700 09/20/47 670,226
1,000,000 (a) Brookfield Finance, Inc 3 .500 03/30/51 754,042
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 754,609
750,000 Brookfield Finance, Inc 5 .968 03/04/54 814,569
1,000,000 California Endowment 2 .498 04/01/51 661,121
850,000 Capital One Financial Corp 4 .200 10/29/25 843,991
700,000 Capital One Financial Corp 3 .750 07/28/26 690,280
1,075,000 Capital One Financial Corp 3 .750 03/09/27 1,061,342
1,000,000 Capital One Financial Corp 3 .650 05/11/27 983,004
1,000,000 Capital One Financial Corp 1 .878 11/02/27 950,194
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,642,109
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,416,735
2,000,000 Capital One Financial Corp 5 .468 02/01/29 2,050,139
1,000,000 Capital One Financial Corp 6 .312 06/08/29 1,053,345
1,500,000 (a) Capital One Financial Corp 5 .700 02/01/30 1,553,376
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,880,388
750,000 Capital One Financial Corp 5 .247 07/26/30 762,733
1,000,000 Capital One Financial Corp 5 .463 07/26/30 1,026,390
1,000,000 Capital One Financial Corp 7 .624 10/30/31 1,136,532
2,525,000 Capital One Financial Corp 2 .359 07/29/32 2,068,720
1,000,000 Capital One Financial Corp 2 .618 11/02/32 854,506
1,000,000 Capital One Financial Corp 5 .817 02/01/34 1,040,614
1,000,000 Capital One Financial Corp 6 .377 06/08/34 1,080,339
1,000,000 Capital One Financial Corp 6 .051 02/01/35 1,058,842
1,000,000 Capital One Financial Corp 5 .884 07/26/35 1,046,539
450,000 Cboe Global Markets, Inc 3 .650 01/12/27 445,124
1,000,000 Cboe Global Markets, Inc 1 .625 12/15/30 859,168
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 453,850
350,000 Charles Schwab Corp 3 .625 04/01/25 347,959
1,500,000 Charles Schwab Corp 0 .900 03/11/26 1,428,888
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,429,813
1,000,000 Charles Schwab Corp 5 .875 08/24/26 1,028,920
500,000 Charles Schwab Corp 3 .200 03/02/27 488,702
350,000 Charles Schwab Corp 2 .450 03/03/27 336,134
525,000 Charles Schwab Corp 3 .300 04/01/27 514,392
200,000 Charles Schwab Corp 3 .200 01/25/28 194,109
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,863,688
300,000 Charles Schwab Corp 4 .000 02/01/29 298,573
1,000,000 Charles Schwab Corp 5 .643 05/19/29 1,044,086
500,000 Charles Schwab Corp 2 .750 10/01/29 465,869
1,500,000 Charles Schwab Corp 6 .196 11/17/29 1,603,484
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,271,435
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,324,659
1,000,000 Charles Schwab Corp 1 .950 12/01/31 851,600
1,000,000 Charles Schwab Corp 2 .900 03/03/32 898,315
750,000 Charles Schwab Corp 6 .136 08/24/34 819,873
1,500,000 CI Financial Corp 3 .200 12/17/30 1,270,890
500,000 CME Group, Inc 3 .750 06/15/28 497,144
1,500,000 CME Group, Inc 2 .650 03/15/32 1,355,179
400,000 CME Group, Inc 5 .300 09/15/43 429,991
500,000 CME Group, Inc 4 .150 06/15/48 452,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 Consumers 2023 Securitization Funding LLC 5 .210% 09/01/30 $ 1,041,200
1,000,000 Corebridge Financial, Inc 3 .650 04/05/27 983,749
1,000,000 Corebridge Financial, Inc 3 .850 04/05/29 974,117
2,000,000 Corebridge Financial, Inc 3 .900 04/05/32 1,875,819
750,000 Corebridge Financial, Inc 6 .050 09/15/33 799,637
475,000 Corebridge Financial, Inc 5 .750 01/15/34 500,655
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 885,519
500,000 Corebridge Financial, Inc 4 .400 04/05/52 427,992
1,000,000 Corebridge Financial, Inc 6 .875 12/15/52 1,035,160
1,800,000 Deutsche Bank AG. 4 .100 01/13/26 1,784,139
800,000 Deutsche Bank AG. 6 .720 01/18/29 846,909
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 875,239
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,692,690
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 779,871
200,000 Discover Bank 4 .250 03/13/26 199,151
1,125,000 Discover Bank 3 .450 07/27/26 1,101,310
300,000 Discover Bank 5 .974 08/09/28 309,785
350,000 Discover Bank 4 .650 09/13/28 350,096
325,000 Discover Bank 2 .700 02/06/30 292,704
200,000 Discover Financial Services 4 .500 01/30/26 199,751
350,000 Discover Financial Services 4 .100 02/09/27 347,082
500,000 Discover Financial Services 6 .700 11/29/32 549,344
1,500,000 Discover Financial Services 7 .964 11/02/34 1,762,475
200,000 Eaton Vance Corp 3 .500 04/06/27 196,870
1,000,000 Enact Holdings, Inc 6 .250 05/28/29 1,038,263
750,000 Equitable Holdings, Inc 5 .594 01/11/33 785,397
1,000,000 Essent Group Ltd 6 .250 07/01/29 1,043,106
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 967,110
1,500,000 Fidelity National Information Services, Inc 1 .150 03/01/26 1,433,812
2,500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 2,591,940
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 327,345
900,000 Fiserv, Inc 3 .200 07/01/26 883,446
1,000,000 Fiserv, Inc 5 .450 03/02/28 1,037,453
1,000,000 Fiserv, Inc 5 .375 08/21/28 1,038,728
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,086,907
1,000,000 Fiserv, Inc 4 .750 03/15/30 1,019,286
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,981,741
1,000,000 Fiserv, Inc 5 .350 03/15/31 1,046,010
1,000,000 Fiserv, Inc 5 .625 08/21/33 1,059,259
700,000 Fiserv, Inc 5 .450 03/15/34 731,607
1,000,000 Fiserv, Inc 5 .150 08/12/34 1,025,381
2,300,000 Fiserv, Inc 4 .400 07/01/49 2,033,128
750,000 Ford Foundation 2 .415 06/01/50 494,379
525,000 Ford Foundation 2 .815 06/01/70 334,458
750,000 (c) Franklin BSP Capital Corp 7 .200 06/15/29 768,963
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,272,509
500,000 Franklin Resources, Inc 2 .950 08/12/51 339,226
750,000 FS KKR Capital Corp 3 .400 01/15/26 731,166
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 940,519
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,362,343
500,000 FS KKR Capital Corp 6 .875 08/15/29 520,558
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,609,718
2,500,000 Global Payments, Inc 1 .200 03/01/26 2,389,259
300,000 Global Payments, Inc 4 .800 04/01/26 300,638
1,000,000 Global Payments, Inc 2 .150 01/15/27 953,112
500,000 Global Payments, Inc 4 .950 08/15/27 508,228
500,000 Global Payments, Inc 4 .450 06/01/28 498,107
475,000 Global Payments, Inc 3 .200 08/15/29 445,012
500,000 Global Payments, Inc 5 .300 08/15/29 513,955
325,000 Global Payments, Inc 2 .900 05/15/30 296,017
500,000 Global Payments, Inc 5 .400 08/15/32 513,222
1,250,000 Global Payments, Inc 4 .150 08/15/49 1,007,325
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 500,000 (a) Global Payments, Inc 5 .950% 08/15/52 $ 516,099
500,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 487,527
1,000,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 1,030,745
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 418,625
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 129,591
3,950,000 Goldman Sachs Group, Inc 3 .850 01/26/27 3,915,904
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,738,575
6,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 6,196,537
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,922,375
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,951,517
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,404,159
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 2,010,572
8,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 8,357,866
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,535,132
2,000,000 Goldman Sachs Group, Inc 6 .484 10/24/29 2,153,677
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,295,287
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,432,080
5,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 5,254,763
4,000,000 Goldman Sachs Group, Inc 5 .049 07/23/30 4,104,302
5,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 4,277,088
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,811,615
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 2,211,488
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,317,855
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,799,465
3,000,000 Goldman Sachs Group, Inc 6 .561 10/24/34 3,386,956
2,400,000 Goldman Sachs Group, Inc 5 .851 04/25/35 2,578,792
6,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 6,215,299
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 1,036,340
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,200,562
4,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 4,265,963
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,813,388
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,515,062
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,628,650
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,195,865
1,650,000 (a) Goldman Sachs Group, Inc 5 .150 05/22/45 1,649,454
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 194,366
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,185,475
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 923,417
300,000 Golub Capital BDC, Inc 7 .050 12/05/28 316,418
500,000 (a) Golub Capital BDC, Inc 6 .000 07/15/29 508,037
1,000,000 (c) Golub Capital Private Credit Fund 5 .800 09/12/29 996,174
825,000 (c) Hannon Armstrong Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 844,496
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 952,063
1,000,000 (c) HPS Corporate Lending Fund 6 .750 01/30/29 1,035,801
825,000 Intercontinental Exchange, Inc 3 .750 12/01/25 819,400
1,000,000 Intercontinental Exchange, Inc 3 .100 09/15/27 972,301
500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 499,795
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 493,284
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,511,745
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,334,670
1,500,000 Intercontinental Exchange, Inc 5 .250 06/15/31 1,573,649
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 826,066
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 2,015,960
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 581,394
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 507,109
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 713,503
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 992,687
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 663,279
2,000,000 Intercontinental Exchange, Inc 5 .200 06/15/62 2,041,230
800,000 Invesco Finance plc 3 .750 01/15/26 793,781
200,000 Invesco Finance plc 5 .375 11/30/43 201,215
500,000 Jackson Financial, Inc 5 .170 06/08/27 507,630

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,500,000 Jackson Financial, Inc 3 .125% 11/23/31 $ 1,310,260
500,000 Jackson Financial, Inc 5 .670 06/08/32 519,323
1,000,000 Jackson Financial, Inc 4 .000 11/23/51 731,052
300,000 Janus Henderson US Holdings, Inc 4 .875 08/01/25 300,313
1,000,000 (c) Janus Henderson US Holdings, Inc 5 .450 09/10/34 995,371
1,000,000 Jefferies Financial Group, Inc 4 .850 01/15/27 1,012,314
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 521,576
1,000,000 Jefferies Financial Group, Inc 4 .150 01/23/30 976,591
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 867,388
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 853,078
1,500,000 Jefferies Financial Group, Inc 6 .200 04/14/34 1,605,738
600,000 Jefferies Group, Inc 6 .450 06/08/27 629,613
2,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,135,117
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 3,174,284
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 3,119,698
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 2,016,065
1,000,000 (a) Landwirtschaftliche Rentenbank 5 .000 10/24/33 1,083,393
200,000 Lazard Group LLC 3 .625 03/01/27 195,663
325,000 Lazard Group LLC 4 .500 09/19/28 323,524
425,000 Lazard Group LLC 4 .375 03/11/29 421,329
1,000,000 Lazard Group LLC 6 .000 03/15/31 1,054,497
400,000 Legg Mason, Inc 5 .625 01/15/44 417,810
500,000 LPL Holdings, Inc 6 .750 11/17/28 537,698
750,000 LPL Holdings, Inc 6 .000 05/20/34 783,950
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,197,475
500,000 Main Street Capital Corp 6 .500 06/04/27 511,122
1,000,000 Main Street Capital Corp 6 .950 03/01/29 1,043,105
425,000 Mastercard, Inc 2 .950 11/21/26 416,948
750,000 Mastercard, Inc 3 .500 02/26/28 740,716
1,000,000 Mastercard, Inc 4 .875 03/09/28 1,033,024
1,000,000 Mastercard, Inc 2 .950 06/01/29 958,160
625,000 Mastercard, Inc 1 .900 03/15/31 548,496
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,296,232
1,000,000 Mastercard, Inc 4 .850 03/09/33 1,039,339
1,500,000 Mastercard, Inc 4 .875 05/09/34 1,551,673
200,000 Mastercard, Inc 3 .800 11/21/46 170,490
300,000 Mastercard, Inc 3 .950 02/26/48 260,839
1,000,000 Mastercard, Inc 3 .650 06/01/49 819,819
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,141,688
850,000 Mastercard, Inc 2 .950 03/15/51 605,143
1,200,000 Moody's Corp 3 .250 01/15/28 1,173,052
300,000 Moody's Corp 4 .250 02/01/29 301,557
500,000 Moody's Corp 4 .250 08/08/32 492,480
1,000,000 Moody's Corp 5 .000 08/05/34 1,023,811
1,000,000 Moody's Corp 2 .750 08/19/41 742,976
200,000 Moody's Corp 5 .250 07/15/44 203,292
300,000 Moody's Corp 4 .875 12/17/48 286,595
750,000 Moody's Corp 3 .250 05/20/50 546,605
1,000,000 Moody's Corp 3 .750 02/25/52 803,552
1,000,000 Moody's Corp 3 .100 11/29/61 662,414
950,000 Morgan Stanley 5 .000 11/24/25 954,660
575,000 Morgan Stanley 3 .875 01/27/26 572,459
500,000 Morgan Stanley 3 .125 07/27/26 491,092
400,000 Morgan Stanley 4 .350 09/08/26 400,960
5,000,000 Morgan Stanley 0 .985 12/10/26 4,790,943
2,750,000 Morgan Stanley 3 .625 01/20/27 2,725,205
2,000,000 Morgan Stanley 5 .050 01/28/27 2,018,673
1,975,000 Morgan Stanley 3 .950 04/23/27 1,955,342
4,975,000 Morgan Stanley 1 .593 05/04/27 4,760,517
3,325,000 Morgan Stanley 1 .512 07/20/27 3,161,965
2,000,000 Morgan Stanley 5 .652 04/13/28 2,064,684
2,000,000 Morgan Stanley 4 .210 04/20/28 1,995,935
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,575,000 Morgan Stanley 3 .591% 07/22/28 $ 1,543,270
1,500,000 Morgan Stanley 6 .296 10/18/28 1,585,743
2,850,000 Morgan Stanley 3 .772 01/24/29 2,803,063
4,000,000 Morgan Stanley 5 .123 02/01/29 4,100,968
2,500,000 Morgan Stanley 5 .164 04/20/29 2,569,652
2,225,000 Morgan Stanley 5 .449 07/20/29 2,311,993
2,500,000 Morgan Stanley 6 .407 11/01/29 2,686,507
3,500,000 Morgan Stanley 5 .173 01/16/30 3,607,968
3,475,000 Morgan Stanley 4 .431 01/23/30 3,482,598
1,900,000 Morgan Stanley 5 .656 04/18/30 1,998,639
4,175,000 Morgan Stanley 5 .042 07/19/30 4,290,341
5,000,000 Morgan Stanley 2 .699 01/22/31 4,579,457
1,500,000 Morgan Stanley 3 .622 04/01/31 1,440,248
5,000,000 Morgan Stanley 1 .794 02/13/32 4,232,369
150,000 Morgan Stanley 7 .250 04/01/32 178,166
2,500,000 Morgan Stanley 1 .928 04/28/32 2,121,118
4,000,000 Morgan Stanley 2 .239 07/21/32 3,443,757
3,500,000 Morgan Stanley 2 .511 10/20/32 3,055,139
3,000,000 Morgan Stanley 2 .943 01/21/33 2,679,740
2,000,000 Morgan Stanley 4 .889 07/20/33 2,024,992
1,500,000 Morgan Stanley 6 .342 10/18/33 1,668,053
2,500,000 Morgan Stanley 5 .250 04/21/34 2,581,973
2,025,000 Morgan Stanley 5 .424 07/21/34 2,111,782
2,500,000 Morgan Stanley 6 .627 11/01/34 2,827,614
5,000,000 Morgan Stanley 5 .466 01/18/35 5,227,956
3,500,000 Morgan Stanley 5 .831 04/19/35 3,759,511
1,925,000 Morgan Stanley 5 .320 07/19/35 1,998,964
1,300,000 Morgan Stanley 2 .484 09/16/36 1,087,773
2,000,000 Morgan Stanley 5 .297 04/20/37 2,015,132
950,000 Morgan Stanley 5 .948 01/19/38 995,917
1,725,000 Morgan Stanley 3 .971 07/22/38 1,563,306
1,500,000 Morgan Stanley 5 .942 02/07/39 1,574,929
2,675,000 Morgan Stanley 4 .457 04/22/39 2,564,153
1,525,000 Morgan Stanley 3 .217 04/22/42 1,229,576
275,000 Morgan Stanley 6 .375 07/24/42 324,816
1,175,000 Morgan Stanley 4 .300 01/27/45 1,082,641
2,200,000 Morgan Stanley 4 .375 01/22/47 2,031,451
900,000 Morgan Stanley 5 .597 03/24/51 985,713
1,425,000 Morgan Stanley 2 .802 01/25/52 983,621
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 993,201
500,000 (c) Morgan Stanley Direct Lending Fund 6 .150 05/17/29 506,559
400,000 NASDAQ, Inc 3 .850 06/30/26 397,239
1,500,000 NASDAQ, Inc 5 .350 06/28/28 1,558,324
500,000 (a) NASDAQ, Inc 1 .650 01/15/31 424,652
1,500,000 NASDAQ, Inc 5 .550 02/15/34 1,582,407
500,000 NASDAQ, Inc 2 .500 12/21/40 355,285
500,000 NASDAQ, Inc 3 .250 04/28/50 361,658
500,000 NASDAQ, Inc 3 .950 03/07/52 401,941
900,000 NASDAQ, Inc 5 .950 08/15/53 979,037
400,000 NASDAQ, Inc 6 .100 06/28/63 440,490
1,500,000 National Rural Utilities Cooperative Finance Corp 4 .800 03/15/28 1,533,656
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 1,032,706
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 197,886
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .850 02/07/29 1,025,731
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 294,545
1,500,000 National Rural Utilities Cooperative Finance Corp 5 .150 06/15/29 1,556,805
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 907,837
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 1,045,613
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 830,408
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 833,257
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 392,254
1,500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 1,624,885

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 500,000 National Rural Utilities Cooperative Finance Corp 5 .000% 08/15/34 $ 512,890
375,000 (d) National Rural Utilities Cooperative Finance Corp, (TSFR3M + 3.172%) 8 .427 04/30/43 375,186
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 176,003
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 479,217
500,000 National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 525,289
1,000,000 (a) New Mountain Finance Corp 6 .200 10/15/27 997,613
1,000,000 New Mountain Finance Corp 6 .875 02/01/29 1,012,278
750,000 NMI Holdings, Inc 6 .000 08/15/29 770,289
1,000,000 Nomura Holdings, Inc 1 .653 07/14/26 952,288
1,000,000 Nomura Holdings, Inc 2 .329 01/22/27 951,679
500,000 Nomura Holdings, Inc 5 .386 07/06/27 510,615
1,000,000 Nomura Holdings, Inc 5 .842 01/18/28 1,038,646
1,000,000 Nomura Holdings, Inc 6 .070 07/12/28 1,052,858
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 916,585
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 925,855
500,000 Nomura Holdings, Inc 5 .605 07/06/29 521,427
1,500,000 Nomura Holdings, Inc 3 .103 01/16/30 1,386,952
500,000 Nomura Holdings, Inc 2 .679 07/16/30 447,630
1,500,000 Nomura Holdings, Inc 2 .608 07/14/31 1,304,411
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 880,382
1,000,000 Nomura Holdings, Inc 6 .181 01/18/33 1,081,710
1,000,000 (a) Nomura Holdings, Inc 6 .087 07/12/33 1,075,595
1,000,000 Nomura Holdings, Inc 5 .783 07/03/34 1,050,596
1,000,000 (c) North Haven Private Income Fund LLC 5 .750 02/01/30 987,380
625,000 Northern Trust Corp 3 .950 10/30/25 622,618
725,000 Northern Trust Corp 4 .000 05/10/27 726,180
500,000 Northern Trust Corp 3 .650 08/03/28 494,642
500,000 Northern Trust Corp 3 .150 05/03/29 482,270
700,000 Northern Trust Corp 1 .950 05/01/30 623,937
100,000 Northern Trust Corp 3 .375 05/08/32 97,348
500,000 (a) Northern Trust Corp 6 .125 11/02/32 552,123
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,404,910
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 519,901
1,000,000 (c) Oaktree Strategic Credit Fund 6 .500 07/23/29 1,015,562
600,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 601,145
200,000 ORIX Corp 3 .700 07/18/27 196,434
500,000 ORIX Corp 5 .000 09/13/27 509,568
500,000 ORIX Corp 4 .650 09/10/29 504,080
1,000,000 ORIX Corp 2 .250 03/09/31 864,025
1,000,000 ORIX Corp 4 .000 04/13/32 953,332
500,000 ORIX Corp 5 .200 09/13/32 513,024
1,000,000 PayPal Holdings, Inc 2 .650 10/01/26 974,137
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 1,000,082
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 940,517
500,000 PayPal Holdings, Inc 2 .300 06/01/30 453,235
1,500,000 PayPal Holdings, Inc 5 .150 06/01/34 1,564,664
1,000,000 PayPal Holdings, Inc 3 .250 06/01/50 742,875
750,000 PayPal Holdings, Inc 5 .050 06/01/52 748,076
1,000,000 PayPal Holdings, Inc 5 .500 06/01/54 1,052,389
750,000 PayPal Holdings, Inc 5 .250 06/01/62 757,206
3,000,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 2,757,960
1,000,000 Private Export Funding Corp (PEFCO) 3 .650 03/15/30 993,532
1,000,000 Private Export Funding Corp (PEFCO) 4 .600 02/15/34 1,016,059
1,000,000 (a) Prospect Capital Corp 3 .364 11/15/26 930,693
1,000,000 Prospect Capital Corp 3 .437 10/15/28 872,313
1,500,000 Radian Group, Inc 6 .200 05/15/29 1,567,270
425,000 Raymond James Financial, Inc 4 .950 07/15/46 410,625
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 785,217
625,000 S&P Global, Inc 2 .450 03/01/27 602,834
1,000,000 S&P Global, Inc 2 .700 03/01/29 943,686
500,000 S&P Global, Inc 2 .500 12/01/29 461,611
500,000 S&P Global, Inc 1 .250 08/15/30 426,584
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 1,000,000 S&P Global, Inc 2 .900% 03/01/32 $ 909,479
500,000 S&P Global, Inc 3 .250 12/01/49 379,628
1,000,000 S&P Global, Inc 3 .700 03/01/52 816,082
500,000 S&P Global, Inc 2 .300 08/15/60 284,700
1,000,000 S&P Global, Inc 3 .900 03/01/62 811,182
700,000 (c) Sixth Street Lending Partners 6 .500 03/11/29 718,299
750,000 (c) Sixth Street Lending Partners 5 .750 01/15/30 747,329
1,500,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 1,430,693
750,000 Sixth Street Specialty Lending, Inc 6 .950 08/14/28 791,026
650,000 State Street Corp 2 .650 05/19/26 635,869
1,500,000 State Street Corp 5 .272 08/03/26 1,531,776
1,000,000 State Street Corp 4 .993 03/18/27 1,023,642
1,000,000 State Street Corp 1 .684 11/18/27 949,530
1,000,000 State Street Corp 2 .203 02/07/28 956,594
525,000 State Street Corp 5 .820 11/04/28 551,755
1,000,000 State Street Corp 4 .530 02/20/29 1,010,159
1,000,000 State Street Corp 5 .684 11/21/29 1,055,487
300,000 State Street Corp 4 .141 12/03/29 299,190
750,000 State Street Corp 2 .400 01/24/30 691,990
1,375,000 State Street Corp 2 .200 03/03/31 1,215,497
1,000,000 State Street Corp 2 .623 02/07/33 882,363
200,000 State Street Corp 4 .421 05/13/33 198,838
750,000 State Street Corp 4 .164 08/04/33 729,644
1,000,000 State Street Corp 4 .821 01/26/34 1,012,007
1,000,000 (a) State Street Corp 5 .159 05/18/34 1,040,188
500,000 State Street Corp 3 .031 11/01/34 462,235
350,000 State Street Corp 6 .123 11/21/34 382,072
1,000,000 Synchrony Bank 5 .625 08/23/27 1,017,910
300,000 Synchrony Financial 3 .700 08/04/26 294,461
900,000 Synchrony Financial 3 .950 12/01/27 873,835
500,000 Synchrony Financial 5 .150 03/19/29 498,863
500,000 (a) Synchrony Financial 5 .935 08/02/30 513,681
2,000,000 Synchrony Financial 2 .875 10/28/31 1,697,841
1,000,000 TPG Operating Group II LP 5 .875 03/05/34 1,066,160
2,000,000 UBS AG. 5 .650 09/11/28 2,098,450
1,000,000 UBS AG. 4 .500 06/26/48 952,659
2,750,000 UBS Group AG. 4 .550 04/17/26 2,756,916
1,750,000 UBS Group AG. 4 .875 05/15/45 1,710,806
1,955,314 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 2,052,117
3,725,000 Visa, Inc 3 .150 12/14/25 3,685,774
2,000,000 Visa, Inc 1 .900 04/15/27 1,911,014
1,175,000 (a) Visa, Inc 0 .750 08/15/27 1,083,295
700,000 Visa, Inc 2 .750 09/15/27 680,584
475,000 Visa, Inc 2 .050 04/15/30 429,973
250,000 Visa, Inc 4 .150 12/14/35 246,176
1,500,000 Visa, Inc 2 .700 04/15/40 1,179,901
2,325,000 Visa, Inc 4 .300 12/14/45 2,166,233
1,125,000 Visa, Inc 3 .650 09/15/47 939,290
750,000 Visa, Inc 2 .000 08/15/50 453,695
550,000 Voya Financial, Inc 3 .650 06/15/26 542,998
200,000 Voya Financial, Inc 5 .700 07/15/43 203,856
1,000,000 Western Union Co 1 .350 03/15/26 953,787
1,000,000 Western Union Co 2 .750 03/15/31 873,823
TOTAL FINANCIAL SERVICES 659,938,499
FOOD, BEVERAGE & TOBACCO - 1.1%
727,000 Altria Group, Inc 4 .400 02/14/26 726,066
700,000 Altria Group, Inc 2 .625 09/16/26 678,564
750,000 Altria Group, Inc 6 .200 11/01/28 798,441
800,000 Altria Group, Inc 3 .400 05/06/30 755,957
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,856,298
800,000 Altria Group, Inc 5 .800 02/14/39 841,076
1,500,000 Altria Group, Inc 3 .400 02/04/41 1,169,336

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.1% (continued)
$ 925,000 Altria Group, Inc 4 .250% 08/09/42 $ 793,701
300,000 Altria Group, Inc 4 .500 05/02/43 265,347
775,000 Altria Group, Inc 5 .375 01/31/44 782,498
900,000 Altria Group, Inc 3 .875 09/16/46 702,836
3,375,000 Altria Group, Inc 5 .950 02/14/49 3,541,529
1,000,000 Altria Group, Inc 4 .450 05/06/50 837,903
1,000,000 Altria Group, Inc 3 .700 02/04/51 737,982
1,000,000 (a) Altria Group, Inc 4 .000 02/04/61 764,619
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 3,162,686
8,875,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,740,491
1,125,000 Anheuser-Busch InBev Finance, Inc 4 .625 02/01/44 1,077,405
5,000,000 Anheuser-Busch InBev Worldwide, Inc 3 .500 06/01/30 4,853,432
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 650,038
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 5,836,149
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4 .375 04/15/38 1,639,660
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 134,493
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,863,561
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .350 06/01/40 472,200
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 149,976
60,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 04/15/48 57,032
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,632,529
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 2,182,961
2,000,000 Anheuser-Busch InBev Worldwide, Inc 4 .500 06/01/50 1,906,465
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 04/15/58 1,656,497
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,422,375
1,075,000 Archer-Daniels-Midland Co 2 .500 08/11/26 1,045,629
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,431,216
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 453,186
1,325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 1,331,210
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 730,967
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 667,302
929,000 BAT Capital Corp 3 .557 08/15/27 910,004
400,000 BAT Capital Corp 2 .259 03/25/28 372,161
275,000 BAT Capital Corp 4 .906 04/02/30 279,010
1,000,000 BAT Capital Corp 6 .343 08/02/30 1,082,373
900,000 BAT Capital Corp 5 .834 02/20/31 954,655
650,000 BAT Capital Corp 2 .726 03/25/31 581,268
500,000 BAT Capital Corp 4 .742 03/16/32 500,062
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,183,185
1,000,000 BAT Capital Corp 6 .421 08/02/33 1,098,403
2,500,000 BAT Capital Corp 6 .000 02/20/34 2,671,986
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,273,428
1,000,000 BAT Capital Corp 7 .079 08/02/43 1,145,938
1,083,000 BAT Capital Corp 4 .540 08/15/47 914,772
900,000 BAT Capital Corp 4 .758 09/06/49 776,659
500,000 BAT Capital Corp 5 .282 04/02/50 468,206
1,000,000 BAT Capital Corp 5 .650 03/16/52 976,105
2,000,000 BAT Capital Corp 7 .081 08/02/53 2,321,003
5,000,000 BAT International Finance plc 1 .668 03/25/26 4,803,950
500,000 BAT International Finance plc 4 .448 03/16/28 500,338
1,000,000 BAT International Finance plc 5 .931 02/02/29 1,056,243
225,000 Brown-Forman Corp 4 .750 04/15/33 230,301
200,000 Brown-Forman Corp 4 .000 04/15/38 184,613
200,000 Brown-Forman Corp 4 .500 07/15/45 190,508
125,000 Bunge Ltd 3 .250 08/15/26 122,995
500,000 Bunge Ltd 3 .750 09/25/27 494,429
1,000,000 Bunge Ltd 4 .100 01/07/28 999,526
1,000,000 Bunge Ltd 4 .200 09/17/29 997,448
1,500,000 Bunge Ltd 2 .750 05/14/31 1,353,424
1,000,000 Bunge Ltd 4 .650 09/17/34 997,835
725,000 Campbell Soup Co 4 .150 03/15/28 725,562
325,000 Campbell Soup Co 5 .200 03/21/29 336,605
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.1% (continued)
$ 500,000 Campbell Soup Co 2 .375% 04/24/30 $ 451,583
300,000 Campbell Soup Co 5 .400 03/21/34 314,594
1,500,000 Campbell Soup Co 4 .750 03/23/35 1,493,130
800,000 (a) Campbell Soup Co 4 .800 03/15/48 747,495
500,000 Campbell Soup Co 3 .125 04/24/50 352,096
475,000 Campbell Soup Co 5 .250 10/13/54 471,827
1,000,000 Coca-Cola Co 3 .375 03/25/27 991,247
1,000,000 Coca-Cola Co 1 .450 06/01/27 943,874
1,000,000 Coca-Cola Co 1 .500 03/05/28 925,550
2,000,000 Coca-Cola Co 1 .000 03/15/28 1,826,232
600,000 Coca-Cola Co 2 .125 09/06/29 553,056
300,000 Coca-Cola Co 3 .450 03/25/30 292,665
800,000 Coca-Cola Co 1 .650 06/01/30 704,979
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,326,649
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,696,864
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,778,509
1,000,000 Coca-Cola Co 5 .000 05/13/34 1,053,741
500,000 Coca-Cola Co 4 .650 08/14/34 512,044
725,000 Coca-Cola Co 2 .500 06/01/40 548,706
1,000,000 Coca-Cola Co 2 .875 05/05/41 790,013
1,500,000 Coca-Cola Co 2 .600 06/01/50 1,016,074
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,100,893
2,000,000 Coca-Cola Co 5 .300 05/13/54 2,130,283
750,000 Coca-Cola Co 5 .200 01/14/55 786,897
1,000,000 Coca-Cola Co 2 .750 06/01/60 657,531
1,750,000 Coca-Cola Co 5 .400 05/13/64 1,873,019
300,000 Coca-Cola Consolidated, Inc 3 .800 11/25/25 297,863
1,000,000 Coca-Cola Consolidated, Inc 5 .250 06/01/29 1,039,782
1,000,000 Coca-Cola Consolidated, Inc 5 .450 06/01/34 1,053,915
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 628,949
450,000 ConAgra Brands, Inc 4 .600 11/01/25 450,019
1,000,000 ConAgra Brands, Inc 5 .300 10/01/26 1,019,194
500,000 ConAgra Brands, Inc 1 .375 11/01/27 457,703
100,000 ConAgra Brands, Inc 7 .000 10/01/28 109,343
1,575,000 (a) ConAgra Brands, Inc 4 .850 11/01/28 1,599,780
750,000 ConAgra Brands, Inc 5 .300 11/01/38 752,977
750,000 ConAgra Brands, Inc 5 .400 11/01/48 742,297
100,000 Constellation Brands, Inc 4 .400 11/15/25 99,880
750,000 Constellation Brands, Inc 3 .700 12/06/26 742,515
300,000 Constellation Brands, Inc 3 .500 05/09/27 294,725
1,000,000 Constellation Brands, Inc 4 .350 05/09/27 1,002,736
700,000 Constellation Brands, Inc 3 .600 02/15/28 684,492
300,000 Constellation Brands, Inc 4 .650 11/15/28 303,731
2,000,000 Constellation Brands, Inc 4 .800 01/15/29 2,036,368
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 948,738
100,000 Constellation Brands, Inc 2 .875 05/01/30 92,189
425,000 Constellation Brands, Inc 2 .250 08/01/31 367,431
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 1,008,118
400,000 Constellation Brands, Inc 4 .900 05/01/33 404,173
300,000 Constellation Brands, Inc 4 .100 02/15/48 253,796
300,000 Constellation Brands, Inc 5 .250 11/15/48 299,511
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 987,411
750,000 Diageo Capital plc 2 .125 10/24/24 748,605
500,000 Diageo Capital plc 1 .375 09/29/25 485,510
750,000 Diageo Capital plc 5 .300 10/24/27 777,877
425,000 Diageo Capital plc 3 .875 05/18/28 422,487
425,000 Diageo Capital plc 5 .500 01/24/33 452,816
2,500,000 Diageo Capital plc 5 .625 10/05/33 2,694,143
200,000 Diageo Capital plc 5 .875 09/30/36 221,637
400,000 Diageo Capital plc 3 .875 04/29/43 350,839
100,000 Diageo Investment Corp 4 .250 05/11/42 91,376
100,000 Flowers Foods, Inc 3 .500 10/01/26 98,258

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.1% (continued)
$ 400,000 Flowers Foods, Inc 2 .400% 03/15/31 $ 349,540
1,000,000 General Mills, Inc 4 .700 01/30/27 1,012,119
800,000 General Mills, Inc 3 .200 02/10/27 782,560
2,300,000 General Mills, Inc 4 .200 04/17/28 2,302,543
1,500,000 General Mills, Inc 5 .500 10/17/28 1,571,042
100,000 General Mills, Inc 2 .875 04/15/30 92,918
1,000,000 General Mills, Inc 2 .250 10/14/31 871,947
175,000 General Mills, Inc 4 .950 03/29/33 179,508
951,000 General Mills, Inc 3 .000 02/01/51 659,105
750,000 Hershey Co 4 .250 05/04/28 761,171
300,000 Hershey Co 2 .450 11/15/29 278,318
500,000 Hershey Co 1 .700 06/01/30 440,586
150,000 Hershey Co 4 .500 05/04/33 152,798
300,000 Hershey Co 3 .375 08/15/46 236,902
300,000 Hershey Co 3 .125 11/15/49 219,589
100,000 Hershey Co 2 .650 06/01/50 66,081
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,381,796
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,320,383
300,000 Ingredion, Inc 3 .200 10/01/26 293,934
750,000 Ingredion, Inc 3 .900 06/01/50 593,673
200,000 J M Smucker Co 3 .375 12/15/27 195,491
1,000,000 J M Smucker Co 5 .900 11/15/28 1,064,927
150,000 J M Smucker Co 2 .375 03/15/30 135,854
425,000 J M Smucker Co 2 .125 03/15/32 359,122
1,000,000 (a) J M Smucker Co 6 .200 11/15/33 1,106,127
300,000 J M Smucker Co 4 .250 03/15/35 287,530
550,000 J M Smucker Co 2 .750 09/15/41 390,801
250,000 J M Smucker Co 6 .500 11/15/43 282,290
300,000 J M Smucker Co 4 .375 03/15/45 267,649
400,000 J M Smucker Co 3 .550 03/15/50 299,003
1,250,000 (a) J M Smucker Co 6 .500 11/15/53 1,447,208
2,000,000 (c) JBS USA Holding Lux Sarl 6 .750 03/15/34 2,215,793
1,000,000 (c) JBS USA Holding Lux Sarl 7 .250 11/15/53 1,166,588
3,000,000 JBS USA LUX S.A. 5 .125 02/01/28 3,040,215
2,179,000 JBS USA LUX S.A. 5 .750 04/01/33 2,257,618
2,000,000 JBS USA LUX S.A. 6 .500 12/01/52 2,133,392
1,000,000 Kellanova 5 .750 05/16/54 1,084,373
200,000 Kellogg Co 3 .400 11/15/27 195,547
800,000 Kellogg Co 4 .300 05/15/28 803,976
275,000 Kellogg Co 2 .100 06/01/30 246,578
1,000,000 Kellogg Co 5 .250 03/01/33 1,045,444
150,000 Kellogg Co 4 .500 04/01/46 136,544
1,000,000 Keurig Dr Pepper, Inc 5 .050 03/15/29 1,031,991
2,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 1,976,244
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 707,838
1,500,000 (a) Keurig Dr Pepper, Inc 2 .250 03/15/31 1,319,077
1,000,000 Keurig Dr Pepper, Inc 5 .200 03/15/31 1,044,040
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,950,106
1,000,000 Keurig Dr Pepper, Inc 5 .300 03/15/34 1,046,099
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 448,611
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 1,115,622
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 453,354
1,500,000 Kraft Heinz Foods Co 3 .000 06/01/26 1,469,142
6,000,000 Kraft Heinz Foods Co 3 .875 05/15/27 5,957,197
1,000,000 Kraft Heinz Foods Co 3 .750 04/01/30 975,530
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 987,297
4,000,000 (a) Kraft Heinz Foods Co 4 .875 10/01/49 3,770,139
1,500,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,542,376
625,000 McCormick & Co, Inc 0 .900 02/15/26 596,935
250,000 McCormick & Co, Inc 3 .400 08/15/27 244,906
500,000 McCormick & Co, Inc 2 .500 04/15/30 454,384
325,000 McCormick & Co, Inc 1 .850 02/15/31 277,753
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.1% (continued)
$ 1,000,000 (a) McCormick & Co, Inc 4 .950% 04/15/33 $ 1,025,668
400,000 McCormick & Co, Inc 4 .200 08/15/47 359,431
925,000 Mead Johnson Nutrition Co 4 .125 11/15/25 922,274
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 322,932
1,025,000 Molson Coors Beverage Co 3 .000 07/15/26 1,005,644
525,000 Molson Coors Beverage Co 5 .000 05/01/42 514,039
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,337,197
1,500,000 Mondelez International, Inc 2 .625 03/17/27 1,448,687
1,000,000 Mondelez International, Inc 4 .750 02/20/29 1,022,277
356,000 Mondelez International, Inc 2 .750 04/13/30 330,197
400,000 (a) Mondelez International, Inc 1 .500 02/04/31 337,826
725,000 (a) Mondelez International, Inc 1 .875 10/15/32 605,888
1,000,000 Mondelez International, Inc 4 .750 08/28/34 1,007,730
1,200,000 Mondelez International, Inc 2 .625 09/04/50 780,604
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4 .550 02/16/29 1,532,683
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .700 02/16/34 2,042,047
275,000 PepsiCo, Inc 5 .125 11/10/26 282,046
150,000 PepsiCo, Inc 2 .625 03/19/27 145,705
2,000,000 PepsiCo, Inc 3 .600 02/18/28 1,986,668
2,500,000 (a) PepsiCo, Inc 4 .450 05/15/28 2,552,891
1,000,000 (a) PepsiCo, Inc 4 .500 07/17/29 1,030,658
500,000 PepsiCo, Inc 2 .750 03/19/30 468,290
2,275,000 PepsiCo, Inc 1 .625 05/01/30 2,002,828
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,696,631
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,736,918
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,082,419
3,000,000 (a) PepsiCo, Inc 4 .450 02/15/33 3,132,613
1,000,000 PepsiCo, Inc 4 .800 07/17/34 1,033,337
575,000 PepsiCo, Inc 2 .625 10/21/41 429,615
750,000 PepsiCo, Inc 2 .875 10/15/49 536,010
1,000,000 PepsiCo, Inc 2 .750 10/21/51 686,413
1,000,000 PepsiCo, Inc 4 .200 07/18/52 898,510
2,500,000 PepsiCo, Inc 4 .650 02/15/53 2,418,918
1,000,000 PepsiCo, Inc 5 .250 07/17/54 1,057,827
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 457,036
700,000 Philip Morris International, Inc 2 .750 02/25/26 686,440
1,000,000 Philip Morris International, Inc 0 .875 05/01/26 950,396
1,500,000 Philip Morris International, Inc 5 .125 11/17/27 1,544,491
2,500,000 Philip Morris International, Inc 4 .875 02/15/28 2,555,756
1,500,000 Philip Morris International, Inc 3 .125 03/02/28 1,450,103
1,000,000 Philip Morris International, Inc 5 .250 09/07/28 1,036,732
1,000,000 Philip Morris International, Inc 4 .875 02/13/29 1,025,281
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,396,642
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,592,865
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 2,074,795
450,000 Philip Morris International, Inc 2 .100 05/01/30 401,697
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 1,058,632
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 863,088
1,000,000 Philip Morris International, Inc 5 .125 02/13/31 1,039,400
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,612,172
2,500,000 (a) Philip Morris International, Inc 5 .375 02/15/33 2,614,597
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 1,064,537
1,500,000 Philip Morris International, Inc 5 .250 02/13/34 1,557,770
225,000 Philip Morris International, Inc 4 .375 11/15/41 204,757
200,000 Philip Morris International, Inc 4 .500 03/20/42 184,730
275,000 Philip Morris International, Inc 3 .875 08/21/42 232,798
300,000 Philip Morris International, Inc 4 .125 03/04/43 262,897
200,000 Philip Morris International, Inc 4 .875 11/15/43 194,320
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,766,310
2,000,000 Pilgrim's Pride Corp 6 .250 07/01/33 2,121,922
750,000 Pilgrim's Pride Corp 6 .875 05/15/34 832,351
750,000 Reynolds American, Inc 5 .700 08/15/35 781,393

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.1% (continued)
$ 65,000 Reynolds American, Inc 7 .250% 06/15/37 $ 75,019
200,000 Reynolds American, Inc 6 .150 09/15/43 207,914
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,775,825
500,000 Tyson Foods, Inc 4 .000 03/01/26 497,350
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,127,823
500,000 Tyson Foods, Inc 4 .350 03/01/29 497,831
1,000,000 Tyson Foods, Inc 5 .400 03/15/29 1,038,359
1,000,000 Tyson Foods, Inc 5 .700 03/15/34 1,053,674
500,000 Tyson Foods, Inc 5 .150 08/15/44 479,332
300,000 Tyson Foods, Inc 4 .550 06/02/47 261,821
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,609,511
TOTAL FOOD, BEVERAGE & TOBACCO 279,272,355
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,706,881
625,000 Abbott Laboratories 1 .150 01/30/28 574,200
200,000 (a) Abbott Laboratories 1 .400 06/30/30 174,859
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,821,489
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,512,808
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 684,975
500,000 Adventist Health System 2 .952 03/01/29 464,155
1,000,000 (a) Adventist Health System 5 .430 03/01/32 1,027,045
295,000 Adventist Health System 5 .757 12/01/34 307,444
500,000 (a) Adventist Health System 3 .630 03/01/49 374,163
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 197,755
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 672,824
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 90,580
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 473,603
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 363,710
325,000 Aetna, Inc 3 .500 11/15/24 324,246
440,000 Aetna, Inc 6 .625 06/15/36 497,431
350,000 Aetna, Inc 4 .500 05/15/42 310,372
500,000 Aetna, Inc 4 .125 11/15/42 415,429
1,050,000 Aetna, Inc 3 .875 08/15/47 819,997
1,500,000 AHS Hospital Corp 2 .780 07/01/51 1,028,721
200,000 Allina Health System 3 .887 04/15/49 169,006
520,000 Allina Health System 2 .902 11/15/51 353,821
200,000 AmerisourceBergen Corp 3 .450 12/15/27 195,584
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 918,790
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 898,535
700,000 AmerisourceBergen Corp 4 .300 12/15/47 617,384
1,000,000 Ascension Health 2 .532 11/15/29 928,564
1,000,000 Ascension Health 3 .106 11/15/39 832,862
875,000 Ascension Health 3 .945 11/15/46 763,051
200,000 Ascension Health 4 .847 11/15/53 200,151
500,000 Banner Health 2 .338 01/01/30 456,135
750,000 Banner Health 1 .897 01/01/31 650,309
750,000 Banner Health 2 .913 01/01/51 533,633
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 640,890
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 770,734
475,000 Baxter International, Inc 2 .600 08/15/26 460,245
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,242,522
2,000,000 Baxter International, Inc 1 .730 04/01/31 1,682,810
1,150,000 Baxter International, Inc 2 .539 02/01/32 997,396
300,000 Baxter International, Inc 3 .500 08/15/46 226,257
1,000,000 Baxter International, Inc 3 .132 12/01/51 681,256
750,000 BayCare Health System, Inc 3 .831 11/15/50 632,326
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,305,497
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 261,836
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 174,014
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 703,343
1,000,000 Becton Dickinson & Co 4 .693 02/13/28 1,012,860
1,000,000 Becton Dickinson & Co 4 .874 02/08/29 1,021,707
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 1,000,000 Becton Dickinson & Co 5 .081% 06/07/29 $ 1,033,544
675,000 Becton Dickinson & Co 2 .823 05/20/30 622,747
1,500,000 Becton Dickinson & Co 1 .957 02/11/31 1,295,236
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 982,159
1,000,000 Becton Dickinson & Co 5 .110 02/08/34 1,028,595
343,000 Becton Dickinson & Co 4 .685 12/15/44 320,567
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 929,556
447,000 Becton Dickinson & Co 3 .794 05/20/50 361,881
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 158,888
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 200,027
500,000 Bon Secours Mercy Health, Inc 3 .464 06/01/30 480,382
500,000 Bon Secours Mercy Health, Inc 2 .095 06/01/31 431,777
500,000 Bon Secours Mercy Health, Inc 3 .205 06/01/50 365,714
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,298,070
343,000 Boston Scientific Corp 4 .550 03/01/39 335,881
256,000 Boston Scientific Corp 4 .700 03/01/49 243,777
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,445,402
1,000,000 Cardinal Health, Inc 5 .125 02/15/29 1,028,587
1,000,000 Cardinal Health, Inc 5 .450 02/15/34 1,046,048
100,000 Cardinal Health, Inc 4 .600 03/15/43 90,603
200,000 Cardinal Health, Inc 4 .500 11/15/44 178,222
200,000 Cardinal Health, Inc 4 .900 09/15/45 187,294
500,000 Cardinal Health, Inc 4 .368 06/15/47 434,198
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 880,661
500,000 CENCORA,Inc 5 .125 02/15/34 514,790
2,000,000 Centene Corp 2 .450 07/15/28 1,841,850
2,000,000 Centene Corp 3 .000 10/15/30 1,790,454
2,000,000 Centene Corp 2 .500 03/01/31 1,719,061
2,000,000 Centene Corp 2 .625 08/01/31 1,714,946
1,000,000 Children's Health System of Texas 2 .511 08/15/50 655,761
100,000 Children's Hospital Corp 4 .115 01/01/47 89,248
1,000,000 Children's Hospital Corp 2 .585 02/01/50 670,970
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 688,779
200,000 CHRISTUS Health 4 .341 07/01/28 199,915
98,000 Cigna Group 4 .500 02/25/26 98,236
416,000 Cigna Group 1 .250 03/15/26 397,913
4,475,000 Cigna Group 3 .400 03/01/27 4,393,640
300,000 Cigna Group 3 .050 10/15/27 290,929
2,000,000 Cigna Group 4 .375 10/15/28 2,007,771
1,000,000 Cigna Group 5 .000 05/15/29 1,029,923
218,000 Cigna Group 2 .400 03/15/30 197,410
550,000 Cigna Group 2 .375 03/15/31 485,014
1,000,000 Cigna Group 5 .125 05/15/31 1,039,193
2,500,000 Cigna Group 5 .400 03/15/33 2,622,904
1,000,000 Cigna Group 5 .250 02/15/34 1,035,539
1,700,000 Cigna Group 4 .800 08/15/38 1,656,322
225,000 Cigna Group 3 .200 03/15/40 177,742
93,000 Cigna Group 6 .125 11/15/41 102,440
975,000 Cigna Group 4 .800 07/15/46 912,932
1,150,000 Cigna Group 3 .875 10/15/47 928,778
2,450,000 Cigna Group 4 .900 12/15/48 2,307,346
750,000 Cigna Group 3 .400 03/15/50 551,096
1,100,000 Cigna Group 3 .400 03/15/51 803,936
1,875,000 Cigna Group 5 .600 02/15/54 1,936,188
600,000 City of Hope 4 .378 08/15/48 516,746
750,000 CommonSpirit Health 2 .760 10/01/24 750,000
750,000 CommonSpirit Health 6 .073 11/01/27 787,919
1,000,000 CommonSpirit Health 3 .347 10/01/29 952,731
1,000,000 CommonSpirit Health 2 .782 10/01/30 909,752
1,000,000 CommonSpirit Health 5 .205 12/01/31 1,030,615
760,000 CommonSpirit Health 5 .318 12/01/34 785,392
300,000 CommonSpirit Health 4 .350 11/01/42 268,259

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 750,000 CommonSpirit Health 3 .817% 10/01/49 $ 608,317
715,000 CommonSpirit Health 4 .187 10/01/49 608,846
500,000 CommonSpirit Health 3 .910 10/01/50 402,229
750,000 CommonSpirit Health 6 .461 11/01/52 871,677
905,000 CommonSpirit Health 5 .548 12/01/54 937,724
750,000 Community Health Network, Inc 3 .099 05/01/50 531,452
500,000 Corewell Health Obligated Group 3 .487 07/15/49 394,330
485,000 Cottage Health Obligated Group 3 .304 11/01/49 370,894
1,050,000 CVS Health Corp 2 .875 06/01/26 1,024,585
1,250,000 CVS Health Corp 3 .000 08/15/26 1,221,248
9,500,000 CVS Health Corp 1 .300 08/21/27 8,728,023
1,000,000 CVS Health Corp 5 .000 01/30/29 1,021,022
1,500,000 CVS Health Corp 5 .400 06/01/29 1,556,003
275,000 CVS Health Corp 3 .250 08/15/29 259,788
2,000,000 CVS Health Corp 5 .125 02/21/30 2,050,847
1,825,000 CVS Health Corp 1 .750 08/21/30 1,553,884
1,000,000 CVS Health Corp 5 .250 01/30/31 1,029,599
1,525,000 CVS Health Corp 1 .875 02/28/31 1,284,568
1,000,000 CVS Health Corp 5 .550 06/01/31 1,043,141
1,000,000 CVS Health Corp 2 .125 09/15/31 844,993
2,000,000 CVS Health Corp 5 .250 02/21/33 2,043,390
850,000 CVS Health Corp 5 .300 06/01/33 868,626
1,500,000 (a) CVS Health Corp 5 .700 06/01/34 1,564,839
4,100,000 CVS Health Corp 4 .780 03/25/38 3,868,393
850,000 CVS Health Corp 2 .700 08/21/40 603,583
400,000 CVS Health Corp 5 .300 12/05/43 385,437
1,000,000 CVS Health Corp 6 .000 06/01/44 1,033,578
1,800,000 CVS Health Corp 5 .125 07/20/45 1,677,050
8,525,000 CVS Health Corp 5 .050 03/25/48 7,781,020
2,000,000 (a) CVS Health Corp 5 .625 02/21/53 1,973,633
1,500,000 CVS Health Corp 5 .875 06/01/53 1,526,462
1,500,000 CVS Health Corp 6 .050 06/01/54 1,564,934
1,500,000 CVS Health Corp 6 .000 06/01/63 1,529,024
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 82,347
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 918,508
750,000 DH Europe Finance II Sarl 2 .200 11/15/24 747,215
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 279,539
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 464,013
200,000 (a) Dignity Health 5 .267 11/01/64 197,663
400,000 Duke University Health System, Inc 3 .920 06/01/47 343,545
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 399,776
1,625,000 Elevance Health, Inc 3 .350 12/01/24 1,620,075
1,000,000 Elevance Health, Inc 1 .500 03/15/26 962,013
850,000 Elevance Health, Inc 3 .650 12/01/27 838,097
1,225,000 Elevance Health, Inc 4 .101 03/01/28 1,220,366
1,000,000 Elevance Health, Inc 5 .150 06/15/29 1,037,570
500,000 Elevance Health, Inc 2 .875 09/15/29 468,970
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,343,488
1,000,000 Elevance Health, Inc 2 .550 03/15/31 895,129
50,000 Elevance Health, Inc 4 .100 05/15/32 48,801
500,000 Elevance Health, Inc 5 .500 10/15/32 531,336
1,000,000 Elevance Health, Inc 4 .750 02/15/33 1,011,490
1,500,000 Elevance Health, Inc 5 .375 06/15/34 1,576,812
1,150,000 Elevance Health, Inc 4 .625 05/15/42 1,077,548
125,000 Elevance Health, Inc 4 .650 01/15/43 117,545
500,000 Elevance Health, Inc 5 .100 01/15/44 494,212
425,000 Elevance Health, Inc 4 .650 08/15/44 397,575
625,000 Elevance Health, Inc 4 .375 12/01/47 553,341
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,623,408
500,000 Elevance Health, Inc 3 .700 09/15/49 394,280
650,000 Elevance Health, Inc 3 .125 05/15/50 461,006
425,000 Elevance Health, Inc 3 .600 03/15/51 327,745
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 600,000 Elevance Health, Inc 4 .550% 05/15/52 $ 535,367
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,944,054
450,000 Elevance Health, Inc 5 .125 02/15/53 441,558
900,000 Elevance Health, Inc 5 .650 06/15/54 949,778
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 868,431
3,000,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 3,121,320
150,000 GE HealthCare Technologies, Inc 4 .800 08/14/29 152,828
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 1,070,350
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,624,785
1,500,000 GE HealthCare Technologies, Inc 6 .377 11/22/52 1,753,952
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 557,206
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 179,696
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 523,498
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 184,697
685,000 Hartford HealthCare Corp 3 .447 07/01/54 518,472
2,000,000 HCA, Inc 3 .125 03/15/27 1,943,923
3,000,000 HCA, Inc 5 .200 06/01/28 3,078,373
2,500,000 HCA, Inc 5 .625 09/01/28 2,595,594
1,000,000 HCA, Inc 3 .375 03/15/29 954,724
1,500,000 HCA, Inc 4 .125 06/15/29 1,476,492
2,000,000 HCA, Inc 3 .500 09/01/30 1,884,751
2,500,000 HCA, Inc 5 .450 04/01/31 2,604,756
2,000,000 HCA, Inc 2 .375 07/15/31 1,729,169
2,000,000 HCA, Inc 3 .625 03/15/32 1,849,429
2,000,000 HCA, Inc 5 .500 06/01/33 2,076,858
1,500,000 HCA, Inc 5 .600 04/01/34 1,563,072
1,000,000 HCA, Inc 5 .450 09/15/34 1,028,939
225,000 HCA, Inc 5 .125 06/15/39 221,950
125,000 HCA, Inc 4 .375 03/15/42 109,552
875,000 HCA, Inc 5 .500 06/15/47 869,662
2,500,000 HCA, Inc 5 .250 06/15/49 2,373,764
1,000,000 HCA, Inc 3 .500 07/15/51 720,551
1,700,000 HCA, Inc 4 .625 03/15/52 1,475,468
500,000 HCA, Inc 5 .900 06/01/53 521,580
1,500,000 HCA, Inc 6 .000 04/01/54 1,584,898
1,000,000 HCA, Inc 5 .950 09/15/54 1,050,509
750,000 HCA, Inc 6 .100 04/01/64 790,056
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 824,555
2,500,000 Humana, Inc 1 .350 02/03/27 2,336,387
600,000 Humana, Inc 3 .950 03/15/27 594,967
500,000 Humana, Inc 5 .750 03/01/28 521,406
750,000 Humana, Inc 5 .750 12/01/28 788,895
500,000 Humana, Inc 3 .700 03/23/29 486,518
175,000 Humana, Inc 3 .125 08/15/29 165,133
1,000,000 Humana, Inc 5 .375 04/15/31 1,035,784
325,000 Humana, Inc 2 .150 02/03/32 273,360
500,000 Humana, Inc 5 .875 03/01/33 530,799
750,000 Humana, Inc 5 .950 03/15/34 802,645
200,000 Humana, Inc 4 .625 12/01/42 179,413
300,000 Humana, Inc 4 .950 10/01/44 278,477
600,000 Humana, Inc 4 .800 03/15/47 541,335
500,000 Humana, Inc 3 .950 08/15/49 395,414
1,500,000 Humana, Inc 5 .500 03/15/53 1,480,854
500,000 (a) Humana, Inc 5 .750 04/15/54 511,788
1,500,000 Icon Investments Six Dac 5 .849 05/08/29 1,576,521
1,000,000 Icon Investments Six Dac 6 .000 05/08/34 1,063,853
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 172,939
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 1,051,896
1,000,000 (a) Inova Health System Foundation 4 .068 05/15/52 882,300
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 599,192
445,000 Iowa Health System 3 .665 02/15/50 362,554
900,000 IQVIA, Inc 5 .700 05/15/28 934,602

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 1,000,000 IQVIA, Inc 6 .250% 02/01/29 $ 1,062,920
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 299,592
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 490,112
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,079,542
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 99,935
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,136,942
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 761,369
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 717,064
755,000 Koninklijke Philips NV 5 .000 03/15/42 736,023
1,000,000 Laboratory Corp of America Holdings 1 .550 06/01/26 954,897
300,000 Laboratory Corp of America Holdings 3 .600 09/01/27 294,365
500,000 Laboratory Corp of America Holdings 2 .950 12/01/29 465,601
1,000,000 Laboratory Corp of America Holdings 4 .350 04/01/30 991,382
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 893,133
1,000,000 Laboratory Corp of America Holdings 4 .550 04/01/32 988,579
1,000,000 Laboratory Corp of America Holdings 4 .800 10/01/34 988,365
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 735,137
100,000 Mass General Brigham, Inc 3 .765 07/01/48 83,844
750,000 Mass General Brigham, Inc 3 .192 07/01/49 565,927
100,000 Mass General Brigham, Inc 4 .117 07/01/55 87,278
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 724,939
200,000 Mayo Clinic 4 .000 11/15/47 175,859
200,000 Mayo Clinic 4 .128 11/15/52 179,000
2,500,000 Mayo Clinic 3 .196 11/15/61 1,799,648
1,000,000 McKesson Corp 0 .900 12/03/25 961,519
500,000 McKesson Corp 1 .300 08/15/26 475,405
1,000,000 McKesson Corp 4 .900 07/15/28 1,029,414
1,500,000 McKesson Corp 4 .250 09/15/29 1,503,906
350,000 McKesson Corp 5 .100 07/15/33 363,421
200,000 McLaren Health Care Corp 4 .386 05/15/48 182,489
135,000 MedStar Health, Inc 3 .626 08/15/49 104,949
575,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 579,851
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 1,005,573
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,761,192
1,074,000 Medtronic, Inc 4 .625 03/15/45 1,031,426
500,000 Memorial Health Services 3 .447 11/01/49 397,100
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 725,175
200,000 (a) Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 176,769
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 447,460
1,000,000 Methodist Hospital 2 .705 12/01/50 680,174
500,000 Montefiore Obligated Group 5 .246 11/01/48 447,362
750,000 Montefiore Obligated Group 4 .287 09/01/50 565,785
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 798,273
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 74,152
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 411,004
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 558,298
1,000,000 MultiCare Health System 2 .803 08/15/50 636,125
380,000 MyMichigan Health 3 .409 06/01/50 285,882
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 974,967
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 715,980
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 267,407
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 129,732
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 616,506
500,000 (a) New York and Presbyterian Hospital 3 .954 08/01/19 393,286
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 115,975
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 581,953
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 398,481
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 682,478
1,000,000 Novant Health, Inc 2 .637 11/01/36 808,371
1,000,000 Novant Health, Inc 3 .318 11/01/61 704,675
1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2 .667 10/01/50 668,777
350,000 NYU Langone Hospitals 5 .750 07/01/43 383,019
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 250,000 NYU Langone Hospitals 4 .368% 07/01/47 $ 230,905
915,000 NYU Langone Hospitals 3 .380 07/01/55 680,478
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 777,008
1,000,000 OhioHealth Corp 2 .297 11/15/31 865,557
750,000 OhioHealth Corp 3 .042 11/15/50 565,186
100,000 Orlando Health Obligated Group 4 .089 10/01/48 86,517
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 766,415
750,000 PeaceHealth Obligated Group 1 .375 11/15/25 721,923
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 185,406
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 530,215
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 423,481
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 373,834
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 688,704
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 723,515
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 193,640
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 523,224
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 981,987
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 80,716
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 286,768
1,000,000 (a) Providence St. Joseph Health Obligated Group 2 .700 10/01/51 635,221
785,000 Queen's Health Systems 4 .810 07/01/52 779,740
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 221,824
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 506,696
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 497,968
500,000 Quest Diagnostics, Inc 4 .625 12/15/29 506,100
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 695,485
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 450,781
250,000 Quest Diagnostics, Inc 6 .400 11/30/33 279,413
1,000,000 Quest Diagnostics, Inc 5 .000 12/15/34 1,012,574
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 281,683
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,120,600
390,000 Rush Obligated Group 3 .922 11/15/29 383,933
425,000 Sentara Healthcare 2 .927 11/01/51 299,209
1,000,000 Sharp HealthCare 2 .680 08/01/50 669,420
1,000,000 Smith & Nephew plc 5 .150 03/20/27 1,018,299
1,000,000 Smith & Nephew plc 2 .032 10/14/30 869,340
1,000,000 Smith & Nephew plc 5 .400 03/20/34 1,039,943
1,000,000 (c) Solventum Corp 5 .400 03/01/29 1,028,813
1,000,000 (c) Solventum Corp 5 .450 03/13/31 1,030,885
1,500,000 (c) Solventum Corp 5 .600 03/23/34 1,553,379
1,500,000 (c) Solventum Corp 5 .900 04/30/54 1,553,833
1,000,000 (c) Solventum Corp 6 .000 05/15/64 1,032,635
400,000 SSM Health Care Corp 3 .823 06/01/27 396,714
500,000 SSM Health Care Corp 4 .894 06/01/28 508,917
1,620,000 Stanford Health Care 3 .027 08/15/51 1,174,026
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 890,676
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 767,295
200,000 Stryker Corp 3 .375 11/01/25 198,121
1,600,000 Stryker Corp 3 .500 03/15/26 1,583,340
500,000 Stryker Corp 3 .650 03/07/28 492,843
1,000,000 Stryker Corp 4 .850 12/08/28 1,025,826
1,250,000 Stryker Corp 4 .250 09/11/29 1,252,618
600,000 Stryker Corp 1 .950 06/15/30 529,114
1,250,000 Stryker Corp 4 .625 09/11/34 1,255,450
200,000 Stryker Corp 4 .100 04/01/43 176,628
200,000 Stryker Corp 4 .375 05/15/44 181,502
550,000 Stryker Corp 4 .625 03/15/46 519,691
575,000 Stryker Corp 2 .900 06/15/50 404,902
1,500,000 Summa Health 3 .511 11/15/51 1,172,962
200,000 Sutter Health 3 .695 08/15/28 195,551
1,000,000 Sutter Health 2 .294 08/15/30 895,538
750,000 Sutter Health 5 .164 08/15/33 776,679

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 500,000 Sutter Health 3 .161% 08/15/40 $ 403,178
200,000 Sutter Health 4 .091 08/15/48 173,588
500,000 Sutter Health 3 .361 08/15/50 381,350
135,000 Sutter Health 5 .547 08/15/53 146,430
1,000,000 Texas Health Resources 2 .328 11/15/50 623,636
100,000 Texas Health Resources 4 .330 11/15/55 89,962
450,000 Toledo Hospital 5 .750 11/15/38 458,772
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,497,260
300,000 Trinity Health Corp 4 .125 12/01/45 268,688
185,000 Trinity Health Corp 3 .434 12/01/48 149,480
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 999,863
500,000 UnitedHealth Group, Inc 3 .700 12/15/25 497,548
1,000,000 UnitedHealth Group, Inc 1 .250 01/15/26 964,928
3,000,000 UnitedHealth Group, Inc 1 .150 05/15/26 2,868,129
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 197,922
1,500,000 UnitedHealth Group, Inc 3 .700 05/15/27 1,492,950
1,700,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,654,882
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,081,338
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,366,001
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 497,124
1,500,000 UnitedHealth Group, Inc 4 .250 01/15/29 1,512,921
1,000,000 UnitedHealth Group, Inc 4 .700 04/15/29 1,025,588
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,496,345
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 948,513
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,054,499
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,961,350
2,000,000 UnitedHealth Group, Inc 4 .900 04/15/31 2,069,062
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,551,649
1,000,000 UnitedHealth Group, Inc 4 .950 01/15/32 1,034,257
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 793,713
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,593,313
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,506,675
3,000,000 UnitedHealth Group, Inc 5 .000 04/15/34 3,097,555
1,500,000 UnitedHealth Group, Inc 5 .150 07/15/34 1,565,534
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 165,372
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 429,653
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 242,224
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 237,044
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 765,429
3,000,000 UnitedHealth Group, Inc 3 .050 05/15/41 2,368,251
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 280,735
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 306,925
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 347,375
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 708,263
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 265,449
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 410,381
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,504,799
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 805,369
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,801,833
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,222,258
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 429,122
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,660,416
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,489,010
3,000,000 UnitedHealth Group, Inc 5 .375 04/15/54 3,118,683
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 996,972
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 682,505
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 483,627
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,132,157
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,501,394
2,000,000 UnitedHealth Group, Inc 5 .500 04/15/64 2,091,249
1,000,000 Universal Health Services, Inc 1 .650 09/01/26 947,265
1,000,000 Universal Health Services, Inc 4 .625 10/15/29 993,830
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 1,000,000 Universal Health Services, Inc 2 .650% 01/15/32 $ 860,555
1,000,000 Universal Health Services, Inc 5 .050 10/15/34 981,616
500,000 University of Pittsburgh Medical Center 5 .035 05/15/33 510,482
500,000 University of Pittsburgh Medical Center 5 .377 05/15/43 518,827
370,000 (a) WakeMed 3 .286 10/01/52 284,850
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 138,751
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 345,185
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 635,306
225,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 221,330
1,000,000 Zimmer Biomet Holdings, Inc 5 .350 12/01/28 1,037,766
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,314,184
1,000,000 Zimmer Biomet Holdings, Inc 5 .200 09/15/34 1,018,293
TOTAL HEALTH CARE EQUIPMENT & SERVICES 387,720,810
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 488,665
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 218,450
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 538,162
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 83,575
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 711,151
300,000 Clorox Co 3 .100 10/01/27 291,123
500,000 Clorox Co 3 .900 05/15/28 495,429
750,000 Clorox Co 4 .400 05/01/29 756,458
1,000,000 Clorox Co 1 .800 05/15/30 875,732
375,000 Clorox Co 4 .600 05/01/32 379,978
1,000,000 Colgate-Palmolive Co 3 .100 08/15/27 985,028
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 1,026,104
60,000 Colgate-Palmolive Co 6 .450 06/16/28 64,948
225,000 Colgate-Palmolive Co 3 .250 08/15/32 211,742
1,000,000 Colgate-Palmolive Co 4 .600 03/01/33 1,034,644
300,000 (a) Colgate-Palmolive Co 4 .000 08/15/45 272,353
550,000 Colgate-Palmolive Co 3 .700 08/01/47 472,526
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 440,975
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 183,715
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 92,195
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,301,853
750,000 Estee Lauder Cos, Inc 4 .650 05/15/33 758,615
1,000,000 (a) Estee Lauder Cos, Inc 5 .000 02/14/34 1,034,170
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 112,317
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 271,590
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 328,008
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 509,221
750,000 (a) Estee Lauder Cos, Inc 5 .150 05/15/53 780,600
1,900,000 Haleon US Capital LLC 3 .375 03/24/27 1,866,364
725,000 Haleon US Capital LLC 3 .375 03/24/29 699,749
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,410,944
1,000,000 Haleon US Capital LLC 4 .000 03/24/52 851,049
2,500,000 Kenvue, Inc 5 .050 03/22/28 2,586,937
1,000,000 Kenvue, Inc 5 .000 03/22/30 1,044,691
1,750,000 Kenvue, Inc 4 .900 03/22/33 1,811,493
500,000 Kenvue, Inc 5 .100 03/22/43 517,128
1,750,000 Kenvue, Inc 5 .050 03/22/53 1,798,096
1,000,000 Kenvue, Inc 5 .200 03/22/63 1,026,473
200,000 Kimberly-Clark Corp 1 .050 09/15/27 184,069
412,000 Kimberly-Clark Corp 3 .950 11/01/28 411,980
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,455,581
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,312,771
500,000 Kimberly-Clark Corp 4 .500 02/16/33 509,115
200,000 Kimberly-Clark Corp 6 .625 08/01/37 239,945
725,000 Kimberly-Clark Corp 3 .200 07/30/46 558,506
200,000 Kimberly-Clark Corp 3 .900 05/04/47 170,852
300,000 (a) Kimberly-Clark Corp 2 .875 02/07/50 215,633
750,000 Procter & Gamble Co 2 .700 02/02/26 738,355

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 2,000,000 Procter & Gamble Co 1 .000% 04/23/26 $ 1,915,817
1,750,000 Procter & Gamble Co 2 .450 11/03/26 1,704,871
1,500,000 (a) Procter & Gamble Co 3 .950 01/26/28 1,509,174
1,000,000 Procter & Gamble Co 4 .350 01/29/29 1,024,668
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,915,859
1,150,000 Procter & Gamble Co 1 .200 10/29/30 983,666
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,340,025
1,500,000 Procter & Gamble Co 4 .050 01/26/33 1,502,243
2,000,000 Procter & Gamble Co 4 .550 01/29/34 2,065,703
225,000 Unilever Capital Corp 2 .000 07/28/26 217,766
800,000 Unilever Capital Corp 2 .900 05/05/27 781,178
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,132,388
700,000 Unilever Capital Corp 4 .875 09/08/28 721,356
1,000,000 Unilever Capital Corp 2 .125 09/06/29 913,554
175,000 Unilever Capital Corp 1 .375 09/14/30 149,763
200,000 Unilever Capital Corp 1 .750 08/12/31 171,817
430,000 Unilever Capital Corp 5 .900 11/15/32 477,973
700,000 Unilever Capital Corp 5 .000 12/08/33 736,027
1,300,000 Unilever Capital Corp 4 .625 08/12/34 1,318,851
500,000 Unilever Capital Corp 2 .625 08/12/51 343,057
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 55,054,814
INSURANCE - 0.8%
500,000 Aegon NV 5 .500 04/11/48 498,355
2,000,000 Aflac, Inc 1 .125 03/15/26 1,913,187
200,000 Aflac, Inc 2 .875 10/15/26 195,299
375,000 Aflac, Inc 3 .600 04/01/30 362,615
200,000 Aflac, Inc 4 .000 10/15/46 168,976
500,000 Aflac, Inc 4 .750 01/15/49 469,887
1,000,000 Alleghany Corp 3 .625 05/15/30 968,756
200,000 Alleghany Corp 4 .900 09/15/44 195,634
1,000,000 Alleghany Corp 3 .250 08/15/51 725,629
1,000,000 Allstate Corp 0 .750 12/15/25 958,662
275,000 Allstate Corp 3 .280 12/15/26 270,286
1,500,000 Allstate Corp 5 .050 06/24/29 1,545,578
1,000,000 Allstate Corp 1 .450 12/15/30 838,477
600,000 Allstate Corp 5 .250 03/30/33 625,646
600,000 Allstate Corp 4 .500 06/15/43 552,885
975,000 Allstate Corp 4 .200 12/15/46 852,287
250,000 Allstate Corp 3 .850 08/10/49 204,899
200,000 Allstate Corp 8 .318 08/15/53 201,000
325,000 American Financial Group, Inc 5 .250 04/02/30 338,605
400,000 American Financial Group, Inc 4 .500 06/15/47 355,879
1,500,000 American International Group, Inc 5 .125 03/27/33 1,545,814
300,000 American International Group, Inc 4 .800 07/10/45 286,591
1,500,000 American International Group, Inc 4 .750 04/01/48 1,421,863
300,000 American International Group, Inc 5 .750 04/01/48 300,947
1,500,000 American International Group, Inc 4 .375 06/30/50 1,344,596
1,000,000 American National Group, Inc 5 .750 10/01/29 1,005,779
200,000 Aon Corp 4 .500 12/15/28 201,326
450,000 Aon Corp 3 .750 05/02/29 439,170
450,000 Aon Corp 2 .800 05/15/30 414,262
1,000,000 Aon Corp 2 .050 08/23/31 855,021
1,000,000 Aon Corp 2 .600 12/02/31 883,646
500,000 Aon Corp 5 .000 09/12/32 512,806
750,000 Aon Corp 5 .350 02/28/33 783,533
200,000 Aon Corp 6 .250 09/30/40 219,769
1,000,000 Aon Corp 2 .900 08/23/51 664,314
500,000 Aon Corp 3 .900 02/28/52 399,899
550,000 Aon Global Ltd 4 .750 05/15/45 513,785
1,000,000 Aon North America, Inc 5 .125 03/01/27 1,023,027
1,500,000 Aon North America, Inc 5 .150 03/01/29 1,549,457
1,000,000 Aon North America, Inc 5 .300 03/01/31 1,043,267
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 2,000,000 Aon North America, Inc 5 .450% 03/01/34 $ 2,099,842
2,000,000 Aon North America, Inc 5 .750 03/01/54 2,118,674
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,043,107
200,000 Arch Capital Group Ltd 5 .031 12/15/46 192,102
600,000 Arch Capital Group Ltd 3 .635 06/30/50 466,386
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 292,061
2,000,000 Arthur J Gallagher & Co 2 .400 11/09/31 1,709,061
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 523,221
150,000 Arthur J Gallagher & Co 6 .500 02/15/34 167,460
1,500,000 Arthur J Gallagher & Co 5 .450 07/15/34 1,562,874
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 92,278
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 663,065
250,000 Arthur J Gallagher & Co 6 .750 02/15/54 294,263
725,000 Arthur J Gallagher & Co 5 .750 07/15/54 756,771
300,000 Assurant, Inc 4 .900 03/27/28 302,522
500,000 Assurant, Inc 3 .700 02/22/30 473,620
7,000 Assurant, Inc 6 .750 02/15/34 7,740
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 530,647
1,000,000 (a) Assured Guaranty US Holdings, Inc 3 .150 06/15/31 905,118
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 219,874
675,000 Athene Holding Ltd 4 .125 01/12/28 666,122
500,000 Athene Holding Ltd 6 .150 04/03/30 537,986
1,000,000 Athene Holding Ltd 6 .650 02/01/33 1,099,101
1,000,000 Athene Holding Ltd 5 .875 01/15/34 1,046,631
1,000,000 Athene Holding Ltd 3 .950 05/25/51 768,481
1,000,000 Athene Holding Ltd 3 .450 05/15/52 685,545
1,000,000 Athene Holding Ltd 6 .250 04/01/54 1,066,047
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 291,132
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 239,237
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 196,793
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,451,860
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 89,587
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,297,379
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 923,195
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 294,316
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 2,000,206
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,597,368
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,980,179
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,265,537
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 1,037,448
236,000 (a) Brighthouse Financial, Inc 4 .700 06/22/47 194,343
500,000 Brown & Brown, Inc 4 .500 03/15/29 502,407
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 865,700
1,000,000 Brown & Brown, Inc 4 .200 03/17/32 957,660
1,000,000 Brown & Brown, Inc 5 .650 06/11/34 1,049,167
500,000 Brown & Brown, Inc 4 .950 03/17/52 457,521
450,000 Chubb Corp 6 .000 05/11/37 502,312
1,000,000 Chubb INA Holdings LLC 4 .650 08/15/29 1,023,231
2,325,000 Chubb INA Holdings, Inc 3 .350 05/03/26 2,297,636
1,325,000 (a) Chubb INA Holdings, Inc 1 .375 09/15/30 1,136,053
2,000,000 Chubb INA Holdings, Inc 5 .000 03/15/34 2,076,926
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 135,255
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,476,819
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 296,657
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 1,023,857
200,000 Cincinnati Financial Corp 6 .920 05/15/28 218,170
200,000 CNA Financial Corp 4 .500 03/01/26 200,102
225,000 CNA Financial Corp 3 .450 08/15/27 220,132
100,000 CNA Financial Corp 3 .900 05/01/29 98,074
1,150,000 CNA Financial Corp 2 .050 08/15/30 1,007,317
1,000,000 CNA Financial Corp 5 .500 06/15/33 1,051,807
1,000,000 CNA Financial Corp 5 .125 02/15/34 1,022,594

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 500,000 CNO Financial Group, Inc 5 .250% 05/30/29 $ 506,048
1,000,000 CNO Financial Group, Inc 6 .450 06/15/34 1,057,117
650,000 Corebridge Financial, Inc 6 .375 09/15/54 656,688
500,000 Enstar Group Ltd 4 .950 06/01/29 502,765
1,000,000 Enstar Group Ltd 3 .100 09/01/31 863,884
1,375,000 Equitable Holdings, Inc 4 .350 04/20/28 1,369,834
662,000 Equitable Holdings, Inc 5 .000 04/20/48 634,021
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 279,588
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 181,495
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 802,855
750,000 F&G Annuities & Life, Inc 7 .400 01/13/28 792,180
750,000 F&G Annuities & Life, Inc 6 .500 06/04/29 772,486
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 404,719
500,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 499,430
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 913,782
1,000,000 Fairfax Financial Holdings Ltd 5 .625 08/16/32 1,036,079
950,000 (c) Fairfax Financial Holdings Ltd 6 .000 12/07/33 998,942
1,000,000 (c) Fairfax Financial Holdings Ltd 6 .350 03/22/54 1,068,705
750,000 (c) Fairfax Financial Holdings Ltd 6 .100 03/15/55 780,957
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 301,242
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 931,289
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 433,374
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 267,684
750,000 First American Financial Corp 4 .000 05/15/30 712,383
400,000 First American Financial Corp 2 .400 08/15/31 335,890
1,000,000 First American Financial Corp 5 .450 09/30/34 995,399
350,000 (a) Globe Life, Inc 4 .550 09/15/28 349,655
350,000 Globe Life, Inc 2 .150 08/15/30 302,151
175,000 Globe Life, Inc 4 .800 06/15/32 173,615
1,000,000 (a) Globe Life, Inc 5 .850 09/15/34 1,033,325
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 199,640
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 876,635
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 699,343
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 357,588
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 401,627
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 351,278
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 320,782
500,000 Horace Mann Educators Corp 7 .250 09/15/28 543,091
500,000 Kemper Corp 2 .400 09/30/30 433,429
1,000,000 Kemper Corp 3 .800 02/23/32 909,006
600,000 (a) Lincoln National Corp 3 .625 12/12/26 592,129
650,000 (a) Lincoln National Corp 3 .050 01/15/30 602,974
1,000,000 Lincoln National Corp 3 .400 03/01/32 909,831
1,000,000 Lincoln National Corp 5 .852 03/15/34 1,052,832
150,000 Lincoln National Corp 7 .000 06/15/40 172,200
250,000 Lincoln National Corp 4 .350 03/01/48 204,835
500,000 Lincoln National Corp 4 .375 06/15/50 408,843
800,000 Loews Corp 3 .750 04/01/26 795,457
400,000 Loews Corp 3 .200 05/15/30 376,843
200,000 Loews Corp 4 .125 05/15/43 177,116
700,000 Manulife Financial Corp 4 .150 03/04/26 698,365
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,280,824
1,000,000 (a) Manulife Financial Corp 3 .703 03/16/32 954,117
200,000 Manulife Financial Corp 5 .375 03/04/46 206,966
200,000 Markel Group, Inc 3 .350 09/17/29 189,783
150,000 Markel Group, Inc 5 .000 04/05/46 139,627
100,000 Markel Group, Inc 4 .300 11/01/47 84,357
750,000 Markel Group, Inc 5 .000 05/20/49 701,436
200,000 Markel Group, Inc 4 .150 09/17/50 163,305
1,500,000 Markel Group, Inc 3 .450 05/07/52 1,063,296
1,000,000 Markel Group, Inc 6 .000 05/16/54 1,063,276
1,700,000 Marsh & McLennan Cos, Inc 4 .375 03/15/29 1,717,549
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 450,000 Marsh & McLennan Cos, Inc 2 .250% 11/15/30 $ 402,635
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 525,079
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,085,485
1,000,000 Marsh & McLennan Cos, Inc 5 .400 09/15/33 1,063,250
1,000,000 Marsh & McLennan Cos, Inc 5 .150 03/15/34 1,046,857
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 246,134
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 88,974
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 260,958
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,149,508
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 672,823
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 291,207
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 1,039,815
1,000,000 Marsh & McLennan Cos, Inc 5 .700 09/15/53 1,074,903
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/54 1,037,156
200,000 Mercury General Corp 4 .400 03/15/27 197,919
1,530,000 Metlife, Inc 5 .700 06/15/35 1,665,775
700,000 MetLife, Inc 3 .600 11/13/25 694,904
1,000,000 MetLife, Inc 4 .550 03/23/30 1,022,778
1,500,000 MetLife, Inc 5 .375 07/15/33 1,596,010
675,000 MetLife, Inc 6 .375 06/15/34 765,634
1,500,000 MetLife, Inc 5 .300 12/15/34 1,575,718
130,000 MetLife, Inc 5 .875 02/06/41 141,743
450,000 MetLife, Inc 4 .125 08/13/42 401,833
750,000 MetLife, Inc 4 .875 11/13/43 737,355
500,000 MetLife, Inc 4 .721 12/15/44 474,152
800,000 MetLife, Inc 4 .050 03/01/45 697,660
1,650,000 MetLife, Inc 4 .600 05/13/46 1,560,481
1,200,000 MetLife, Inc 5 .000 07/15/52 1,187,789
1,000,000 MetLife, Inc 5 .250 01/15/54 1,029,923
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 20,455
100,000 Old Republic International Corp 3 .875 08/26/26 98,985
1,000,000 Old Republic International Corp 5 .750 03/28/34 1,048,931
1,500,000 Old Republic International Corp 3 .850 06/11/51 1,136,795
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 484,939
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 462,440
1,000,000 Primerica, Inc 2 .800 11/19/31 877,916
850,000 Principal Financial Group, Inc 3 .100 11/15/26 830,713
100,000 Principal Financial Group, Inc 3 .700 05/15/29 97,619
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 883,495
750,000 Principal Financial Group, Inc 5 .375 03/15/33 782,213
100,000 Principal Financial Group, Inc 4 .625 09/15/42 93,649
200,000 Principal Financial Group, Inc 4 .350 05/15/43 181,054
300,000 Principal Financial Group, Inc 4 .300 11/15/46 266,172
750,000 Principal Financial Group, Inc 5 .500 03/15/53 771,554
650,000 Progressive Corp 2 .450 01/15/27 628,201
750,000 Progressive Corp 2 .500 03/15/27 723,108
250,000 Progressive Corp 4 .000 03/01/29 249,363
100,000 Progressive Corp 3 .200 03/26/30 95,221
125,000 Progressive Corp 3 .000 03/15/32 114,617
120,000 Progressive Corp 6 .250 12/01/32 134,959
1,000,000 Progressive Corp 4 .950 06/15/33 1,037,430
300,000 Progressive Corp 4 .350 04/25/44 275,062
300,000 Progressive Corp 3 .700 01/26/45 247,958
950,000 Progressive Corp 4 .125 04/15/47 837,993
750,000 Progressive Corp 4 .200 03/15/48 665,343
100,000 Progressive Corp 3 .950 03/26/50 84,670
500,000 Progressive Corp 3 .700 03/15/52 402,305
200,000 Prudential Financial, Inc 1 .500 03/10/26 192,908
195,000 Prudential Financial, Inc 3 .878 03/27/28 193,278
500,000 Prudential Financial, Inc 2 .100 03/10/30 451,112
450,000 Prudential Financial, Inc 5 .700 12/14/36 490,714
500,000 Prudential Financial, Inc 3 .000 03/10/40 395,738

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,700,000 Prudential Financial, Inc 4 .600% 05/15/44 $ 1,606,741
200,000 Prudential Financial, Inc 5 .375 05/15/45 199,133
2,300,000 (a) Prudential Financial, Inc 4 .500 09/15/47 2,269,084
300,000 Prudential Financial, Inc 4 .418 03/27/48 267,000
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,429,854
799,000 Prudential Financial, Inc 3 .935 12/07/49 660,786
450,000 Prudential Financial, Inc 4 .350 02/25/50 399,675
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 791,388
675,000 Prudential Financial, Inc 5 .125 03/01/52 669,821
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 1,036,217
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,628,151
525,000 Prudential Financial, Inc 6 .500 03/15/54 561,096
200,000 Prudential Funding Asia plc 3 .125 04/14/30 188,369
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 938,471
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 732,031
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 325,770
1,000,000 Reinsurance Group of America, Inc 6 .000 09/15/33 1,071,683
1,000,000 Reinsurance Group of America, Inc 5 .750 09/15/34 1,053,411
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 195,975
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 291,228
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 1,049,597
1,000,000 SiriusPoint Ltd 7 .000 04/05/29 1,049,349
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 877,980
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 26,280
600,000 Travelers Cos, Inc 5 .350 11/01/40 628,490
200,000 Travelers Cos, Inc 4 .600 08/01/43 190,816
250,000 Travelers Cos, Inc 4 .300 08/25/45 226,171
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 952,262
500,000 Travelers Cos, Inc 4 .050 03/07/48 431,691
900,000 Travelers Cos, Inc 4 .100 03/04/49 782,053
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,443,809
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 1,068,222
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 113,414
200,000 Trinity Acquisition plc 4 .400 03/15/26 199,491
1,000,000 UnitedHealth Group, Inc 4 .800 01/15/30 1,030,317
1,500,000 UnitedHealth Group, Inc 5 .500 07/15/44 1,587,432
1,500,000 UnitedHealth Group, Inc 5 .625 07/15/54 1,609,202
900,000 UnitedHealth Group, Inc 5 .750 07/15/64 971,556
500,000 Unum Group 4 .000 06/15/29 490,027
300,000 Unum Group 5 .750 08/15/42 306,365
500,000 Unum Group 4 .500 12/15/49 425,489
1,000,000 Unum Group 4 .125 06/15/51 788,607
1,000,000 Unum Group 6 .000 06/15/54 1,041,595
525,000 Verisk Analytics, Inc 5 .250 06/05/34 542,267
2,500,000 Voya Financial, Inc 5 .000 09/20/34 2,486,045
200,000 Voya Financial, Inc 4 .800 06/15/46 181,476
200,000 W R Berkley Corp 4 .750 08/01/44 186,801
650,000 W R Berkley Corp 4 .000 05/12/50 532,949
1,000,000 W R Berkley Corp 3 .550 03/30/52 747,752
400,000 W R Berkley Corp 3 .150 09/30/61 259,330
1,000,000 Willis North America, Inc 4 .650 06/15/27 1,007,944
500,000 Willis North America, Inc 4 .500 09/15/28 499,756
900,000 Willis North America, Inc 2 .950 09/15/29 835,020
1,000,000 Willis North America, Inc 5 .350 05/15/33 1,029,384
300,000 Willis North America, Inc 5 .050 09/15/48 280,772
500,000 Willis North America, Inc 3 .875 09/15/49 392,581
1,500,000 Willis North America, Inc 5 .900 03/05/54 1,573,768
200,000 XL Group Ltd 5 .250 12/15/43 197,694
TOTAL INSURANCE 201,376,958
MATERIALS - 0.7%
500,000 Air Products and Chemicals, Inc 1 .850 05/15/27 474,967
750,000 Air Products and Chemicals, Inc 4 .600 02/08/29 768,139
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 2,125,000 Air Products and Chemicals, Inc 2 .050% 05/15/30 $ 1,909,103
750,000 Air Products and Chemicals, Inc 4 .750 02/08/31 776,152
1,000,000 Air Products and Chemicals, Inc 4 .800 03/03/33 1,032,974
750,000 Air Products and Chemicals, Inc 4 .850 02/08/34 773,383
125,000 Air Products and Chemicals, Inc 2 .700 05/15/40 95,877
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 864,361
750,000 Albemarle Corp 4 .650 06/01/27 753,304
1,000,000 (a) Albemarle Corp 5 .650 06/01/52 936,788
400,000 Amcor Finance USA, Inc 4 .500 05/15/28 399,459
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 1,052,675
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 179,879
2,000,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 1,766,413
1,000,000 Amcor Group Finance plc 5 .450 05/23/29 1,036,208
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 942,075
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 346,707
1,000,000 AptarGroup, Inc 3 .600 03/15/32 911,653
1,500,000 ArcelorMittal S.A. 6 .550 11/29/27 1,592,125
2,000,000 (a) ArcelorMittal S.A. 6 .800 11/29/32 2,231,024
1,000,000 ArcelorMittal S.A. 6 .000 06/17/34 1,061,229
1,000,000 (a) ArcelorMittal S.A. 6 .350 06/17/54 1,043,742
300,000 Avery Dennison Corp 4 .875 12/06/28 305,560
500,000 Avery Dennison Corp 2 .650 04/30/30 456,236
1,000,000 Avery Dennison Corp 2 .250 02/15/32 848,396
1,000,000 Avery Dennison Corp 5 .750 03/15/33 1,070,678
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,594,023
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 107,719
625,000 Berry Global, Inc 1 .650 01/15/27 586,734
1,000,000 Berry Global, Inc 5 .500 04/15/28 1,024,683
1,000,000 (c) Berry Global, Inc 5 .800 06/15/31 1,040,510
1,500,000 (c) Berry Global, Inc 5 .650 01/15/34 1,539,937
1,500,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 1,530,912
1,500,000 BHP Billiton Finance USA Ltd 5 .100 09/08/28 1,551,257
1,000,000 BHP Billiton Finance USA Ltd 5 .250 09/08/30 1,054,409
1,500,000 BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,539,320
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,571,996
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 747,128
1,925,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,930,713
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 613,191
500,000 Cabot Corp 4 .000 07/01/29 495,786
1,000,000 Cabot Corp 5 .000 06/30/32 1,013,755
1,000,000 Celanese US Holdings LLC 1 .400 08/05/26 943,618
1,000,000 Celanese US Holdings LLC 6 .165 07/15/27 1,036,206
1,000,000 Celanese US Holdings LLC 6 .350 11/15/28 1,055,828
1,000,000 Celanese US Holdings LLC 6 .330 07/15/29 1,060,426
1,000,000 Celanese US Holdings LLC 6 .550 11/15/30 1,077,888
1,000,000 Celanese US Holdings LLC 6 .379 07/15/32 1,069,118
1,000,000 (a) Celanese US Holdings LLC 6 .700 11/15/33 1,094,066
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 364,385
200,000 (a) Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 192,940
1,000,000 CRH America Finance, Inc 5 .400 05/21/34 1,042,642
1,000,000 CRH SMW Finance DAC 5 .200 05/21/29 1,034,623
300,000 Dow Chemical Co 4 .800 11/30/28 306,167
81,000 Dow Chemical Co 7 .375 11/01/29 92,159
1,000,000 (a) Dow Chemical Co 2 .100 11/15/30 887,943
1,000,000 (a) Dow Chemical Co 6 .300 03/15/33 1,102,947
2,000,000 Dow Chemical Co 5 .150 02/15/34 2,054,905
982,000 Dow Chemical Co 4 .250 10/01/34 951,035
131,000 Dow Chemical Co 9 .400 05/15/39 182,577
275,000 Dow Chemical Co 5 .250 11/15/41 272,102
1,200,000 Dow Chemical Co 4 .375 11/15/42 1,057,883
400,000 Dow Chemical Co 4 .625 10/01/44 361,566
825,000 Dow Chemical Co 5 .550 11/30/48 833,976

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 750,000 Dow Chemical Co 4 .800% 05/15/49 $ 684,390
1,000,000 Dow Chemical Co 3 .600 11/15/50 753,401
500,000 (a) Dow Chemical Co 6 .900 05/15/53 599,528
2,000,000 Dow Chemical Co 5 .600 02/15/54 2,065,702
1,600,000 DowDuPont, Inc 4 .493 11/15/25 1,597,174
2,325,000 (a) DowDuPont, Inc 5 .419 11/15/48 2,571,435
2,300,000 DuPont de Nemours, Inc 4 .725 11/15/28 2,343,912
91,000 DuPont de Nemours, Inc 5 .319 11/15/38 99,095
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,325,699
700,000 Eastman Chemical Co 4 .500 12/01/28 703,728
1,000,000 Eastman Chemical Co 5 .000 08/01/29 1,023,761
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,743,980
1,000,000 Eastman Chemical Co 5 .625 02/20/34 1,044,122
150,000 Eastman Chemical Co 4 .800 09/01/42 139,595
525,000 Eastman Chemical Co 4 .650 10/15/44 475,549
750,000 Ecolab, Inc 2 .700 11/01/26 730,860
1,000,000 Ecolab, Inc 1 .650 02/01/27 950,543
300,000 Ecolab, Inc 3 .250 12/01/27 293,573
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,040,392
1,000,000 Ecolab, Inc 1 .300 01/30/31 839,870
1,000,000 Ecolab, Inc 2 .125 02/01/32 868,955
150,000 Ecolab, Inc 2 .125 08/15/50 89,871
1,000,000 Ecolab, Inc 2 .700 12/15/51 672,049
1,370,000 Ecolab, Inc 2 .750 08/18/55 912,444
175,000 EIDP, Inc 2 .300 07/15/30 158,093
1,250,000 EIDP, Inc 4 .800 05/15/33 1,267,591
500,000 FMC Corp 3 .200 10/01/26 488,087
500,000 FMC Corp 3 .450 10/01/29 468,470
1,000,000 (a) FMC Corp 5 .650 05/18/33 1,034,237
500,000 FMC Corp 4 .500 10/01/49 412,970
500,000 FMC Corp 6 .375 05/18/53 535,529
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 992,456
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,486,863
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 1,013,314
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 978,182
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 998,805
750,000 Georgia-Pacific LLC 7 .750 11/15/29 871,733
600,000 Huntsman International LLC 4 .500 05/01/29 589,016
1,000,000 Huntsman International LLC 2 .950 06/15/31 864,202
1,000,000 Huntsman International LLC 5 .700 10/15/34 991,788
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 100,385
200,000 International Flavors & Fragrances, Inc 4 .375 06/01/47 168,099
675,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 621,409
450,000 International Paper Co 6 .000 11/15/41 490,182
390,000 International Paper Co 4 .800 06/15/44 368,479
2,425,000 International Paper Co 4 .350 08/15/48 2,114,516
1,000,000 Kinross Gold Corp 4 .500 07/15/27 1,003,139
1,000,000 Kinross Gold Corp 6 .250 07/15/33 1,084,786
725,000 Linde, Inc 1 .100 08/10/30 616,789
625,000 Linde, Inc 3 .550 11/07/42 530,184
225,000 Linde, Inc 2 .000 08/10/50 131,686
150,000 Lubrizol Corp 6 .500 10/01/34 175,509
575,000 LYB International Finance BV 5 .250 07/15/43 559,863
550,000 LYB International Finance BV 4 .875 03/15/44 510,958
491,000 LYB International Finance III LLC 1 .250 10/01/25 474,670
150,000 (a) LYB International Finance III LLC 2 .250 10/01/30 132,818
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 1,062,009
1,000,000 LYB International Finance III LLC 5 .500 03/01/34 1,040,101
1,150,000 LYB International Finance III LLC 3 .375 10/01/40 907,009
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 819,940
750,000 LYB International Finance III LLC 4 .200 05/01/50 615,868
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 745,284
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 LYB International Finance III LLC 3 .800% 10/01/60 $ 368,407
475,000 (a) LyondellBasell Industries NV 4 .625 02/26/55 413,975
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 196,238
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 318,349
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 228,108
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 872,744
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 389,847
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 717,718
800,000 Mosaic Co 4 .050 11/15/27 792,307
750,000 Mosaic Co 5 .375 11/15/28 776,877
300,000 Mosaic Co 5 .450 11/15/33 309,959
100,000 Mosaic Co 4 .875 11/15/41 92,946
600,000 Mosaic Co 5 .625 11/15/43 606,372
1,300,000 Newmont Corp 2 .800 10/01/29 1,219,055
250,000 Newmont Corp 2 .250 10/01/30 223,962
1,350,000 (a) Newmont Corp 2 .600 07/15/32 1,196,937
3,000,000 Newmont Corp 5 .350 03/15/34 3,143,903
298,000 Newmont Corp 5 .875 04/01/35 325,490
235,000 Newmont Corp 6 .250 10/01/39 266,508
975,000 Newmont Corp 4 .875 03/15/42 963,688
300,000 Newmont Corp 5 .450 06/09/44 309,587
500,000 Nucor Corp 4 .300 05/23/27 503,577
425,000 Nucor Corp 3 .950 05/01/28 422,920
3,150,000 Nucor Corp 2 .700 06/01/30 2,911,237
500,000 Nucor Corp 3 .125 04/01/32 457,733
1,000,000 Nucor Corp 2 .979 12/15/55 654,717
200,000 Nutrien Ltd 3 .000 04/01/25 198,403
700,000 Nutrien Ltd 4 .000 12/15/26 694,799
1,000,000 Nutrien Ltd 4 .900 03/27/28 1,019,757
550,000 Nutrien Ltd 4 .200 04/01/29 548,123
500,000 Nutrien Ltd 2 .950 05/13/30 465,030
2,000,000 Nutrien Ltd 5 .400 06/21/34 2,070,119
200,000 Nutrien Ltd 4 .125 03/15/35 186,511
200,000 Nutrien Ltd 5 .625 12/01/40 205,318
200,000 Nutrien Ltd 4 .900 06/01/43 188,455
691,000 Nutrien Ltd 5 .250 01/15/45 677,818
1,050,000 Nutrien Ltd 5 .000 04/01/49 993,484
300,000 Nutrien Ltd 3 .950 05/13/50 241,261
750,000 Nutrien Ltd 5 .800 03/27/53 795,432
1,000,000 Owens Corning 5 .950 06/15/54 1,061,332
550,000 Packaging Corp of America 3 .400 12/15/27 536,372
100,000 Packaging Corp of America 3 .000 12/15/29 94,304
500,000 Packaging Corp of America 5 .700 12/01/33 531,912
500,000 Packaging Corp of America 4 .050 12/15/49 415,763
1,500,000 Packaging Corp of America 3 .050 10/01/51 1,050,612
250,000 PPG Industries, Inc 1 .200 03/15/26 238,819
425,000 PPG Industries, Inc 3 .750 03/15/28 418,485
500,000 PPG Industries, Inc 2 .550 06/15/30 455,994
1,000,000 Praxair, Inc 3 .200 01/30/26 988,738
500,000 Reliance Steel & Aluminum Co 1 .300 08/15/25 485,156
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 439,531
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 462,077
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 362,324
2,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 1,354,341
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,570,764
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,259,878
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 1,016,698
100,000 RPM International, Inc 3 .750 03/15/27 98,474
300,000 RPM International, Inc 4 .550 03/01/29 300,477
1,000,000 RPM International, Inc 2 .950 01/15/32 886,257
100,000 RPM International, Inc 5 .250 06/01/45 97,590
200,000 RPM International, Inc 4 .250 01/15/48 175,431

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 200,000 Sherwin-Williams Co 3 .950% 01/15/26 $ 198,677
925,000 Sherwin-Williams Co 3 .450 06/01/27 909,625
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 1,013,270
500,000 Sherwin-Williams Co 2 .950 08/15/29 470,310
500,000 Sherwin-Williams Co 2 .300 05/15/30 449,837
1,500,000 Sherwin-Williams Co 4 .800 09/01/31 1,529,877
950,000 (a) Sherwin-Williams Co 2 .200 03/15/32 819,940
200,000 Sherwin-Williams Co 4 .000 12/15/42 170,544
900,000 Sherwin-Williams Co 4 .500 06/01/47 821,110
900,000 Sherwin-Williams Co 3 .800 08/15/49 724,538
500,000 Sherwin-Williams Co 3 .300 05/15/50 367,832
1,000,000 (a) Sherwin-Williams Co 2 .900 03/15/52 672,118
225,000 (c) Smurfit Kappa Treasury ULC 5 .438 04/03/34 234,496
300,000 (c) Smurfit Kappa Treasury ULC 5 .777 04/03/54 321,160
650,000 Sonoco Products Co 2 .250 02/01/27 619,601
1,000,000 Sonoco Products Co 4 .600 09/01/29 994,935
750,000 Sonoco Products Co 3 .125 05/01/30 698,668
1,000,000 (a) Sonoco Products Co 2 .850 02/01/32 874,015
1,000,000 Sonoco Products Co 5 .000 09/01/34 986,047
800,000 Southern Copper Corp 3 .875 04/23/25 793,935
100,000 Southern Copper Corp 7 .500 07/27/35 118,966
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,348,686
2,000,000 Southern Copper Corp 5 .875 04/23/45 2,098,540
100,000 Steel Dynamics, Inc 2 .400 06/15/25 98,381
1,000,000 Steel Dynamics, Inc 1 .650 10/15/27 924,821
750,000 Steel Dynamics, Inc 3 .450 04/15/30 710,743
100,000 Steel Dynamics, Inc 3 .250 01/15/31 92,398
1,000,000 Steel Dynamics, Inc 5 .375 08/15/34 1,032,072
500,000 Steel Dynamics, Inc 3 .250 10/15/50 351,576
700,000 (a) Suzano Austria GmbH 2 .500 09/15/28 640,691
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,967,457
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 921,509
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,303,536
700,000 Suzano International Finance BV 5 .500 01/17/27 712,879
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,907,318
4,500,000 Vale Overseas Ltd 6 .125 06/12/33 4,765,617
2,000,000 Vale Overseas Ltd 6 .400 06/28/54 2,106,854
750,000 Vulcan Materials Co 4 .500 04/01/25 747,960
100,000 Vulcan Materials Co 3 .900 04/01/27 99,708
275,000 Vulcan Materials Co 3 .500 06/01/30 263,036
475,000 Vulcan Materials Co 4 .500 06/15/47 426,922
200,000 Vulcan Materials Co 4 .700 03/01/48 185,750
500,000 Westlake Corp 3 .600 08/15/26 493,104
1,000,000 Westlake Corp 3 .375 06/15/30 944,997
500,000 Westlake Corp 2 .875 08/15/41 362,924
500,000 Westlake Corp 5 .000 08/15/46 472,807
200,000 Westlake Corp 4 .375 11/15/47 172,729
500,000 Westlake Corp 3 .125 08/15/51 338,016
500,000 Westlake Corp 3 .375 08/15/61 330,329
525,000 WRKCo, Inc 4 .650 03/15/26 525,315
300,000 WRKCo, Inc 3 .375 09/15/27 291,841
325,000 WRKCo, Inc 4 .000 03/15/28 321,020
240,000 WRKCo, Inc 3 .900 06/01/28 235,542
950,000 WRKCo, Inc 4 .900 03/15/29 967,375
685,000 WRKCo, Inc 4 .200 06/01/32 667,766
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,229,536
750,000 Yamana Gold, Inc 2 .630 08/15/31 649,308
TOTAL MATERIALS 196,408,391
MEDIA & ENTERTAINMENT - 0.9%
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,211,661
1,000,000 Alphabet, Inc 0 .800 08/15/27 926,242
850,000 Alphabet, Inc 1 .100 08/15/30 731,870
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 1,000,000 Alphabet, Inc 1 .900% 08/15/40 $ 714,126
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,743,585
1,100,000 (a) Alphabet, Inc 2 .250 08/15/60 678,755
1,000,000 (a) Baidu, Inc 1 .720 04/09/26 961,400
500,000 Baidu, Inc 4 .375 03/29/28 501,526
500,000 Baidu, Inc 4 .875 11/14/28 510,805
300,000 Baidu, Inc 3 .425 04/07/30 286,336
750,000 Baidu, Inc 2 .375 10/09/30 668,737
1,000,000 Baidu, Inc 2 .375 08/23/31 872,209
950,000 Charter Communications Operating LLC 3 .750 02/15/28 911,842
2,750,000 Charter Communications Operating LLC 4 .200 03/15/28 2,673,686
650,000 Charter Communications Operating LLC 2 .250 01/15/29 578,731
1,250,000 Charter Communications Operating LLC 6 .100 06/01/29 1,293,825
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,711,503
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,208,324
500,000 Charter Communications Operating LLC 4 .400 04/01/33 457,435
2,500,000 Charter Communications Operating LLC 6 .650 02/01/34 2,616,587
1,875,000 Charter Communications Operating LLC 6 .550 06/01/34 1,950,324
750,000 Charter Communications Operating LLC 6 .384 10/23/35 765,844
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,368,468
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,053,782
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 694,880
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,495,276
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,175,479
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,200,760
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,285,745
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,913,928
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,595,969
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 1,966,933
2,000,000 Charter Communications Operating LLC 5 .250 04/01/53 1,634,302
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,226,670
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 1,020,329
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 617,521
500,000 Charter Communications Operating LLC 5 .500 04/01/63 407,404
1,950,000 Comcast Corp 3 .150 03/01/26 1,923,048
1,025,000 Comcast Corp 2 .350 01/15/27 988,164
1,450,000 Comcast Corp 3 .300 02/01/27 1,427,177
750,000 Comcast Corp 5 .350 11/15/27 780,145
900,000 Comcast Corp 3 .150 02/15/28 874,019
2,675,000 Comcast Corp 4 .150 10/15/28 2,679,168
1,000,000 Comcast Corp 4 .550 01/15/29 1,017,425
1,500,000 Comcast Corp 5 .100 06/01/29 1,562,160
5,000,000 Comcast Corp 3 .400 04/01/30 4,796,817
3,300,000 Comcast Corp 4 .250 10/15/30 3,294,386
1,950,000 Comcast Corp 1 .950 01/15/31 1,693,057
3,850,000 Comcast Corp 1 .500 02/15/31 3,248,410
2,250,000 Comcast Corp 5 .500 11/15/32 2,408,918
1,925,000 Comcast Corp 4 .250 01/15/33 1,893,439
2,000,000 Comcast Corp 4 .650 02/15/33 2,028,600
150,000 Comcast Corp 7 .050 03/15/33 175,355
2,000,000 Comcast Corp 4 .800 05/15/33 2,039,484
1,500,000 (a) Comcast Corp 5 .300 06/01/34 1,580,212
200,000 Comcast Corp 4 .200 08/15/34 193,766
500,000 Comcast Corp 4 .400 08/15/35 487,366
36,000 Comcast Corp 6 .500 11/15/35 41,300
3,475,000 Comcast Corp 3 .200 07/15/36 2,983,011
3,150,000 Comcast Corp 3 .900 03/01/38 2,843,173
1,000,000 Comcast Corp 3 .250 11/01/39 817,940
3,800,000 Comcast Corp 3 .750 04/01/40 3,289,582
1,275,000 Comcast Corp 3 .400 07/15/46 986,643
631,000 Comcast Corp 3 .969 11/01/47 527,238
1,500,000 Comcast Corp 4 .000 03/01/48 1,256,882

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 1,407,000 Comcast Corp 3 .999% 11/01/49 $ 1,175,148
2,525,000 Comcast Corp 3 .450 02/01/50 1,910,452
425,000 Comcast Corp 2 .800 01/15/51 281,992
2,237,000 Comcast Corp 2 .887 11/01/51 1,503,193
1,050,000 Comcast Corp 2 .450 08/15/52 640,460
3,750,000 Comcast Corp 5 .350 05/15/53 3,835,600
1,000,000 Comcast Corp 5 .650 06/01/54 1,067,930
2,708,000 Comcast Corp 2 .937 11/01/56 1,769,824
850,000 Comcast Corp 2 .650 08/15/62 502,969
6,758,000 Comcast Corp 2 .987 11/01/63 4,286,750
2,000,000 Comcast Corp 5 .500 05/15/64 2,067,965
350,000 Discovery Communications LLC 3 .450 03/15/25 346,961
200,000 Discovery Communications LLC 3 .950 06/15/25 198,240
500,000 Discovery Communications LLC 4 .900 03/11/26 499,614
2,275,000 Discovery Communications LLC 3 .950 03/20/28 2,166,911
1,000,000 Discovery Communications LLC 4 .125 05/15/29 945,343
250,000 Discovery Communications LLC 3 .625 05/15/30 225,239
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 858,570
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 690,202
2,250,000 Fox Corp 4 .709 01/25/29 2,278,705
500,000 Fox Corp 3 .500 04/08/30 476,142
1,000,000 Fox Corp 6 .500 10/13/33 1,094,229
1,500,000 Fox Corp 5 .476 01/25/39 1,513,287
650,000 (a) Fox Corp 5 .576 01/25/49 640,547
403,000 Grupo Televisa SAB 6 .125 01/31/46 383,346
1,000,000 Inter-American Investment Corp 3 .625 02/17/27 997,849
1,000,000 Inter-American Investment Corp 4 .250 02/14/29 1,020,366
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 353,755
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 507,832
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 874,914
500,000 Interpublic Group of Cos, Inc 5 .375 06/15/33 510,124
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 777,864
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 393,494
2,000,000 Meta Platforms, Inc 3 .500 08/15/27 1,983,639
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,538,638
1,000,000 Meta Platforms, Inc 4 .800 05/15/30 1,040,217
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,944,220
1,500,000 (a) Meta Platforms, Inc 4 .950 05/15/33 1,574,466
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,844,191
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,710,483
2,500,000 Meta Platforms, Inc 5 .400 08/15/54 2,619,136
2,500,000 Meta Platforms, Inc 4 .650 08/15/62 2,327,582
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 1,096,123
870,000 NBCUniversal Media LLC 4 .450 01/15/43 798,082
2,500,000 NetFlix, Inc 4 .875 04/15/28 2,561,406
2,500,000 NetFlix, Inc 5 .875 11/15/28 2,664,170
1,000,000 NetFlix, Inc 4 .900 08/15/34 1,034,342
500,000 NetFlix, Inc 5 .400 08/15/54 529,310
1,050,000 Omnicom Group, Inc 3 .600 04/15/26 1,037,634
750,000 Omnicom Group, Inc 2 .450 04/30/30 675,158
325,000 Omnicom Group, Inc 4 .200 06/01/30 322,580
700,000 Omnicom Group, Inc 2 .600 08/01/31 620,673
750,000 Omnicom Group, Inc 5 .300 11/01/34 780,417
341,000 Paramount Global 2 .900 01/15/27 326,317
200,000 Paramount Global 3 .375 02/15/28 188,338
1,300,000 Paramount Global 3 .700 06/01/28 1,233,492
500,000 Paramount Global 4 .200 06/01/29 474,695
500,000 Paramount Global 7 .875 07/30/30 546,095
1,000,000 Paramount Global 4 .950 01/15/31 943,237
1,500,000 Paramount Global 4 .200 05/19/32 1,330,148
200,000 Paramount Global 4 .850 07/01/42 159,525
2,179,000 Paramount Global 4 .375 03/15/43 1,612,167
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 625,000 Paramount Global 5 .850% 09/01/43 $ 545,073
200,000 Paramount Global 4 .900 08/15/44 153,709
800,000 Paramount Global 4 .600 01/15/45 590,433
1,000,000 Paramount Global 4 .950 05/19/50 765,722
2,000,000 S&P Global, Inc 5 .250 09/15/33 2,120,310
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 370,167
1,500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 1,530,242
1,000,000 (a) Take-Two Interactive Software, Inc 4 .000 04/14/32 957,671
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 652,083
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,064,042
400,000 Time Warner Cable LLC 7 .300 07/01/38 420,207
500,000 Time Warner Cable LLC 6 .750 06/15/39 500,727
890,000 Time Warner Cable LLC 5 .875 11/15/40 807,081
475,000 Time Warner Cable LLC 5 .500 09/01/41 411,857
4,375,000 Time Warner Cable LLC 4 .500 09/15/42 3,352,427
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 345,273
500,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 492,598
475,000 TWDC Enterprises 18 Corp 1 .850 07/30/26 457,378
1,500,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 1,461,589
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 92,560
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 168,606
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,126,375
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 72,714
150,000 ViacomCBS, Inc 6 .875 04/30/36 151,993
700,000 Walt Disney Co 3 .700 10/15/25 697,193
8,000,000 Walt Disney Co 1 .750 01/13/26 7,773,208
2,000,000 Walt Disney Co 2 .200 01/13/28 1,898,333
425,000 Walt Disney Co 2 .000 09/01/29 386,341
500,000 Walt Disney Co 3 .800 03/22/30 491,918
2,000,000 Walt Disney Co 2 .650 01/13/31 1,825,441
229,000 Walt Disney Co 6 .400 12/15/35 263,045
325,000 Walt Disney Co 6 .650 11/15/37 384,047
1,000,000 Walt Disney Co 3 .500 05/13/40 851,592
1,425,000 Walt Disney Co 6 .150 02/15/41 1,608,988
225,000 Walt Disney Co 5 .400 10/01/43 236,111
500,000 Walt Disney Co 4 .750 09/15/44 481,622
300,000 Walt Disney Co 4 .950 10/15/45 295,321
700,000 Walt Disney Co 4 .750 11/15/46 670,492
1,600,000 Walt Disney Co 2 .750 09/01/49 1,089,393
3,000,000 Walt Disney Co 4 .700 03/23/50 2,911,199
4,500,000 Walt Disney Co 3 .600 01/13/51 3,596,622
2,000,000 Walt Disney Co 3 .800 05/13/60 1,590,646
7,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 6,768,633
3,325,000 Warnermedia Holdings, Inc 4 .054 03/15/29 3,149,889
2,625,000 Warnermedia Holdings, Inc 4 .279 03/15/32 2,331,872
2,750,000 Warnermedia Holdings, Inc 5 .050 03/15/42 2,244,860
9,350,000 Warnermedia Holdings, Inc 5 .141 03/15/52 7,211,418
2,975,000 Warnermedia Holdings, Inc 5 .391 03/15/62 2,279,866
900,000 (a) Weibo Corp 3 .375 07/08/30 826,320
TOTAL MEDIA & ENTERTAINMENT 234,257,189
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
2,150,000 AbbVie, Inc 3 .200 05/14/26 2,122,219
4,000,000 AbbVie, Inc 2 .950 11/21/26 3,915,752
1,950,000 AbbVie, Inc 4 .800 03/15/29 2,006,855
6,750,000 AbbVie, Inc 3 .200 11/21/29 6,455,039
3,000,000 AbbVie, Inc 4 .950 03/15/31 3,119,372
1,500,000 AbbVie, Inc 5 .050 03/15/34 1,566,779
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,250,558
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,918,837
675,000 AbbVie, Inc 4 .300 05/14/36 657,292
3,300,000 AbbVie, Inc 4 .050 11/21/39 3,048,256
2,175,000 AbbVie, Inc 4 .400 11/06/42 2,051,216

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 3,000,000 AbbVie, Inc 5 .350% 03/15/44 $ 3,164,591
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,605,975
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,274,333
925,000 AbbVie, Inc 4 .700 05/14/45 895,102
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,260,666
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,131,854
4,975,000 AbbVie, Inc 4 .250 11/21/49 4,456,212
1,050,000 AbbVie, Inc 5 .400 03/15/54 1,113,375
3,000,000 AbbVie, Inc 5 .500 03/15/64 3,203,242
200,000 Agilent Technologies, Inc 3 .050 09/22/26 195,225
500,000 Agilent Technologies, Inc 2 .750 09/15/29 464,879
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 885,549
1,000,000 Agilent Technologies, Inc 2 .300 03/12/31 876,988
1,000,000 Agilent Technologies, Inc 4 .750 09/09/34 998,339
1,225,000 Amgen, Inc 2 .600 08/19/26 1,191,071
3,250,000 Amgen, Inc 2 .200 02/21/27 3,112,024
775,000 Amgen, Inc 3 .200 11/02/27 754,929
5,000,000 Amgen, Inc 5 .150 03/02/28 5,148,553
1,500,000 Amgen, Inc 1 .650 08/15/28 1,365,693
1,000,000 Amgen, Inc 4 .050 08/18/29 992,979
1,000,000 Amgen, Inc 2 .450 02/21/30 913,333
4,175,000 Amgen, Inc 5 .250 03/02/30 4,356,235
500,000 Amgen, Inc 2 .300 02/25/31 442,877
850,000 Amgen, Inc 3 .350 02/22/32 792,241
1,000,000 Amgen, Inc 4 .200 03/01/33 971,304
2,300,000 Amgen, Inc 5 .250 03/02/33 2,394,473
1,325,000 Amgen, Inc 3 .150 02/21/40 1,057,390
1,500,000 Amgen, Inc 2 .800 08/15/41 1,135,874
126,000 Amgen, Inc 5 .150 11/15/41 126,280
3,900,000 Amgen, Inc 5 .600 03/02/43 4,097,291
2,675,000 Amgen, Inc 4 .400 05/01/45 2,401,121
2,128,000 Amgen, Inc 4 .563 06/15/48 1,928,305
2,575,000 Amgen, Inc 3 .375 02/21/50 1,961,958
2,447,000 Amgen, Inc 4 .663 06/15/51 2,241,186
1,000,000 Amgen, Inc 3 .000 01/15/52 706,557
1,000,000 Amgen, Inc 4 .200 02/22/52 851,274
1,000,000 Amgen, Inc 4 .875 03/01/53 940,283
2,950,000 Amgen, Inc 5 .650 03/02/53 3,103,190
172,000 Amgen, Inc 2 .770 09/01/53 111,765
1,000,000 Amgen, Inc 4 .400 02/22/62 855,825
1,250,000 Amgen, Inc 5 .750 03/02/63 1,319,410
2,000,000 AstraZeneca Finance LLC 1 .200 05/28/26 1,913,550
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 1,027,576
2,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 1,846,561
1,500,000 AstraZeneca Finance LLC 4 .850 02/26/29 1,546,973
1,000,000 AstraZeneca Finance LLC 4 .900 03/03/30 1,038,864
1,500,000 AstraZeneca Finance LLC 4 .900 02/26/31 1,560,709
1,500,000 AstraZeneca Finance LLC 5 .000 02/26/34 1,566,463
1,000,000 AstraZeneca plc 0 .700 04/08/26 952,332
950,000 AstraZeneca plc 3 .125 06/12/27 930,923
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,699,938
1,000,000 AstraZeneca plc 1 .375 08/06/30 859,882
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,221,629
625,000 AstraZeneca plc 4 .000 09/18/42 561,220
500,000 AstraZeneca plc 4 .375 11/16/45 467,745
750,000 AstraZeneca plc 4 .375 08/17/48 698,536
600,000 AstraZeneca plc 2 .125 08/06/50 362,876
1,500,000 AstraZeneca plc 3 .000 05/28/51 1,093,737
149,000 Baxalta, Inc 5 .250 06/23/45 149,149
1,800,000 Biogen, Inc 2 .250 05/01/30 1,607,507
1,375,000 Biogen, Inc 3 .150 05/01/50 950,567
1,346,000 Biogen, Inc 3 .250 02/15/51 946,504
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 200,000 Bio-Rad Laboratories, Inc 3 .300% 03/15/27 $ 195,193
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 486,170
1,000,000 Bristol-Myers Squibb Co 1 .125 11/13/27 918,626
1,275,000 (a) Bristol-Myers Squibb Co 3 .900 02/20/28 1,270,103
2,500,000 Bristol-Myers Squibb Co 4 .900 02/22/29 2,584,216
874,000 Bristol-Myers Squibb Co 3 .400 07/26/29 849,568
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 984,797
1,500,000 Bristol-Myers Squibb Co 5 .750 02/01/31 1,624,554
2,500,000 Bristol-Myers Squibb Co 5 .100 02/22/31 2,617,783
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,276,146
1,250,000 Bristol-Myers Squibb Co 5 .900 11/15/33 1,381,339
3,500,000 (a) Bristol-Myers Squibb Co 5 .200 02/22/34 3,690,996
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,572,650
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 89,431
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 314,168
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 516,937
2,500,000 Bristol-Myers Squibb Co 5 .500 02/22/44 2,648,980
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 447,622
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,646,413
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,424,513
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 955,534
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,648,560
1,250,000 Bristol-Myers Squibb Co 6 .250 11/15/53 1,447,977
3,500,000 Bristol-Myers Squibb Co 5 .550 02/22/54 3,707,846
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 792,870
1,250,000 Bristol-Myers Squibb Co 6 .400 11/15/63 1,470,233
1,500,000 Bristol-Myers Squibb Co 5 .650 02/22/64 1,589,580
200,000 Danaher Corp 4 .375 09/15/45 185,756
400,000 Danaher Corp 2 .600 10/01/50 265,564
750,000 Danaher Corp 2 .800 12/10/51 514,156
950,000 Eli Lilly & Co 3 .100 05/15/27 933,505
1,500,000 Eli Lilly & Co 4 .500 02/09/29 1,536,270
1,500,000 Eli Lilly & Co 4 .200 08/14/29 1,514,368
850,000 Eli Lilly & Co 4 .700 02/27/33 874,453
1,500,000 Eli Lilly & Co 4 .700 02/09/34 1,533,455
1,200,000 Eli Lilly & Co 4 .600 08/14/34 1,218,824
1,300,000 Eli Lilly & Co 2 .250 05/15/50 818,763
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,551,757
1,500,000 Eli Lilly & Co 5 .000 02/09/54 1,525,004
2,000,000 Eli Lilly & Co 5 .050 08/14/54 2,049,324
750,000 Eli Lilly & Co 2 .500 09/15/60 456,355
1,425,000 Eli Lilly & Co 4 .950 02/27/63 1,425,303
1,500,000 Eli Lilly & Co 5 .100 02/09/64 1,532,395
1,500,000 Eli Lilly & Co 5 .200 08/14/64 1,548,126
1,125,000 Gilead Sciences, Inc 3 .650 03/01/26 1,115,917
525,000 Gilead Sciences, Inc 2 .950 03/01/27 511,989
5,815,000 Gilead Sciences, Inc 1 .650 10/01/30 5,020,621
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,582,063
450,000 Gilead Sciences, Inc 4 .600 09/01/35 451,124
1,300,000 Gilead Sciences, Inc 4 .000 09/01/36 1,222,160
325,000 Gilead Sciences, Inc 2 .600 10/01/40 243,247
250,000 Gilead Sciences, Inc 5 .650 12/01/41 268,339
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 990,145
950,000 Gilead Sciences, Inc 4 .500 02/01/45 879,691
925,000 Gilead Sciences, Inc 4 .750 03/01/46 885,239
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,336,155
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,768,261
1,000,000 (a) Gilead Sciences, Inc 5 .550 10/15/53 1,073,443
2,900,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 2,817,107
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 920,870
350,000 (a) GlaxoSmithKline Capital, Inc 5 .375 04/15/34 377,089
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,445,774

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 850,000 GlaxoSmithKline Capital, Inc 4 .200% 03/18/43 $ 777,583
1,000,000 Illumina, Inc 5 .750 12/13/27 1,038,797
1,500,000 Illumina, Inc 2 .550 03/23/31 1,304,069
1,000,000 Johnson & Johnson 2 .450 03/01/26 980,698
2,000,000 Johnson & Johnson 0 .950 09/01/27 1,853,869
1,500,000 Johnson & Johnson 4 .800 06/01/29 1,561,151
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,738,676
850,000 Johnson & Johnson 4 .900 06/01/31 893,263
1,000,000 Johnson & Johnson 4 .375 12/05/33 1,033,618
1,500,000 Johnson & Johnson 4 .950 06/01/34 1,591,984
250,000 Johnson & Johnson 3 .550 03/01/36 233,910
450,000 Johnson & Johnson 3 .625 03/03/37 417,848
250,000 Johnson & Johnson 5 .950 08/15/37 288,460
675,000 Johnson & Johnson 3 .400 01/15/38 605,924
375,000 Johnson & Johnson 5 .850 07/15/38 429,747
1,000,000 Johnson & Johnson 2 .100 09/01/40 727,015
300,000 Johnson & Johnson 4 .500 12/05/43 300,993
1,200,000 Johnson & Johnson 3 .700 03/01/46 1,047,092
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,412,345
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,748,626
1,500,000 Johnson & Johnson 2 .250 09/01/50 970,508
1,500,000 Johnson & Johnson 5 .250 06/01/54 1,624,627
1,000,000 (a) Johnson & Johnson 2 .450 09/01/60 626,890
1,375,000 Merck & Co, Inc 0 .750 02/24/26 1,316,056
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,895,142
1,000,000 Merck & Co, Inc 4 .050 05/17/28 1,008,418
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,383,580
1,000,000 Merck & Co, Inc 4 .300 05/17/30 1,014,772
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,753,289
1,150,000 Merck & Co, Inc 2 .150 12/10/31 1,007,780
1,000,000 (a) Merck & Co, Inc 4 .500 05/17/33 1,016,387
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,349,032
425,000 Merck & Co, Inc 2 .350 06/24/40 311,576
100,000 Merck & Co, Inc 3 .600 09/15/42 84,256
925,000 Merck & Co, Inc 4 .150 05/18/43 844,738
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,257,153
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,539,866
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,387,748
375,000 Merck & Co, Inc 2 .450 06/24/50 240,938
625,000 Merck & Co, Inc 2 .750 12/10/51 422,556
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,385,114
1,100,000 Merck & Co, Inc 2 .900 12/10/61 708,904
1,500,000 Merck & Co, Inc 5 .150 05/17/63 1,532,583
500,000 Mylan, Inc 4 .550 04/15/28 499,018
700,000 Mylan, Inc 5 .200 04/15/48 605,645
3,500,000 Novartis Capital Corp 2 .000 02/14/27 3,360,387
2,300,000 Novartis Capital Corp 3 .100 05/17/27 2,261,435
1,000,000 Novartis Capital Corp 3 .800 09/18/29 993,566
1,000,000 Novartis Capital Corp 2 .200 08/14/30 907,548
1,000,000 Novartis Capital Corp 4 .000 09/18/31 992,048
1,500,000 Novartis Capital Corp 4 .200 09/18/34 1,479,371
400,000 Novartis Capital Corp 3 .700 09/21/42 348,574
1,025,000 Novartis Capital Corp 4 .400 05/06/44 975,536
1,000,000 Novartis Capital Corp 4 .000 11/20/45 896,574
750,000 Novartis Capital Corp 2 .750 08/14/50 528,368
350,000 Novartis Capital Corp 4 .700 09/18/54 342,524
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 5,074,168
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/30 5,123,532
3,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 3,363,684
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,919,883
4,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 4,939,469
4,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 4,622,683
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 350,000 Pfizer, Inc 2 .750% 06/03/26 $ 343,058
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,795,696
950,000 (a) Pfizer, Inc 3 .600 09/15/28 940,898
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,518,810
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,287,366
425,000 Pfizer, Inc 4 .000 12/15/36 404,969
500,000 Pfizer, Inc 4 .100 09/15/38 469,537
875,000 Pfizer, Inc 3 .900 03/15/39 798,326
350,000 Pfizer, Inc 7 .200 03/15/39 437,714
1,250,000 Pfizer, Inc 2 .550 05/28/40 936,815
625,000 Pfizer, Inc 4 .300 06/15/43 578,759
1,100,000 Pfizer, Inc 4 .400 05/15/44 1,046,013
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,662,101
1,200,000 Pfizer, Inc 4 .200 09/15/48 1,065,854
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,822,392
1,000,000 Pfizer, Inc 2 .700 05/28/50 692,995
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 864,052
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 329,059
500,000 Revvity, Inc 3 .300 09/15/29 472,121
1,000,000 Revvity, Inc 2 .550 03/15/31 875,419
300,000 Revvity, Inc 2 .250 09/15/31 256,127
1,000,000 Revvity, Inc 3 .625 03/15/51 748,135
1,000,000 Royalty Pharma plc 5 .150 09/02/29 1,025,691
375,000 Royalty Pharma plc 2 .200 09/02/30 328,389
1,000,000 Royalty Pharma plc 5 .400 09/02/34 1,025,836
1,000,000 Royalty Pharma plc 3 .300 09/02/40 774,314
1,000,000 Royalty Pharma plc 3 .550 09/02/50 724,621
1,000,000 Royalty Pharma plc 3 .350 09/02/51 691,065
500,000 Royalty Pharma plc 5 .900 09/02/54 517,993
500,000 Sanofi 3 .625 06/19/28 495,893
32,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 31,496
2,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 2,153,023
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 622,796
1,000,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 1,043,625
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,593,882
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 1,052,187
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 825,623
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/54 1,050,226
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 700,161
1,000,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 1,050,204
500,000 Thermo Fisher Scientific, Inc 4 .800 11/21/27 513,165
1,000,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 917,766
1,000,000 (a) Thermo Fisher Scientific, Inc 5 .000 01/31/29 1,037,036
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,400,789
1,500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 1,563,273
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 238,442
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 520,690
1,500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 1,569,155
1,000,000 (a) Thermo Fisher Scientific, Inc 5 .200 01/31/34 1,055,655
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,145,035
1,500,000 Thermo Fisher Scientific, Inc 5 .404 08/10/43 1,595,872
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 207,186
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 177,963
1,688,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 1,671,320
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 658,365
400,000 Viatris, Inc 2 .300 06/22/27 376,907
375,000 Viatris, Inc 2 .700 06/22/30 333,234
600,000 Viatris, Inc 3 .850 06/22/40 467,330
1,950,000 Viatris, Inc 4 .000 06/22/50 1,398,379
150,000 Wyeth LLC 6 .500 02/01/34 172,790
275,000 Wyeth LLC 5 .950 04/01/37 304,621
300,000 Zoetis, Inc 4 .500 11/13/25 300,139

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 425,000 Zoetis, Inc 3 .000% 09/12/27 $ 412,104
500,000 Zoetis, Inc 3 .900 08/20/28 496,108
2,000,000 Zoetis, Inc 5 .600 11/16/32 2,141,756
900,000 Zoetis, Inc 4 .700 02/01/43 857,331
650,000 Zoetis, Inc 3 .950 09/12/47 547,154
200,000 Zoetis, Inc 4 .450 08/20/48 181,250
375,000 Zoetis, Inc 3 .000 05/15/50 264,843
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,941,077
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 4 .875 03/01/26 502,307
500,000 CBRE Services, Inc 5 .500 04/01/29 521,417
1,000,000 CBRE Services, Inc 2 .500 04/01/31 873,275
1,000,000 CBRE Services, Inc 5 .950 08/15/34 1,073,970
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,970,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 487,865
500,000 (a) Advanced Micro Devices, Inc 4 .393 06/01/52 465,441
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,165,126
400,000 Analog Devices, Inc 3 .450 06/15/27 394,429
1,000,000 Analog Devices, Inc 1 .700 10/01/28 918,744
600,000 Analog Devices, Inc 2 .100 10/01/31 522,483
500,000 Analog Devices, Inc 5 .050 04/01/34 523,564
300,000 Analog Devices, Inc 2 .800 10/01/41 227,315
1,000,000 Analog Devices, Inc 2 .950 10/01/51 705,879
500,000 Analog Devices, Inc 5 .300 04/01/54 523,366
1,000,000 Applied Materials, Inc 3 .300 04/01/27 984,702
1,500,000 Applied Materials, Inc 4 .800 06/15/29 1,546,462
950,000 Applied Materials, Inc 1 .750 06/01/30 834,181
250,000 Applied Materials, Inc 5 .100 10/01/35 265,267
100,000 Applied Materials, Inc 5 .850 06/15/41 112,429
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,120,220
775,000 Applied Materials, Inc 2 .750 06/01/50 541,664
2,000,000 (c) Broadcom, Inc 1 .950 02/15/28 1,856,955
700,000 Broadcom, Inc 4 .150 02/15/28 699,264
300,000 (c) Broadcom, Inc 4 .000 04/15/29 295,491
1,150,000 Broadcom, Inc 5 .050 07/12/29 1,184,595
1,000,000 Broadcom, Inc 4 .350 02/15/30 998,051
343,000 Broadcom, Inc 4 .150 11/15/30 338,717
1,500,000 (c) Broadcom, Inc 2 .450 02/15/31 1,329,264
2,000,000 Broadcom, Inc 5 .150 11/15/31 2,075,506
1,000,000 Broadcom, Inc 4 .550 02/15/32 999,237
625,000 (c) Broadcom, Inc 4 .150 04/15/32 606,372
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,473,358
1,500,000 (c) Broadcom, Inc 2 .600 02/15/33 1,285,867
5,883,000 (c) Broadcom, Inc 3 .419 04/15/33 5,345,307
2,522,000 (c) Broadcom, Inc 3 .469 04/15/34 2,271,051
1,100,000 Broadcom, Inc 4 .800 10/15/34 1,099,087
6,327,000 (c) Broadcom, Inc 3 .137 11/15/35 5,410,440
4,043,000 (c) Broadcom, Inc 3 .187 11/15/36 3,426,594
3,336,000 (c) Broadcom, Inc 4 .926 05/15/37 3,333,113
850,000 (c) Broadcom, Inc 3 .500 02/15/41 699,038
3,000,000 (c) Broadcom, Inc 3 .750 02/15/51 2,384,591
2,480,000 Intel Corp 2 .600 05/19/26 2,406,550
1,000,000 Intel Corp 3 .750 08/05/27 980,304
2,000,000 Intel Corp 4 .875 02/10/28 2,020,951
1,500,000 Intel Corp 1 .600 08/12/28 1,341,207
1,000,000 Intel Corp 4 .000 08/05/29 976,378
2,500,000 Intel Corp 2 .450 11/15/29 2,250,386
1,000,000 Intel Corp 5 .125 02/10/30 1,021,722
1,500,000 Intel Corp 3 .900 03/25/30 1,442,740
1,500,000 Intel Corp 5 .000 02/21/31 1,523,729
2,000,000 Intel Corp 2 .000 08/12/31 1,670,686
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,000,000 Intel Corp 4 .150% 08/05/32 $ 952,880
250,000 Intel Corp 4 .000 12/15/32 235,444
1,500,000 (a) Intel Corp 5 .200 02/10/33 1,519,720
2,000,000 (a) Intel Corp 5 .150 02/21/34 2,020,727
1,000,000 Intel Corp 2 .800 08/12/41 695,644
1,000,000 Intel Corp 5 .625 02/10/43 993,991
200,000 Intel Corp 4 .100 05/19/46 158,932
675,000 Intel Corp 4 .100 05/11/47 532,066
3,328,000 Intel Corp 3 .734 12/08/47 2,450,083
2,500,000 Intel Corp 3 .250 11/15/49 1,681,636
3,175,000 Intel Corp 4 .750 03/25/50 2,751,384
1,000,000 Intel Corp 3 .050 08/12/51 640,410
1,000,000 Intel Corp 4 .900 08/05/52 877,254
1,500,000 Intel Corp 5 .700 02/10/53 1,477,763
1,550,000 Intel Corp 5 .600 02/21/54 1,510,679
1,000,000 Intel Corp 3 .100 02/15/60 608,214
1,000,000 Intel Corp 5 .050 08/05/62 879,924
1,000,000 Intel Corp 5 .900 02/10/63 1,003,774
300,000 KLA Corp 4 .100 03/15/29 301,431
850,000 KLA Corp 4 .650 07/15/32 869,897
1,000,000 KLA Corp 4 .700 02/01/34 1,020,285
500,000 KLA Corp 5 .000 03/15/49 497,001
1,000,000 KLA Corp 3 .300 03/01/50 756,456
1,500,000 KLA Corp 4 .950 07/15/52 1,490,468
500,000 KLA Corp 5 .250 07/15/62 514,494
150,000 Lam Research Corp 3 .750 03/15/26 149,157
275,000 Lam Research Corp 4 .000 03/15/29 274,775
125,000 Lam Research Corp 1 .900 06/15/30 110,522
825,000 Lam Research Corp 4 .875 03/15/49 806,970
200,000 Lam Research Corp 2 .875 06/15/50 139,736
1,200,000 Lam Research Corp 3 .125 06/15/60 828,276
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 958,036
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 933,308
350,000 Marvell Technology, Inc 4 .875 06/22/28 353,395
1,000,000 Marvell Technology, Inc 5 .950 09/15/33 1,074,655
1,425,000 Microchip Technology, Inc 5 .050 03/15/29 1,463,387
425,000 Micron Technology, Inc 4 .975 02/06/26 427,789
750,000 Micron Technology, Inc 4 .185 02/15/27 747,961
1,000,000 Micron Technology, Inc 5 .375 04/15/28 1,030,240
400,000 Micron Technology, Inc 5 .327 02/06/29 413,311
1,000,000 Micron Technology, Inc 6 .750 11/01/29 1,098,694
500,000 Micron Technology, Inc 4 .663 02/15/30 502,473
500,000 Micron Technology, Inc 5 .300 01/15/31 519,532
1,000,000 Micron Technology, Inc 2 .703 04/15/32 873,592
1,000,000 Micron Technology, Inc 5 .875 02/09/33 1,067,861
1,000,000 Micron Technology, Inc 5 .875 09/15/33 1,069,530
750,000 Micron Technology, Inc 3 .366 11/01/41 581,736
750,000 Micron Technology, Inc 3 .477 11/01/51 549,201
800,000 NVIDIA Corp 3 .200 09/16/26 790,804
1,000,000 NVIDIA Corp 1 .550 06/15/28 924,612
750,000 NVIDIA Corp 2 .850 04/01/30 709,569
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,325,925
1,000,000 NVIDIA Corp 3 .500 04/01/40 883,845
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,696,543
425,000 NXP BV 5 .350 03/01/26 429,175
750,000 NXP BV 3 .875 06/18/26 743,723
300,000 NXP BV 3 .150 05/01/27 291,624
175,000 NXP BV 4 .400 06/01/27 175,493
400,000 NXP BV 5 .550 12/01/28 415,253
750,000 NXP BV 4 .300 06/18/29 746,228
675,000 NXP BV 3 .400 05/01/30 637,629
2,000,000 NXP BV 2 .500 05/11/31 1,752,592

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,000,000 NXP BV 2 .650% 02/15/32 $ 868,431
500,000 NXP BV 5 .000 01/15/33 505,973
875,000 (c) NXP BV 3 .250 05/11/41 682,877
325,000 NXP BV 3 .125 02/15/42 243,820
500,000 NXP BV 3 .250 11/30/51 351,852
2,000,000 Qorvo, Inc 1 .750 12/15/24 1,984,117
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,755,596
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,218,240
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 904,744
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,981,150
1,000,000 (a) QUALCOMM, Inc 5 .400 05/20/33 1,077,441
750,000 QUALCOMM, Inc 4 .650 05/20/35 765,055
650,000 QUALCOMM, Inc 4 .800 05/20/45 636,418
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,387,542
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 920,812
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,133,279
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 286,602
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 881,742
1,500,000 Texas Instruments, Inc 4 .600 02/15/28 1,532,065
750,000 Texas Instruments, Inc 4 .600 02/08/29 769,441
1,000,000 Texas Instruments, Inc 2 .250 09/04/29 922,444
325,000 Texas Instruments, Inc 1 .750 05/04/30 286,971
750,000 Texas Instruments, Inc 3 .650 08/16/32 723,152
1,000,000 Texas Instruments, Inc 4 .900 03/14/33 1,047,634
750,000 Texas Instruments, Inc 4 .850 02/08/34 779,739
350,000 Texas Instruments, Inc 3 .875 03/15/39 324,750
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,406,927
1,000,000 Texas Instruments, Inc 2 .700 09/15/51 676,804
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 1,007,837
750,000 Texas Instruments, Inc 5 .150 02/08/54 770,590
1,050,000 Texas Instruments, Inc 5 .050 05/18/63 1,053,622
550,000 TSMC Arizona Corp 1 .750 10/25/26 522,848
350,000 TSMC Arizona Corp 3 .875 04/22/27 347,956
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 998,447
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 884,710
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 994,417
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 819,059
1,000,000 (a) TSMC Arizona Corp 3 .250 10/25/51 787,039
500,000 TSMC Arizona Corp 4 .500 04/22/52 495,026
1,000,000 Xilinx, Inc 2 .375 06/01/30 907,990
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 155,668,556
SOFTWARE & SERVICES - 0.7%
1,000,000 Adobe, Inc 2 .150 02/01/27 961,405
1,000,000 Adobe, Inc 4 .800 04/04/29 1,033,083
925,000 Adobe, Inc 2 .300 02/01/30 849,959
1,000,000 Adobe, Inc 4 .950 04/04/34 1,042,771
1,000,000 Amdocs Ltd 2 .538 06/15/30 893,217
1,000,000 Atlassian Corp 5 .250 05/15/29 1,033,506
1,000,000 Atlassian Corp 5 .500 05/15/34 1,046,457
450,000 Autodesk, Inc 3 .500 06/15/27 442,371
750,000 Autodesk, Inc 2 .850 01/15/30 696,774
1,000,000 Autodesk, Inc 2 .400 12/15/31 876,377
1,000,000 Booz Allen Hamilton, Inc 5 .950 08/04/33 1,067,346
1,000,000 CGI, Inc 1 .450 09/14/26 945,890
1,000,000 CGI, Inc 2 .300 09/14/31 857,096
1,000,000 DXC Technology Co 1 .800 09/15/26 947,313
1,000,000 Fortinet, Inc 1 .000 03/15/26 953,422
500,000 Genpact Luxembourg Sarl 3 .375 12/01/24 497,973
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 957,345
500,000 Genpact Luxembourg SARL 6 .000 06/04/29 523,611
1,000,000 IBM International Capital Pte Ltd 4 .600 02/05/29 1,017,579
1,000,000 IBM International Capital Pte Ltd 4 .750 02/05/31 1,024,801
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 1,000,000 IBM International Capital Pte Ltd 4 .900% 02/05/34 $ 1,025,803
1,000,000 IBM International Capital Pte Ltd 5 .250 02/05/44 1,018,279
1,000,000 IBM International Capital Pte Ltd 5 .300 02/05/54 1,012,444
350,000 International Business Machines Corp 3 .450 02/19/26 346,438
2,500,000 International Business Machines Corp 3 .300 05/15/26 2,466,345
1,500,000 International Business Machines Corp 2 .200 02/09/27 1,436,445
1,000,000 International Business Machines Corp 1 .700 05/15/27 941,571
1,500,000 International Business Machines Corp 4 .500 02/06/28 1,520,943
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,599,878
2,900,000 International Business Machines Corp 1 .950 05/15/30 2,565,774
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,348,750
1,500,000 (a) International Business Machines Corp 4 .750 02/06/33 1,537,537
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,704,038
19,000 International Business Machines Corp 5 .600 11/30/39 20,459
450,000 International Business Machines Corp 2 .850 05/15/40 346,530
1,060,000 International Business Machines Corp 4 .000 06/20/42 933,184
1,500,000 International Business Machines Corp 4 .700 02/19/46 1,431,227
975,000 International Business Machines Corp 2 .950 05/15/50 675,569
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,122,270
1,000,000 International Business Machines Corp 4 .900 07/27/52 962,466
1,000,000 International Business Machines Corp 5 .100 02/06/53 1,007,681
350,000 Intuit, Inc 1 .350 07/15/27 326,574
1,500,000 Intuit, Inc 5 .125 09/15/28 1,563,061
350,000 Intuit, Inc 1 .650 07/15/30 304,914
1,500,000 Intuit, Inc 5 .200 09/15/33 1,582,299
1,500,000 Intuit, Inc 5 .500 09/15/53 1,612,223
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 713,014
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 694,632
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 659,078
1,000,000 Kyndryl Holdings, Inc 6 .350 02/20/34 1,069,085
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 604,549
100,000 Leidos, Inc 4 .375 05/15/30 98,399
1,000,000 Leidos, Inc 2 .300 02/15/31 868,752
1,000,000 Leidos, Inc 5 .750 03/15/33 1,051,936
2,000,000 Meta Platforms, Inc 4 .300 08/15/29 2,030,831
1,000,000 Meta Platforms, Inc 4 .550 08/15/31 1,022,405
2,000,000 Meta Platforms, Inc 4 .750 08/15/34 2,041,391
2,500,000 Meta Platforms, Inc 5 .550 08/15/64 2,670,174
1,075,000 Microsoft Corp 3 .125 11/03/25 1,064,855
2,925,000 Microsoft Corp 2 .400 08/08/26 2,852,106
475,000 Microsoft Corp 3 .400 09/15/26 471,481
8,739,000 Microsoft Corp 3 .300 02/06/27 8,660,706
300,000 Microsoft Corp 3 .400 06/15/27 298,020
250,000 Microsoft Corp 1 .350 09/15/30 217,644
150,000 Microsoft Corp 3 .500 02/12/35 143,270
1,072,000 Microsoft Corp 3 .450 08/08/36 999,518
300,000 Microsoft Corp 4 .500 06/15/47 295,898
8,038,000 Microsoft Corp 2 .525 06/01/50 5,517,528
2,100,000 Microsoft Corp 2 .500 09/15/50 1,422,888
6,265,000 Microsoft Corp 2 .921 03/17/52 4,599,701
7,374,000 Microsoft Corp 2 .675 06/01/60 4,857,072
1,073,000 Microsoft Corp 3 .041 03/17/62 772,248
3,000,000 Oracle Corp 1 .650 03/25/26 2,883,761
2,884,000 Oracle Corp 2 .650 07/15/26 2,802,914
2,000,000 Oracle Corp 4 .500 05/06/28 2,024,609
4,000,000 Oracle Corp 4 .200 09/27/29 3,991,909
1,500,000 Oracle Corp 6 .150 11/09/29 1,622,694
1,000,000 Oracle Corp 2 .950 04/01/30 929,874
1,500,000 Oracle Corp 4 .650 05/06/30 1,529,589
400,000 Oracle Corp 3 .250 05/15/30 377,264
3,000,000 Oracle Corp 2 .875 03/25/31 2,729,226
1,500,000 Oracle Corp 6 .250 11/09/32 1,659,760

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 1,750,000 Oracle Corp 4 .900% 02/06/33 $ 1,782,398
2,497,000 Oracle Corp 4 .300 07/08/34 2,416,657
4,000,000 Oracle Corp 4 .700 09/27/34 3,989,458
650,000 Oracle Corp 3 .900 05/15/35 600,855
1,225,000 Oracle Corp 3 .850 07/15/36 1,107,830
4,000,000 Oracle Corp 3 .800 11/15/37 3,539,149
100,000 Oracle Corp 6 .500 04/15/38 113,765
470,000 Oracle Corp 6 .125 07/08/39 519,178
675,000 Oracle Corp 3 .600 04/01/40 561,588
325,000 Oracle Corp 5 .375 07/15/40 331,503
2,000,000 Oracle Corp 3 .650 03/25/41 1,653,498
500,000 Oracle Corp 4 .500 07/08/44 451,111
325,000 Oracle Corp 4 .125 05/15/45 275,707
2,025,000 Oracle Corp 4 .000 07/15/46 1,679,818
3,100,000 Oracle Corp 4 .000 11/15/47 2,545,239
7,350,000 Oracle Corp 3 .600 04/01/50 5,595,572
2,000,000 Oracle Corp 3 .950 03/25/51 1,609,606
3,500,000 Oracle Corp 6 .900 11/09/52 4,218,833
2,375,000 Oracle Corp 5 .550 02/06/53 2,430,458
3,000,000 Oracle Corp 5 .375 09/27/54 2,998,168
500,000 Oracle Corp 4 .375 05/15/55 426,753
1,500,000 Oracle Corp 3 .850 04/01/60 1,129,133
2,000,000 Oracle Corp 4 .100 03/25/61 1,573,120
3,000,000 Oracle Corp 5 .500 09/27/64 2,988,471
1,100,000 Roper Technologies, Inc 3 .800 12/15/26 1,093,389
300,000 Roper Technologies, Inc 4 .200 09/15/28 299,816
500,000 Roper Technologies, Inc 2 .950 09/15/29 469,305
475,000 Roper Technologies, Inc 2 .000 06/30/30 417,284
750,000 Roper Technologies, Inc 1 .750 02/15/31 634,671
1,000,000 Roper Technologies, Inc 4 .750 02/15/32 1,011,787
1,500,000 Roper Technologies, Inc 4 .900 10/15/34 1,510,510
925,000 Salesforce, Inc 3 .700 04/11/28 919,866
2,000,000 Salesforce, Inc 1 .500 07/15/28 1,833,265
1,250,000 Salesforce, Inc 1 .950 07/15/31 1,085,247
1,075,000 Salesforce, Inc 2 .700 07/15/41 812,969
1,000,000 Salesforce, Inc 2 .900 07/15/51 697,893
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,344,185
1,000,000 ServiceNow, Inc 1 .400 09/01/30 858,044
750,000 Take-Two Interactive Software, Inc 5 .400 06/12/29 777,158
750,000 Take-Two Interactive Software, Inc 5 .600 06/12/34 786,912
750,000 VeriSign, Inc 2 .700 06/15/31 655,691
1,500,000 VMware, Inc 1 .400 08/15/26 1,421,076
725,000 VMware, Inc 3 .900 08/21/27 717,500
1,500,000 VMware, Inc 1 .800 08/15/28 1,364,330
1,000,000 VMware, Inc 4 .700 05/15/30 1,007,486
1,150,000 VMware, Inc 2 .200 08/15/31 987,786
1,500,000 Workday, Inc 3 .500 04/01/27 1,475,807
1,500,000 Workday, Inc 3 .700 04/01/29 1,464,682
TOTAL SOFTWARE & SERVICES 183,514,306
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
600,000 Amphenol Corp 5 .050 04/05/29 619,129
450,000 Amphenol Corp 4 .350 06/01/29 453,384
1,000,000 Amphenol Corp 2 .800 02/15/30 925,125
1,000,000 Amphenol Corp 2 .200 09/15/31 864,153
600,000 Amphenol Corp 5 .250 04/05/34 626,859
3,000,000 Apple, Inc 0 .700 02/08/26 2,875,979
2,825,000 Apple, Inc 3 .250 02/23/26 2,799,960
1,425,000 Apple, Inc 2 .450 08/04/26 1,390,554
3,250,000 Apple, Inc 2 .050 09/11/26 3,145,162
1,075,000 Apple, Inc 3 .350 02/09/27 1,065,257
275,000 Apple, Inc 3 .200 05/11/27 271,323
3,675,000 Apple, Inc 3 .000 11/13/27 3,601,087
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 3,000,000 Apple, Inc 1 .200% 02/08/28 $ 2,762,666
1,500,000 Apple, Inc 4 .000 05/10/28 1,516,404
2,500,000 Apple, Inc 1 .400 08/05/28 2,293,639
1,000,000 Apple, Inc 3 .250 08/08/29 975,591
1,000,000 Apple, Inc 2 .200 09/11/29 926,829
1,000,000 (a) Apple, Inc 4 .150 05/10/30 1,024,809
2,950,000 Apple, Inc 1 .650 05/11/30 2,617,960
3,000,000 (a) Apple, Inc 1 .250 08/20/30 2,597,705
3,000,000 Apple, Inc 1 .650 02/08/31 2,622,287
2,500,000 (a) Apple, Inc 1 .700 08/05/31 2,167,617
1,000,000 (a) Apple, Inc 3 .350 08/08/32 955,117
1,500,000 (a) Apple, Inc 4 .300 05/10/33 1,547,004
1,600,000 Apple, Inc 4 .500 02/23/36 1,655,703
2,000,000 Apple, Inc 2 .375 02/08/41 1,501,027
350,000 Apple, Inc 3 .850 05/04/43 315,447
750,000 (a) Apple, Inc 4 .450 05/06/44 744,939
1,350,000 Apple, Inc 3 .450 02/09/45 1,133,808
1,000,000 Apple, Inc 4 .375 05/13/45 960,603
1,775,000 Apple, Inc 4 .650 02/23/46 1,762,074
900,000 Apple, Inc 3 .850 08/04/46 791,944
1,175,000 Apple, Inc 4 .250 02/09/47 1,105,477
900,000 Apple, Inc 3 .750 09/12/47 775,462
2,850,000 Apple, Inc 3 .750 11/13/47 2,459,944
3,000,000 Apple, Inc 2 .950 09/11/49 2,221,393
3,350,000 Apple, Inc 2 .650 05/11/50 2,312,285
1,375,000 Apple, Inc 2 .400 08/20/50 910,439
1,000,000 Apple, Inc 2 .650 02/08/51 687,643
1,000,000 Apple, Inc 2 .700 08/05/51 688,879
750,000 Apple, Inc 3 .950 08/08/52 660,980
2,000,000 (a) Apple, Inc 4 .850 05/10/53 2,067,725
25,000 (a) Apple, Inc 2 .550 08/20/60 16,473
2,000,000 Apple, Inc 2 .800 02/08/61 1,336,728
1,000,000 Apple, Inc 2 .850 08/05/61 677,672
750,000 Apple, Inc 4 .100 08/08/62 665,795
425,000 Arrow Electronics, Inc 3 .875 01/12/28 415,078
1,000,000 Arrow Electronics, Inc 5 .150 08/21/29 1,015,548
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 877,789
750,000 Arrow Electronics, Inc 5 .875 04/10/34 777,831
200,000 Avnet, Inc 4 .625 04/15/26 199,886
1,000,000 Avnet, Inc 6 .250 03/15/28 1,051,289
1,000,000 Avnet, Inc 3 .000 05/15/31 879,599
2,000,000 CDW LLC 2 .670 12/01/26 1,924,275
1,000,000 CDW LLC 3 .276 12/01/28 945,960
1,000,000 CDW LLC 5 .100 03/01/30 1,013,529
575,000 CDW LLC 3 .569 12/01/31 526,117
1,000,000 CDW LLC 5 .550 08/22/34 1,023,141
3,000,000 Cisco Systems, Inc 2 .500 09/20/26 2,927,489
2,000,000 Cisco Systems, Inc 4 .800 02/26/27 2,043,769
3,000,000 Cisco Systems, Inc 4 .850 02/26/29 3,102,550
3,000,000 Cisco Systems, Inc 4 .950 02/26/31 3,135,708
3,000,000 Cisco Systems, Inc 5 .050 02/26/34 3,150,602
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,126,754
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,271,223
2,000,000 Cisco Systems, Inc 5 .300 02/26/54 2,121,978
2,000,000 Cisco Systems, Inc 5 .350 02/26/64 2,123,840
200,000 Corning, Inc 4 .700 03/15/37 195,766
100,000 Corning, Inc 5 .750 08/15/40 104,901
200,000 Corning, Inc 4 .750 03/15/42 188,785
300,000 Corning, Inc 5 .350 11/15/48 302,152
500,000 Corning, Inc 3 .900 11/15/49 407,198
825,000 Corning, Inc 4 .375 11/15/57 702,178
200,000 Corning, Inc 5 .850 11/15/68 211,355

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 Corning, Inc 5 .450% 11/15/79 $ 990,547
2,089,000 Dell International LLC 6 .020 06/15/26 2,139,137
1,050,000 Dell International LLC 4 .900 10/01/26 1,060,884
1,000,000 Dell International LLC 5 .250 02/01/28 1,033,039
2,900,000 Dell International LLC 5 .300 10/01/29 3,020,558
750,000 (a) Dell International LLC 5 .750 02/01/33 804,908
1,000,000 Dell International LLC 5 .400 04/15/34 1,043,506
608,000 Dell International LLC 8 .100 07/15/36 757,315
2,000,000 Dell International LLC 3 .375 12/15/41 1,570,855
377,000 Dell International LLC 8 .350 07/15/46 509,807
2,000,000 Dell International LLC 3 .450 12/15/51 1,465,378
500,000 Flex Ltd 3 .750 02/01/26 494,407
500,000 Flex Ltd 6 .000 01/15/28 518,209
1,000,000 Flex Ltd 4 .875 05/12/30 1,001,499
1,000,000 Flex Ltd 5 .250 01/15/32 1,009,376
2,000,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 2,001,687
1,000,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 1,002,015
1,000,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 1,001,086
2,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 2,062,064
1,500,000 Hewlett Packard Enterprise Co 4 .550 10/15/29 1,496,148
1,500,000 Hewlett Packard Enterprise Co 4 .850 10/15/31 1,496,898
2,000,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,980,043
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 245,701
1,175,000 (a) Hewlett Packard Enterprise Co 6 .350 10/15/45 1,290,232
2,000,000 Hewlett Packard Enterprise Co 5 .600 10/15/54 1,963,441
1,000,000 HP, Inc 1 .450 06/17/26 952,958
1,000,000 HP, Inc 3 .000 06/17/27 968,772
500,000 HP, Inc 4 .750 01/15/28 508,897
1,000,000 HP, Inc 4 .000 04/15/29 983,724
1,000,000 HP, Inc 3 .400 06/17/30 947,187
1,000,000 HP, Inc 2 .650 06/17/31 884,304
500,000 HP, Inc 4 .200 04/15/32 484,649
500,000 (a) HP, Inc 5 .500 01/15/33 525,969
975,000 (a) HP, Inc 6 .000 09/15/41 1,047,093
1,000,000 Jabil, Inc 1 .700 04/15/26 957,800
1,000,000 Jabil, Inc 4 .250 05/15/27 993,067
100,000 (a) Jabil, Inc 3 .950 01/12/28 98,227
1,000,000 Jabil, Inc 5 .450 02/01/29 1,029,415
750,000 Jabil, Inc 3 .600 01/15/30 708,591
50,000 Jabil, Inc 3 .000 01/15/31 44,836
1,500,000 Juniper Networks, Inc 1 .200 12/10/25 1,437,090
600,000 Keysight Technologies, Inc 4 .600 04/06/27 603,885
500,000 Keysight Technologies, Inc 3 .000 10/30/29 466,851
450,000 Motorola Solutions, Inc 4 .600 02/23/28 454,661
1,000,000 Motorola Solutions, Inc 5 .000 04/15/29 1,025,848
500,000 Motorola Solutions, Inc 4 .600 05/23/29 504,475
600,000 Motorola Solutions, Inc 2 .300 11/15/30 529,365
2,250,000 Motorola Solutions, Inc 2 .750 05/24/31 2,012,810
500,000 Motorola Solutions, Inc 5 .600 06/01/32 528,646
1,000,000 Motorola Solutions, Inc 5 .400 04/15/34 1,043,616
200,000 Motorola Solutions, Inc 5 .500 09/01/44 205,170
500,000 NetApp, Inc 2 .375 06/22/27 476,650
750,000 NetApp, Inc 2 .700 06/22/30 680,976
1,000,000 TD SYNNEX Corp 1 .750 08/09/26 949,870
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 921,952
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 856,812
1,000,000 TD SYNNEX Corp 6 .100 04/12/34 1,058,216
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,916,131
625,000 Trimble, Inc 4 .900 06/15/28 634,102
1,000,000 Trimble, Inc 6 .100 03/15/33 1,079,347
1,000,000 Vontier Corp 1 .800 04/01/26 957,408
1,000,000 Vontier Corp 2 .400 04/01/28 918,904
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 Vontier Corp 2 .950% 04/01/31 $ 870,003
1,000,000 Western Digital Corp 2 .850 02/01/29 911,686
1,000,000 Western Digital Corp 3 .100 02/01/32 861,037
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 164,864,070
TELECOMMUNICATION SERVICES - 1.0%
2,000,000 America Movil SAB de C.V. 3 .625 04/22/29 1,938,161
2,000,000 America Movil SAB de C.V. 2 .875 05/07/30 1,846,630
1,000,000 America Movil SAB de C.V. 4 .700 07/21/32 1,002,991
440,000 America Movil SAB de C.V. 6 .125 03/30/40 478,749
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,470,708
1,500,000 (a) America Movil SAB de C.V. 4 .375 04/22/49 1,341,404
10,000,000 AT&T, Inc 1 .700 03/25/26 9,625,684
1,000,000 AT&T, Inc 2 .950 07/15/26 978,992
1,000,000 AT&T, Inc 2 .300 06/01/27 954,937
1,150,000 AT&T, Inc 1 .650 02/01/28 1,060,133
4,375,000 AT&T, Inc 4 .350 03/01/29 4,401,464
1,000,000 AT&T, Inc 4 .300 02/15/30 998,784
3,000,000 AT&T, Inc 2 .250 02/01/32 2,575,029
10,855,000 AT&T, Inc 2 .550 12/01/33 9,149,544
4,500,000 AT&T, Inc 5 .400 02/15/34 4,721,726
1,825,000 AT&T, Inc 4 .500 05/15/35 1,777,136
3,000,000 AT&T, Inc 3 .500 06/01/41 2,455,200
300,000 AT&T, Inc 4 .650 06/01/44 272,556
2,000,000 AT&T, Inc 3 .650 06/01/51 1,533,658
10,860,000 AT&T, Inc 3 .500 09/15/53 7,978,558
8,857,000 AT&T, Inc 3 .550 09/15/55 6,478,316
9,844,000 AT&T, Inc 3 .800 12/01/57 7,453,230
8,523,000 AT&T, Inc 3 .650 09/15/59 6,183,915
1,000,000 AT&T, Inc 3 .850 06/01/60 757,154
1,000,000 Bell Telephone Co of Canada or Bell Canada 2 .150 02/15/32 846,962
500,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 510,878
1,000,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 1,028,198
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 665,138
750,000 Bell Telephone Co of Canada or Bell Canada 4 .300 07/29/49 648,765
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 03/17/51 769,962
450,000 Bell Telephone Co of Canada or Bell Canada 3 .200 02/15/52 317,318
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 08/15/52 770,876
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .550 02/15/54 1,044,564
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,798,039
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,799,509
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,455,853
745,000 Orange S.A. 9 .000 03/01/31 921,786
900,000 Orange S.A. 5 .375 01/13/42 911,799
1,725,000 Orange S.A. 5 .500 02/06/44 1,788,640
1,713,000 Rogers Communications, Inc 3 .625 12/15/25 1,693,607
200,000 Rogers Communications, Inc 2 .900 11/15/26 194,402
2,000,000 Rogers Communications, Inc 3 .200 03/15/27 1,947,134
1,000,000 Rogers Communications, Inc 5 .000 02/15/29 1,020,502
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,391,736
1,500,000 Rogers Communications, Inc 5 .300 02/15/34 1,526,038
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 898,488
125,000 Rogers Communications, Inc 4 .500 03/15/43 110,561
300,000 Rogers Communications, Inc 5 .450 10/01/43 298,063
600,000 Rogers Communications, Inc 5 .000 03/15/44 569,757
150,000 Rogers Communications, Inc 4 .300 02/15/48 125,913
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,267,233
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 979,252
2,000,000 Rogers Communications, Inc 4 .550 03/15/52 1,731,873
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,183,634
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,479,841
1,000,000 Sprint LLC 7 .625 03/01/26 1,032,950
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 720,086

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 1,200,000 Telefonica Emisiones S.A. 4 .665% 03/06/38 $ 1,124,863
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 2,015,770
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 1,068,121
900,000 Telefonica Emisiones S.A. 5 .520 03/01/49 890,379
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,493,620
567,000 Telefonica Europe BV 8 .250 09/15/30 667,433
325,000 TELUS Corp 2 .800 02/16/27 313,468
300,000 TELUS Corp 3 .700 09/15/27 294,615
1,000,000 (a) TELUS Corp 3 .400 05/13/32 915,355
500,000 TELUS Corp 4 .600 11/16/48 439,826
750,000 TELUS Corp 4 .300 06/15/49 626,010
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,684,700
325,000 T-Mobile US, Inc 6 .000 06/15/54 358,080
4,000,000 T-Mobile USA, Inc 1 .500 02/15/26 3,846,549
1,000,000 T-Mobile USA, Inc 2 .625 04/15/26 974,525
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,951,931
3,500,000 T-Mobile USA, Inc 2 .050 02/15/28 3,260,485
1,500,000 T-Mobile USA, Inc 4 .950 03/15/28 1,534,339
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 1,018,917
2,000,000 T-Mobile USA, Inc 4 .850 01/15/29 2,042,077
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 931,502
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 920,974
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 959,759
1,000,000 T-Mobile USA, Inc 4 .200 10/01/29 995,653
825,000 T-Mobile USA, Inc 3 .875 04/15/30 802,288
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,336,957
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,294,199
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 882,025
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 4,145,032
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,460,615
1,150,000 T-Mobile USA, Inc 5 .150 04/15/34 1,184,717
2,000,000 T-Mobile USA, Inc 4 .700 01/15/35 1,992,987
650,000 T-Mobile USA, Inc 4 .375 04/15/40 599,379
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 1,036,796
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,446,626
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,814,866
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,829,963
4,000,000 T-Mobile USA, Inc 5 .650 01/15/53 4,205,765
575,000 T-Mobile USA, Inc 5 .500 01/15/55 595,638
3,000,000 T-Mobile USA, Inc 5 .250 06/15/55 2,985,160
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 1,090,431
2,000,000 T-Mobile USA, Inc 5 .800 09/15/62 2,122,070
1,000,000 Verizon Communications, Inc 0 .850 11/20/25 960,855
1,000,000 Verizon Communications, Inc 1 .450 03/20/26 959,101
1,000,000 Verizon Communications, Inc 4 .125 03/16/27 998,564
2,625,000 Verizon Communications, Inc 3 .000 03/22/27 2,559,439
5,000,000 Verizon Communications, Inc 2 .100 03/22/28 4,665,173
4,641,000 Verizon Communications, Inc 4 .329 09/21/28 4,666,164
350,000 Verizon Communications, Inc 3 .875 02/08/29 345,291
9,005,000 Verizon Communications, Inc 4 .016 12/03/29 8,873,676
200,000 Verizon Communications, Inc 3 .150 03/22/30 188,468
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,329,868
1,533,000 Verizon Communications, Inc 1 .680 10/30/30 1,311,352
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,559,261
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,352,836
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 9,782,800
2,000,000 Verizon Communications, Inc 5 .050 05/09/33 2,064,166
1,000,000 (c) Verizon Communications, Inc 4 .780 02/15/35 998,564
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,473,623
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,102,528
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 752,102
150,000 Verizon Communications, Inc 4 .000 03/22/50 124,998
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 4,000,000 Verizon Communications, Inc 2 .875% 11/20/50 $ 2,712,707
5,225,000 Verizon Communications, Inc 3 .550 03/22/51 4,046,113
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 819,736
1,500,000 Verizon Communications, Inc 5 .500 02/23/54 1,572,479
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 5,748,462
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,290,801
6,000,000 Verizon Communications, Inc 3 .700 03/22/61 4,540,810
683,000 Vodafone Group plc 6 .150 02/27/37 752,661
1,000,000 Vodafone Group plc 4 .875 06/19/49 919,185
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,251,521
825,000 Vodafone Group plc 5 .625 02/10/53 839,767
3,000,000 Vodafone Group plc 5 .750 06/28/54 3,105,740
500,000 (a) Vodafone Group plc 5 .125 06/19/59 465,506
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,513,893
1,500,000 Vodafone Group plc 5 .875 06/28/64 1,547,095
TOTAL TELECOMMUNICATION SERVICES 261,233,786
TRANSPORTATION - 0.5%
357,101 American Airlines 2 .875 07/11/34 311,159
300,000 Burlington Northern Santa Fe LLC 3 .000 04/01/25 297,378
700,000 Burlington Northern Santa Fe LLC 3 .650 09/01/25 696,382
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 721,265
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 253,777
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 187,409
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 281,943
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 516,825
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 496,338
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 566,510
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,138,550
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 191,791
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 979,616
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 351,872
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,460,410
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 902,893
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 598,611
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 540,426
4,000,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 3,025,819
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 926,652
1,500,000 Burlington Northern Santa Fe LLC 5 .200 04/15/54 1,550,555
1,500,000 Burlington Northern Santa Fe LLC 5 .500 03/15/55 1,617,911
200,000 Canadian National Railway Co 2 .950 11/21/24 199,337
200,000 Canadian National Railway Co 6 .900 07/15/28 219,969
500,000 Canadian National Railway Co 3 .850 08/05/32 482,953
500,000 Canadian National Railway Co 5 .850 11/01/33 551,623
200,000 Canadian National Railway Co 6 .250 08/01/34 228,100
1,000,000 Canadian National Railway Co 4 .375 09/18/34 992,263
250,000 Canadian National Railway Co 3 .500 11/15/42 201,158
100,000 Canadian National Railway Co 4 .500 11/07/43 91,697
650,000 Canadian National Railway Co 3 .200 08/02/46 500,676
725,000 Canadian National Railway Co 3 .650 02/03/48 598,212
325,000 Canadian National Railway Co 4 .450 01/20/49 301,733
400,000 Canadian National Railway Co 2 .450 05/01/50 257,834
1,500,000 Canadian National Railway Co 4 .400 08/05/52 1,385,027
500,000 Canadian National Railway Co 6 .125 11/01/53 593,387
100,000 Canadian Pacific Railway Co 3 .125 06/01/26 97,793
2,000,000 Canadian Pacific Railway Co 1 .750 12/02/26 1,902,895
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 298,452
500,000 Canadian Pacific Railway Co 2 .875 11/15/29 469,678
100,000 Canadian Pacific Railway Co 2 .050 03/05/30 89,503
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 231,525
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 527,963
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 271,864
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 368,963

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 100,000 Canadian Pacific Railway Co 4 .300% 05/15/43 $ 90,337
175,000 Canadian Pacific Railway Co 4 .950 08/15/45 169,513
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 750,177
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 388,968
2,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 1,427,710
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 404,021
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,403,868
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 397,617
200,000 CSX Corp 3 .350 11/01/25 198,023
1,200,000 CSX Corp 2 .600 11/01/26 1,167,011
825,000 CSX Corp 4 .250 03/15/29 831,368
600,000 CSX Corp 2 .400 02/15/30 549,384
850,000 CSX Corp 4 .100 11/15/32 836,206
2,000,000 (a) CSX Corp 5 .200 11/15/33 2,108,778
100,000 CSX Corp 6 .000 10/01/36 111,465
200,000 CSX Corp 6 .150 05/01/37 225,699
400,000 CSX Corp 5 .500 04/15/41 421,081
350,000 CSX Corp 4 .400 03/01/43 322,598
600,000 CSX Corp 4 .100 03/15/44 533,857
800,000 CSX Corp 3 .800 11/01/46 669,637
1,050,000 CSX Corp 4 .300 03/01/48 942,424
850,000 CSX Corp 4 .750 11/15/48 816,486
500,000 CSX Corp 4 .500 03/15/49 462,740
600,000 CSX Corp 3 .350 09/15/49 457,014
1,000,000 CSX Corp 3 .800 04/15/50 823,313
200,000 CSX Corp 3 .950 05/01/50 168,859
800,000 CSX Corp 2 .500 05/15/51 513,050
750,000 CSX Corp 4 .500 11/15/52 693,332
300,000 CSX Corp 4 .500 08/01/54 276,155
625,000 CSX Corp 4 .900 03/15/55 614,171
150,000 CSX Corp 4 .250 11/01/66 126,941
800,000 CSX Corp 4 .650 03/01/68 732,427
500,000 FedEx Corp 3 .250 04/01/26 492,740
500,000 FedEx Corp 4 .200 10/17/28 500,721
1,000,000 FedEx Corp 3 .100 08/05/29 950,591
500,000 FedEx Corp 4 .250 05/15/30 499,897
1,500,000 FedEx Corp 2 .400 05/15/31 1,327,246
1,000,000 FedEx Corp 4 .900 01/15/34 1,020,426
200,000 FedEx Corp 3 .900 02/01/35 186,247
3,000,000 (a) FedEx Corp 3 .250 05/15/41 2,336,826
275,000 FedEx Corp 5 .100 01/15/44 267,966
1,100,000 FedEx Corp 4 .750 11/15/45 1,010,919
600,000 FedEx Corp 4 .550 04/01/46 535,070
450,000 FedEx Corp 4 .400 01/15/47 392,897
900,000 FedEx Corp 4 .050 02/15/48 743,272
500,000 FedEx Corp 4 .950 10/17/48 470,248
1,500,000 (a) FedEx Corp 5 .250 05/15/50 1,479,645
200,000 FedEx Corp 4 .500 02/01/65 167,772
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 950,760
1,000,000 GXO Logistics, Inc 6 .250 05/06/29 1,052,446
1,000,000 GXO Logistics, Inc 6 .500 05/06/34 1,063,855
500,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 496,966
350,000 Kirby Corp 4 .200 03/01/28 346,217
350,000 Norfolk Southern Corp 2 .900 06/15/26 342,846
300,000 Norfolk Southern Corp 3 .150 06/01/27 292,539
700,000 Norfolk Southern Corp 3 .800 08/01/28 693,256
1,000,000 Norfolk Southern Corp 5 .050 08/01/30 1,040,882
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 911,071
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 997,216
500,000 Norfolk Southern Corp 5 .550 03/15/34 536,322
16,000 Norfolk Southern Corp 4 .837 10/01/41 15,662
300,000 Norfolk Southern Corp 4 .450 06/15/45 274,868
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 200,000 Norfolk Southern Corp 4 .650% 01/15/46 $ 187,844
303,000 Norfolk Southern Corp 3 .942 11/01/47 252,055
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,252,318
500,000 Norfolk Southern Corp 4 .100 05/15/49 424,488
500,000 Norfolk Southern Corp 3 .400 11/01/49 375,622
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 704,423
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 673,616
175,000 Norfolk Southern Corp 4 .050 08/15/52 146,047
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 785,596
300,000 Norfolk Southern Corp 4 .550 06/01/53 272,344
1,000,000 Norfolk Southern Corp 5 .350 08/01/54 1,027,394
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 810,614
200,000 Norfolk Southern Corp 5 .950 03/15/64 221,465
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 756,619
500,000 Ryder System, Inc 3 .350 09/01/25 494,190
1,000,000 Ryder System, Inc 1 .750 09/01/26 951,089
500,000 Ryder System, Inc 2 .900 12/01/26 485,290
1,000,000 Ryder System, Inc 2 .850 03/01/27 966,928
1,000,000 Ryder System, Inc 5 .650 03/01/28 1,042,087
1,500,000 Ryder System, Inc 5 .375 03/15/29 1,557,151
500,000 Ryder System, Inc 5 .500 06/01/29 521,429
1,000,000 Ryder System, Inc 4 .950 09/01/29 1,019,709
200,000 Southwest Airlines Co 3 .000 11/15/26 194,174
1,000,000 Southwest Airlines Co 5 .125 06/15/27 1,018,435
200,000 Southwest Airlines Co 3 .450 11/16/27 193,427
300,000 Southwest Airlines Co 2 .625 02/10/30 271,802
1,500,000 Uber Technologies, Inc 4 .300 01/15/30 1,494,676
1,500,000 Uber Technologies, Inc 4 .800 09/15/34 1,497,922
1,500,000 Uber Technologies, Inc 5 .350 09/15/54 1,487,699
200,000 Union Pacific Corp 3 .250 01/15/25 198,966
500,000 Union Pacific Corp 3 .750 07/15/25 497,355
200,000 Union Pacific Corp 3 .250 08/15/25 198,273
300,000 Union Pacific Corp 2 .750 03/01/26 294,453
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,242,859
1,000,000 Union Pacific Corp 2 .800 02/14/32 909,806
500,000 Union Pacific Corp 4 .500 01/20/33 505,437
100,000 Union Pacific Corp 3 .375 02/01/35 91,226
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,172,580
100,000 Union Pacific Corp 3 .600 09/15/37 89,735
500,000 Union Pacific Corp 3 .550 08/15/39 436,637
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,215,319
500,000 Union Pacific Corp 3 .375 02/14/42 410,377
200,000 Union Pacific Corp 3 .350 08/15/46 155,735
300,000 Union Pacific Corp 4 .000 04/15/47 257,630
4,000,000 Union Pacific Corp 3 .250 02/05/50 3,018,931
1,070,000 Union Pacific Corp 3 .799 10/01/51 882,075
500,000 Union Pacific Corp 2 .950 03/10/52 351,376
1,000,000 Union Pacific Corp 3 .500 02/14/53 779,110
1,000,000 Union Pacific Corp 4 .950 05/15/53 1,002,112
200,000 Union Pacific Corp 3 .875 02/01/55 165,154
300,000 Union Pacific Corp 3 .950 08/15/59 245,198
1,000,000 Union Pacific Corp 3 .839 03/20/60 798,991
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,110,967
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,292,156
200,000 Union Pacific Corp 4 .100 09/15/67 163,921
500,000 Union Pacific Corp 3 .750 02/05/70 378,552
500,000 Union Pacific Corp 3 .799 04/06/71 384,809
500,000 Union Pacific Corp 3 .850 02/14/72 388,264
625,000 United Airlines 2024- Class AA Pass Through Trust 5 .450 08/15/38 650,437
1,000,000 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 1,030,219
125,000 United Parcel Service, Inc 2 .400 11/15/26 121,079
875,000 United Parcel Service, Inc 3 .050 11/15/27 851,100

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 500,000 United Parcel Service, Inc 3 .400% 03/15/29 $ 487,900
500,000 United Parcel Service, Inc 2 .500 09/01/29 466,126
750,000 United Parcel Service, Inc 4 .450 04/01/30 764,837
2,000,000 (a) United Parcel Service, Inc 4 .875 03/03/33 2,069,503
1,000,000 United Parcel Service, Inc 5 .150 05/22/34 1,051,043
510,000 United Parcel Service, Inc 6 .200 01/15/38 583,504
450,000 United Parcel Service, Inc 3 .625 10/01/42 375,938
400,000 United Parcel Service, Inc 3 .400 11/15/46 317,639
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,274,204
300,000 United Parcel Service, Inc 4 .250 03/15/49 265,859
500,000 United Parcel Service, Inc 3 .400 09/01/49 387,975
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,694,995
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 1,000,908
800,000 (a) United Parcel Service, Inc 5 .500 05/22/54 853,281
1,000,000 United Parcel Service, Inc 5 .600 05/22/64 1,071,496
TOTAL TRANSPORTATION 126,550,816
UTILITIES - 2.4%
200,000 AEP Texas, Inc 3 .950 06/01/28 197,370
1,000,000 AEP Texas, Inc 5 .450 05/15/29 1,043,028
550,000 AEP Texas, Inc 2 .100 07/01/30 484,623
500,000 AEP Texas, Inc 4 .700 05/15/32 501,779
1,000,000 AEP Texas, Inc 5 .700 05/15/34 1,050,991
200,000 AEP Texas, Inc 3 .800 10/01/47 154,555
100,000 AEP Texas, Inc 4 .150 05/01/49 82,133
850,000 AEP Texas, Inc 3 .450 05/15/51 608,132
1,000,000 AEP Transmission Co LLC 5 .150 04/01/34 1,036,379
600,000 AEP Transmission Co LLC 4 .000 12/01/46 513,656
500,000 AEP Transmission Co LLC 3 .750 12/01/47 405,041
200,000 AEP Transmission Co LLC 4 .250 09/15/48 174,506
300,000 AEP Transmission Co LLC 3 .800 06/15/49 241,040
550,000 AEP Transmission Co LLC 2 .750 08/15/51 363,145
300,000 AEP Transmission Co LLC 5 .400 03/15/53 310,806
600,000 AES Corp 1 .375 01/15/26 575,779
1,000,000 AES Corp 5 .450 06/01/28 1,029,388
675,000 AES Corp 2 .450 01/15/31 584,589
575,000 Alabama Power Co 1 .450 09/15/30 491,976
500,000 Alabama Power Co 5 .850 11/15/33 544,998
200,000 Alabama Power Co 3 .850 12/01/42 171,613
400,000 Alabama Power Co 3 .750 03/01/45 332,966
300,000 Alabama Power Co 4 .300 01/02/46 266,329
350,000 Alabama Power Co 3 .700 12/01/47 282,859
1,000,000 Alabama Power Co 4 .300 07/15/48 887,531
1,000,000 Alabama Power Co 3 .125 07/15/51 711,643
1,000,000 Alabama Power Co 3 .000 03/15/52 702,231
400,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 404,834
2,000,000 Ameren Corp 1 .750 03/15/28 1,838,810
1,000,000 Ameren Corp 5 .000 01/15/29 1,023,673
300,000 Ameren Illinois Co 3 .800 05/15/28 296,710
750,000 Ameren Illinois Co 1 .550 11/15/30 642,143
500,000 Ameren Illinois Co 3 .850 09/01/32 477,883
725,000 Ameren Illinois Co 4 .950 06/01/33 745,847
125,000 Ameren Illinois Co 4 .150 03/15/46 108,944
1,150,000 Ameren Illinois Co 3 .700 12/01/47 937,124
575,000 Ameren Illinois Co 4 .500 03/15/49 528,822
325,000 Ameren Illinois Co 2 .900 06/15/51 222,447
325,000 Ameren Illinois Co 5 .900 12/01/52 361,985
350,000 American Electric Power Co, Inc 3 .200 11/13/27 338,822
700,000 American Electric Power Co, Inc 4 .300 12/01/28 699,220
2,000,000 American Electric Power Co, Inc 5 .200 01/15/29 2,063,934
500,000 American Electric Power Co, Inc 2 .300 03/01/30 449,272
1,000,000 (a) American Electric Power Co, Inc 5 .625 03/01/33 1,055,048
500,000 American Electric Power Co, Inc 6 .950 12/15/54 532,080
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 500,000 (a) American Electric Power Co, Inc 7 .050% 12/15/54 $ 525,648
1,000,000 American Electric Power Co, Inc 3 .875 02/15/62 943,100
200,000 American Water Capital Corp 2 .950 09/01/27 194,201
500,000 American Water Capital Corp 3 .750 09/01/28 492,721
750,000 American Water Capital Corp 3 .450 06/01/29 725,134
100,000 American Water Capital Corp 2 .800 05/01/30 92,786
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,097,346
1,000,000 American Water Capital Corp 5 .150 03/01/34 1,043,020
225,000 American Water Capital Corp 4 .300 12/01/42 205,543
150,000 American Water Capital Corp 4 .300 09/01/45 134,720
100,000 American Water Capital Corp 4 .000 12/01/46 85,640
1,175,000 American Water Capital Corp 3 .750 09/01/47 957,874
500,000 American Water Capital Corp 4 .200 09/01/48 435,661
500,000 American Water Capital Corp 4 .150 06/01/49 430,158
675,000 American Water Capital Corp 3 .450 05/01/50 517,291
1,250,000 American Water Capital Corp 3 .250 06/01/51 917,490
1,000,000 American Water Capital Corp 5 .450 03/01/54 1,050,301
1,000,000 Appalachian Power Co 2 .700 04/01/31 892,512
500,000 Appalachian Power Co 4 .500 08/01/32 493,297
1,000,000 Appalachian Power Co 5 .650 04/01/34 1,051,529
300,000 Appalachian Power Co 4 .500 03/01/49 261,846
775,000 Appalachian Power Co 3 .700 05/01/50 586,209
200,000 Arizona Public Service Co 2 .950 09/15/27 192,711
1,000,000 Arizona Public Service Co 2 .600 08/15/29 924,614
750,000 Arizona Public Service Co 6 .350 12/15/32 824,514
750,000 Arizona Public Service Co 5 .550 08/01/33 781,926
1,000,000 Arizona Public Service Co 5 .700 08/15/34 1,055,728
350,000 Arizona Public Service Co 4 .500 04/01/42 315,742
200,000 Arizona Public Service Co 4 .350 11/15/45 173,698
410,000 Arizona Public Service Co 3 .750 05/15/46 324,595
200,000 Arizona Public Service Co 4 .200 08/15/48 167,333
200,000 Arizona Public Service Co 4 .250 03/01/49 168,408
300,000 Arizona Public Service Co 3 .500 12/01/49 220,646
500,000 Arizona Public Service Co 3 .350 05/15/50 365,298
750,000 Arizona Public Service Co 2 .650 09/15/50 471,148
900,000 Atlantic City Electric Co 4 .000 10/15/28 895,946
425,000 Atlantic City Electric Co 2 .300 03/15/31 373,946
1,000,000 Atmos Energy Corp 2 .625 09/15/29 933,971
750,000 Atmos Energy Corp 1 .500 01/15/31 635,287
175,000 Atmos Energy Corp 5 .450 10/15/32 186,554
1,500,000 Atmos Energy Corp 5 .900 11/15/33 1,648,358
100,000 Atmos Energy Corp 5 .500 06/15/41 104,845
125,000 Atmos Energy Corp 4 .150 01/15/43 111,733
600,000 Atmos Energy Corp 4 .125 10/15/44 530,199
500,000 Atmos Energy Corp 4 .300 10/01/48 441,449
300,000 Atmos Energy Corp 4 .125 03/15/49 256,637
1,500,000 Atmos Energy Corp 2 .850 02/15/52 1,009,053
500,000 Atmos Energy Corp 5 .750 10/15/52 547,236
125,000 Atmos Energy Corp 6 .200 11/15/53 144,091
400,000 (e) Atmos Energy Corp 5 .000 12/15/54 390,686
625,000 Avangrid, Inc 3 .800 06/01/29 607,788
150,000 Avista Corp 4 .350 06/01/48 131,543
550,000 Avista Corp 4 .000 04/01/52 444,791
1,500,000 Baltimore Gas and Electric Co 2 .250 06/15/31 1,318,039
1,000,000 Baltimore Gas and Electric Co 5 .300 06/01/34 1,047,701
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 117,710
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 162,050
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 175,484
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 360,397
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 531,536
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 451,504
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 518,106

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Baltimore Gas and Electric Co 5 .650% 06/01/54 $ 1,075,988
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 170,412
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 2,114,315
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 1,049,336
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,124,189
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 730,904
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 913,958
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 993,853
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 909,981
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,691,666
1,500,000 Black Hills Corp 5 .950 03/15/28 1,574,027
550,000 Black Hills Corp 2 .500 06/15/30 488,361
300,000 Black Hills Corp 4 .350 05/01/33 287,708
1,000,000 Black Hills Corp 6 .150 05/15/34 1,078,817
1,000,000 Black Hills Corp 6 .000 01/15/35 1,064,820
200,000 Black Hills Corp 4 .200 09/15/46 167,530
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 193,483
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 292,425
1,500,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 1,559,469
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 241,656
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 115,125
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 509,954
1,000,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 1,035,254
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 248,034
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 102,115
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 650,790
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 388,308
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 101,719
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 1,032,536
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 197,942
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 494,458
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 492,299
1,000,000 CenterPoint Energy Resources Corp 5 .400 03/01/33 1,054,203
1,000,000 CenterPoint Energy Resources Corp 5 .400 07/01/34 1,039,992
700,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 583,244
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 133,414
1,000,000 CenterPoint Energy, Inc 5 .400 06/01/29 1,038,267
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 692,592
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 885,237
500,000 CenterPoint Energy, Inc 3 .700 09/01/49 383,899
500,000 CenterPoint Energy, Inc 6 .850 02/15/55 515,582
500,000 (a) CenterPoint Energy, Inc 7 .000 02/15/55 519,368
425,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 418,314
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 275,152
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 177,472
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 1,000,406
790,000 CMS Energy Corp 3 .450 08/15/27 774,286
1,000,000 CMS Energy Corp 3 .750 12/01/50 873,422
300,000 Commonwealth Edison Co 3 .700 08/15/28 296,058
500,000 Commonwealth Edison Co 2 .200 03/01/30 451,224
1,000,000 Commonwealth Edison Co 3 .150 03/15/32 912,590
1,000,000 Commonwealth Edison Co 4 .900 02/01/33 1,024,856
1,000,000 Commonwealth Edison Co 5 .300 06/01/34 1,053,315
200,000 Commonwealth Edison Co 3 .800 10/01/42 169,529
300,000 Commonwealth Edison Co 4 .700 01/15/44 283,958
100,000 Commonwealth Edison Co 3 .700 03/01/45 82,359
250,000 Commonwealth Edison Co 3 .650 06/15/46 203,330
400,000 Commonwealth Edison Co 3 .750 08/15/47 325,000
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 994,019
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,085,391
500,000 Commonwealth Edison Co 3 .200 11/15/49 360,355
500,000 Commonwealth Edison Co 3 .000 03/01/50 349,358
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Commonwealth Edison Co 3 .125% 03/15/51 $ 712,659
500,000 Commonwealth Edison Co 2 .750 09/01/51 329,959
500,000 Commonwealth Edison Co 5 .300 02/01/53 512,800
500,000 Commonwealth Edison Co 5 .650 06/01/54 537,579
625,000 Connecticut Light and Power Co 3 .200 03/15/27 613,552
400,000 Connecticut Light and Power Co 4 .650 01/01/29 406,745
500,000 Connecticut Light and Power Co 2 .050 07/01/31 431,510
1,000,000 Connecticut Light and Power Co 4 .900 07/01/33 1,023,510
1,000,000 Connecticut Light and Power Co 4 .950 08/15/34 1,028,211
400,000 Connecticut Light and Power Co 4 .300 04/15/44 361,830
250,000 Connecticut Light and Power Co 4 .150 06/01/45 219,426
775,000 Connecticut Light and Power Co 4 .000 04/01/48 661,607
500,000 Connecticut Light and Power Co 5 .250 01/15/53 511,250
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 198,005
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 299,320
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 96,197
2,000,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 1,781,705
1,000,000 Consolidated Edison Co of New York, Inc 5 .200 03/01/33 1,047,582
750,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/34 802,225
1,500,000 Consolidated Edison Co of New York, Inc 5 .375 05/15/34 1,591,374
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 178,538
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 471,489
1,475,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 1,353,858
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 137,168
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 329,425
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 328,081
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 276,949
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 425,343
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 599,226
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 713,192
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,142,512
300,000 Consolidated Edison Co of New York, Inc 5 .900 11/15/53 331,762
800,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 866,399
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 786,460
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 174,701
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 1,048,490
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 352,260
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 764,481
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 643,736
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 747,722
750,000 Constellation Energy Generation LLC 5 .600 03/01/28 782,771
750,000 Constellation Energy Generation LLC 5 .800 03/01/33 804,497
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 1,099,011
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 1,007,497
625,000 Constellation Energy Generation LLC 5 .600 06/15/42 646,545
1,000,000 Constellation Energy Generation LLC 6 .500 10/01/53 1,155,808
1,000,000 Constellation Energy Generation LLC 5 .750 03/15/54 1,058,021
500,000 Consumers Energy Co 4 .650 03/01/28 508,303
250,000 Consumers Energy Co 3 .800 11/15/28 246,765
1,000,000 Consumers Energy Co 4 .900 02/15/29 1,031,506
300,000 Consumers Energy Co 4 .600 05/30/29 306,067
1,000,000 Consumers Energy Co 4 .700 01/15/30 1,024,826
275,000 Consumers Energy Co 3 .600 08/15/32 260,052
500,000 Consumers Energy Co 4 .625 05/15/33 506,047
600,000 Consumers Energy Co 3 .950 07/15/47 512,262
600,000 Consumers Energy Co 4 .050 05/15/48 520,671
350,000 Consumers Energy Co 4 .350 04/15/49 315,958
500,000 Consumers Energy Co 3 .750 02/15/50 410,718
500,000 Consumers Energy Co 3 .100 08/15/50 374,229
150,000 Consumers Energy Co 3 .500 08/01/51 120,904
287,000 Consumers Energy Co 2 .650 08/15/52 191,565
500,000 Consumers Energy Co 4 .200 09/01/52 439,925

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 291,000 Consumers Energy Co 2 .500% 05/01/60 $ 179,867
300,000 Dayton Power & Light Co 3 .950 06/15/49 236,875
200,000 Delmarva Power & Light Co 4 .150 05/15/45 172,896
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 799,458
50,000 Dominion Energy South Carolina, Inc 5 .300 05/15/33 52,387
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 129,841
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 742,238
750,000 Dominion Energy South Carolina, Inc 6 .250 10/15/53 874,246
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 957,734
775,000 Dominion Energy, Inc 3 .600 03/15/27 762,265
500,000 Dominion Energy, Inc 4 .250 06/01/28 500,046
303,000 Dominion Energy, Inc 3 .375 04/01/30 287,176
500,000 Dominion Energy, Inc 2 .250 08/15/31 432,527
500,000 Dominion Energy, Inc 4 .350 08/15/32 494,130
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 1,046,489
475,000 Dominion Energy, Inc 3 .300 04/15/41 367,825
200,000 Dominion Energy, Inc 4 .700 12/01/44 180,643
500,000 Dominion Energy, Inc 4 .600 03/15/49 440,676
500,000 Dominion Energy, Inc 4 .850 08/15/52 463,032
1,200,000 Dominion Energy, Inc 7 .000 06/01/54 1,310,192
1,050,000 Dominion Energy, Inc 6 .875 02/01/55 1,115,174
500,000 DTE Electric Co 1 .900 04/01/28 464,836
1,500,000 DTE Electric Co 3 .000 03/01/32 1,370,411
1,000,000 DTE Electric Co 5 .200 04/01/33 1,047,598
1,000,000 DTE Electric Co 5 .200 03/01/34 1,046,879
200,000 DTE Electric Co 4 .000 04/01/43 175,647
100,000 DTE Electric Co 3 .700 06/01/46 83,865
500,000 DTE Electric Co 3 .750 08/15/47 406,700
1,000,000 DTE Electric Co 4 .050 05/15/48 866,510
525,000 DTE Electric Co 3 .950 03/01/49 444,407
1,000,000 DTE Electric Co 2 .950 03/01/50 705,169
400,000 DTE Electric Co 3 .250 04/01/51 297,469
450,000 DTE Electric Co 3 .650 03/01/52 358,604
920,700 DTE Electric Securitization Funding II LLC 5 .970 03/01/32 977,427
1,000,000 DTE Electric Securitization Funding II LLC 6 .090 09/01/37 1,128,435
1,000,000 DTE Energy Co 1 .050 06/01/25 975,931
1,000,000 DTE Energy Co 5 .100 03/01/29 1,029,760
327,000 DTE Energy Co 3 .400 06/15/29 312,899
500,000 DTE Energy Co 2 .950 03/01/30 461,825
1,000,000 DTE Energy Co 5 .850 06/01/34 1,073,365
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 195,769
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 498,423
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 463,664
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,348,323
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 338,450
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,340,116
1,000,000 Duke Energy Carolinas LLC 4 .850 01/15/34 1,022,813
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 130,164
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 247,856
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 166,427
1,750,000 Duke Energy Carolinas LLC 3 .700 12/01/47 1,401,868
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,249,127
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 725,737
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,133,767
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 1,031,823
1,500,000 Duke Energy Carolinas LLC 5 .400 01/15/54 1,560,548
1,700,000 Duke Energy Corp 2 .650 09/01/26 1,653,041
350,000 Duke Energy Corp 3 .150 08/15/27 340,047
1,000,000 Duke Energy Corp 5 .000 12/08/27 1,024,630
1,000,000 Duke Energy Corp 4 .300 03/15/28 1,000,956
1,000,000 Duke Energy Corp 4 .850 01/05/29 1,020,316
1,000,000 Duke Energy Corp 2 .450 06/01/30 902,092
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Duke Energy Corp 2 .550% 06/15/31 $ 884,023
1,000,000 Duke Energy Corp 5 .750 09/15/33 1,075,493
1,000,000 Duke Energy Corp 5 .450 06/15/34 1,043,637
1,000,000 Duke Energy Corp 3 .300 06/15/41 787,615
300,000 Duke Energy Corp 4 .800 12/15/45 277,966
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,569,033
500,000 Duke Energy Corp 4 .200 06/15/49 418,793
1,000,000 Duke Energy Corp 3 .500 06/15/51 738,481
500,000 Duke Energy Corp 5 .000 08/15/52 473,431
1,000,000 Duke Energy Corp 6 .100 09/15/53 1,094,921
1,000,000 Duke Energy Corp 5 .800 06/15/54 1,055,627
225,000 Duke Energy Corp 6 .450 09/01/54 233,618
750,000 Duke Energy Corp 3 .250 01/15/82 691,888
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,180,241
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 876,046
375,000 Duke Energy Florida LLC 6 .400 06/15/38 428,565
500,000 Duke Energy Florida LLC 3 .400 10/01/46 385,834
300,000 Duke Energy Florida LLC 4 .200 07/15/48 257,612
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 693,255
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,105,688
1,000,000 Duke Energy Indiana LLC 5 .250 03/01/34 1,048,312
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 242,863
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 365,411
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 180,587
500,000 Duke Energy Indiana LLC 5 .400 04/01/53 514,546
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 195,818
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 22,303
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 782,931
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 159,287
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 173,014
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 529,306
1,000,000 Duke Energy Ohio, Inc 5 .550 03/15/54 1,045,550
300,000 Duke Energy Progress LLC 3 .700 09/01/28 296,002
5,357,000 Duke Energy Progress LLC 3 .450 03/15/29 5,215,937
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,287,593
750,000 Duke Energy Progress LLC 5 .250 03/15/33 786,193
1,000,000 Duke Energy Progress LLC 5 .100 03/15/34 1,043,149
400,000 Duke Energy Progress LLC 4 .375 03/30/44 362,436
500,000 Duke Energy Progress LLC 4 .150 12/01/44 438,672
300,000 Duke Energy Progress LLC 4 .200 08/15/45 263,615
500,000 Duke Energy Progress LLC 3 .700 10/15/46 402,342
200,000 Duke Energy Progress LLC 3 .600 09/15/47 157,628
600,000 Duke Energy Progress LLC 2 .500 08/15/50 379,923
500,000 Duke Energy Progress LLC 2 .900 08/15/51 340,233
750,000 Duke Energy Progress LLC 5 .350 03/15/53 776,004
750,000 Edison International 5 .750 06/15/27 773,988
300,000 Edison International 4 .125 03/15/28 297,353
1,000,000 Edison International 5 .250 11/15/28 1,027,439
1,000,000 Edison International 5 .450 06/15/29 1,038,563
500,000 Edison International 6 .950 11/15/29 551,113
200,000 El Paso Electric Co 5 .000 12/01/44 182,593
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,738,062
625,000 Emera US Finance LP 4 .750 06/15/46 556,649
400,000 (a) Enel Americas S.A. 4 .000 10/25/26 396,920
675,000 Enel Chile S.A. 4 .875 06/12/28 678,477
1,000,000 Entergy Arkansas LLC 5 .150 01/15/33 1,039,995
500,000 Entergy Arkansas LLC 5 .300 09/15/33 522,343
1,000,000 Entergy Arkansas LLC 5 .450 06/01/34 1,060,679
200,000 Entergy Arkansas LLC 4 .200 04/01/49 171,195
425,000 Entergy Arkansas LLC 2 .650 06/15/51 271,909
1,000,000 Entergy Arkansas LLC 5 .750 06/01/54 1,077,642
1,000,000 Entergy Corp 1 .900 06/15/28 917,712

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 175,000 Entergy Corp 2 .800% 06/15/30 $ 159,881
625,000 Entergy Corp 2 .400 06/15/31 543,893
500,000 Entergy Corp 3 .750 06/15/50 382,253
650,000 Entergy Corp 7 .125 12/01/54 673,945
200,000 Entergy Louisiana LLC 3 .120 09/01/27 195,131
1,000,000 Entergy Louisiana LLC 1 .600 12/15/30 850,396
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 862,074
500,000 Entergy Louisiana LLC 4 .000 03/15/33 477,919
1,000,000 Entergy Louisiana LLC 5 .350 03/15/34 1,045,954
1,000,000 Entergy Louisiana LLC 5 .150 09/15/34 1,030,213
500,000 Entergy Louisiana LLC 3 .100 06/15/41 382,637
300,000 Entergy Louisiana LLC 4 .200 09/01/48 257,532
300,000 Entergy Louisiana LLC 4 .200 04/01/50 254,312
500,000 Entergy Louisiana LLC 4 .750 09/15/52 462,712
1,000,000 Entergy Louisiana LLC 5 .700 03/15/54 1,064,808
800,000 Entergy Mississippi LLC 3 .850 06/01/49 640,845
475,000 Entergy Mississippi LLC 3 .500 06/01/51 354,250
1,000,000 Entergy Mississippi LLC 5 .850 06/01/54 1,083,396
1,000,000 Entergy Texas, Inc 4 .000 03/30/29 991,682
575,000 Entergy Texas, Inc 1 .750 03/15/31 487,444
200,000 Entergy Texas, Inc 4 .500 03/30/39 189,795
700,000 Entergy Texas, Inc 3 .550 09/30/49 531,951
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 1,068,154
1,000,000 Entergy Texas, Inc 5 .550 09/15/54 1,036,343
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 603,098
125,000 Essential Utilities, Inc 3 .566 05/01/29 121,006
225,000 Essential Utilities, Inc 2 .704 04/15/30 206,161
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 874,932
1,000,000 Essential Utilities, Inc 5 .375 01/15/34 1,034,320
200,000 Essential Utilities, Inc 4 .276 05/01/49 170,681
300,000 Essential Utilities, Inc 3 .351 04/15/50 218,838
500,000 Essential Utilities, Inc 5 .300 05/01/52 496,673
100,000 Evergy Kansas Central, Inc 2 .550 07/01/26 97,413
1,000,000 Evergy Kansas Central, Inc 5 .900 11/15/33 1,078,834
500,000 Evergy Kansas Central, Inc 4 .125 03/01/42 439,045
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 151,183
375,000 Evergy Kansas Central, Inc 3 .250 09/01/49 270,417
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 315,471
1,000,000 Evergy Kansas Central, Inc 5 .700 03/15/53 1,055,209
150,000 Evergy Metro, Inc 2 .250 06/01/30 134,111
500,000 Evergy Metro, Inc 5 .400 04/01/34 522,544
100,000 Evergy Metro, Inc 5 .300 10/01/41 101,494
650,000 Evergy Metro, Inc 4 .200 06/15/47 555,533
100,000 Evergy Metro, Inc 4 .200 03/15/48 85,286
300,000 Evergy Metro, Inc 4 .125 04/01/49 252,553
750,000 Evergy, Inc 2 .900 09/15/29 696,444
100,000 Eversource Energy 0 .800 08/15/25 96,721
1,000,000 Eversource Energy 1 .400 08/15/26 946,912
200,000 Eversource Energy 3 .300 01/15/28 193,093
1,000,000 Eversource Energy 5 .450 03/01/28 1,036,745
300,000 Eversource Energy 4 .250 04/01/29 297,921
100,000 Eversource Energy 1 .650 08/15/30 85,471
1,000,000 Eversource Energy 2 .550 03/15/31 873,151
1,000,000 Eversource Energy 5 .850 04/15/31 1,062,668
1,000,000 Eversource Energy 3 .375 03/01/32 910,314
500,000 Eversource Energy 5 .500 01/01/34 518,981
1,000,000 Eversource Energy 5 .950 07/15/34 1,074,778
600,000 Eversource Energy 3 .450 01/15/50 447,335
1,500,000 Exelon Corp 2 .750 03/15/27 1,451,556
1,000,000 Exelon Corp 5 .150 03/15/28 1,027,575
1,000,000 Exelon Corp 3 .350 03/15/32 927,923
750,000 Exelon Corp 5 .300 03/15/33 782,067
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Exelon Corp 5 .450% 03/15/34 $ 1,048,956
500,000 Exelon Corp 4 .950 06/15/35 500,339
975,000 Exelon Corp 4 .450 04/15/46 867,751
100,000 Exelon Corp 4 .700 04/15/50 91,733
500,000 Exelon Corp 4 .100 03/15/52 412,882
1,000,000 Exelon Corp 5 .600 03/15/53 1,040,703
3,000,000 (c) FirstEnergy Transmission LLC 4 .550 01/15/30 3,026,371
2,500,000 (c) FirstEnergy Transmission LLC 5 .000 01/15/35 2,538,327
750,000 Florida Power & Light Co 5 .050 04/01/28 774,052
750,000 Florida Power & Light Co 4 .400 05/15/28 758,945
1,000,000 Florida Power & Light Co 5 .150 06/15/29 1,043,095
425,000 Florida Power & Light Co 4 .625 05/15/30 435,930
1,000,000 Florida Power & Light Co 2 .450 02/03/32 884,021
750,000 Florida Power & Light Co 5 .100 04/01/33 784,570
150,000 Florida Power & Light Co 4 .800 05/15/33 153,545
1,000,000 Florida Power & Light Co 5 .300 06/15/34 1,060,717
100,000 Florida Power & Light Co 4 .125 02/01/42 90,239
200,000 Florida Power & Light Co 4 .050 06/01/42 178,366
450,000 Florida Power & Light Co 3 .800 12/15/42 385,797
400,000 Florida Power & Light Co 4 .050 10/01/44 354,042
500,000 Florida Power & Light Co 3 .700 12/01/47 408,724
1,675,000 Florida Power & Light Co 3 .950 03/01/48 1,439,053
500,000 Florida Power & Light Co 4 .125 06/01/48 437,010
1,100,000 Florida Power & Light Co 3 .990 03/01/49 938,667
400,000 Florida Power & Light Co 3 .150 10/01/49 293,799
500,000 Florida Power & Light Co 2 .875 12/04/51 346,102
750,000 Florida Power & Light Co 5 .300 04/01/53 783,498
1,000,000 Florida Power & Light Co 5 .600 06/15/54 1,090,534
768,000 Fortis, Inc 3 .055 10/04/26 747,298
100,000 Georgia Power Co 3 .250 04/01/26 98,707
700,000 Georgia Power Co 3 .250 03/30/27 686,286
1,000,000 Georgia Power Co 4 .650 05/16/28 1,018,126
700,000 Georgia Power Co 2 .650 09/15/29 653,428
1,500,000 Georgia Power Co 4 .950 05/17/33 1,541,985
1,500,000 Georgia Power Co 5 .250 03/15/34 1,572,576
625,000 Georgia Power Co 4 .300 03/15/42 568,964
700,000 Georgia Power Co 4 .300 03/15/43 630,040
2,500,000 Georgia Power Co 3 .250 03/15/51 1,844,056
200,000 Gulf Power Co 3 .300 05/30/27 196,601
400,000 Iberdrola International BV 6 .750 07/15/36 470,096
1,000,000 (a) Idaho Power Co 5 .200 08/15/34 1,035,398
425,000 Idaho Power Co 5 .500 03/15/53 439,007
1,000,000 Idaho Power Co 5 .800 04/01/54 1,069,420
500,000 Indiana Michigan Power Co 3 .850 05/15/28 493,849
225,000 Indiana Michigan Power Co 4 .550 03/15/46 203,289
100,000 Indiana Michigan Power Co 3 .750 07/01/47 79,445
300,000 Indiana Michigan Power Co 4 .250 08/15/48 254,539
675,000 Indiana Michigan Power Co 3 .250 05/01/51 483,259
500,000 Indiana Michigan Power Co 5 .625 04/01/53 527,558
1,000,000 Ingersoll Rand, Inc 5 .700 06/15/54 1,066,854
725,000 Interstate Power and Light Co 4 .100 09/26/28 719,967
325,000 Interstate Power and Light Co 3 .600 04/01/29 315,877
125,000 Interstate Power and Light Co 2 .300 06/01/30 111,873
1,000,000 Interstate Power and Light Co 5 .700 10/15/33 1,063,961
200,000 Interstate Power and Light Co 4 .950 09/30/34 203,025
100,000 Interstate Power and Light Co 6 .250 07/15/39 111,326
100,000 Interstate Power and Light Co 3 .700 09/15/46 79,576
300,000 Interstate Power and Light Co 3 .500 09/30/49 224,673
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 696,624
500,000 Interstate Power and Light Co 5 .450 09/30/54 517,017
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 96,670
500,000 IPALCO Enterprises, Inc 5 .750 04/01/34 523,765

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 100,000 ITC Holdings Corp 3 .250% 06/30/26 $ 98,130
900,000 ITC Holdings Corp 3 .350 11/15/27 877,002
1,000,000 Kentucky Utilities Co 5 .450 04/15/33 1,055,375
300,000 Kentucky Utilities Co 4 .375 10/01/45 267,750
400,000 Kentucky Utilities Co 3 .300 06/01/50 293,100
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 1,054,794
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 256,297
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,468,042
575,000 MidAmerican Energy Co 3 .650 04/15/29 564,882
425,000 MidAmerican Energy Co 5 .350 01/15/34 451,110
200,000 MidAmerican Energy Co 4 .800 09/15/43 193,515
200,000 MidAmerican Energy Co 4 .400 10/15/44 182,305
200,000 MidAmerican Energy Co 4 .250 05/01/46 176,607
500,000 MidAmerican Energy Co 3 .950 08/01/47 423,614
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 803,856
300,000 MidAmerican Energy Co 4 .250 07/15/49 265,096
300,000 MidAmerican Energy Co 3 .150 04/15/50 219,694
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 658,087
400,000 MidAmerican Energy Co 5 .850 09/15/54 445,484
250,000 MidAmerican Energy Co 5 .300 02/01/55 258,402
500,000 Mississippi Power Co 3 .950 03/30/28 494,448
750,000 Mississippi Power Co 4 .250 03/15/42 661,658
1,000,000 Mississippi Power Co 3 .100 07/30/51 692,475
300,000 National Fuel Gas Co 5 .200 07/15/25 300,197
300,000 National Fuel Gas Co 5 .500 01/15/26 302,707
200,000 National Fuel Gas Co 3 .950 09/15/27 196,408
200,000 National Fuel Gas Co 4 .750 09/01/28 200,746
1,100,000 National Fuel Gas Co 2 .950 03/01/31 970,912
1,000,000 National Grid plc 5 .602 06/12/28 1,044,171
1,000,000 National Grid plc 5 .809 06/12/33 1,069,435
1,000,000 National Grid plc 5 .418 01/11/34 1,040,765
250,000 National Grid USA 5 .803 04/01/35 262,063
1,000,000 Nevada Power Co 3 .700 05/01/29 979,316
500,000 Nevada Power Co 2 .400 05/01/30 453,162
500,000 Nevada Power Co 3 .125 08/01/50 346,690
500,000 Nevada Power Co 5 .900 05/01/53 542,188
1,000,000 Nevada Power Co 6 .000 03/15/54 1,105,985
1,125,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 1,109,514
1,250,000 NextEra Energy Capital Holdings, Inc 4 .625 07/15/27 1,268,717
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,022,093
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,305,269
2,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 2,050,559
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 290,138
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 419,718
1,500,000 NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,551,108
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,663,563
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 867,537
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 463,200
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,544,154
1,625,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 1,687,776
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 688,757
1,000,000 (a) NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 1,002,055
1,500,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 1,618,638
1,500,000 NextEra Energy Capital Holdings, Inc 6 .700 09/01/54 1,573,503
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,686,179
1,000,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 952,490
1,000,000 NiSource, Inc 3 .490 05/15/27 982,456
1,500,000 NiSource, Inc 5 .250 03/30/28 1,545,122
750,000 NiSource, Inc 5 .200 07/01/29 776,588
750,000 NiSource, Inc 2 .950 09/01/29 702,707
200,000 NiSource, Inc 3 .600 05/01/30 192,042
800,000 NiSource, Inc 1 .700 02/15/31 675,379
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 NiSource, Inc 5 .400% 06/30/33 $ 1,040,560
1,000,000 NiSource, Inc 5 .350 04/01/34 1,038,208
77,000 NiSource, Inc 5 .950 06/15/41 81,878
700,000 NiSource, Inc 5 .250 02/15/43 696,026
450,000 NiSource, Inc 4 .800 02/15/44 422,013
815,000 NiSource, Inc 5 .650 02/01/45 844,737
350,000 NiSource, Inc 4 .375 05/15/47 307,174
500,000 NiSource, Inc 3 .950 03/30/48 409,936
200,000 NiSource, Inc 5 .000 06/15/52 191,845
750,000 NiSource, Inc 6 .950 11/30/54 774,779
750,000 NiSource, Inc 6 .375 03/31/55 764,028
600,000 Northern States Power Co 2 .250 04/01/31 529,771
425,000 Northern States Power Co 5 .350 11/01/39 446,186
175,000 Northern States Power Co 3 .600 05/15/46 141,397
1,950,000 Northern States Power Co 3 .600 09/15/47 1,566,566
325,000 Northern States Power Co 2 .900 03/01/50 227,267
750,000 Northern States Power Co 2 .600 06/01/51 489,930
1,000,000 Northern States Power Co 3 .200 04/01/52 728,839
400,000 Northern States Power Co 4 .500 06/01/52 367,488
500,000 Northern States Power Co 5 .100 05/15/53 504,448
1,000,000 Northern States Power Co 5 .400 03/15/54 1,056,016
1,000,000 Northern States Power Co 5 .650 06/15/54 1,083,590
200,000 NorthWestern Corp 4 .176 11/15/44 172,106
300,000 NSTAR Electric Co 3 .200 05/15/27 293,251
1,000,000 NSTAR Electric Co 1 .950 08/15/31 852,360
1,000,000 NSTAR Electric Co 5 .400 06/01/34 1,055,671
1,100,000 NSTAR Electric Co 3 .100 06/01/51 774,339
350,000 NSTAR Electric Co 4 .550 06/01/52 321,111
500,000 Oglethorpe Power Corp 4 .500 04/01/47 438,464
500,000 Oglethorpe Power Corp 5 .050 10/01/48 473,695
750,000 Oglethorpe Power Corp 3 .750 08/01/50 577,653
500,000 Oglethorpe Power Corp 5 .250 09/01/50 485,340
500,000 Oglethorpe Power Corp 6 .200 12/01/53 546,680
1,000,000 (c) Oglethorpe Power Corp 5 .800 06/01/54 1,051,490
2,000,000 Ohio Power Co 1 .625 01/15/31 1,678,880
750,000 Ohio Power Co 5 .650 06/01/34 792,749
500,000 Ohio Power Co 4 .150 04/01/48 417,528
1,500,000 Ohio Power Co 4 .000 06/01/49 1,229,005
1,000,000 Ohio Power Co 2 .900 10/01/51 657,267
200,000 Oklahoma Gas and Electric Co 3 .800 08/15/28 197,526
500,000 Oklahoma Gas and Electric Co 3 .300 03/15/30 473,220
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 94,544
500,000 Oklahoma Gas and Electric Co 5 .400 01/15/33 525,314
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 170,049
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 162,468
2,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 2,107,600
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 963,581
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 738,100
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,591,974
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 415,615
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 502,435
1,000,000 Oncor Electric Delivery Co LLC 5 .650 11/15/33 1,078,172
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 102,363
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 515,287
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 57,264
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 247,709
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 328,409
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 169,811
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 406,454
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 358,540
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 158,610
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 356,001

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 2,000,000 Oncor Electric Delivery Co LLC 4 .950% 09/15/52 $ 1,948,573
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 167,776
1,000,000 (c) Oncor Electric Delivery Co LLC 5 .550 06/15/54 1,064,060
1,000,000 ONE Gas, Inc 5 .100 04/01/29 1,035,846
100,000 ONE Gas, Inc 2 .000 05/15/30 88,750
500,000 (a) ONE Gas, Inc 4 .250 09/01/32 493,412
100,000 ONE Gas, Inc 4 .658 02/01/44 93,328
500,000 ONE Gas, Inc 4 .500 11/01/48 445,318
2,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 1,962,169
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 511,898
3,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 2,811,441
1,500,000 Pacific Gas and Electric Co 3 .000 06/15/28 1,425,820
500,000 Pacific Gas and Electric Co 6 .100 01/15/29 527,896
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 983,725
500,000 Pacific Gas and Electric Co 5 .550 05/15/29 519,367
3,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,976,825
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,628,456
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,820,938
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 972,028
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 529,120
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 536,756
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,639,513
1,000,000 Pacific Gas and Electric Co 6 .950 03/15/34 1,136,539
1,500,000 (a) Pacific Gas and Electric Co 5 .800 05/15/34 1,585,276
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 676,718
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 776,697
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,266,756
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 1,091,241
2,300,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,665,622
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 947,726
2,000,000 Pacific Gas and Electric Co 6 .750 01/15/53 2,280,345
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 457,799
1,500,000 Pacific Gas and Electric Co 5 .900 10/01/54 1,553,628
500,000 PacifiCorp 3 .500 06/15/29 483,415
500,000 PacifiCorp 2 .700 09/15/30 453,685
1,000,000 PacifiCorp 5 .300 02/15/31 1,040,802
1,000,000 PacifiCorp 5 .450 02/15/34 1,039,366
850,000 PacifiCorp 6 .000 01/15/39 918,923
300,000 PacifiCorp 4 .125 01/15/49 248,809
1,300,000 PacifiCorp 4 .150 02/15/50 1,078,351
250,000 PacifiCorp 3 .300 03/15/51 176,402
2,000,000 PacifiCorp 2 .900 06/15/52 1,293,740
750,000 PacifiCorp 5 .350 12/01/53 742,223
775,000 PacifiCorp 5 .500 05/15/54 778,836
1,000,000 PacifiCorp 5 .800 01/15/55 1,049,132
1,000,000 PECO Energy Co 4 .900 06/15/33 1,026,007
200,000 PECO Energy Co 4 .150 10/01/44 177,673
200,000 PECO Energy Co 3 .700 09/15/47 161,236
1,200,000 PECO Energy Co 3 .900 03/01/48 1,006,764
125,000 PECO Energy Co 3 .000 09/15/49 88,607
100,000 PECO Energy Co 2 .800 06/15/50 67,956
475,000 PECO Energy Co 3 .050 03/15/51 336,438
1,000,000 PECO Energy Co 2 .850 09/15/51 677,412
500,000 PECO Energy Co 4 .600 05/15/52 465,026
500,000 PECO Energy Co 4 .375 08/15/52 449,796
625,000 PECO Energy Co 5 .250 09/15/54 645,932
1,000,000 PG&E Recovery Funding LLC 4 .838 06/01/35 1,024,745
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 526,026
1,000,000 PG&E Recovery Funding LLC 5 .231 06/01/42 1,055,605
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 529,920
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/51 1,058,097
382,057 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 376,194
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 250,000 PG&E WILDFIRE RECOVERY 4 .263% 06/01/36 $ 243,370
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 242,901
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 924,352
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 949,923
418,533 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 416,280
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 503,367
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 521,675
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 763,205
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 760,386
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 882,359
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 523,084
1,000,000 Piedmont Natural Gas Co, Inc 5 .100 02/15/35 1,013,873
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 185,239
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,155,560
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 961,956
500,000 Potomac Electric Power Co 5 .200 03/15/34 523,919
900,000 Potomac Electric Power Co 4 .150 03/15/43 799,167
250,000 Potomac Electric Power Co 5 .500 03/15/54 263,958
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 930,023
1,000,000 PPL Capital Funding, Inc 5 .250 09/01/34 1,029,629
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,546,220
150,000 PPL Electric Utilities Corp 4 .850 02/15/34 153,407
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 177,573
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 243,315
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 426,963
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 175,161
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 376,404
1,000,000 PPL Electric Utilities Corp 5 .250 05/15/53 1,033,827
250,000 Public Service Co of Colorado 3 .700 06/15/28 246,366
1,000,000 Public Service Co of Colorado 1 .900 01/15/31 859,568
1,050,000 Public Service Co of Colorado 1 .875 06/15/31 893,864
275,000 Public Service Co of Colorado 4 .100 06/01/32 268,586
750,000 Public Service Co of Colorado 5 .350 05/15/34 786,605
200,000 Public Service Co of Colorado 3 .800 06/15/47 159,290
100,000 Public Service Co of Colorado 4 .100 06/15/48 84,194
300,000 Public Service Co of Colorado 4 .050 09/15/49 248,377
400,000 Public Service Co of Colorado 3 .200 03/01/50 286,053
350,000 Public Service Co of Colorado 2 .700 01/15/51 227,086
1,000,000 Public Service Co of Colorado 5 .250 04/01/53 1,008,280
500,000 Public Service Co of Colorado 5 .750 05/15/54 541,585
1,200,000 Public Service Co of New Hampshire 2 .200 06/15/31 1,043,556
1,500,000 Public Service Co of New Hampshire 5 .350 10/01/33 1,589,306
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 78,454
500,000 Public Service Co of New Hampshire 5 .150 01/15/53 502,239
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 426,867
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 1,029,574
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 346,618
1,000,000 Public Service Electric and Gas Co 0 .950 03/15/26 955,053
300,000 Public Service Electric and Gas Co 2 .250 09/15/26 289,950
450,000 Public Service Electric and Gas Co 3 .000 05/15/27 438,608
250,000 Public Service Electric and Gas Co 3 .700 05/01/28 246,777
500,000 Public Service Electric and Gas Co 2 .450 01/15/30 458,239
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 852,259
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 232,796
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 507,082
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 1,052,984
500,000 Public Service Electric and Gas Co 5 .200 03/01/34 524,728
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 170,599
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 501,170
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 160,187
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 215,361
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 416,283

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 575,000 Public Service Electric and Gas Co 3 .200% 08/01/49 $ 427,267
500,000 Public Service Electric and Gas Co 3 .150 01/01/50 368,809
175,000 Public Service Electric and Gas Co 2 .700 05/01/50 117,767
425,000 Public Service Electric and Gas Co 2 .050 08/01/50 248,345
2,000,000 Public Service Electric and Gas Co 3 .000 03/01/51 1,417,347
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 203,599
1,500,000 Public Service Electric and Gas Co 5 .450 08/01/53 1,590,106
500,000 Public Service Electric and Gas Co 5 .450 03/01/54 530,844
1,000,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 1,047,378
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 341,917
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 876,448
750,000 Public Service Enterprise Group, Inc 6 .125 10/15/33 816,926
1,000,000 Puget Energy, Inc 2 .379 06/15/28 925,954
1,000,000 Puget Energy, Inc 4 .100 06/15/30 963,365
1,000,000 Puget Sound Energy, Inc 5 .330 06/15/34 1,049,012
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 270,730
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 175,141
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 198,314
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 499,415
1,000,000 Puget Sound Energy, Inc 5 .685 06/15/54 1,077,139
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 781,740
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 565,147
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 432,584
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 244,221
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 256,701
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 634,368
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 473,796
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 780,530
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 1,026,447
1,000,000 San Diego Gas & Electric Co 5 .550 04/15/54 1,056,793
1,525,000 Sempra 3 .250 06/15/27 1,486,611
675,000 Sempra 3 .400 02/01/28 654,544
1,000,000 Sempra 5 .500 08/01/33 1,048,688
825,000 Sempra 3 .800 02/01/38 719,569
125,000 Sempra 6 .000 10/15/39 133,269
850,000 Sempra 4 .000 02/01/48 689,523
1,380,000 Sempra 4 .125 04/01/52 1,312,117
1,000,000 Sempra 6 .400 10/01/54 1,001,882
1,000,000 Sempra 6 .875 10/01/54 1,036,549
869,000 Sierra Pacific Power Co 2 .600 05/01/26 847,662
500,000 Sierra Pacific Power Co 5 .900 03/15/54 547,718
1,000,000 Southern California Edison Co 4 .400 09/06/26 1,007,633
500,000 Southern California Edison Co 4 .700 06/01/27 506,997
750,000 Southern California Edison Co 5 .850 11/01/27 787,772
750,000 Southern California Edison Co 3 .650 03/01/28 734,035
1,000,000 Southern California Edison Co 5 .300 03/01/28 1,034,382
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,050,832
500,000 Southern California Edison Co 4 .200 03/01/29 498,263
1,000,000 Southern California Edison Co 5 .150 06/01/29 1,037,448
600,000 Southern California Edison Co 2 .850 08/01/29 563,317
1,750,000 Southern California Edison Co 2 .250 06/01/30 1,563,571
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,326,394
1,000,000 Southern California Edison Co 5 .450 06/01/31 1,058,100
500,000 Southern California Edison Co 2 .750 02/01/32 444,805
750,000 Southern California Edison Co 5 .950 11/01/32 816,247
575,000 Southern California Edison Co 5 .200 06/01/34 595,994
185,000 Southern California Edison Co 6 .050 03/15/39 202,544
300,000 Southern California Edison Co 4 .500 09/01/40 279,888
825,000 Southern California Edison Co 4 .650 10/01/43 769,789
450,000 Southern California Edison Co 3 .600 02/01/45 354,930
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,619,088
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,414,617
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,500,000 Southern California Edison Co 2 .950% 02/01/51 $ 1,025,476
1,000,000 Southern California Edison Co 3 .650 06/01/51 767,342
500,000 Southern California Edison Co 3 .450 02/01/52 372,050
1,000,000 Southern California Edison Co 5 .700 03/01/53 1,055,181
500,000 Southern California Edison Co 5 .875 12/01/53 542,289
1,500,000 Southern California Edison Co 5 .750 04/15/54 1,604,512
200,000 Southern California Gas Co 2 .600 06/15/26 195,167
1,000,000 Southern California Gas Co 2 .950 04/15/27 973,268
500,000 Southern California Gas Co 2 .550 02/01/30 458,084
1,000,000 Southern California Gas Co 5 .200 06/01/33 1,039,481
500,000 Southern California Gas Co 5 .050 09/01/34 515,594
150,000 Southern California Gas Co 3 .750 09/15/42 125,072
500,000 Southern California Gas Co 4 .125 06/01/48 425,234
300,000 Southern California Gas Co 4 .300 01/15/49 258,597
500,000 Southern California Gas Co 3 .950 02/15/50 408,372
500,000 Southern California Gas Co 6 .350 11/15/52 578,864
1,000,000 Southern California Gas Co 5 .750 06/01/53 1,066,700
1,000,000 Southern California Gas Co 5 .600 04/01/54 1,060,045
2,000,000 Southern Co 5 .113 08/01/27 2,046,283
1,500,000 Southern Co 1 .750 03/15/28 1,376,176
1,000,000 Southern Co 5 .500 03/15/29 1,048,931
2,500,000 Southern Co 3 .700 04/30/30 2,416,265
1,000,000 Southern Co 5 .200 06/15/33 1,036,236
1,250,000 Southern Co 5 .700 03/15/34 1,341,646
1,000,000 Southern Co 4 .850 03/15/35 1,008,061
400,000 Southern Co 4 .250 07/01/36 379,471
800,000 Southern Co 4 .400 07/01/46 717,527
1,000,000 Southern Co 4 .000 01/15/51 985,873
1,500,000 Southern Co 3 .750 09/15/51 1,451,760
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 394,010
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 424,098
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 1,074,961
2,000,000 Southern Co Gas Capital Corp 4 .950 09/15/34 2,020,884
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 246,184
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 82,401
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 782,054
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 120,926
950,000 Southern Power Co 0 .900 01/15/26 908,796
300,000 Southern Power Co 4 .950 12/15/46 282,038
500,000 Southwest Gas Corp 5 .800 12/01/27 519,742
500,000 Southwest Gas Corp 5 .450 03/23/28 515,594
150,000 Southwest Gas Corp 3 .700 04/01/28 146,186
100,000 Southwest Gas Corp 2 .200 06/15/30 88,704
500,000 Southwest Gas Corp 4 .050 03/15/32 475,524
100,000 Southwest Gas Corp 3 .800 09/29/46 79,859
500,000 Southwest Gas Corp 4 .150 06/01/49 404,528
1,000,000 Southwest Gas Corp 3 .180 08/15/51 671,908
675,000 Southwestern Electric Power Co 4 .100 09/15/28 669,484
500,000 Southwestern Electric Power Co 5 .300 04/01/33 516,051
750,000 Southwestern Electric Power Co 3 .850 02/01/48 583,811
750,000 Southwestern Electric Power Co 3 .250 11/01/51 519,121
600,000 Southwestern Public Service Co 4 .500 08/15/41 549,452
300,000 Southwestern Public Service Co 3 .400 08/15/46 222,122
225,000 Southwestern Public Service Co 3 .700 08/15/47 178,113
200,000 Southwestern Public Service Co 4 .400 11/15/48 171,408
750,000 Southwestern Public Service Co 3 .750 06/15/49 588,605
650,000 Southwestern Public Service Co 3 .150 05/01/50 454,131
475,000 Southwestern Public Service Co 6 .000 06/01/54 519,695
500,000 Spire Missouri, Inc 4 .800 02/15/33 508,033
1,000,000 (a) Spire Missouri, Inc 5 .150 08/15/34 1,039,825
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,084,315
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,049,019

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 1,000,000 Tampa Electric Co 4 .900% 03/01/29 $ 1,024,789
1,000,000 (a) Tampa Electric Co 2 .400 03/15/31 878,764
100,000 Tampa Electric Co 4 .100 06/15/42 87,922
175,000 Tampa Electric Co 4 .350 05/15/44 156,952
200,000 Tampa Electric Co 4 .300 06/15/48 173,812
200,000 Tampa Electric Co 4 .450 06/15/49 180,410
575,000 Tampa Electric Co 3 .625 06/15/50 446,017
925,000 Tampa Electric Co 3 .450 03/15/51 693,448
125,000 Tucson Electric Power Co 1 .500 08/01/30 106,741
500,000 Tucson Electric Power Co 5 .200 09/15/34 511,576
200,000 Tucson Electric Power Co 4 .850 12/01/48 186,433
2,000,000 Tucson Electric Power Co 3 .250 05/01/51 1,424,845
500,000 Tucson Electric Power Co 5 .500 04/15/53 511,973
200,000 Union Electric Co 2 .950 06/15/27 194,533
300,000 Union Electric Co 3 .500 03/15/29 291,843
500,000 Union Electric Co 2 .950 03/15/30 468,065
1,000,000 Union Electric Co 2 .150 03/15/32 856,665
1,000,000 Union Electric Co 5 .200 04/01/34 1,045,310
100,000 Union Electric Co 8 .450 03/15/39 134,115
100,000 Union Electric Co 3 .900 09/15/42 85,658
100,000 Union Electric Co 3 .650 04/15/45 80,511
200,000 Union Electric Co 4 .000 04/01/48 168,934
1,000,000 Union Electric Co 3 .250 10/01/49 740,951
675,000 Union Electric Co 2 .625 03/15/51 437,832
125,000 Union Electric Co 3 .900 04/01/52 103,070
325,000 Union Electric Co 5 .450 03/15/53 339,247
1,000,000 Union Electric Co 5 .250 01/15/54 1,013,901
825,000 Union Electric Co 5 .125 03/15/55 822,345
100,000 United Utilities plc 6 .875 08/15/28 108,504
900,000 Virginia Electric and Power Co 2 .950 11/15/26 879,927
1,750,000 Virginia Electric and Power Co 3 .500 03/15/27 1,728,583
500,000 Virginia Electric and Power Co 3 .750 05/15/27 496,145
2,000,000 Virginia Electric and Power Co 3 .800 04/01/28 1,981,076
1,000,000 Virginia Electric and Power Co 2 .875 07/15/29 940,839
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 872,434
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 870,760
750,000 Virginia Electric and Power Co 5 .000 04/01/33 768,250
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 1,041,769
500,000 Virginia Electric and Power Co 5 .000 01/15/34 512,229
1,000,000 Virginia Electric and Power Co 5 .050 08/15/34 1,026,532
250,000 Virginia Electric and Power Co 4 .650 08/15/43 235,513
400,000 Virginia Electric and Power Co 4 .450 02/15/44 362,848
200,000 Virginia Electric and Power Co 4 .200 05/15/45 173,188
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 920,856
700,000 Virginia Electric and Power Co 3 .800 09/15/47 568,576
1,300,000 Virginia Electric and Power Co 4 .600 12/01/48 1,199,011
500,000 Virginia Electric and Power Co 3 .300 12/01/49 363,771
500,000 Virginia Electric and Power Co 2 .450 12/15/50 309,027
500,000 Virginia Electric and Power Co 4 .625 05/15/52 457,704
1,500,000 Virginia Electric and Power Co 5 .450 04/01/53 1,554,574
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 1,069,511
1,000,000 Virginia Electric and Power Co 5 .350 01/15/54 1,022,579
200,000 Virginia Electric and Power Co 5 .550 08/15/54 210,217
490,000 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 496,685
1,000,000 Virginia Power Fuel Securitization LLC 4 .877 05/01/31 1,029,285
200,000 Washington Gas Light Co 3 .796 09/15/46 162,150
700,000 Washington Gas Light Co 3 .650 09/15/49 546,659
365,000 WEC Energy Group, Inc 3 .550 06/15/25 361,736
1,000,000 WEC Energy Group, Inc 5 .150 10/01/27 1,026,427
500,000 WEC Energy Group, Inc 1 .375 10/15/27 459,842
1,000,000 WEC Energy Group, Inc 4 .750 01/15/28 1,015,723
500,000 WEC Energy Group, Inc 1 .800 10/15/30 432,331
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4% (continued)
$ 175,000 Wisconsin Electric Power Co 2 .050% 12/15/24 $ 173,872
1,000,000 Wisconsin Electric Power Co 1 .700 06/15/28 918,237
1,000,000 Wisconsin Electric Power Co 5 .000 05/15/29 1,037,697
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 591,714
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 216,769
1,000,000 Wisconsin Electric Power Co 4 .600 10/01/34 1,002,413
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 177,720
425,000 Wisconsin Electric Power Co 5 .050 10/01/54 422,062
325,000 Wisconsin Power and Light Co 3 .050 10/15/27 315,773
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 474,977
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 480,603
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 153,142
500,000 Wisconsin Power and Light Co 5 .375 03/30/34 523,451
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 173,651
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 191,893
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 221,874
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 367,052
750,000 Xcel Energy, Inc 3 .350 12/01/26 735,046
1,000,000 Xcel Energy, Inc 1 .750 03/15/27 942,316
900,000 Xcel Energy, Inc 4 .000 06/15/28 888,909
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 859,711
1,000,000 Xcel Energy, Inc 5 .450 08/15/33 1,037,465
200,000 Xcel Energy, Inc 4 .800 09/15/41 184,002
500,000 Xcel Energy, Inc 3 .500 12/01/49 368,796
TOTAL UTILITIES 627,878,769
TOTAL CORPORATE BONDS
(Cost $7,009,311,332) 6,651,476,693
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 71.9%
AGENCY SECURITIES - 0.7%
1,750,000 Federal Farm Credit Bank (FFCB) 1 .125 01/06/25 1,734,095
4,000,000 FFCB 1 .750 02/14/25 3,958,107
4,000,000 FFCB 5 .125 10/10/25 4,048,755
2,000,000 FFCB 4 .375 06/23/26 2,024,164
15,000,000 FFCB 4 .625 07/10/26 15,234,663
5,000,000 (a) FFCB 4 .500 08/14/26 5,076,762
4,200,000 FFCB 3 .750 08/16/27 4,214,219
5,000,000 FFCB 1 .650 07/23/35 3,834,740
1,800,000 Federal Home Loan Bank (FHLB) 5 .000 02/28/25 1,802,260
3,000,000 (a) FHLB 4 .625 06/06/25 3,011,096
2,000,000 FHLB 0 .375 09/04/25 1,934,232
3,000,000 FHLB 3 .625 09/04/26 2,996,908
15,000,000 FHLB 4 .625 11/17/26 15,302,085
5,000,000 FHLB 4 .125 01/15/27 5,053,871
5,000,000 FHLB 4 .750 04/09/27 5,138,244
10,000,000 (a) FHLB 4 .000 06/30/28 10,145,022
13,875,000 (a) FHLB 3 .250 11/16/28 13,713,943
10,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .500 02/12/25 9,885,007
6,000,000 FHLMC 0 .375 07/21/25 5,827,490
5,000,000 FHLMC 0 .375 09/23/25 4,826,669
3,000,000 (a) Federal National Mortgage Association (FNMA) 1 .625 01/07/25 2,975,802
4,000,000 FNMA 0 .625 04/22/25 3,919,134
10,000,000 FNMA 0 .375 08/25/25 9,686,545
4,500,000 (a) FNMA 0 .500 11/07/25 4,330,203
4,000,000 FNMA 1 .875 09/24/26 3,859,555
3,000,000 (a) FNMA 0 .750 10/08/27 2,758,746
10,000,000 FNMA 0 .875 08/05/30 8,519,347
5,000,000 FNMA 6 .625 11/15/30 5,785,883
1,000,000 FNMA 5 .625 07/15/37 1,153,747
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 1,284,120
250,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 249,034

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 200,000 PEFCO 3 .250% 06/15/25 $ 198,543
1,000,000 PEFCO 3 .900 10/15/27 1,006,945
2,000,000 (a) Tennessee Valley Authority (TVA) 0 .750 05/15/25 1,956,479
1,425,000 TVA 2 .875 02/01/27 1,399,831
1,000,000 TVA 3 .875 03/15/28 1,009,942
5,000,000 TVA 1 .500 09/15/31 4,289,329
1,500,000 TVA 4 .375 08/01/34 1,529,482
500,000 TVA 5 .880 04/01/36 578,542
500,000 (a) TVA 5 .500 06/15/38 560,041
4,300,000 TVA 3 .500 12/15/42 3,767,803
750,000 TVA 4 .250 09/15/52 696,914
1,750,000 TVA 4 .625 09/15/60 1,728,261
300,000 TVA 4 .250 09/15/65 275,097
TOTAL AGENCY SECURITIES 183,281,657
FOREIGN GOVERNMENT BONDS - 2.9%
5,000,000 African Development Bank 0 .875 03/23/26 4,782,727
3,000,000 African Development Bank 0 .875 07/22/26 2,850,312
1,725,000 African Development Bank 4 .625 01/04/27 1,758,910
2,000,000 African Development Bank 4 .125 02/25/27 2,019,294
4,000,000 African Development Bank 3 .500 09/18/29 3,971,087
2,000,000 Asian Development Bank 1 .500 10/18/24 1,996,706
6,000,000 Asian Development Bank 0 .375 09/03/25 5,795,769
3,000,000 Asian Development Bank 0 .500 02/04/26 2,867,481
5,000,000 Asian Development Bank 1 .000 04/14/26 4,787,914
1,500,000 Asian Development Bank 2 .000 04/24/26 1,457,694
1,000,000 Asian Development Bank 2 .625 01/12/27 977,489
6,000,000 Asian Development Bank 1 .500 01/20/27 5,720,248
500,000 Asian Development Bank 2 .375 08/10/27 483,155
500,000 Asian Development Bank 2 .500 11/02/27 483,586
1,000,000 Asian Development Bank 2 .750 01/19/28 973,399
1,000,000 Asian Development Bank 3 .750 04/25/28 1,004,157
2,500,000 Asian Development Bank 1 .250 06/09/28 2,300,200
75,000 Asian Development Bank 5 .820 06/16/28 80,328
4,000,000 Asian Development Bank 4 .500 08/25/28 4,128,032
2,575,000 Asian Development Bank 3 .125 09/26/28 2,532,757
4,000,000 (a) Asian Development Bank 4 .375 03/06/29 4,119,131
2,000,000 Asian Development Bank 1 .750 09/19/29 1,829,150
3,500,000 Asian Development Bank 1 .875 01/24/30 3,200,068
1,000,000 Asian Development Bank 0 .750 10/08/30 843,357
3,000,000 Asian Development Bank 1 .500 03/04/31 2,621,165
500,000 Asian Development Bank 3 .125 04/27/32 479,572
2,400,000 Asian Development Bank 3 .875 09/28/32 2,421,705
2,000,000 Asian Development Bank 4 .000 01/12/33 2,019,192
1,000,000 Asian Development Bank 3 .875 06/14/33 1,001,523
3,000,000 Asian Development Bank 4 .125 01/12/34 3,056,694
3,000,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 2,867,169
2,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 2,041,434
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 2,004,098
2,000,000 (a) Asian Infrastructure Investment Bank 4 .000 01/18/28 2,025,289
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 1,019,240
4,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 4,109,133
1,000,000 Canada Government International Bond 0 .750 05/19/26 951,774
3,620,000 Canada Government International Bond 3 .750 04/26/28 3,636,250
5,000,000 Canada Government International Bond 4 .625 04/30/29 5,207,443
600,000 Chile Government International Bond 2 .750 01/31/27 579,486
1,000,000 Chile Government International Bond 4 .850 01/22/29 1,020,853
3,500,000 Chile Government International Bond 2 .550 01/27/32 3,088,760
1,000,000 Chile Government International Bond 2 .550 07/27/33 855,471
2,600,000 Chile Government International Bond 3 .500 01/31/34 2,388,827
5,408,529 Chile Government International Bond 4 .950 01/05/36 5,476,168
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,325,422
1,000,000 Chile Government International Bond 4 .340 03/07/42 912,302
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,613,000 Chile Government International Bond 3 .500% 01/25/50 $ 2,005,359
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,132,746
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,514,588
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,661,833
750,000 Chile Government International Bond 3 .250 09/21/71 500,124
1,125,000 Corp Andina de Fomento 1 .250 10/26/24 1,121,762
1,000,000 Corp Andina de Fomento 1 .625 09/23/25 972,659
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,008,755
1,000,000 Corp Andina de Fomento 4 .750 04/01/26 1,006,860
1,000,000 Corp Andina de Fomento 6 .000 04/26/27 1,045,591
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,891,457
1,000,000 Council Of Europe Development Bank 4 .625 06/11/27 1,024,868
1,500,000 Council Of Europe Development Bank 3 .625 01/26/28 1,497,993
3,000,000 European Bank for Reconstruction & Development 0 .500 11/25/25 2,881,290
2,000,000 European Bank for Reconstruction & Development 0 .500 01/28/26 1,911,412
3,430,000 European Bank for Reconstruction & Development 4 .125 01/25/29 3,493,541
2,000,000 European Bank for Reconstruction & Development 4 .250 03/13/34 2,054,224
1,360,000 European Investment Bank 2 .500 10/15/24 1,358,674
3,000,000 European Investment Bank 0 .375 12/15/25 2,874,320
3,500,000 European Investment Bank 0 .375 03/26/26 3,324,808
2,760,000 European Investment Bank 0 .750 10/26/26 2,599,716
7,000,000 European Investment Bank 1 .375 03/15/27 6,632,032
2,675,000 European Investment Bank 4 .375 03/19/27 2,722,629
400,000 European Investment Bank 2 .375 05/24/27 387,421
250,000 European Investment Bank 0 .625 10/21/27 228,519
1,310,000 European Investment Bank 3 .250 11/15/27 1,296,816
4,000,000 European Investment Bank 3 .875 03/15/28 4,034,855
4,000,000 European Investment Bank 4 .500 10/16/28 4,133,889
4,550,000 European Investment Bank 4 .000 02/15/29 4,619,422
4,500,000 European Investment Bank 4 .750 06/15/29 4,716,006
550,000 European Investment Bank 1 .625 10/09/29 499,837
1,000,000 European Investment Bank 0 .875 05/17/30 858,999
2,000,000 European Investment Bank 3 .625 07/15/30 1,996,004
2,000,000 European Investment Bank 0 .750 09/23/30 1,691,689
2,500,000 European Investment Bank 1 .250 02/14/31 2,154,736
3,000,000 European Investment Bank 4 .375 10/10/31 3,123,600
3,660,000 (a) European Investment Bank 3 .750 02/14/33 3,634,287
6,870,000 European Investment Bank 4 .125 02/13/34 7,005,341
1,705,000 European Investment Bank 4 .875 02/15/36 1,844,900
1,000,000 Export Development Canada 4 .375 06/29/26 1,008,739
1,000,000 Export Development Canada 3 .750 09/07/27 1,002,830
2,700,000 Export Development Canada 3 .875 02/14/28 2,718,025
3,000,000 Export Development Canada 4 .125 02/13/29 3,053,531
2,500,000 Export Development Canada 4 .750 06/05/34 2,670,131
1,000,000 Export-Import Bank of Korea 0 .750 09/21/25 966,495
250,000 Export-Import Bank of Korea 3 .250 11/10/25 247,120
1,000,000 Export-Import Bank of Korea 0 .625 02/09/26 954,128
500,000 Export-Import Bank of Korea 2 .625 05/26/26 488,015
500,000 Export-Import Bank of Korea 3 .250 08/12/26 492,860
750,000 Export-Import Bank of Korea 1 .125 12/29/26 704,316
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,014,659
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 948,812
500,000 Export-Import Bank of Korea 2 .375 04/21/27 480,862
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 1,008,786
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,543,200
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,558,651
1,000,000 Export-Import Bank of Korea 4 .500 01/11/29 1,018,154
1,000,000 Export-Import Bank of Korea 4 .000 09/11/29 997,149
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 848,845
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 834,651
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 859,188
485,000 Export-Import Bank of Korea 4 .500 09/15/32 487,361

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,500,000 Export-Import Bank of Korea 5 .125% 01/11/33 $ 1,571,437
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,575,088
1,000,000 Export-Import Bank of Korea 4 .625 01/11/34 1,013,008
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 744,370
100,000 Finland Government International Bond 6 .950 02/15/26 103,472
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,491,992
200,000 Hydro-Quebec 8 .500 12/01/29 238,121
1,000,000 Indonesia Government International Bond 4 .150 09/20/27 1,003,274
750,000 Indonesia Government International Bond 3 .500 01/11/28 736,162
1,500,000 Indonesia Government International Bond 4 .550 01/11/28 1,519,500
900,000 Indonesia Government International Bond 4 .750 02/11/29 921,375
1,000,000 Indonesia Government International Bond 4 .400 03/10/29 1,008,831
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,204,940
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 931,400
675,000 Indonesia Government International Bond 3 .850 10/15/30 658,391
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,289,847
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,300,267
300,000 Indonesia Government International Bond 3 .550 03/31/32 282,305
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 1,007,870
1,275,000 Indonesia Government International Bond 4 .850 01/11/33 1,300,704
1,000,000 Indonesia Government International Bond 4 .700 02/10/34 1,007,480
1,000,000 Indonesia Government International Bond 4 .750 09/10/34 1,008,846
875,000 (a) Indonesia Government International Bond 4 .350 01/11/48 807,187
1,125,000 (a) Indonesia Government International Bond 5 .350 02/11/49 1,188,281
1,000,000 (a) Indonesia Government International Bond 3 .700 10/30/49 823,746
1,000,000 (a) Indonesia Government International Bond 3 .500 02/14/50 796,025
2,000,000 (a) Indonesia Government International Bond 4 .200 10/15/50 1,789,364
485,000 Indonesia Government International Bond 4 .300 03/31/52 438,925
500,000 Indonesia Government International Bond 5 .450 09/20/52 528,750
1,500,000 (a) Indonesia Government International Bond 5 .650 01/11/53 1,626,000
1,000,000 Indonesia Government International Bond 5 .100 02/10/54 1,013,112
1,000,000 Indonesia Government International Bond 5 .150 09/10/54 1,016,111
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 698,035
500,000 Indonesia Government International Bond 4 .450 04/15/70 444,375
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,231,125
4,000,000 Inter-American Development Bank 0 .875 04/20/26 3,820,986
1,500,000 Inter-American Development Bank 2 .000 06/02/26 1,455,414
1,500,000 Inter-American Development Bank 2 .000 07/23/26 1,453,308
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,765,984
1,000,000 Inter-American Development Bank 4 .375 02/01/27 1,014,942
1,000,000 Inter-American Development Bank 2 .375 07/07/27 966,628
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,833,396
3,000,000 Inter-American Development Bank 4 .000 01/12/28 3,034,465
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,650,847
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,965,412
4,000,000 Inter-American Development Bank 4 .125 02/15/29 4,079,048
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,820,134
2,000,000 (a) Inter-American Development Bank 3 .500 09/14/29 1,986,915
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,565,259
2,000,000 Inter-American Development Bank 4 .500 09/13/33 2,090,893
5,000,000 Inter-American Development Bank 4 .375 07/17/34 5,185,568
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,244,554
300,000 Inter-American Development Bank 4 .375 01/24/44 299,879
750,000 Inter-American Investment Corp 4 .750 09/19/28 778,804
5,500,000 International Bank for Reconstruction & Development 0 .500 10/28/25 5,296,265
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 494,983
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,653,479
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,831,142
2,000,000 International Bank for Reconstruction & Development 3 .500 07/12/28 1,992,372
5,000,000 International Bank for Reconstruction & Development 4 .625 08/01/28 5,180,038
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,997,791
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,825,880
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 6,000,000 International Bank for Reconstruction & Development 3 .875% 02/14/30 $ 6,060,248
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,294,210
10,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 11,170,968
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,535,884
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,301,189
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,344,199
5,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 4,601,016
1,000,000 International Bank for Reconstruction & Development 4 .750 11/14/33 1,066,165
834,000 (a) International Bank for Reconstruction & Development 4 .750 02/15/35 886,301
715,000 International Finance Corp 4 .375 01/15/27 725,299
1,500,000 International Finance Corp 4 .500 07/13/28 1,549,680
2,500,000 International Finance Corp 4 .250 07/02/29 2,564,395
5,000,000 International Finance Corp 0 .750 08/27/30 4,232,877
1,000,000 Israel Government International Bond 2 .875 03/16/26 967,996
975,000 Israel Government International Bond 3 .250 01/17/28 920,868
3,000,000 Israel Government International Bond 5 .375 03/12/29 3,048,390
600,000 Israel Government International Bond 2 .750 07/03/30 525,750
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,799,334
1,500,000 (a) Israel Government International Bond 5 .500 03/12/34 1,503,473
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,274,040
200,000 Israel Government International Bond 4 .125 01/17/48 155,700
2,050,000 Israel Government International Bond 3 .375 01/15/50 1,391,438
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,318,500
2,000,000 Israel Government International Bond 5 .750 03/12/54 1,901,720
300,000 Israel Government International Bond 4 .500 04/03/20 220,500
720,000 Japan Bank for International Cooperation 1 .750 10/17/24 718,956
500,000 Japan Bank for International Cooperation 2 .125 02/10/25 495,282
5,750,000 Japan Bank for International Cooperation 2 .750 01/21/26 5,650,113
400,000 Japan Bank for International Cooperation 2 .375 04/20/26 390,087
1,000,000 Japan Bank for International Cooperation 4 .250 04/27/26 1,003,491
1,500,000 Japan Bank for International Cooperation 1 .875 07/21/26 1,446,604
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 975,303
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 730,570
1,125,000 Japan Bank for International Cooperation 4 .625 07/22/27 1,148,610
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 290,439
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 1,029,012
1,000,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,040,538
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 741,498
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,861,505
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 916,255
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,276,237
1,200,000 Japan Bank for International Cooperation 4 .375 01/24/31 1,230,088
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,645,007
1,000,000 Japan Bank for International Cooperation 4 .625 04/17/34 1,046,465
350,000 Japan International Cooperation Agency 2 .125 10/20/26 337,590
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,867,442
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 1,005,475
700,000 Japan International Cooperation Agency 3 .375 06/12/28 688,942
2,000,000 Japan International Cooperation Agency 4 .750 05/21/29 2,074,670
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,698,252
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,307,612
200,000 Korea Development Bank 3 .375 09/16/25 198,152
400,000 Korea Development Bank 3 .000 01/13/26 394,464
1,000,000 Korea Development Bank 0 .800 04/27/26 950,442
1,000,000 Korea Development Bank 0 .800 07/19/26 943,669
1,000,000 Korea Development Bank 1 .000 09/09/26 943,038
250,000 Korea Development Bank 2 .000 09/12/26 240,320
1,000,000 Korea Development Bank 2 .250 02/24/27 962,016
1,000,000 Korea Development Bank 5 .375 10/23/28 1,049,348
2,000,000 Korea Development Bank 4 .500 02/15/29 2,037,105
1,000,000 Korea Development Bank 1 .625 01/19/31 848,155
1,000,000 Korea Development Bank 5 .625 10/23/33 1,086,057

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,500,000 Korea International Bond 2 .750% 01/19/27 $ 1,466,505
2,500,000 Korea International Bond 4 .500 07/03/29 2,579,466
1,400,000 Korea International Bond 4 .125 06/10/44 1,317,134
500,000 Korea International Bond 3 .875 09/20/48 446,569
5,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 4,943,443
4,500,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 4,313,652
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 3,052,903
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,951,547
5,500,000 Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,524,672
7,750,000 (a) Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,565,729
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 2,018,798
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 915,747
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 4,228,050
500,000 Landwirtschaftliche Rentenbank 2 .000 01/13/25 496,095
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 964,246
3,000,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 3,019,217
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 120,803
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,401,762
1,125,000 Mexico Government International Bond 5 .400 02/09/28 1,148,794
4,000,000 Mexico Government International Bond 5 .000 05/07/29 4,022,313
15,464,000 Mexico Government International Bond 2 .659 05/24/31 13,275,268
10,635,000 Mexico Government International Bond 4 .875 05/19/33 10,188,301
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,701,550
1,000,000 Mexico Government International Bond 6 .350 02/09/35 1,047,965
5,150,000 Mexico Government International Bond 6 .000 05/07/36 5,244,715
1,000,000 Mexico Government International Bond 5 .000 04/27/51 842,666
14,196,000 Mexico Government International Bond 6 .338 05/04/53 14,096,346
2,575,000 Mexico Government International Bond 6 .400 05/07/54 2,575,955
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,914,727
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,903,762
950,000 Mexico Government International Bond 5 .750 10/12/10 824,206
2,000,000 Nordic Investment Bank 0 .375 09/11/25 1,930,925
1,200,000 Nordic Investment Bank 5 .000 10/15/25 1,211,077
1,500,000 Nordic Investment Bank 0 .500 01/21/26 1,434,313
1,000,000 (a) Nordic Investment Bank 3 .375 09/08/27 991,903
3,000,000 Nordic Investment Bank 4 .250 02/28/29 3,071,105
2,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 2,000,490
1,000,000 Panama Government International Bond 3 .750 03/16/25 992,231
300,000 Panama Government International Bond 7 .125 01/29/26 308,878
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,926,775
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,295,609
1,000,000 Panama Government International Bond 7 .500 03/01/31 1,092,542
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,931,124
2,500,000 Panama Government International Bond 3 .298 01/19/33 2,083,784
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,550,833
692,000 Panama Government International Bond 6 .700 01/26/36 720,271
1,000,000 Panama Government International Bond 6 .875 01/31/36 1,048,092
1,000,000 Panama Government International Bond 8 .000 03/01/38 1,129,298
750,000 Panama Government International Bond 4 .500 05/15/47 567,946
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,651,051
1,450,000 Panama Government International Bond 4 .300 04/29/53 1,025,231
1,500,000 Panama Government International Bond 6 .853 03/28/54 1,516,456
1,500,000 Panama Government International Bond 4 .500 04/01/56 1,077,513
1,000,000 (a) Panama Government International Bond 7 .875 03/01/57 1,128,549
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,200,448
1,250,000 Panama Government International Bond 4 .500 01/19/63 872,077
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,554,999
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 2,227,499
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,202,597
990,000 Peruvian Government International Bond 3 .000 01/15/34 848,100
415,000 Peruvian Government International Bond 5 .375 02/08/35 424,965
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,231,151
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Peruvian Government International Bond 3 .300% 03/11/41 $ 786,707
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,906,172
2,000,000 Peruvian Government International Bond 3 .550 03/10/51 1,510,710
2,520,000 Peruvian Government International Bond 5 .875 08/08/54 2,641,468
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 902,842
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 1,024,913
1,000,000 (a) Peruvian Government International Bond 3 .230 07/28/21 596,516
1,000,000 Philippine Government International Bond 3 .229 03/29/27 978,890
1,000,000 Philippine Government International Bond 5 .170 10/13/27 1,029,380
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,135,965
2,000,000 Philippine Government International Bond 4 .625 07/17/28 2,031,017
3,375,000 Philippine Government International Bond 3 .750 01/14/29 3,317,882
1,000,000 Philippine Government International Bond 4 .375 03/05/30 1,002,654
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,361,460
2,000,000 (a) Philippine Government International Bond 1 .648 06/10/31 1,688,338
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,692,900
1,000,000 Philippine Government International Bond 3 .556 09/29/32 936,243
1,000,000 Philippine Government International Bond 5 .609 04/13/33 1,071,425
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,546,818
1,500,000 Philippine Government International Bond 5 .250 05/14/34 1,570,050
1,000,000 Philippine Government International Bond 4 .750 03/05/35 1,009,996
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,690,489
300,000 Philippine Government International Bond 3 .700 03/01/41 260,512
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,271,463
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,105,842
1,500,000 Philippine Government International Bond 2 .650 12/10/45 1,055,100
325,000 Philippine Government International Bond 4 .200 03/29/47 290,452
1,000,000 Philippine Government International Bond 5 .950 10/13/47 1,125,232
1,000,000 Philippine Government International Bond 5 .500 01/17/48 1,067,097
1,500,000 Philippine Government International Bond 5 .600 05/14/49 1,620,000
1,000,000 Philippine Government International Bond 5 .175 09/05/49 1,018,341
925,000 Province of Alberta Canada 3 .300 03/15/28 910,999
1,000,000 Province of Alberta Canada 4 .500 06/26/29 1,028,668
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,733,498
1,000,000 Province of Alberta Canada 4 .500 01/24/34 1,024,448
850,000 Province of British Columbia Canada 2 .250 06/02/26 827,482
1,500,000 Province of British Columbia Canada 0 .900 07/20/26 1,423,333
1,000,000 Province of British Columbia Canada 4 .800 11/15/28 1,039,921
5,000,000 Province of British Columbia Canada 4 .900 04/24/29 5,225,816
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,281,386
850,000 Province of British Columbia Canada 4 .200 07/06/33 853,971
3,000,000 Province of British Columbia Canada 4 .750 06/12/34 3,133,477
500,000 Province of Manitoba Canada 2 .125 06/22/26 485,152
1,500,000 Province of Manitoba Canada 1 .500 10/25/28 1,373,940
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 1,007,811
1,500,000 Province of Manitoba Canada 4 .900 05/31/34 1,583,915
500,000 Province of New Brunswick Canada 3 .625 02/24/28 494,707
2,000,000 Province of Ontario Canada 0 .625 01/21/26 1,913,356
1,500,000 Province of Ontario Canada 1 .050 04/14/26 1,436,168
1,000,000 Province of Ontario Canada 2 .500 04/27/26 978,347
1,000,000 Province of Ontario Canada 2 .300 06/15/26 974,076
1,000,000 Province of Ontario Canada 3 .100 05/19/27 983,357
1,000,000 Province of Ontario Canada 1 .050 05/21/27 932,200
1,000,000 Province of Ontario Canada 4 .200 01/18/29 1,015,194
1,500,000 Province of Ontario Canada 3 .700 09/17/29 1,492,276
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,834,794
1,000,000 Province of Ontario Canada 1 .125 10/07/30 853,310
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,605,977
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,300,781
3,000,000 Province of Ontario Canada 2 .125 01/21/32 2,650,697
2,000,000 Province of Ontario Canada 5 .050 04/24/34 2,135,884
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,425,020

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 500,000 Province of Quebec Canada 2 .750% 04/12/27 $ 487,869
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,986,606
1,000,000 Province of Quebec Canada 4 .500 04/03/29 1,028,278
201,000 Province of Quebec Canada 7 .500 09/15/29 233,503
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,309,049
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,645,427
2,000,000 Province of Quebec Canada 4 .500 09/08/33 2,053,889
1,000,000 Province of Quebec Canada 4 .250 09/05/34 1,006,041
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 984,394
2,000,000 Republic of Italy Government International Bond 2 .375 10/17/24 1,997,440
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,390,444
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,650,756
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,535,000
3,750,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,759,229
2,725,000 Republic of Poland Government International Bond 3 .250 04/06/26 2,692,954
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,565,903
3,000,000 Republic of Poland Government International Bond 4 .625 03/18/29 3,066,030
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 912,701
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 2,033,034
2,900,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,980,069
1,050,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,074,221
4,150,000 Republic of Poland Government International Bond 5 .500 03/18/54 4,238,457
2,000,000 State of Israel 2 .500 01/15/30 1,754,460
2,250,000 Svensk Exportkredit AB 4 .625 11/28/25 2,261,523
1,000,000 Svensk Exportkredit AB 4 .875 09/14/26 1,019,296
3,000,000 Svensk Exportkredit AB 3 .750 09/13/27 3,005,777
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,520,674
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,019,216
1,000,000 Svensk Exportkredit AB 4 .875 10/04/30 1,054,517
1,122,886 Uruguay Government International Bond 4 .375 01/23/31 1,127,022
5,957,660 Uruguay Government International Bond 5 .750 10/28/34 6,456,148
500,000 Uruguay Government International Bond 4 .125 11/20/45 460,056
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 2,059,881
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,352,589
TOTAL FOREIGN GOVERNMENT BONDS 753,965,068
MORTGAGE BACKED - 25.1%
4,380 (d) Federal Home Loan Mortgage Corp (FHLMC), (DGS1 + 2.250%) 6 .959 04/01/35 4,509
1,073 (d) FHLMC, (DGS1 + 2.125%) 6 .250 10/01/35 1,096
10,246 (d) FHLMC, (DGS1 + 2.255%) 6 .380 02/01/36 10,523
138 (d) FHLMC, (LIBOR 12 M + 1.640%) 7 .312 07/01/36 140
16,879 (d) FHLMC, (LIBOR 6 M + 1.595%) 6 .306 09/01/36 16,784
9,968 (d) FHLMC, (DGS1 + 2.246%) 6 .502 09/01/36 10,222
11,399 (d) FHLMC, (LIBOR 6 M + 1.758%) 7 .448 09/01/36 11,578
6,909 (d) FHLMC, (DGS1 + 2.250%) 6 .498 01/01/37 7,138
1,206 (d) FHLMC, (LIBOR 12 M + 1.765%) 6 .226 02/01/37 1,224
564 (d) FHLMC, (DGS1 + 2.250%) 6 .506 02/01/37 585
52,379 (d) FHLMC, (LIBOR 12 M + 1.856%) 6 .284 03/01/37 53,863
7,983,408 FHLMC 1 .500 04/01/37 7,122,891
38,350 (d) FHLMC, (DGS1 + 2.250%) 6 .426 04/01/37 39,633
15,601 (d) FHLMC, (LIBOR 12 M + 1.606%) 6 .962 04/01/37 15,721
11,822,924 FHLMC 2 .000 05/01/37 10,812,208
3,960 (d) FHLMC, (LIBOR 12 M + 2.096%) 7 .215 05/01/37 4,014
12,579 (d) FHLMC, (DGS1 + 2.248%) 6 .669 06/01/37 12,948
1,149 (d) FHLMC, (LIBOR 12 M + 1.750%) 7 .625 06/01/37 1,165
24,758 (d) FHLMC, (LIBOR 6 M + 1.270%) 7 .020 08/01/37 24,879
3,797 (d) FHLMC, (LIBOR 12 M + 0.905%) 6 .655 09/01/37 3,812
1,320 (d) FHLMC, (LIBOR 6 M + 1.520%) 7 .170 09/01/37 1,318
174 (d) FHLMC, (LIBOR 12 M + 1.795%) 7 .545 09/01/37 177
18,136 (d) FHLMC, (LIBOR 12 M + 2.055%) 7 .430 04/01/38 18,714
4,782 (d) FHLMC, (LIBOR 12 M + 2.004%) 7 .231 06/01/38 4,865
1,731 (d) FHLMC, (LIBOR 12 M + 1.625%) 7 .375 07/01/38 1,766
2,936 (d) FHLMC, (LIBOR 12 M + 1.861%) 7 .736 06/01/40 2,978
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,830 (d) FHLMC, (LIBOR 12 M + 1.887%) 6 .217% 01/01/41 $ 4,890
2,283 (d) FHLMC, (LIBOR 12 M + 1.880%) 7 .255 05/01/41 2,348
53,619 (d) FHLMC, (LIBOR 12 M + 1.862%) 6 .542 08/01/41 54,514
35,850 (d) FHLMC, (LIBOR 12 M + 1.750%) 6 .503 09/01/41 37,175
6,212 (d) FHLMC, (LIBOR 12 M + 1.860%) 6 .110 10/01/41 6,337
5,062,607 FHLMC 4 .000 07/01/49 4,924,282
2,995,602 FHLMC 4 .000 07/01/49 2,910,197
11,251,399 FHLMC 3 .000 11/01/49 10,322,330
10,567,084 FHLMC 3 .000 11/01/49 9,641,757
21,995,328 FHLMC 3 .000 02/01/50 20,074,711
15,153,675 FHLMC 3 .500 04/01/50 14,321,522
6,271,150 FHLMC 2 .000 07/01/50 5,230,729
11,768,484 FHLMC 2 .500 07/01/50 10,272,453
7,503,820 FHLMC 3 .500 07/01/50 7,077,405
9,490,769 FHLMC 3 .500 08/01/50 8,937,955
2,662,980 FHLMC 4 .000 11/01/50 2,590,200
6,773,156 FHLMC 2 .000 02/01/51 5,649,290
14,950,405 FHLMC 2 .500 04/01/51 12,991,673
6,539,688 FHLMC 2 .500 02/01/52 5,664,207
5,181,894 FHLMC 4 .000 06/01/52 5,040,316
5,960,805 FHLMC 4 .000 08/01/52 5,727,643
357 Federal Home Loan Mortgage Corp Gold (FGLMC) 4 .000 10/01/24 356
4 FGLMC 4 .500 10/01/24 4
12 FGLMC 4 .500 10/01/24 12
11 FGLMC 4 .500 11/01/24 11
203 FGLMC 4 .500 12/01/24 204
55 FGLMC 4 .500 02/01/25 55
3,167 FGLMC 4 .000 03/01/25 3,154
51 FGLMC 4 .500 06/01/25 51
257 FGLMC 4 .500 07/01/25 258
12,585 FGLMC 3 .500 10/01/25 12,483
1,909 FGLMC 4 .000 10/01/25 1,900
19,154 FGLMC 3 .500 11/01/25 19,005
11,368 FGLMC 3 .500 11/01/25 11,280
6,331 FGLMC 3 .500 12/01/25 6,282
3,274 FGLMC 3 .000 01/01/26 3,233
50,034 FGLMC 3 .500 01/01/26 49,621
4,093 FGLMC 4 .000 04/01/26 4,071
9,045 FGLMC 4 .000 05/01/26 8,999
1,999 FGLMC 5 .500 07/01/26 2,023
20,938 FGLMC 4 .000 08/01/26 20,802
349 FGLMC 6 .000 08/01/26 357
11,340 FGLMC 3 .000 09/01/26 11,196
40,397 FGLMC 3 .000 10/01/26 39,850
62,333 FGLMC 3 .500 10/01/26 61,651
553 FGLMC 5 .000 10/01/26 553
458 FGLMC 5 .500 10/01/26 463
222,865 FGLMC 3 .000 02/01/27 219,620
182,042 FGLMC 2 .500 05/01/27 178,247
220,170 FGLMC 2 .500 11/01/27 215,204
8,627 FGLMC 6 .000 12/01/27 8,822
176,795 FGLMC 2 .500 01/01/28 172,661
475,449 FGLMC 2 .500 03/01/28 464,154
14,159 FGLMC 5 .000 03/01/28 14,290
278,110 FGLMC 2 .500 05/01/28 271,299
1,239 FGLMC 5 .500 05/01/28 1,259
813,598 FGLMC 2 .500 07/01/28 793,622
689,296 FGLMC 2 .500 07/01/28 672,178
185,409 FGLMC 3 .000 10/01/28 181,892
9,470 FGLMC 5 .500 01/01/29 9,587
1,171 FGLMC 4 .000 02/01/29 1,161
434,142 FGLMC 3 .500 03/01/29 429,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 117 FGLMC 6 .500% 03/01/29 $ 121
767,906 FGLMC 3 .000 07/01/29 753,060
3,385 FGLMC 5 .000 12/01/29 3,443
2,443,772 FGLMC 2 .500 05/01/30 2,359,512
5,653 FGLMC 4 .000 08/01/30 5,638
47,896 FGLMC 4 .500 01/01/31 47,977
93 FGLMC 8 .000 01/01/31 93
44,408 FGLMC 4 .000 03/01/31 44,314
6,134 FGLMC 4 .000 05/01/31 6,119
42,430 FGLMC 4 .500 05/01/31 42,819
24,608 FGLMC 4 .000 06/01/31 24,546
47,873 FGLMC 4 .000 08/01/31 47,775
56,213 FGLMC 4 .000 09/01/31 56,032
940 FGLMC 6 .500 09/01/31 986
2,614 FGLMC 8 .000 09/01/31 2,697
28,714 FGLMC 3 .500 11/01/31 28,226
4,416,641 FGLMC 2 .500 12/01/31 4,247,208
26,010 FGLMC 7 .000 12/01/31 27,024
4,465 FGLMC 6 .500 01/01/32 4,701
10,803 FGLMC 6 .000 02/01/32 11,281
498,161 FGLMC 3 .000 03/01/32 482,978
4,145 FGLMC 7 .000 04/01/32 4,367
5,395 FGLMC 6 .500 05/01/32 5,569
330,914 FGLMC 3 .500 09/01/32 325,426
2,231 FGLMC 5 .500 11/01/32 2,323
4,033,140 FGLMC 3 .000 01/01/33 3,917,433
3,575 FGLMC 6 .000 02/01/33 3,732
12,769 FGLMC 5 .000 03/01/33 12,976
3,965 FGLMC 6 .000 03/01/33 4,080
4,477 FGLMC 6 .000 03/01/33 4,578
11,893 FGLMC 5 .000 04/01/33 12,209
1,659 FGLMC 6 .000 04/01/33 1,734
71,752 FGLMC 5 .000 06/01/33 72,757
33,802 FGLMC 5 .500 06/01/33 34,820
15,873,860 FGLMC 2 .500 07/01/33 15,225,188
718,624 FGLMC 3 .500 07/01/33 703,955
13,933 FGLMC 4 .500 07/01/33 14,056
1,087,839 FGLMC 4 .000 08/01/33 1,088,876
1,517 FGLMC 5 .000 08/01/33 1,558
5,164 FGLMC 6 .500 08/01/33 5,461
45,043 FGLMC 5 .000 09/01/33 45,783
14,156 FGLMC 5 .500 09/01/33 14,700
39,345 FGLMC 5 .500 09/01/33 40,973
8,045 FGLMC 5 .500 09/01/33 8,258
20,639 FGLMC 5 .500 09/01/33 20,895
12,968 FGLMC 4 .000 10/01/33 12,731
2,733 FGLMC 5 .000 10/01/33 2,806
26,433 FGLMC 5 .500 10/01/33 27,450
2,227,629 FGLMC 3 .500 11/01/33 2,197,034
23,123 FGLMC 5 .500 12/01/33 23,751
7,553 FGLMC 5 .500 12/01/33 7,797
95,859 FGLMC 7 .000 12/01/33 100,452
66,770 FGLMC 5 .000 01/01/34 68,543
419,278 FGLMC 3 .000 02/01/34 406,579
1,686 FGLMC 5 .500 02/01/34 1,740
8,745 FGLMC 5 .000 03/01/34 8,977
10,341 FGLMC 5 .500 03/01/34 10,675
41,466 FGLMC 5 .000 05/01/34 42,566
10,977 FGLMC 4 .500 06/01/34 11,073
22,949 FGLMC 5 .000 06/01/34 23,557
10,123 FGLMC 5 .500 06/01/34 10,471
3,755 FGLMC 6 .000 06/01/34 3,914
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 15,346 FGLMC 6 .000% 09/01/34 $ 16,083
1,208,297 FGLMC 3 .500 10/01/34 1,182,332
2,546 FGLMC 5 .000 11/01/34 2,614
72,426 FGLMC 5 .500 11/01/34 74,948
55,425 FGLMC 5 .000 12/01/34 56,917
17,778 FGLMC 5 .500 12/01/34 18,353
3,042 FGLMC 5 .500 12/01/34 3,148
1,304 FGLMC 5 .500 01/01/35 1,349
651 FGLMC 5 .500 01/01/35 673
17,471 FGLMC 5 .500 01/01/35 18,115
33,533 FGLMC 4 .500 04/01/35 33,840
4,128 FGLMC 6 .000 05/01/35 4,356
15,222 FGLMC 6 .000 05/01/35 15,666
25,540 FGLMC 7 .000 05/01/35 26,847
4,520 FGLMC 5 .500 06/01/35 4,675
6,602 FGLMC 5 .500 06/01/35 6,823
3,496 FGLMC 5 .000 07/01/35 3,589
123,961 FGLMC 5 .000 07/01/35 127,231
142,417 FGLMC 5 .000 08/01/35 146,222
11,455 FGLMC 5 .500 08/01/35 11,876
2,235 FGLMC 4 .500 09/01/35 2,254
27,333 FGLMC 5 .000 10/01/35 28,069
13,279 FGLMC 5 .000 10/01/35 13,644
5,752 FGLMC 5 .000 10/01/35 5,882
82,984 FGLMC 5 .500 10/01/35 85,802
25,008 FGLMC 5 .000 12/01/35 25,722
2,693 FGLMC 5 .000 12/01/35 2,768
14,597 FGLMC 6 .000 01/01/36 15,355
5,286 FGLMC 5 .000 02/01/36 5,430
1,956 FGLMC 5 .000 02/01/36 2,008
2,210 FGLMC 6 .000 02/01/36 2,331
20,337 FGLMC 5 .500 04/01/36 21,095
4,805 FGLMC 5 .500 05/01/36 4,977
95,527 FGLMC 6 .000 06/01/36 100,765
27,077 FGLMC 5 .000 07/01/36 27,834
19,639 FGLMC 6 .000 07/01/36 20,647
3,514 FGLMC 6 .000 08/01/36 3,708
5,514 FGLMC 6 .000 09/01/36 5,728
84,937 FGLMC 5 .500 10/01/36 88,107
39,418 FGLMC 5 .500 10/01/36 40,888
7,751 FGLMC 6 .500 10/01/36 8,123
4,312 FGLMC 5 .500 11/01/36 4,466
10,330 FGLMC 6 .000 11/01/36 10,897
43,526 FGLMC 6 .000 12/01/36 45,915
81,825 FGLMC 5 .500 03/01/37 84,584
35,782 FGLMC 6 .000 03/01/37 37,745
4,486 FGLMC 6 .500 03/01/37 4,707
28,458 FGLMC 5 .500 04/01/37 29,373
3,303 FGLMC 5 .000 05/01/37 3,384
3,177 FGLMC 5 .000 06/01/37 3,267
11,834 FGLMC 5 .500 06/01/37 12,233
3,185,602 FGLMC 3 .000 07/01/37 3,018,141
56,459 FGLMC 6 .000 07/01/37 59,561
30,539 FGLMC 6 .000 08/01/37 32,223
11,301 FGLMC 6 .000 09/01/37 11,913
75,197 FGLMC 5 .500 10/01/37 77,657
2,545 FGLMC 6 .000 11/01/37 2,683
20,509 FGLMC 6 .500 11/01/37 21,610
9,850 FGLMC 6 .000 01/01/38 10,389
4,647 FGLMC 6 .000 02/01/38 4,884
34,365 FGLMC 6 .000 02/01/38 36,244
150,175 FGLMC 5 .000 03/01/38 154,591

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 48,142 FGLMC 5 .000% 03/01/38 $ 49,648
6,263 FGLMC 5 .000 04/01/38 6,525
66,032 FGLMC 5 .000 04/01/38 68,098
71,307 FGLMC 5 .500 04/01/38 73,638
15,876 FGLMC 5 .500 05/01/38 16,355
1,872 FGLMC 5 .500 06/01/38 1,928
3,526 FGLMC 6 .000 07/01/38 3,641
9,141 FGLMC 5 .500 08/01/38 9,482
59,338 FGLMC 5 .500 08/01/38 61,248
7,576 FGLMC 5 .000 09/01/38 7,813
100,889 FGLMC 5 .500 09/01/38 103,931
47,708 FGLMC 5 .500 09/01/38 49,137
2,220 FGLMC 5 .500 10/01/38 2,287
38,820 FGLMC 6 .000 11/01/38 40,762
284,589 FGLMC 5 .500 01/01/39 293,313
182,874 FGLMC 4 .500 02/01/39 185,166
101,980 FGLMC 5 .000 02/01/39 105,171
8,038 FGLMC 5 .500 02/01/39 8,279
370 FGLMC 4 .500 03/01/39 374
43,774 FGLMC 5 .000 03/01/39 45,144
5,617 FGLMC 6 .000 03/01/39 5,902
296,139 FGLMC 4 .500 04/01/39 299,850
6,820 FGLMC 4 .500 04/01/39 6,906
64,353 FGLMC 4 .000 05/01/39 63,700
1,679 FGLMC 4 .500 05/01/39 1,700
43,321 FGLMC 4 .500 05/01/39 43,864
1,001,797 FGLMC 4 .500 05/01/39 1,014,356
47,725 FGLMC 4 .500 05/01/39 47,985
38,129 FGLMC 5 .000 05/01/39 39,218
84,258 FGLMC 4 .000 06/01/39 83,403
442,227 FGLMC 4 .500 06/01/39 447,771
14,190 FGLMC 4 .500 06/01/39 14,367
6,634 FGLMC 5 .000 06/01/39 6,842
2,561 FGLMC 5 .500 06/01/39 2,638
133,686 FGLMC 4 .000 07/01/39 132,330
54,547 FGLMC 4 .500 07/01/39 55,230
4,207 FGLMC 4 .500 07/01/39 4,259
11,327 FGLMC 4 .500 07/01/39 11,469
37,408 FGLMC 5 .000 07/01/39 38,580
66,112 FGLMC 5 .500 07/01/39 68,166
4,672 FGLMC 4 .500 08/01/39 4,730
10,877 FGLMC 5 .000 08/01/39 11,218
112,835 FGLMC 4 .000 09/01/39 111,690
285,037 FGLMC 5 .000 09/01/39 293,952
106,107 FGLMC 5 .000 09/01/39 109,431
1,239 FGLMC 5 .500 09/01/39 1,277
111,086 FGLMC 6 .500 09/01/39 115,146
32,353 FGLMC 4 .500 10/01/39 32,759
18,825 FGLMC 4 .500 10/01/39 19,061
35,553 FGLMC 4 .500 10/01/39 35,998
21,851 FGLMC 5 .000 10/01/39 22,536
7,357 FGLMC 4 .000 11/01/39 7,282
24,012 FGLMC 4 .500 11/01/39 24,313
9,620 FGLMC 5 .000 11/01/39 9,921
29,578 FGLMC 4 .500 12/01/39 29,865
43,313 FGLMC 4 .500 12/01/39 43,857
60,596 FGLMC 4 .500 12/01/39 61,184
17,444 FGLMC 4 .500 12/01/39 17,663
41,304 FGLMC 5 .500 12/01/39 42,549
54,104 FGLMC 4 .500 01/01/40 54,782
5,168 FGLMC 5 .000 01/01/40 5,330
6,638 FGLMC 5 .500 01/01/40 6,837
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 19,574 FGLMC 5 .500% 03/01/40 $ 20,164
182,042 FGLMC 4 .000 04/01/40 180,195
11,326 FGLMC 4 .500 04/01/40 11,468
33,285 FGLMC 4 .500 04/01/40 33,702
26,334 FGLMC 5 .000 04/01/40 27,159
57,235 FGLMC 5 .000 04/01/40 59,027
218,593 FGLMC 6 .000 04/01/40 230,325
623,072 FGLMC 4 .500 05/01/40 630,887
220,433 FGLMC 5 .000 05/01/40 227,337
1,930 FGLMC 4 .500 06/01/40 1,954
211,557 FGLMC 5 .500 06/01/40 217,893
304,885 FGLMC 4 .500 07/01/40 308,709
5,531 FGLMC 4 .500 08/01/40 5,600
54,284 FGLMC 5 .000 08/01/40 55,985
139,888 FGLMC 5 .000 08/01/40 144,269
13,562 FGLMC 5 .000 08/01/40 13,986
913,844 FGLMC 5 .500 08/01/40 941,395
75,949 FGLMC 4 .000 09/01/40 75,178
1,013,699 FGLMC 4 .000 11/01/40 1,003,411
664,314 FGLMC 4 .000 12/01/40 657,571
93,281 FGLMC 3 .500 01/01/41 89,396
150,236 FGLMC 3 .500 01/01/41 143,981
89,279 FGLMC 4 .000 01/01/41 88,373
100,349 FGLMC 3 .500 02/01/41 96,170
322,579 FGLMC 4 .000 02/01/41 319,305
107,368 FGLMC 4 .000 02/01/41 106,279
599,912 FGLMC 4 .000 04/01/41 593,823
110,261 FGLMC 4 .500 04/01/41 111,644
22,754 FGLMC 5 .000 04/01/41 23,467
96,924 FGLMC 4 .500 05/01/41 98,140
121,873 FGLMC 4 .500 06/01/41 123,402
261,507 FGLMC 3 .500 10/01/41 250,618
267,021 FGLMC 5 .000 10/01/41 275,385
376,361 FGLMC 3 .500 11/01/41 360,295
153,060 FGLMC 4 .500 12/01/41 154,979
1,297,482 FGLMC 3 .500 01/01/42 1,243,190
381,215 FGLMC 3 .500 02/01/42 365,263
419,299 FGLMC 3 .500 04/01/42 401,842
973,856 FGLMC 4 .000 05/01/42 963,976
3,519,264 FGLMC 4 .500 05/01/42 3,563,345
710,810 FGLMC 3 .500 07/01/42 681,066
164,323 FGLMC 3 .000 08/01/42 152,765
1,191,778 FGLMC 3 .000 10/01/42 1,106,460
836,834 FGLMC 3 .000 10/01/42 777,450
349,657 FGLMC 3 .500 12/01/42 334,228
1,299,223 FGLMC 2 .500 01/01/43 1,161,791
2,447,973 FGLMC 3 .000 01/01/43 2,272,727
3,609,718 FGLMC 3 .000 04/01/43 3,351,270
9,535,026 FGLMC 3 .000 04/01/43 8,852,359
1,049,275 FGLMC 3 .500 05/01/43 1,002,949
1,490,154 FGLMC 3 .000 08/01/43 1,383,453
1,070,218 FGLMC 3 .000 08/01/43 993,584
1,061,159 FGLMC 3 .500 08/01/43 1,014,310
410,322 FGLMC 4 .500 10/01/43 411,924
511,630 FGLMC 4 .000 11/01/43 503,274
930,859 FGLMC 3 .500 02/01/44 888,813
777,184 FGLMC 4 .000 02/01/44 763,049
6,020,097 FGLMC 4 .000 02/01/44 5,926,980
338,780 FGLMC 4 .000 04/01/44 332,409
427,059 FGLMC 4 .500 05/01/44 428,726
782,177 FGLMC 4 .000 06/01/44 764,200
1,208,229 FGLMC 4 .000 08/01/44 1,179,472

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 898,449 FGLMC 3 .500% 09/01/44 $ 854,157
1,276,967 FGLMC 3 .500 11/01/44 1,212,167
1,780,429 FGLMC 3 .500 12/01/44 1,685,667
1,015,244 FGLMC 3 .500 01/01/45 962,881
2,142,939 FGLMC 3 .000 02/01/45 1,990,295
2,638,534 FGLMC 3 .500 03/01/45 2,500,272
1,468,869 FGLMC 4 .000 03/01/45 1,435,798
1,045,328 FGLMC 3 .000 04/01/45 966,551
2,142,910 FGLMC 3 .500 04/01/45 2,027,070
5,408,111 FGLMC 3 .500 07/01/45 5,124,721
4,211,607 FGLMC 4 .500 07/01/45 4,228,856
11,811,038 FGLMC 3 .000 08/01/45 10,966,156
9,085,312 FGLMC 3 .500 10/01/45 8,645,938
1,693,771 FGLMC 4 .000 11/01/45 1,655,631
3,164,829 FGLMC 3 .500 12/01/45 2,989,812
7,558,692 FGLMC 3 .000 03/01/46 6,961,555
2,356,374 FGLMC 3 .500 03/01/46 2,226,098
1,230,924 FGLMC 4 .000 03/01/46 1,203,212
5,520,696 FGLMC 3 .000 04/01/46 5,077,815
5,392,837 FGLMC 3 .500 05/01/46 5,094,666
4,137,376 FGLMC 3 .500 08/01/46 3,932,679
8,312,034 FGLMC 3 .000 09/01/46 7,634,766
3,355,442 FGLMC 4 .000 09/01/46 3,276,784
3,003,765 FGLMC 3 .000 11/01/46 2,759,014
10,780,523 FGLMC 3 .000 11/01/46 9,865,537
3,748,885 FGLMC 3 .000 11/01/46 3,443,429
2,159,073 FGLMC 3 .000 12/01/46 1,979,085
2,725,716 FGLMC 3 .500 12/01/46 2,574,998
5,018,505 FGLMC 3 .000 02/01/47 4,616,788
1,620,889 FGLMC 3 .500 02/01/47 1,531,304
1,328,199 FGLMC 4 .000 02/01/47 1,294,990
2,223,685 FGLMC 3 .500 05/01/47 2,100,773
1,814,337 FGLMC 3 .000 08/01/47 1,666,284
2,358,059 FGLMC 3 .000 11/01/47 2,164,173
3,633,116 FGLMC 3 .000 12/01/47 3,332,877
11,024,607 FGLMC 3 .000 01/01/48 10,142,544
3,927,993 FGLMC 3 .000 02/01/48 3,602,095
2,780,322 FGLMC 3 .500 03/01/48 2,630,501
2,358,223 FGLMC 3 .500 05/01/48 2,227,803
1,893,266 FGLMC 4 .000 05/01/48 1,848,268
2,613,604 FGLMC 3 .500 07/01/48 2,469,058
2,734,686 FGLMC 4 .000 07/01/48 2,662,921
5,028,482 FGLMC 4 .000 08/01/48 4,896,514
944,312 FGLMC 4 .500 09/01/48 938,246
3,972,873 FGLMC 4 .000 10/01/48 3,868,606
2,356,094 FGLMC 4 .500 12/01/48 2,344,322
1,242,025 FGLMC 4 .500 02/01/49 1,238,309
3,301,117 FGLMC 3 .500 05/01/49 3,108,712
192 Federal National Mortgage Association (FNMA) 4 .500 10/01/24 191
147 FNMA 5 .000 01/01/25 147
290 FNMA 4 .500 02/01/25 290
2,426 FNMA 4 .500 03/01/25 2,432
55 FNMA 4 .500 03/01/25 56
1,544 FNMA 5 .000 03/01/25 1,543
2,618 FNMA 4 .500 04/01/25 2,625
1,134 FNMA 4 .500 04/01/25 1,137
15,929 FNMA 4 .000 05/01/25 15,844
7,960 FNMA 4 .000 06/01/25 7,913
3,395 FNMA 4 .500 06/01/25 3,403
2,532 FNMA 4 .000 08/01/25 2,517
1,217 FNMA 5 .500 08/01/25 1,231
7,072 FNMA 3 .500 09/01/25 6,972
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,419 FNMA 4 .000% 09/01/25 $ 3,405
21,019 FNMA 3 .500 10/01/25 20,847
23,607 FNMA 3 .500 10/01/25 23,276
8,161 FNMA 5 .000 10/01/25 8,155
16,561 FNMA 4 .000 11/01/25 16,457
22,542 FNMA 3 .500 12/01/25 22,338
20,588 FNMA 3 .500 02/01/26 20,397
95,558 FNMA 3 .500 02/01/26 94,565
6,815 FNMA 4 .000 03/01/26 6,771
21,306 FNMA 4 .000 06/01/26 21,150
18,784 FNMA 3 .500 08/01/26 18,597
17,798 FNMA 3 .500 09/01/26 17,619
8,471 FNMA 4 .000 09/01/26 8,419
34,481 FNMA 3 .500 10/01/26 34,119
724 FNMA 6 .000 10/01/26 739
44,017 FNMA 3 .000 11/01/26 43,377
42,951 FNMA 3 .000 12/01/26 42,311
114,292 FNMA 3 .000 01/01/27 112,553
25,578 FNMA 4 .000 01/01/27 25,390
97,322 FNMA 3 .500 02/01/27 96,268
178,182 FNMA 3 .000 04/01/27 175,350
103,082 FNMA 3 .000 04/01/27 101,444
64,088 FNMA 3 .500 05/01/27 63,361
82,185 FNMA 2 .500 06/01/27 80,389
244,558 FNMA 3 .000 06/01/27 240,387
84,846 FNMA 2 .500 07/01/27 82,992
202,109 FNMA 2 .500 09/01/27 197,516
2,280 FNMA 5 .500 09/01/27 2,306
314,229 FNMA 2 .500 10/01/27 306,954
215,239 FNMA 3 .000 11/01/27 211,375
420 FNMA 5 .500 01/01/28 425
858,464 FNMA 2 .500 02/01/28 836,789
712,639 FNMA 2 .500 02/01/28 695,268
350 FNMA 5 .000 02/01/28 353
553,264 FNMA 2 .500 04/01/28 539,359
805,854 FNMA 2 .500 04/01/28 785,604
2,182 FNMA 5 .500 06/01/28 2,215
229,116 FNMA 2 .500 07/01/28 223,120
496,593 FNMA 2 .500 08/01/28 483,430
589,927 FNMA 3 .000 10/01/28 577,584
380 FNMA 5 .500 11/01/28 387
2 FNMA 7 .500 01/01/29 2
878,387 FNMA 3 .000 03/01/29 860,578
2,909 FNMA 4 .000 03/01/29 2,893
3,104,718 FNMA 3 .000 04/01/29 3,040,810
12,077 FNMA 4 .500 04/01/29 12,100
8,138 FNMA 4 .000 05/01/29 8,089
4,873 FNMA 4 .500 06/01/29 4,889
1,669 FNMA 4 .000 07/01/29 1,659
32,144 FNMA 4 .500 08/01/29 32,289
3,740,604 FNMA 3 .500 09/01/29 3,699,754
6,403 FNMA 4 .500 09/01/29 6,417
5,431 FNMA 4 .500 11/01/29 5,431
2,008 FNMA 4 .500 01/01/30 2,018
501,798 FNMA 2 .500 02/01/30 484,387
4,331 FNMA 4 .000 03/01/30 4,307
1,885 FNMA 4 .500 05/01/30 1,895
2,799 FNMA 4 .500 06/01/30 2,814
1,243,409 FNMA 3 .000 07/01/30 1,213,146
26,848 FNMA 4 .500 08/01/30 26,992
5,789 FNMA 4 .000 09/01/30 5,766
31,579 FNMA 4 .000 10/01/30 31,557

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 332,282 FNMA 4 .000% 11/01/30 $ 330,988
56,226 FNMA 4 .000 11/01/30 55,985
12,604 FNMA 4 .500 12/01/30 12,704
1,279,588 FNMA 3 .000 02/01/31 1,246,373
19,144 FNMA 3 .500 02/01/31 18,857
20,760 FNMA 4 .000 02/01/31 20,666
246 FNMA 7 .500 03/01/31 257
1,417,137 FNMA 2 .500 04/01/31 1,362,133
57,350 FNMA 3 .500 04/01/31 56,387
6,813 FNMA 4 .000 04/01/31 6,791
1,433,195 FNMA 3 .000 05/01/31 1,396,036
612 FNMA 6 .000 05/01/31 638
1,629,849 FNMA 2 .500 06/01/31 1,567,366
349,376 FNMA 4 .500 07/01/31 350,752
37,158 FNMA 4 .500 07/01/31 37,509
221,259 FNMA 4 .000 08/01/31 220,306
2,134,719 FNMA 2 .500 09/01/31 2,050,548
1,060,104 FNMA 3 .000 09/01/31 1,033,369
13,199 FNMA 4 .000 09/01/31 13,140
129 FNMA 6 .500 09/01/31 132
8,183 FNMA 6 .000 11/01/31 8,531
1,179 FNMA 6 .500 11/01/31 1,226
2,337,604 FNMA 2 .500 12/01/31 2,244,572
392,966 FNMA 3 .500 01/01/32 385,829
2,559 FNMA 6 .000 01/01/32 2,668
159,328 FNMA 3 .500 02/01/32 156,426
1,713 FNMA 6 .000 02/01/32 1,797
1,461,599 FNMA 3 .000 03/01/32 1,419,581
7,790 FNMA 6 .500 04/01/32 8,204
5,084,866 FNMA 3 .000 06/01/32 4,946,394
15,676 FNMA 6 .500 07/01/32 16,495
2,867 FNMA 6 .500 08/01/32 2,959
188,984 FNMA 3 .000 09/01/32 181,640
3,065 FNMA 7 .500 09/01/32 3,052
562,986 FNMA 3 .000 10/01/32 541,110
19,057 FNMA 5 .500 10/01/32 19,286
4,225 FNMA 6 .000 11/01/32 4,331
3,404,594 FNMA 3 .000 12/01/32 3,284,211
4,988 FNMA 5 .500 12/01/32 5,178
240 FNMA 5 .500 12/01/32 244
7,610 FNMA 6 .000 12/01/32 7,799
35,564 FNMA 5 .500 01/01/33 36,455
91,463 FNMA 6 .000 01/01/33 95,117
37,731 FNMA 5 .000 02/01/33 38,300
902 FNMA 5 .000 02/01/33 916
422,324 FNMA 3 .000 04/01/33 406,943
478,674 FNMA 3 .500 04/01/33 468,384
1,917 FNMA 6 .000 04/01/33 2,004
2,285,063 FNMA 3 .500 05/01/33 2,252,398
247,057 FNMA 5 .500 05/01/33 253,899
14,080 FNMA 5 .000 06/01/33 14,293
26,724 FNMA 5 .500 06/01/33 27,407
3,432 FNMA 4 .500 07/01/33 3,437
21,895 FNMA 5 .000 07/01/33 22,452
22,416 FNMA 4 .500 08/01/33 22,031
2,937 FNMA 4 .500 08/01/33 2,941
5,819 FNMA 5 .000 08/01/33 5,968
18,165 FNMA 5 .500 09/01/33 18,773
22,201 FNMA 5 .500 09/01/33 22,848
4,820 FNMA 6 .000 09/01/33 5,008
38,428 FNMA 4 .500 10/01/33 38,412
8,501 FNMA 5 .000 10/01/33 8,718
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,844 FNMA 5 .000% 10/01/33 $ 2,898
130,053 FNMA 5 .500 10/01/33 135,292
32,728 FNMA 5 .500 10/01/33 33,103
2,131 FNMA 4 .500 11/01/33 2,147
7,573 FNMA 5 .000 11/01/33 7,766
546,827 FNMA 5 .000 11/01/33 560,745
61,120 FNMA 5 .000 12/01/33 61,977
90,400 FNMA 5 .500 12/01/33 93,164
803,351 FNMA 3 .000 01/01/34 771,245
24,276 FNMA 5 .000 02/01/34 24,893
106,316 FNMA 6 .000 02/01/34 111,530
6,108 FNMA 5 .000 03/01/34 6,263
2,448 FNMA 5 .000 03/01/34 2,510
7,229 FNMA 5 .000 03/01/34 7,413
2,147 FNMA 5 .000 03/01/34 2,201
144,678 FNMA 5 .000 03/01/34 148,358
3,115 FNMA 5 .000 03/01/34 3,194
20,344 FNMA 5 .000 04/01/34 20,862
22,491 FNMA 5 .500 04/01/34 23,193
8,550 FNMA 4 .500 05/01/34 8,616
2,534 FNMA 4 .500 05/01/34 2,553
7,958 FNMA 5 .500 07/01/34 8,206
5,231 FNMA 5 .500 07/01/34 5,395
7,293 FNMA 7 .000 07/01/34 7,661
59,782 FNMA 5 .000 08/01/34 61,304
6,432 FNMA 5 .000 08/01/34 6,596
35,222 FNMA 6 .000 08/01/34 36,765
6,097 FNMA 6 .000 08/01/34 6,348
6,480,412 FNMA 3 .500 09/01/34 6,384,972
127,070 FNMA 5 .500 09/01/34 131,035
4,792,836 FNMA 2 .500 11/01/34 4,538,333
1,107 FNMA 5 .500 11/01/34 1,145
7,427 FNMA 6 .000 11/01/34 7,656
7,063,750 FNMA 2 .500 12/01/34 6,669,038
10,095,272 FNMA 3 .000 12/01/34 9,766,782
1,872 FNMA 5 .000 12/01/34 1,919
1,167 FNMA 5 .500 12/01/34 1,205
5,798 FNMA 6 .000 12/01/34 6,017
175,466 FNMA 4 .500 01/01/35 176,922
17,714 FNMA 5 .500 01/01/35 18,326
5,178,971 FNMA 3 .500 02/01/35 5,115,397
373,689 FNMA 5 .500 02/01/35 385,336
16,603 FNMA 5 .500 02/01/35 17,148
4,563,163 FNMA 2 .500 03/01/35 4,290,141
59,651 FNMA 5 .500 04/01/35 61,882
15,965 FNMA 6 .000 04/01/35 16,742
15,357 FNMA 6 .000 04/01/35 16,164
5,779,990 FNMA 2 .500 05/01/35 5,450,609
5,008,961 FNMA 3 .000 05/01/35 4,827,463
21,503 FNMA 6 .000 05/01/35 22,532
6,108 FNMA 5 .000 06/01/35 6,263
18,800 FNMA 5 .000 07/01/35 19,279
935 (d) FNMA, (LIBOR 12 M + 1.570%) 7 .320 07/01/35 947
2,104,718 FNMA 2 .500 08/01/35 1,982,051
1,676,226 FNMA 3 .000 08/01/35 1,603,294
38,108 FNMA 4 .500 08/01/35 38,406
37,800 FNMA 5 .000 08/01/35 38,762
29,148 FNMA 5 .000 08/01/35 29,894
1,382 FNMA 4 .500 09/01/35 1,392
1,605 FNMA 4 .500 09/01/35 1,618
4,704 FNMA 5 .500 09/01/35 4,854
5,963,331 FNMA 2 .500 10/01/35 5,588,143

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 16,894 FNMA 5 .000% 10/01/35 $ 17,333
46,103 FNMA 5 .500 10/01/35 47,825
13,995,990 FNMA 1 .500 11/01/35 12,576,247
12,805,324 FNMA 2 .000 11/01/35 11,799,304
6,342,360 FNMA 2 .500 11/01/35 5,949,588
38,324 FNMA 5 .500 11/01/35 39,709
5,187,393 FNMA 2 .000 12/01/35 4,779,828
18,503,381 FNMA 1 .500 01/01/36 16,603,390
2,166,768 FNMA 3 .500 01/01/36 2,118,574
131,969 FNMA 5 .000 02/01/36 135,427
10,573 (d) FNMA, (LIBOR 12 M + 1.535%) 5 .985 02/01/36 10,682
12,753,149 FNMA 1 .500 03/01/36 11,443,000
61,877,017 FNMA 2 .000 03/01/36 56,785,278
54,265 FNMA 6 .000 03/01/36 57,194
10,777,901 FNMA 1 .500 04/01/36 9,631,247
7,031,127 FNMA 1 .000 05/01/36 6,150,654
20,219,231 FNMA 1 .500 05/01/36 18,097,896
12,994,391 FNMA 2 .000 05/01/36 11,921,095
689,891 FNMA 3 .500 05/01/36 672,904
701 FNMA 5 .000 05/01/36 719
93,646 FNMA 6 .000 06/01/36 98,404
13,280,294 FNMA 2 .000 07/01/36 12,187,170
5,403 FNMA 6 .000 07/01/36 5,589
8,495 FNMA 6 .500 07/01/36 8,828
3,235 (d) FNMA, (LIBOR 12 M + 1.632%) 7 .382 07/01/36 3,260
3,337,777 FNMA 1 .500 08/01/36 2,982,597
5,384,123 FNMA 3 .000 08/01/36 5,134,521
44,740 FNMA 5 .500 08/01/36 45,836
55,048 FNMA 6 .500 08/01/36 57,307
10,869,239 FNMA 1 .500 09/01/36 9,698,633
13,780,631 FNMA 2 .000 09/01/36 12,631,268
12,912,900 FNMA 2 .500 09/01/36 12,116,445
868,890 FNMA 3 .000 09/01/36 828,071
4,787 FNMA 5 .500 09/01/36 4,940
1,631 FNMA 6 .500 09/01/36 1,720
6,488 FNMA 6 .500 09/01/36 6,815
8,311 FNMA 6 .000 10/01/36 8,758
22,495,808 FNMA 1 .500 11/01/36 20,183,769
19,226,913 FNMA 2 .000 11/01/36 17,611,742
1,957,341 FNMA 3 .000 11/01/36 1,864,084
3,871 FNMA 6 .500 11/01/36 4,065
5,242,419 FNMA 2 .000 12/01/36 4,801,098
25,517 FNMA 6 .000 12/01/36 26,888
9,527,001 FNMA 1 .500 01/01/37 8,506,575
9,145,751 FNMA 2 .000 01/01/37 8,375,781
9,464 FNMA 5 .500 01/01/37 9,782
4,817 (d) FNMA, (LIBOR 12 M + 1.727%) 6 .073 01/01/37 4,892
3,880,281 FNMA 1 .500 02/01/37 3,462,225
73,147 FNMA 5 .500 02/01/37 75,642
4,393 FNMA 6 .000 02/01/37 4,630
10,021 FNMA 7 .000 02/01/37 10,565
525 (d) FNMA, (LIBOR 6 M + 1.460%) 7 .133 02/01/37 535
30,218,068 FNMA 2 .000 03/01/37 27,639,704
743 FNMA 5 .000 03/01/37 764
1,659 (d) FNMA, (LIBOR 12 M + 1.875%) 6 .375 03/01/37 1,685
24,457 FNMA 6 .500 03/01/37 25,655
38,252 FNMA 6 .500 03/01/37 40,356
20,129,557 FNMA 2 .000 04/01/37 18,433,650
2,281,522 FNMA 2 .500 04/01/37 2,137,741
16,913 FNMA 7 .000 04/01/37 17,713
10,465,042 FNMA 1 .500 05/01/37 9,337,069
31,237 FNMA 5 .000 05/01/37 32,178
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,824 FNMA 5 .500% 06/01/37 $ 6,001
5,109 (d) FNMA, (LIBOR 12 M + 1.782%) 7 .393 06/01/37 5,187
7,232,974 FNMA 2 .500 08/01/37 6,782,751
3,924,913 FNMA 3 .000 08/01/37 3,762,997
6,958 FNMA 5 .500 08/01/37 7,203
2,600 FNMA 6 .000 08/01/37 2,731
12,555 FNMA 5 .500 09/01/37 13,062
11,125 FNMA 6 .000 09/01/37 11,660
21,079 FNMA 6 .000 09/01/37 22,038
15,087 FNMA 6 .000 09/01/37 15,868
43,303 FNMA 6 .000 09/01/37 45,528
63,075 FNMA 6 .000 09/01/37 66,316
3,627 FNMA 6 .500 09/01/37 3,769
5,518 FNMA 6 .500 09/01/37 5,738
5,229 (d) FNMA, (DGS1 + 2.275%) 6 .400 10/01/37 5,392
3,696 FNMA 6 .500 10/01/37 3,864
5,654,409 FNMA 3 .000 11/01/37 5,421,113
5,442,059 FNMA 3 .500 11/01/37 5,282,558
4,031,150 FNMA 4 .000 11/01/37 4,004,976
52,126 FNMA 5 .500 11/01/37 53,668
89,221 FNMA 6 .000 11/01/37 93,951
2,321 FNMA 7 .000 11/01/37 2,410
1,760,993 FNMA 3 .000 12/01/37 1,665,584
1,777,881 FNMA 4 .000 01/01/38 1,760,000
430 FNMA 6 .500 01/01/38 449
3,141,272 FNMA 4 .500 02/01/38 3,153,599
2,157,889 FNMA 5 .000 02/01/38 2,186,723
23,554 FNMA 5 .500 02/01/38 24,251
13,800 FNMA 6 .500 02/01/38 14,431
7,181 FNMA 7 .000 02/01/38 7,686
2,506 FNMA 5 .000 03/01/38 2,581
1,294 FNMA 5 .000 03/01/38 1,333
5,945 FNMA 5 .500 03/01/38 6,121
2,123 FNMA 6 .000 03/01/38 2,251
4,365 FNMA 6 .500 03/01/38 4,576
6,163 FNMA 6 .500 03/01/38 6,353
4,364 FNMA 6 .500 03/01/38 4,557
6,656 (d) FNMA, (LIBOR 12 M + 1.770%) 6 .520 03/01/38 6,764
53,592 FNMA 5 .500 04/01/38 55,140
100,931 FNMA 6 .000 04/01/38 106,057
7,887 FNMA 4 .500 05/01/38 7,921
278,824 FNMA 5 .000 05/01/38 285,957
71,738 FNMA 5 .000 05/01/38 72,797
191,081 FNMA 6 .000 06/01/38 201,571
323,766 FNMA 6 .500 06/01/38 336,845
71,845 FNMA 6 .000 07/01/38 75,656
269 (d) FNMA, (LIBOR 12 M + 1.603%) 7 .456 08/01/38 278
220,616 FNMA 6 .000 09/01/38 232,186
8,997 (d) FNMA, (LIBOR 12 M + 1.321%) 5 .571 10/01/38 9,175
547 FNMA 6 .000 10/01/38 564
2,599,679 FNMA 5 .000 11/01/38 2,631,234
2,987 FNMA 5 .500 11/01/38 3,095
4,704,119 Federal National Mortgage Association (FNMA) 6 .000 11/01/38 4,839,948
1,231 FNMA 5 .000 12/01/38 1,268
212,926 FNMA 5 .500 12/01/38 220,623
9,166 FNMA 4 .500 01/01/39 9,257
17,537 FNMA 5 .000 01/01/39 17,930
790,666 FNMA 5 .000 01/01/39 811,010
28,896 FNMA 5 .500 01/01/39 29,731
114,357 FNMA 5 .500 01/01/39 117,768
10,790 FNMA 6 .000 01/01/39 11,275
1,087 FNMA 6 .000 01/01/39 1,111

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 36,901 FNMA 4 .500% 02/01/39 $ 37,322
132,647 FNMA 4 .500 02/01/39 134,162
51,301 FNMA 4 .500 02/01/39 51,887
2,712 FNMA 5 .500 02/01/39 2,790
119,693 FNMA 4 .000 04/01/39 118,350
7,154 FNMA 5 .500 04/01/39 7,361
215,453 FNMA 4 .500 05/01/39 217,917
39,553 FNMA 4 .500 05/01/39 39,981
115,869 FNMA 4 .500 06/01/39 116,809
40,607 FNMA 4 .500 06/01/39 41,072
93,230 FNMA 5 .500 06/01/39 96,029
4,550,442 FNMA 5 .500 06/01/39 4,645,540
26,017 FNMA 4 .500 07/01/39 26,314
24,279 FNMA 4 .500 07/01/39 24,557
2,410 FNMA 5 .000 07/01/39 2,483
4,803,725 FNMA 5 .500 07/01/39 4,904,128
1,860 (d) FNMA, (LIBOR 12 M + 1.835%) 7 .710 07/01/39 1,906
407,982 FNMA 4 .000 08/01/39 403,404
72,561 FNMA 4 .000 08/01/39 71,746
6,526 FNMA 4 .500 08/01/39 6,594
277,000 FNMA 4 .500 08/01/39 280,168
80,745 FNMA 4 .500 08/01/39 81,667
306,004 FNMA 5 .000 08/01/39 315,235
2,645 FNMA 5 .000 08/01/39 2,727
5,400 (d) FNMA, (LIBOR 12 M + 1.650%) 7 .400 08/01/39 5,526
3,033 (d) FNMA, (LIBOR 12 M + 1.690%) 7 .440 08/01/39 3,101
161,227 FNMA 4 .000 09/01/39 159,417
17,117 FNMA 5 .000 09/01/39 17,634
3,940,433 FNMA 5 .000 09/01/39 3,988,294
74,434 FNMA 5 .500 09/01/39 76,846
43,606 FNMA 6 .000 09/01/39 45,914
159,335 FNMA 6 .500 10/01/39 168,099
7,133 FNMA 5 .000 11/01/39 7,349
177,227 FNMA 4 .000 12/01/39 175,237
20,404 FNMA 4 .500 12/01/39 20,637
39,829 FNMA 4 .500 12/01/39 40,284
647,271 FNMA 4 .500 12/01/39 654,674
13,553 FNMA 4 .500 01/01/40 13,708
15,462 FNMA 5 .000 01/01/40 15,929
6,353 (d) FNMA, (LIBOR 12 M + 1.815%) 6 .155 01/01/40 6,566
98,433 FNMA 6 .000 02/01/40 103,422
4,900,099 FNMA 2 .500 03/01/40 4,472,775
129,381 FNMA 4 .500 03/01/40 130,860
59,462 FNMA 4 .500 03/01/40 60,141
5,975 FNMA 5 .000 03/01/40 6,156
6,356,025 FNMA 2 .500 04/01/40 5,797,774
6,300,949 FNMA 3 .000 04/01/40 5,959,517
6,132 FNMA 4 .500 04/01/40 6,202
211,364 FNMA 5 .000 04/01/40 217,749
147,964 FNMA 5 .000 04/01/40 152,432
4,779 FNMA 4 .500 05/01/40 4,809
21,080 (d) FNMA, (LIBOR 12 M + 1.833%) 6 .232 05/01/40 21,791
3,788 (d) FNMA, (LIBOR 12 M + 1.790%) 7 .165 05/01/40 3,812
12,905 (d) FNMA, (LIBOR 12 M + 1.835%) 7 .210 05/01/40 13,080
5,696,914 FNMA 2 .500 06/01/40 5,185,421
13,333 FNMA 4 .500 07/01/40 13,486
12,276 FNMA 4 .500 07/01/40 12,416
19,167 FNMA 5 .000 07/01/40 19,745
170,096 FNMA 4 .500 08/01/40 172,041
119,502 FNMA 4 .500 08/01/40 120,868
120,944 FNMA 5 .000 08/01/40 124,593
269,007 FNMA 4 .500 09/01/40 272,084
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 111,261 FNMA 4 .500% 09/01/40 $ 112,535
279,973 FNMA 6 .000 09/01/40 295,040
39,734 FNMA 3 .500 10/01/40 38,039
181,980 FNMA 4 .000 10/01/40 179,937
399,762 FNMA 4 .000 10/01/40 395,274
313,408 FNMA 4 .500 10/01/40 316,994
372,224 FNMA 3 .500 11/01/40 356,344
369,311 FNMA 4 .000 11/01/40 365,164
405,902 FNMA 4 .000 11/01/40 401,345
232,791 FNMA 4 .000 11/01/40 230,178
45,157 FNMA 4 .500 11/01/40 45,674
12,553,184 FNMA 2 .000 12/01/40 11,008,070
119,231 FNMA 4 .000 12/01/40 117,892
1,025,432 FNMA 4 .500 12/01/40 1,037,157
22,782 (d) FNMA, (LIBOR 12 M + 1.823%) 6 .073 12/01/40 23,040
11,559 FNMA 3 .500 01/01/41 11,066
4,306,228 FNMA 1 .500 02/01/41 3,625,312
10,309,097 FNMA 2 .000 02/01/41 9,007,007
50,864 FNMA 3 .500 02/01/41 48,694
346,039 FNMA 4 .000 02/01/41 342,154
13,230 (d) FNMA, (LIBOR 12 M + 1.826%) 6 .207 02/01/41 13,615
349,465 FNMA 4 .000 03/01/41 345,540
14,635,338 FNMA 2 .000 04/01/41 12,801,256
264,552 FNMA 4 .500 04/01/41 267,578
233,916 FNMA 4 .500 05/01/41 236,592
75,389 FNMA 4 .500 05/01/41 76,252
158,806 FNMA 4 .500 06/01/41 160,623
6,526,659 FNMA 2 .000 07/01/41 5,707,225
219,954 FNMA 4 .500 07/01/41 222,472
28,615 (d) FNMA, (LIBOR 12 M + 1.788%) 7 .414 07/01/41 29,671
11,341,031 FNMA 2 .000 08/01/41 9,879,226
20,084,113 FNMA 1 .500 09/01/41 16,874,555
3,826,689 FNMA 2 .000 09/01/41 3,334,690
465,342 FNMA 4 .000 09/01/41 460,116
308,343 FNMA 4 .500 09/01/41 311,870
122,969 FNMA 5 .500 09/01/41 127,288
12,000,470 FNMA 1 .500 10/01/41 10,082,702
7,710,578 FNMA 2 .000 10/01/41 6,713,824
12,881 (d) FNMA, (LIBOR 12 M + 1.815%) 6 .125 10/01/41 13,046
11,740,214 FNMA 2 .000 11/01/41 10,217,104
201,792 FNMA 3 .500 11/01/41 193,176
166,084 FNMA 3 .500 11/01/41 158,994
7,602,637 FNMA 3 .500 12/01/41 7,276,440
1,221,810 FNMA 3 .500 12/01/41 1,169,669
210,249 FNMA 4 .000 12/01/41 207,887
54,869 (d) FNMA, (LIBOR 12 M + 1.750%) 6 .255 12/01/41 57,342
11,785,485 FNMA 2 .500 01/01/42 10,567,734
6,428,137 FNMA 2 .000 03/01/42 5,588,137
583,466 FNMA 3 .500 03/01/42 558,310
378,912 FNMA 4 .000 03/01/42 374,658
6,199,155 FNMA 3 .000 04/01/42 5,776,215
1,397,723 FNMA 3 .500 04/01/42 1,337,178
514,836 FNMA 3 .500 04/01/42 493,715
478,917 FNMA 4 .500 04/01/42 484,393
513,103 FNMA 5 .000 04/01/42 528,585
3,762,567 FNMA 2 .500 05/01/42 3,377,296
348,921 FNMA 4 .000 05/01/42 345,004
305,131 FNMA 5 .000 05/01/42 313,840
437,699 FNMA 3 .000 06/01/42 406,368
1,657,518 FNMA 3 .500 06/01/42 1,583,996
1,328,438 FNMA 4 .000 06/01/42 1,308,598
1,023,066 FNMA 4 .000 06/01/42 1,007,365

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,379,991 FNMA 3 .500% 07/01/42 $ 2,276,409
527,974 FNMA 4 .500 07/01/42 532,384
567,763 FNMA 3 .500 08/01/42 543,178
932,388 FNMA 3 .000 09/01/42 865,288
1,185,086 FNMA 3 .500 09/01/42 1,131,783
5,770,805 FNMA 4 .500 09/01/42 5,836,722
2,170,256 FNMA 3 .000 10/01/42 2,012,666
537,370 FNMA 3 .500 10/01/42 513,090
1,014,079 FNMA 2 .500 01/01/43 905,821
3,220,124 FNMA 3 .000 01/01/43 2,986,481
3,640,872 FNMA 3 .000 02/01/43 3,376,559
7,111,493 FNMA 3 .000 04/01/43 6,595,015
10,014,240 FNMA 3 .000 04/01/43 9,286,852
2,493,073 FNMA 3 .000 04/01/43 2,312,043
832,483 FNMA 3 .000 04/01/43 772,034
2,363,156 FNMA 3 .000 06/01/43 2,191,534
14,901 (d) FNMA, (LIBOR 12 M + 1.695%) 7 .192 06/01/43 15,261
2,232,111 FNMA 3 .000 07/01/43 2,070,035
5,583,288 FNMA 3 .500 07/01/43 5,330,923
1,607,095 FNMA 3 .500 07/01/43 1,534,459
22,430 (d) FNMA, (LIBOR 12 M + 1.550%) 7 .425 07/01/43 22,828
1,979,929 FNMA 3 .000 08/01/43 1,836,223
1,056,643 FNMA 4 .000 08/01/43 1,039,550
1,726,106 FNMA 3 .000 09/01/43 1,600,872
1,778,091 FNMA 3 .500 09/01/43 1,697,741
1,762,482 FNMA 3 .500 10/01/43 1,682,807
159,972 FNMA 4 .500 10/01/43 160,420
455,264 FNMA 4 .000 11/01/43 446,210
967,680 FNMA 4 .000 11/01/43 951,427
1,033,048 FNMA 4 .500 12/01/43 1,035,943
290,920 FNMA 4 .500 12/01/43 291,794
1,193,204 FNMA 4 .000 01/01/44 1,170,212
15,125,898 FNMA 4 .000 03/01/44 14,881,204
705,035 FNMA 4 .000 05/01/44 689,270
750,145 FNMA 4 .000 07/01/44 734,299
713,162 FNMA 4 .000 07/01/44 697,215
484,356 FNMA 3 .500 09/01/44 459,474
650,049 FNMA 4 .000 09/01/44 634,708
1,651,650 FNMA 3 .500 10/01/44 1,570,212
4,282,091 FNMA 5 .000 11/01/44 4,411,283
651,980 FNMA 4 .000 12/01/44 636,593
1,716,518 FNMA 3 .000 01/01/45 1,590,895
5,769,399 FNMA 3 .000 01/01/45 5,350,828
6,576,975 FNMA 3 .500 01/01/45 6,279,837
2,707,408 FNMA 3 .500 02/01/45 2,562,737
1,763,334 FNMA 3 .000 04/01/45 1,627,706
2,304,142 FNMA 3 .500 05/01/45 2,180,075
2,732,159 FNMA 3 .500 07/01/45 2,582,705
2,857,964 FNMA 4 .000 07/01/45 2,790,519
9,031,337 FNMA 3 .500 09/01/45 8,623,454
4,139,695 FNMA 3 .000 11/01/45 3,822,128
1,735,761 FNMA 3 .500 11/01/45 1,637,992
5,314,957 FNMA 4 .000 11/01/45 5,189,523
1,398,673 FNMA 3 .500 12/01/45 1,319,886
4,774,826 FNMA 3 .500 12/01/45 4,505,877
2,432,207 FNMA 3 .500 12/01/45 2,295,210
6,905,671 FNMA 3 .500 01/01/46 6,516,688
1,326,162 FNMA 3 .500 02/01/46 1,251,462
3,653,321 FNMA 3 .500 04/01/46 3,459,069
2,106,573 FNMA 4 .500 05/01/46 2,112,040
1,863,818 FNMA 3 .000 06/01/46 1,711,591
2,801,685 FNMA 3 .500 07/01/46 2,643,851
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,896,264 FNMA 3 .500% 08/01/46 $ 4,676,144
2,938,484 FNMA 4 .000 08/01/46 2,867,329
2,943,351 FNMA 3 .000 09/01/46 2,685,521
3,626,161 FNMA 3 .000 10/01/46 3,324,145
13,245,006 FNMA 3 .000 11/01/46 12,127,394
1,668,168 FNMA 3 .500 12/01/46 1,574,188
22,493,516 FNMA 3 .000 01/01/47 20,554,344
2,859,767 FNMA 3 .000 02/01/47 2,628,238
1,870,079 FNMA 4 .000 02/01/47 1,820,143
4,035,573 FNMA 3 .000 03/01/47 3,702,623
2,414,138 FNMA 3 .500 03/01/47 2,278,148
545,040 FNMA 4 .000 03/01/47 530,654
428,795 FNMA 4 .500 03/01/47 427,420
3,555,635 FNMA 3 .000 04/01/47 3,282,884
5,578,306 FNMA 3 .000 04/01/47 5,105,157
3,206,959 FNMA 3 .500 04/01/47 3,026,307
1,613,691 FNMA 3 .500 05/01/47 1,522,791
3,184,583 FNMA 3 .500 07/01/47 3,040,749
12,240,963 FNMA 4 .000 07/01/47 11,906,527
2,931,162 FNMA 3 .500 10/01/47 2,766,026
16,429,806 FNMA 3 .500 11/01/47 15,504,203
1,276,270 FNMA 4 .500 11/01/47 1,270,450
1,629,683 FNMA 3 .500 01/01/48 1,537,868
5,863,561 FNMA 4 .000 01/01/48 5,703,346
931,915 FNMA 3 .000 02/01/48 854,050
1,332,453 FNMA 3 .500 02/01/48 1,257,373
9,234,370 FNMA 3 .500 04/01/48 8,714,034
1,871,899 FNMA 4 .000 04/01/48 1,820,754
160,350 FNMA 4 .500 04/01/48 159,776
2,844,116 FNMA 3 .500 06/01/48 2,683,843
4,817,210 FNMA 4 .000 07/01/48 4,685,583
3,120,842 FNMA 4 .500 07/01/48 3,100,116
1,755,924 FNMA 4 .000 08/01/48 1,707,943
1,297,464 FNMA 4 .000 10/01/48 1,262,009
1,754,055 FNMA 4 .500 10/01/48 1,744,972
15,020,431 FNMA 3 .000 11/01/48 13,781,231
3,614,094 FNMA 4 .000 11/01/48 3,512,645
1,225,193 FNMA 4 .500 11/01/48 1,218,080
1,327,094 FNMA 4 .000 12/01/48 1,290,828
1,103,979 FNMA 4 .500 01/01/49 1,096,833
2,928,943 FNMA 4 .500 02/01/49 2,914,334
3,949,629 FNMA 4 .000 04/01/49 3,841,730
3,466,388 FNMA 5 .000 04/01/49 3,540,936
4,301,646 FNMA 3 .500 07/01/49 4,055,353
15,477,852 FNMA 3 .500 08/01/49 14,605,492
2,530,977 FNMA 4 .000 08/01/49 2,461,831
9,470,356 FNMA 3 .000 09/01/49 8,653,455
5,261,005 FNMA 3 .000 12/01/49 4,807,169
11,957,578 FNMA 3 .000 12/01/49 10,970,998
10,358,817 FNMA 3 .000 12/01/49 9,433,476
12,855,274 FNMA 2 .500 01/01/50 11,230,617
20,390,750 FNMA 3 .000 02/01/50 18,631,879
9,514,286 FNMA 3 .500 02/01/50 8,948,836
13,128,782 FNMA 3 .000 03/01/50 11,976,617
18,870,416 FNMA 3 .000 05/01/50 17,234,770
10,463,140 FNMA 3 .000 06/01/50 9,548,973
7,879,734 FNMA 4 .000 06/01/50 7,660,896
17,268,823 FNMA 2 .500 07/01/50 15,075,465
4,415,151 FNMA 3 .000 08/01/50 4,026,982
9,623,748 FNMA 4 .000 08/01/50 9,344,541
33,607,255 FNMA 2 .500 09/01/50 29,307,780
149,912,835 FNMA 2 .500 10/01/50 130,733,747

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 19,077,955 FNMA 1 .500% 11/01/50 $ 15,106,595
92,805,996 FNMA 2 .000 11/01/50 77,206,514
13,420,742 FNMA 2 .500 11/01/50 11,661,138
53,903,583 FNMA 1 .500 12/01/50 42,654,933
98,492,255 FNMA 2 .000 12/01/50 82,097,125
8,691,986 FNMA 2 .500 12/01/50 7,563,605
74,695,767 FNMA 2 .000 01/01/51 62,238,518
7,893,152 FNMA 1 .500 02/01/51 6,251,022
7,122,694 FNMA 2 .000 02/01/51 5,914,903
88,392,598 FNMA 2 .500 02/01/51 76,916,974
36,230,030 FNMA 1 .500 03/01/51 28,657,412
101,682,893 FNMA 2 .000 03/01/51 84,220,878
20,675,181 FNMA 1 .500 04/01/51 16,381,187
123,202,312 FNMA 2 .000 04/01/51 102,442,863
31,026,224 FNMA 2 .500 04/01/51 26,988,874
82,262,071 FNMA 2 .000 05/01/51 68,391,608
3,150,363 FNMA 3 .500 05/01/51 2,933,993
10,013,261 FNMA 1 .500 06/01/51 7,922,160
75,947,227 FNMA 2 .000 06/01/51 63,144,472
44,497,063 FNMA 2 .500 06/01/51 38,710,311
48,477,184 FNMA 2 .000 07/01/51 40,316,669
141,734,370 FNMA 2 .000 08/01/51 117,501,996
88,928,068 FNMA 2 .500 08/01/51 77,220,653
66,895,022 FNMA 2 .000 09/01/51 55,447,593
38,877,520 FNMA 2 .500 09/01/51 33,870,965
10,713,761 FNMA 1 .500 11/01/51 8,467,811
87,908,059 FNMA 2 .000 11/01/51 72,910,838
46,024,777 FNMA 2 .500 11/01/51 39,901,199
76,302,656 FNMA 2 .000 12/01/51 63,243,095
68,584,938 FNMA 2 .000 12/01/51 56,955,673
83,380,767 FNMA 2 .500 12/01/51 72,574,060
85,408,757 FNMA 2 .500 01/01/52 73,951,196
53,147,038 FNMA 3 .000 01/01/52 48,018,545
62,220,448 FNMA 2 .000 02/01/52 51,516,942
14,780,225 FNMA 3 .500 02/01/52 13,848,554
47,352,677 FNMA 2 .000 03/01/52 39,212,560
72,454,132 FNMA 2 .500 03/01/52 62,779,618
7,930,040 FNMA 3 .500 03/01/52 7,403,120
13,373,400 FNMA 2 .000 04/01/52 11,070,891
27,297,787 FNMA 2 .500 04/01/52 23,635,600
9,956,597 FNMA 3 .000 04/01/52 8,952,921
8,305,510 FNMA 3 .500 04/01/52 7,736,886
44,614,297 FNMA 2 .500 05/01/52 38,573,777
24,155,182 FNMA 3 .000 05/01/52 21,682,211
6,847,836 FNMA 3 .500 05/01/52 6,376,962
51,724,790 FNMA 4 .000 05/01/52 49,747,738
8,879,054 FNMA 2 .500 06/01/52 7,678,593
22,470,389 FNMA 3 .000 06/01/52 20,183,494
7,420,131 FNMA 3 .500 06/01/52 6,914,691
12,895,471 FNMA 4 .000 06/01/52 12,383,273
29,305,274 FNMA 4 .500 06/01/52 28,803,106
16,885,240 FNMA 3 .000 07/01/52 15,170,691
10,712,548 FNMA 3 .000 07/01/52 9,624,601
5,152,984 FNMA 3 .500 07/01/52 4,798,655
31,400,255 FNMA 3 .500 07/01/52 29,251,875
8,762,757 FNMA 4 .000 07/01/52 8,421,317
37,571,065 FNMA 4 .000 07/01/52 36,108,886
8,589,186 FNMA 4 .500 07/01/52 8,453,955
21,569,386 FNMA 4 .500 07/01/52 21,223,386
20,748,886 FNMA 5 .000 07/01/52 20,763,746
11,987,123 FNMA 2 .500 08/01/52 10,349,333
4,154,038 FNMA 5 .000 08/01/52 4,161,121
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 18,082,965 FNMA 3 .500% 09/01/52 $ 16,859,066
4,695,784 FNMA 4 .000 09/01/52 4,511,393
27,183,079 FNMA 4 .500 09/01/52 26,736,263
23,599,392 FNMA 5 .000 09/01/52 23,632,946
4,265,393 FNMA 3 .000 10/01/52 3,832,359
8,040,051 FNMA 4 .000 10/01/52 7,725,521
54,954,052 FNMA 4 .500 10/01/52 54,045,322
24,280,663 FNMA 5 .000 10/01/52 24,296,303
13,684,372 FNMA 5 .500 10/01/52 13,865,871
15,757,262 FNMA 3 .000 11/01/52 14,154,675
14,362,631 FNMA 3 .500 11/01/52 13,375,037
12,072,835 FNMA 4 .000 11/01/52 11,602,890
13,154,468 FNMA 4 .500 11/01/52 12,936,948
29,080,048 FNMA 5 .000 11/01/52 29,138,754
8,489,673 FNMA 5 .500 11/01/52 8,608,813
8,110,375 FNMA 6 .000 11/01/52 8,318,734
2,884,718 FNMA 4 .000 12/01/52 2,770,717
13,799,796 FNMA 5 .500 12/01/52 13,991,339
14,237,132 FNMA 5 .500 01/01/53 14,407,750
19,599,594 FNMA 6 .000 01/01/53 20,060,797
5,142,038 FNMA 6 .500 01/01/53 5,305,583
14,459,432 FNMA 5 .000 02/01/53 14,462,492
17,988,872 FNMA 5 .500 02/01/53 18,203,456
8,716,150 FNMA 6 .000 02/01/53 8,924,812
672,016 FNMA 7 .000 02/01/53 698,167
2,016,901 FNMA 3 .500 03/01/53 1,878,972
2,005,043 FNMA 4 .000 03/01/53 1,925,610
2,847,408 FNMA 4 .500 03/01/53 2,800,310
2,829,141 FNMA 5 .000 03/01/53 2,829,740
6,492,036 FNMA 6 .000 03/01/53 6,643,731
2,884,903 FNMA 6 .500 03/01/53 2,982,936
2,109,463 FNMA 3 .500 04/01/53 1,964,568
2,705,757 FNMA 5 .000 04/01/53 2,706,121
6,950,146 FNMA 5 .500 04/01/53 7,034,697
3,353,467 FNMA 6 .000 04/01/53 3,430,413
1,576,208 FNMA 6 .500 04/01/53 1,628,287
12,322,077 FNMA 4 .000 05/01/53 11,835,178
10,363,808 FNMA 5 .000 05/01/53 10,364,401
25,011,958 FNMA 5 .500 05/01/53 25,308,090
9,746,387 FNMA 4 .500 06/01/53 9,583,119
12,762,539 FNMA 5 .000 06/01/53 12,762,284
7,412,512 FNMA 5 .500 06/01/53 7,498,834
18,990,802 FNMA 5 .000 07/01/53 18,988,956
35,822,737 FNMA 5 .500 07/01/53 36,248,270
27,619,285 FNMA 6 .000 07/01/53 28,263,647
7,329,138 FNMA 6 .500 07/01/53 7,568,969
18,822,565 FNMA 5 .000 08/01/53 18,810,557
23,871,685 FNMA 5 .500 08/01/53 24,152,189
2,903,405 FNMA 6 .000 08/01/53 2,968,565
4,964,512 FNMA 6 .500 08/01/53 5,126,143
19,518,742 FNMA 5 .500 10/01/53 19,744,547
20,446,076 FNMA 6 .000 10/01/53 20,900,761
8,535,223 FNMA 6 .500 10/01/53 8,799,434
4,997,829 FNMA 5 .000 11/01/53 4,995,412
36,438,694 FNMA 6 .000 12/01/53 37,249,180
37,774,802 FNMA 6 .500 12/01/53 38,949,227
13,246,027 FNMA 7 .000 12/01/53 13,758,967
7,880,656 FNMA 7 .000 01/01/54 8,185,832
6,965,723 FNMA 5 .500 02/01/54 7,047,564
13,750,536 FNMA 6 .000 02/01/54 14,053,581
27,441,099 FNMA 6 .500 02/01/54 28,294,735
7,855,647 FNMA 5 .500 03/01/54 7,947,542

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 12,057,606 FNMA 6 .000% 03/01/54 $ 12,323,341
4,463,316 FNMA 6 .500 03/01/54 4,601,143
7,344,533 FNMA 7 .000 03/01/54 7,628,948
5,241,632 FNMA 4 .500 04/01/54 5,152,610
4,496,336 FNMA 6 .500 04/01/54 4,635,414
5,120,444 FNMA 5 .000 06/01/54 5,117,179
20,743,697 FNMA 5 .500 06/01/54 20,986,363
20,133,729 FNMA 6 .000 06/01/54 20,577,467
9,389,541 FNMA 6 .500 06/01/54 9,679,021
7,969,790 FNMA 5 .000 07/01/54 7,964,707
15,695,005 FNMA 5 .500 07/01/54 15,878,613
24,100,797 FNMA 6 .000 07/01/54 24,631,973
10,466,476 FNMA 6 .500 07/01/54 10,789,694
6,549,591 FNMA 7 .000 07/01/54 6,807,315
20,677,542 FNMA 5 .500 08/01/54 20,919,443
37,726,532 FNMA 6 .000 08/01/54 38,558,026
25,698,770 FNMA 6 .500 08/01/54 26,490,720
16,769,099 FNMA 5 .500 09/01/54 16,964,416
30,756,026 FNMA 6 .000 09/01/54 31,433,945
1,486,136 FNMA 3 .500 07/01/55 1,402,410
11,615,000 Freddie Mac Multifamily Structured Pass Through Certificates 6 .500 10/01/54 11,976,063
148 Government National Mortgage Association (GNMA) 4 .500 01/15/25 148
3,988 GNMA 4 .000 08/15/25 3,969
2,557 GNMA 3 .500 03/15/26 2,539
3,201 GNMA 4 .000 04/15/26 3,189
4,107 GNMA 4 .000 06/20/26 4,083
7,254 GNMA 3 .500 11/20/26 7,189
36,416 GNMA 3 .000 12/15/26 35,947
139,363 GNMA 2 .500 04/20/27 136,526
121,538 GNMA 2 .500 09/20/27 118,849
58 GNMA 6 .500 09/15/28 58
551 GNMA 6 .500 11/15/28 562
94 GNMA 7 .500 11/15/28 94
225,831 GNMA 3 .500 11/20/28 223,418
3,340 GNMA 8 .500 10/15/30 3,361
1,141 GNMA 8 .500 10/20/30 1,203
152 GNMA 8 .500 12/15/30 163
151 GNMA 7 .000 06/20/31 156
1,416,555 GNMA 3 .000 08/20/32 1,380,855
60,367 GNMA 6 .000 10/15/32 63,930
7,841 GNMA 5 .500 12/20/32 8,160
22,930 GNMA 5 .500 05/15/33 23,602
1,957 GNMA 5 .000 07/15/33 1,979
8,101 GNMA 5 .500 07/15/33 8,387
2,199 GNMA 5 .000 07/20/33 2,224
10,906 GNMA 5 .000 08/15/33 11,051
36,206 GNMA 5 .500 09/15/33 37,728
31,241 GNMA 6 .000 11/20/33 32,502
13,193 GNMA 5 .500 05/20/34 13,728
19,645 GNMA 6 .000 09/20/34 20,695
1,330 GNMA 5 .000 10/20/34 1,366
37,556 GNMA 5 .500 11/15/34 38,880
17,630 GNMA 6 .500 01/15/35 18,336
10,617 GNMA 5 .500 02/20/35 10,986
204,058 GNMA 5 .000 03/20/35 209,399
58,232 GNMA 5 .000 04/15/35 59,398
61,258 GNMA 5 .500 05/20/35 63,817
2,123 GNMA 5 .000 09/20/35 2,178
2,768 GNMA 5 .000 11/15/35 2,850
1,753 GNMA 5 .000 11/15/35 1,805
17,440 GNMA 5 .500 02/20/36 18,169
2,630 GNMA 5 .500 03/15/36 2,723
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,715 GNMA 5 .500% 05/20/36 $ 5,924
1,894 GNMA 6 .500 06/15/36 1,987
55,865 GNMA 5 .500 06/20/36 58,201
3,271 GNMA 5 .000 09/15/36 3,367
1,894 GNMA 6 .000 09/15/36 1,954
5,392 GNMA 6 .000 10/20/36 5,658
3,457 GNMA 5 .000 12/15/36 3,558
3,229 GNMA 6 .000 01/20/37 3,388
51,712 GNMA 5 .500 02/15/37 53,540
12,226 GNMA 6 .000 02/20/37 12,830
80,105 GNMA 6 .000 04/15/37 84,004
37,361 GNMA 6 .000 04/20/37 38,626
5,239 GNMA 6 .000 06/15/37 5,422
6,633 GNMA 6 .000 08/20/37 6,961
5,536 GNMA 6 .500 08/20/37 5,858
25,375 GNMA 6 .500 11/20/37 26,851
7,938 GNMA 6 .000 12/15/37 8,255
1,366 GNMA 5 .000 02/20/38 1,401
32,572 GNMA 5 .000 04/15/38 33,403
788 GNMA 5 .500 05/20/38 810
5,362 GNMA 5 .500 06/15/38 5,552
16,859 GNMA 6 .000 06/20/38 17,691
15,356 GNMA 5 .500 07/15/38 15,900
117,060 GNMA 5 .000 07/20/38 119,558
118,212 GNMA 5 .500 07/20/38 122,940
4,176 GNMA 5 .500 08/15/38 4,324
38,812 GNMA 6 .000 08/15/38 40,857
38,705 GNMA 6 .000 08/15/38 40,226
11,421 GNMA 6 .000 08/20/38 11,985
45,612 GNMA 6 .000 09/20/38 49,279
29,654 GNMA 5 .000 10/15/38 30,360
4,082 GNMA 5 .500 10/15/38 4,211
5,884 GNMA 6 .500 10/20/38 6,025
2,436 GNMA 6 .500 10/20/38 2,569
647 GNMA 5 .500 11/15/38 670
10,771 GNMA 6 .500 11/20/38 11,228
39,909 GNMA 6 .000 12/15/38 41,876
663 GNMA 6 .500 12/15/38 687
8,848 GNMA 5 .000 01/15/39 9,116
186,368 GNMA 4 .500 01/20/39 188,824
25,394 GNMA 6 .500 01/20/39 27,068
7,194 GNMA 5 .000 02/15/39 7,405
611 GNMA 6 .000 02/15/39 617
6,462 GNMA 4 .500 03/15/39 6,543
87,601 GNMA 4 .500 03/15/39 87,677
2,481 GNMA 4 .500 03/20/39 2,514
49,128 GNMA 5 .500 03/20/39 51,670
4,152 GNMA 4 .500 04/15/39 4,190
96,814 GNMA 5 .500 04/15/39 100,239
1,701 GNMA 5 .000 04/20/39 1,747
6,814 GNMA 4 .000 05/15/39 6,730
115,509 GNMA 4 .500 05/15/39 116,825
63,064 GNMA 5 .000 05/15/39 64,677
8,654 GNMA 4 .000 05/20/39 8,590
21,856 GNMA 4 .500 05/20/39 22,144
514,315 GNMA 5 .000 05/20/39 526,892
3,670 GNMA 4 .500 06/15/39 3,716
310,034 GNMA 4 .500 06/15/39 315,616
505,781 GNMA 5 .000 06/15/39 517,505
409,241 GNMA 5 .000 06/15/39 415,276
8,430 GNMA 5 .000 06/15/39 8,683
3,412 GNMA 5 .000 06/15/39 3,508

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,834 GNMA 5 .000% 06/15/39 $ 3,950
4,999 GNMA 4 .000 06/20/39 4,962
3,247 GNMA 5 .000 06/20/39 3,337
364,975 GNMA 4 .000 07/15/39 358,546
3,871 GNMA 4 .500 07/15/39 3,873
10,823 GNMA 4 .500 07/15/39 10,831
427,098 GNMA 4 .500 07/15/39 431,964
6,215 GNMA 5 .000 07/15/39 6,392
47,307 GNMA 4 .500 07/20/39 47,930
44,209 GNMA 5 .000 07/20/39 45,426
5,214 GNMA 5 .500 07/20/39 5,432
21,272 GNMA 4 .000 08/15/39 20,975
42,615 GNMA 5 .000 08/15/39 43,184
1,587 GNMA 5 .500 08/15/39 1,628
16,665 GNMA 6 .000 08/15/39 17,140
14,538 GNMA 4 .000 08/20/39 14,430
11,426 GNMA 5 .000 08/20/39 11,740
15,343 GNMA 5 .000 09/20/39 15,812
3,347 GNMA 4 .500 10/15/39 3,346
1,759 GNMA 5 .000 10/15/39 1,809
4,816 GNMA 4 .500 10/20/39 4,879
10,143 GNMA 4 .500 11/15/39 10,252
7,072 GNMA 4 .500 11/20/39 7,163
8,575 GNMA 5 .000 11/20/39 8,810
247,718 GNMA 4 .500 12/15/39 250,251
7,151 GNMA 4 .500 12/20/39 7,242
270,269 GNMA 5 .000 12/20/39 277,705
233,615 GNMA 4 .500 01/20/40 236,574
4,212 GNMA 5 .500 01/20/40 4,388
157,808 GNMA 5 .500 02/15/40 163,389
21,001 GNMA 4 .000 03/15/40 20,812
3,652 GNMA 5 .000 03/15/40 3,694
1,272 GNMA 4 .500 04/15/40 1,281
35,542 GNMA 5 .000 04/15/40 35,978
9,526 GNMA 4 .500 04/20/40 9,644
1,498 GNMA 4 .500 05/15/40 1,511
43,432 GNMA 5 .000 05/15/40 44,407
1,969 GNMA 4 .500 05/20/40 1,994
73,750 (d) GNMA, (DGS1 + 1.500%) 4 .875 05/20/40 74,262
948,736 GNMA 4 .500 06/15/40 957,949
3,008 GNMA 4 .500 06/15/40 3,037
2,614 GNMA 4 .500 06/15/40 2,636
49,618 GNMA 5 .000 06/20/40 50,954
85,428 GNMA 4 .500 07/15/40 86,127
27,048 GNMA 4 .500 07/15/40 27,021
334,178 GNMA 4 .500 07/20/40 338,205
10,114 GNMA 5 .000 07/20/40 10,386
69,058 GNMA 4 .000 08/15/40 67,982
359,270 GNMA 4 .000 08/15/40 352,273
30,438 GNMA 4 .500 08/15/40 30,801
24,578 GNMA 4 .500 08/20/40 24,871
22,033 GNMA 4 .500 09/20/40 22,283
7,597 GNMA 5 .500 09/20/40 7,915
6,676 GNMA 6 .500 09/20/40 6,883
11,113 GNMA 4 .000 10/15/40 10,940
16,475 GNMA 6 .000 10/20/40 17,287
133,512 GNMA 4 .000 11/15/40 131,433
285,661 GNMA 4 .000 11/20/40 283,544
71,641 GNMA 3 .500 12/15/40 68,960
128,095 GNMA 5 .500 12/20/40 133,451
373,113 GNMA 4 .000 01/15/41 369,198
777,490 GNMA 4 .000 01/20/41 771,730
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 75,846 GNMA 4 .000% 02/15/41 $ 75,039
213,406 GNMA 4 .500 02/20/41 215,956
125,816 GNMA 4 .500 03/15/41 126,905
240,764 GNMA 4 .500 04/20/41 243,641
54,325 GNMA 5 .000 04/20/41 55,487
15,080 (d) GNMA, (DGS1 + 1.500%) 4 .875 06/20/41 15,191
49,547 GNMA 4 .000 07/15/41 49,020
99,911 GNMA 4 .000 07/20/41 99,170
342,168 GNMA 4 .500 07/20/41 346,257
298,965 GNMA 5 .000 07/20/41 307,151
77,987 GNMA 4 .500 08/15/41 78,511
146,141 GNMA 5 .000 08/20/41 150,163
198,091 GNMA 4 .000 09/15/41 194,322
10,236 (d) GNMA, (DGS1 + 1.500%) 3 .625 09/20/41 10,351
465,751 GNMA 4 .000 09/20/41 462,300
31,339 GNMA 4 .000 10/15/41 31,005
20,644 (d) GNMA, (DGS1 + 1.500%) 3 .750 10/20/41 20,822
11,607 (d) GNMA, (DGS1 + 1.500%) 3 .750 10/20/41 11,692
596,467 GNMA 4 .000 10/20/41 592,047
84,098 GNMA 5 .500 10/20/41 87,612
168,264 GNMA 3 .500 11/15/41 162,487
418,993 GNMA 4 .000 11/15/41 412,467
783,668 GNMA 4 .500 11/20/41 793,034
360,227 GNMA 5 .000 11/20/41 370,141
82,833 GNMA 6 .000 11/20/41 86,920
426,940 GNMA 3 .500 01/20/42 411,245
51,009 (d) GNMA, (DGS1 + 1.500%) 4 .625 02/20/42 51,473
203,908 GNMA 3 .500 03/20/42 196,224
391,800 GNMA 4 .500 03/20/42 396,483
372,209 GNMA 3 .500 04/15/42 359,083
826,456 GNMA 3 .500 05/20/42 781,059
1,936,180 GNMA 3 .500 05/20/42 1,860,524
448,901 GNMA 4 .000 05/20/42 445,576
754,855 GNMA 3 .500 07/15/42 726,131
451,872 GNMA 3 .500 07/20/42 433,797
73,488 (d) GNMA, (DGS1 + 1.500%) 3 .625 07/20/42 74,342
600,116 GNMA 3 .000 08/20/42 562,038
817,387 GNMA 3 .500 08/20/42 776,596
1,897,255 GNMA 3 .500 08/20/42 1,820,486
395,951 GNMA 6 .000 08/20/42 415,492
767,565 GNMA 3 .500 10/20/42 735,796
891,937 GNMA 3 .000 11/20/42 828,845
884,335 GNMA 3 .000 12/20/42 812,524
1,046,938 GNMA 3 .000 12/20/42 972,881
555,491 GNMA 3 .000 01/15/43 519,013
2,466,866 GNMA 3 .000 01/15/43 2,304,826
782,158 GNMA 3 .000 01/20/43 726,843
1,337,165 GNMA 3 .000 02/20/43 1,242,598
1,037,732 GNMA 3 .000 02/20/43 967,187
226,663 GNMA 3 .000 04/15/43 211,777
251,904 GNMA 5 .000 04/20/43 258,822
526,534 GNMA 3 .000 05/20/43 489,293
801,165 GNMA 3 .000 06/20/43 744,499
2,013,234 GNMA 3 .500 06/20/43 1,902,572
1,751,682 GNMA 3 .000 07/20/43 1,627,783
832,152 GNMA 3 .500 07/20/43 797,987
3,463,212 GNMA 4 .500 08/20/43 3,505,312
1,146,943 GNMA 3 .500 09/20/43 1,100,085
368,005 GNMA 4 .000 09/20/43 362,789
4,801,483 GNMA 3 .500 10/20/43 4,605,558
2,196,253 GNMA 4 .000 10/20/43 2,170,955
205,831 GNMA 3 .500 11/20/43 197,358

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 394,570 GNMA 4 .000% 11/20/43 $ 389,944
380,766 GNMA 4 .500 12/20/43 383,440
418,856 GNMA 4 .500 01/20/44 422,013
493,964 GNMA 3 .500 02/20/44 473,125
670,829 GNMA 4 .000 02/20/44 662,550
668,665 GNMA 4 .000 05/20/44 660,275
704,348 GNMA 4 .000 06/20/44 695,510
1,795,078 GNMA 3 .500 07/20/44 1,714,180
5,606,120 GNMA 3 .500 10/20/44 5,352,598
590,260 GNMA 4 .500 10/20/44 594,407
1,287,988 GNMA 3 .500 11/20/44 1,229,608
1,611,185 GNMA 3 .000 12/20/44 1,497,245
3,002,786 GNMA 4 .000 12/20/44 2,962,021
4,033,604 GNMA 3 .500 02/20/45 3,850,169
2,405,807 GNMA 4 .000 03/20/45 2,373,144
1,647,155 GNMA 3 .000 04/20/45 1,529,679
3,529,439 GNMA 3 .000 06/20/45 3,275,624
8,047,840 GNMA 3 .000 07/20/45 7,436,865
2,735,023 GNMA 4 .000 10/20/45 2,693,666
4,620,669 GNMA 4 .000 11/20/45 4,546,696
2,075,327 GNMA 3 .000 12/20/45 1,924,048
1,850,922 GNMA 3 .500 12/20/45 1,764,664
9,891,463 GNMA 3 .000 03/20/46 9,161,503
3,474,934 GNMA 3 .000 04/20/46 3,215,987
2,111,890 GNMA 4 .000 04/20/46 2,078,664
9,305,531 GNMA 3 .000 05/20/46 8,585,161
5,730,361 GNMA 3 .500 05/20/46 5,458,180
2,122,152 GNMA 3 .000 06/20/46 1,962,205
1,290,581 GNMA 3 .500 06/20/46 1,228,316
1,608,208 GNMA 3 .000 07/20/46 1,486,788
2,761,885 GNMA 3 .500 08/20/46 2,630,267
1,556,563 GNMA 3 .000 09/20/46 1,435,105
6,388,611 GNMA 3 .500 09/20/46 6,078,477
3,053,530 GNMA 3 .000 10/20/46 2,811,552
1,693,152 GNMA 3 .000 12/20/46 1,564,224
10,554,250 GNMA 3 .000 01/20/47 9,720,508
1,212,697 GNMA 4 .000 01/20/47 1,190,745
2,590,789 GNMA 4 .000 04/20/47 2,536,698
2,774,038 GNMA 3 .500 05/20/47 2,634,990
1,400,801 GNMA 3 .500 06/20/47 1,329,743
1,787,755 GNMA 3 .000 07/20/47 1,649,770
3,173,275 GNMA 4 .500 07/20/47 3,179,921
3,340,104 GNMA 3 .000 08/20/47 3,081,216
3,723,576 GNMA 3 .500 08/20/47 3,539,005
6,638,939 GNMA 3 .000 09/20/47 6,112,184
8,370,239 GNMA 4 .000 09/20/47 8,204,505
5,991,411 GNMA 3 .500 11/20/47 5,681,841
4,434,289 GNMA 3 .500 12/20/47 4,204,655
2,816,508 GNMA 3 .500 01/20/48 2,670,282
3,533,944 GNMA 4 .000 05/20/48 3,452,102
2,629,077 GNMA 4 .000 06/20/48 2,571,014
6,072,294 GNMA 3 .500 07/20/48 5,756,976
2,726,859 GNMA 4 .000 08/20/48 2,662,829
1,854,490 GNMA 5 .000 08/20/48 1,881,550
1,748,184 GNMA 4 .500 09/20/48 1,748,076
1,494,511 GNMA 5 .000 10/20/48 1,518,394
1,225,212 GNMA 4 .500 11/20/48 1,224,948
2,804,229 GNMA 3 .500 04/20/49 2,654,290
9,470,925 GNMA 4 .500 04/20/49 9,467,413
2,905,150 GNMA 4 .000 05/20/49 2,837,005
1,841,102 GNMA 3 .500 06/20/49 1,739,740
4,160,323 GNMA 3 .500 09/20/49 3,928,801
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,999,353 GNMA 3 .500% 11/20/49 $ 2,831,549
23,854,753 GNMA 2 .500 12/20/49 21,133,066
53,268,262 GNMA 3 .000 02/20/50 48,766,443
6,480,373 GNMA 3 .500 02/20/50 6,151,784
9,172,604 GNMA 3 .500 04/20/50 8,679,424
8,792,382 GNMA 3 .000 05/20/50 8,047,479
8,899,216 GNMA 2 .500 08/20/50 7,866,276
14,340,408 GNMA 2 .500 10/20/50 12,669,968
37,903,433 GNMA 2 .000 11/20/50 32,180,075
20,085,037 GNMA 2 .500 12/20/50 17,741,252
22,229,550 GNMA 2 .000 01/20/51 18,863,474
5,539,111 GNMA 2 .500 01/20/51 4,890,105
19,759,133 GNMA 2 .000 02/20/51 16,763,304
3,761,762 GNMA 1 .500 04/20/51 3,089,865
15,678,125 GNMA 2 .000 04/20/51 13,294,955
35,993,910 GNMA 2 .500 04/20/51 31,752,712
13,475,606 GNMA 2 .500 05/20/51 11,889,002
11,461,663 GNMA 2 .000 06/20/51 9,719,348
3,249,634 GNMA 3 .000 06/20/51 2,967,092
64,171,552 GNMA 2 .500 07/20/51 56,577,131
5,801,717 GNMA 2 .000 08/20/51 4,919,740
24,264,548 GNMA 2 .500 08/20/51 21,386,853
7,326,911 GNMA 3 .000 08/20/51 6,685,373
22,786,520 GNMA 2 .500 09/20/51 20,079,024
5,417,675 GNMA 3 .000 09/20/51 4,942,239
145,622,932 GNMA 2 .000 11/20/51 123,484,513
16,220,030 GNMA 2 .000 12/20/51 13,754,119
23,915,654 GNMA 2 .500 12/20/51 21,075,386
23,372,922 GNMA 3 .000 12/20/51 21,319,015
4,016,158 GNMA 3 .500 01/20/52 3,776,182
12,296,439 GNMA 2 .500 02/20/52 10,834,972
19,957,804 GNMA 3 .500 02/20/52 18,746,915
8,846,880 GNMA 2 .000 04/20/52 7,504,538
23,296,053 GNMA 2 .500 04/20/52 20,527,203
16,693,125 GNMA 3 .000 04/20/52 15,223,563
15,538,688 GNMA 2 .000 05/20/52 13,180,980
13,339,857 GNMA 2 .500 05/20/52 11,755,034
7,845,061 GNMA 3 .000 05/20/52 7,152,149
8,543,050 GNMA 4 .000 05/20/52 8,258,186
10,176,470 GNMA 3 .000 06/20/52 9,281,036
8,592,555 GNMA 4 .000 06/20/52 8,311,298
2,983,795 GNMA 3 .000 07/20/52 2,723,483
14,637,960 GNMA 3 .500 07/20/52 13,749,790
4,313,329 GNMA 4 .500 07/20/52 4,265,844
4,296,237 GNMA 3 .500 08/20/52 4,035,555
8,784,386 GNMA 4 .000 08/20/52 8,491,464
6,334,103 GNMA 4 .500 08/20/52 6,263,395
4,273,487 GNMA 5 .000 08/20/52 4,291,168
7,478,944 GNMA 3 .500 09/20/52 7,025,136
11,378,073 GNMA 4 .000 09/20/52 11,005,625
37,288,844 GNMA 4 .500 09/20/52 36,866,834
4,291,870 GNMA 5 .000 09/20/52 4,305,398
8,161,681 GNMA 5 .500 09/20/52 8,256,343
6,870,801 GNMA 3 .500 10/20/52 6,453,885
19,105,529 GNMA 4 .000 10/20/52 18,468,433
1,957,623 GNMA 3 .500 11/20/52 1,838,840
4,475,931 GNMA 4 .500 11/20/52 4,424,126
27,772,032 GNMA 5 .000 11/20/52 27,859,342
8,673,900 GNMA 5 .500 11/20/52 8,769,312
9,576,215 GNMA 3 .500 12/20/52 8,995,189
1,039,093 GNMA 4 .000 12/20/52 1,004,444
1,005,289 GNMA 4 .500 12/20/52 993,551

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,608,201 GNMA 5 .500% 12/20/52 $ 7,696,447
4,564,302 GNMA 6 .000 12/20/52 4,662,431
2,677,014 GNMA 5 .000 01/20/53 2,684,354
6,795,202 GNMA 6 .000 01/20/53 6,956,978
4,300,543 GNMA 6 .500 01/20/53 4,416,984
5,186,410 GNMA 2 .500 02/20/53 4,574,574
4,462,166 GNMA 3 .000 02/20/53 4,082,362
1,871,602 GNMA 4 .000 02/20/53 1,809,194
1,497,449 GNMA 4 .500 02/20/53 1,479,797
5,556,027 GNMA 5 .000 02/20/53 5,570,164
5,272,969 GNMA 5 .500 02/20/53 5,334,549
2,862,846 GNMA 4 .500 03/20/53 2,829,099
18,733,750 GNMA 5 .000 03/20/53 18,783,036
5,188,765 GNMA 5 .500 03/20/53 5,247,748
3,034,783 GNMA 6 .000 03/20/53 3,105,643
9,074,336 GNMA 4 .000 04/20/53 8,771,748
2,414,835 GNMA 5 .500 04/20/53 2,441,079
4,851,914 GNMA 4 .500 05/20/53 4,793,221
15,306,693 GNMA 5 .000 05/20/53 15,345,265
3,167,749 GNMA 3 .500 06/20/53 2,989,415
16,650,569 GNMA 5 .500 06/20/53 16,834,531
4,796,369 GNMA 6 .500 06/20/53 4,921,803
10,972,815 GNMA 4 .500 07/20/53 10,839,451
7,920,228 GNMA 5 .000 07/20/53 7,941,652
4,643,974 GNMA 5 .500 07/20/53 4,692,926
7,655,319 GNMA 6 .000 07/20/53 7,815,075
12,562,504 GNMA 5 .500 08/20/53 12,693,689
2,589,766 GNMA 6 .000 08/20/53 2,640,686
1,953,566 GNMA 7 .000 08/20/53 2,007,810
4,978,241 GNMA 5 .000 09/20/53 4,987,377
10,807,854 GNMA 6 .000 09/20/53 11,013,652
12,893,036 GNMA 6 .000 11/20/53 13,149,625
10,096,729 GNMA 6 .500 11/20/53 10,335,281
4,774,212 GNMA 7 .000 11/20/53 4,899,622
5,189,842 GNMA 7 .000 12/20/53 5,320,072
12,061,238 GNMA 5 .500 01/20/54 12,182,724
7,720,652 GNMA 6 .000 01/20/54 7,855,032
12,722,165 GNMA 6 .500 01/20/54 13,022,758
3,074,323 GNMA 4 .500 02/20/54 3,036,958
9,037,378 GNMA 5 .000 02/20/54 9,064,147
2,910,588 GNMA 6 .000 02/20/54 2,961,247
2,820,580 GNMA 6 .500 02/20/54 2,887,223
4,849,452 GNMA 6 .000 03/20/54 4,933,858
5,190,539 GNMA 5 .000 04/20/54 5,205,114
3,060,859 GNMA 5 .500 04/20/54 3,091,289
6,829,332 GNMA 6 .000 04/20/54 6,948,198
3,084,171 GNMA 5 .000 05/20/54 3,092,515
16,924,624 GNMA 5 .500 05/20/54 17,090,284
5,228,963 GNMA 4 .500 06/20/54 5,165,410
9,825,321 GNMA 6 .000 06/20/54 9,996,333
4,856,909 GNMA 6 .500 06/20/54 4,971,666
9,223,755 GNMA 6 .500 07/20/54 9,442,840
13,828,588 GNMA 5 .500 08/20/54 13,966,073
13,685,443 GNMA 6 .000 08/20/54 13,928,631
7,900,000 GNMA 5 .500 09/20/54 7,978,543
5,890,000 GNMA 6 .000 09/20/54 5,994,666
TOTAL MORTGAGE BACKED 6,605,493,076
MUNICIPAL BONDS - 0.6%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 197,310
250,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 205,852
300,000 American Municipal Power, Inc 7 .834 02/15/41 378,716
455,000 American Municipal Power, Inc 6 .270 02/15/50 502,663
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,165,000 American Municipal Power, Inc 8 .084% 02/15/50 $ 1,590,993
490,000 Bay Area Toll Authority 6 .918 04/01/40 577,784
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,280,686
755,000 Bay Area Toll Authority 3 .126 04/01/55 546,389
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 176,913
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 702,994
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 502,584
500,000 California Earthquake Authority 5 .603 07/01/27 507,580
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 96,508
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 95,011
200,000 California Institute of Technology 4 .321 08/01/45 187,695
750,000 California Institute of Technology 3 .650 09/01/19 537,238
200,000 California State University 3 .899 11/01/47 178,965
1,000,000 California State University 2 .897 11/01/51 755,182
750,000 California State University 2 .975 11/01/51 558,567
950,000 California State University 2 .939 11/01/52 683,394
2,000,000 California State University 5 .183 11/01/53 2,028,230
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 765,869
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,255,648
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,571,561
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 189,471
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 191,626
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 569,427
690,000 City of Houston TX 3 .961 03/01/47 612,568
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4 .242 05/15/48 126,905
1,000,000 City of New York NY 4 .610 09/01/37 1,005,840
345,000 City of New York NY 5 .263 10/01/52 372,126
1,440,000 City of New York NY 5 .828 10/01/53 1,657,900
1,000,000 City of Riverside CA 3 .857 06/01/45 894,740
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 809,574
875,000 City of Tucson AZ 2 .856 07/01/47 650,274
150,000 Colorado Bridge Enterprise 6 .078 12/01/40 164,572
200,000 Commonwealth Financing Authority 4 .014 06/01/33 195,856
100,000 Commonwealth Financing Authority 3 .864 06/01/38 93,886
100,000 Commonwealth Financing Authority 4 .144 06/01/38 96,014
645,000 Commonwealth Financing Authority 3 .807 06/01/41 574,524
825,000 Commonwealth Financing Authority 2 .991 06/01/42 650,415
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 994,303
396,010 Commonwealth of Massachusetts 4 .110 07/15/31 393,313
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 83,888
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 556,981
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5 .731 06/01/40 528,204
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 111,810
200,000 County of Clark Department of Aviation 6 .820 07/01/45 238,710
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 126,846
510,000 County of Miami-Dade Seaport Department 6 .224 11/01/55 551,795
1,000,000 County of Riverside CA 3 .818 02/15/38 946,958
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 1,072,148
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 742,144
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 217,481
235,000 Dallas Fort Worth International Airport 3 .089 11/01/40 192,558
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 78,978
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 192,891
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 155,958
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 211,234
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 417,085
350,000 Denver City & County School District No 4 .242 12/15/37 340,512
200,000 District of Columbia 5 .591 12/01/34 207,944
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 430,750
500,000 Duke University 2 .682 10/01/44 380,517
115,000 Duke University 3 .299 10/01/46 90,732
500,000 Duke University 2 .757 10/01/50 353,121

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 500,000 Duke University 2 .832% 10/01/55 $ 349,858
190,000 Empire State Development Corp 3 .900 03/15/33 189,564
810,000 Empire State Development Corp 3 .900 03/15/33 787,473
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 313,244
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 252,635
300,000 George Washington University 4 .300 09/15/44 275,299
200,000 George Washington University 4 .868 09/15/45 198,476
375,000 George Washington University 4 .126 09/15/48 336,267
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 859,298
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,272,634
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 342,845
570,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 534,699
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 779,632
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 748,052
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .651 01/15/46 172,036
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .086 09/15/51 149,211
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .652 08/15/57 162,347
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,134,597
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 547,668
385,000 Indiana Finance Authority 3 .051 01/01/51 299,339
770,000 JobsOhio Beverage System 2 .833 01/01/38 663,017
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,100,373
240,000 Los Angeles Community College District 6 .750 08/01/49 288,536
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,754,915
859,195 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .081 06/01/31 875,705
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .145 02/01/33 997,163
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .048 12/01/34 1,036,623
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .275 02/01/36 985,387
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .475 08/01/39 819,434
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .198 12/01/39 1,047,580
765,000 Maryland Economic Development Corp 5 .433 05/31/56 796,691
940,000 Maryland Economic Development Corp 5 .942 05/31/57 979,181
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .052 07/01/40 791,473
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .197 07/01/50 738,299
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 900,416
100,000 Massachusetts School Building Authority 5 .715 08/15/39 107,243
500,000 Massachusetts School Building Authority 3 .395 10/15/40 431,453
200,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4 .053 07/01/26 199,555
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6 .731 07/01/43 112,005
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 1,046,820
1,010,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,229,685
25,000 Metropolitan Transportation Authority 5 .175 11/15/49 23,276
460,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 493,197
350,000 Michigan Finance Authority 3 .384 12/01/40 296,535
235,000 Michigan State University 4 .496 08/15/48 226,227
1,000,000 Michigan State University 4 .165 08/15/22 823,518
770,000 Michigan Strategic Fund 3 .225 09/01/47 620,876
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 519,436
235,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 268,661
468,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 536,108
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,023,034
800,000 New Jersey Transportation Trust Fund Authority 5 .754 12/15/28 819,351
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,625,999
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,188,803
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,438,550
2,000,000 (e) New York City Transitional Finance Authority 4 .375 05/01/37 1,967,605
130,000 New York State Dormitory Authority 5 .628 03/15/39 135,759
545,000 New York State Dormitory Authority 5 .600 03/15/40 571,815
200,000 New York State Dormitory Authority 4 .946 08/01/48 190,888
2,000,000 North Texas Tollway Authority 3 .011 01/01/43 1,614,118
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,187,448
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 481,654
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 628,106 Oklahoma Development Finance Authority 3 .877% 05/01/37 $ 615,910
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 501,342
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 719,870
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 245,015
415,324 Oregon School Boards Association 4 .759 06/30/28 419,033
250,000 Oregon School Boards Association 5 .680 06/30/28 256,937
1,000,000 Oregon State University 3 .424 03/01/60 769,718
500,000 Pennsylvania State University 2 .790 09/01/43 395,368
205,000 Pennsylvania State University 2 .840 09/01/50 146,774
300,000 Permanent University Fund-Texas A&M University System 3 .660 07/01/47 260,559
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 165,843
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,332,303
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 538,225
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 290,522
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 1,000,012
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 176,815
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 702,094
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 359,569
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,144,519
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 2,163,766
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 177,483
1,000,000 Port of Morrow OR 2 .543 09/01/40 775,348
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4 .132 05/15/32 986,788
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .006 05/15/50 541,858
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4 .563 05/15/53 1,421,320
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .256 05/15/60 541,671
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .706 05/15/20 530,397
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 423,589
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 379,181
185,000 Sales Tax Securitization Corp 4 .637 01/01/40 182,711
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 940,672
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 174,970
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 849,401
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 194,708
100,000 Salt River Project Agricultural Improvement & Power District 4 .839 01/01/41 97,970
500,000 San Diego County Water Authority 6 .138 05/01/49 548,663
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 938,386
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 801,364
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 93,900
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 732,195
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 701,846
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 355,593
2,000,000 State Board of Administration Finance Corp 5 .526 07/01/34 2,111,181
200,000 State of California 3 .375 04/01/25 199,104
200,000 State of California 3 .500 04/01/28 198,483
1,000,000 State of California 5 .750 10/01/31 1,105,175
1,000,000 State of California 6 .000 03/01/33 1,119,377
300,000 State of California 4 .500 04/01/33 302,579
250,000 State of California 7 .500 04/01/34 299,990
1,000,000 State of California 5 .125 03/01/38 1,027,160
225,000 State of California 4 .600 04/01/38 221,239
1,285,000 State of California 7 .550 04/01/39 1,617,120
3,400,000 State of California 7 .300 10/01/39 4,097,954
2,740,000 State of California 7 .625 03/01/40 3,432,018
1,500,000 State of California 7 .600 11/01/40 1,912,630
595,000 State of California 5 .200 03/01/43 607,434
620,000 State of Connecticut 5 .850 03/15/32 672,080
5,600,000 State of Illinois 5 .100 06/01/33 5,691,523
1,095,769 State of Illinois 6 .725 04/01/35 1,176,913
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2 .952 05/01/41 1,613,359
66,976 State of Oregon 5 .892 06/01/27 68,845
600,000 State of Texas 4 .631 04/01/33 598,452

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 50,000 State of Texas 5 .517% 04/01/39 $ 53,737
1,000,000 State of Texas 4 .681 04/01/40 987,711
98,408 State of Utah 3 .539 07/01/25 97,792
200,000 State of Wisconsin 3 .154 05/01/27 196,583
200,000 State of Wisconsin 3 .954 05/01/36 193,321
604,000 State Public School Building Authority 5 .000 09/15/27 617,594
100,000 Sumter Landing Community Development District 4 .172 10/01/47 92,482
970,040 Texas Natural Gas Securitization Finance Corp 5 .102 04/01/35 1,003,927
2,285,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 2,409,582
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 370,150
1,000,000 Texas Transportation Commission 2 .472 10/01/44 735,318
300,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 301,360
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,223,905
100,000 The Ohio State University 4 .910 06/01/40 98,793
220,000 Trustees of Princeton University 5 .700 03/01/39 249,804
1,000,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 639,929
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 93,726
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 359,449
1,000,000 University of California 0 .883 05/15/25 979,111
200,000 University of California 3 .063 07/01/25 198,373
1,000,000 University of California 1 .316 05/15/27 936,519
500,000 University of California 3 .349 07/01/29 490,529
1,000,000 University of California 1 .614 05/15/30 881,018
200,000 University of California 3 .931 05/15/45 188,271
200,000 University of California 4 .131 05/15/45 188,781
1,500,000 University of California 3 .071 05/15/51 1,092,396
860,000 University of California 4 .858 05/15/12 806,257
200,000 University of California 4 .767 05/15/15 184,359
500,000 University of Chicago 2 .761 04/01/45 398,202
300,000 University of Chicago 4 .003 10/01/53 263,894
750,000 University of Michigan 2 .437 04/01/40 582,845
1,000,000 University of Michigan 3 .599 04/01/47 878,620
500,000 University of Michigan 2 .562 04/01/50 341,319
750,000 University of Michigan 3 .504 04/01/52 611,090
500,000 University of Michigan 3 .504 04/01/52 407,393
750,000 University of Michigan 4 .454 04/01/22 661,459
1,500,000 University of Minnesota 4 .048 04/01/52 1,339,890
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 386,900
300,000 University of Southern California 3 .028 10/01/39 255,695
200,000 University of Southern California 3 .841 10/01/47 173,833
500,000 University of Southern California 2 .805 10/01/50 354,138
200,000 University of Southern California 5 .250 10/01/11 208,577
1,000,000 University of Virginia 2 .256 09/01/50 625,715
1,600,000 University of Virginia 2 .584 11/01/51 1,067,426
500,000 University of Virginia 3 .227 09/01/19 325,935
TOTAL MUNICIPAL BONDS 157,237,029
U.S. TREASURY SECURITIES - 42.6%
179,483,000 United States Treasury Bond 3 .500 02/15/39 171,315,122
2,000,000 United States Treasury Bond 4 .500 08/15/39 2,121,406
44,850,000 United States Treasury Bond 4 .375 11/15/39 46,915,553
17,585,000 United States Treasury Bond 3 .875 08/15/40 17,328,094
11,185,000 United States Treasury Bond 4 .250 11/15/40 11,516,181
26,350,000 United States Treasury Bond 4 .375 05/15/41 27,494,578
10,000,000 United States Treasury Bond 3 .750 08/15/41 9,641,016
48,300,000 United States Treasury Bond 3 .125 11/15/41 42,681,352
18,550,000 United States Treasury Bond 3 .125 02/15/42 16,331,246
22,000,000 United States Treasury Bond 3 .000 05/15/42 18,913,125
20,000,000 United States Treasury Bond 2 .750 08/15/42 16,479,688
10,250,000 United States Treasury Bond 2 .875 05/15/43 8,509,902
16,000,000 United States Treasury Bond 2 .500 02/15/45 12,228,750
22,000,000 United States Treasury Bond 3 .000 05/15/45 18,290,078
16,000,000 United States Treasury Bond 2 .875 08/15/45 13,004,375
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 27,000,000 United States Treasury Bond 2 .500% 05/15/46 $ 20,350,195
13,300,000 United States Treasury Bond 2 .875 11/15/46 10,693,512
28,000,000 United States Treasury Bond 3 .000 02/15/47 22,944,687
30,000,000 United States Treasury Bond 2 .750 08/15/47 23,412,891
45,000,000 United States Treasury Bond 2 .750 11/15/47 35,036,719
38,500,000 United States Treasury Bond 3 .000 02/15/48 31,312,832
48,500,000 United States Treasury Bond 3 .125 05/15/48 40,281,524
35,500,000 United States Treasury Bond 3 .000 08/15/48 28,789,668
35,000,000 United States Treasury Bond 3 .375 11/15/48 30,332,422
82,500,000 United States Treasury Bond 3 .000 02/15/49 66,789,551
10,500,000 United States Treasury Bond 2 .875 05/15/49 8,288,848
7,500,000 United States Treasury Bond 2 .250 08/15/49 5,195,801
8,615,000 United States Treasury Bond 2 .375 11/15/49 6,123,380
100,000,000 United States Treasury Note 0 .250 06/30/25 97,162,500
98,500,000 United States Treasury Note 0 .250 07/31/25 95,447,269
54,000,000 United States Treasury Note 0 .250 08/31/25 52,170,750
20,000,000 United States Treasury Note 2 .750 08/31/25 19,766,719
50,000,000 United States Treasury Note 0 .250 09/30/25 48,195,312
30,000,000 United States Treasury Note 3 .000 09/30/25 29,712,656
97,000,000 United States Treasury Note 0 .250 10/31/25 93,245,039
30,000,000 United States Treasury Note 2 .250 11/15/25 29,464,453
265,000,000 United States Treasury Note 0 .375 11/30/25 254,534,570
25,000,000 United States Treasury Note 4 .875 11/30/25 25,273,437
50,000,000 United States Treasury Note 0 .375 12/31/25 47,904,297
126,000,000 United States Treasury Note 0 .375 01/31/26 120,413,672
25,000,000 United States Treasury Note 4 .250 01/31/26 25,134,765
137,000,000 United States Treasury Note 0 .500 02/28/26 130,856,406
27,000,000 United States Treasury Note 4 .625 02/28/26 27,300,586
30,000,000 United States Treasury Note 4 .625 03/15/26 30,360,937
90,000,000 United States Treasury Note 0 .750 03/31/26 86,073,047
50,000,000 United States Treasury Note 2 .250 03/31/26 48,904,297
43,000,000 United States Treasury Note 4 .500 03/31/26 43,453,516
120,000,000 United States Treasury Note 0 .750 04/30/26 114,525,000
30,000,000 United States Treasury Note 1 .625 05/15/26 29,014,453
165,000,000 United States Treasury Note 0 .750 05/31/26 157,156,055
10,000,000 United States Treasury Note 4 .875 05/31/26 10,183,594
10,000,000 United States Treasury Note 4 .125 06/15/26 10,067,578
135,000,000 United States Treasury Note 0 .875 06/30/26 128,613,867
27,500,000 United States Treasury Note 4 .625 06/30/26 27,923,242
25,000,000 United States Treasury Note 4 .500 07/15/26 25,345,703
85,000,000 United States Treasury Note 0 .625 07/31/26 80,434,570
115,000,000 United States Treasury Note 0 .750 08/31/26 108,850,196
31,500,000 United States Treasury Note 4 .625 09/15/26 32,064,785
60,000,000 United States Treasury Note 0 .875 09/30/26 56,835,937
71,000,000 United States Treasury Note 1 .625 09/30/26 68,273,711
170,000,000 United States Treasury Note 1 .125 10/31/26 161,466,797
10,000,000 United States Treasury Note 1 .625 10/31/26 9,598,438
30,000,000 United States Treasury Note 4 .625 11/15/26 30,598,828
115,000,000 United States Treasury Note 1 .250 11/30/26 109,357,812
30,000,000 United States Treasury Note 4 .375 12/15/26 30,475,781
81,000,000 United States Treasury Note 1 .250 12/31/26 76,915,195
89,500,000 United States Treasury Note 1 .750 12/31/26 85,944,473
72,000,000 United States Treasury Note 1 .500 01/31/27 68,622,188
30,000,000 United States Treasury Note 4 .125 02/15/27 30,346,875
87,000,000 United States Treasury Note 1 .875 02/28/27 83,550,586
45,000,000 United States Treasury Note 4 .250 03/15/27 45,694,336
97,000,000 United States Treasury Note 2 .500 03/31/27 94,506,797
50,000,000 United States Treasury Note 4 .500 04/15/27 51,087,890
11,000,000 United States Treasury Note 2 .750 04/30/27 10,773,555
30,000,000 United States Treasury Note 4 .500 05/15/27 30,678,516
40,000,000 United States Treasury Note 2 .625 05/31/27 39,025,000
47,600,000 United States Treasury Note 4 .625 06/15/27 48,884,828

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 5,000,000 United States Treasury Note 0 .500% 06/30/27 $ 4,600,000
96,000,000 United States Treasury Note 3 .250 06/30/27 95,190,000
111,000,000 United States Treasury Note 2 .750 07/31/27 108,524,179
46,000,000 United States Treasury Note 2 .250 08/15/27 44,341,484
120,000,000 United States Treasury Note 3 .750 08/15/27 120,571,874
48,000,000 United States Treasury Note 3 .125 08/31/27 47,405,625
20,000,000 United States Treasury Note 3 .375 09/15/27 19,898,438
58,000,000 United States Treasury Note 4 .125 09/30/27 58,931,172
163,000,000 United States Treasury Note 4 .125 10/31/27 165,578,711
75,000,000 United States Treasury Note 0 .625 11/30/27 68,422,852
128,500,000 United States Treasury Note 3 .875 11/30/27 129,624,375
37,000,000 United States Treasury Note 3 .875 12/31/27 37,352,656
54,000,000 United States Treasury Note 3 .500 01/31/28 53,877,657
48,800,000 United States Treasury Note 2 .750 02/15/28 47,519,000
86,000,000 United States Treasury Note 4 .000 02/29/28 87,169,062
14,500,000 United States Treasury Note 3 .625 03/31/28 14,529,453
14,000,000 United States Treasury Note 3 .500 04/30/28 13,965,547
66,000,000 United States Treasury Note 2 .875 05/15/28 64,424,765
116,000,000 United States Treasury Note 3 .625 05/31/28 116,181,250
20,000,000 United States Treasury Note 1 .250 06/30/28 18,376,562
141,500,000 United States Treasury Note 4 .000 06/30/28 143,616,973
81,000,000 United States Treasury Note 4 .125 07/31/28 82,572,539
50,000,000 United States Treasury Note 1 .125 08/31/28 45,548,828
40,000,000 United States Treasury Note 4 .375 08/31/28 41,154,688
24,000,000 United States Treasury Note 4 .625 09/30/28 24,931,875
10,000,000 United States Treasury Note 1 .375 10/31/28 9,167,578
98,000,000 United States Treasury Note 4 .875 10/31/28 102,785,156
85,000,000 United States Treasury Note 3 .125 11/15/28 83,519,140
70,000,000 United States Treasury Note 1 .500 11/30/28 64,397,266
47,500,000 United States Treasury Note 4 .375 11/30/28 48,954,687
75,000,000 United States Treasury Note 3 .750 12/31/28 75,503,906
50,000,000 United States Treasury Note 1 .750 01/31/29 46,351,562
84,500,000 United States Treasury Note 4 .000 01/31/29 85,925,937
50,000,000 United States Treasury Note 2 .625 02/15/29 48,076,172
112,500,000 United States Treasury Note 4 .250 02/28/29 115,624,512
50,000,000 United States Treasury Note 2 .375 03/31/29 47,505,859
81,000,000 United States Treasury Note 4 .125 03/31/29 82,838,320
30,000,000 United States Treasury Note 2 .875 04/30/29 29,110,547
135,000,000 United States Treasury Note 4 .625 04/30/29 140,969,531
92,000,000 United States Treasury Note 2 .375 05/15/29 87,313,750
50,000,000 United States Treasury Note 2 .750 05/31/29 48,216,797
162,000,000 United States Treasury Note 4 .500 05/31/29 168,480,000
107,500,000 United States Treasury Note 4 .250 06/30/29 110,641,016
136,500,000 United States Treasury Note 4 .000 07/31/29 139,091,368
22,000,000 United States Treasury Note 1 .625 08/15/29 20,122,266
87,000,000 United States Treasury Note 3 .625 08/31/29 87,258,281
90,000,000 United States Treasury Note 3 .500 09/30/29 89,732,813
44,000,000 United States Treasury Note 4 .000 10/31/29 44,814,687
50,000,000 United States Treasury Note 3 .875 11/30/29 50,654,297
80,000,000 United States Treasury Note 3 .500 01/31/30 79,600,000
117,000,000 United States Treasury Note 1 .500 02/15/30 105,057,774
50,000,000 United States Treasury Note 4 .000 02/28/30 50,958,984
50,000,000 United States Treasury Note 3 .625 03/31/30 50,033,203
42,000,000 United States Treasury Note 3 .500 04/30/30 41,765,391
50,000,000 United States Treasury Note 0 .625 05/15/30 42,460,938
49,000,000 United States Treasury Note 3 .750 05/31/30 49,323,476
75,000,000 United States Treasury Note 3 .750 06/30/30 75,492,187
71,000,000 United States Treasury Note 4 .000 07/31/30 72,389,492
37,000,000 United States Treasury Note 0 .625 08/15/30 31,181,172
32,750,000 United States Treasury Note 4 .125 08/31/30 33,607,129
20,000,000 United States Treasury Note 4 .625 09/30/30 21,063,281
60,000,000 United States Treasury Note 4 .875 10/31/30 64,040,625
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 64,000,000 United States Treasury Note 0 .875% 11/15/30 $ 54,470,000
30,000,000 United States Treasury Note 4 .000 01/31/31 30,591,797
30,000,000 United States Treasury Note 1 .125 02/15/31 25,797,656
50,000,000 United States Treasury Note 4 .250 02/28/31 51,708,984
35,000,000 United States Treasury Note 4 .125 03/31/31 35,951,562
121,000,000 United States Treasury Note 1 .625 05/15/31 106,673,789
8,000,000 United States Treasury Note 4 .625 05/31/31 8,453,750
25,000,000 United States Treasury Note 4 .250 06/30/31 25,880,860
56,000,000 United States Treasury Note 4 .125 07/31/31 57,566,250
39,000,000 United States Treasury Note 1 .250 08/15/31 33,306,914
9,000,000 United States Treasury Note 3 .750 08/31/31 9,047,813
60,000,000 United States Treasury Note 3 .625 09/30/31 59,887,500
18,200,000 United States Treasury Note 1 .375 11/15/31 15,585,883
48,500,000 United States Treasury Note 1 .875 02/15/32 42,831,562
41,000,000 United States Treasury Note 2 .875 05/15/32 38,754,610
60,500,000 United States Treasury Note 2 .750 08/15/32 56,534,414
18,000,000 United States Treasury Note 4 .125 11/15/32 18,515,391
4,000,000 United States Treasury Note 3 .500 02/15/33 3,930,312
93,250,000 United States Treasury Note 3 .375 05/15/33 90,660,127
66,510,000 United States Treasury Note 3 .875 08/15/33 67,045,198
54,000,000 United States Treasury Note 4 .500 11/15/33 57,026,953
88,000,000 United States Treasury Note 4 .000 02/15/34 89,512,500
114,000,000 United States Treasury Note 4 .375 05/15/34 119,397,188
131,000,000 United States Treasury Note 3 .875 08/15/34 131,921,094
21,250,000 United States Treasury Note 4 .500 02/15/36 22,770,703
22,400,000 United States Treasury Note 5 .000 05/15/37 25,020,625
57,000,000 United States Treasury Note 1 .125 05/15/40 37,655,625
32,500,000 United States Treasury Note 1 .125 08/15/40 21,286,231
127,500,000 United States Treasury Note 1 .375 11/15/40 86,520,703
76,500,000 United States Treasury Note 1 .875 02/15/41 56,096,016
76,000,000 United States Treasury Note 2 .250 05/15/41 58,902,969
70,000,000 United States Treasury Note 1 .750 08/15/41 49,631,641
21,150,000 United States Treasury Note 2 .000 11/15/41 15,550,207
13,500,000 United States Treasury Note 2 .375 02/15/42 10,514,180
5,500,000 United States Treasury Note 3 .250 05/15/42 4,889,844
70,000,000 United States Treasury Note 3 .375 08/15/42 63,172,266
62,300,000 United States Treasury Note 4 .000 11/15/42 61,307,094
40,300,000 United States Treasury Note 3 .875 02/15/43 38,876,906
73,500,000 United States Treasury Note 3 .875 05/15/43 70,766,719
20,500,000 United States Treasury Note 4 .375 08/15/43 21,078,965
117,800,000 United States Treasury Note 4 .750 11/15/43 127,072,149
91,000,000 United States Treasury Note 4 .500 02/15/44 94,952,812
71,000,000 United States Treasury Note 4 .625 05/15/44 75,248,906
104,000,000 (a) United States Treasury Note 4 .125 08/15/44 103,187,500
35,850,000 United States Treasury Note 1 .250 05/15/50 19,185,352
28,000,000 United States Treasury Note 1 .375 08/15/50 15,422,969
68,500,000 United States Treasury Note 1 .625 11/15/50 40,291,914
50,000,000 United States Treasury Note 1 .875 02/15/51 31,328,125
52,500,000 United States Treasury Note 2 .375 05/15/51 37,039,160
44,575,000 United States Treasury Note 2 .000 08/15/51 28,712,568
47,500,000 United States Treasury Note 1 .875 11/15/51 29,591,016
45,000,000 United States Treasury Note 2 .250 02/15/52 30,686,133
29,000,000 United States Treasury Note 2 .875 05/15/52 22,711,758
30,000,000 United States Treasury Note 3 .000 08/15/52 24,108,984
55,250,000 United States Treasury Note 4 .000 11/15/52 53,760,840
34,600,000 United States Treasury Note 3 .625 02/15/53 31,461,672
94,000,000 United States Treasury Note 3 .625 05/15/53 85,543,672
56,000,000 United States Treasury Note 4 .125 08/15/53 55,765,937
55,000,000 United States Treasury Note 4 .750 11/15/53 60,751,367
83,000,000 United States Treasury Note 4 .250 02/15/54 84,582,187
62,250,000 United States Treasury Note 4 .625 05/15/54 67,521,797

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 71,500,000 United States Treasury Note 4 .375% 08/15/54 $ 73,008,203
TOTAL U.S. TREASURY SECURITIES 11,189,879,797
TOTAL GOVERNMENT BONDS
(Cost $20,066,337,345) 18,889,856,627
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.1%
ASSET BACKED - 0.5%
475,000 Ally Auto Receivables Trust 4 .940 10/15/29 485,191
Series - 2024 1 (Class A4)
119,463 American Airlines Pass Through Trust 3 .600 09/22/27 115,593
Series - 2015 2 (Class AA)
123,882 American Airlines Pass Through Trust 3 .575 01/15/28 119,445
Series - 2016 1 (Class AA)
374,900 American Airlines Pass Through Trust 3 .200 06/15/28 355,108
Series - 2016 2 (Class AA)
534,253 American Airlines Pass Through Trust 3 .000 10/15/28 502,750
Series - 2016 3 (Class AA)
191,625 American Airlines Pass Through Trust 3 .650 02/15/29 182,849
Series - 2017 1 (Class AA)
566,891 American Airlines Pass Through Trust 3 .150 02/15/32 527,349
Series - 2020 A (Class AA)
1,600,000 American Express Credit Account Master Trust 0 .900 11/15/26 1,591,983
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3 .750 08/15/27 2,983,964
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4 .870 05/15/28 1,517,922
Series - 2023 1 (Class A)
950,000 American Express Credit Account Master Trust 5 .230 09/15/28 971,850
Series - 2023 3 (Class A)
950,000 American Express Credit Account Master Trust 4 .650 07/15/29 968,190
Series - 2024 3 (Class A)
1,000,000 American Express Credit Account Master Trust 4 .800 05/15/30 1,027,127
Series - 2023 2 (Class A)
500,000 American Express Credit Account Master Trust 5 .150 09/15/30 520,502
Series - 2023 4 (Class A)
284,717 AmeriCredit Automobile Receivables Trust 1 .060 08/18/26 281,794
Series - 2020 3 (Class C)
772,531 AmeriCredit Automobile Receivables Trust 0 .890 10/19/26 761,224
Series - 2021 1 (Class C)
231,637 AmeriCredit Automobile Receivables Trust 0 .690 01/19/27 229,765
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .010 01/19/27 484,936
Series - 2021 2 (Class C)
1,000,000 AmeriCredit Automobile Receivables Trust 5 .810 05/18/28 1,018,905
Series - 2023 2 (Class A3)
1,000,000 BA Credit Card Trust 4 .980 11/15/28 1,020,150
Series - 2023 A2 (Class A2)
500,000 BANK5 Trust 6 .225 05/15/57 532,754
Series - 2024 5YR6 (Class A3)
1,000,000 BMW Vehicle Lease Trust 5 .980 02/25/27 1,021,121
Series - 2023 2 (Class A4)
1,000,000 BMW Vehicle Owner Trust 5 .250 11/26/29 1,026,358
Series - 2023 A (Class A4)
455,000 BMW Vehicle Owner Trust 5 .040 04/25/31 467,862
Series - 2024 A (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3 .523 05/15/52 9,509,667
Series - 2019 CF1 (Class A4)
5,024,199 Cantor Commercial Real Estate Lending 3 .623 05/15/52 4,930,247
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1 .040 11/15/26 1,990,601
Series - 2021 A3 (Class A3)
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 3,000,000 Capital One MExecution Trust 3 .920% 09/17/29 $ 2,996,817
Series - 2024 A1 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2 .060 08/15/28 2,410,212
Series - 2019 A3 (Class A3)
127,448 CarMax Auto Owner Trust 0 .520 02/17/26 126,970
Series - 2021 2 (Class A3)
475,989 CarMax Auto Owner Trust 0 .530 10/15/26 469,229
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0 .740 10/15/26 881,961
Series - 2021 1 (Class B)
445,007 CarMax Auto Owner Trust 1 .470 12/15/26 437,412
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2 .200 11/15/27 676,159
Series - 2022 1 (Class C)
750,000 CarMax Auto Owner Trust 6 .000 07/17/28 769,090
Series - 2023 4 (Class A3)
750,000 CarMax Auto Owner Trust 5 .960 05/15/29 783,725
Series - 2023 4 (Class A4)
1,000,000 CarMax Auto Owner Trust 4 .940 08/15/29 1,020,959
Series - 2024 1 (Class A4)
1,000,000 CarMax Auto Owner Trust 5 .510 11/15/29 1,038,737
Series - 2024 2 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .000 02/10/28 483,307
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3 .520 02/10/28 983,176
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .300 04/10/28 482,969
Series - 2022 P1 (Class C)
1,000,000 Carvana Auto Receivables Trust 4 .310 09/10/30 997,469
Series - 2024 P3 (Class A4)
1,000,000 Chase Issuance Trust 3 .970 09/15/27 996,774
Series - 2022 A1 (Class A)
1,000,000 Chase Issuance Trust 5 .160 09/15/28 1,021,704
Series - 2023 A1 (Class A)
1,500,000 Chase Issuance Trust 5 .080 09/15/30 1,557,548
Series - 2023 A2 (Class A)
500,000 Citibank Credit Card Issuance Trust 5 .230 12/08/27 505,351
Series - 2023 A1 (Class A1)
99,228 CNH Equipment Trust 0 .440 08/17/26 97,625
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0 .700 05/17/27 960,262
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5 .150 04/17/28 302,765
Series - 2022 C (Class A3)
555,000 CNH Equipment Trust 5 .460 03/17/31 574,573
Series - 2023 B (Class A4)
575,000 CNH Equipment Trust 4 .800 07/15/31 585,211
Series - 2024 A (Class A4)
1,000,000 CNH Equipment Trust 5 .230 11/17/31 1,034,957
Series - 2024 B (Class A4)
1,000,000 CNH Equipment Trust 4 .120 03/15/32 995,866
Series - 2024 C (Class A4)
95,572 Continental Airlines Pass Through Trust 4 .000 10/29/24 95,469
Series - 2012 2 (Class A)
75,954 Delta Air Lines Pass Through Trust 3 .625 07/30/27 73,576
Series - 2015 1 (Class AA)
228,247 Delta Air Lines Pass Through Trust 2 .000 06/10/28 213,437
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 5 .030 10/15/27 1,510,235
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4 .930 06/15/28 1,518,787
Series - 2023 A2 (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,500,000 Discover Card Execution Note Trust 1 .030% 09/15/28 $ 1,413,863
Series - 2021 A2 (Class A2)
1,500,000 Exeter Automobile Receivables Trust 3 .020 06/15/28 1,469,403
Series - 2022 1A (Class D)
786,110 FedEx Corp Pass Through Trust 1 .875 02/20/34 683,190
Series - 2020 1 (Class AA)
950,000 Ford Credit Auto Lease Trust 5 .050 06/15/27 961,228
Series - 2024 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .560 05/15/27 970,978
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .910 07/15/27 967,369
Series - 2022 A (Class B)
1,000,000 Ford Credit Auto Owner Trust 5 .490 05/15/29 1,034,395
Series - 2023 C (Class A4)
1,000,000 Ford Credit Auto Owner Trust 5 .010 09/15/29 1,024,824
Series - 2024 A (Class A4)
710,000 Ford Credit Auto Owner Trust 4 .110 07/15/30 708,278
Series - 2024 C (Class A4)
975,000 (c) Ford Credit Floorplan Master Owner Trust A Series 5 .290 04/15/29 998,843
Series - 2024 1 (Class A1)
907,335 GM Financial Automobile Leasing Trust 4 .110 08/20/26 906,480
Series - 2022 3 (Class A4)
1,000,000 GM Financial Automobile Leasing Trust 5 .090 02/22/28 1,013,586
Series - 2024 1 (Class A4)
85,973 GM Financial Consumer Automobile Receivables Trust 0 .510 04/16/26 85,538
Series - 2021 2 (Class A3)
710,000 GM Financial Consumer Automobile Receivables Trust 5 .780 08/16/28 726,901
Series - 2023 4 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 5 .100 03/16/29 1,019,027
Series - 2024 2 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 4 .860 06/18/29 1,018,988
Series - 2024 1 (Class A4)
850,000 GM Financial Securitized Term 1 .510 04/17/28 821,230
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3 .260 01/15/30 986,056
Series - 2022 A (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 5 .290 12/15/31 1,032,674
Series - 2024 A (Class A4)
620,000 Harley-Davidson Motorcycle Trust 4 .280 04/15/32 617,987
Series - 2024 B (Class A4)
500,000 Honda Auto Receivables Owner Trust 5 .660 02/21/30 517,468
Series - 2023 4 (Class A4)
1,500,000 Honda Auto Receivables Owner Trust 5 .170 05/15/30 1,537,926
Series - 2024 1 (Class A4)
795,000 Honda Auto Receivables Owner Trust 5 .210 07/18/30 818,768
Series - 2024 2 (Class A4)
475,000 Honda Auto Receivables Owner Trust 4 .510 11/21/30 480,330
Series - 2024 3 (Class A4)
1,000,000 Hyundai Auto Receivables Trust 5 .310 08/15/29 1,026,458
Series - 2023 B (Class A4)
475,000 Hyundai Auto Receivables Trust 5 .550 12/17/29 492,223
Series - 2023 C (Class A4)
380,000 Hyundai Auto Receivables Trust 4 .740 09/16/30 387,347
Series - 2024 B (Class A4)
1,000,000 Hyundai Auto Receivables Trust 4 .920 01/15/31 1,022,135
Series - 2024 A (Class A4)
396,361 JetBlue Pass Through Trust 2 .750 05/15/32 354,526
Series - 2019 1 (Class AA)
770,971 JetBlue Pass Through Trust 4 .000 11/15/32 739,777
Series - 2020 1 (Class A)
169,686 John Deere Owner Trust 0 .520 03/16/26 167,698
Series - 2021 B (Class A3)
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 500,000 John Deere Owner Trust 0 .740% 05/15/28 $ 489,411
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5 .110 05/15/30 1,019,383
Series - 2023 B (Class A4)
1,000,000 John Deere Owner Trust 5 .390 08/15/30 1,029,540
Series - 2023 C (Class A4)
1,000,000 John Deere Owner Trust 5 .190 05/15/31 1,032,486
Series - 2024 B (Class A4)
475,000 John Deere Owner Trust 4 .150 08/15/31 474,157
Series - 2024 C (Class A4)
1,000,000 John Deere Owner Trust 2024 4 .910 02/18/31 1,021,641
Series - 2024 A (Class A4)
475,000 Mercedes-Benz Auto Lease Trust 5 .320 02/15/30 487,776
Series - 2024 A (Class A4)
475,000 Mercedes-Benz Auto Lease Trust 4 .220 06/17/30 473,857
Series - 2024 B (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5 .250 02/15/29 1,019,575
Series - 2022 1 (Class A4)
905,000 Mercedes-Benz Auto Receivables Trust 4 .790 07/15/31 923,618
Series - 2024 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5 .472 05/15/56 1,052,224
Series - 2023 1 (Class A4)
1,000,000 Nissan Auto Lease Trust 4 .910 04/15/27 1,010,045
Series - 2024 A (Class A3)
1,000,000 Nissan Auto Lease Trust 5 .610 11/15/27 1,011,339
Series - 2023 B (Class A4)
1,000,000 Nissan Auto Lease Trust 4 .960 08/15/28 1,018,515
Series - 2024 B (Class A4)
940,000 Nissan Auto Receivables Owner Trust 5 .180 04/15/31 970,535
Series - 2024 A (Class A4)
801,185 Santander Drive Auto Receivables Trust 4 .430 03/15/27 799,729
Series - 2022 5 (Class B)
841,526 Santander Drive Auto Receivables Trust 1 .350 07/15/27 828,653
Series - 2021 2 (Class D)
500,000 Santander Drive Auto Receivables Trust 5 .950 01/17/28 503,760
Series - 2022 7 (Class B)
1,000,000 Santander Drive Auto Receivables Trust 6 .020 09/15/28 1,012,866
Series - 2023 5 (Class A3)
1,000,000 Santander Drive Auto Receivables Trust 5 .230 12/15/28 1,012,189
Series - 2024 1 (Class B)
500,000 Santander Drive Auto Receivables Trust 6 .690 03/17/31 516,476
Series - 2022 7 (Class C)
1,000,000 Synchrony Card Funding LLC 5 .540 07/15/29 1,021,113
Series - 2023 A1 (Class A)
955,000 Synchrony Card Funding LLC 5 .040 03/15/30 973,582
Series - 2024 A1 (Class A)
1,230,000 Toyota Auto Receivables Owner 5 .490 03/15/29 1,278,084
Series - 2023 D (Class A4)
1,500,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 1,466,078
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3 .110 08/16/27 491,552
Series - 2022 B (Class A4)
1,145,000 Toyota Auto Receivables Owner Trust 5 .280 07/16/29 1,183,564
Series - 2024 B (Class A4)
1,000,000 Toyota Auto Receivables Owner Trust 4 .830 11/15/29 1,025,016
Series - 2024 C (Class A4)
138,197 Union Pacific Railroad Co Pass Through Trust 2 .695 05/12/27 131,661
Series - 2015 1 (Class A)
151,017 United Airlines Pass Through Trust 4 .300 08/15/25 149,444
Series - 2013 1 (Class A)
113,000 United Airlines Pass Through Trust 4 .875 01/15/26 111,977
Series - 2020 1 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 149,733 United Airlines Pass Through Trust 3 .750% 09/03/26 $ 146,620
Series - 2014 2 (Class A)
1,257,365 United Airlines Pass Through Trust 5 .875 10/15/27 1,283,040
Series - 2020 A (Class A)
122,635 United Airlines Pass Through Trust 3 .450 12/01/27 118,048
Series - 2015 1 (Class AA)
126,128 United Airlines Pass Through Trust 3 .100 07/07/28 119,558
Series - 2016 1 (Class AA)
126,128 United Airlines Pass Through Trust 3 .450 07/07/28 117,327
Series - 2016 1 (Class A)
266,576 United Airlines Pass Through Trust 2 .875 10/07/28 249,349
Series - 2016 2 (Class AA)
1,064,975 United Airlines Pass Through Trust 3 .500 03/01/30 1,002,833
Series - 2018 1 (Class AA)
272,283 United Airlines Pass Through Trust 4 .150 08/25/31 261,266
Series - 2019 1 (Class AA)
201,986 United Airlines Pass Through Trust 2 .700 05/01/32 180,249
Series - 2019 2 (Class AA)
1,000,000 Verizon Master Trust 4 .170 08/20/30 1,001,392
Series - 2024 6 (Class A1A)
2,730,000 Verizon Master Trust Series 5 .210 06/20/29 2,772,859
Series - 2024 4 (Class A1A)
475,000 Volkswagen Auto Lease Trust 5 .200 12/20/28 483,600
Series - 2024 A (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced 5 .570 04/22/30 1,037,145
Series - 2023 2 (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5 .010 01/22/30 1,019,892
Series - 2023 1 (Class A4)
3,000,000 WF Card Issuance Trust 4 .940 02/15/29 3,062,979
Series - 2024 A1 (Class A)
36,271 World Omni Auto Receivables Trust 0 .300 01/15/26 36,202
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0 .690 06/15/27 973,974
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1 .040 06/15/27 485,037
Series - 2021 B (Class B)
1,000,000 World Omni Auto Receivables Trust 5 .850 08/15/29 1,046,617
Series - 2023 D (Class A4)
1,000,000 World Omni Auto Receivables Trust 4 .840 10/15/29 1,016,571
Series - 2024 A (Class A4)
1,000,000 World Omni Auto Receivables Trust 4 .440 05/15/30 1,002,993
Series - 2024 C (Class A4)
1,000,000 World Omni Auto Receivables Trust 5 .230 07/15/30 1,035,705
Series - 2024 B (Class A4)
680,000 World Omni Automobile Lease Securitization Trust 5 .260 10/15/27 693,080
Series - 2024 A (Class A3)
950,000 World Omni Select Auto Trust 4 .980 02/15/30 963,670
Series - 2024 A (Class A3)
TOTAL ASSET BACKED 133,402,885
OTHER MORTGAGE BACKED - 1.6%
1,000,000 (e) BANK 4 .775 08/15/34 1,006,559
Series - 2024 BNK48 (Class A4)
2,500,000 BANK 1 .650 12/15/53 2,140,056
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1 .925 12/15/53 1,276,938
Series - 2020 BN30 (Class A4)
500,000 (d) BANK 2 .111 12/15/53 421,215
Series - 2020 BN30 (Class AS)
500,000 (d) BANK 2 .445 12/15/53 412,644
Series - 2020 BN30 (Class B)
2,000,000 BANK 1 .771 02/15/54 1,722,517
Series - 2021 BN31 (Class A3)
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 BANK 2 .036% 02/15/54 $ 863,468
Series - 2021 BN31 (Class A4)
500,000 (d) BANK 2 .211 02/15/54 423,612
Series - 2021 BN31 (Class AS)
500,000 (d) BANK 2 .383 02/15/54 414,964
Series - 2021 BN31 (Class B)
500,000 (d) BANK 2 .545 02/15/54 387,373
Series - 2021 BN31 (Class C)
2,000,000 BANK 3 .538 11/15/54 1,930,838
Series - 2017 BNK9 (Class A4)
500,000 BANK 4 .399 08/15/55 491,644
Series - 2022 BNK43 (Class A5)
500,000 (d) BANK 5 .403 08/15/55 447,629
Series - 2022 BNK43 (Class C)
800,000 BANK 5 .203 02/15/56 828,611
Series - 2023 BNK45 (Class A5)
1,000,000 BANK 5 .745 08/15/56 1,080,453
Series - 2023 BNK46 (Class A4)
500,000 (d) BANK 6 .724 09/15/56 538,310
Series - 2023 5YR3 (Class A3)
1,731,227 BANK 6 .500 12/15/56 1,848,620
Series - 2023 5YR4 (Class A3)
1,000,000 BANK 5 .716 06/15/57 1,083,235
Series - 2024 BNK47 (Class A5)
2,000,000 BANK 5 .769 06/15/57 2,094,996
Series - 2024 5YR7 (Class A3)
1,500,000 BANK 3 .390 06/15/60 1,457,366
Series - 2017 BNK5 (Class A5)
3,383,919 BANK 3 .641 02/15/61 3,343,610
Series - 2018 BN10 (Class ASB)
2,000,000 (d) BANK 3 .898 02/15/61 1,929,201
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3 .584 05/15/62 7,511,125
Series - 2019 BN18 (Class A4)
4,926,353 BANK 1 .584 03/15/63 4,266,345
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2 .438 06/15/63 850,108
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2 .556 05/15/64 888,425
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2 .792 05/15/64 877,395
Series - 2021 BN33 (Class AS)
500,000 BANK 3 .297 05/15/64 411,593
Series - 2021 BN33 (Class C)
1,000,000 (c),(d) BANK 2 .500 06/15/64 703,309
Series - 2021 BN35 (Class D)
658,000 BANK5 5 .614 08/15/57 687,119
Series - 2024 5YR9 (Class A3)
3,000,000 BBCMS Mortgage Trust 3 .674 02/15/50 2,933,490
Series - 2017 C1 (Class A4)
12,500,000 BBCMS Mortgage Trust 2 .690 02/15/53 11,977,706
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4 .441 09/15/55 494,239
Series - 2022 C17 (Class A5)
500,000 BBCMS Mortgage Trust 5 .310 07/15/56 524,008
Series - 2023 C20 (Class A4)
1,000,000 (d) BBCMS Mortgage Trust 6 .000 09/15/56 1,098,883
Series - 2023 C21 (Class A5)
955,000 BBCMS Mortgage Trust 6 .521 11/15/56 1,086,554
Series - 2023 C22 (Class A4)
1,500,000 BBCMS Mortgage Trust 5 .419 02/15/57 1,591,276
Series - 2024 C24 (Class A5)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 BBCMS Mortgage Trust 5 .946% 03/15/57 $ 2,107,186
Series - 2024 5C25 (Class A3)
1,500,000 (d) BBCMS Mortgage Trust 6 .094 05/15/57 1,611,699
Series - 2024 A (Class )
500,000 BBCMS Mortgage Trust 6 .014 07/15/57 529,684
Series - 2024 5C27 (Class A3)
500,000 BBCMS Mortgage Trust 5 .208 09/15/57 514,437
Series - 2024 5C29 (Class A3)
500,000 BBCMS Mortgage Trust 5 .403 09/15/57 529,699
Series - 2024 C28 (Class A5)
500,000 BBCMS Mortgage Trust 5 .844 09/15/57 526,025
Series - 2024 C28 (Class AS)
730,000 Benchmark Mortgage Trust 5 .277 10/15/29 750,762
Series - 2024 V10 (Class A3)
1,000,000 (d) Benchmark Mortgage Trust 3 .878 01/15/51 953,970
Series - 2018 B1 (Class AM)
180,596 Benchmark Mortgage Trust 3 .976 07/15/51 180,186
Series - 2018 B4 (Class A2)
1,000,000 (d) Benchmark Mortgage Trust 4 .652 07/15/51 902,000
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3 .542 05/15/52 5,506,285
Series - 2019 B11 (Class A5)
1,000,000 (d) Benchmark Mortgage Trust 2 .944 02/15/53 893,493
Series - 2020 B16 (Class AM)
1,500,000 (d) Benchmark Mortgage Trust 3 .176 02/15/53 1,329,545
Series - 2020 B16 (Class B)
1,500,000 (d) Benchmark Mortgage Trust 3 .534 02/15/53 1,215,753
Series - 2020 B16 (Class C)
2,000,000 (d) Benchmark Mortgage Trust 4 .510 05/15/53 1,990,614
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1 .925 07/15/53 4,296,457
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .704 12/17/53 2,141,876
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1 .978 12/17/53 2,150,083
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .685 01/15/54 2,154,530
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1 .973 01/15/54 1,278,941
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2 .163 01/15/54 1,243,295
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1 .620 02/15/54 1,762,118
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1 .823 02/15/54 1,267,895
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2 .070 02/15/54 1,272,244
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2 .095 02/15/54 376,102
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2 .274 02/15/54 407,041
Series - 2021 B23 (Class AS)
500,000 (d) Benchmark Mortgage Trust 2 .563 02/15/54 363,865
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2 .577 04/15/54 858,954
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2 .847 04/15/54 832,846
Series - 2021 B25 (Class AS)
1,700,000 Benchmark Mortgage Trust 2 .613 06/15/54 1,480,985
Series - 2021 B26 (Class A5)
702,000 (d) Benchmark Mortgage Trust 2 .688 06/15/54 567,564
Series - 2021 B26 (Class B)
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 500,000 Benchmark Mortgage Trust 2 .825% 06/15/54 $ 417,751
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2 .512 07/15/54 1,261,262
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5 .358 05/15/55 1,021,559
Series - 2023 V2 (Class A2)
500,000 (d) Benchmark Mortgage Trust 4 .470 07/15/55 496,702
Series - 2022 B36 (Class A5)
500,000 (d) Benchmark Mortgage Trust 5 .290 07/15/55 433,145
Series - 2022 B36 (Class C)
500,000 Benchmark Mortgage Trust 5 .805 01/10/57 524,076
Series - 2024 V5 (Class A3)
500,000 (d) Benchmark Mortgage Trust 6 .417 01/10/57 525,456
Series - 2024 V5 (Class AM)
1,000,000 Benchmark Mortgage Trust 5 .707 07/15/57 1,047,877
Series - 2024 V8 (Class A2)
5,000,000 Benchmark Mortgage Trust 2 .914 12/15/72 4,843,689
Series - 2019 B15 (Class A2)
895,000 (d) BMARK 6 .841 11/15/56 964,025
Series - 2023 V4 (Class A3)
1,500,000 (d) BMO Mortgage Trust 5 .117 02/15/56 1,544,791
Series - 2023 C4 (Class A5)
1,000,000 (d) BMO Mortgage Trust 6 .534 08/15/56 1,064,342
Series - 2023 5C1 (Class A3)
2,000,000 (d) BMO Mortgage Trust 5 .956 09/15/56 2,185,614
Series - 2023 C6 (Class A5)
910,000 BMO Mortgage Trust 6 .673 11/15/56 974,709
Series - 2023 5C2 (Class A2)
1,000,000 BMO Mortgage Trust 6 .160 12/15/56 1,108,872
Series - 2023 C7 (Class A5)
2,730,000 (d) BMO Mortgage Trust 5 .598 03/15/57 2,927,457
Series - 2024 C8 (Class A5)
770,000 BMO Mortgage Trust 5 .316 09/15/57 793,620
Series - 2024 5C6 (Class A3)
1,000,000 (d) CD Mortgage Trust 3 .526 11/10/49 962,094
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3 .631 02/10/50 1,900,000
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3 .025 08/15/50 11,931
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3 .431 08/15/50 2,420,272
Series - 2017 CD5 (Class A4)
1,000,000 (d) CD Mortgage Trust 3 .684 08/15/50 957,427
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4 .279 08/15/51 1,726,519
Series - 2018 CD7 (Class A4)
69,146 Citigroup Commercial Mortgage Trust 3 .635 10/10/47 69,044
Series - 2014 GC25 (Class A4)
537,305 Citigroup Commercial Mortgage Trust 3 .137 02/10/48 535,286
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3 .571 02/10/48 993,920
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3 .616 02/10/49 977,339
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3 .314 04/10/49 1,957,868
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .576 04/10/49 484,953
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2 .832 08/10/49 1,452,302
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .465 09/15/50 960,553
Series - 2017 P8 (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,480,000 Citigroup Commercial Mortgage Trust 3 .778% 09/10/58 $ 1,458,417
Series - 2015 GC33 (Class A4)
27,002 COMM Mortgage Trust 3 .819 06/10/47 26,959
Series - 2014 UBS3 (Class A4)
98,262 COMM Mortgage Trust 3 .694 08/10/47 98,064
Series - 2014 UBS4 (Class A5)
580,397 COMM Mortgage Trust 3 .590 11/10/47 579,454
Series - 2014 CR20 (Class A4)
1,000,000 (d) COMM Mortgage Trust 4 .339 12/10/47 971,106
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3 .183 02/10/48 3,132,178
Series - 2015 LC19 (Class A4)
1,000,000 (d) COMM Mortgage Trust 4 .377 02/10/48 957,412
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3 .708 07/10/48 1,685,745
Series - 2015 LC21 (Class A4)
581,228 COMM Mortgage Trust 3 .432 08/10/48 575,537
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3 .759 08/10/48 989,826
Series - 2015 CR25 (Class A4)
1,500,000 COMM Mortgage Trust 3 .774 10/10/48 1,480,473
Series - 2015 LC23 (Class A4)
5,000,000 COMM Mortgage Trust 2 .827 08/15/57 4,782,982
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3 .263 08/15/57 2,746,156
Series - 2019 GC44 (Class AM)
650,000 (d) CSAIL Commercial Mortgage Trust 5 .082 01/15/49 599,908
Series - 2016 C6 (Class C)
2,000,000 (d) CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,962,629
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4 .053 03/15/52 9,807,592
Series - 2019 C15 (Class A4)
475,000 Daimler Trucks Retail Trust 5 .560 07/15/31 490,690
Series - 2024 1 (Class A4)
915,518 DBGS Mortgage Trust 4 .358 10/15/51 912,865
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4 .466 10/15/51 5,647,645
Series - 2018 C1 (Class A4)
1,590,000 DBJPM Mortgage Trust 3 .328 06/10/50 1,526,972
Series - 2017 C6 (Class A5)
3,500,000 DBJPMortgage Trust 3 .276 05/10/49 3,413,007
Series - 2016 C1 (Class A4)
1,000,000 DBJPMortgage Trust 3 .539 05/10/49 963,363
Series - 2016 C1 (Class AM)
4,757,133 DBJPMortgage Trust 1 .900 08/15/53 4,540,962
Series - 2020 C9 (Class A2)
2,588,015 Freddie Mac Multifamily Structured Pass Through Certificates 3 .023 01/25/25 2,569,868
Series - 2015 K045 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .199 12/25/27 1,373,850
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .603 12/25/27 7,855,630
Series - 2021 K741 (Class A2)
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 1,139,870
Series - 2021 K742 (Class A2)
749,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .369 04/25/28 684,211
Series - 2021 K742 (Class AM)
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 3,080,028
Series - 2023 K505 (Class A2)
2,909,524 Freddie Mac Multifamily Structured Pass Through Certificates 1 .712 07/25/28 2,691,563
Series - 2021 K744 (Class A2)
8,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 8,173,734
Series - 2023 K506 (Class A2)
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .740% 08/25/28 $ 1,026,100
Series - 2023 K508 (Class A2)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 2,053,404
Series - 2023 K507 (Class A2)
725,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .850 09/25/28 746,184
Series - 2023 K509 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .572 12/25/28 2,039,671
Series - 2024 K514 (Class A2)
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 3,148,772
Series - 2024 K517 (Class A2)
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 2,184,434
Series - 2024 K518 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .477 01/25/29 3,160,457
Series - 2024 K516 (Class A2)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 2,089,669
Series - 2024 K520 (Class A2)
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .508 07/25/29 2,552,430
Series - 2024 K528 (Class A2)
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 2,561,758
Series - 2024 K527 (Class A2)
858,259 Freddie Mac Multifamily Structured Pass Through Certificates 1 .229 03/25/30 791,303
Series - 2021 K128 (Class A1)
924,854 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 836,356
Series - 2021 K125 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 1,016,123
Series - 2023 K753 (Class A2)
1,899,033 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 1,740,225
Series - 2021 K127 (Class A1)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .940 11/25/30 2,087,605
Series - 2023 K754 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .792 01/25/31 875,527
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .846 01/25/31 7,929,508
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .108 01/25/31 2,684,881
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .851 02/25/31 1,167,565
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 1,060,716
Series - 2024 K755 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .749 03/25/31 870,112
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .020 03/25/31 1,779,580
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 862,980
Series - 2021 K129 (Class AM)
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 4,189,777
Series - 2024 K756 (Class A2)
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 3 .500 07/25/32 2,875,693
Series - 2022 K148 (Class A2)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 2,046,365
Series - 2023 160 (Class A2)
4,748,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 5,088,817
Series - 2024 162 (Class A2)
1,500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .000 03/25/34 1,586,569
Series - 2024 163 (Class A2)
1,857,154 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 1,586,809
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .438 02/25/36 1,653,541
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .184 08/25/36 1,596,580
Series - 2021 1521 (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,740,000 (d) Freddie Mac Structured Certificates 4 .543% 07/25/29 $ 1,776,745
Series - S K526 (Class A2)
950,000 (d) FREMF Mortgage Trust 4 .720 05/25/29 976,679
Series - 2024 K524 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .964 11/10/47 1,456,520
Series - 2014 GC26 (Class AS)
1,423,318 GS Mortgage Securities Trust 3 .178 11/10/49 1,393,015
Series - 2016 GS4 (Class A3)
1,350,000 (d) GS Mortgage Securities Trust 4 .075 11/10/49 1,164,802
Series - 2016 GS4 (Class C)
800,000 GS Mortgage Securities Trust 3 .382 05/10/50 791,588
Series - 2015 GC30 (Class A4)
555,065 GS Mortgage Securities Trust 2 .945 08/10/50 545,252
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .430 08/10/50 1,440,596
Series - 2017 GS7 (Class A4)
2,500,000 GS Mortgage Securities Trust 3 .968 02/10/52 2,420,597
Series - 2019 GC38 (Class A4)
500,000 (d) GS Mortgage Securities Trust 4 .309 02/10/52 467,278
Series - 2019 GC38 (Class B)
2,468,678 GS Mortgage Securities Trust 2 .898 02/13/53 2,423,508
Series - 2020 GC45 (Class A2)
4,000,000 (d) GS Mortgage Securities Trust 3 .173 02/13/53 3,616,246
Series - 2020 GC45 (Class AS)
2,000,000 (d) GS Mortgage Securities Trust 3 .405 02/13/53 1,780,999
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2 .125 05/12/53 1,767,416
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2 .377 05/12/53 3,560,457
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1 .662 12/12/53 936,079
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1 .721 12/12/53 2,600,383
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,706,221
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2 .224 12/12/53 817,663
Series - 2020 GSA2 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities Trust 2 .822 08/15/49 966,930
Series - 2016 JP2 (Class A4)
1,875,000 (d) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,801,726
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 2,677,757
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3 .532 10/15/48 1,083,467
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .770 12/15/48 1,976,344
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 983,713
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3 .970 03/17/49 490,042
Series - 2016 C1 (Class AS)
500,000 (d) JPMBB Commercial Mortgage Securities Trust 4 .858 03/17/49 488,170
Series - 2016 C1 (Class B)
681,668 JPMCC Commercial Mortgage Securities Trust 3 .109 07/15/50 662,607
Series - 2017 JP6 (Class A3)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .454 09/15/50 2,396,399
Series - 2017 JP7 (Class A5)
2,018,397 JPMCC Commercial Mortgage Securities Trust 3 .219 06/13/52 1,953,828
Series - 2019 COR5 (Class ASB)
1,000,000 (d) JPMDB Commercial Mortgage Securities Trust 3 .990 06/15/49 865,071
Series - 2016 C2 (Class B)
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,922,824 JPMDB Commercial Mortgage Securities Trust 3 .141% 12/15/49 $ 5,655,166
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .946 11/13/52 4,985,766
Series - 2019 COR6 (Class A2)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .249 02/15/48 3,483,176
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .306 04/15/48 988,793
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .732 05/15/48 988,447
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .599 05/15/50 1,944,680
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3 .594 03/15/49 523,412
Series - 2016 UBS9 (Class A4)
1,000,000 (d) Morgan Stanley Capital I Trust 5 .011 07/15/51 925,995
Series - 2018 H3 (Class C)
1,223,644 (d) Morgan Stanley Capital I Trust 4 .238 10/15/51 1,217,871
Series - 2018 L1 (Class ASB)
1,596,294 Morgan Stanley Capital I Trust 4 .288 10/15/51 1,592,832
Series - 2018 L1 (Class A2)
1,500,000 (d) Morgan Stanley Capital I Trust 4 .407 10/15/51 1,490,247
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .071 03/15/52 973,523
Series - 2019 L2 (Class A4)
4,598,200 Morgan Stanley Capital I Trust 3 .224 06/15/52 4,475,452
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3 .417 06/15/52 713,205
Series - 2019 H6 (Class A4)
3,404,777 Morgan Stanley Capital I Trust 1 .790 07/15/53 2,982,101
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2 .438 05/15/54 1,784,225
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2 .951 05/15/54 877,486
Series - 2021 L5 (Class AS)
1,500,000 (d) MSWF Commercial Mortgage Trust 6 .014 12/15/56 1,654,977
Series - 2023 2 (Class A5)
349,982 UBS Commercial Mortgage Trust 2 .998 08/15/50 349,173
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3 .426 08/15/50 1,446,026
Series - 2017 C3 (Class A4)
1,000,000 (d) UBS Commercial Mortgage Trust 3 .739 08/15/50 941,913
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4 .313 05/15/51 10,867,178
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4 .296 08/15/51 1,965,845
Series - 2018 C12 (Class A5)
2,400,000 (d) UBS Commercial Mortgage Trust 5 .372 12/15/51 2,106,707
Series - 2018 C14 (Class C)
1,625,000 Verizon Master Trust 5 .340 04/22/30 1,670,391
Series - 2024 3 (Class A1A)
875,000 (d) Wells Fargo Commercial Mortgage Trust 3 .872 05/15/48 863,500
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .695 11/15/48 1,974,966
Series - 2015 C31 (Class A4)
480,000 (d) Wells Fargo Commercial Mortgage Trust 4 .224 12/15/48 467,803
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2 .652 08/15/49 1,915,510
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2 .967 08/15/49 411,641
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3 .377 11/15/49 958,667
Series - 2016 NXS6 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Wells Fargo Commercial Mortgage Trust 4 .152% 08/15/51 $ 1,955,762
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3 .760 03/15/52 2,622,627
Series - 2019 C49 (Class A4)
1,846,808 Wells Fargo Commercial Mortgage Trust 3 .635 05/15/52 1,834,402
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4 .192 05/15/52 3,070,718
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3 .040 10/15/52 9,332,328
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1 .810 07/15/53 2,198,540
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2 .092 07/15/53 1,301,334
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2 .398 07/15/53 416,967
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1 .864 08/15/53 8,780,339
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2 .626 04/15/54 1,669,938
Series - 2021 C59 (Class A5)
1,000,000 Wells Fargo Commercial Mortgage Trust 6 .520 07/15/57 1,057,330
Series - 2024 5C1 (Class AS)
750,000 Wells Fargo Commercial Mortgage Trust 5 .309 08/15/57 789,587
Series - 2024 C63 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3 .896 03/15/59 109,663
Series - 2016 C33 (Class C)
TOTAL OTHER MORTGAGE BACKED 430,718,537
TOTAL STRUCTURED ASSETS
(Cost $594,218,943) 564,121,422
TOTAL LONG-TERM INVESTMENTS
(Cost $27,669,867,620) 26,105,454,742
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.0%
228,000 Federal National Mortgage Association (FNMA) 0 .000 10/23/24 227,323
TOTAL GOVERNMENT AGENCY DEBT 227,323
REPURCHASE AGREEMENT - 0.7%
190,300,000 (f) Bank of New York Mellon 4 .860 10/01/24 190,300,000
TOTAL REPURCHASE AGREEMENT 190,300,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0 .000 10/03/24 9,997,391
15,000,000 United States Treasury Bill 0 .000 10/29/24 14,944,700
5,000,000 United States Treasury Bill 0 .000 11/26/24 4,963,610
TOTAL TREASURY DEBT 29,905,701
TOTAL SHORT-TERM INVESTMENTS
(Cost $220,433,398) 220,433,024
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
150,280,866 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (h) 150,280,866
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $150,280,866) 150,280,866
TOTAL INVESTMENTS - 100.7%
(Cost $28,040,581,884) 26,476,168,632
OTHER ASSETS & LIABILITIES, NET - (0.7)% (190,650,897)
NET ASSETS - 100.0% $ 26,285,517,735
Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $216,694,305.
(b)
Perpetual security
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $92,921,241 or 0.4% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e)
When-issued or delayed delivery security.
(f) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $193,970,947 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $194,106,008.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Portfolio of Investments September 30, 2024
Core Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
BANK LOAN OBLIGATIONS - 1.7%
CAPITAL GOODS - 0.1%
$ 2,454,478 (a),(b) Centuri Group, Inc, (TSFR1M + 2.500%) 7.460% 08/27/28 $ 2,452,379
582,281 (b) Chariot Buyer LLC, (TSFR1M + 3.250%) 8.195 11/03/28 579,879
1,246,875 (b) Closure Systems International Group, Inc, (TSFR1M + 4.000%) 8.845 03/22/29 1,252,592
970,000 (b) Conair Holdings LLC, (TSFR1M + 3.750%) 8.710 05/17/28 892,230
470,428 (b) Cornerstone Building Brands, Inc, (TSFR1M + 3.250%) 8.447 04/12/28 461,544
142,433 (b) Quikrete Holdings, Inc, (TSFR1M + 2.500%) 7.345 04/14/31 142,644
356,093 (b) Resideo Funding, Inc, (TSFR1M + 2.000%) 6.855 02/11/28 357,874
997,500 (b) Titan Acquisition Ltd, (TSFR6M + 5.000%) 10.326 02/15/29 993,899
1,415,279 (b) TransDigm, Inc, (TSFR3M + 2.750%) 7.354 03/22/30 1,416,666
398,417 (b) TransDigm, Inc, (TSFR3M + 2.500%) 7.104 02/28/31 397,313
2,500,000 (a),(b) TransDigm, Inc, (TSFR1M + 2.500%) 2.500 01/19/32 2,492,963
TOTAL CAPITAL GOODS 11,439,983
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,326,872 (b) AlixPartners LLP, (TSFR1M + 2.500%) 7.460 02/04/28 1,329,857
1,067,808 (b) Camelot US Acquisition LLC, (TSFR1M + 2.750%) 7.997 01/31/31 1,067,541
259,600 (b) CHG Healthcare Services, Inc, (TSFR1M + 3.500%) 8.460 09/29/28 259,939
49,826 (b) Covanta Holding Corp, (TSFR6M + 2.500%) 7.588 11/30/28 49,923
648,545 (b) Covanta Holding Corp, (TSFR6M + 2.500%) 7.588 11/30/28 649,813
628,805 (b) Dun & Bradstreet Corp, (TSFR1M + 2.750%) 7.605 01/18/29 628,981
964,753 (b) EAB Global, Inc, (TSFR1M + 3.250%) 8.095 08/16/28 962,462
2,000,000 (a),(b) First Advantage Holdings LLC, (TSFR1M + 3.250%) 8.210 03/03/28 1,993,750
1,937,781 (b) Prime Security Services Borrower LLC, (TSFR1M + 2.250%) 7.445 10/13/30 1,937,781
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,880,047
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
304,385 (b) Avis Budget Car Rental LLC, (TSFR1M + 1.750%) 6.710 08/06/27 303,472
1,561,522 (b) CNT Holdings I Corp, (TSFR3M + 3.500%) 8.752 11/08/27 1,566,933
1,582,697 (b) Driven Holdings LLC, (TSFR1M + 3.000%) 7.960 12/17/28 1,577,419
516,172 (b) LS Group OpCo Acquistion LLC, (TSFR1M + 3.000%) 7.845 04/23/31 516,980
865,060 (b) PetSmart LLC, (TSFR1M + 3.750%) 8.695 02/11/28 858,957
1,995,000 (b) Wand NewCo 3, Inc, (TSFR3M + 3.250%) 7.854 01/30/31 1,995,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,818,761
CONSUMER DURABLES & APPAREL - 0.1%
2,487,310 (b) AI Aqua Merger Sub, Inc, (TSFR1M + 3.500%) 8.701 07/31/28 2,487,185
1,838,250 (b) Hayward Industries, Inc, (TSFR1M + 2.500%) 7.460 05/30/28 1,838,250
625,756 (b) Samsonite IP Holdings Sarl, (TSFR1M + 2.000%) 6.845 06/21/30 628,757
283,636 (b) SRAM LLC, (TSFR1M + 2.750%) 7.710 05/18/28 283,991
964,350 (b) Weber-Stephen Products LLC, (TSFR1M + 3.250%) 8.210 10/30/27 912,251
TOTAL CONSUMER DURABLES & APPAREL 6,150,434
CONSUMER SERVICES - 0.2%
3,776,553 (b) 1011778 BC ULC, (TSFR1M + 1.750%) 6.595 09/20/30 3,744,868
393,949 (b) Alterra Mountain Co, (TSFR1M + 3.250%) 8.095 08/17/28 395,344
1,559,250 (a),(b) Caesars Entertainment, Inc, (TSFR1M + 2.750%) 7.595 02/06/30 1,562,291
1,488,375 (b) Caesars Entertainment, Inc, (TSFR1M + 2.750%) 7.595 02/06/30 1,491,277
1,998,417 (b) Carnival Corp, (TSFR1M + 2.750%) 7.595 10/18/28 2,004,872
830,012 (b) ClubCorp Holdings, Inc, (TSFR3M + 5.000%) 9.865 09/18/26 832,311
1,811,630 (b) Fertitta Entertainment LLC, (TSFR1M + 3.750%) 8.847 01/27/29 1,808,677
7,136,188 (a),(b) Flutter Financing BV, (TSFR3M + 2.000%) 6.604 11/30/30 7,152,743
848,914 (b) IRB Holding Corp, (TSFR1M + 2.750%) 7.695 12/15/27 848,795
374,932 (b) KFC Holding Co, (TSFR1M + 1.750%) 6.879 03/15/28 377,041
499,129 (b) Light & Wonder International, Inc, (TSFR1M + 2.250%) 7.333 04/15/29 499,618
1,481,399 (b) Motion Finco Sarl, (TSFR3M + 3.500%) 8.104 11/12/29 1,427,513
303,514 (b) Penn National Gaming, Inc, (TSFR1M + 2.750%) 7.695 05/03/29 304,558
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 481,081 (b) Spin Holdco, Inc, (TSFR3M + 4.000%) 9.256% 03/04/28 $ 423,253
TOTAL CONSUMER SERVICES 22,873,161
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
881,833 (b) US Foods, Inc, (TSFR1M + 2.000%) 6.845 11/22/28 884,426
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 884,426
ENERGY - 0.0%
645,107 (b) Buckeye Partners LP, (TSFR1M + 1.750%) 6.595 11/01/26 645,395
736,721 (b) Oryx Midstream Services Permian Basin LLC, (TSFR1M + 3.000%) 8.225 10/05/28 737,844
TOTAL ENERGY 1,383,239
FINANCIAL SERVICES - 0.1%
883,375 (b) Avolon TLB Borrower US LLC, (TSFR1M + 1.500%) 6.561 02/12/27 884,051
694,489 (b) Avolon TLB Borrower US LLC, (TSFR1M + 2.000%) 6.961 06/22/28 696,739
3,820,000 (b) Boost Newco Borrower LLC, (TSFR3M + 2.500%) 7.104 01/31/31 3,826,360
1,445,165 (b) First Eagle Holdings, Inc, (TSFR3M + 3.000%) 7.604 03/05/29 1,434,782
3,419,523 (b) Trans Union LLC, (TSFR1M + 2.000%) 6.845 12/01/28 3,421,660
TOTAL FINANCIAL SERVICES 10,263,592
FOOD, BEVERAGE & TOBACCO - 0.0%
594,252 (b) Arterra Wines Canada, Inc, (TSFR3M + 3.500%) 8.365 11/24/27 575,465
143,625 (b) Froneri US, Inc, (TSFR1M + 2.250%) 7.195 01/29/27 143,518
1,923,262 (a),(b) Triton Water Holdings, Inc, (TSFR3M + 3.250%) 8.115 03/31/28 1,922,108
821,285 (b) Utz Quality Foods LLC, (TSFR3M + 2.750%) 7.354 01/20/28 823,211
TOTAL FOOD, BEVERAGE & TOBACCO 3,464,302
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,652,088 (b) Bausch & Lomb Corp, (TSFR1M + 3.250%) 8.270 05/10/27 3,643,468
653,363 (b) Element Materials Technology Group US Holdings, Inc, (TSFR3M + 3.750%) 8.354 07/06/29 655,816
390,019 (b) Global Medical Response, Inc, (TSFR1M + 4.750%) 9.711 10/31/28 388,405
2,947,103 (b) ICU Medical, Inc, (TSFR3M + 2.500%) 7.254 01/08/29 2,948,533
3,855,664 (a),(b) Medline Borrower LP, (TSFR1M + 2.750%) 7.595 10/23/28 3,861,582
1,862,438 (b) Onex TSG Intermediate Corp, (TSFR1M + 4.750%) 9.710 02/28/28 1,863,015
2,457,675 (b) Phoenix Guarantor, Inc, (TSFR1M + 3.250%) 8.095 02/21/31 2,453,829
3,297,064 (b) Phoenix Newco, Inc, (TSFR1M + 3.000%) 7.845 11/15/28 3,301,432
523,514 (b) Select Medical Corp, (TSFR1M + 3.000%) 7.845 03/06/27 526,238
1,955,563 (b) Surgery Center Holdings, Inc, (TSFR1M + 2.750%) 7.670 12/19/30 1,959,083
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,601,401
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
3,770,529 (b),(c) Kronos Acquisition Holdings, Inc, (TSFR3M + 4.000%) 9.314 07/08/31 3,600,855
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,600,855
INSURANCE - 0.2%
660,265 (b) Acrisure LLC, (TSFR1M + 3.000%) 7.961 11/06/30 655,108
415,501 (b) Asurion LLC, (TSFR1M + 3.250%) 8.611 12/23/26 415,638
2,473,526 (b) BroadStreet Partners, Inc, (TSFR1M + 3.250%) 8.095 06/13/31 2,466,514
4,018,318 (a),(b) HUB International Ltd, (TSFR3M + 3.000%) 8.255 06/20/30 4,016,992
943,278 (b) Ryan Specialty LLC, (TSFR1M + 2.250%) 7.095 09/15/31 944,457
3,703,873 (a),(b) Sedgwick Claims Management Services, Inc, (TSFR3M + 3.000%) 8.252 07/31/31 3,701,206
2,000,000 (b) Truist Insurance Holdings LLC, (TSFR3M + 3.250%) 7.854 05/06/31 2,000,210
1,970,088 (b) USI, Inc, (TSFR3M + 2.750%) 7.354 11/22/29 1,966,532
1,985,013 (b) USI, Inc, (TSFR3M + 2.750%) 7.354 09/27/30 1,981,291
TOTAL INSURANCE 18,147,948
MATERIALS - 0.1%
647,684 (b) Asplundh Tree Expert LLC, (TSFR1M + 1.750%) 6.695 09/07/27 648,989
1,652,072 (b) Clydesdale Acquisition Holdings, Inc, (TSFR1M + 3.175%) 8.020 04/13/29 1,645,464
1,183,400 (b) Ecovyst Catalyst Technologies LLC, (TSFR3M + 2.250%) 7.502 06/12/31 1,177,761
197,508 (b) H.B. Fuller Co, (TSFR1M + 2.000%) 6.845 02/15/30 198,126
973,329 (b) INEOS US Petrochem LLC, (TSFR1M + 4.250%) 9.195 04/02/29 974,852
942,101 (b) Kloeckner Pentaplast of America, Inc, (TSFR6M + 4.725%) 9.723 02/12/26 889,763
2,868,751 (b) TricorBraun Holdings, Inc, (TSFR1M + 3.250%) 8.210 03/03/28 2,817,659
130,769 (a),(b) USALCO LLC, (TSFR1M + 4.000%) 0.000 09/17/31 131,464
1,269,231 (a),(b) USALCO LLC, (TSFR1M + 4.000%) 4.000 09/17/31 1,275,977

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 141,013 (b) WR Grace Holdings LLC, (TSFR3M + 3.250%) 7.854% 09/22/28 $ 141,541
TOTAL MATERIALS 9,901,596
MEDIA & ENTERTAINMENT - 0.0%
476,681 (b) Altice Financing S.A., (TSFR3M + 2.750%) 8.313 01/30/26 465,956
351,492 (b) DIRECTV Financing LLC, (TSFR1M + 5.000%) 9.960 08/02/27 352,137
179,040 (b) Lions Gate Capital Holdings LLC, (TSFR1M + 2.250%) 7.195 03/24/25 179,207
127,619 (b) Univision Communications, Inc, (TSFR1M + 3.250%) 8.210 03/15/26 127,735
TOTAL MEDIA & ENTERTAINMENT 1,125,035
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,252,666 (b) Avantor Funding, Inc, (TSFR1M + 2.000%) 6.945 11/08/27 1,261,102
940,631 (b) Catalent Pharma Solutions, Inc, (TSFR1M + 2.000%) 7.034 02/22/28 941,073
1,341,594 (b) Elanco Animal Health Inc, (TSFR1M + 1.750%) 1.750 08/01/27 1,340,017
205,381 (b) Grifols Worldwide Operations USA, Inc, (TSFR3M + 2.000%) 7.402 11/15/27 199,990
4,353,358 (b) Jazz Financing Lux Sarl, (TSFR1M + 2.250%) 7.095 05/05/28 4,353,750
2,527,710 (b) Organon & Co, (TSFR1M + 2.500%) 7.465 05/19/31 2,527,710
208,337 (b) Perrigo Investments LLC, (TSFR1M + 2.250%) 7.195 04/20/29 208,511
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,832,153
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
11,352 (b) Cushman & Wakefield plc, (TSFR1M + 3.000%) 7.845 01/31/30 11,377
463,812 (b) Cushman & Wakefield US Borrower LLC, (TSFR1M + 3.000%) 7.845 01/31/30 464,392
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 475,769
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
5,606 (b) Bright Bidco BV, (TSFR3M + 1.000%) 6.252 10/31/27 2,736
2,500,000 (a),(b) Icon Parent, Inc, (TSFR3M + 2.000%) 6.604 07/03/28 2,483,588
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,486,324
SOFTWARE & SERVICES - 0.3%
145,502 (b) Avaya, Inc, (TSFR1M + 7.500%) 12.345 08/01/28 129,081
2,958,783 (b) Boxer Parent Co, Inc, (TSFR3M + 3.750%) 9.005 07/30/31 2,956,431
646,713 (b) CCC Intelligent Solutions, Inc, (TSFR1M + 2.250%) 7.210 09/21/28 647,683
1,990,000 (b) Cotiviti, Inc, (TSFR1M + 3.250%) 8.563 04/30/31 1,991,244
2,187,220 (b) Ellucian Holdings, Inc, (TSFR1M + 3.500%) 8.445 10/09/29 2,195,247
131,241 (a),(b) Epicor Software Corp, (TSFR3M + 3.250%) 1.000 05/30/31 131,493
2,002,123 (a),(b) Epicor Software Corp, (TSFR1M + 3.250%) 8.095 05/30/31 2,005,977
3,127,036 (b) Gen Digital, Inc, (TSFR1M + 1.750%) 6.595 09/12/29 3,120,438
828,750 (b) Informatica LLC, (TSFR1M + 2.250%) 7.095 10/27/28 828,920
1,964,736 (b) Instructure Holdings, Inc, (TSFR3M + 2.750%) 8.074 10/30/28 1,968,419
3,000,000 (a),(b) Mitchell International, Inc, (TSFR1M + 3.250%) 8.095 06/17/31 2,959,635
2,715,190 (b) Open Text Corp, (TSFR1M + 2.250%) 7.095 01/31/30 2,728,304
604,355 (b) Peraton Corp, (TSFR1M + 3.750%) 8.695 02/01/28 582,889
558,374 (b) Rackspace Finance LLC, (TSFR1M + 2.750%) 7.982 05/15/28 311,645
121,623 (b) Rackspace Finance LLC, (TSFR1M + 6.250%) 11.483 05/15/28 123,739
460,750 (b) RealPage, Inc, (TSFR1M + 3.000%) 7.960 04/24/28 447,849
1,500,000 (a),(b) Synechron, Inc, (TSFR1M + 3.750%) 3.750 09/26/31 1,488,750
1,524,813 (b) UKG, Inc, (TSFR3M + 3.250%) 8.555 02/10/31 1,526,719
332,042 (b) West Technology Group LLC, (TSFR3M + 4.000%) 9.502 04/10/27 295,435
2,487,500 (b) Zelis Payments Buyer, Inc, (TSFR1M + 2.750%) 7.595 09/28/29 2,488,930
TOTAL SOFTWARE & SERVICES 28,928,828
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
500,331 (b) CommScope, Inc, (TSFR1M + 3.250%) 8.210 04/06/26 485,841
2,000,000 (a),(b) Delta Topco, Inc, (TSFR6M + 3.500%) 8.198 11/30/29 1,999,310
209,597 (b) Ingram Micro, Inc, (TSFR1M + 2.750%) 7.564 07/03/28 209,860
605,688 (b) MLN US Holdco LLC, (TSFR3M + 6.700%) 12.079 10/18/27 36,341
379,683 (b) MLN US Holdco LLC, (TSFR3M + 6.700%) 12.079 10/18/27 41,767
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,773,119
TELECOMMUNICATION SERVICES - 0.0%
1,145,060 (b) Altice France S.A., (TSFR1M + 3.688%) 3.688 01/31/26 982,249
192,500 (b) Cablevision Lightpath LLC, (TSFR1M + 3.250%) 8.461 11/30/27 192,439
940,000 (b) Coral-US Co-Borrower LLC, (TSFR1M + 3.000%) 8.211 10/15/29 936,085
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 187,000 (b) Virgin Media Bristol LLC, (TSFR1M + 2.500%) 7.711% 01/31/28 $ 179,208
TOTAL TELECOMMUNICATION SERVICES 2,289,981
TRANSPORTATION - 0.0%
1,621,850 (b) Air Canada, (TSFR3M + 2.500%) 7.253 03/21/31 1,627,932
562,500 (b) American Airlines, Inc, (TSFR3M + 4.750%) 10.294 04/20/28 579,139
109,619 (b) SkyMiles IP Ltd, (TSFR3M + 3.750%) 9.032 10/20/27 111,783
642,032 (b) XPO, Inc, (TSFR1M + 2.000%) 6.845 05/24/28 644,892
TOTAL TRANSPORTATION 2,963,746
UTILITIES - 0.1%
653,019 (b) Calpine Corp 7.3224 12/16/2027, (TSFR1M + 2.000%) 6.845 12/16/27 651,184
439,875 (b) Energizer Holdings, Inc, (TSFR1M + 2.000%) 6.920 12/22/27 440,975
427,662 (b) Talen Energy Supply LLC, (TSFR3M + 3.500%) 8.596 05/17/30 429,508
2,372,197 (b) Talen Energy Supply LLC, (TSFR3M + 3.500%) 8.596 05/17/30 2,382,433
878,098 (b) Vistra Operations Co LLC, (TSFR1M + 2.000%) 6.845 12/20/30 879,152
TOTAL UTILITIES 4,783,252
TOTAL BANK LOAN OBLIGATIONS
(Cost $182,804,647) 182,067,952
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 34.2%
AUTOMOBILES & COMPONENTS - 1.0%
4,500,000 (d) Adient Global Holdings Ltd 4.875 08/15/26 4,458,402
2,060,000 (d) Clarios Global LP 6.750 05/15/28 2,123,353
225,000 Dana, Inc 5.375 11/15/27 223,424
225,000 (e) Dana, Inc 5.625 06/15/28 220,606
325,000 Dana, Inc 4.250 09/01/30 291,813
7,075,000 Ford Motor Credit Co LLC 6.950 03/06/26 7,240,929
7,920,000 Ford Motor Credit Co LLC 7.350 03/06/30 8,577,027
4,000,000 (d) Ford Otomotiv Sanayi AS. 7.125 04/25/29 4,135,360
4,150,000 General Motors Co 6.125 10/01/25 4,189,337
4,390,000 General Motors Financial Co, Inc 2.750 06/20/25 4,319,481
1,400,000 General Motors Financial Co, Inc 6.050 10/10/25 1,417,186
10,900,000 General Motors Financial Co, Inc 5.000 04/09/27 11,020,481
3,550,000 General Motors Financial Co, Inc 5.850 04/06/30 3,699,626
2,000,000 General Motors Financial Co, Inc 5.750 02/08/31 2,067,881
12,200,000 General Motors Financial Co, Inc 2.700 06/10/31 10,513,103
9,350,000 General Motors Financial Co, Inc 5.600 06/18/31 9,600,597
3,450,000 General Motors Financial Co, Inc 5.700 N/A(f) 3,376,279
2,000,000 General Motors Financial Co, Inc 5.750 N/A(f) 1,955,891
2,000,000 Goodyear Tire & Rubber Co 5.000 07/15/29 1,839,456
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,513,656
3,000,000 (d) Hyundai Capital Services, Inc 2.125 04/24/25 2,955,478
2,000,000 (d),(g) IHO Verwaltungs GmbH 4.750 09/15/26 1,958,111
500,000 (d),(g) IHO Verwaltungs GmbH 6.375 05/15/29 489,455
2,000,000 (d) Nemak SAB de C.V. 3.625 06/28/31 1,623,921
1,360,000 (d) Phinia, Inc 6.625 10/15/32 1,371,228
4,575,000 Toyota Motor Credit Corp 4.550 08/08/29 4,648,484
2,575,000 (d) Volkswagen Group of America Finance LLC 1.625 11/24/27 2,357,746
750,000 (d) ZF North America Capital, Inc 6.875 04/14/28 757,061
3,665,000 ZF North America Capital, Inc 6.750 04/23/30 3,696,222
TOTAL AUTOMOBILES & COMPONENTS 105,641,594
BANKS - 7.6%
1,350,000 (d) Akbank T.A.S. 6.800 02/06/26 1,376,325
1,500,000 (d) Akbank T.A.S. 6.800 06/22/31 1,498,104
1,500,000 (d) Akbank TAS 7.498 01/20/30 1,547,250
2,995,000 (d) Australia & New Zealand Banking Group Ltd 2.950 07/22/30 2,942,697
5,000,000 (d) Australia & New Zealand Banking Group Ltd 6.750 N/A(f) 5,120,380
3,800,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(f) 4,195,356
2,100,000 (d) Banco de Credito del Peru 2.700 01/11/25 2,082,636
1,012,000 (d) Banco de Credito e Inversiones S.A. 2.875 10/14/31 903,183
700,000 (d) Banco de Credito e Inversiones S.A. 8.750 N/A(f) 753,730
1,800,000 (d) Banco del Estado de Chile 7.950 N/A(f) 1,933,235

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.6% (continued)
$ 2,000,000 (d),(e) Banco do Brasil S.A. 6.000% 03/18/31 $ 2,045,482
1,725,000 (d) Banco Industrial S.A. 4.875 01/29/31 1,698,056
3,300,000 (d) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 3,246,306
2,725,000 (d) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,486,201
4,000,000 Banco Santander S.A. 5.294 08/18/27 4,091,422
4,200,000 Banco Santander S.A. 3.800 02/23/28 4,106,117
5,200,000 Banco Santander S.A. 6.350 03/14/34 5,568,357
7,400,000 Banco Santander S.A. 9.625 N/A(f) 8,699,763
5,400,000 Banco Santander S.A. 4.750 N/A(f) 5,140,686
1,825,000 Bancolombia S.A. 4.625 12/18/29 1,806,417
2,600,000 Bancolombia S.A. 8.625 12/24/34 2,791,230
1,800,000 (d) Bangkok Bank PCL 5.650 07/05/34 1,891,183
2,600,000 (d) Bangkok Bank PCL 3.466 09/23/36 2,292,527
2,500,000 (d) Banistmo S.A. 4.250 07/31/27 2,417,462
4,000,000 (d) Bank Hapoalim BM 3.255 01/21/32 3,707,760
8,000,000 (d) Bank Leumi Le-Israel BM 3.275 01/29/31 7,592,960
10,000,000 Bank of America Corp 4.000 01/22/25 9,969,562
1,000,000 Bank of America Corp 4.450 03/03/26 1,001,372
23,880,000 Bank of America Corp 2.592 04/29/31 21,655,392
57,500,000 Bank of America Corp 5.288 04/25/34 59,781,464
10,000,000 Bank of America Corp 5.468 01/23/35 10,516,041
8,925,000 Bank of America Corp 2.676 06/19/41 6,710,509
1,150,000 Bank of America Corp 4.375 N/A(f) 1,113,230
14,700,000 Bank of America Corp 6.100 N/A(f) 14,720,301
600,000 Barclays plc 2.279 11/24/27 572,142
4,700,000 Barclays plc 3.330 11/24/42 3,623,581
8,725,000 Barclays plc 9.625 N/A(f) 9,823,600
455,000 (d) BBVA Bancomer S.A. 5.350 11/12/29 452,898
3,350,000 (d) BBVA Bancomer S.A. 5.125 01/18/33 3,186,805
5,550,000 (d) BNP Paribas S.A. 2.819 11/19/25 5,528,767
5,895,000 (d) BNP Paribas S.A. 1.904 09/30/28 5,476,804
5,000,000 (d) BNP Paribas S.A. 8.000 N/A(f) 5,335,340
16,225,000 (d) BNP Paribas S.A. 7.750 N/A(f) 17,092,080
7,906,000 (d) BNP Paribas S.A. 7.375 N/A(f) 7,977,012
13,275,000 CitiBank NA 5.570 04/30/34 14,161,812
4,025,000 Citigroup, Inc 3.200 10/21/26 3,942,385
2,200,000 Citigroup, Inc 4.300 11/20/26 2,197,768
5,150,000 Citigroup, Inc 4.125 07/25/28 5,108,260
7,800,000 (e) Citigroup, Inc 4.542 09/19/30 7,809,046
20,000,000 Citigroup, Inc 2.572 06/03/31 17,998,263
8,150,000 Citigroup, Inc 4.910 05/24/33 8,214,907
23,500,000 Citigroup, Inc 6.270 11/17/33 25,815,122
4,900,000 Citigroup, Inc 6.250 N/A(f) 4,974,622
8,425,000 Citigroup, Inc 7.625 N/A(f) 9,001,051
7,500,000 Citigroup, Inc 4.000 N/A(f) 7,342,907
6,315,000 (d) Cooperatieve Rabobank UA 1.339 06/24/26 6,154,487
4,175,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,112,494
11,275,000 (a),(d) Credit Agricole S.A. 6.700 N/A(f) 11,255,724
12,000,000 (d) Credit Agricole S.A. 8.125 N/A(f) 12,345,000
4,050,000 Deutsche Bank AG. 5.371 09/09/27 4,168,026
3,750,000 Deutsche Bank AG. 2.311 11/16/27 3,567,606
5,450,000 Deutsche Bank AG. 6.819 11/20/29 5,866,734
7,075,000 Deutsche Bank AG. 4.999 09/11/30 7,113,180
6,400,000 Deutsche Bank AG. 6.000 N/A(f) 6,257,411
700,000 (d) Development Bank of Kazakhstan JSC 2.950 05/06/31 601,192
1,675,000 (d) Grupo Aval Ltd 4.375 02/04/30 1,491,557
2,160,000 (d) Hana Bank 3.500 N/A(f) 2,064,917
11,915,000 HSBC Holdings plc 4.292 09/12/26 11,860,540
1,850,000 HSBC Holdings plc 2.013 09/22/28 1,726,075
6,800,000 HSBC Holdings plc 7.390 11/03/28 7,361,667
3,850,000 HSBC Holdings plc 3.973 05/22/30 3,751,370
4,430,000 HSBC Holdings plc 2.848 06/04/31 4,032,680
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.6% (continued)
$ 590,000 HSBC Holdings plc 6.800% 06/01/38 $ 665,574
8,050,000 HSBC Holdings plc 6.875 N/A(f) 8,292,361
6,400,000 HSBC Holdings plc 6.950 N/A(f) 6,592,099
10,000,000 (e) HSBC Holdings plc 8.000 N/A(f) 10,716,230
UGX 8,000,000,000 (d) ICBC Standard Bank plc 14.250 06/26/34 1,864,006
2,875,000 (d) ICICI Bank Ltd 3.800 12/14/27 2,822,917
8,225,000 (d) ING Groep NV 1.400 07/01/26 8,019,720
400,000 ING Groep NV 3.950 03/29/27 396,827
11,000,000 ING Groep NV 6.500 N/A(f) 11,009,207
3,000,000 (d) Intercorp Financial Services, Inc 4.125 10/19/27 2,898,453
4,500,000 (d),(e) Intesa Sanpaolo SpA 7.700 N/A(f) 4,494,512
2,500,000 JPMorgan Chase & Co 3.200 06/15/26 2,463,355
3,525,000 JPMorgan Chase & Co 4.323 04/26/28 3,532,038
10,905,000 JPMorgan Chase & Co 3.702 05/06/30 10,606,489
10,000,000 JPMorgan Chase & Co 4.995 07/22/30 10,282,257
3,810,000 JPMorgan Chase & Co 1.953 02/04/32 3,273,810
10,000,000 JPMorgan Chase & Co 4.912 07/25/33 10,213,788
29,425,000 JPMorgan Chase & Co 5.350 06/01/34 30,790,770
5,625,000 JPMorgan Chase & Co 6.254 10/23/34 6,256,078
20,000,000 JPMorgan Chase & Co 5.766 04/22/35 21,552,354
5,000,000 JPMorgan Chase & Co 5.294 07/22/35 5,214,669
3,275,000 JPMorgan Chase & Co 2.525 11/19/41 2,416,476
14,550,000 JPMorgan Chase & Co 3.157 04/22/42 11,672,210
700,000 JPMorgan Chase & Co 4.260 02/22/48 634,765
13,200,000 JPMorgan Chase & Co 6.100 N/A(f) 13,200,000
12,500,000 JPMorgan Chase & Co 6.875 N/A(f) 13,403,638
7,380,000 JPMorgan Chase & Co 3.650 N/A(f) 7,139,721
9,800,000 Lloyds Banking Group plc 7.500 N/A(f) 9,889,601
5,000,000 (e) Lloyds Banking Group plc 8.000 N/A(f) 5,356,835
7,150,000 M&T Bank Corp 3.500 N/A(f) 6,347,606
7,200,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 7,120,525
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,815,350
8,000,000 (d) NBK SPC Ltd 1.625 09/15/27 7,539,776
3,000,000 (d) NBK Tier  Financing Ltd 3.625 N/A(f) 2,863,830
5,470,000 (d) Nordea Bank Abp 6.625 N/A(f) 5,536,761
4,720,000 PNC Bank NA 2.700 10/22/29 4,323,520
4,105,000 PNC Financial Services Group, Inc 3.400 N/A(f) 3,749,142
6,000,000 PNC Financial Services Group, Inc 6.200 N/A(f) 6,107,982
2,070,000 (d) Societe Generale S.A. 1.375 07/08/25 2,017,940
4,250,000 (d) Societe Generale S.A. 7.132 01/19/55 4,330,693
4,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 4,493,798
1,300,000 Toronto-Dominion Bank 3.625 09/15/31 1,275,677
1,960,000 Truist Bank 2.250 03/11/30 1,728,998
7,000,000 Truist Financial Corp 4.950 N/A(f) 6,934,324
4,500,000 Truist Financial Corp 5.100 N/A(f) 4,420,226
1,500,000 (d) Turkiye Garanti Bankasi AS. 7.177 05/24/27 1,518,756
675,000 (d) Turkiye Garanti Bankasi AS. 8.375 02/28/34 692,579
500,000 (d) Turkiye Vakiflar Bankasi TAO 8.994 10/05/34 522,300
3,000,000 (d) United Overseas Bank Ltd 1.250 04/14/26 2,873,652
3,700,000 (d) United Overseas Bank Ltd 2.000 10/14/31 3,505,855
3,400,000 US Bancorp 4.839 02/01/34 3,397,609
3,425,000 Wells Fargo & Co 3.550 09/29/25 3,395,787
10,475,000 Wells Fargo & Co 2.393 06/02/28 9,959,808
7,900,000 Wells Fargo & Co 6.303 10/23/29 8,452,644
10,575,000 Wells Fargo & Co 3.900 N/A(f) 10,277,904
9,500,000 Wells Fargo & Co 5.875 N/A(f) 9,528,282
6,825,000 (e) Wells Fargo & Co 7.625 N/A(f) 7,432,657
TOTAL BANKS 825,603,269
CAPITAL GOODS - 1.4%
1,000,000 AECOM 5.125 03/15/27 1,004,344
4,500,000 (d) AerCap Global Aviation 6.500 06/15/45 4,492,981
4,350,000 Air Lease Corp 3.125 12/01/30 3,980,544

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.4% (continued)
$ 2,430,000 (d) Airbus SE 3.150% 04/10/27 $ 2,378,690
1,395,000 (d) Albion Financing 1 SARL 6.125 10/15/26 1,399,513
650,000 (d) BAE Systems plc 1.900 02/15/31 555,199
705,000 (d) Beacon Roofing Supply, Inc 6.500 08/01/30 729,668
22,400,000 Boeing Co 2.196 02/04/26 21,570,952
1,350,000 Boeing Co 3.250 02/01/28 1,279,129
3,600,000 Boeing Co 5.705 05/01/40 3,512,488
12,100,000 Boeing Co 5.805 05/01/50 11,690,035
1,160,000 (d) Chart Industries, Inc 7.500 01/01/30 1,222,554
1,075,000 (d) Embraer Netherlands Finance BV 7.000 07/28/30 1,170,705
400,000 (d) Esab Corp 6.250 04/15/29 410,823
3,075,000 (d) H&E Equipment Services, Inc 3.875 12/15/28 2,886,944
665,000 (d) Herc Holdings, Inc 6.625 06/15/29 688,790
5,000,000 Honeywell International, Inc 5.000 03/01/35 5,204,545
9,200,000 Honeywell International, Inc 5.250 03/01/54 9,595,271
675,000 (d) James Hardie International Finance DAC 5.000 01/15/28 667,292
7,145,000 John Deere Capital Corp 2.000 06/17/31 6,236,182
15,000,000 John Deere Capital Corp 4.400 09/08/31 15,105,953
6,450,000 L3Harris Technologies, Inc 5.400 07/31/33 6,737,330
5,000,000 L3Harris Technologies, Inc 5.350 06/01/34 5,201,606
850,000 Lockheed Martin Corp 1.850 06/15/30 752,663
2,850,000 Lockheed Martin Corp 5.200 02/15/64 2,949,953
595,000 (d) Masterbrand, Inc 7.000 07/15/32 623,463
280,000 (d) MITER BRAND 6.750 04/01/32 290,255
5,775,000 Northrop Grumman Corp 3.250 01/15/28 5,611,853
10,675,000 Raytheon Technologies Corp 4.125 11/16/28 10,648,144
6,500,000 Raytheon Technologies Corp 6.000 03/15/31 7,069,447
1,675,000 (d) Sisecam UK plc 8.625 05/02/32 1,722,202
2,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 4.250 05/07/29 1,962,999
1,800,000 (d) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 1,941,023
2,500,000 (d) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,767,023
500,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 493,280
3,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 3,696,387
1,575,000 (d) TransDigm, Inc 6.875 12/15/30 1,649,302
1,470,000 (d) TransDigm, Inc 6.000 01/15/33 1,490,822
525,000 Tyco Electronics Group S.A. 3.700 02/15/26 521,142
425,000 (d) WESCO Distribution, Inc 7.250 06/15/28 435,196
1,595,000 (d) Windsor Holdings III LLC 8.500 06/15/30 1,706,136
TOTAL CAPITAL GOODS 153,052,828
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (d) ADT Corp 4.875 07/15/32 1,580,773
325,000 (d) ASGN, Inc 4.625 05/15/28 315,661
1,000,000 (d) Garda World Security Corp 4.625 02/15/27 981,833
1,000,000 (d) GFL Environmental, Inc 3.750 08/01/25 991,976
125,000 (d) GFL Environmental, Inc 5.125 12/15/26 124,706
1,035,000 (d) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,110,604
2,125,000 (d) Prime Security Services Borrower LLC 5.750 04/15/26 2,134,699
1,300,000 (d) Prime Security Services Borrower LLC 3.375 08/31/27 1,235,230
2,655,000 (d) Prime Security Services Borrower LLC 6.250 01/15/28 2,655,714
2,225,000 Republic Services, Inc 2.900 07/01/26 2,179,574
420,000 Verisk Analytics, Inc 3.625 05/15/50 320,375
1,235,000 Waste Management, Inc 1.500 03/15/31 1,045,227
1,500,000 Waste Management, Inc 2.500 11/15/50 981,165
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,657,537
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,670,000 (d) Asbury Automotive Group, Inc 4.625 11/15/29 2,546,371
755,000 (d) Asbury Automotive Group, Inc 5.000 02/15/32 715,951
925,000 (d) Bath & Body Works, Inc 6.625 10/01/30 942,981
550,000 (d) Group 1 Automotive, Inc 4.000 08/15/28 524,748
6,975,000 Home Depot, Inc 4.950 06/25/34 7,251,398
636,000 Kohl's Corp 4.625 05/01/31 535,608
800,000 (d) LCM Investments Holdings II LLC 4.875 05/01/29 768,694
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4% (continued)
$ 790,000 (d) LCM Investments Holdings II LLC 8.250% 08/01/31 $ 838,838
850,000 (d) Lithia Motors, Inc 4.625 12/15/27 831,082
7,450,000 Lowe's Cos, Inc 4.250 04/01/52 6,307,521
2,450,000 (d) Macy's Retail Holdings LLC 6.125 03/15/32 2,374,636
4,900,000 (d) Magic Mergeco, Inc 5.250 05/01/28 3,616,735
4,215,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,168,977
2,175,000 O'Reilly Automotive, Inc 3.600 09/01/27 2,140,059
2,100,000 O'Reilly Automotive, Inc 4.200 04/01/30 2,083,136
9,530,000 O'Reilly Automotive, Inc 1.750 03/15/31 8,072,816
437,000 (d) Prosus NV 4.850 07/06/27 437,359
1,425,000 (d) Prosus NV 4.193 01/19/32 1,335,749
1,675,000 (d) Prosus NV 4.987 01/19/52 1,414,407
460,000 (d) Wand NewCo 3, Inc 7.625 01/30/32 484,609
335,000 (a),(d) Wayfair LLC 7.250 10/31/29 343,194
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 47,734,869
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (a),(d) CD&R Smokey Buyer, Inc 9.500 10/15/29 1,000,950
5,000,000 Lennar Corp 5.000 06/15/27 5,080,534
1,175,000 (e) Newell Brands, Inc 6.375 09/15/27 1,188,401
TOTAL CONSUMER DURABLES & APPAREL 7,269,885
CONSUMER SERVICES - 0.3%
1,035,000 (d) 1011778 BC ULC 6.125 06/15/29 1,064,766
2,000,000 (d) CDI Escrow Issuer, Inc 5.750 04/01/30 2,002,191
3,285,000 (d) Churchill Downs, Inc 6.750 05/01/31 3,392,281
1,960,000 (d) Flutter Treasury Designated Activity Co 6.375 04/29/29 2,029,431
3,500,000 (d) Genm Capital Labuan Ltd 3.882 04/19/31 3,183,785
125,000 (d) Hilton Domestic Operating Co, Inc 5.750 05/01/28 125,548
2,990,000 (d) Hilton Domestic Operating Co, Inc 5.875 04/01/29 3,065,485
2,200,000 (d) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,987,532
2,455,000 (d) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 2,485,086
400,000 (d) International Game Technology plc 4.125 04/15/26 394,779
540,000 (d) International Game Technology plc 6.250 01/15/27 551,208
350,000 (d) Light & Wonder International, Inc 7.500 09/01/31 367,108
425,000 (d),(e) Marriott Ownership Resorts, Inc 4.500 06/15/29 399,788
2,000,000 (a),(d) Meituan 4.500 04/02/28 1,984,328
1,475,000 MGM Resorts International 6.125 09/15/29 1,493,358
1,000,000 (d) NCL Corp Ltd 5.875 03/15/26 1,000,062
2,335,000 Sands China Ltd 2.300 03/08/27 2,185,453
1,400,000 Sands China Ltd 5.900 08/08/28 1,413,478
1,200,000 Service Corp International 5.750 10/15/32 1,207,858
1,980,000 (d) Six Flags Entertainment Corp 6.625 05/01/32 2,050,494
1,175,000 (d) Wynn Macau Ltd 5.625 08/26/28 1,140,797
1,100,000 (d) Wynn Resorts Finance LLC 6.250 03/15/33 1,114,351
TOTAL CONSUMER SERVICES 34,639,167
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
3,505,000 (d) Albertsons Cos, Inc 6.500 02/15/28 3,568,795
3,975,000 Costco Wholesale Corp 1.600 04/20/30 3,511,089
18,300,000 Kroger Co 5.000 09/15/34 18,452,596
3,000,000 Kroger Co 3.875 10/15/46 2,411,086
1,380,000 (d) Performance Food Group, Inc 6.125 09/15/32 1,410,160
730,000 SYSCO Corp 3.750 10/01/25 724,910
1,000,000 SYSCO Corp 6.000 01/17/34 1,097,315
3,700,000 SYSCO Corp 3.150 12/14/51 2,589,953
4,250,000 Target Corp 4.500 09/15/34 4,250,384
785,000 (d) US Foods, Inc 6.875 09/15/28 818,187
490,000 Walgreens Boots Alliance, Inc 8.125 08/15/29 489,060
3,600,000 Walmart, Inc 1.050 09/17/26 3,418,767
294,000 Walmart, Inc 2.375 09/24/29 275,911
5,155,000 Walmart, Inc 1.800 09/22/31 4,483,249
5,900,000 Walmart, Inc 2.500 09/22/41 4,421,610

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5% (continued)
$ 5,150,000 Walmart, Inc 4.500% 04/15/53 $ 4,967,404
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 56,890,476
ENERGY - 3.5%
2,500,000 (d) Antero Midstream Partners LP 5.750 01/15/28 2,503,868
2,000,000 (d) Antero Midstream Partners LP 6.625 02/01/32 2,069,972
1,875,000 (d) Archrock Partners LP 6.250 04/01/28 1,884,317
1,580,000 (d) Archrock Partners LP 6.625 09/01/32 1,620,276
875,000 Cenovus Energy, Inc 2.650 01/15/32 754,599
2,367,000 Cenovus Energy, Inc 5.400 06/15/47 2,291,764
9,150,000 Cheniere Energy Partners LP 4.500 10/01/29 9,024,887
4,250,000 Cheniere Energy Partners LP 3.250 01/31/32 3,800,420
6,900,000 (d) Cheniere Energy Partners LP 5.750 08/15/34 7,188,073
300,000 Chevron USA, Inc 3.900 11/15/24 299,547
1,440,000 (d) Civitas Resources, Inc 8.375 07/01/28 1,496,835
640,000 (d) Civitas Resources, Inc 8.625 11/01/30 678,065
1,750,000 (d) Civitas Resources, Inc 8.750 07/01/31 1,852,442
1,350,000 (d) CNX Resources Corp 7.250 03/01/32 1,417,720
500,000 (a),(d) Coronado Finance Pty Ltd 9.250 10/01/29 513,783
2,000,000 (d) Cosan Ltd 5.500 09/20/29 1,967,810
4,600,000 Diamondback Energy, Inc 4.400 03/24/51 3,816,940
1,790,000 (d) DT Midstream, Inc 4.125 06/15/29 1,712,209
1,490,000 (d) DT Midstream, Inc 4.375 06/15/31 1,410,439
2,083,000 Ecopetrol S.A. 5.375 06/26/26 2,078,657
1,050,000 Ecopetrol S.A. 6.875 04/29/30 1,048,618
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,953,111
2,675,000 (d) Empresa Nacional del Petroleo 3.450 09/16/31 2,414,081
6,875,000 Enbridge, Inc 5.700 03/08/33 7,245,901
3,960,000 Enbridge, Inc 2.500 08/01/33 3,325,501
10,350,000 Enbridge, Inc 8.500 01/15/84 11,576,454
2,424,000 (d) Energean Israel Finance Ltd 4.875 03/30/26 2,309,611
1,450,000 (d) Energean Israel Finance Ltd 8.500 09/30/33 1,370,498
2,675,000 Energy Transfer LP 4.750 01/15/26 2,678,138
1,235,000 Energy Transfer LP 3.750 05/15/30 1,179,763
10,800,000 Energy Transfer LP 5.750 02/15/33 11,295,277
4,100,000 Energy Transfer LP 6.550 12/01/33 4,526,453
2,450,000 Energy Transfer LP 5.550 05/15/34 2,536,759
450,000 Energy Transfer LP 5.400 10/01/47 428,511
4,100,000 Energy Transfer LP 6.250 04/15/49 4,311,154
4,625,000 Energy Transfer LP 5.000 05/15/50 4,178,320
7,950,000 Energy Transfer LP 5.950 05/15/54 8,136,435
10,000,000 Energy Transfer LP 7.125 N/A(f) 10,215,250
1,670,000 Energy Transfer Operating LP 5.500 06/01/27 1,712,704
500,000 (d) EnLink Midstream LLC 5.625 01/15/28 511,781
1,425,000 Enterprise Products Operating LLC 4.250 02/15/48 1,231,541
2,300,000 Enterprise Products Operating LLC 4.200 01/31/50 1,962,225
4,575,000 Enterprise Products Operating LLC 3.200 02/15/52 3,243,691
6,575,000 Enterprise Products Operating LLC 3.300 02/15/53 4,701,085
276,000 (d) EQM Midstream Partners LP 6.000 07/01/25 276,388
1,200,000 (d) EQM Midstream Partners LP 6.500 07/01/27 1,236,125
1,900,000 (d) EQM Midstream Partners LP 4.500 01/15/29 1,858,717
695,000 (d) EQM Midstream Partners LP 6.375 04/01/29 717,599
850,000 (d) EQT Corp 3.125 05/15/26 827,591
2,322,870 (d) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,058,679
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,347,002
3,000,000 Genesis Energy LP 8.000 01/15/27 3,066,900
490,000 Genesis Energy LP 8.250 01/15/29 507,375
1,450,000 (d) Hilcorp Energy I LP 5.750 02/01/29 1,410,621
1,450,000 (d) Hilcorp Energy I LP 6.000 02/01/31 1,407,538
2,000,000 (d) Hilcorp Energy I LP 8.375 11/01/33 2,156,198
3,500,000 (d) KazMunayGas National Co JSC 3.500 04/14/33 3,048,696
2,000,000 (d) Kinetik Holdings LP 6.625 12/15/28 2,075,700
1,070,000 (d) Kodiak Gas Services LLC 7.250 02/15/29 1,107,346
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.5% (continued)
$ 1,325,000 (d) Kosmos Energy Ltd 7.750% 05/01/27 $ 1,309,652
725,000 (d) Kosmos Energy Ltd 8.750 10/01/31 714,472
1,525,000 (d) Leviathan Bond Ltd 6.125 06/30/25 1,499,124
11,924,000 Marathon Oil Corp 5.300 04/01/29 12,364,274
5,000,000 Marathon Petroleum Corp 4.700 05/01/25 4,993,645
15,040,000 Marathon Petroleum Corp 3.800 04/01/28 14,785,360
1,000,000 Marathon Petroleum Corp 4.750 09/15/44 890,874
2,750,000 Marathon Petroleum Corp 5.000 09/15/54 2,447,702
1,500,000 (d) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,582,494
5,000,000 (d) MEG Energy Corp 5.875 02/01/29 4,891,307
710,000 (d) Midwest Connector Capital Co LLC 4.625 04/01/29 705,733
4,475,000 MPLX LP 1.750 03/01/26 4,309,510
7,235,000 MPLX LP 2.650 08/15/30 6,511,892
2,935,000 MPLX LP 4.700 04/15/48 2,559,647
642,000 Murphy Oil Corp 5.875 12/01/27 649,835
7,735,000 (d) Northern Natural Gas Co 3.400 10/16/51 5,512,595
325,000 Occidental Petroleum Corp 5.500 12/01/25 326,362
475,000 Occidental Petroleum Corp 5.550 03/15/26 480,406
5,000,000 Occidental Petroleum Corp 3.500 08/15/29 4,707,916
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 2,151,976
1,450,000 (d) Oleoducto Central S.A. 4.000 07/14/27 1,388,313
7,750,000 ONEOK, Inc 4.500 03/15/50 6,450,713
2,000,000 (d) Parkland Corp 4.500 10/01/29 1,893,565
1,260,000 (d) Parkland Corp 4.625 05/01/30 1,188,244
1,210,000 (d) Permian Resources Operating LLC 7.000 01/15/32 1,258,802
6,200,000 (d) Pertamina Persero PT 1.400 02/09/26 5,928,583
850,000 (d) Pertamina Persero PT 3.650 07/30/29 817,445
1,667,000 Petrobras Global Finance BV 5.999 01/27/28 1,703,017
1,200,000 Petrobras Global Finance BV 6.900 03/19/49 1,206,374
2,700,000 (e) Petroleos Mexicanos 5.950 01/28/31 2,336,820
6,244,000 Petroleos Mexicanos 6.700 02/16/32 5,598,002
3,000,000 Petroleos Mexicanos 7.690 01/23/50 2,343,781
1,000,000 (d) Petronas Energy Canada Ltd 2.112 03/23/28 928,681
15,790,000 Phillips 66 2.150 12/15/30 13,831,291
2,400,000 Phillips 66 3.300 03/15/52 1,667,950
860,000 Phillips 66 Co 3.150 12/15/29 813,177
775,000 Phillips 66 Co 4.680 02/15/45 699,206
2,050,000 (d) Promigas S.A. ESP 3.750 10/16/29 1,893,621
3,000,000 (d) Qatar Petroleum 2.250 07/12/31 2,637,930
2,100,000 (d) Raizen Fuels Finance S.A. 5.700 01/17/35 2,102,100
8,670,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 8,811,631
8,365,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 8,342,812
3,175,000 (d) Saudi Arabian Oil Co 2.250 11/24/30 2,791,333
1,375,000 (d) Saudi Arabian Oil Co 5.250 07/17/34 1,413,921
880,000 (d) SM Energy Co 6.750 08/01/29 883,634
3,425,000 (d),(e) Southern Gas Corridor CJSC 6.875 03/24/26 3,503,004
1,975,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,955,172
2,235,000 (d) Sunoco LP 7.000 05/01/29 2,335,167
1,150,000 Sunoco LP 4.500 05/15/29 1,105,586
300,000 Targa Resources Partners LP 6.500 07/15/27 303,772
1,700,000 (d) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,658,357
2,200,000 (d) Thaioil Treasury Center Co Ltd 2.500 06/18/30 1,942,175
1,450,000 TotalEnergies Capital International S.A. 2.986 06/29/41 1,123,911
5,550,000 TotalEnergies Capital International S.A. 3.127 05/29/50 4,019,035
2,000,000 TotalEnergies Capital S.A. 5.488 04/05/54 2,066,887
3,100,000 TotalEnergies Capital S.A. 5.638 04/05/64 3,232,496
6,025,000 TotalEnergies Capital S.A. 5.425 09/10/64 6,063,749
7,835,000 TransCanada Trust 5.500 09/15/79 7,566,096
943,500 (d) Transocean, Inc 8.750 02/15/30 983,723
1,875,000 (d) US LIQUIDSCO0 5.584 10/01/34 1,893,036
2,050,000 (d) US LIQUIDSCO0 6.176 10/01/54 2,075,140
500,000 USA Compression Partners LP 6.875 09/01/27 504,227

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.5% (continued)
$ 2,125,000 (d) USA Compression Partners LP 7.125% 03/15/29 $ 2,188,648
2,000,000 (d) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,859,459
2,205,000 (d) Venture Global LNG, Inc 8.125 06/01/28 2,298,756
3,000,000 (d) Venture Global LNG, Inc 9.875 02/01/32 3,333,576
7,050,000 Williams Cos, Inc 2.600 03/15/31 6,229,894
5,550,000 Williams Cos, Inc 5.650 03/15/33 5,808,313
TOTAL ENERGY 382,953,861
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
6,850,000 Agree LP 2.000 06/15/28 6,258,851
5,450,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 5,407,299
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 445,173
675,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 665,761
2,775,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 2,832,097
1,900,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 1,526,788
2,700,000 American Tower Corp 2.950 01/15/25 2,681,916
600,000 American Tower Corp 3.375 10/15/26 589,597
1,200,000 American Tower Corp 3.600 01/15/28 1,171,088
5,370,000 American Tower Corp 1.500 01/31/28 4,894,088
5,800,000 American Tower Corp 3.800 08/15/29 5,642,944
6,950,000 American Tower Corp 2.900 01/15/30 6,426,797
1,375,000 American Tower Corp 2.100 06/15/30 1,211,015
890,000 American Tower Corp 1.875 10/15/30 766,700
2,225,000 Brixmor Operating Partnership LP 3.850 02/01/25 2,212,358
10,206,000 Brixmor Operating Partnership LP 2.250 04/01/28 9,410,386
2,900,000 CubeSmart LP 2.250 12/15/28 2,667,049
1,474,000 CubeSmart LP 2.000 02/15/31 1,262,002
1,525,000 Digital Realty Trust LP 3.600 07/01/29 1,473,855
7,735,000 Essential Properties LP 2.950 07/15/31 6,732,863
3,200,000 Essex Portfolio LP 3.000 01/15/30 2,972,050
2,275,000 Extra Space Storage LP 2.400 10/15/31 1,957,160
1,225,000 Federal Realty OP LP 1.250 02/15/26 1,171,557
1,675,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,662,095
4,125,000 Healthcare Realty Holdings LP 3.500 08/01/26 4,054,353
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,869,109
8,015,000 Healthcare Realty Holdings LP 3.100 02/15/30 7,364,397
1,660,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,449,015
925,000 Healthcare Realty Holdings LP 2.050 03/15/31 760,766
7,500,000 Highwoods Realty LP 3.875 03/01/27 7,330,349
1,025,000 Highwoods Realty LP 4.125 03/15/28 994,161
1,350,000 Highwoods Realty LP 4.200 04/15/29 1,304,561
8,010,000 Highwoods Realty LP 3.050 02/15/30 7,208,154
2,085,000 Highwoods Realty LP 2.600 02/01/31 1,776,457
155,000 (d) Iron Mountain, Inc 7.000 02/15/29 161,558
1,025,000 Kimco Realty OP LLC 3.850 06/01/25 1,015,538
700,000 Kimco Realty OP LLC 3.250 08/15/26 683,666
4,385,000 Kite Realty Group LP 4.950 12/15/31 4,390,555
975,000 Kite Realty Group LP 5.500 03/01/34 1,004,396
1,050,000 Mid-America Apartments LP 4.000 11/15/25 1,044,478
9,350,000 Mid-America Apartments LP 2.750 03/15/30 8,642,928
6,200,000 Mid-America Apartments LP 1.700 02/15/31 5,254,175
1,700,000 Mid-America Apartments LP 2.875 09/15/51 1,146,621
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,464,700
625,000 National Retail Properties, Inc 4.000 11/15/25 620,763
1,850,000 National Retail Properties, Inc 3.600 12/15/26 1,826,354
1,425,000 NNN REIT, Inc 5.600 10/15/33 1,491,189
1,075,000 ProLogis LP 2.875 11/15/29 1,010,188
1,100,000 Regency Centers LP 3.900 11/01/25 1,088,812
950,000 Regency Centers LP 3.600 02/01/27 934,715
5,885,000 Regency Centers LP 2.950 09/15/29 5,504,473
17,050,000 (d) SBA Tower Trust 2.836 01/15/25 16,927,542
8,398,000 (d) SBA Tower Trust 1.884 01/15/26 8,104,547
7,500,000 (d) SBA Tower Trust 1.631 11/15/26 7,022,207
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7% (continued)
$ 2,500,000 (d) Trust Fibra Uno 7.375% 02/13/34 $ 2,573,784
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 180,066,000
FINANCIAL SERVICES - 2.8%
9,050,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,716,569
5,000,000 AerCap Ireland Capital DAC 3.875 01/23/28 4,914,703
12,975,000 AerCap Ireland Capital DAC 3.000 10/29/28 12,256,661
7,000,000 AerCap Ireland Capital DAC 3.300 01/30/32 6,317,490
1,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 1,045,220
2,000,000 American Express Co 2.550 03/04/27 1,930,780
5,705,000 Bank of New York Mellon Corp 4.700 N/A(f) 5,660,517
4,690,000 (d) Block, Inc 6.500 05/15/32 4,883,781
830,000 (d) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 830,931
2,490,000 Capital One Financial Corp 3.750 03/09/27 2,458,364
5,490,000 (e) Capital One Financial Corp 3.950 N/A(f) 5,172,378
10,800,000 Charles Schwab Corp 5.375 N/A(f) 10,781,895
600,000 (d) Compass Group Diversified Holdings LLC 5.250 04/15/29 582,903
2,500,000 Corebridge Financial, Inc 6.050 09/15/33 2,665,455
3,475,000 Corebridge Financial, Inc 5.750 01/15/34 3,662,685
5,400,000 Discover Bank 3.450 07/27/26 5,286,289
2,275,000 Discover Bank 2.700 02/06/30 2,048,929
2,375,000 (d) ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,306,322
925,000 (d) Equitable Financial Life Global Funding 1.400 07/07/25 901,964
870,000 (d) Equitable Financial Life Global Funding 1.800 03/08/28 796,244
1,705,000 (d) FirstCash, Inc 6.875 03/01/32 1,754,651
5,330,000 Fiserv, Inc 3.500 07/01/29 5,149,526
5,275,000 Fiserv, Inc 5.450 03/15/34 5,513,179
11,000,000 Fiserv, Inc 5.150 08/12/34 11,279,193
5,277,000 Goldman Sachs Group, Inc 3.500 04/01/25 5,244,335
5,800,000 Goldman Sachs Group, Inc 5.798 08/10/26 5,851,119
5,600,000 Goldman Sachs Group, Inc 4.482 08/23/28 5,629,601
12,395,000 Goldman Sachs Group, Inc 5.851 04/25/35 13,318,389
360,000 Goldman Sachs Group, Inc 6.750 10/01/37 414,536
1,900,000 Goldman Sachs Group, Inc 4.411 04/23/39 1,791,233
4,875,000 Goldman Sachs Group, Inc 3.210 04/22/42 3,887,330
725,000 Goldman Sachs Group, Inc 3.436 02/24/43 590,386
10,000,000 Goldman Sachs Group, Inc 7.500 N/A(f) 10,599,700
5,900,000 Goldman Sachs Group, Inc 7.500 N/A(f) 6,342,140
800,000 (d) HAT Holdings I LLC 8.000 06/15/27 847,506
925,000 Icahn Enterprises LP 5.250 05/15/27 886,373
3,800,000 Icahn Enterprises LP 4.375 02/01/29 3,321,003
1,100,000 (d) Indian Railway Finance Corp Ltd 3.249 02/13/30 1,029,811
7,400,000 (d) Indian Railway Finance Corp Ltd 2.800 02/10/31 6,607,564
1,851,500 (d) Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875 01/15/28 1,679,748
2,500,000 (d) Minejesa Capital BV 5.625 08/10/37 2,405,210
1,040,000 Morgan Stanley 4.000 07/23/25 1,036,633
4,444,000 Morgan Stanley 2.188 04/28/26 4,374,407
11,950,000 Morgan Stanley 3.125 07/27/26 11,737,091
685,000 Morgan Stanley 3.950 04/23/27 678,182
3,000,000 Morgan Stanley 5.449 07/20/29 3,117,295
7,250,000 Morgan Stanley 6.407 11/01/29 7,790,871
15,750,000 Morgan Stanley 5.250 04/21/34 16,266,427
3,625,000 Morgan Stanley 5.424 07/21/34 3,780,351
3,675,000 Morgan Stanley 5.831 04/19/35 3,947,487
5,875,000 Morgan Stanley 5.320 07/19/35 6,100,734
5,000,000 Navient Corp 5.000 03/15/27 4,955,765
2,000,000 Northern Trust Corp 4.600 N/A(f) 1,979,533
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,285,579
5,000,000 OneMain Finance Corp 4.000 09/15/30 4,453,389
2,000,000 OneMain Finance Corp 7.125 11/15/31 2,024,028
350,000 (d) PennyMac Financial Services, Inc 7.875 12/15/29 373,211
2,975,000 (d) Power Finance Corp Ltd 3.950 04/23/30 2,854,989
2,000,000 (d) Rocket Mortgage LLC 4.000 10/15/33 1,786,571

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.8% (continued)
$ 1,375,000 S&P Global, Inc 4.250% 05/01/29 $ 1,382,429
370,000 (d) Shift4 Payments LLC 6.750 08/15/32 386,294
550,000 Springleaf Finance Corp 5.375 11/15/29 528,535
550,000 State Street Corp 3.300 12/16/24 548,105
6,950,000 State Street Corp 6.700 N/A(f) 7,200,110
1,650,000 UBS Group AG. 3.750 03/26/25 1,641,393
8,325,000 (d) UBS Group AG. 2.193 06/05/26 8,171,739
6,450,000 (d) UBS Group AG. 1.305 02/02/27 6,168,393
4,600,000 (d) UBS Group AG. 6.442 08/11/28 4,839,215
7,500,000 (d) UBS Group AG. 5.617 09/13/30 7,836,728
3,500,000 (d) UBS Group AG. 3.179 02/11/43 2,728,468
580,000 Visa, Inc 3.150 12/14/25 573,892
3,400,000 Visa, Inc 2.700 04/15/40 2,674,443
650,000 Voya Financial, Inc 5.700 07/15/43 662,533
TOTAL FINANCIAL SERVICES 301,247,433
FOOD, BEVERAGE & TOBACCO - 1.0%
3,100,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,758,703
6,875,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,902,687
13,560,000 Anheuser-Busch Cos LLC 4.900 02/01/46 13,354,486
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 10,527,285
11,000,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 11,463,863
3,300,000 (d) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,487,021
2,625,000 Campbell Soup Co 5.250 10/13/54 2,607,465
3,250,000 (d) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,881,216
3,000,000 (d) Coca-Cola Icecek AS. 4.500 01/20/29 2,914,559
750,000 Constellation Brands, Inc 4.400 11/15/25 749,099
2,775,000 Constellation Brands, Inc 3.700 12/06/26 2,747,307
1,150,000 Constellation Brands, Inc 3.150 08/01/29 1,091,049
6,540,000 Constellation Brands, Inc 2.875 05/01/30 6,029,154
13,700,000 Constellation Brands, Inc 2.250 08/01/31 11,844,235
2,750,000 Diageo Capital plc 2.125 10/24/24 2,744,883
2,320,000 Diageo Capital plc 1.375 09/29/25 2,252,767
1,875,000 (d) Embotelladora Andina S.A. 3.950 01/21/50 1,455,469
2,000,000 (d) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,814,560
2,200,000 Kraft Heinz Foods Co 4.375 06/01/46 1,947,089
1,500,000 (d) NBM US Holdings, Inc 6.625 08/06/29 1,526,394
9,000,000 Philip Morris International, Inc 5.250 02/13/34 9,346,622
680,000 (d) Post Holdings, Inc 6.250 02/15/32 700,201
2,000,000 (d) Post Holdings, Inc 6.375 03/01/33 2,032,636
5,500,000 (d) Primo Water Holdings, Inc 4.375 04/30/29 5,273,219
2,500,000 (d) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 2,595,973
TOTAL FOOD, BEVERAGE & TOBACCO 111,047,942
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
980,000 Advocate Health & Hospitals Corp 3.008 06/15/50 712,872
285,000 Aetna, Inc 6.625 06/15/36 322,200
2,100,000 Boston Scientific Corp 2.650 06/01/30 1,930,379
1,640,000 Centene Corp 2.450 07/15/28 1,510,317
8,310,000 Centene Corp 3.000 10/15/30 7,439,336
6,250,000 (d) CHS 5.250 05/15/30 5,751,908
2,550,000 Cigna Group 3.200 03/15/40 2,014,408
430,000 (d) Concentra Escrow Issuer Corp 6.875 07/15/32 452,150
495,000 CVS Health Corp 3.875 07/20/25 491,444
8,550,000 CVS Health Corp 4.780 03/25/38 8,067,015
3,635,000 CVS Health Corp 2.700 08/21/40 2,581,205
10,225,000 CVS Health Corp 5.050 03/25/48 9,332,660
1,000,000 (d) DaVita, Inc 4.625 06/01/30 953,295
2,000,000 (d) DaVita, Inc 6.875 09/01/32 2,066,110
9,160,000 Elevance Health, Inc 2.250 05/15/30 8,204,231
2,625,000 Elevance Health, Inc 5.125 02/15/53 2,575,753
2,815,000 HCA, Inc 5.625 09/01/28 2,922,639
5,000,000 HCA, Inc 3.500 09/01/30 4,711,877
9,475,000 HCA, Inc 3.625 03/15/32 8,761,672
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.0% (continued)
$ 4,600,000 HCA, Inc 4.625% 03/15/52 $ 3,992,444
3,500,000 (d) Hologic, Inc 3.250 02/15/29 3,260,593
10,100,000 Humana, Inc 2.150 02/03/32 8,495,198
800,000 Humana, Inc 5.875 03/01/33 849,279
225,000 Tenet Healthcare Corp 4.625 06/15/28 220,827
5,400,000 (e) Tenet Healthcare Corp 6.125 10/01/28 5,443,119
2,500,000 Tenet Healthcare Corp 4.250 06/01/29 2,410,433
3,200,000 Tenet Healthcare Corp 4.375 01/15/30 3,070,184
7,185,000 UnitedHealth Group, Inc 2.300 05/15/31 6,370,629
2,750,000 UnitedHealth Group, Inc 5.150 07/15/34 2,870,145
1,375,000 UnitedHealth Group, Inc 3.750 10/15/47 1,128,548
TOTAL HEALTH CARE EQUIPMENT & SERVICES 108,912,870
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
3,150,000 Church & Dwight Co, Inc 2.300 12/15/31 2,752,463
1,170,000 (d) Coty, Inc 6.625 07/15/30 1,215,673
8,175,000 Haleon US Capital LLC 3.625 03/24/32 7,689,644
8,350,000 Unilever Capital Corp 4.625 08/12/34 8,471,081
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 20,128,861
INSURANCE - 1.4%
2,550,000 (d) Acrisure LLC 4.250 02/15/29 2,408,964
131,000 Aflac, Inc 6.450 08/15/40 147,563
825,000 (d) Alliant Holdings Intermediate LLC 4.250 10/15/27 789,784
4,360,000 (d) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,430,601
2,000,000 (d) Alliant Holdings Intermediate LLC 6.500 10/01/31 2,020,973
6,400,000 (d) Allianz SE 6.350 09/06/53 6,961,555
11,160,000 Aon Corp 2.800 05/15/30 10,273,701
1,450,000 Aon Corp 5.350 02/28/33 1,514,831
1,045,000 (d) Ardonagh Finco Ltd 7.750 02/15/31 1,080,241
1,000,000 Arthur J Gallagher & Co 5.750 03/02/53 1,044,670
4,500,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,306,267
825,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 761,636
9,950,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 6,992,952
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,265,537
8,225,000 (d) Five Corners Funding Trust II 2.850 05/15/30 7,600,537
2,500,000 (d) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,413,512
15,431,000 Hartford Financial Services Group, Inc 2.800 08/19/29 14,388,748
350,000 Hartford Financial Services Group, Inc 4.300 04/15/43 312,889
3,400,000 Hartford Financial Services Group, Inc 2.900 09/15/51 2,296,121
2,755,000 (d) HUB International Ltd 7.250 06/15/30 2,870,380
1,450,000 (d) Liberty Mutual Group, Inc 3.951 10/15/50 1,134,401
600,000 MetLife, Inc 3.000 03/01/25 595,467
525,000 MetLife, Inc 3.600 11/13/25 521,178
1,025,000 MetLife, Inc 5.000 07/15/52 1,014,570
5,870,000 MetLife, Inc 3.850 N/A(f) 5,775,235
3,250,000 (d) Panther Escrow Issuer LLC 7.125 06/01/31 3,408,954
10,175,000 PartnerRe Finance B LLC 4.500 10/01/50 9,410,654
3,500,000 Principal Financial Group, Inc 2.125 06/15/30 3,092,232
2,000,000 Prudential Financial, Inc 3.905 12/07/47 1,662,613
5,500,000 Prudential Financial, Inc 5.125 03/01/52 5,457,802
10,250,000 Prudential Financial, Inc 6.500 03/15/54 10,954,739
9,575,000 Reinsurance Group of America, Inc 5.750 09/15/34 10,086,407
285,000 (d) Ryan Specialty LLC 5.875 08/01/32 289,748
11,300,000 (d) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 11,471,026
3,800,000 Verisk Analytics, Inc 5.250 06/05/34 3,924,980
3,900,000 (b),(d) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 8.102 01/05/27 3,955,770
1,900,000 (b),(d) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 7.102 01/07/28 1,897,720
TOTAL INSURANCE 148,534,958
MATERIALS - 1.1%
4,375,000 Albemarle Corp 4.650 06/01/27 4,394,271
875,000 (d) Alpek SAB de C.V. 4.250 09/18/29 837,342
2,000,000 (d) Alpek SAB de C.V. 3.250 02/25/31 1,772,175
370,000 Amcor Flexibles North America, Inc 3.100 09/15/26 359,614

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.1% (continued)
$ 4,725,000 Amcor Flexibles North America, Inc 2.630% 06/19/30 $ 4,249,637
7,535,000 Amcor Flexibles North America, Inc 2.690 05/25/31 6,654,962
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,166,773
2,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 2,311,378
1,778,000 (d) Antofagasta plc 2.375 10/14/30 1,548,207
1,600,000 (d) Antofagasta plc 5.625 05/13/32 1,645,226
1,150,000 (d) Antofagasta plc 6.250 05/02/34 1,223,761
1,445,000 (d) Arsenal AIC Parent LLC 8.000 10/01/30 1,550,605
400,000 (d) Avient Corp 6.250 11/01/31 410,051
3,570,000 Ball Corp 6.875 03/15/28 3,696,903
1,850,000 Ball Corp 2.875 08/15/30 1,646,527
10,105,000 Berry Global, Inc 1.570 01/15/26 9,723,729
6,100,000 Berry Global, Inc 1.650 01/15/27 5,726,528
2,025,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 1,967,678
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,457,155
1,325,000 (d) Cemex SAB de C.V. 5.450 11/19/29 1,342,671
500,000 (d),(e) Cemex SAB de C.V. 3.875 07/11/31 460,321
1,500,000 Commercial Metals Co 4.125 01/15/30 1,424,236
3,000,000 (d) Corp Nacional del Cobre de Chile 3.000 09/30/29 2,765,679
2,000,000 (d) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,846,291
325,000 (d) Corp Nacional del Cobre de Chile 6.440 01/26/36 353,846
265,000 DowDuPont, Inc 4.493 11/15/25 264,532
800,000 (d) Freeport Indonesia PT 4.763 04/14/27 802,603
1,860,000 (d) Freeport Indonesia PT 5.315 04/14/32 1,891,120
1,500,000 (d) Fresnillo plc 4.250 10/02/50 1,153,521
3,000,000 (d) Inversiones CMPC S.A. 4.375 04/04/27 2,983,213
4,900,000 (d) Inversiones CMPC S.A. 3.000 04/06/31 4,365,313
3,000,000 (d) Kraton Corp 5.000 07/15/27 3,057,703
2,600,000 (d) MEGlobal BV 2.625 04/28/28 2,408,739
2,000,000 (d) Mineral Resources Ltd 8.000 11/01/27 2,054,316
1,325,000 (d) Mineral Resources Ltd 9.250 10/01/28 1,410,845
725,000 (d) Nexa Resources S.A. 6.750 04/09/34 770,254
6,350,000 Nutrien Ltd 2.950 05/13/30 5,905,883
1,920,000 (d) OCI NV 4.625 10/15/25 1,917,398
1,600,000 (d) OCP S.A. 3.750 06/23/31 1,434,000
1,075,000 (d) OCP S.A. 6.750 05/01/34 1,153,711
2,000,000 Olin Corp 5.125 09/15/27 1,988,492
2,000,000 (d) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,893,498
1,750,000 Sasol Financing USA LLC 4.375 09/18/26 1,699,545
500,000 (d) Sasol Financing USA LLC 8.750 05/03/29 528,800
670,000 (d) Sealed Air Corp 6.125 02/01/28 681,217
600,000 (d) Sealed Air Corp 7.250 02/15/31 635,033
1,280,000 (d) Sealed Air Corp 6.500 07/15/32 1,319,892
2,400,000 Suzano Austria GmbH 3.750 01/15/31 2,211,623
5,000,000 Suzano Austria GmbH 3.125 01/15/32 4,345,119
4,070,000 (d) Tronox, Inc 4.625 03/15/29 3,801,896
3,675,000 (d) UltraTech Cement Ltd 2.800 02/16/31 3,238,562
TOTAL MATERIALS 115,452,394
MEDIA & ENTERTAINMENT - 1.2%
4,900,000 (d) CCO Holdings LLC 5.125 05/01/27 4,822,659
2,500,000 (d) CCO Holdings LLC 4.500 08/15/30 2,266,194
5,000,000 (d) CCO Holdings LLC 4.250 02/01/31 4,408,648
6,300,000 (e) Charter Communications Operating LLC 4.400 04/01/33 5,763,681
10,250,000 Charter Communications Operating LLC 6.550 06/01/34 10,661,773
10,650,000 Charter Communications Operating LLC 4.800 03/01/50 8,153,335
3,700,000 Comcast Corp 4.150 10/15/28 3,705,765
4,525,000 Comcast Corp 3.200 07/15/36 3,884,352
1,000,000 Comcast Corp 3.900 03/01/38 902,595
23,358,000 Comcast Corp 2.887 11/01/51 15,695,831
10,186,000 Comcast Corp 2.937 11/01/56 6,657,099
4,100,000 (d),(e) CSC Holdings LLC 5.500 04/15/27 3,605,754
985,000 (d) DIRECTV Holdings LLC 5.875 08/15/27 967,105
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.2% (continued)
$ 2,000,000 (d) DISH Network Corp 11.750% 11/15/27 $ 2,099,061
3,570,000 (d) Gray Television, Inc 10.500 07/15/29 3,728,733
2,985,000 Grupo Televisa SAB 6.625 01/15/40 2,959,086
650,000 Lamar Media Corp 3.750 02/15/28 623,508
2,000,000 Lamar Media Corp 4.875 01/15/29 1,975,707
1,000,000 Lamar Media Corp 4.000 02/15/30 942,035
1,675,000 Lamar Media Corp 3.625 01/15/31 1,530,862
1,275,000 (d),(e) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,033,167
1,145,000 (d) McGraw-Hill Education, Inc 7.375 09/01/31 1,188,021
825,000 (d) News Corp 3.875 05/15/29 780,303
2,725,000 (d) Sirius XM Radio, Inc 4.000 07/15/28 2,570,886
1,575,000 (d) Sirius XM Radio, Inc 4.125 07/01/30 1,428,332
500,000 (d) Sirius XM Radio, Inc 3.875 09/01/31 435,635
3,000,000 (d) Sunrise FinCo I BV 4.875 07/15/31 2,838,540
250,000 Time Warner Cable LLC 5.875 11/15/40 226,708
1,275,000 (d) Univision Communications, Inc 4.500 05/01/29 1,138,987
2,000,000 (d) VZ Secured Financing BV 5.000 01/15/32 1,840,487
15,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 14,504,215
800,000 Warnermedia Holdings, Inc 4.054 03/15/29 757,868
16,925,000 Warnermedia Holdings, Inc 5.141 03/15/52 13,053,823
2,325,000 (e) Weibo Corp 3.375 07/08/30 2,134,659
1,413,000 (d) Ziff Davis, Inc 4.625 10/15/30 1,327,140
TOTAL MEDIA & ENTERTAINMENT 130,612,554
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
3,750,000 AbbVie, Inc 3.200 11/21/29 3,586,133
9,900,000 AbbVie, Inc 5.050 03/15/34 10,340,739
6,875,000 AbbVie, Inc 4.050 11/21/39 6,350,533
5,825,000 AbbVie, Inc 5.400 03/15/54 6,176,580
18,025,000 Amgen, Inc 5.250 03/02/33 18,765,384
17,650,000 Amgen, Inc 5.650 03/02/53 18,566,545
450,000 AstraZeneca Finance LLC 2.250 05/28/31 399,017
1,500,000 (d) Avantor Funding, Inc 4.625 07/15/28 1,466,089
2,040,000 (d) Avantor Funding, Inc 3.875 11/01/29 1,930,185
1,065,000 Danaher Corp 2.800 12/10/51 730,101
3,775,000 Eli Lilly & Co 5.000 02/09/54 3,837,926
17,900,000 Gilead Sciences, Inc 5.250 10/15/33 18,879,279
635,000 Gilead Sciences, Inc 4.000 09/01/36 596,978
1,500,000 Gilead Sciences, Inc 2.600 10/01/40 1,122,679
4,400,000 (e) Gilead Sciences, Inc 5.550 10/15/53 4,723,148
1,250,000 Johnson & Johnson 3.400 01/15/38 1,122,081
2,500,000 (d) Organon Finance  LLC 4.125 04/30/28 2,403,969
5,650,000 (d),(e) Organon Finance  LLC 5.125 04/30/31 5,322,986
25,375,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 26,249,010
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 3,364,224
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 135,933,586
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,295,960
1,475,000 (e) Kennedy-Wilson, Inc 5.000 03/01/31 1,324,161
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,620,121
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
11,250,000 (d) Broadcom, Inc 3.469 04/15/34 10,130,579
4,850,000 Broadcom, Inc 4.800 10/15/34 4,845,973
15,542,000 (d) Broadcom, Inc 4.926 05/15/37 15,528,552
260,000 Intel Corp 3.150 05/11/27 251,322
1,150,000 Intel Corp 3.734 12/08/47 846,633
4,735,000 NVIDIA Corp 2.000 06/15/31 4,185,503
1,650,000 (d) NXP BV 2.700 05/01/25 1,627,253
2,650,000 NXP BV 3.875 06/18/26 2,627,821
1,975,000 NXP BV 4.400 06/01/27 1,980,564
1,200,000 NXP BV 3.400 05/01/30 1,133,563
4,575,000 NXP BV 3.125 02/15/42 3,432,233
4,300,000 (d) SK Hynix, Inc 1.500 01/19/26 4,130,449

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,100,000 Texas Instruments, Inc 4.150% 05/15/48 $ 980,600
3,000,000 (d) TSMC Global Ltd 0.750 09/28/25 2,886,795
2,000,000 (d) TSMC Global Ltd 1.000 09/28/27 1,823,701
3,000,000 (d) TSMC Global Ltd 1.750 04/23/28 2,755,109
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,166,650
SOFTWARE & SERVICES - 0.8%
11,405,000 Adobe, Inc 2.300 02/01/30 10,479,765
3,000,000 (d) Ahead DB Holdings LLC 6.625 05/01/28 2,902,887
265,000 (d) CA Magnum Holdings 5.375 10/31/26 261,023
2,270,000 (d) Gen Digital, Inc 6.750 09/30/27 2,332,367
19,000,000 Microsoft Corp 2.400 08/08/26 18,526,497
2,675,000 Microsoft Corp 3.400 09/15/26 2,655,181
1,850,000 Microsoft Corp 1.350 09/15/30 1,610,568
1,911,000 Microsoft Corp 2.525 06/01/50 1,311,769
455,000 (d) Open Text Corp 6.900 12/01/27 479,919
2,830,000 (d) Open Text Corp 3.875 12/01/29 2,630,742
550,000 (d) Open Text Holdings, Inc 4.125 02/15/30 516,263
12,750,000 Oracle Corp 4.900 02/06/33 12,986,044
12,000,000 Oracle Corp 5.375 09/27/54 11,992,671
3,100,000 Roper Technologies, Inc 1.400 09/15/27 2,871,281
13,155,000 Roper Technologies, Inc 2.000 06/30/30 11,556,568
5,800,000 Salesforce, Inc 2.700 07/15/41 4,386,250
TOTAL SOFTWARE & SERVICES 87,499,795
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
3,450,000 Amphenol Corp 2.800 02/15/30 3,191,679
8,575,000 Apple, Inc 2.450 08/04/26 8,367,720
21,975,000 Apple, Inc 2.050 09/11/26 21,266,136
1,100,000 Apple, Inc 4.650 02/23/46 1,091,990
1,590,000 Apple, Inc 2.650 02/08/51 1,093,353
5,625,000 (d) Imola Merger Corp 4.750 05/15/29 5,488,740
4,700,000 (d) Lenovo Group Ltd 3.421 11/02/30 4,373,455
975,000 (d) Sensata Technologies BV 4.000 04/15/29 929,445
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 45,802,518
TELECOMMUNICATION SERVICES - 2.1%
12,477,000 AT&T, Inc 2.550 12/01/33 10,516,707
2,300,000 AT&T, Inc 4.500 05/15/35 2,239,679
50,475,000 AT&T, Inc 3.550 09/15/55 36,919,161
12,174,000 AT&T, Inc 3.800 12/01/57 9,217,353
2,000,000 (d) Bharti Airtel Ltd 4.375 06/10/25 1,993,608
2,750,000 (d) Bharti Airtel Ltd 3.250 06/03/31 2,512,298
2,500,000 (d) C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,491,309
1,225,000 (d) CT Trust 5.125 02/03/32 1,123,142
3,850,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 3,294,601
2,500,000 (d) Frontier Communications Holdings LLC 5.875 10/15/27 2,510,168
1,925,000 (d) Iliad Holding SASU 6.500 10/15/26 1,945,984
892,000 (d) Iliad Holding SASU 7.000 10/15/28 907,447
865,000 (d) Iliad Holding SASU 8.500 04/15/31 930,399
5,000,000 (d) Level 3 Financing, Inc 10.500 05/15/30 5,381,250
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,642,950
1,675,000 (d) Millicom International Cellular S.A. 4.500 04/27/31 1,510,163
2,750,000 (d),(e) Millicom International Cellular S.A. 7.375 04/02/32 2,825,640
5,500,000 (d) MTN Mauritius Investment Ltd 6.500 10/13/26 5,582,429
500,000 Orange S.A. 5.375 01/13/42 506,555
220,000 (a),(d) Sable International Finance Ltd 7.125 10/15/32 220,825
5,075,000 (d) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 4,927,172
1,575,000 (d) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,440,622
5,000,000 Telefonica Emisiones S.A. 5.213 03/08/47 4,742,989
2,990,000 Telefonica Emisiones S.A. 4.895 03/06/48 2,718,026
3,000,000 (d) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,481,593
800,000 T-Mobile USA, Inc 2.250 02/15/26 777,813
23,850,000 T-Mobile USA, Inc 2.625 02/15/29 22,216,318
23,910,000 T-Mobile USA, Inc 3.875 04/15/30 23,251,773
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.1% (continued)
$ 10,800,000 T-Mobile USA, Inc 5.050% 07/15/33 $ 11,069,924
1,275,000 T-Mobile USA, Inc 3.000 02/15/41 979,196
4,545,000 T-Mobile USA, Inc 3.300 02/15/51 3,299,427
1,850,000 (d) Turk Telekomunikasyon AS. 7.375 05/20/29 1,895,738
15,000,000 Verizon Communications, Inc 1.750 01/20/31 12,796,306
32,800,000 Verizon Communications, Inc 2.550 03/21/31 29,287,676
4,568,000 Verizon Communications, Inc 2.355 03/15/32 3,935,520
2,415,000 (d) Vmed O2 UK Financing I plc 4.750 07/15/31 2,149,416
5,800,000 Vodafone Group plc 4.250 09/17/50 4,839,213
300,000 (a),(d) Windstream Escrow LLC 8.250 10/01/31 304,990
TOTAL TELECOMMUNICATION SERVICES 227,385,380
TRANSPORTATION - 0.5%
1,000,000 (d) Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 955,735
800,000 (d) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 772,592
2,300,000 (d) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,957,398
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,170,005
5,000,000 (d) Brightline East LLC 11.000 01/31/30 4,250,234
3,750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 2,702,129
6,375,000 Canadian Pacific Railway Co 2.050 03/05/30 5,705,801
2,950,000 Canadian Pacific Railway Co 3.100 12/02/51 2,105,873
1,000,000 CSX Corp 2.600 11/01/26 972,509
700,000 CSX Corp 3.800 03/01/28 694,937
1,500,000 (d) DP World Ltd 5.625 09/25/48 1,499,640
850,000 (d) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 547,920
2,300,000 (d) ENA Master Trust 4.000 05/19/48 1,742,480
1,110,000 (d) Genesee & Wyoming, Inc 6.250 04/15/32 1,141,468
4,000,000 (d) Mexico City Airport Trust 5.500 07/31/47 3,455,552
2,260,000 (d) Misc Capital Two Labuan Ltd 3.750 04/06/27 2,221,331
3,000,000 (d) Rumo Luxembourg Sarl 5.250 01/10/28 2,980,047
3,000,000 Southwest Airlines Co 5.125 06/15/27 3,055,304
3,000,000 (d) Transnet SOC Ltd 8.250 02/06/28 3,109,740
7,200,000 Union Pacific Corp 2.891 04/06/36 6,195,078
1,175,000 Union Pacific Corp 3.839 03/20/60 938,815
2,000,000 (e) United Parcel Service, Inc 5.500 05/22/54 2,133,203
3,940,000 (d) XPO, Inc 6.250 06/01/28 4,029,611
TOTAL TRANSPORTATION 54,337,402
UTILITIES - 3.1%
1,491,125 (d) Adani Transmission Ltd 4.250 05/21/36 1,307,024
1,000,000 AEP Transmission Co LLC 3.100 12/01/26 977,731
1,000,000 AEP Transmission Co LLC 4.000 12/01/46 856,093
1,740,000 AEP Transmission Co LLC 3.750 12/01/47 1,409,542
3,080,000 AEP Transmission Co LLC 2.750 08/15/51 2,033,609
2,925,000 AEP Transmission Co LLC 5.400 03/15/53 3,030,361
725,000 Alabama Power Co 4.150 08/15/44 634,017
3,000,000 Alabama Power Co 3.450 10/01/49 2,308,094
10,350,000 Alabama Power Co 3.125 07/15/51 7,365,504
4,756,989 (d) Alfa Desarrollo S.p.A 4.550 09/27/51 3,758,557
3,250,000 Ameren Corp 1.750 03/15/28 2,988,066
14,500,000 Ameren Illinois Co 4.950 06/01/33 14,916,948
1,650,000 American Water Capital Corp 3.000 12/01/26 1,608,531
3,075,000 American Water Capital Corp 2.800 05/01/30 2,853,179
10,000,000 American Water Capital Corp 2.300 06/01/31 8,778,764
1,400,000 American Water Capital Corp 4.000 12/01/46 1,198,966
1,425,000 American Water Capital Corp 3.750 09/01/47 1,161,677
675,000 American Water Capital Corp 3.450 05/01/50 517,291
760,000 American Water Capital Corp 3.250 06/01/51 557,834
2,990,000 Atmos Energy Corp 1.500 01/15/31 2,532,676
375,000 Atmos Energy Corp 4.125 10/15/44 331,375
10,075,000 (a) Atmos Energy Corp 5.000 12/15/54 9,840,399
2,050,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,661,016
4,950,000 Berkshire Hathaway Energy Co 3.250 04/15/28 4,820,220
7,137,000 Berkshire Hathaway Energy Co 1.650 05/15/31 6,035,948

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 850,000 Black Hills Corp 3.150% 01/15/27 $ 826,896
760,000 Black Hills Corp 3.875 10/15/49 592,613
1,200,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 1,081,253
1,125,000 CMS Energy Corp 3.600 11/15/25 1,109,851
2,125,000 (d) Colbun S.A. 3.150 01/19/32 1,873,297
850,000 (d) Comision Federal de Electricidad 5.700 01/24/30 851,870
3,000,000 (d) Comision Federal de Electricidad 3.348 02/09/31 2,592,763
9,470,000 Commonwealth Edison Co 3.000 03/01/50 6,616,849
6,250,000 Commonwealth Edison Co 2.750 09/01/51 4,124,489
10,250,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 11,100,734
817,000 Consumers Energy Co 2.650 08/15/52 545,325
8,000,000 Consumers Energy Co 4.200 09/01/52 7,038,807
1,500,000 (d) Continuum Green Energy India Pvt 7.500 06/26/33 1,575,000
6,300,000 Dominion Energy, Inc 3.300 04/15/41 4,878,514
3,100,000 Dominion Energy, Inc 7.000 06/01/54 3,384,664
12,000,000 Dominion Energy, Inc 4.350 N/A(f) 11,687,402
1,500,000 DTE Electric Co 3.650 03/01/52 1,195,348
3,875,000 DTE Electric Co 5.400 04/01/53 4,068,753
7,000,000 Duke Energy Carolinas LLC 5.400 01/15/54 7,282,558
14,570,000 Duke Energy Corp 3.300 06/15/41 11,475,545
3,125,000 Duke Energy Corp 3.750 09/01/46 2,482,647
5,310,000 Duke Energy Progress LLC 2.500 08/15/50 3,362,314
2,100,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 2,092,619
1,300,000 (d) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,260,050
1,500,000 (d) Empresa de Transmision Electrica S.A. 5.125 05/02/49 1,178,142
2,390,000 (d) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,181,409
1,800,000 (d) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,550,734
1,310,000 (d) Engie Energia Chile S.A. 6.375 04/17/34 1,395,984
1,000,000 Entergy Arkansas LLC 2.650 06/15/51 639,787
3,000,000 Entergy Corp 0.900 09/15/25 2,898,617
7,350,000 Enterprise Products Operating LLC 3.700 01/31/51 5,719,701
900,000 (d) Eskom Holdings SOC Ltd 8.450 08/10/28 953,002
3,000,000 Eversource Energy 3.450 01/15/50 2,236,677
2,455,000 (d) Ferrellgas LP 5.375 04/01/26 2,449,296
3,225,000 (d) Ferrellgas LP 5.875 04/01/29 3,017,922
2,250,000 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 2,346,075
10,450,000 Florida Power & Light Co 4.800 05/15/33 10,696,953
2,700,000 Florida Power & Light Co 3.990 03/01/49 2,304,001
2,000,000 Georgia Power Co 4.650 05/16/28 2,036,252
2,000,000 Georgia Power Co 4.950 05/17/33 2,055,981
1,150,000 Indiana Michigan Power Co 3.750 07/01/47 913,620
2,865,000 Indiana Michigan Power Co 3.250 05/01/51 2,051,165
6,000,000 (d) Israel Electric Corp Ltd 4.250 08/14/28 5,755,444
2,000,000 (d) Kallpa Generacion SA 4.125 08/16/27 1,966,069
2,600,000 (d) Korea Southern Power Co Ltd 0.750 01/27/26 2,479,635
7,275,000 MidAmerican Energy Co 3.650 04/15/29 7,146,985
2,175,000 MidAmerican Energy Co 3.650 08/01/48 1,748,387
1,650,000 Nevada Power Co 2.400 05/01/30 1,495,435
2,000,000 (d) Niagara Energy SAC 5.746 10/03/34 2,009,731
15,720,000 NiSource, Inc 1.700 02/15/31 13,271,195
2,845,000 (d) NRG Energy, Inc 2.450 12/02/27 2,665,414
1,250,000 NRG Energy, Inc 5.750 01/15/28 1,259,300
2,000,000 NSTAR Electric Co 3.200 05/15/27 1,955,008
850,000 NSTAR Electric Co 3.950 04/01/30 841,448
2,175,000 Ohio Power Co 4.150 04/01/48 1,816,246
2,175,000 Ohio Power Co 4.000 06/01/49 1,782,057
150,000 Oncor Electric Delivery Co LLC 7.250 01/15/33 176,701
2,940,000 PacifiCorp 2.700 09/15/30 2,667,669
350,000 (d) Pattern Energy Operations LP 4.500 08/15/28 338,586
1,375,000 PECO Energy Co 3.000 09/15/49 974,678
1,000,000 PECO Energy Co 2.800 06/15/50 679,556
1,400,000 (d) Perusahaan Listrik Negara PT 3.875 07/17/29 1,353,131
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 2,500,000 (d) Perusahaan Listrik Negara PT 3.375% 02/05/30 $ 2,337,549
135,000 Potomac Electric Power Co 7.900 12/15/38 177,141
5,440,000 Public Service Co of Colorado 3.200 03/01/50 3,890,315
2,825,000 Public Service Electric and Gas Co 4.900 12/15/32 2,922,881
3,925,000 Public Service Electric and Gas Co 3.150 01/01/50 2,895,148
5,000,000 Public Service Electric and Gas Co 5.450 03/01/54 5,308,440
4,000,000 Sempra 4.875 N/A(f) 3,957,066
5,000,000 Southern Co 4.850 03/15/35 5,040,303
2,075,000 Southern Co Gas Capital Corp 3.875 11/15/25 2,058,296
1,250,000 Southern Co Gas Capital Corp 4.400 06/01/43 1,119,017
3,175,000 Southern Co Gas Capital Corp 3.950 10/01/46 2,616,247
4,900,000 Southwestern Public Service Co 3.400 08/15/46 3,627,998
550,000 (d) Superior Plus LP 4.500 03/15/29 521,480
2,815,000 (d) Talen Energy Supply LLC 8.625 06/01/30 3,067,849
4,000,000 (d) TerraForm Power Operating LLC 4.750 01/15/30 3,828,152
1,465,009 (d) UEP Penonome II S.A. 6.500 10/01/38 1,269,413
4,600,000 Union Electric Co 5.450 03/15/53 4,801,645
2,250,000 Union Electric Co 5.125 03/15/55 2,242,759
1,025,000 Virginia Electric and Power Co 2.950 11/15/26 1,002,139
2,850,000 Virginia Electric and Power Co 5.700 08/15/53 3,048,106
775,000 Virginia Electric and Power Co 5.550 08/15/54 814,589
5,000,000 Wisconsin Power and Light Co 4.950 04/01/33 5,104,726
1,000,000 Wisconsin Power and Light Co 4.100 10/15/44 843,611
470,000 Xcel Energy, Inc 4.800 09/15/41 432,404
TOTAL UTILITIES 338,518,850
TOTAL CORPORATE BONDS
(Cost $3,841,462,865) 3,696,710,800
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 47.4%
AGENCY SECURITIES - 0.1%
2,518,982 Canal Barge Co, Inc 4.500 11/12/34 2,511,524
4,000,000 United States International Development Finance Corp 3.520 09/20/32 3,916,424
TOTAL AGENCY SECURITIES 6,427,948
FOREIGN GOVERNMENT BONDS - 2.0%
3,125,000 (d) Angolan Government International Bond 8.750 04/14/32 2,802,212
INR 140,000,000 Asian Development Bank 6.200 10/06/26 1,663,008
950,000 (d) Bank Gospodarstwa Krajowego 6.250 10/31/28 1,018,827
3,305,000 (d) Bank Gospodarstwa Krajowego 5.375 05/22/33 3,392,880
3,415,000 (d) Banque Ouest Africaine de Developpement 4.700 10/22/31 3,081,696
EUR 2,100,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,940,780
628,900 (d) Barbados Government International Bond 6.500 10/01/29 602,172
BRL 6,100,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 1,038,608
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,728,281
3,275,000 Brazilian Government International Bond 4.750 01/14/50 2,502,247
1,500,000 Brazilian Government International Bond 7.125 05/13/54 1,551,925
5,950,000 Chile Government International Bond 2.550 01/27/32 5,250,892
1,900,000 Chile Government International Bond 3.500 01/31/34 1,745,681
990,000 Chile Government International Bond 3.100 05/07/41 771,863
2,525,000 Colombia Government International Bond 3.250 04/22/32 2,034,303
1,425,000 Colombia Government International Bond 7.500 02/02/34 1,477,773
1,350,000 Colombia Government International Bond 8.000 11/14/35 1,438,862
1,300,000 Colombia Government International Bond 5.000 06/15/45 956,538
3,460,000 (d) Costa Rica Government International Bond 5.625 04/30/43 3,236,249
1,295,000 (d) Dominican Republic Government International Bond 5.500 02/22/29 1,301,353
DOP 54,000,000 (d) Dominican Republic Government International Bond 12.000 03/05/32 994,365
3,850,000 (d) Dominican Republic Government International Bond 5.875 01/30/60 3,603,946
2,040,000 (d) Dominican Republic International Bond 5.300 01/21/41 1,874,188
857,325 (d) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 622,510
956,102 (d) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 542,025
1,150,000 (d) Egypt Government International Bond 7.600 03/01/29 1,108,330
1,500,000 (d) Egypt Government International Bond 7.053 01/15/32 1,298,271

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,050,000 (d) Egypt Government International Bond 8.500% 01/31/47 $ 846,405
1,875,000 (d) Egypt Government International Bond 8.875 05/29/50 1,548,797
395,000 European Investment Bank 4.875 02/15/36 427,411
4,400,000 (d) Export-Import Bank of India 3.875 02/01/28 4,321,847
1,900,000 (d) Export-Import Bank of India 2.250 01/13/31 1,651,602
2,200,000 Export-Import Bank of Korea 0.750 09/21/25 2,126,289
3,200,000 Export-Import Bank of Korea 1.250 09/21/30 2,716,304
950,000 (d) Ghana Government International Bond 8.125 03/26/32 503,301
1,500,000 (d) Ghana Government International Bond 8.627 06/16/49 783,420
525,000 (d) Guatemala Government Bond 3.700 10/07/33 449,893
500,000 (d) Guatemala Government Bond 6.125 06/01/50 477,688
1,350,000 (d) Honduras Government International Bond 6.250 01/19/27 1,303,938
1,100,000 (d) Honduras Government International Bond 5.625 06/24/30 972,950
710,000 (d) Hungary Government International Bond 6.125 05/22/28 740,175
875,000 (d) Hungary Government International Bond 5.250 06/16/29 887,451
575,000 (d) Hungary Government International Bond 2.125 09/22/31 476,549
1,950,000 (d) Hungary Government International Bond 5.500 03/26/36 1,963,671
500,000 Indonesia Government International Bond 3.550 03/31/32 470,509
975,000 Indonesia Government International Bond 4.750 09/10/34 983,624
IDR 28,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,909,918
1,019,375 (d) Iraq Government International Bond 5.800 01/15/28 987,997
1,750,000 Israel Government International Bond 5.375 03/12/29 1,778,228
EUR 125,000 (d) Ivory Coast Government International Bond 4.875 01/30/32 122,783
770,000 (d) Ivory Coast Government International Bond 6.125 06/15/33 724,758
3,825,000 (d) Ivory Coast Government International Bond 8.250 01/30/37 3,934,808
887,154 (d) Ivory Coast Government International Bond (Step Bond) 5.750 12/31/32 847,502
710,000 Jamaica Government International Bond 6.750 04/28/28 748,979
3,050,000 Jamaica Government International Bond 7.875 07/28/45 3,768,658
1,000,000 (d) Jordan Government International Bond 7.500 01/13/29 1,015,560
2,060,000 (d) Jordan Government International Bond 5.850 07/07/30 1,941,558
1,375,000 (d) Kenya Government International Bond 7.000 05/22/27 1,349,455
1,000,000 (d) Kenya Government International Bond 8.000 05/22/32 929,505
2,000,000 (d) Kommunalbanken AS. 1.125 06/14/30 1,732,882
3,175,000 (d) Korea Electric Power Corp 1.125 06/15/25 3,100,431
3,000,000 (d) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,861,091
445,000 (d) Magyar Export-Import Bank Zrt 6.125 12/04/27 457,264
MYR 7,600,000 Malaysia Government Bond 3.828 07/05/34 1,857,673
MXN 27,200,000 Mexican Bonos 5.750 03/05/26 1,310,739
MXN 24,500,000 Mexican Bonos 8.500 11/18/38 1,144,843
825,000 Mexico Government International Bond 5.400 02/09/28 842,449
900,000 Mexico Government International Bond 3.250 04/16/30 825,239
1,800,000 Mexico Government International Bond 3.500 02/12/34 1,531,395
3,424,000 Mexico Government International Bond 6.050 01/11/40 3,458,535
5,850,000 Mexico Government International Bond 4.280 08/14/41 4,773,268
2,025,000 Mexico Government International Bond 4.750 03/08/44 1,712,702
3,000,000 Mexico Government International Bond 6.400 05/07/54 3,001,113
1,710,000 (d) Mongolia Government International Bond 4.450 07/07/31 1,515,926
2,825,000 (d) Morocco Government International Bond 5.500 12/11/42 2,680,038
525,000 (d) Morocco Government International Bond 4.000 12/15/50 387,240
2,500,000 (d) Namibia Government International Bond 5.250 10/29/25 2,474,993
1,025,000 (d) Nigeria Government International Bond 8.375 03/24/29 992,411
345,000 (d) Nigeria Government International Bond 7.875 02/16/32 310,413
2,325,000 (d) Nigeria Government International Bond 7.375 09/28/33 1,975,878
2,090,000 (d) Oman Government International Bond 6.000 08/01/29 2,189,275
1,500,000 (d) Oman Government International Bond 6.250 01/25/31 1,600,518
3,125,000 (d) OPEC Fund for International Development 4.500 01/26/26 3,134,060
2,475,000 Oriental Republic of Uruguay 5.250 09/10/60 2,475,607
2,645,000 Panama Bonos del Tesoro 3.362 06/30/31 2,159,933
4,125,000 Panama Government International Bond 6.700 01/26/36 4,293,523
1,500,000 Panama Government International Bond 4.500 04/01/56 1,077,513
475,000 (d) Paraguay Government International Bond 4.700 03/27/27 473,575
2,200,000 (d) Paraguay Government International Bond 6.100 08/11/44 2,255,481
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,800,000 (d) Paraguay Government International Bond 5.400% 03/30/50 $ 2,608,402
1,200,000 (d) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,214,361
1,315,000 Peruvian Government International Bond 3.000 01/15/34 1,126,517
1,965,000 Peruvian Government International Bond 5.875 08/08/54 2,059,716
975,000 Philippine Government International Bond 4.750 03/05/35 984,746
1,320,000 Philippine Government International Bond 4.200 03/29/47 1,179,684
620,000 Province of Quebec Canada 7.500 09/15/29 720,259
1,125,000 (d) Republic of Azerbaijan International Bond 3.500 09/01/32 1,010,063
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,837,500
1,000,000 (d) Republic of Kenya Government International Bond 9.750 02/16/31 1,010,700
1,490,000 (d) Republic of Kenya Government International Bond 6.300 01/23/34 1,218,573
PLN 6,600,000 Republic of Poland Government International Bond 6.000 10/25/33 1,813,376
2,000,000 Republic of Poland Government International Bond 5.125 09/18/34 2,055,220
2,098,000 Republic of Poland Government International Bond 5.500 04/04/53 2,146,397
2,000,000 Republic of South Africa Government International Bond 5.875 09/16/25 2,015,088
ZAR 23,400,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,134,373
2,895,000 Republic of South Africa Government International Bond 5.375 07/24/44 2,407,554
1,475,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,466,121
UZS 7,970,000,000 (d) Republic of Uzbekistan International Bond 16.625 05/29/27 603,354
1,490,000 (d) Republic of Uzbekistan International Bond 7.850 10/12/28 1,574,744
1,960,000 (d) Republic of Uzbekistan International Bond 5.375 02/20/29 1,896,300
1,700,000 (d) Republic of Uzbekistan International Bond 3.700 11/25/30 1,465,213
950,000 (d) Republic of Uzbekistan International Bond 6.900 02/28/32 957,382
RON 3,900,000 Romania Government Bond 8.750 10/30/28 945,226
1,180,000 (d),(h) Romanian Government International Bond 5.875 01/30/29 1,208,535
2,000,000 (d) Romanian Government International Bond 3.000 02/14/31 1,744,368
726,000 (d) Romanian Government International Bond 5.750 03/24/35 721,281
1,425,000 (d) Romanian Government International Bond 4.000 02/14/51 1,037,828
3,825,000 (d) Rwanda International Government Bond 5.500 08/09/31 3,162,778
2,800,000 (d) Saudi Government International Bond 4.500 04/17/30 2,815,319
1,650,000 (d) Saudi Government International Bond 5.000 01/16/34 1,689,567
2,810,000 (d) Saudi Government International Bond 3.750 01/21/55 2,076,239
1,700,000 (d) Senegal Government International Bond 6.250 05/23/33 1,463,913
1,825,000 (d) Serbia Government International Bond 2.125 12/01/30 1,530,827
1,810,000 (d) Serbia Government International Bond 6.500 09/26/33 1,936,770
1,525,000 (d) Serbia International Bond 6.000 06/12/34 1,568,821
1,110,000 State of Israel 3.800 05/13/60 771,753
1,750,000 Turkey Government International Bond 6.000 01/14/41 1,540,000
2,125,000 Turkiye Government International Bond 7.625 05/15/34 2,255,184
2,100,000 (a) Turkiye Government International Bond 6.500 01/03/35 2,059,050
33,169 (d) Ukraine Government International Bond 0.000 02/01/30 14,429
123,947 (d) Ukraine Government International Bond 0.000 02/01/34 41,956
303,607 (d) Ukraine Government International Bond 1.750 02/01/34 134,498
104,744 (d) Ukraine Government International Bond 0.000 02/01/35 45,616
151,803 (d) Ukraine Government International Bond 1.750 02/01/35 65,427
87,287 (d) Ukraine Government International Bond 0.000 02/01/36 37,599
151,803 (d) Ukraine Government International Bond 1.750 02/01/36 64,698
1,163,970 (d) Zambia Government International Bond 5.750 06/30/33 1,025,748
556,713 (d) Zambia Government International Bond 0.500 12/31/53 273,550
TOTAL FOREIGN GOVERNMENT BONDS 218,633,949
MORTGAGE BACKED - 24.5%
4,335,000 (b),(d) Angel Oak Mortgage Trust 2.837 11/25/66 3,173,564
4,719,170 (b),(d) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 4,085,436
70,762,958 (b),(d) Citigroup Mortgage Loan Trust 0.155 02/25/52 612,241
7,929,752 (b),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 113,547
1,400,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.500%) 9.780 01/25/42 1,481,786
13,155,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.380 03/25/42 13,718,810
20,185,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9.913 06/25/42 21,846,189
3,585,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 8.630 01/25/43 3,784,344
2,750,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.813 05/25/43 2,943,238
1,475,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 10.613 05/25/43 1,628,543
3,395,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.363 06/25/43 3,565,318

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 860,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 12.113% 06/25/43 $ 959,045
4,015,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 4,257,364
1,275,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 11.180 07/25/43 1,398,775
5,510,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.830 10/25/43 5,785,447
2,067,877 (b) Fannie Mae REMICS, (SOFR30A + 5.836%) 0.555 09/25/43 306,323
2,790,603 Fannie Mae REMICS 3.000 07/25/45 2,547,975
5,522,884 Fannie Mae REMICS 3.500 02/25/48 4,994,753
4,023,746 Fannie Mae REMICS 4.000 07/25/48 3,851,351
6,153,759 Fannie Mae REMICS 2.000 08/25/50 805,019
8,498,447 Fannie Mae REMICS 2.000 10/25/50 5,974,704
17,038,747 Fannie Mae REMICS 2.500 11/25/50 2,427,316
8,659,634 Fannie Mae REMICS 3.000 12/25/50 1,504,390
5,897,706 Fannie Mae REMICS 3.000 02/25/51 993,766
9,667,813 Fannie Mae REMICS 2.500 11/25/51 1,188,745
13,648,930 Fannie Mae REMICS 3.500 04/25/52 11,023,945
3,268,360 Fannie Mae REMICS 4.000 05/25/52 2,750,131
8,704,652 Fannie Mae REMICS 4.500 07/25/52 8,631,431
4,959,947 Fannie Mae REMICS 4.500 08/25/52 4,415,091
3,743,866 Fannie Mae REMICS 4.000 09/25/52 3,302,106
4,444,822 Fannie Mae REMICS 4.000 09/25/52 4,108,069
3,610,167 Fannie Mae REMICS 4.500 10/25/52 3,452,155
4,118,873 Fannie Mae REMICS 4.500 10/25/52 4,057,843
6,672,994 Fannie Mae REMICS 5.500 11/25/52 6,828,401
5,156,998 Federal Home Loan Mortgage Corp (FHLMC) 3.000 09/01/51 4,730,514
8,839,148 FHLMC 2.500 11/01/51 7,658,689
21,125,836 FHLMC 3.000 11/01/51 19,343,503
3,867,072 FHLMC 3.000 11/01/51 3,526,995
1,998,942 FHLMC 3.000 11/01/51 1,835,867
3,122,109 FHLMC 3.000 11/01/51 2,860,443
6,177,175 FHLMC 3.000 02/01/52 5,556,263
8,369,545 FHLMC 3.000 03/01/52 7,525,185
11,838,514 FHLMC 2.500 04/01/52 10,313,215
5,487,617 FHLMC 3.000 04/01/52 4,994,337
11,750,306 FHLMC 4.000 04/01/52 11,302,310
3,297,233 FHLMC 3.000 06/01/52 2,978,481
13,476,838 FHLMC 3.000 06/01/52 12,114,778
856,421 FHLMC 3.500 06/01/52 800,821
22,782,020 FHLMC 4.500 06/01/52 22,423,130
34,651,750 FHLMC 4.500 07/01/52 34,075,329
22,673,538 FHLMC 4.500 07/01/52 22,316,357
1,420,110 FHLMC 3.000 10/01/52 1,276,066
4,794,294 FHLMC 3.500 12/01/52 4,464,871
29,990,588 FHLMC 5.500 08/01/53 30,369,915
180 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 181
5,056 FGLMC 8.000 09/01/31 5,216
50,284 FGLMC 7.000 12/01/31 52,245
26,899 FGLMC 4.500 07/01/33 27,135
185,135 FGLMC 7.000 12/01/33 194,006
64,735 FGLMC 4.500 04/01/35 65,328
49,375 FGLMC 7.000 05/01/35 51,902
1,099,948 FGLMC 5.000 06/01/36 1,129,777
46,028 FGLMC 5.000 07/01/39 47,470
989,077 FGLMC 5.000 08/01/44 1,020,011
55,909 FGLMC 4.500 11/01/44 56,066
101,313 FGLMC 4.500 11/01/44 101,599
53,500 FGLMC 4.500 12/01/44 53,651
52,043 FGLMC 4.500 12/01/44 51,704
478,394 FGLMC 3.500 04/01/45 457,391
9,677,437 FGLMC 3.500 08/01/45 9,284,885
10,350,855 FGLMC 3.500 10/01/45 9,850,277
3,504,226 FGLMC 4.500 06/01/47 3,517,922
2,406,934 FGLMC 4.000 09/01/47 2,355,697
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,136,650 FGLMC 3.500% 12/01/47 $ 2,978,292
7,211,008 FGLMC 4.500 08/01/48 7,241,249
42 Federal National Mortgage Association (FNMA) 7.500 01/01/29 43
480 FNMA 7.500 03/01/31 501
558,576 FNMA 3.500 05/01/32 552,034
390,750 FNMA 5.000 05/01/35 400,631
308,727 FNMA 5.000 10/01/35 316,690
162,137 FNMA 5.000 02/01/36 166,386
241,952 FNMA 5.500 11/01/38 249,774
2,556,102 FNMA 3.000 10/01/39 2,396,160
1,208,342 FNMA 3.000 05/01/40 1,138,475
240,418 FNMA 5.000 09/01/40 247,680
159,893 FNMA 4.000 02/01/41 158,098
325,096 FNMA 5.000 05/01/41 334,787
4,303,121 FNMA 4.000 09/01/42 4,228,231
557,261 FNMA 3.500 04/01/43 532,069
487,762 FNMA 3.500 09/01/43 466,631
1,577,140 FNMA 4.500 03/01/44 1,591,925
31,920,414 FNMA 4.000 05/01/44 31,522,364
471,590 FNMA 4.500 06/01/44 472,403
1,841,968 FNMA 4.500 06/01/44 1,847,129
1,020,666 FNMA 4.500 08/01/44 1,023,526
1,528,609 FNMA 4.500 10/01/44 1,531,241
1,025,668 FNMA 4.500 11/01/44 1,027,433
946,386 FNMA 5.000 11/01/44 974,895
291,312 FNMA 4.500 12/01/44 291,814
1,028,954 FNMA 4.000 01/01/45 1,011,044
1,154,894 FNMA 3.500 05/01/45 1,106,820
2,351,155 FNMA 3.500 01/01/46 2,234,971
1,001,868 FNMA 4.000 04/01/46 984,422
1,746,619 FNMA 3.500 06/01/46 1,658,664
3,873,564 FNMA 3.500 07/01/46 3,679,023
7,999,596 FNMA 3.500 07/01/46 7,638,279
1,324,598 FNMA 3.000 10/01/46 1,194,014
1,094,992 FNMA 3.500 10/01/46 1,039,409
1,878,298 FNMA 4.500 05/01/47 1,899,759
626,562 FNMA 3.000 11/01/47 563,239
4,082,886 FNMA 3.500 11/01/47 3,892,122
5,528,559 FNMA 3.500 01/01/48 5,240,559
2,169,305 FNMA 4.500 01/01/48 2,176,006
824,456 FNMA 4.500 02/01/48 826,925
1,010,551 FNMA 4.500 05/01/48 1,013,577
1,426,773 FNMA 4.500 05/01/48 1,431,045
217,494 FNMA 3.000 06/01/49 194,160
2,359,871 FNMA 4.500 06/01/49 2,349,971
14,412,556 FNMA 3.000 07/01/50 13,202,226
9,479,921 FNMA 2.500 08/01/51 8,271,820
5,036,525 FNMA 3.500 08/01/51 4,746,688
4,180,597 FNMA 3.000 09/01/51 3,815,474
26,846,023 FNMA 2.500 12/01/51 23,411,370
22,627,429 FNMA 2.500 02/01/52 19,769,411
1,013,927 FNMA 2.500 02/01/52 884,626
14,567,652 FNMA 3.000 02/01/52 13,138,012
9,374,451 FNMA 3.500 02/01/52 8,855,530
13,964,712 FNMA 3.000 04/01/52 12,618,037
39,333,182 FNMA 3.000 04/01/52 35,676,522
18,971,064 FNMA 3.000 04/01/52 17,058,683
7,136,183 FNMA 3.000 05/01/52 6,479,175
24,527,845 FNMA 3.500 05/01/52 22,981,817
35,035,202 FNMA 4.000 05/01/52 33,696,069
18,290,106 FNMA 3.500 06/01/52 17,115,956
16,721,643 FNMA 3.500 06/01/52 15,593,420

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 47,011,729 FNMA 4.000% 06/01/52 $ 45,144,461
10,980,783 FNMA 4.500 06/01/52 10,807,905
70,851,269 FNMA 4.000 07/01/52 68,090,559
74,146,537 FNMA 4.000 07/01/52 71,260,924
10,518,011 FNMA 4.500 07/01/52 10,352,418
4,365,521 FNMA 4.500 07/01/52 4,296,787
46,716,395 FNMA 4.500 07/01/52 45,967,005
52,690,327 FNMA 5.000 08/01/52 52,780,164
70,583,834 FNMA 4.000 09/01/52 67,812,201
152,271,932 FNMA 4.500 09/01/52 149,768,992
38,873,409 FNMA 5.000 09/01/52 38,928,679
29,640,988 FNMA 4.000 10/01/52 28,481,423
48,248,180 FNMA 4.500 10/01/52 47,450,339
37,975,716 FNMA 5.000 10/01/52 38,000,178
8,463,760 FNMA 4.000 11/01/52 8,134,301
58,511,000 FNMA 4.500 11/01/52 57,543,474
11,346,980 FNMA 5.500 12/01/52 11,504,477
3,397,919 FNMA 5.000 01/01/53 3,400,825
70,518,564 FNMA 5.000 02/01/53 70,533,492
23,156,898 FNMA 5.500 02/01/53 23,433,130
54,498,465 FNMA 5.000 04/01/53 54,505,793
7,128,230 FNMA 5.000 06/01/53 7,189,764
34,798,373 FNMA 5.500 06/01/53 35,203,615
21,464,911 FNMA 4.000 07/01/53 20,612,816
24,474,556 FNMA 5.000 08/01/53 24,458,942
91,974,324 FNMA 5.500 10/01/53 93,038,342
33,654,825 FNMA 6.000 01/01/54 34,396,529
81,746,653 FNMA 5.500 05/01/54 82,702,940
8,050,399 Freddie Mac REMICS 3.500 01/15/47 7,307,779
1,554,676 Freddie Mac REMICS 4.000 10/15/47 1,489,156
1,034,407 Freddie Mac REMICS 4.000 11/15/47 997,494
7,794,666 Freddie Mac REMICS 4.000 01/15/48 7,518,065
7,966,190 Freddie Mac REMICS 4.000 03/15/48 7,661,622
2,291,733 Freddie Mac REMICS 4.000 04/15/48 2,210,237
4,481,264 Freddie Mac REMICS 4.000 04/15/48 4,286,310
2,720,937 (b) Freddie Mac REMICS, (SOFR30A + 9.737%) 1.190 06/15/48 2,668,861
2,886,949 (b) Freddie Mac REMICS, (SOFR30A + 9.657%) 1.110 10/15/48 2,661,152
6,808,502 Freddie Mac REMICS 2.000 09/25/50 4,710,021
3,197,226 Freddie Mac REMICS 2.000 09/25/50 417,859
12,043,832 Freddie Mac REMICS 3.000 09/25/50 9,219,379
6,166,620 Freddie Mac REMICS 3.000 10/25/50 4,660,463
20,825,341 Freddie Mac REMICS 2.500 02/25/51 3,502,116
7,890,341 Freddie Mac REMICS 2.500 05/25/51 5,245,760
3,107,571 Freddie Mac REMICS 4.000 08/25/52 2,680,428
5,535,590 Freddie Mac REMICS 4.500 10/25/52 5,315,447
6,765,417 Freddie Mac REMICS 5.500 11/25/52 6,979,295
3,555,912 Freddie Mac REMICS 5.500 02/25/53 3,693,985
1,711,622 (b) Freddie Mac Strips, (SOFR30A + 5.806%) 0.463 03/15/44 185,868
20,856 Government National Mortgage Association (GNMA) 6.500 11/20/38 21,739
184,120 GNMA 5.000 06/15/39 188,389
14,577,554 GNMA 5.000 01/20/40 3,069,378
6,734,687 GNMA 4.500 03/20/40 1,210,286
10,929,591 GNMA 5.000 03/20/40 2,179,712
9,508,585 GNMA 2.500 12/20/43 8,546,817
2,990,901 GNMA 3.000 03/20/45 2,704,951
768,656 GNMA 4.500 12/20/45 786,398
1,268,615 GNMA 4.000 06/20/46 150,854
3,888,307 GNMA 5.000 09/20/46 730,725
5,528,911 (b) GNMA, (TSFR1M + 5.986%) 1.025 03/20/50 896,353
4,330,763 GNMA 3.000 06/20/51 3,954,221
12,879,817 GNMA 3.000 11/20/51 9,827,280
17,299,379 GNMA 3.000 12/20/51 13,167,391
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 15,589,828 GNMA 3.000% 01/20/52 $ 12,058,178
6,272,219 GNMA 2.500 02/20/52 5,374,877
14,530,493 GNMA 3.000 02/20/52 10,479,497
9,939,155 GNMA 4.000 04/20/52 8,696,054
11,027,049 GNMA 5.000 04/20/52 2,055,751
5,565,249 GNMA 3.000 05/20/52 5,073,701
57,643,723 GNMA 3.500 07/20/52 54,146,146
5,342,842 GNMA 4.000 07/20/52 4,555,161
9,645,256 GNMA 4.000 08/20/52 9,323,627
26,670,926 GNMA 4.500 08/20/52 26,373,196
46,414,403 GNMA 4.000 09/20/52 44,895,078
8,392,253 GNMA 4.500 09/20/52 8,027,494
7,318,794 GNMA 4.500 09/20/52 7,009,546
6,093,525 GNMA 4.500 09/20/52 5,860,690
4,441,600 GNMA 4.500 09/20/52 4,096,313
9,505,479 GNMA 5.000 11/20/52 9,535,363
5,121,580 GNMA 4.500 02/20/53 4,744,926
4,504,882 GNMA 5.500 02/20/53 4,593,247
10,624,623 (b) GNMA, (SOFR30A + 6.950%) 1.605 05/20/53 739,542
8,203,824 (b) GNMA, (SOFR30A + 23.205%) 2.358 08/20/53 8,991,218
5,657,931 (b) GNMA, (SOFR30A + 25.350%) 4.503 08/20/53 6,559,725
80,831,796 (b),(d) GS Mortgage-Backed Securities Trust 0.151 08/25/51 663,936
12,192,285 (b),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 10,201,213
8,033,884 (b),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 6,701,652
7,616,615 (b),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 6,779,104
2,641,548 (b),(d) GS Mortgage-Backed Securities Trust 2.831 05/28/52 2,188,502
7,690,223 (b),(d) GS Mortgage-Backed Securities Trust 3.000 08/26/52 6,657,508
66,741 (b) Impac CMB Trust, (TSFR1M + 0.774%) 5.629 03/25/35 61,838
1,058,336 (b),(d) JP Morgan Mortgage Trust 3.500 05/25/47 974,569
704,829 (b),(d) JP Morgan Mortgage Trust 3.500 10/25/48 639,527
120,833 (b),(d) JP Morgan Mortgage Trust 4.000 01/25/49 114,920
22,865,571 (b),(d) JP Morgan Mortgage Trust 0.122 06/25/51 152,061
40,038,830 (b),(d) JP Morgan Mortgage Trust 0.109 11/25/51 235,853
3,609,297 (b),(d) JP Morgan Mortgage Trust 2.500 11/25/51 3,006,276
39,806,212 (b),(d) JP Morgan Mortgage Trust 0.117 12/25/51 252,431
3,807,551 (b),(d) JP Morgan Mortgage Trust 2.500 12/25/51 3,171,406
7,946,989 (b),(d) JP Morgan Mortgage Trust 2.500 01/25/52 6,619,249
9,178,544 (b),(d) JP Morgan Mortgage Trust 0.500 04/25/52 267,004
4,201,039 (b),(d) JP Morgan Mortgage Trust 3.343 04/25/52 3,551,361
6,558,040 (b),(d) JP Morgan Mortgage Trust 3.343 04/25/52 5,604,942
11,440,309 (b),(d) JP Morgan Mortgage Trust 2.500 06/25/52 9,514,647
4,625,047 (b),(d) JP Morgan Mortgage Trust 3.000 06/25/52 4,064,786
78,771,704 (d) JP Morgan Mortgage Trust 0.224 07/25/52 919,053
12,107,108 (b),(d) JP Morgan Mortgage Trust 2.500 07/25/52 10,069,208
20,389,513 (b),(d) JP Morgan Mortgage Trust 3.250 07/25/52 17,799,953
12,975,316 (b),(d) JP Morgan Mortgage Trust 3.000 08/25/52 11,232,870
7,799,795 (b),(d) JP Morgan Mortgage Trust 3.000 10/25/52 6,752,754
5,026,671 (b),(d) JP Morgan Mortgage Trust 3.000 11/25/52 4,358,167
7,284,191 (b),(d) JP Morgan Mortgage Trust 3.000 04/25/53 6,306,002
3,591,942 (b),(d) JP Morgan Mortgage Trust 5.000 06/25/53 3,525,573
3,189,987 (b),(d) JP Morgan Mortgage Trust 5.500 06/25/53 3,169,042
7,233,624 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 6,025,069
5,433,990 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,526,108
7,493,939 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 6,713,489
540,540 (b),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 511,488
1,325,000 (b),(d) NLT Trust 2.569 08/25/56 997,191
5,022,029 (b),(d) OBX 3.000 01/25/52 4,347,625
2,285,802 (b),(d) RCKT Mortgage Trust 3.006 09/25/51 1,840,454
13,060,535 (b),(d) RCKT Mortgage Trust 2.500 02/25/52 10,862,152
4,771,429 (b),(d) RCKT Mortgage Trust 3.000 05/25/52 4,130,915
856,906 (b),(d) RCKT Mortgage Trust 4.000 06/25/52 796,246
128,460 (b),(d) Sequoia Mortgage Trust 4.000 06/25/49 122,987

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,224,852 (b),(d) Sequoia Mortgage Trust 3.500% 12/25/49 $ 1,118,983
3,592,550 (b),(d) Sequoia Mortgage Trust 2.500 06/25/51 3,019,225
3,980,000 (b),(d) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 4.750%) 10.030 02/25/42 4,216,777
26,954,000 (b),(d) STACR, (SOFR30A + 2.900%) 8.180 04/25/42 27,911,250
6,555,000 (b),(d) STACR, (SOFR30A + 5.650%) 8.647 04/25/42 7,082,862
20,930,000 (b),(d) STACR, (SOFR30A + 3.350%) 8.630 05/25/42 21,963,645
31,450,000 (b),(d) STACR, (SOFR30A + 4.500%) 9.780 06/25/42 33,767,274
14,755,000 (b),(d) STACR, (SOFR30A + 4.000%) 9.280 07/25/42 15,714,349
13,150,000 (b),(d) STACR, (SOFR30A + 3.700%) 8.980 09/25/42 13,904,484
715,000 (b),(d) STACR, (SOFR30A + 3.100%) 8.444 03/25/43 749,734
360,000 (b),(d) STACR, (SOFR30A + 3.250%) 8.513 04/25/43 378,734
3,675,000 (b),(d) STACR, (SOFR30A + 3.500%) 8.780 05/25/43 3,895,139
38,782 (b),(d) STACR 3.787 02/25/48 37,321
98,323 (b),(d) STACR 3.847 05/25/48 96,007
5,465,000 (b),(d) STACR, (SOFR30A + 4.800%) 10.080 10/25/50 6,241,058
1,225,000 (b),(d) Verus Securitization Trust 3.207 11/25/59 1,171,575
458,095 (d) Verus Securitization Trust (Step Bond) 1.733 05/25/65 438,702
4,709,130 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 4,082,856
4,513,568 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.313 08/25/51 3,896,482
TOTAL MORTGAGE BACKED 2,646,397,183
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities District 4.038 09/01/34 529,757
3,400,000 New Jersey Economic Development Authority 7.425 02/15/29 3,672,983
4,075,000 New York State Dormitory Authority 4.294 07/01/44 3,796,075
33,000 State Public School Building Authority 5.000 09/15/27 33,743
TOTAL MUNICIPAL BONDS 8,032,558
NONDEPOSITORY INSTITUTIONS - 0.0%
1,435,000 (d) Perusahaan Penerbit SBSN Indonesia III 2.550 06/09/31 1,275,110
TOTAL NONDEPOSITORY INSTITUTIONS 1,275,110
U.S. TREASURY SECURITIES - 20.7%
1,900,000 United States Treasury Bond 4.750 02/15/37 2,075,527
10,875,000 United States Treasury Bond 3.500 02/15/39 10,380,103
16,015,000 United States Treasury Bond 3.875 08/15/40 15,781,031
12,000,000 United States Treasury Bond 3.125 11/15/41 10,604,062
1,380,000 United States Treasury Bond 2.500 05/15/46 1,040,121
10,450,000 United States Treasury Bond 3.000 05/15/47 8,549,814
1,255,000 United States Treasury Bond 2.750 08/15/47 979,439
42,835,000 United States Treasury Bond 2.750 11/15/47 33,351,063
55,445,000 United States Treasury Bond 3.000 02/15/48 45,094,545
510,000 United States Treasury Bond 3.125 05/15/48 423,579
45,841,000 United States Treasury Bond 3.375 11/15/48 39,727,673
11,635,000 United States Treasury Note 5.000 10/31/25 11,763,167
15,000,000 United States Treasury Note 4.250 01/31/26 15,080,859
3,175,000 United States Treasury Note 4.500 03/31/26 3,208,486
131,865,000 United States Treasury Note 4.875 04/30/26 134,115,976
32,802,000 United States Treasury Note 3.625 05/15/26 32,749,466
650,000 United States Treasury Note 4.875 05/31/26 661,934
2,450,000 United States Treasury Note 4.625 06/30/26 2,487,707
2,075,000 United States Treasury Note 3.750 08/31/26 2,077,999
8,150,000 United States Treasury Note 0.875 09/30/26 7,720,215
315,000 United States Treasury Note 3.500 09/30/26 314,126
30,000,000 United States Treasury Note 4.625 10/15/26 30,564,844
18,000,000 United States Treasury Note 4.625 11/15/26 18,359,297
62,445,000 United States Treasury Note 1.250 12/31/26 59,295,918
3,700,000 United States Treasury Note 4.500 05/15/27 3,783,684
1,765,000 United States Treasury Note 3.500 04/30/28 1,760,656
200,000 United States Treasury Note 1.000 07/31/28 181,641
2,365,000 United States Treasury Note 3.250 06/30/29 2,330,911
15,680,000 United States Treasury Note 3.500 09/30/29 15,633,450
5,510,000 United States Treasury Note 4.000 10/31/29 5,612,021
1,356,000 United States Treasury Note 3.500 04/30/30 1,348,425
41,346,500 United States Treasury Note 4.000 07/31/30 42,155,664
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 40,000,000 United States Treasury Note 4.125% 08/31/30 $ 41,046,875
7,750,000 United States Treasury Note 4.625 09/30/30 8,162,021
60,985,000 United States Treasury Note 4.000 01/31/31 62,188,024
30,000,000 United States Treasury Note 4.250 02/28/31 31,025,391
24,000,000 United States Treasury Note 4.125 03/31/31 24,652,500
8,775,000 United States Treasury Note 4.625 04/30/31 9,270,308
48,845,000 United States Treasury Note 4.125 07/31/31 50,211,134
7,775,000 United States Treasury Note 1.250 08/15/31 6,640,032
144,615,000 United States Treasury Note 3.375 05/15/33 140,598,544
118,374,000 United States Treasury Note 3.875 08/15/34 119,206,317
2,850,000 United States Treasury Note 1.875 02/15/41 2,089,852
33,830,000 United States Treasury Note 2.000 11/15/41 24,872,979
370,024,100 United States Treasury Note 2.375 02/15/42 288,185,174
4,115,000 United States Treasury Note 3.250 05/15/42 3,658,492
209,174,000 United States Treasury Note 3.875 02/15/43 201,787,543
8,670,000 United States Treasury Note 3.875 05/15/43 8,347,584
20,990,000 United States Treasury Note 4.375 08/15/43 21,582,804
54,460,000 United States Treasury Note 4.750 11/15/43 58,746,598
117,010,000 United States Treasury Note 4.625 05/15/44 124,012,317
94,710,000 (e) United States Treasury Note 4.125 08/15/44 93,970,078
217,477,000 United States Treasury Note 2.250 02/15/52 148,300,624
86,704,000 United States Treasury Note 3.625 02/15/53 78,839,677
123,805,000 United States Treasury Note 4.625 05/15/54 134,289,736
TOTAL U.S. TREASURY SECURITIES 2,240,898,007
TOTAL GOVERNMENT BONDS
(Cost $5,264,811,473) 5,121,664,755
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.4%
ASSET BACKED - 5.3%
4,000,000 (b),(d) AGL CLO 19 Ltd, (TSFR3M + 2.750%) 8.032 07/21/35 4,011,608
Series - 2022 19A (Class B1)
1,000,000 (b),(d) AGL CLO Ltd., (TSFR3M + 2.600%) 7.882 07/21/36 1,008,421
Series - 2023 25A (Class B)
10,000,000 (b),(d) AIMCO CLO Series, (TSFR3M + 1.312%) 6.594 04/20/34 10,009,140
Series - 2017 AA (Class AR)
10,000,000 (b),(d) AIMCO CLO Series, (TSFR3M + 1.762%) 7.044 04/20/34 10,018,000
Series - 2017 AA (Class BR)
3,479,823 (d) Alterna Funding III LLC 6.260 05/16/39 3,542,773
Series - 2024 1A (Class A)
1,000,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 998,480
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1.210 12/18/26 16,541,957
Series - 2021 1 (Class D)
2,000,000 (d) AMSR Trust 3.148 01/19/39 1,941,382
Series - 2019 SFR1 (Class C)
5,939,585 (d) Apollo aviation securitization 2.798 01/15/47 5,437,004
Series - 2021 2A (Class A)
55,677 (d) Asset Backed Funding Corp NIM Trust 5.900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 (d) Avis Budget Rental Car Funding AESOP LLC 2.020 02/20/27 1,144,639
Series - 2020 2A (Class A)
6,800,000 (d) Avis Budget Rental Car Funding AESOP LLC 1.630 08/20/27 6,433,899
Series - 2021 1A (Class B)
3,100,000 (d) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,937,421
Series - 2021 1A (Class C)
1,000,000 (d) Avis Budget Rental Car Funding AESOP LLC 1.660 02/20/28 941,440
Series - 2021 2A (Class A)
1,500,000 (b),(d) Bonanza RE Ltd, (3-Month US Treasury Bill + 4.930%) 9.532 12/23/24 1,504,950
Series - 2020 A (Class A)
547,209 (d) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 535,701
Series - 2019 A (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 10,000,000 (d) Brex Commercial Charge Card Master Trust 6.050% 07/15/27 $ 10,160,121
Series - 2024 1 (Class A1)
1,304,252 (d) British Airways Pass Through Trust 3.800 09/20/31 1,261,435
Series - 2018 1 (Class AA)
5,353,283 (d) Capital Automotive REIT 2.690 02/15/50 5,346,266
Series - 2020 1A (Class A1)
3,813,867 (d) Capital Automotive REIT 1.440 08/15/51 3,579,629
Series - 2021 1A (Class A1)
8,328,250 (d) Capital Automotive REIT 1.920 08/15/51 7,817,794
Series - 2021 1A (Class A3)
1,440,000 Carmax Auto Owner Trust 1.280 07/15/27 1,412,764
Series - 2021 1 (Class D)
5,730,375 (d) Cars Net Lease Mortgage Notes 2.010 12/15/50 5,195,286
Series - 2020 1A (Class A1)
11,651,363 (d) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 10,876,845
Series - 2020 1A (Class A3)
356,294 Carvana Auto Receivables Trust 1.270 03/10/28 341,469
Series - 2021 N2 (Class D)
1,604,011 Carvana Auto Receivables Trust 1.720 09/11/28 1,539,887
Series - 2021 N4 (Class C)
2,121,657 (d) Carvana Auto Receivables Trust 4.130 12/11/28 2,099,406
Series - 2022 N1 (Class D)
4,150,000 (b),(d) Cayuga Park CLO Ltd, (TSFR3M + 1.912%) 1.000 07/17/34 4,159,076
Series - 2020 1A (Class B1R)
122,962 (b) C-BASS Trust, (TSFR1M + 0.274%) 3.295 07/25/36 119,825
Series - 2006 CB6 (Class A1)
8,817,685 (b),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5.863 04/07/52 22,044
Series - 2007 1A (Class A2)
8,769,657 (d) CF Hippolyta LLC 1.690 07/15/60 8,485,641
Series - 2020 1 (Class A1)
2,616,191 (d) CF Hippolyta LLC 1.990 07/15/60 2,371,404
Series - 2020 1 (Class A2)
1,798,904 (d) CF Hippolyta LLC 2.280 07/15/60 1,722,245
Series - 2020 1 (Class B1)
27,500,000 Chase Issuance Trust 3.970 09/15/27 27,411,299
Series - 2022 A1 (Class A)
5,855,000 (b),(d) CIFC Funding Ltd, (LIBOR 3 M + 1.862%) 7.144 10/20/34 5,867,149
Series - 2020 2A (Class BR)
3,000,000 (b),(d) CIFC Funding Ltd, (TSFR3M + 3.000%) 8.282 10/22/35 3,014,190
Series - 2022 7A (Class B1)
5,625,000 (b),(d) CIFC Funding Ltd, (TSFR3M + 1.912%) 7.213 07/15/36 5,637,144
Series - 2020 1A (Class BR)
1,889 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 1,884
Series - 2002 1 (Class AF6)
1,500,000 CNH Equipment Trust 5.190 09/17/29 1,537,629
Series - 2024 B (Class A3)
9,035,000 CNH Equipment Trust 4.030 01/15/30 9,013,769
Series - 2024 C (Class A3)
11,450,000 (d) Cologix Data Centers US Issuer LLC 3.300 12/26/51 10,847,879
Series - 2021 1A (Class A2)
1,068,750 (d) DB Master Finance LLC 4.352 05/20/49 1,042,558
Series - 2019 1A (Class A23)
16,532,500 (d) DB Master Finance LLC 2.045 11/20/51 15,667,263
Series - 2021 1A (Class A2I)
13,031,500 (d) DB Master Finance LLC 2.493 11/20/51 11,960,488
Series - 2021 1A (Class A2II)
1,236,603 (d) Diamond Resorts Owner Trust 2.050 11/21/33 1,197,009
Series - 2021 1A (Class B)
649,250 (d) Domino's Pizza Master Issuer LLC 4.474 10/25/45 646,015
Series - 2015 1A (Class A2II)
2,274,000 (d) Domino's Pizza Master Issuer LLC 4.116 07/25/48 2,255,566
Series - 2018 1A (Class A2I)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 13,566,375 (d) Domino's Pizza Master Issuer LLC 2.662% 04/25/51 $ 12,498,488
Series - 2021 1A (Class A2I)
3,800,000 (b),(d) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%) 7.141 07/18/30 3,805,335
Series - 2017 49A (Class BR)
9,690,604 (d) DT Auto Owner Trust 1.160 11/16/26 9,550,682
Series - 2021 1A (Class D)
410,405 (b),(d) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 6.069 05/25/37 408,238
Series - 2007 2 (Class A2C)
10,040,000 (d) Flexential Issuer, LLC 3.250 11/27/51 9,520,875
Series - 2021 1A (Class A2)
9,616,735 (d) FNA VI LLC 1.350 01/10/32 9,008,175
Series - 2021 1A (Class A)
7,000,000 Ford Credit Auto Owner Trust 5.090 12/15/28 7,128,704
Series - 2024 A (Class A3)
24,625,000 Ford Credit Auto Owner Trust 4.760 07/15/29 24,609,484
Series - 2024 C (Class A3)
4,950,000 GM Financial Consumer Automobile Receivables Trust 5.100 03/16/29 5,044,183
Series - 2024 2 (Class A3)
1,925,000 (d) Hardee's Funding LLC 3.981 12/20/50 1,809,106
Series - 2020 1A (Class A2)
535,054 (d) HERO Funding Trust 3.190 09/20/48 476,991
Series - 2017 3A (Class A1)
193,327 (d) HERO Funding Trust 3.280 09/20/48 173,421
Series - 2017 2A (Class A1)
695,570 (d) HERO Funding Trust 3.950 09/20/48 636,062
Series - 2017 3A (Class A2)
386,654 (d) HERO Funding Trust 4.070 09/20/48 356,071
Series - 2017 2A (Class A2)
5,925,000 (d) Hertz Vehicle Financing LLC 1.560 12/26/25 5,883,885
Series - 2021 1A (Class B)
4,700,000 (d) Hertz Vehicle Financing LLC 4.120 09/25/26 4,652,397
Series - 2022 4A (Class B)
3,700,000 (d) Hertz Vehicle Financing LLC 4.610 09/25/26 3,660,831
Series - 2022 4A (Class C)
440,909 (d) Hilton Grand Vacations Trust 2.340 07/25/33 429,138
Series - 2019 AA (Class A)
53,635 (b) Home Equity Asset Trust, (TSFR1M + 1.614%) 3.986 06/25/33 52,267
Series - 2003 1 (Class M1)
2,620,235 (d) Horizon Aircraft Finance II Ltd 3.721 07/15/39 2,463,786
Series - 2019 1 (Class A)
3,404,621 (d) Horizon Aircraft Finance III Ltd 3.425 11/15/39 3,098,171
Series - 2019 2 (Class A)
1,850,000 (d) Hpefs Equipment Trust 4.430 09/20/29 1,842,080
Series - 2022 2A (Class C)
3,750,000 (c),(d) Industrial DPR Funding Ltd 5.380 04/15/34 3,328,950
Series - 2022 1A (Class 1)
799,963 (b),(d) Invitation Homes Trust, (TSFR1M + 1.364%) 6.461 01/17/38 798,963
Series - 2018 SFR4 (Class B)
1,850,000 (b),(d) KKR Clo 32 Ltd, (TSFR3M + 2.100%) 7.429 04/15/37 1,870,811
Series - 2024 32A (Class BR)
4,000,000 (b),(d) Magnetite XIX Ltd, (TSFR3M + 1.812%) 7.097 04/17/34 4,008,396
Series - 2017 19A (Class B1R)
717,549 (d) MAPS Trust 2.521 06/15/46 668,733
Series - 2021 1A (Class A)
2,700,000 (b),(d) Massachusetts St, (TSFR3M + 1.912%) 7.213 01/15/35 2,703,375
Series - 2021 3A (Class B)
5,250,000 (b),(d) MSCG Trust 3.577 06/07/35 4,850,239
Series - 2015 ALDR (Class C)
1,750,000 (b),(d) MSCG Trust 3.577 06/07/35 1,586,957
Series - 2015 ALDR (Class D)
683,488 (d) MVW LLC 1.830 05/20/39 646,969
Series - 2021 2A (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,378,729 (d) MVW LLC 1.440% 01/22/41 $ 1,307,012
Series - 2021 1WA (Class B)
868,600 (d) MVW LLC 1.940 01/22/41 823,889
Series - 2021 1WA (Class C)
738,488 (d) MVW Owner Trust 3.000 11/20/36 727,000
Series - 2019 1A (Class B)
1,087,577 (d) Navient Private Education Refi Loan Trust 1.310 01/15/69 1,018,985
Series - 2020 HA (Class A)
849,642 (d) Navient Student Loan Trust 3.390 12/15/59 830,338
Series - 2019 BA (Class A2A)
1,100,000 (b),(d) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%) 7.069 07/24/37 1,103,649
Series - 2024 56A (Class B)
16,000,000 (b),(d) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M + 1.812%) 7.094 04/20/31 16,043,056
Series - 2019 31A (Class BR)
6,750,000 (b),(d) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%) 6.948 04/16/33 6,763,716
Series - 2021 40A (Class B)
5,198,302 (d) Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 4,934,475
Series - 2021 1A (Class A1)
4,638,367 (d) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 4,347,305
Series - 2021 2A (Class A1)
5,450,000 (b),(d) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%) 7.191 01/18/36 5,461,162
Series - 2021 10A (Class B)
10,000,000 (d) OneMain Financial Issuance Trust 1.750 09/14/35 9,581,680
Series - 2020 2A (Class A)
1,555,007 (d) Oportun Funding XIV LLC 1.210 03/08/28 1,520,458
Series - 2021 A (Class A)
2,685,991 (d) Oportun Issuance Trust 1.960 05/08/31 2,613,889
Series - 2021 B (Class B)
1,600,000 (d) Oscar US Funding XVII LLC 4.470 03/12/29 1,595,116
Series - 2024 2A (Class A3)
6,340,000 (d) PFS Financing Corp 5.340 04/15/29 6,506,310
Series - 2024 D (Class A)
1,500,000 (d) Progress Residential Trust 2.711 11/17/40 1,377,010
Series - 2021 SFR9 (Class D)
2,000,000 (d) Regional Management Issuance Trust 7.100 11/17/32 2,006,329
Series - 2022 2B (Class A)
2,745,890 (d) Renew 3.950 09/20/53 2,559,008
Series - 2018 1 (Class A)
35,555,000 (d) SBNA Auto Lease Trust 5.670 11/20/26 35,750,304
Series - 2024 B (Class A2)
1,320,000 (d) SCCU Auto Receivables Trust 5.160 05/15/30 1,343,836
Series - 2024 1A (Class A4)
3,905,000 (d) SCCU Auto Receivables Trust 5.620 12/16/30 3,980,864
Series - 2024 1A (Class C)
11,139,488 (d) SERVPRO Master Issuer LLC 3.882 10/25/49 10,867,732
Series - 2019 1A (Class A2)
3,241,125 (d) SERVPRO Master Issuer LLC 2.394 04/25/51 2,952,580
Series - 2021 1A (Class A2)
142,012 (d) Settlement Fee Finance LLC 3.840 11/01/49 141,775
Series - 2019 1A (Class A)
734,058 (d) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 708,142
Series - 2021 1A (Class A)
795,917 (d) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 767,916
Series - 2021 1A (Class B)
441,260 (d) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 426,456
Series - 2021 1A (Class C)
10,310,643 (d) Sierra Timeshare Receivables Funding LLC 5.350 01/20/43 10,358,766
Series - 2024 1A (Class B)
343,347 (d) SMB Private Education Loan Trust 2.430 02/17/32 340,435
Series - 2016 B (Class A2A)
432,958 (d) SMB Private Education Loan Trust 2.880 09/15/34 427,582
Series - 2017 A (Class A2A)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 543,522 (d) SMB Private Education Loan Trust 2.820% 10/15/35 $ 533,625
Series - 2017 B (Class A2A)
522,127 (d) SoFi Professional Loan Program LLC 2.840 01/25/41 514,521
Series - 2017 F (Class A2FX)
547,585 (d) SoFi Professional Loan Program LLC 3.690 06/15/48 538,764
Series - 2019 A (Class A2FX)
494,810 (d) SolarCity LMC 4.800 11/20/38 491,035
Series - 2013 1 (Class A)
2,621,819 (d) SpringCastle America Funding LLC 1.970 09/25/37 2,431,020
Series - 2020 AA (Class A)
3,950,000 (d) Stack Infrastructure Issuer LLC 1.893 08/25/45 3,833,860
Series - 2020 1A (Class A2)
252,009 (b) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5.869 09/25/34 240,607
Series - 2004 8 (Class M1)
15,550,000 (d) Subway Funding LLC 6.028 07/30/54 16,043,419
Series - 2024 1A (Class A2I)
1,700,000 Synchrony Card Funding LLC 5.040 03/15/30 1,733,079
Series - 2024 A1 (Class A)
14,987,055 (d) Taco Bell Funding LLC 1.946 08/25/51 14,045,349
Series - 2021 1A (Class A2I)
9,667,800 (d) Taco Bell Funding LLC 2.294 08/25/51 8,684,237
Series - 2021 1A (Class A2II)
5,250,000 (b),(d) TICP CLO VIII Ltd, (TSFR3M + 1.962%) 7.244 10/20/34 5,261,041
Series - 2017 8A (Class A2R)
4,756,223 (d) Vine 2.790 11/15/50 4,405,728
Series - 2020 1A (Class A)
7,600,000 Volkswagen Auto Lease Trust 5.210 06/21/27 7,729,649
Series - 2024 A (Class A3)
9,826,094 (d) Wendy's Funding LLC 2.370 06/15/51 8,845,022
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 571,707,289
OTHER MORTGAGE BACKED - 9.1%
68,515 (b),(d) Agate Bay Mortgage Trust 3.500 09/25/45 63,944
Series - 2015 6 (Class A9)
1,870,000 (d) BAMLL Commercial Mortgage Securities Trust 3.490 04/14/33 1,835,443
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3.705 09/15/48 2,452,625
Series - 2015 UBS7 (Class A4)
2,071,000 (b) Banc of America Commercial Mortgage Trust 3.989 09/15/48 2,040,344
Series - 2015 UBS7 (Class AS)
1,910,000 (b) Banc of America Commercial Mortgage Trust 4.480 09/15/48 1,768,871
Series - 2015 UBS7 (Class B)
2,597,826 Banc of America Commercial Mortgage Trust 3.366 02/15/50 2,557,894
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3.731 11/15/50 4,708,406
Series - 2017 BNK8 (Class AS)
4,000,000 (b) BANK 4.085 11/15/50 3,602,012
Series - 2017 BNK8 (Class B)
1,000,000 (b) BANK 4.229 11/15/50 775,770
Series - 2017 BNK8 (Class C)
3,000,000 (d) BANK 2.500 10/17/52 2,066,655
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 901,277
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3.203 12/15/52 2,271,571
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3.455 12/15/52 1,459,634
Series - 2019 BN23 (Class B)
4,621,000 BANK 1.925 12/15/53 3,933,819
Series - 2020 BN30 (Class A4)
8,864,000 (b) BANK 2.928 02/15/55 7,972,130
Series - 2022 BNK39 (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 4,000,000 (b) BANK 6.260% 04/15/56 $ 4,206,006
Series - 2023 5YR1 (Class A3)
6,000,000 BANK 5.769 06/15/57 6,284,989
Series - 2024 5YR7 (Class A3)
2,212,415 BANK 3.289 07/15/60 2,185,457
Series - 2017 BNK6 (Class ASB)
1,750,000 BANK 3.011 09/15/62 1,602,445
Series - 2019 BN20 (Class A3)
2,550,000 (b) BANK 3.283 11/15/62 2,338,487
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2.438 06/15/63 9,959,866
Series - 2021 BN34 (Class A5)
3,330,000 (b) BANK 3.916 04/15/65 3,176,482
Series - 2022 BNK41 (Class A4)
6,959,166 (b),(d) Bayview MSR Opportunity Master Fund Trust 3.000 02/25/52 6,024,625
Series - 2022 5 (Class A19)
1,500,000 (d) BBCMS Mortgage Trust 4.798 08/10/35 1,359,221
Series - 2015 SRCH (Class C)
1,250,000 (b),(d) BBCMS Mortgage Trust 4.409 08/05/38 1,024,915
Series - 2018 CHRS (Class E)
13,865,000 BBCMS Mortgage Trust 5.753 04/15/56 14,212,437
Series - 2023 C19 (Class A2B)
4,400,000 (b) BBCMS Mortgage Trust 6.383 07/15/56 4,605,962
Series - 2023 C20 (Class A2)
2,500,000 (b),(d) BBCMS Trust 5.122 08/10/35 2,177,212
Series - 2015 SRCH (Class D)
2,575,000 (b),(d) Benchmark Mortgage Trust 2.791 09/15/48 2,191,509
Series - 2020 IG2 (Class AM)
2,500,000 (b),(d) Benchmark Mortgage Trust 3.230 09/15/48 2,025,079
Series - 2020 IG3 (Class AS)
2,500,000 (b),(d) Benchmark Mortgage Trust 3.654 09/15/48 2,313,707
Series - 2020 IG3 (Class BXA)
6,200,000 (b) Benchmark Mortgage Trust 3.666 01/15/51 6,034,766
Series - 2018 B1 (Class A5)
2,145,000 Benchmark Mortgage Trust 4.261 10/10/51 2,104,408
Series - 2018 B6 (Class A4)
1,380,000 Benchmark Mortgage Trust 4.016 03/15/52 1,337,999
Series - 2019 B9 (Class A5)
2,000,000 Benchmark Mortgage Trust 4.267 03/15/52 1,921,807
Series - 2019 B9 (Class AS)
1,624,000 Benchmark Mortgage Trust 4.468 03/15/52 1,469,055
Series - 2019 B9 (Class B)
1,250,000 (b) Benchmark Mortgage Trust 4.971 03/15/52 1,075,389
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3.542 05/15/52 2,353,113
Series - 2019 B11 (Class A5)
1,050,000 Benchmark Mortgage Trust 2.095 02/15/54 789,814
Series - 2021 B23 (Class B)
24,906,000 Benchmark Mortgage Trust 2.584 03/15/54 21,708,194
Series - 2021 B24 (Class A5)
15,830,000 Benchmark Mortgage Trust 2.390 07/15/54 13,549,066
Series - 2021 B27 (Class A5)
2,000,000 Benchmark Mortgage Trust 2.224 08/15/54 1,724,743
Series - 2021 B28 (Class A5)
5,250,000 (b) Benchmark Mortgage Trust 2.244 08/15/54 4,200,847
Series - 2021 B28 (Class B)
3,000,000 Benchmark Mortgage Trust 5.626 04/15/56 3,056,000
Series - 2023 B38 (Class A2)
8,000,000 Benchmark Mortgage Trust 5.750 07/15/56 8,662,268
Series - 2023 B39 (Class A5)
1,680,000 (d) Benchmark Mortgage Trust 2.500 12/15/62 1,062,658
Series - 2019 B14 (Class D)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 Benchmark Mortgage Trust 3.493% 12/15/62 $ 2,539,426
Series - 2019 B14 (Class B)
3,000,000 (b) Benchmark Mortgage Trust 3.897 12/15/62 2,318,317
Series - 2019 B14 (Class C)
4,000,000 Benchmark Mortgage Trust 2.928 12/15/72 3,647,105
Series - 2019 B15 (Class )
3,411,500 (b),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.946%) 7.043 04/15/34 3,357,850
Series - 2019 IMC (Class D)
2,080,277 (b),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.392%) 6.488 03/15/41 2,083,292
Series - 2024 XL5 (Class A)
2,100,000 (b),(d) BX Mortgage Trust, (TSFR1M + 2.062%) 7.159 10/15/36 2,078,943
Series - 2021 PAC (Class E)
1,316,683 (b),(d) BX TRUST, (TSFR1M + 2.949%) 8.046 08/15/39 1,321,621
Series - 2022 PSB (Class B)
2,500,000 (b),(d) BXP Trust 2.868 01/15/44 1,846,382
Series - 2021 601L (Class D)
6,500,000 (b) CD Mortgage Trust 3.879 11/10/49 5,592,085
Series - 2016 CD2 (Class B)
3,030,000 (b) CD Mortgage Trust 4.109 11/10/49 2,264,948
Series - 2016 CD2 (Class C)
4,277,118 CD Mortgage Trust 3.453 02/10/50 4,215,203
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3.833 02/10/50 4,755,079
Series - 2017 CD3 (Class AS)
6,635,000 (b) CD Mortgage Trust 3.984 02/10/50 4,080,744
Series - 2017 CD3 (Class B)
3,630,000 (b) CD Mortgage Trust 4.688 02/10/50 1,531,711
Series - 2017 CD3 (Class C)
5,000,000 (b) CD Mortgage Trust 3.684 08/15/50 4,787,136
Series - 2017 CD5 (Class AS)
1,000,000 CD Mortgage Trust 3.456 11/13/50 966,269
Series - 2017 CD6 (Class A5)
3,493,060 CD Mortgage Trust 2.812 08/15/57 3,360,806
Series - 2019 CD8 (Class ASB)
48,345 (b),(d) CF Mortgage Trust 2.840 04/15/25 47,868
Series - 2020 P1 (Class A1)
1,500,000 (b),(d) CF Mortgage Trust 3.603 04/15/52 1,351,880
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3.458 08/15/50 1,131,173
Series - 2017 B1 (Class A4)
41,886 (b) CHL Mortgage Pass-Through Trust 5.066 02/20/35 42,274
Series - 2004 HYB9 (Class 1A1)
1,750,000 (b),(d) Citigroup Commercial Mortgage Trust 3.635 05/10/35 1,690,391
Series - 2013 375P (Class B)
1,000,000 (b),(d) Citigroup Commercial Mortgage Trust 4.627 07/10/47 876,509
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4.017 10/10/47 3,018,683
Series - 2014 GC25 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 3.457 04/10/48 1,474,718
Series - 2015 GC29 (Class AS)
500,000 (b) Citigroup Commercial Mortgage Trust 3.758 04/10/48 483,369
Series - 2015 GC29 (Class B)
2,000,000 (b) Citigroup Commercial Mortgage Trust 4.271 04/10/48 1,907,942
Series - 2015 GC29 (Class C)
6,000,000 (b),(d) COMM Mortgage Trust 3.712 10/10/29 5,605,500
Series - 2017 PANW (Class C)
131,100 (d) COMM Mortgage Trust 3.178 02/10/35 123,418
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2.853 10/15/45 213,964
Series - 2012 CR4 (Class A3)
3,982,580 (b) COMM Mortgage Trust 4.585 02/10/47 3,827,508
Series - 2014 CR14 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,233,963 COMM Mortgage Trust 4.377% 05/10/47 $ 2,182,373
Series - 2014 CR17 (Class B)
87,080 COMM Mortgage Trust 3.819 06/10/47 86,941
Series - 2014 UBS3 (Class A4)
3,896,000 (b) COMM Mortgage Trust 4.726 06/10/47 2,790,801
Series - 2014 UBS3 (Class C)
5,150,000 (b),(d) COMM Mortgage Trust 4.767 06/10/47 2,005,381
Series - 2014 UBS3 (Class D)
4,230 COMM Mortgage Trust 3.040 02/10/48 4,223
Series - 2015 LC19 (Class ASB)
2,498,000 (b) COMM Mortgage Trust 3.829 02/10/48 2,422,059
Series - 2015 LC19 (Class B)
2,497,000 (d) COMM Mortgage Trust 3.000 03/10/48 1,693,038
Series - 2015 CR22 (Class E)
2,575,000 (b) COMM Mortgage Trust 3.603 03/10/48 2,495,954
Series - 2015 CR22 (Class AM)
5,315,000 (b) COMM Mortgage Trust 3.926 03/10/48 5,017,432
Series - 2015 CR22 (Class B)
2,000,000 (b),(d) COMM Mortgage Trust 4.199 03/10/48 1,502,254
Series - 2015 CR22 (Class D)
1,000,000 (b) COMM Mortgage Trust 4.199 03/10/48 894,326
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3.801 05/10/48 1,975,274
Series - 2015 CR23 (Class AM)
3,936,016 (b) COMM Mortgage Trust 4.183 05/10/48 3,803,827
Series - 2015 CR23 (Class B)
2,500,000 (b) COMM Mortgage Trust 4.408 05/10/48 2,323,851
Series - 2015 CR23 (Class C)
2,500,000 (b) COMM Mortgage Trust 4.408 05/10/48 1,972,280
Series - 2015 CR23 (Class D)
3,175,000 (b) COMM Mortgage Trust 4.043 07/10/48 3,129,887
Series - 2015 LC21 (Class AM)
1,569,317 COMM Mortgage Trust 3.432 08/10/48 1,553,951
Series - 2015 CR24 (Class A4)
1,500,000 (b) COMM Mortgage Trust 3.463 08/10/48 1,317,584
Series - 2015 CR24 (Class D)
3,640,000 (b) COMM Mortgage Trust 4.028 08/10/48 3,590,687
Series - 2015 CR24 (Class AM)
1,000,000 (b) COMM Mortgage Trust 4.495 08/10/48 965,948
Series - 2015 CR24 (Class B)
2,000,000 (b) COMM Mortgage Trust 4.495 08/10/48 1,844,755
Series - 2015 CR24 (Class C)
2,250,000 (b) COMM Mortgage Trust 4.667 08/10/48 2,201,300
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3.630 10/10/48 2,562,598
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3.984 10/10/48 979,896
Series - 2015 CR27 (Class AM)
1,627,000 (b) COMM Mortgage Trust 4.612 10/10/48 1,578,433
Series - 2015 CR26 (Class B)
3,731,000 (b) COMM Mortgage Trust 4.612 10/10/48 3,284,046
Series - 2015 CR26 (Class C)
8,357,000 (b) COMM Mortgage Trust 4.696 10/10/48 7,926,707
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3.762 02/10/49 1,065,229
Series - 2016 CR28 (Class A4)
5,000,000 (b) COMM Mortgage Trust 4.739 02/10/49 4,794,556
Series - 2016 CR28 (Class B)
2,969,412 (b) COMM Mortgage Trust 4.497 05/10/51 2,744,887
Series - 2018 COR3 (Class AM)
4,205,000 (b) COMM Mortgage Trust 4.669 05/10/51 3,651,256
Series - 2018 COR3 (Class B)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,250,000 COMM Mortgage Trust 3.263% 08/15/57 $ 1,144,232
Series - 2019 GC44 (Class AM)
20,350,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8.780 03/25/42 21,412,001
Series - 2022 R03 (Class 1M2)
4,779,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 8.280 04/25/42 4,938,484
Series - 2022 R05 (Class 2M2)
31,740,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 9.130 05/25/42 33,758,950
Series - 2022 R06 (Class 1M2)
7,825,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8.880 07/25/42 8,275,072
Series - 2022 R08 (Class 1M2)
9,630,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 10.013 09/25/42 10,521,435
Series - 2022 R09 (Class 2M2)
720,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%) 12.013 09/25/42 801,594
Series - 2022 R09 (Class 2B1)
15,035,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 9.013 12/25/42 16,138,673
Series - 2023 R01 (Class 1M2)
1,000,000 (b),(d) CPT Mortgage Trust 3.097 11/13/39 754,888
Series - 2019 CPT (Class E)
2,500,000 (b),(d) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 2,389,148
Series - 2019 NQM1 (Class M1)
5,916,136 (b),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 5,224,133
Series - 2021 NQM8 (Class A3)
4,750,000 DBGS Mortgage Trust 4.466 10/15/51 4,633,215
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2.340 08/15/53 4,256,105
Series - 2020 C9 (Class AM)
4,860,000 (b),(d) DBSG Mortgage Trust 6.595 06/10/37 4,967,440
Series - 2024 ALTA (Class B)
1,200,000 (d) DBUBS Mortgage Trust 3.452 10/10/34 1,197,992
Series - 2017 BRBK (Class A)
1,698,024 (b),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%) 6.531 11/15/38 1,691,947
Series - 2021 ELP (Class C)
3,600,000 (b),(d) EQT Trust 5.655 07/05/41 3,695,365
Series - 2024 EXTR (Class B)
1,127,810 (b),(d) Flagstar Mortgage Trust 3.984 10/25/47 1,025,960
Series - 2017 2 (Class B3)
43,521 (b),(d) Flagstar Mortgage Trust 4.000 09/25/48 41,767
Series - 2018 5 (Class A11)
1,825,597 (b),(d) Flagstar Mortgage Trust 2.500 04/25/51 1,521,680
Series - 2021 2 (Class A4)
5,870,735 (b),(d) Flagstar Mortgage Trust 2.500 06/01/51 4,889,885
Series - 2021 4 (Class A21)
20,369,522 (b),(d) Flagstar Mortgage Trust 3.000 10/25/51 17,634,113
Series - 2021 10IN (Class A17)
1,425,000 (b),(d) GS Mortgage Securities Corp II, (TSFR1M + 1.364%) 6.461 11/15/36 1,412,238
Series - 2021 ARDN (Class A)
3,000,000 (b),(d) GS Mortgage Securities Corp II, (TSFR1M + 3.464%) 8.561 11/15/36 2,969,082
Series - 2021 ARDN (Class E)
1,238,000 (b),(d) GS Mortgage Securities Corp II 3.591 09/10/37 1,170,646
Series - 2017 375H (Class A)
2,590,000 (b) GS Mortgage Securities Corp II 3.777 05/10/50 2,526,618
Series - 2015 GC30 (Class AS)
3,010,000 (b) GS Mortgage Securities Corp II 3.992 03/10/51 2,935,813
Series - 2018 GS9 (Class A4)
1,625,000 (b) GS Mortgage Securities Corp II 4.155 07/10/51 1,586,832
Series - 2018 GS10 (Class A5)
6,500,000 (b),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%) 7.261 11/15/36 6,387,848
Series - 2021 ARDN (Class C)
2,000,000 (b),(d) GS Mortgage Securities Trust, (TSFR1M + 1.747%) 6.844 07/15/31 1,190,000
Series - 2018 TWR (Class C)
1,643,187 (b),(d) GS Mortgage Securities Trust 4.285 02/10/46 1,552,046
Series - 2013 GC10 (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,950,000 (b) GS Mortgage Securities Trust 4.526% 02/10/48 $ 2,802,825
Series - 2015 GC28 (Class C)
3,640,000 (b) GS Mortgage Securities Trust 4.018 07/10/48 3,591,670
Series - 2015 GC32 (Class AS)
3,779,000 (b) GS Mortgage Securities Trust 4.104 10/10/49 3,435,289
Series - 2016 GS3 (Class C)
4,185,000 (b) GS Mortgage Securities Trust 4.075 11/10/49 3,610,886
Series - 2016 GS4 (Class C)
3,627,065 GS Mortgage Securities Trust 3.467 03/10/50 3,582,501
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3.674 03/10/50 8,808,247
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3.433 05/10/50 4,142,356
Series - 2017 GS6 (Class A3)
1,500,000 GS Mortgage Securities Trust 3.638 05/10/50 1,396,378
Series - 2017 GS6 (Class AS)
3,000,000 GS Mortgage Securities Trust 3.837 11/10/50 2,916,983
Series - 2017 GS8 (Class ABP)
2,500,000 (b) GS Mortgage Securities Trust 4.462 11/10/50 2,245,743
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3.968 02/10/52 1,219,981
Series - 2019 GC38 (Class A4)
2,400,000 (b) GS Mortgage Securities Trust 4.158 02/10/52 2,290,465
Series - 2019 GC38 (Class AS)
1,000,000 (b) GS Mortgage Securities Trust 4.761 02/10/52 906,386
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3.001 09/10/52 5,112,570
Series - 2019 GC42 (Class A4)
1,361,000 (b) GS Mortgage Securities Trust 3.405 02/13/53 1,211,970
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2.012 12/12/53 4,692,107
Series - 2020 GSA2 (Class A5)
106,804 (b),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 102,482
Series - 2019 PJ2 (Class A1)
278,781 (b),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 267,501
Series - 2019 PJ2 (Class A4)
694,781 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 607,191
Series - 2020 PJ4 (Class A4)
31,950,283 (b),(d) GS Mortgage-Backed Securities Corp Trust 0.255 03/27/51 379,785
Series - 2020 PJ5 (Class AX1)
1,037,038 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 906,597
Series - 2020 PJ5 (Class A4)
2,038,351 (b),(d) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,700,726
Series - 2020 PJ6 (Class A4)
8,617,791 (b),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 7,183,138
Series - 2021 PJ5 (Class A4)
10,297,291 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 8,914,988
Series - 2022 PJ2 (Class A36)
3,318,732 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 2,877,369
Series - 2022 PJ4 (Class A36)
965,859 (b),(d) GS Mortgage-Backed Securities Trust 3.625 05/25/50 848,985
Series - 2020 PJ1 (Class B2)
1,146,564 (b),(d) GS Mortgage-Backed Securities Trust 3.028 12/25/51 930,989
Series - 2021 INV1 (Class B4)
17,802,842 (b),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 14,828,439
Series - 2021 PJ7 (Class A4)
9,035,630 (b),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,528,712
Series - 2021 PJ8 (Class A4)
3,174,656 (b),(d) GS Mortgage-Backed Securities Trust 2.721 01/25/52 2,561,120
Series - 2021 PJ7 (Class B2)
2,183,758 (b),(d) GS Mortgage-Backed Securities Trust 3.249 06/25/52 1,767,430
Series - 2022 LTV1 (Class B3)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 6,196,722 (b),(d) GS Mortgage-Backed Securities Trust 3.000% 07/25/52 $ 5,364,569
Series - 2022 INV1 (Class A4)
7,246,245 (b),(d) GS Mortgage-Backed Securities Trust 3.000 09/25/52 6,273,152
Series - 2022 HP1 (Class A4)
5,825,347 (b),(d) GS Mortgage-Backed Securities Trust 3.000 10/25/52 5,043,356
Series - 2022 PJ5 (Class A36)
4,594,986 (b),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 3,978,157
Series - 2022 PJ6 (Class A24)
7,204,666 (b),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 6,463,408
Series - 2023 PJ1 (Class A24)
6,500,000 (b),(d) HTL Commercial Mortgage Trust 7.324 05/10/39 6,741,333
Series - 2024 T53 (Class C)
1,500,000 (d) Hudson Yards Mortgage Trust 2.835 08/10/38 1,441,846
Series - 2016 10HY (Class A)
3,500,000 (b),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 3,330,443
Series - 2016 10HY (Class C)
3,000,000 (b),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 2,874,372
Series - 2016 10HY (Class B)
3,450,000 (b),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 2,939,232
Series - 2019 55HY (Class D)
2,750,000 (b),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 2,194,844
Series - 2019 55HY (Class E)
2,037,410 (b),(d) Imperial Fund Mortgage Trust 2.051 10/25/55 1,919,412
Series - 2020 NQM1 (Class A3)
1,000,000 (b),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 918,783
Series - 2020 NQM1 (Class M1)
3,000,000 (d) Jackson Park Trust 2.766 10/14/39 2,701,840
Series - 2019 LIC (Class A)
3,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Corp 4.379 07/05/31 2,592,451
Series - 2018 AON (Class B)
244,116 (b),(d) JP Morgan Chase Commercial Mortgage Securities Corp 4.115 01/15/46 226,880
Series - 2013 C13 (Class D)
822,000 JP Morgan Chase Commercial Mortgage Securities Corp 3.723 03/15/50 801,386
Series - 2017 JP5 (Class A5)
99,468 JP Morgan Chase Commercial Mortgage Securities Corp 3.379 09/15/50 96,386
Series - 2017 JP7 (Class A3)
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust 3.620 01/16/37 520,010
Series - 2020 NNN (Class DFX)
1,647,465 (b),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6.676 12/25/44 1,595,152
Series - 2015 1 (Class B1)
59,839 (b),(d) JP Morgan Mortgage Trust 3.500 05/25/45 56,147
Series - 2015 3 (Class A19)
365,475 (b),(d) JP Morgan Mortgage Trust 3.500 10/25/45 339,870
Series - 2015 6 (Class A13)
1,242,212 (b),(d) JP Morgan Mortgage Trust 3.500 09/25/48 1,130,728
Series - 2018 3 (Class A13)
2,384,926 (b),(d) JP Morgan Mortgage Trust 3.500 10/25/48 2,175,250
Series - 2018 5 (Class A13)
1,097,919 (b),(d) JP Morgan Mortgage Trust 5.425 10/26/48 1,098,182
Series - 2017 5 (Class A2)
123,043 (b),(d) JP Morgan Mortgage Trust 4.000 02/25/49 117,093
Series - 2018 9 (Class A13)
42,117 (b),(d) JP Morgan Mortgage Trust 4.000 05/25/49 40,192
Series - 2019 1 (Class A15)
3,441,123 (b),(d) JP Morgan Mortgage Trust 3.818 06/25/50 3,095,563
Series - 2020 1 (Class B2)
25,575,494 (b),(d) JP Morgan Mortgage Trust 0.137 07/25/51 192,504
Series - 2021 3 (Class AX1)
17,972,504 (b),(d) JP Morgan Mortgage Trust 0.131 08/25/51 127,901
Series - 2021 4 (Class AX1)
2,089,758 (b),(d) JP Morgan Mortgage Trust 2.881 08/25/51 1,701,888
Series - 2021 4 (Class B2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 34,585,562 (b),(d) JP Morgan Mortgage Trust 0.135% 10/25/51 $ 262,297
Series - 2021 6 (Class AX1)
4,363,669 (b),(d) JP Morgan Mortgage Trust 2.500 10/25/51 3,637,224
Series - 2021 6 (Class A15)
9,426,012 (b),(d) JP Morgan Mortgage Trust 0.400 12/25/51 216,055
Series - 2021 INV2 (Class AX4)
2,086,534 (b),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,737,928
Series - 2021 10 (Class A15)
2,164,707 (b),(d) JP Morgan Mortgage Trust 2.500 02/25/52 1,800,338
Series - 2021 12 (Class A15)
3,421,387 (b),(d) JP Morgan Mortgage Trust 2.500 05/25/52 2,845,490
Series - 2021 14 (Class A15)
2,095,310 (b),(d) JP Morgan Mortgage Trust 2.927 05/25/52 1,781,311
Series - 2021 LTV2 (Class A3)
14,721,916 (b),(d) JP Morgan Mortgage Trust 3.000 08/25/52 12,745,654
Series - 2022 2 (Class A25)
6,363,687 (b),(d) JP Morgan Mortgage Trust 3.000 09/25/52 5,509,112
Series - 2022 INV3 (Class A6)
8,933,983 (b),(d) JP Morgan Mortgage Trust 3.500 09/25/52 8,048,250
Series - 2022 LTV2 (Class A6)
5,902,919 (b),(d) JP Morgan Mortgage Trust 3.000 12/25/52 5,110,514
Series - 2022 7 (Class 1A17)
2,075,101 (b),(d) JP Morgan Mortgage Trust 4.000 12/25/52 1,928,214
Series - 2022 7 (Class 2A6A)
5,355,930 JPMBB Commercial Mortgage Securities Trust 4.110 09/15/47 5,134,547
Series - 2014 C22 (Class AS)
1,624,000 (b) JPMBB Commercial Mortgage Securities Trust 4.649 09/15/47 1,548,956
Series - 2014 C22 (Class B)
4,500,000 (b) JPMBB Commercial Mortgage Securities Trust 4.714 09/15/47 4,455,334
Series - 2014 C23 (Class B)
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 4.714 09/15/47 1,452,919
Series - 2014 C23 (Class C)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.898 02/15/48 904,445
Series - 2015 C27 (Class B)
2,000,000 (b) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 1,971,285
Series - 2015 C29 (Class AS)
1,600,000 (b) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,537,473
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 5,766,512
Series - 2015 C31 (Class AS)
3,000,000 (b) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 2,361,395
Series - 2015 C31 (Class C)
6,885,000 (b) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 5,892,659
Series - 2015 C31 (Class B)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 1,388,467
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4.023 12/15/48 2,956,103
Series - 2015 C33 (Class AS)
745,000 (b) JPMBB Commercial Mortgage Securities Trust 4.790 12/15/48 668,458
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 10,255,212
Series - 2016 C1 (Class A5)
2,645,000 (b),(d) JPMBB Commercial Mortgage Securities Trust 4.358 03/17/49 2,272,555
Series - 2016 C1 (Class D1)
1,606,000 (b) JPMBB Commercial Mortgage Securities Trust 4.858 03/17/49 1,472,424
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 838,729
Series - 2017 JP5 (Class A4)
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 3.744 09/15/50 1,615,533
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.123 06/13/52 2,351,719
Series - 2019 COR5 (Class A3)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,554,000 JPMDB Commercial Mortgage Securities Trust 2.180% 05/13/53 $ 4,621,191
Series - 2020 COR7 (Class A5)
3,625,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 2,764,345
Series - 2020 COR7 (Class AS)
953,068 (d) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 909,941
Series - 2013 GCP (Class A1)
589,118 (d) LSTAR Commercial Mortgage Trust 2.579 03/10/49 578,997
Series - 2016 4 (Class A2)
2,200,000 (d) LSTAR Commercial Mortgage Trust 4.021 03/10/50 2,075,864
Series - 2017 5 (Class AS)
1,500,000 (b),(d) Manhattan West 2.413 09/10/39 1,386,672
Series - 2020 1MW (Class B)
1,296,773 (b) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%) 2.278 01/25/37 1,263,857
Series - 2006 WMC1 (Class A1B)
2,760,598 (d) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,717,609
Series - 2014 C19 (Class LNC1)
872,227 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 851,038
Series - 2014 C19 (Class LNC2)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 2,485,092
Series - 2014 C19 (Class AS)
3,750,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 3,702,750
Series - 2014 C19 (Class B)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.605 02/15/48 2,480,348
Series - 2015 C20 (Class AS)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 5,839,624
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 3,260,512
Series - 2015 C22 (Class AS)
3,000,000 (b) Morgan Stanley Capital I Trust 3.779 05/15/48 2,966,376
Series - 2015 MS1 (Class A4)
4,371,776 Morgan Stanley Capital I Trust 2.606 08/15/49 4,296,108
Series - 2016 UB11 (Class ASB)
253,360 (b) Morgan Stanley Capital I Trust 6.282 12/12/49 90,576
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 1,264,247
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.177 07/15/51 984,453
Series - 2018 H3 (Class A5)
3,142,000 (b) Morgan Stanley Capital I Trust 4.429 07/15/51 3,058,294
Series - 2018 H3 (Class AS)
3,000,000 (b),(d) Morgan Stanley Capital I Trust 3.900 09/24/57 2,863,404
Series - 2024 NSTB (Class AS)
2,352,267 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 2,110,147
Series - 2021 4 (Class A4)
4,869,618 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 4,530,730
Series - 2023 1 (Class A7)
2,000,000 (d) MRCD Mortgage Trust 2.718 12/15/36 1,371,400
Series - 2019 PARK (Class D)
3,500,000 (d) MRCD Mortgage Trust 2.718 12/15/36 2,224,950
Series - 2019 PARK (Class E)
1,561,835 (b),(d) MSC Trust, (TSFR1M + 0.892%) 5.989 11/15/36 1,550,152
Series - 2021 ILP (Class A)
1,500,000 (b),(d) MSDB Trust 3.427 07/11/39 1,383,493
Series - 2017 712F (Class A)
5,517,572 (b),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5.915 07/15/36 4,983,341
Series - 2019 MILE (Class A)
2,500,000 (b),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%) 6.976 07/15/36 2,119,779
Series - 2019 MILE (Class B)
703,488 (d) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 670,698
Series - 2020 2PAC (Class A)
1,638,355 (b),(d) New Residential Mortgage Loan Trust 3.513 03/25/52 1,353,615
Series - 2022 INV1 (Class B4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 69,915 (b) New York Mortgage Trust, (TSFR1M + 0.594%) 5.449% 02/25/36 $ 69,194
Series - 2005 3 (Class A1)
4,665,000 (b),(d) NRTH Mortgage Trust, (TSFR1M + 1.641%) 6.738 03/15/39 4,674,658
Series - 2024 PARK (Class A)
3,750,000 (b),(d) NYC Trust, (TSFR1M + 2.840%) 7.936 08/15/29 3,781,236
Series - 2024 3ELV (Class C)
9,606,225 (b),(d) OBX Trust 2.500 07/25/51 8,001,268
Series - 2021 J2 (Class A19)
8,054,043 (b),(d) OBX Trust 3.500 08/25/52 7,325,502
Series - 2022 J2 (Class A1)
7,791,461 (b),(d) OBX Trust 4.000 10/25/52 7,237,372
Series - 2022 INV5 (Class A13)
1,997,791 (b),(d) Oceanview Mortgage Trust 2.500 05/25/51 1,665,207
Series - 2021 1 (Class A19)
2,172,901 (b),(d) Oceanview Mortgage Trust 4.500 11/25/52 2,094,409
Series - 2022 1 (Class A1)
2,200,000 (d) Olympic Tower Mortgage Trust 3.566 05/10/39 2,027,695
Series - 2017 OT (Class A)
8,030,000 (d) One Bryant Park Trust 2.516 09/15/54 7,155,945
Series - 2019 OBP (Class A)
14,934,004 (d) One Market Plaza Trust 3.614 02/10/32 13,647,182
Series - 2017 1MKT (Class A)
3,545,402 (b),(d) OPEN Trust, (TSFR1M + 5.236%) 10.332 10/15/28 3,586,699
Series - 2023 AIR (Class C)
2,500,000 (b),(d) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%) 6.091 07/15/38 2,391,642
Series - 2021 MF (Class A)
1,000,000 (d) RBS Commercial Funding, Inc Trust 3.511 03/11/31 912,313
Series - 2013 SMV (Class B)
2,527,873 (b),(d) RCKT Mortgage Trust 3.500 06/25/52 2,273,974
Series - 2022 4 (Class A22)
282,677 (b),(d) Sequoia Mortgage Trust 3.500 05/25/45 263,047
Series - 2015 2 (Class A1)
207,129 (b),(d) Sequoia Mortgage Trust 3.500 02/25/47 190,638
Series - 2017 2 (Class A19)
756,496 (b),(d) Sequoia Mortgage Trust 3.722 09/25/47 714,398
Series - 2017 6 (Class B1)
463,887 (b),(d) Sequoia Mortgage Trust 3.500 03/25/48 427,403
Series - 2018 3 (Class A1)
35,851 (b),(d) Sequoia Mortgage Trust 4.000 09/25/48 34,422
Series - 2018 7 (Class A19)
2,477,875 (b),(d) Sequoia Mortgage Trust 3.000 04/25/50 2,158,595
Series - 2020 3 (Class A19)
4,323,127 (b),(d) Sequoia Mortgage Trust 5.000 01/25/53 4,222,382
Series - 2023 1 (Class A19)
184,074 (b),(d) Shellpoint Co-Originator Trust 3.500 04/25/47 170,084
Series - 2017 1 (Class A19)
1,500,000 (d) SLG Office Trust 2.851 07/15/41 1,216,973
Series - 2021 OVA (Class E)
1,800,000 UBS Commercial Mortgage Trust 3.563 10/15/50 1,724,272
Series - 2017 C4 (Class A4)
2,250,000 UBS Commercial Mortgage Trust 4.334 10/15/51 2,206,623
Series - 2018 C13 (Class A4)
6,367,387 (b),(d) Verus Securitization Trust 2.240 10/25/66 5,512,412
Series - 2021 7 (Class A3)
325,326 (d) VSE VOI Mortgage LLC 4.020 02/20/36 324,753
Series - 2018 A (Class C)
1,500,000 (b),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%) 6.258 12/15/34 1,377,965
Series - 2017 SMP (Class A)
3,400,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 3,377,058
Series - 2014 LC18 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3.540 05/15/48 2,250,224
Series - 2015 C28 (Class A4)
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,100,000 (b) Wells Fargo Commercial Mortgage Trust 3.658% 05/15/48 $ 2,047,100
Series - 2015 NXS1 (Class B)
2,000,000 (b) Wells Fargo Commercial Mortgage Trust 4.220 05/15/48 1,843,028
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3.637 06/15/48 346,553
Series - 2015 C29 (Class A4)
2,029,830 (b) Wells Fargo Commercial Mortgage Trust 4.818 12/15/48 1,967,523
Series - 2015 P2 (Class C)
1,553,211 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 1,529,053
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 372,437
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,892,649
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3.467 04/15/50 1,694,051
Series - 2015 LC20 (Class AS)
2,000,000 (b) Wells Fargo Commercial Mortgage Trust 4.012 03/15/51 1,962,897
Series - 2018 C43 (Class A4)
9,313,000 Wells Fargo Commercial Mortgage Trust 5.820 08/15/57 9,816,038
Series - 2024 1 (Class AS)
1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 1,120,585
Series - 2015 NXS3 (Class D)
2,500,000 (b) Wells Fargo Commercial Mortgage Trust 3.972 09/15/57 2,462,801
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3.952 01/15/59 3,285,738
Series - 2016 C32 (Class AS)
2,500,000 (b) Wells Fargo Commercial Mortgage Trust 4.887 01/15/59 2,464,776
Series - 2016 C32 (Class B)
381,854 Wells Fargo Commercial Mortgage Trust 2.933 11/15/59 374,717
Series - 2016 C36 (Class ASB)
80,088 (b),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 77,202
Series - 2019 2 (Class A17)
1,035,588 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 950,834
Series - 2019 4 (Class A1)
728,919 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 638,877
Series - 2020 4 (Class A17)
10,712,635 (b),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 8,922,826
Series - 2021 2 (Class A17)
2,825,977 (b),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 2,350,301
Series - 2022 2 (Class A18)
3,238,652 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 2,803,736
Series - 2022 INV1 (Class A18)
5,600,963 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 5,038,403
Series - 2022 INV1 (Class A17)
189,733 (b),(d) WinWater Mortgage Loan Trust 3.927 06/20/44 162,658
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 986,529,153
TOTAL STRUCTURED ASSETS
(Cost $1,636,919,454) 1,558,236,442
COMMON STOCKS - 0.0%
MATERIALS - 0.0%
363,958 (i) Petra Diamonds Ltd 136,733
TOTAL MATERIALS 136,733
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (i) Bright Bidco BV 5,310
7,607 (i) Bright Bidco BV 3,887
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,197
SOFTWARE & SERVICES - 0.0%
1,010 (i) Avaya, Inc 6,565

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
4,815 (i) Avaya, Inc $ 31,297
TOTAL SOFTWARE & SERVICES 37,862
TOTAL COMMON STOCKS
(Cost $949,850) 183,792
INVESTMENT COMPANIES - 0.7%
2,908,491 Nuveen Ultra Short Income ETF 73,570,280
TOTAL INVESTMENT COMPANIES
(Cost $73,349,803) 73,570,280
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 Morgan Stanley 5,062,000
208,700 Morgan Stanley 5,549,333
TOTAL FINANCIAL SERVICES 10,611,333
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,611,333
TOTAL LONG-TERM INVESTMENTS
(Cost $11,011,175,592) 10,643,045,354
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.0%
$ 157,000 Federal National Mortgage Association (FNMA) 0.000% 10/23/24 156,534
TOTAL GOVERNMENT AGENCY DEBT 156,534
REPURCHASE AGREEMENT - 0.6%
71,500,000 (j) Bank of New York Mellon 4.860 10/01/24 71,500,000
TOTAL REPURCHASE AGREEMENT 71,500,000
TREASURY DEBT - 0.7%
5,347,000 United States Treasury Bill 0.000 10/01/24 5,347,000
10,000,000 United States Treasury Bill 0.000 10/03/24 9,997,391
10,000,000 United States Treasury Bill 0.000 10/10/24 9,988,387
6,250,000 United States Treasury Bill 0.000 10/15/24 6,238,545
40,000,000 United States Treasury Bill 0.000 10/29/24 39,852,533
5,000,000 United States Treasury Bill 0.000 11/26/24 4,963,610
TOTAL TREASURY DEBT 76,387,466
TOTAL SHORT-TERM INVESTMENTS
(Cost $148,034,979) 148,044,000
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
120,318,843 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5.020 (l) 120,318,843
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $120,318,843) 120,318,843
TOTAL INVESTMENTS - 100.9%
(Cost $11,279,529,414) 10,911,408,197
OTHER ASSETS & LIABILITIES, NET - (0.9)% (100,989,438)
NET ASSETS - 100.0% $ 10,810,418,759
Core Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
RON Romanian Leu
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a)
When-issued or delayed delivery security.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,389,299,672 or 21.9% of Total Investments.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,298,673.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
Non-income producing
(j) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $72,017,982 on 10/1/24, collateralized by Government Agency Securities, with coupon rates 1.625%–4.375% and maturity dates 7/31/26–5/15/31, valued at $72,930,036.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 933,941 $ 1,039,453 Bank of America, N.A. 10/15/24  $ 845
EUR 7,704 $ 8,575 Bank of America, N.A. 10/15/24 6
Total  $ 851
$ 4,716,623 EUR 4,320,022 Morgan Stanley Capital Services 10/15/24  $ (95,360)
EUR 1,643,799 $ 1,835,248 Morgan Stanley Capital Services 10/15/24 (4,254)
Total  $ (99,614)
Total  $ (98,763)
EUR Euro

See Notes to Financial Statements
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 12/20/29 $218,000,000 $(16,332,294) $(15,914,000) $(418,294)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
Core Impact Bond
Consolidated Portfolio of Investments September 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
BANK LOAN OBLIGATIONS - 0.6%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/25 $ 45
TOTAL CAPITAL GOODS 45
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
13,839,571 (c) LTR Intermediate Holdings, Inc, (TSFR1M + 4.500%) 9.460 05/05/28 13,449,088
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,449,088
UTILITIES - 0.4%
6,469,503 (c) Constellation Renewables LLC, (TSFR3M + 2.250%) 7.307 12/15/27 6,486,485
17,009,925 (c) TerraForm Power Operating LLC, (TSFR3M + 2.500%) 7.204 05/21/29 17,057,808
3,980,000 (c) Vistra Operations Co LLC, (TSFR1M + 2.750%) 7.595 04/30/31 3,996,417
TOTAL UTILITIES 27,540,710
TOTAL BANK LOAN OBLIGATIONS
(Cost $41,440,890) 40,989,843
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 26.2%
AUTOMOBILES & COMPONENTS - 0.5%
6,650,000 Ford Motor Co 3.250 02/12/32 5,663,307
11,025,000 Magna International, Inc 2.450 06/15/30 9,958,225
10,650,000 Toyota Motor Credit Corp 2.150 02/13/30 9,610,033
2,260,000 (d) ZF North America Capital, Inc 6.875 04/14/28 2,281,278
4,980,000 (d) ZF North America Capital, Inc 7.125 04/14/30 5,162,113
TOTAL AUTOMOBILES & COMPONENTS 32,674,956
BANKS - 3.4%
4,753,000 Bank of America Corp 6.100 N/A(e) 4,759,564
10,000,000 Bank of Montreal 3.803 12/15/32 9,718,239
8,875,000 Bank of Montreal 7.700 05/26/84 9,365,628
6,275,000 Barclays plc 4.837 09/10/28 6,327,782
8,150,000 Barclays plc 4.942 09/10/30 8,217,357
11,375,000 (d) BNP Paribas S.A. 5.894 12/05/34 12,280,446
2,500,000 (d) BNP Paribas S.A. 8.500 N/A(e) 2,682,107
2,000,000 Citigroup, Inc 5.833 10/30/24 2,000,931
9,528,000 Citigroup, Inc 1.281 11/03/25 9,491,079
5,025,000 Citigroup, Inc 7.625 N/A(e) 5,368,579
10,000,000 (d) Credit Agricole S.A. 5.335 01/10/30 10,290,210
10,000,000 (d) Credit Agricole S.A. 6.251 01/10/35 10,672,641
7,025,000 Deutsche Bank AG. 6.819 11/20/29 7,562,166
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5.147 11/27/28 5,175,732
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5.250 04/26/29 9,404,630
9,925,000 HSBC Holdings plc 6.161 03/09/29 10,449,486
5,125,000 HSBC Holdings plc 6.875 N/A(e) 5,279,298
3,650,000 (d) Intesa Sanpaolo S.p.A 6.625 06/20/33 3,989,627
13,800,000 (d) Intesa Sanpaolo S.p.A 7.200 11/28/33 15,720,424
15,000,000 (d) Intesa Sanpaolo S.p.A 7.800 11/28/53 17,985,140
12,575,000 JPMorgan Chase & Co 5.571 04/22/28 12,965,694
4,500,000 JPMorgan Chase & Co 5.766 04/22/35 4,849,280
12,475,000 JPMorgan Chase & Co 6.875 N/A(e) 13,376,830
5,990,000 JPMorgan Chase & Co 3.650 N/A(e) 5,794,976
7,750,000 Morgan Stanley Bank NA 5.504 05/26/28 7,994,295
3,700,000 NatWest Group plc 8.125 N/A(e) 4,036,448
3,375,000 (d) Royal Bank of Canada 1.050 09/14/26 3,193,704
10,000,000 (d) Royal Bank of Canada 4.851 12/14/26 10,194,802
2,500,000 (d) Shinhan Financial Group Co Ltd 5.000 07/24/28 2,543,076
TOTAL BANKS 231,690,171
CAPITAL GOODS - 0.5%
8,875,000 Air Lease Corp 5.100 03/01/29 9,088,447
2,625,000 Air Lease Corp 6.000 N/A(e) 2,597,905
9,000,000 Conservation Fund 3.474 12/15/29 8,450,192
8,725,000 Cummins, Inc 5.450 02/20/54 9,229,903

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.5% (continued)
$ 6,250,000 (d) Sociedad de Transmision Austral S.A. 4.000% 01/27/32 $ 5,770,866
TOTAL CAPITAL GOODS 35,137,313
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
4,025,000 (d) Ambipar Lux Sarl 9.875 02/06/31 4,176,123
9,500,000 Automatic Data Processing, Inc 1.700 05/15/28 8,820,853
12,875,000 Automatic Data Processing, Inc 1.250 09/01/30 11,039,333
8,200,000 Automatic Data Processing, Inc 4.450 09/09/34 8,218,986
12,760,000 Rockefeller Foundation 2.492 10/01/50 8,549,940
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 40,805,235
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
5,525,000 Lowe's Cos, Inc 2.800 09/15/41 4,056,769
5,300,000 Lowe's Cos, Inc 5.750 07/01/53 5,592,390
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,649,159
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2.400 05/15/31 4,522,574
TOTAL CONSUMER DURABLES & APPAREL 4,522,574
CONSUMER SERVICES - 0.7%
8,475,000 Choice Hotels International, Inc 5.850 08/01/34 8,739,900
5,820,000 Enterprise Community Loan Fund, Inc 4.152 11/01/28 5,748,105
2,250,000 Mary Free Bed Rehabilitation Hospital 3.786 04/01/51 1,739,692
11,525,000 Massachusetts Higher Education Assistance Corp 2.673 07/01/31 10,007,649
9,500,000 Mather Foundation 2.675 10/01/31 8,313,066
30,000 Salvation Army 5.637 09/01/26 30,338
5,000,000 Salvation Army 4.528 09/01/48 4,792,524
6,100,000 Starbucks Corp 2.450 06/15/26 5,935,851
TOTAL CONSUMER SERVICES 45,307,125
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
2,000,000 (d) Alimentation Couche-Tard, Inc 3.625 05/13/51 1,504,255
10,625,000 SYSCO Corp 5.750 01/17/29 11,229,157
10,750,000 SYSCO Corp 2.400 02/15/30 9,747,169
18,025,000 Walmart, Inc 1.800 09/22/31 15,676,152
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 38,156,733
ENERGY - 2.8%
2,125,000 BP Capital Markets America, Inc 4.699 04/10/29 2,168,581
6,050,000 BP Capital Markets America, Inc 4.893 09/11/33 6,155,887
9,875,000 BP Capital Markets America, Inc 2.772 11/10/50 6,495,505
6,950,000 (f) BP Capital Markets plc 6.450 N/A(e) 7,310,933
8,088,000 Cheniere Energy Partners LP 4.000 03/01/31 7,654,391
4,850,000 Cheniere Energy Partners LP 5.950 06/30/33 5,132,008
7,525,000 ConocoPhillips Co 5.050 09/15/33 7,788,213
8,875,000 ConocoPhillips Co 5.300 05/15/53 8,969,236
4,510,000 ConocoPhillips Co 5.550 03/15/54 4,715,144
10,000,000 Enbridge, Inc 5.625 04/05/34 10,488,155
7,725,000 Equinor ASA 2.375 05/22/30 7,051,775
3,000,000 Equinor ASA 3.950 05/15/43 2,624,763
9,110,000 Equinor ASA 3.250 11/18/49 6,847,618
5,825,000 Marathon Oil Corp 5.300 04/01/29 6,040,078
6,725,000 MPLX LP 5.500 06/01/34 6,909,144
5,000,000 (d) New York State Electric & Gas Corp 5.650 08/15/28 5,209,808
2,000,000 (d) New York State Electric & Gas Corp 5.850 08/15/33 2,118,356
2,025,000 (f) Occidental Petroleum Corp 6.050 10/01/54 2,055,883
6,825,000 Pioneer Natural Resources Co 5.100 03/29/26 6,921,269
2,950,000 (d) Raizen Fuels Finance S.A. 6.450 03/05/34 3,122,298
7,875,000 TotalEnergies Capital S.A. 4.724 09/10/34 7,914,556
4,350,000 TotalEnergies Capital S.A. 5.488 04/05/54 4,495,480
14,025,000 TotalEnergies Capital S.A. 5.275 09/10/54 14,045,203
10,550,000 TotalEnergies Capital S.A. 5.638 04/05/64 11,000,915
10,850,000 TotalEnergies Capital S.A. 5.425 09/10/64 10,919,781
3,000,000 Williams Cos, Inc 5.300 08/15/28 3,097,130
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.8% (continued)
$ 23,000,000 Woodside Finance Ltd 5.100% 09/12/34 $ 22,846,485
TOTAL ENERGY 190,098,595
FINANCIAL SERVICES - 3.6%
3,419,800 BB Blue Financing DAC 4.395 09/20/29 3,454,835
10,000,000 BB Blue Financing DAC 4.395 09/20/37 10,305,753
11,645,000 Community Preservation Corp 2.867 02/01/30 10,579,073
10,400,000 Ford Foundation 2.815 06/01/70 6,625,462
1,609,000 Goldman Sachs Group, Inc 0.855 02/12/26 1,583,253
10,000,000 (d) GPS Blue Financing DAC 5.645 11/09/41 10,050,000
8,600,000 (d) Hannon Armstrong Sustainable Infrastructure Capital, Inc 6.375 07/01/34 8,803,228
3,500,000 (d) HAT Holdings I LLC 3.375 06/15/26 3,389,346
3,000,000 (d),(f) HAT Holdings I LLC 3.750 09/15/30 2,708,620
2,630,894 HNA LLC 2.369 09/18/27 2,537,586
6,935,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 7,211,702
4,500,000 Low Income Investment Fund 3.386 07/01/26 4,379,155
10,000,000 Low Income Investment Fund 3.711 07/01/29 9,283,049
7,725,000 Mastercard, Inc 1.900 03/15/31 6,779,414
2,500,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 2,076,020
6,500,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 6,374,121
1,925,000 NHP Foundation 5.850 12/01/28 2,034,725
4,850,000 NHP Foundation 6.000 12/01/33 5,290,041
10,000,000 Private Export Funding Corp (PEFCO) 4.300 12/15/28 10,185,183
10,000,000 Private Export Funding Corp (PEFCO) 4.600 02/15/34 10,160,585
2,500,000 Reinvestment Fund, Inc 3.366 11/01/24 2,493,015
5,000,000 Reinvestment Fund, Inc 3.513 11/01/25 4,853,686
5,000,000 Reinvestment Fund, Inc 3.880 02/15/27 4,732,776
2,800,000 (d) Starwood Property Trust, Inc 7.250 04/01/29 2,935,974
13,175,000 (d),(g) Starwood Property Trust, Inc 6.000 04/15/30 13,180,362
7,272,831 Thirax  LLC 1.462 03/07/33 6,464,050
8,750,000 (d) UBS Group AG. 5.428 02/08/30 9,045,934
9,375,000 (d) UBS Group AG. 5.617 09/13/30 9,795,910
10,000,000 (d) UBS Group AG. 2.746 02/11/33 8,666,716
9,950,000 (d) UBS Group AG. 6.301 09/22/34 10,921,322
6,150,000 (d) UBS Group AG. 5.699 02/08/35 6,491,828
4,050,000 (d) UBS Group AG. 9.250 N/A(e) 4,477,684
3,375,000 (d) UBS Group AG. 9.250 N/A(e) 3,980,252
10,000,000 Visa, Inc 1.100 02/15/31 8,378,373
3,450,000 (d) WLB Asset II B Pte Ltd 3.950 12/10/24 3,316,359
5,425,000 (d) WLB Asset II C Pte Ltd 3.900 12/23/25 5,136,689
10,000,000 (d) WLB Asset II D Pte Ltd 6.500 12/21/26 9,417,934
9,750,000 (d) WLB Asset VI Pte Ltd 7.250 12/21/27 10,320,277
TOTAL FINANCIAL SERVICES 248,420,292
FOOD, BEVERAGE & TOBACCO - 0.8%
3,725,000 Campbell Soup Co 5.200 03/21/29 3,858,009
10,125,000 (d) Mars, Inc 4.650 04/20/31 10,213,295
7,000,000 (d) NBM US Holdings, Inc 6.625 08/06/29 7,123,172
6,600,000 (d) Nestle Holdings, Inc 4.950 03/14/30 6,852,240
10,000,000 PepsiCo, Inc 3.900 07/18/32 9,840,173
20,310,000 PepsiCo, Inc 2.875 10/15/49 14,515,148
TOTAL FOOD, BEVERAGE & TOBACCO 52,402,037
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
10,000,000 Kaiser Foundation Hospitals 2.810 06/01/41 7,711,012
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,711,012
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
5,300,000 Procter & Gamble Co 3.000 03/25/30 5,077,026
12,125,000 Procter & Gamble Co 1.200 10/29/30 10,371,260
10,875,000 Procter & Gamble Co 4.550 01/29/34 11,232,261
14,500,000 Unilever Capital Corp 4.875 09/08/28 14,942,373
6,125,000 Unilever Capital Corp 1.375 09/14/30 5,241,720
11,600,000 Unilever Capital Corp 4.625 08/12/34 11,768,208

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.0% (continued)
$ 9,425,000 Unilever Capital Corp 2.625% 08/12/51 $ 6,466,628
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 65,099,476
INSURANCE - 0.5%
12,075,000 (d) Five Corners Funding Trust II 2.850 05/15/30 11,158,236
4,100,000 (d) Metropolitan Life Global Funding I 0.950 07/02/25 3,997,209
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5.875 05/23/42 11,942,412
11,135,000 (d) USAA Capital Corp 2.125 05/01/30 9,959,861
TOTAL INSURANCE 37,057,718
MATERIALS - 1.2%
10,500,000 Air Products and Chemicals, Inc 4.800 03/03/33 10,846,223
2,755,000 (d) Alcoa Nederland Holding BV 7.125 03/15/31 2,936,899
10,000,000 Amcor Group Finance plc 5.450 05/23/29 10,362,076
7,250,000 (d) Cemex SAB de C.V. 9.125 N/A(e) 7,908,267
8,500,000 Dow Chemical Co 5.150 02/15/34 8,733,346
10,750,000 (d),(f) FMG Resources August 2006 Pty Ltd 6.125 04/15/32 10,995,734
3,775,000 (d) LD Celulose International GmbH 7.950 01/26/32 3,874,094
1,300,000 LG Chem Ltd 3.250 10/15/24 1,299,058
2,490,000 (d) LG Chem Ltd 3.625 04/15/29 2,401,570
6,900,000 Nutrien Ltd 5.200 06/21/27 7,076,143
11,125,000 Nutrien Ltd 5.400 06/21/34 11,515,039
4,541,400 (d) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 4,637,855
TOTAL MATERIALS 82,586,304
MEDIA & ENTERTAINMENT - 0.2%
11,250,000 Comcast Corp 4.650 02/15/33 11,410,875
TOTAL MEDIA & ENTERTAINMENT 11,410,875
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
13,250,000 Johnson & Johnson 4.900 06/01/31 13,924,390
8,300,000 Johnson & Johnson 2.250 09/01/50 5,370,146
6,650,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/25 6,657,489
6,475,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 6,592,531
15,000,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 15,516,656
2,500,000 Pfizer, Inc 2.625 04/01/30 2,319,236
5,400,000 Pfizer, Inc 1.750 08/18/31 4,634,518
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 55,014,966
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
8,000,000 National Community Renaissance of California 3.270 12/01/32 6,909,584
9,775,000 Preservation Of Affordable Housing, Inc 4.479 12/01/32 9,318,371
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,227,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
10,050,000 Intel Corp 4.150 08/05/32 9,576,441
10,000,000 Texas Instruments, Inc 5.050 05/18/63 10,034,493
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,610,934
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
11,850,000 Apple, Inc 3.000 06/20/27 11,639,725
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,639,725
TELECOMMUNICATION SERVICES - 0.1%
9,547,000 Verizon Communications, Inc 2.550 03/21/31 8,524,678
TOTAL TELECOMMUNICATION SERVICES 8,524,678
TRANSPORTATION - 0.2%
5,066,976 (d) Air Canada Pass Through Trust 4.125 05/15/25 5,028,425
5,220,248 (d) Air Canada Pass Through Trust 3.300 01/15/30 4,875,596
6,000,000 Norfolk Southern Corp 2.300 05/15/31 5,314,796
TOTAL TRANSPORTATION 15,218,817
UTILITIES - 7.7%
5,000,000 AES Corp 5.450 06/01/28 5,146,938
2,000,000 AES Corp 7.600 01/15/55 2,104,082
6,725,000 Algonquin Power & Utilities Corp 5.365 06/15/26 6,806,276
3,325,000 (d) AltaGas Ltd 7.200 10/15/54 3,396,100
12,350,000 Ameren Illinois Co 2.900 06/15/51 8,452,979
4,500,000 Atlantic City Electric Co 2.300 03/15/31 3,959,432
3,345,000 Avangrid, Inc 3.150 12/01/24 3,332,436
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 7.7% (continued)
$ 10,000,000 Avangrid, Inc 3.800% 06/01/29 $ 9,724,602
7,050,000 (d) Brooklyn Union Gas Co 4.632 08/05/27 7,042,316
10,000,000 (d) Brooklyn Union Gas Co 4.866 08/05/32 9,761,566
3,050,000 CMS Energy Corp 4.750 06/01/50 2,943,168
3,850,000 (d) Colbun S.A. 3.150 01/19/32 3,393,973
14,500,000 Commonwealth Edison Co 2.750 09/01/51 9,568,814
5,600,000 Connecticut Light and Power Co 4.650 01/01/29 5,694,432
6,475,000 (d) Consorcio Transmantaro SA 4.700 04/16/34 6,336,091
5,200,000 Consumers Energy Co 4.600 05/30/29 5,305,157
14,292,962 (d) Continental Wind LLC 6.000 02/28/33 14,782,786
4,138,000 Dominion Energy, Inc 2.250 08/15/31 3,579,596
3,425,000 Dominion Energy, Inc 7.000 06/01/54 3,739,507
8,325,000 Dominion Energy, Inc 4.350 N/A(e) 8,108,135
16,725,000 DTE Electric Co 1.900 04/01/28 15,548,758
9,025,000 DTE Electric Co 3.250 04/01/51 6,711,639
3,688,000 Duke Energy Carolinas LLC 2.850 03/15/32 3,328,546
10,000,000 Duke Energy Florida LLC 2.500 12/01/29 9,255,761
10,000,000 Duke Energy Florida LLC 3.000 12/15/51 6,932,546
1,000,000 Duke Energy Progress LLC 3.450 03/15/29 973,668
7,059,000 (d) Electricite de France S.A. 3.625 10/13/25 6,989,902
6,375,000 Florida Power & Light Co 4.625 05/15/30 6,538,946
6,250,000 Georgia Power Co 3.250 03/15/51 4,610,140
2,700,000 Georgia Power Co 5.125 05/15/52 2,702,935
1,518,850 (d) India Cleantech Energy 4.700 08/10/26 1,470,399
9,700,000 Interstate Power and Light Co 3.500 09/30/49 7,264,441
10,750,000 (d) Liberty Utilities Finance GP 2.050 09/15/30 9,255,409
2,498,000 (d) Massachusetts Electric Co 1.729 11/24/30 2,101,656
6,875,000 MidAmerican Energy Co 3.100 05/01/27 6,728,528
5,000,000 MidAmerican Energy Co 5.350 01/15/34 5,307,180
12,626,000 National Fuel Gas Co 5.500 01/15/26 12,739,922
200,000 National Fuel Gas Co 3.950 09/15/27 196,408
11,274,000 National Fuel Gas Co 2.950 03/01/31 9,950,969
11,250,000 (d) New York State Electric & Gas Corp 2.150 10/01/31 9,447,518
13,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 13,328,633
6,275,000 NextEra Energy Capital Holdings, Inc 6.750 06/15/54 6,771,302
2,034,000 (d),(f) NextEra Energy Operating Partners LP 7.250 01/15/29 2,144,608
11,750,000 (d) Niagara Mohawk Power Corp 1.960 06/27/30 10,300,836
5,200,000 Northern States Power Co 2.900 03/01/50 3,636,266
7,050,000 Northern States Power Co 3.200 04/01/52 5,138,316
8,125,000 Northern States Power Co 5.400 03/15/54 8,580,130
5,250,000 Northwest Natural Gas Co 3.078 12/01/51 3,461,094
17,028,000 Pacific Gas and Electric Co 6.700 04/01/53 19,488,509
6,000,000 PG&E Recovery Funding LLC 4.838 06/01/35 6,148,468
11,375,000 PG&E Recovery Funding LLC 5.231 06/01/42 12,007,511
4,750,000 PG&E Recovery Funding LLC 5.529 06/01/51 5,025,962
7,075,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 5,109,742
1,900,000 PPL Electric Utilities Corp 4.850 02/15/34 1,943,151
3,625,000 Public Service Co of Colorado 3.200 03/01/50 2,592,352
10,600,000 Public Service Co of Colorado 5.750 05/15/54 11,481,606
6,061,000 Public Service Electric and Gas Co 4.650 03/15/33 6,146,847
6,150,000 Public Service Electric and Gas Co 3.200 08/01/49 4,569,904
4,850,000 (d) RWE Finance US LLC 5.875 04/16/34 5,070,777
10,000,000 (d) RWE Finance US LLC 6.250 04/16/54 10,488,128
4,175,000 San Diego Gas & Electric Co 4.950 08/15/28 4,289,976
15,000,000 San Diego Gas & Electric Co 2.950 08/15/51 10,528,805
2,347,146 SCE Recovery Funding LLC 1.977 11/15/28 2,244,419
7,100,000 SCE Recovery Funding LLC 2.943 11/15/42 6,053,293
2,640,000 SCE Recovery Funding LLC 3.240 11/15/46 2,046,622
3,594,216 (d) Solar Star Funding LLC 3.950 06/30/35 3,344,804
4,217,682 (d) Solar Star Funding LLC 5.375 06/30/35 4,280,400
8,430,000 Southern California Edison Co 2.750 02/01/32 7,499,417
8,325,000 Southern California Edison Co 5.200 06/01/34 8,628,961

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 7.7% (continued)
$ 5,000,000 Southern California Edison Co 3.450% 02/01/52 $ 3,720,500
7,000,000 Southwestern Electric Power Co 3.250 11/01/51 4,845,128
18,529,000 Southwestern Public Service Co 3.150 05/01/50 12,945,528
1,270,000 (d) Sunnova Energy Corp 5.875 09/01/26 1,185,783
16,046,470 (d) Sweihan PV Power Co PJSC 3.625 01/31/49 13,639,499
2,000,000 (d) TerraForm Power Operating LLC 5.000 01/31/28 1,978,685
6,273,248 (d) Topaz Solar Farms LLC 4.875 09/30/39 5,645,923
11,146,383 (d) Topaz Solar Farms LLC 5.750 09/30/39 11,031,041
5,821,256 (d) UEP Penonome II S.A. 6.500 10/01/38 5,044,047
10,000,000 Union Electric Co 2.150 03/15/32 8,566,645
16,400,000 Union Electric Co 2.625 03/15/51 10,637,691
5,425,000 (d) Vistra Corp 7.000 N/A(e) 5,537,862
TOTAL UTILITIES 528,362,828
TOTAL CORPORATE BONDS
(Cost $1,851,444,225) 1,787,329,478
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 59.2%
AGENCY SECURITIES - 2.7%
1,269,534 Canal Barge Co, Inc 4.500 11/12/34 1,265,775
11,874,870 Crowley Conro LLC 4.181 08/15/43 11,104,797
208,929 Ethiopian Leasing LLC 2.566 08/14/26 207,212
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.540 08/17/35 18,908,270
8,600,000 Federal National Mortgage Association (FNMA) 0.625 04/22/25 8,426,138
16,800,000 (f) FNMA 0.875 08/05/30 14,312,503
9,000,000 FNMA 1.625 08/24/35 6,869,630
10,909,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 10,775,739
990,000 (c) Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%) 5.034 09/15/30 983,807
10,519,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 10,478,353
8,150,000 PEFCO 3.250 06/15/25 8,090,613
7,099,000 PEFCO 3.900 10/15/27 7,148,300
20,603,300 Thirax  LLC 0.968 01/14/33 18,017,048
3,255,449 Thirax 2 LLC 2.320 01/22/34 2,972,360
3,630,000 Tote Shipholdings LLC 3.400 10/16/40 3,198,874
2,336,000 Tote Shipholdings LLC 3.450 01/22/41 2,057,725
1,775,000 United States International Development Finance Corp 1.440 04/15/28 1,651,538
1,000,000 United States International Development Finance Corp 1.650 04/15/28 935,927
1,206,960 United States International Development Finance Corp 1.050 10/15/29 1,116,505
3,914,463 United States International Development Finance Corp 1.790 10/15/29 3,692,286
9,786,158 United States International Development Finance Corp 2.360 10/15/29 9,367,806
1,166,400 United States International Development Finance Corp 4.140 05/15/30 1,167,576
4,877,400 United States International Development Finance Corp 2.040 06/15/35 4,373,319
3,754,350 United States International Development Finance Corp 1.670 07/15/38 3,132,849
8,731,046 United States International Development Finance Corp 2.290 07/15/38 7,595,455
4,802,075 United States International Development Finance Corp 2.450 07/15/38 4,221,466
3,726,000 US Department of Housing and Urban Development (HUD) 2.870 08/01/27 3,631,405
420,000 HUD 5.380 08/01/27 421,373
4,675,000 HUD 2.985 08/01/28 4,526,794
1,931,000 HUD 3.185 08/01/29 1,851,392
1,750,000 HUD 3.585 08/01/37 1,593,024
500,000 VCM Lease S.A. 2.516 09/28/27 483,276
3,654,000 Vessel Management Services, Inc 3.432 08/15/36 3,319,918
6,870,000 Vessel Management Services, Inc 3.477 01/16/37 6,260,976
TOTAL AGENCY SECURITIES 184,160,029
FOREIGN GOVERNMENT BONDS - 9.3%
17,925,000 African Development Bank 4.125 02/25/27 18,097,924
9,475,000 African Development Bank 3.500 09/18/29 9,406,513
7,350,000 African Development Bank 5.750 08/07/72 7,306,608
11,850,000 (d) Arab Petroleum Investments Corp 1.483 10/06/26 11,207,315
14,000,000 (d) Arab Petroleum Investments Corp 5.428 05/02/29 14,595,672
1,000,000 Asian Development Bank 2.125 03/19/25 989,149
9,670,000 Asian Development Bank 4.625 06/13/25 9,692,629
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 9,732,000 Asian Development Bank 1.750% 08/14/26 $ 9,383,106
12,694,000 Asian Development Bank 3.125 09/26/28 12,485,756
10,000,000 Asian Development Bank 3.875 06/14/33 10,015,233
5,375,000 Asian Infrastructure Investment Bank 4.875 09/14/26 5,486,354
10,000,000 Asian Infrastructure Investment Bank 4.125 01/18/29 10,192,399
10,000,000 Asian Infrastructure Investment Bank 4.250 03/13/34 10,272,832
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 7,324,136
17,250,000 (d) BNG Bank NV 3.500 05/19/28 17,132,694
8,125,000 Brazilian Government International Bond 6.125 01/22/32 8,348,148
8,500,000 (d) Caisse d'Amortissement de la Dette Sociale 0.375 09/23/25 8,192,014
4,750,000 (d),(f) Caisse d'Amortissement de la Dette Sociale 1.375 01/20/31 4,083,716
5,000,000 Caisse d'Amortissement de la Dette Sociale 2.125 01/26/32 4,438,119
19,600,000 Canada Government International Bond 2.875 04/28/25 19,438,415
12,605,000 Canada Government International Bond 3.750 04/26/28 12,661,583
7,000,000 (d) CDP Financial, Inc 1.000 05/26/26 6,673,687
1,460,000 (c) Central American Bank for Economic Integration, (TSFR3M + 1.112%) 6.230 11/15/24 1,460,204
1,455,000 Central American Bank for Economic Integration 5.000 02/09/26 1,466,758
8,025,000 Colombia Government International Bond 8.000 11/14/35 8,553,234
4,625,000 Council Of Europe Development Bank 3.000 06/16/25 4,583,265
5,725,000 (d) Dominican Republic International Bond 6.600 06/01/36 6,066,685
1,000,000 European Bank for Reconstruction & Development 1.500 02/13/25 988,530
1,250,000 European Investment Bank 2.375 05/24/27 1,210,692
3,725,000 European Investment Bank 0.625 10/21/27 3,404,926
3,750,000 European Investment Bank 3.250 11/15/27 3,712,260
10,500,000 European Investment Bank 1.625 10/09/29 9,542,345
10,279,000 European Investment Bank 0.750 09/23/30 8,694,437
5,000,000 European Investment Bank 4.375 10/10/31 5,206,000
10,875,000 Export Development Canada 3.375 08/26/25 10,802,978
11,250,000 Export Development Canada 3.750 09/07/27 11,281,843
13,050,000 Export Development Canada 3.875 02/14/28 13,137,123
10,000,000 Export Development Canada 4.125 02/13/29 10,178,438
14,925,000 Export Development Canada 4.750 06/05/34 15,940,683
4,500,000 Inter-American Development Bank 4.500 05/15/26 4,546,373
2,500,000 Inter-American Development Bank 1.125 01/13/31 2,137,716
12,250,000 (f) Inter-American Development Bank 3.500 04/12/33 11,920,785
10,625,000 Inter-American Investment Corp 2.625 04/22/25 10,516,640
17,500,000 Inter-American Investment Corp 4.126 02/15/28 17,728,219
20,000,000 International Bank for Reconstruction & Development 0.000 03/31/27 18,215,180
5,000,000 International Bank for Reconstruction & Development 0.000 03/31/28 4,959,240
26,000,000 International Bank for Reconstruction & Development 1.745 07/31/33 26,392,080
2,900,000 International Bank for Reconstruction & Development 2.750 05/31/36 2,469,060
5,000,000 (d) International Development Association 0.875 04/28/26 4,768,662
5,000,000 International Finance Corp 4.750 03/16/26 5,038,799
4,575,000 International Finance Corp 2.126 04/07/26 4,456,050
9,893,000 International Finance Facility for Immunisation Co 1.000 04/21/26 9,446,959
2,500,000 Japan Bank for International Cooperation 1.625 01/20/27 2,376,583
3,250,000 Japan Bank for International Cooperation 4.375 10/05/27 3,300,207
8,750,000 Japan International Cooperation Agency 1.750 04/28/31 7,627,734
6,000,000 (d) Kommunalbanken AS. 2.125 02/11/25 5,944,500
4,175,000 (d) Kommuninvest I Sverige AB 4.625 09/29/28 4,328,094
6,445,000 (d) Korea Electric Power Corp 1.125 06/15/25 6,293,630
10,250,000 (d) Korea Electric Power Corp 4.875 01/31/27 10,407,442
3,586,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 3,032,357
13,250,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 11,268,338
2,000,000 (d) Nederlandse Waterschapsbank NV 2.375 03/24/26 1,956,488
12,375,000 (d) Nederlandse Waterschapsbank NV 4.000 06/01/28 12,488,120
4,450,000 (d) Nederlandse Waterschapsbank NV 4.375 02/28/29 4,566,590
15,391,000 OMERS Finance Trust 3.500 04/19/32 14,727,078
7,666,000 (d) OMERS Finance Trust 3.500 04/19/32 7,335,311
3,825,000 (d) OMERS Finance Trust 4.000 04/19/52 3,253,766
1,250,000 OPEC Fund for International Development 4.500 01/26/26 1,253,536
8,750,000 (d) OPEC Fund for International Development 4.500 01/26/26 8,775,368

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 11,750,000 Province of Ontario Canada 5.050% 04/24/34 $ 12,548,318
5,000,000 Province of Quebec Canada 2.750 04/12/27 4,878,693
15,000,000 Province of Quebec Canada 1.900 04/21/31 13,227,136
10,625,000 Province of Quebec Canada 4.500 09/08/33 10,911,288
10,500,000 Province of Quebec Canada 4.250 09/05/34 10,563,431
10,750,000 (f) Republic of Italy Government International Bond 4.000 10/17/49 8,250,625
5,100,000 (d) Serbia International Bond 6.000 06/12/34 5,246,550
4,250,000 Seychelles International Bond 6.500 10/11/28 3,957,517
TOTAL FOREIGN GOVERNMENT BONDS 634,768,866
MORTGAGE BACKED - 25.7%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2.837 11/25/66 1,390,951
42,471,215 (c),(d) Citigroup Mortgage Loan Trust 0.155 02/25/52 367,461
4,758,691 (c),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 68,140
7,500,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.380 03/25/42 7,821,442
14,777,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9.913 06/25/42 15,993,120
1,405,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 8.630 01/25/43 1,483,125
3,035,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.813 05/25/43 3,248,264
2,885,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 10.613 05/25/43 3,185,320
2,646,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.363 06/25/43 2,778,743
2,070,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 2,194,955
760,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 11.180 07/25/43 833,780
3,550,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.830 10/25/43 3,727,466
61,409 (c) Countrywide Home Loan Mortgage Pass Through Trust 5.808 11/20/34 59,237
520,799 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 0.555 09/25/43 77,148
1,814,149 Fannie Mae REMICS 3.000 07/25/45 1,656,418
3,174,869 Fannie Mae REMICS 3.500 02/25/48 2,871,270
2,361,625 Fannie Mae REMICS 4.000 07/25/48 2,260,442
4,064,779 Fannie Mae REMICS 2.000 08/25/50 531,744
4,837,182 Fannie Mae REMICS 2.000 10/25/50 3,400,708
11,123,916 Fannie Mae REMICS 2.500 11/25/50 1,584,697
3,931,133 Fannie Mae REMICS 3.000 12/25/50 682,934
3,827,191 Fannie Mae REMICS 3.000 02/25/51 644,883
4,315,988 Fannie Mae REMICS 2.500 11/25/51 530,690
9,134,208 Fannie Mae REMICS 3.500 04/25/52 7,377,502
1,896,475 Fannie Mae REMICS 4.000 05/25/52 1,595,771
5,548,076 Fannie Mae REMICS 4.500 07/25/52 5,501,407
2,380,770 Fannie Mae REMICS 4.500 08/25/52 2,119,240
1,814,878 Fannie Mae REMICS 4.000 09/25/52 1,600,730
2,065,922 Fannie Mae REMICS 4.000 09/25/52 1,909,401
1,750,384 Fannie Mae REMICS 4.500 10/25/52 1,673,772
1,996,532 Fannie Mae REMICS 4.500 10/25/52 1,966,949
3,360,490 Fannie Mae REMICS 5.500 11/25/52 3,438,753
3,405,181 (c) Fannie Mae-Aces 2.919 02/25/27 3,322,897
9,016,926 (c) Fannie Mae-Aces 3.413 06/25/28 8,836,891
11,250,000 (c) Fannie Mae-Aces 1.518 11/25/30 9,678,589
15,500,000 (c) Fannie Mae-Aces 1.287 01/25/31 13,151,835
5,250,214 Federal Home Loan Mortgage Corp (FHLMC) 2.310 12/01/31 4,686,794
6,857,089 FHLMC 3.740 06/01/37 6,463,659
2,257,909 FHLMC 3.400 12/01/37 2,055,261
5,646,500 FHLMC 4.300 12/01/37 5,551,952
1,835,540 FHLMC 3.500 03/01/38 1,685,613
640,000 FHLMC 4.330 05/01/38 633,518
3,176,394 FHLMC 2.970 07/01/38 2,751,263
3,390,141 FHLMC 4.550 07/01/38 3,393,749
5,775,000 FHLMC 3.500 10/01/38 5,225,960
398,695 FHLMC 3.160 11/01/38 349,357
1,853,500 FHLMC 3.910 01/01/39 1,737,735
3,364,715 FHLMC 3.000 01/01/41 2,853,839
779,518 FHLMC 4.250 09/01/42 769,094
4,555,467 FHLMC 2.500 11/01/51 3,947,089
7,394,042 FHLMC 3.000 11/01/51 6,770,226
347,772 FHLMC 3.000 11/01/51 317,188
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 904,071 FHLMC 3.000% 11/01/51 $ 830,317
1,364,942 FHLMC 3.000 11/01/51 1,250,545
5,213,527 FHLMC 2.500 01/01/52 4,535,628
9,774,240 FHLMC 2.500 02/01/52 8,541,970
2,265,507 FHLMC 3.000 02/01/52 2,037,785
328,475 FHLMC 3.000 03/01/52 295,337
6,093,214 FHLMC 2.500 04/01/52 5,308,152
9,069,704 FHLMC 4.000 04/01/52 8,723,910
7,678,543 FHLMC 3.000 06/01/52 6,936,240
7,016,567 FHLMC 3.500 06/01/52 6,561,039
8,109,740 FHLMC 4.500 06/01/52 7,981,986
198,800 FHLMC 4.500 07/01/52 195,493
8,072,056 FHLMC 4.500 07/01/52 7,944,895
257,791 FHLMC 3.000 10/01/52 231,643
9,362,524 FHLMC 6.000 11/01/52 9,600,894
2,438,785 FHLMC 3.500 12/01/52 2,271,212
7,436,334 FHLMC 5.000 01/01/53 7,440,589
18,016,248 FHLMC 5.500 08/01/53 18,244,122
71,157 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 06/01/36 73,087
69,442 FGLMC 4.000 06/01/42 68,308
71,417 FGLMC 4.500 12/01/43 72,243
69,645 FGLMC 4.500 02/01/44 70,450
600,367 FGLMC 5.000 08/01/44 619,144
119,599 FGLMC 3.500 04/01/45 114,348
2,540,879 FGLMC 3.500 08/01/45 2,437,812
1,437,240 FGLMC 3.500 02/01/47 1,357,805
18,789 FGLMC 3.000 04/01/47 17,256
175,211 FGLMC 4.500 06/01/47 175,896
242,256 FGLMC 4.000 09/01/47 237,099
56,314 FGLMC 3.500 12/01/47 53,471
1,155,861 FGLMC 4.500 08/01/48 1,160,708
24,436 Federal National Mortgage Association (FNMA) 3.500 07/01/26 24,159
186,192 FNMA 3.500 05/01/32 184,011
105,015 FNMA 5.500 11/01/38 108,409
2,976,769 FNMA 3.000 05/01/40 2,804,651
845,070 FNMA 3.500 05/01/40 822,580
203,580 FNMA 5.000 09/01/40 209,729
1,148,249 FNMA 4.000 09/01/42 1,128,265
34,577,788 FNMA 4.000 05/01/44 34,146,601
41,008 FNMA 4.500 06/01/44 41,078
212,125 FNMA 4.500 06/01/44 212,719
88,753 FNMA 4.500 08/01/44 89,002
171,738 FNMA 4.500 11/01/44 172,033
9,955 FNMA 5.000 11/01/44 10,254
516,019 FNMA 4.000 01/01/45 507,037
165,307 FNMA 4.500 03/01/45 165,592
522,479 FNMA 3.500 01/01/46 496,660
580,313 FNMA 4.000 04/01/46 570,208
748,551 FNMA 3.500 06/01/46 710,856
1,073,268 FNMA 3.500 07/01/46 1,019,365
1,418,110 FNMA 3.500 07/01/46 1,354,059
1,545,778 FNMA 3.500 08/01/46 1,467,522
2,093,254 FNMA 3.000 10/01/46 1,886,893
109,184 FNMA 4.500 05/01/47 110,432
379,791 FNMA 4.000 10/01/47 369,531
3,497,437 FNMA 3.500 11/01/47 3,334,027
212,445 FNMA 4.500 11/01/47 213,205
136,061 FNMA 3.500 01/01/48 128,973
2,718,310 FNMA 3.500 01/01/48 2,565,165
759,114 FNMA 4.500 01/01/48 761,460
187,434 FNMA 4.500 02/01/48 187,995
499,699 FNMA 4.500 05/01/48 501,195

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 355,587 FNMA 4.500% 05/01/48 $ 356,652
9,135,496 FNMA 4.500 10/01/48 9,314,244
12,922,259 FNMA 3.000 07/01/50 11,837,081
4,884,766 FNMA 2.500 08/01/51 4,262,262
1,948,316 FNMA 3.000 09/01/51 1,778,155
5,022,294 FNMA 2.500 12/01/51 4,379,747
10,952,912 FNMA 2.500 02/01/52 9,556,149
6,692,705 FNMA 3.500 02/01/52 6,322,232
1,623,862 FNMA 2.500 04/01/52 1,418,624
11,150,221 FNMA 3.500 05/01/52 10,447,405
7,999,128 FNMA 3.500 05/01/52 7,449,089
19,634,563 FNMA 4.000 05/01/52 18,884,081
27,824,466 FNMA 3.500 06/01/52 25,947,126
12,145,672 FNMA 3.500 06/01/52 11,365,970
9,658,708 FNMA 4.000 06/01/52 9,275,072
3,908,741 FNMA 4.500 06/01/52 3,847,204
17,472,937 FNMA 4.000 07/01/52 16,792,106
30,292,206 FNMA 4.000 07/01/52 29,113,303
3,577,950 FNMA 4.500 07/01/52 3,521,620
33,290,191 FNMA 4.500 07/01/52 32,756,174
16,616,153 FNMA 5.000 08/01/52 16,644,483
59,268,767 FNMA 4.000 09/01/52 56,941,445
157,991,564 FNMA 4.500 09/01/52 155,394,609
8,788,507 FNMA 5.000 09/01/52 8,801,002
52,662,335 FNMA 4.000 10/01/52 50,602,166
8,742,988 FNMA 4.500 10/01/52 8,598,412
40,836,235 FNMA 5.000 10/01/52 40,862,539
13,688,022 FNMA 4.000 11/01/52 13,155,204
48,897,776 FNMA 4.500 11/01/52 48,089,213
5,943,862 FNMA 5.500 12/01/52 6,026,364
121,182 FNMA 5.000 01/01/53 121,285
30,419,805 FNMA 5.000 02/01/53 30,426,245
20,398,636 FNMA 6.000 02/01/53 20,886,972
20,762,188 FNMA 6.000 03/01/53 21,247,323
31,774,612 FNMA 5.000 04/01/53 31,778,884
7,274,582 FNMA 5.000 06/01/53 7,337,380
48,446,379 FNMA 5.500 06/01/53 49,010,558
15,150,916 FNMA 5.000 08/01/53 15,141,250
61,738,679 FNMA 5.500 10/01/53 62,452,912
1,442,483 FNMA 6.000 01/01/54 1,474,274
24,183,284 FNMA 5.500 05/01/54 24,466,185
4,611,207 Freddie Mac REMICS 3.500 01/15/47 4,185,840
1,011,171 Freddie Mac REMICS 4.000 10/15/47 968,557
1,905,143 Freddie Mac REMICS 4.000 11/15/47 1,837,157
4,469,419 Freddie Mac REMICS 4.000 01/15/48 4,310,817
4,790,085 Freddie Mac REMICS 4.000 03/15/48 4,606,948
1,487,727 Freddie Mac REMICS 4.000 04/15/48 1,434,823
4,686,337 Freddie Mac REMICS 4.000 04/15/48 4,482,461
654,578 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 1.190 06/15/48 642,050
569,258 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 1.110 10/15/48 524,734
2,293,662 Freddie Mac REMICS 2.000 09/25/50 299,768
4,334,656 Freddie Mac REMICS 2.000 09/25/50 2,998,651
7,939,208 Freddie Mac REMICS 3.000 09/25/50 6,077,348
3,938,346 Freddie Mac REMICS 3.000 10/25/50 2,976,430
13,647,482 Freddie Mac REMICS 2.500 02/25/51 2,295,044
4,519,657 Freddie Mac REMICS 2.500 05/25/51 3,004,818
1,445,648 Freddie Mac REMICS 4.000 08/25/52 1,246,940
2,685,005 Freddie Mac REMICS 4.500 10/25/52 2,578,226
3,289,673 Freddie Mac REMICS 5.500 11/25/52 3,393,672
2,137,910 Freddie Mac REMICS 5.500 02/25/53 2,220,924
409,301 (c) Freddie Mac Strips, (SOFR30A + 5.806%) 0.463 03/15/44 44,447
500,994 Government National Mortgage Association (GNMA) 2.690 06/15/33 470,988
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,952,547 GNMA 5.000% 01/20/40 $ 1,885,004
4,062,120 GNMA 4.500 03/20/40 730,001
6,580,300 GNMA 5.000 03/20/40 1,312,324
24,603 GNMA 5.000 06/20/42 25,279
6,893,942 GNMA 2.500 12/20/43 6,196,638
10,816,733 GNMA 2.750 01/15/45 9,937,923
2,459,185 GNMA 3.000 03/20/45 2,224,071
397,534 GNMA 4.000 06/20/46 47,272
2,422,819 GNMA 5.000 09/20/46 455,317
2,164,133 GNMA 3.500 12/20/46 2,056,934
1,483,204 GNMA 3.500 01/20/47 1,410,327
2,698,478 (c) GNMA, (TSFR1M + 5.986%) 1.025 03/20/50 437,480
1,293,671 GNMA 3.500 10/20/50 1,223,284
22,197,502 GNMA 3.000 06/20/51 20,267,522
4,222,876 GNMA 3.000 07/20/51 3,853,405
9,116,937 GNMA 3.000 11/20/51 6,956,209
31,245,701 GNMA 3.000 12/20/51 28,499,971
9,945,914 GNMA 3.000 12/20/51 7,570,315
17,953,291 GNMA 3.000 01/20/52 16,374,322
7,939,519 GNMA 3.000 01/20/52 6,140,936
4,109,161 GNMA 2.500 02/20/52 3,521,279
8,263,936 GNMA 3.000 02/20/52 5,960,011
5,713,788 GNMA 4.000 04/20/52 4,999,158
7,152,212 GNMA 5.000 04/20/52 1,333,373
31,348,796 GNMA 3.500 07/20/52 29,446,683
2,442,442 GNMA 4.000 07/20/52 2,082,359
6,799,115 GNMA 4.000 08/20/52 6,572,393
39,206,374 GNMA 4.000 09/20/52 37,922,996
4,359,612 GNMA 4.500 09/20/52 4,170,127
3,552,186 GNMA 4.500 09/20/52 3,402,092
2,965,339 GNMA 4.500 09/20/52 2,852,033
2,527,117 GNMA 4.500 09/20/52 2,330,661
13,469,766 GNMA 5.000 11/20/52 13,512,112
22,982,016 GNMA 3.500 12/20/52 21,587,607
15,396,322 GNMA 4.500 12/20/52 15,216,539
7,464,557 GNMA 4.500 02/20/53 7,376,565
2,968,799 GNMA 4.500 02/20/53 2,750,466
2,841,048 GNMA 5.000 02/20/53 2,848,277
2,710,565 GNMA 5.500 02/20/53 2,763,734
6,046,466 (c) GNMA, (SOFR30A + 6.950%) 1.605 05/20/53 420,873
4,579,889 (c) GNMA, (SOFR30A + 23.205%) 2.358 08/20/53 5,019,462
3,873,011 GNMA 3.000 08/20/53 3,532,631
2,935,861 (c) GNMA, (SOFR30A + 25.350%) 4.503 08/20/53 3,403,795
5,413,854 GNMA 5.000 12/20/53 5,306,846
4,953,908 GNMA 2.500 04/20/54 3,664,182
1,749,753 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 08/25/51 1,457,414
45,958,421 (c),(d) GS Mortgage-Backed Securities Trust 0.151 08/25/51 377,493
6,690,408 (c),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,597,825
3,854,288 (c),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,215,144
3,126,821 (c),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 2,783,000
1,607,096 (c),(d) GS Mortgage-Backed Securities Trust 2.831 05/28/52 1,331,466
16,312,199 (c),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 14,284,901
8,353 (c) Impac CMB Trust, (TSFR1M + 0.774%) 5.629 03/25/35 7,740
52,541 (c),(d) JP Morgan Mortgage Trust 3.500 05/25/47 48,382
316,964 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/48 287,598
38,362 (c),(d) JP Morgan Mortgage Trust 4.000 01/25/49 36,485
12,906,082 (c),(d) JP Morgan Mortgage Trust 0.122 06/25/51 85,828
22,591,958 (c),(d) JP Morgan Mortgage Trust 0.109 11/25/51 133,080
1,876,216 (c),(d) JP Morgan Mortgage Trust 2.500 11/25/51 1,562,748
22,460,703 (c),(d) JP Morgan Mortgage Trust 0.117 12/25/51 142,435
2,365,297 (c),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,970,116
3,367,696 (c),(d) JP Morgan Mortgage Trust 2.500 01/25/52 2,805,040

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,403,064 (c),(d) JP Morgan Mortgage Trust 3.343% 04/25/52 $ 1,953,694
5,459,338 (c),(d) JP Morgan Mortgage Trust 2.500 06/25/52 4,540,408
4,863,994 (c),(d) JP Morgan Mortgage Trust 3.000 06/25/52 4,274,788
9,768,186 (d) JP Morgan Mortgage Trust 0.224 07/25/52 113,968
5,281,568 (c),(d) JP Morgan Mortgage Trust 2.500 07/25/52 4,392,560
5,222,509 (c),(d) JP Morgan Mortgage Trust 3.000 07/25/52 4,591,437
2,528,300 (c),(d) JP Morgan Mortgage Trust 3.250 07/25/52 2,207,194
8,167,779 (c),(d) JP Morgan Mortgage Trust 3.000 08/25/52 7,070,934
4,203,175 (c),(d) JP Morgan Mortgage Trust 3.000 10/25/52 3,638,943
3,895,033 (c),(d) JP Morgan Mortgage Trust 3.000 11/25/52 3,377,026
4,882,645 (c),(d) JP Morgan Mortgage Trust 3.000 04/25/53 4,226,958
2,009,777 (c),(d) JP Morgan Mortgage Trust 5.000 06/25/53 1,972,642
2,078,195 (c),(d) JP Morgan Mortgage Trust 5.500 06/25/53 2,064,550
3,173,114 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,642,967
3,096,967 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,774,436
2,070,242 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,724,357
332,640 (c),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 314,762
1,377,999 (c),(d) RCKT Mortgage Trust 3.006 09/25/51 1,109,520
5,781,575 (c),(d) RCKT Mortgage Trust 2.500 02/25/52 4,808,405
2,727,768 (c),(d) RCKT Mortgage Trust 3.000 05/25/52 2,361,594
29,195 (c),(d) Sequoia Mortgage Trust 4.000 06/25/49 27,952
150,673 (c),(d) Sequoia Mortgage Trust 3.500 12/25/49 137,649
2,372,513 (c),(d) Sequoia Mortgage Trust 2.500 06/25/51 1,993,891
329,753 (c),(d) Shellpoint Co-Originator Trust 3.500 10/25/47 305,813
7,647,588 (c),(d) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 2.050%) 7.395 12/25/33 7,806,361
3,185,000 (c),(d) STACR, (SOFR30A + 4.750%) 10.030 02/25/42 3,374,481
7,090,000 (c),(d) STACR, (SOFR30A + 2.900%) 8.180 04/25/42 7,341,796
1,830,000 (c),(d) STACR, (SOFR30A + 5.650%) 8.647 04/25/42 1,977,366
15,318,000 (c),(d) STACR, (SOFR30A + 3.350%) 8.630 05/25/42 16,074,492
12,628,000 (c),(d) STACR, (SOFR30A + 4.500%) 9.780 06/25/42 13,558,446
6,984,000 (c),(d) STACR, (SOFR30A + 4.000%) 9.280 07/25/42 7,438,090
6,445,000 (c),(d) STACR, (SOFR30A + 3.700%) 8.980 09/25/42 6,814,783
280,000 (c),(d) STACR, (SOFR30A + 3.100%) 8.444 03/25/43 293,602
350,000 (c),(d) STACR, (SOFR30A + 3.250%) 8.513 04/25/43 368,214
6,335,000 (c),(d) STACR, (SOFR30A + 3.500%) 8.780 05/25/43 6,714,478
66,739 (c),(d) STACR 3.787 02/25/48 64,225
2,665,000 (c),(d) STACR, (SOFR30A + 4.800%) 10.080 10/25/50 3,043,444
925,000 (c),(d) Verus Securitization Trust 3.207 11/25/59 884,659
327,211 (d) Verus Securitization Trust (Step Bond) 1.733 05/25/65 313,358
TOTAL MORTGAGE BACKED 1,753,557,392
MUNICIPAL BONDS - 4.1%
2,000,000 Brunswick & Glynn County Development Authority 3.060 04/01/25 1,989,806
18,490,000 California Earthquake Authority 5.750 11/01/24 18,505,326
1,950,000 California Health Facilities Financing Authority 4.353 06/01/41 1,852,718
6,400,000 (d) California Municipal Finance Authority 6.375 11/15/48 6,428,476
1,000,000 Chicago Park District 4.095 01/01/26 995,358
625,000 Chula Vista Municipal Financing Authority 3.775 12/01/33 599,413
740,000 Chula Vista Municipal Financing Authority 4.075 12/01/41 668,029
935,000 City & County of San Francisco CA 3.700 04/01/34 863,788
440,000 City & County of San Francisco CA 3.750 04/01/35 402,413
5,835,000 City & County of San Francisco CA 3.900 04/01/42 4,990,701
5,405,000 City & County of San Francisco CA Community Facilities District 3.750 09/01/37 4,945,734
4,610,000 City & County of San Francisco CA Community Facilities District 4.221 09/01/39 4,320,500
5,000,000 City & County of San Francisco CA Community Facilities District 4.000 09/01/48 4,277,483
7,805,000 City & County of San Francisco CA Community Facilities District 3.482 09/01/50 6,014,817
1,225,000 City & County of San Francisco CA Community Facilities District No 2014 6.332 09/01/51 1,314,819
1,925,000 City of Berkeley CA 3.250 09/01/35 1,751,158
650,000 City of Detroit MI 2.511 04/01/25 642,625
745,000 City of Detroit MI 2.711 04/01/26 723,619
525,000 City of Detroit MI 3.644 04/01/34 470,621
4,000,000 City of Los Angeles CA 3.500 09/01/37 3,558,473
9,060,000 City of Los Angeles CA 3.880 09/01/38 8,468,271
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 7,000,000 City of Los Angeles CA 5.000% 09/01/42 $ 7,069,406
870,000 (d) City of Miami FL 4.808 01/01/39 854,074
2,950,000 City of New York NY 5.828 10/01/53 3,396,392
2,685,000 City of Oakland CA 1.830 01/15/27 2,573,038
3,025,000 City of Port Lions AK 7.500 10/01/52 3,286,882
1,385,000 City of San Juan Capistrano CA 4.190 08/01/40 1,314,238
5,255,000 City of Seattle WA Local Improvement District No 6751 2.999 11/01/43 4,554,407
5,240,000 City of Seattle WA Local Improvement District No 6751 3.079 11/01/43 4,507,504
1,250,000 Connecticut Green Bank 2.900 11/15/35 1,097,402
1,000,000 (d) County of Gallatin MT 11.500 09/01/27 1,042,399
3,500,000 (d) County of Gallatin MT 11.500 09/01/27 3,648,398
3,500,000 District of Columbia 3.432 04/01/42 2,906,530
5,480,000 Fairfax County Economic Development Authority 5.589 10/01/24 5,480,000
4,650,000 (d) Florida Development Finance Corp 8.250 07/01/57 4,789,127
17,359,967 Freddie Mac Multifamily Variable Rate Certificate 4.050 08/25/38 16,917,824
450,000 Klickitat County Public Utilities 3.688 12/01/38 402,463
1,000,000 Lavaca-Navidad River Authority 4.430 08/01/35 1,000,020
1,300,000 Maine State Housing Authority 2.481 11/15/31 1,143,239
2,490,000 Maryland Community Development Administration Housing Revenue 3.797 03/01/39 2,217,534
1,500,000 Maryland Economic Development Corp 5.433 05/31/56 1,562,139
4,000,000 Maryland Economic Development Corp 5.942 05/31/57 4,166,728
3,000,000 Massachusetts Clean Energy Cooperative Corp 2.020 07/01/28 2,803,894
525,000 Metropolitan Transportation Authority 5.175 11/15/49 488,791
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5.720 12/01/38 17,653,231
4,225,000 Minnesota Housing Finance Agency 5.897 08/01/49 4,307,522
6,585,000 Minnesota Housing Finance Agency 5.947 08/01/54 6,708,609
170,000 Mount Shasta Public Financing Authority 4.000 08/01/29 182,767
190,000 Mount Shasta Public Financing Authority 3.000 08/01/32 189,431
9,875,000 (c),(d) New Hampshire Business Finance Authority 5.050 02/01/29 9,875,000
8,300,000 (c),(d) New Hampshire Business Finance Authority 4.850 07/01/33 8,300,000
700,000 New Jersey Economic Development Authority 5.198 03/01/31 731,836
2,500,000 New York City Housing Development Corp 3.720 11/01/39 2,147,350
5,500,000 New York City Housing Development Corp 5.448 08/01/54 5,533,287
1,335,000 New York State Energy Research & Development Authority 2.465 10/01/26 1,286,141
1,180,000 New York State Energy Research & Development Authority 2.665 10/01/27 1,124,445
1,015,000 New York State Energy Research & Development Authority 2.879 10/01/28 957,984
7,500,000 New York Transportation Development Corp 5.000 01/01/26 7,625,806
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority 10.000 12/01/29 692
275,000 Pharr Economic Development Corp 3.216 08/15/27 269,740
1,110,000 Pharr Economic Development Corp 3.401 08/15/29 1,081,887
405,000 (a),(b) Public Finance Authority 15.000 03/31/24 41
1,735,000 (d) Public Finance Authority 7.500 06/01/29 1,714,765
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3.300 10/01/39 829,137
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3.400 10/01/44 1,136,626
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3.500 10/01/51 5,200,730
995,000 Sales Tax Securitization Corp 5.293 01/01/41 1,014,051
2,550,000 San Diego Unified School District 3.915 07/01/28 2,561,046
10,060,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4.655 10/01/27 10,261,049
1,000,000 San Francisco City & County Redevelopment Agency 3.533 08/01/25 992,776
1,000,000 San Francisco City & County Redevelopment Agency 4.375 08/01/44 899,986
3,000,000 Semitropic Improvement District 2.499 12/01/25 2,943,493
1,775,000 South Dakota Housing Development Authority 5.460 05/01/53 1,819,745
1,000,000 South Davis Sewer District 4.125 12/01/32 975,064
1,100,000 South Davis Sewer District 4.500 12/01/37 1,033,754
1,646,933 State of Hawaii Department of Business Economic Development & Tourism 3.242 01/01/31 1,614,418
2,400,000 (d) Syracuse Industrial Development Agency 5.000 01/01/36 1,857,109
7,500,000 Texas Water Development Board 4.190 10/15/43 7,023,086
3,000,000 Texas Water Development Board 4.648 04/15/50 2,907,966
6,500,000 Tuolumne Wind Project Authority 6.918 01/01/34 7,264,827
2,000,000 University of New Mexico 3.532 06/20/32 1,958,685
1,000,000 (d) Warm Springs Reservation Confederated Tribe 3.300 11/01/27 978,231
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3.550 11/01/32 1,177,633

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 530,000 Washington County Clean Water Services 5.078% 10/01/24 $ 530,000
360,000 Washington County Clean Water Services 5.701 10/01/30 375,576
TOTAL MUNICIPAL BONDS 276,052,099
U.S. TREASURY SECURITIES - 17.4%
2,500,000 United States Treasury Bond 3.125 05/15/48 2,076,367
2,500,000 United States Treasury Bond 3.000 02/15/49 2,023,926
29,284,000 United States Treasury Note 5.000 09/30/25 29,572,493
157,772,000 United States Treasury Note 3.500 09/30/26 157,334,429
9,947,000 United States Treasury Note 3.375 09/15/27 9,896,488
9,000,000 United States Treasury Note 1.375 10/31/28 8,250,820
157,045,000 United States Treasury Note 3.500 09/30/29 156,578,773
59,376,000 United States Treasury Note 3.625 09/30/31 59,264,670
226,809,000 United States Treasury Note 3.875 08/15/34 228,403,751
14,543,000 United States Treasury Note 1.875 02/15/41 10,664,109
9,700,000 United States Treasury Note 2.250 05/15/41 7,517,879
114,908,400 United States Treasury Note 2.375 02/15/42 89,493,893
167,097,000 (f) United States Treasury Note 4.125 08/15/44 165,791,555
31,783,000 United States Treasury Note 2.250 02/15/52 21,673,274
205,797,000 United States Treasury Note 4.625 05/15/54 223,225,433
10,386,000 United States Treasury Note 4.375 08/15/54 10,605,080
TOTAL U.S. TREASURY SECURITIES 1,182,372,940
TOTAL GOVERNMENT BONDS
(Cost $4,076,162,870) 4,030,911,326
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 12.1%
ASSET BACKED - 4.0%
2,078,400 (d) Air Canada Pass Through Trust 3.550 01/15/30 1,941,798
Series - 2017 1 (Class A)
450,000 (d) AMSR Trust 3.148 01/19/39 436,811
Series - 2019 SFR1 (Class C)
1,250,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%) 7.311 10/15/35 167,537
Series - 2020 EYP (Class C)
42,976 (c) C-BASS Trust, (TSFR1M + 0.274%) 3.295 07/25/36 41,880
Series - 2006 CB6 (Class A1)
1,447,025 (c),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5.863 04/07/52 3,618
Series - 2007 1A (Class A2)
2,686,935 Delta Air Lines Pass Through Trust 3.625 07/30/27 2,602,831
Series - 2015 1 (Class AA)
5,858,347 Delta Air Lines Pass Through Trust 2.000 06/10/28 5,478,211
Series - 2020 1 (Class AA)
13,691,458 Delta Air Lines Pass Through Trust 2.500 06/10/28 12,899,119
Series - 2020 1 (Class A)
834,750 (d) Domino's Pizza Master Issuer LLC 4.474 10/25/45 830,591
Series - 2015 1A (Class A2II)
758,000 (d) Domino's Pizza Master Issuer LLC 4.116 07/25/48 751,855
Series - 2018 1A (Class A2I)
70,683 (c),(d) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 6.069 05/25/37 70,309
Series - 2007 2 (Class A2C)
5,750,000 (d) Frontier Issuer LLC 8.300 08/20/53 6,013,759
Series - 2023 1 (Class B)
7,540,000 (d) Frontier Issuer LLC 6.190 06/20/54 7,853,509
Series - 2024 1 (Class A2)
1,500,000 (d) Frontier Issuer LLC 11.160 06/20/54 1,719,753
Series - 2024 1 (Class C)
2,946,298 (d) GoodLeap Sustainable Home Solutions Trust 2.100 05/20/48 2,383,673
Series - 2021 3CS (Class A)
3,145,033 (d) GoodLeap Sustainable Home Solutions Trust 1.930 07/20/48 2,529,504
Series - 2021 4GS (Class A)
11,487,204 (d) GoodLeap Sustainable Home Solutions Trust 2.310 10/20/48 9,494,366
Series - 2021 5CS (Class A)
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,542,846 (d) GoodLeap Sustainable Home Solutions Trust 2.560% 10/20/48 $ 3,577,092
Series - 2021 5CS (Class B)
4,000,235 (d) GoodLeap Sustainable Home Solutions Trust 2.700 01/20/49 3,435,081
Series - 2022 1GS (Class A)
3,011,667 (d) GoodLeap Sustainable Home Solutions Trust 2.940 01/20/49 2,355,911
Series - 2022 1GS (Class B)
13,262,151 (d) GoodLeap Sustainable Home Solutions Trust 4.950 07/20/49 12,703,177
Series - 2022 3CS (Class A)
3,250,000 (d) Grace Trust 2.347 12/10/40 2,818,639
Series - 2020 GRCE (Class A)
7,789,000 (d) GSCG Trust 2.936 09/06/34 5,891,818
Series - 2019 600C (Class A)
447,761 (d) HERO Funding Trust 3.840 09/21/40 419,523
Series - 2015 1A (Class A)
101,893 (d) HERO Funding Trust 3.990 09/21/40 96,871
Series - 2014 2A (Class A)
545,004 (d) HERO Funding Trust 3.750 09/20/41 508,489
Series - 2016 2A (Class A)
431,691 (d) HERO Funding Trust 4.050 09/20/41 407,731
Series - 2016 1A (Class A)
1,110,133 (d) HERO Funding Trust 3.080 09/20/42 1,007,261
Series - 2016 3A (Class A1)
1,001,573 (d) HERO Funding Trust 3.910 09/20/42 931,319
Series - 2016 3A (Class A2)
1,026,212 (d) HERO Funding Trust 3.570 09/20/47 942,333
Series - 2016 4A (Class A1)
1,071,639 (d) HERO Funding Trust 3.710 09/20/47 978,873
Series - 2017 1A (Class A1)
152,031 (d) HERO Funding Trust 4.290 09/20/47 142,607
Series - 2016 4A (Class A2)
1,762,467 (d) HERO Funding Trust 3.190 09/20/48 1,571,209
Series - 2017 3A (Class A1)
1,649,250 (d) HERO Funding Trust 3.950 09/20/48 1,508,151
Series - 2017 3A (Class A2)
676,644 (d) HERO Funding Trust 4.070 09/20/48 623,125
Series - 2017 2A (Class A2)
2,400,554 (d) HERO Funding Trust 4.670 09/20/48 2,270,368
Series - 2018 1A (Class A2)
1,874,076 (d) HERO Funding Trust 2.590 09/20/57 1,594,409
Series - 2020 1A (Class A)
7,375,000 (d) Hertz Vehicle Financing III LLC 5.570 09/25/29 7,547,898
Series - 2023 2A (Class A)
16,637 (c) Home Equity Asset Trust, (TSFR1M + 1.614%) 3.986 06/25/33 16,213
Series - 2003 1 (Class M1)
499,977 (c),(d) Invitation Homes Trust, (TSFR1M + 1.364%) 6.461 01/17/38 499,352
Series - 2018 SFR4 (Class B)
3,232,823 (d) Loanpal Solar Loan Ltd 2.750 07/20/47 2,710,678
Series - 2020 2GF (Class A)
1,654,025 (d) Loanpal Solar Loan Ltd 2.290 01/20/48 1,360,350
Series - 2021 1GS (Class A)
2,241,154 (d) Loanpal Solar Loan Ltd 2.840 01/20/48 1,785,914
Series - 2021 1GS (Class B)
5,025,051 (d) Loanpal Solar Loan Ltd 2.220 03/20/48 3,999,067
Series - 2021 2GS (Class A)
2,750,000 (a),(d) Mosaic Solar Loan Trust 0.000 04/20/46 1,411,300
Series - 2020 1A (Class R)
1,192,686 (d) Mosaic Solar Loan Trust 2.100 04/20/46 1,061,966
Series - 2020 1A (Class A)
1,515,298 (d) Mosaic Solar Loan Trust 3.100 04/20/46 1,334,277
Series - 2020 1A (Class B)
1,305,000 (d) Mosaic Solar Loan Trust 10.000 09/20/49 1,160,261
Series - 2024 1A (Class D)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,545,169 (d) Mosaic Solar Loan Trust 1.920% 06/20/52 $ 3,380,067
Series - 2021 3A (Class B)
3,690,000 (d) Mosaic Solar Loan Trust 6.100 06/20/53 3,770,968
Series - 2022 3A (Class A)
1,541,888 (d) Mosaic Solar Loans LLC 3.820 06/22/43 1,463,003
Series - 2017 2A (Class A)
2,897,712 (d) Mosaic Solar Loans LLC 1.640 04/22/47 2,443,277
Series - 2021 2A (Class A)
290,000 (c),(d) MSCG Trust 3.577 06/07/35 262,981
Series - 2015 ALDR (Class D)
700,000 (d) Progress Residential Trust 2.711 11/17/40 642,605
Series - 2021 SFR9 (Class D)
2,835,826 PSNH Funding LLC 3.506 08/01/28 2,806,897
Series - 2018 1 (Class A2)
601,786 (d) Renew 3.670 09/20/52 550,532
Series - 2017 1A (Class A)
1,578,887 (d) Renew 3.950 09/20/53 1,471,430
Series - 2018 1 (Class A)
3,378,846 (d) Renew 2.060 11/20/56 2,823,973
Series - 2021 1 (Class A)
8,393,559 SCE Recovery Funding LLC 0.861 11/15/31 7,472,608
Series - 2021 A-1 (Class A)
30,042 (d) SolarCity LMC 4.800 11/20/38 29,813
Series - 2013 1 (Class A)
164,233 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5.869 09/25/34 156,802
Series - 2004 8 (Class M1)
6,124,266 (d) Sunnova Helios VII Issuer LLC 2.030 10/20/48 5,085,842
Series - 2021 C (Class A)
3,466,672 (d) Sunnova Helios VIII Issuer LLC 2.790 02/22/49 3,085,139
Series - 2022 A (Class A)
2,431,961 (d) Sunnova Helios XI Issuer LLC 5.300 05/20/50 2,394,704
Series - 2023 A (Class A)
2,298,393 (d) Sunnova Helios XII Issuer LLC 5.600 08/22/50 2,206,007
Series - 2023 B (Class B)
4,013,764 (d) Sunnova Hestia I Issuer LLC 5.750 12/20/50 4,138,391
Series - 2023 GRID1 (Class 1A)
4,886,617 (d) Sunrun Athena Issuer LLC 5.310 04/30/49 4,729,908
Series - 2018 1 (Class A)
6,173,217 (d) Sunrun Atlas Issuer LLC 3.610 02/01/55 5,776,916
Series - 2019 2 (Class A)
11,456,510 (d) Sunrun Callisto Issuer LLC 3.980 06/30/54 10,875,107
Series - 2019 1A (Class A)
5,208,568 (d) Sunrun Callisto Issuer LLC 2.270 01/30/57 4,513,154
Series - 2021 2A (Class A)
4,999,997 (d) Sunrun Julius Issuer LLC 6.600 01/30/59 5,094,971
Series - 2023 2A (Class A1)
6,631,464 (d) Sunrun Jupiter Issuer LLC 4.750 07/30/57 6,391,596
Series - 2022 1A (Class A)
8,371,252 (d) Sunrun Vulcan Issuer LLC 2.460 01/30/52 6,926,123
Series - 2021 1A (Class A)
5,368,156 (d) Tesla Auto Lease Trust 5.860 08/20/25 5,373,380
Series - 2023 A (Class A2)
4,625,000 (d) Tesla Auto Lease Trust 5.890 06/22/26 4,650,669
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust 6.130 09/21/26 9,513,290
Series - 2023 B (Class A3)
2,385,000 (d) Tesla Auto Lease Trust 6.220 03/22/27 2,428,757
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust 5.300 06/21/27 5,446,167
Series - 2024 A (Class A3)
6,462,172 (d) Tesla Electric Vehicle Trust 5.540 12/21/26 6,482,750
Series - 2023 1 (Class A2A)
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,650,000 (d) Tesla Electric Vehicle Trust 5.380% 06/20/28 $ 4,724,087
Series - 2023 1 (Class A3)
569,552 Toyota Auto Receivables Owner Trust 0.260 11/17/25 567,452
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 9,676,114
Series - 2021 B (Class A4)
4,969,683 (d) Vivint Colar Financing V LLC 4.730 04/30/48 4,737,985
Series - 2018 1A (Class A)
6,527,089 (d) Vivint Colar Financing V LLC 7.370 04/30/48 6,198,527
Series - 2018 1A (Class B)
4,111,341 (d) Vivint Solar Financing VII LLC 2.210 07/31/51 3,652,556
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 273,834,935
OTHER MORTGAGE BACKED - 8.1%
10,277 (c),(d) Agate Bay Mortgage Trust 3.500 09/25/45 9,592
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%) 7.461 04/15/34 2,923,303
Series - 2021 ACEN (Class C)
900,000 (c),(d) BAMLL Commercial Mortgage Securities Trust 3.716 04/14/33 875,337
Series - 2015 200P (Class D)
252,758 Banc of America Commercial Mortgage Trust 3.019 07/15/49 249,723
Series - 2016 UB10 (Class ASB)
4,000,000 (d) BANK 2.500 10/17/52 2,755,540
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK 3.517 10/17/52 5,393,685
Series - 2019 BN21 (Class C)
2,500,000 (c) BANK 3.016 12/15/53 1,637,202
Series - 2020 BN30 (Class MCDE)
8,000,000 (c) BANK 3.576 11/15/62 6,930,800
Series - 2019 BN22 (Class C)
1,250,000 (d) BBCMS Mortgage Trust 4.798 08/10/35 1,132,684
Series - 2015 SRCH (Class C)
2,800,000 (d) BBCMS Trust 4.197 08/10/35 2,674,433
Series - 2015 SRCH (Class A2)
1,316,000 (c),(d) BBCMS Trust 5.122 08/10/35 1,146,084
Series - 2015 SRCH (Class D)
3,000,000 (c),(d) BBCMS Trust 3.811 02/15/53 2,421,437
Series - 2020 C6 (Class F5TA)
5,500,000 (c),(d) Benchmark Mortgage Trust 4.029 03/15/62 3,857,994
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A 3.776 02/17/55 4,532,982
Series - 2022 C1 (Class 360A)
3,500,000 (c),(d) BMO 360C 4.070 02/17/55 2,675,205
Series - 2022 C1 (Class 360C)
6,965,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.312%) 6.409 10/15/38 6,884,391
Series - 2021 XL2 (Class C)
12,000,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.840%) 6.937 01/17/39 11,780,665
Series - 2022 AHP (Class B)
4,250,000 (c),(d) BX TRUST, (TSFR1M + 1.490%) 6.587 01/17/39 4,191,112
Series - 2022 AHP (Class AS)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust 5.636 06/25/34 2,668,140
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust 3.879 11/10/49 1,720,642
Series - 2016 CD2 (Class B)
1,000,000 (c),(d) Century Plaza Towers 3.097 11/13/39 875,377
Series - 2019 CPT (Class B)
5,000,000 (c) Citigroup Commercial Mortgage Trust 3.758 04/10/48 4,833,688
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3.300 11/10/52 3,512,388
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 4,433,572
Series - 2019 GC41 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,315,000 (d) COMM Mortgage Trust 4.353% 08/10/30 $ 3,229,600
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust 3.376 01/10/39 3,949,312
Series - 2022 HC (Class C)
1,514 COMM Mortgage Trust 3.040 02/10/48 1,512
Series - 2015 LC19 (Class ASB)
3,500,000 (c),(d) COMM Mortgage Trust 4.199 03/10/48 2,628,945
Series - 2015 CR22 (Class D)
2,000,000 (c) COMM Mortgage Trust 4.408 05/10/48 1,577,824
Series - 2015 CR23 (Class D)
360,000 (c) COMM Mortgage Trust 3.463 08/10/48 316,220
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3.263 08/15/57 915,385
Series - 2019 GC44 (Class AM)
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates 4.084 01/10/39 3,543,194
Series - 2022 HC (Class D)
21,084,884 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8.780 03/25/42 22,185,237
Series - 2022 R03 (Class 1M2)
4,435,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 8.280 04/25/42 4,583,004
Series - 2022 R05 (Class 2M2)
13,780,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 9.130 05/25/42 14,656,532
Series - 2022 R06 (Class 1M2)
4,586,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8.880 07/25/42 4,849,774
Series - 2022 R08 (Class 1M2)
7,535,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 10.013 09/25/42 8,232,504
Series - 2022 R09 (Class 2M2)
430,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%) 12.013 09/25/42 478,730
Series - 2022 R09 (Class 2B1)
20,485,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 9.013 12/25/42 21,988,740
Series - 2023 R01 (Class 1M2)
14,427,500 (d) CPT Mortgage Trust 2.865 11/13/39 12,919,366
Series - 2019 CPT (Class A)
2,500,000 (c),(d) CPT Mortgage Trust 3.097 11/13/39 2,083,682
Series - 2019 CPT (Class C)
1,750,000 (c),(d) CPT Mortgage Trust 3.097 11/13/39 1,321,054
Series - 2019 CPT (Class E)
5,000,000 (c),(d) Credit Suisse Commercial Mortgage Trust 3.854 11/10/32 3,375,005
Series - 2017 CALI (Class B)
1,600,000 (c),(d) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 1,529,055
Series - 2019 NQM1 (Class M1)
2,589,911 (c),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 2,286,972
Series - 2021 NQM8 (Class A3)
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust 3.800 06/15/37 3,123,998
Series - 2017 C8 (Class 85BB)
3,440,000 (c),(d) DBUBS Mortgage Trust 3.648 10/10/34 3,385,597
Series - 2017 BRBK (Class D)
102,725,000 (c),(d) DOLP Trust 0.665 05/10/41 3,438,992
Series - 2021 NYC (Class X)
12,485,467 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%) 6.531 11/15/38 12,440,787
Series - 2021 ELP (Class C)
3,995,350 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%) 7.330 11/15/38 3,977,975
Series - 2021 ELP (Class E)
241,674 (c),(d) Flagstar Mortgage Trust 3.984 10/25/47 219,849
Series - 2017 2 (Class B3)
2,094,983 (c),(d) Flagstar Mortgage Trust 4.004 04/25/48 1,899,011
Series - 2018 2 (Class B4)
7,913 (c),(d) Flagstar Mortgage Trust 4.000 09/25/48 7,594
Series - 2018 5 (Class A11)
821,876 (c),(d) Flagstar Mortgage Trust 3.999 12/25/49 734,793
Series - 2019 2 (Class B4)
1,153,301 (c),(d) Flagstar Mortgage Trust 2.500 04/25/51 961,305
Series - 2021 2 (Class A4)
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,585,400 (c),(d) Flagstar Mortgage Trust 2.500% 06/01/51 $ 2,986,371
Series - 2021 4 (Class A21)
2,914,176 (c),(d) Flagstar Mortgage Trust 3.345 07/25/51 2,346,936
Series - 2021 5INV (Class B4)
1,907,284 (c),(d) Flagstar Mortgage Trust 2.969 11/25/51 1,549,423
Series - 2021 12 (Class B3)
7,700,000 Freddie Mac Multiclass Certificates Series 1.878 01/25/31 6,771,824
Series - 2021 P009 (Class A2)
1,640,465 Freddie Mac Multiclass Certificates Series 1.204 09/25/31 1,495,024
Series - 2021 P011 (Class A1)
7,324,000 (c) Freddie Mac Multiclass Certificates Series 2.852 02/25/32 6,512,017
Series - 2022 P013 (Class A2)
13,750,000 (c) Freddie Mac Multiclass Certificates Series 4.759 09/25/33 13,867,802
Series - 2024 P016 (Class A2)
8,076,732 Freddie Mac Multifamily ML Certificates 1.877 07/25/37 6,693,696
Series - 2021 21-ML08 (Class ML08)
38,676,669 (c),(d) Freddie Mac Multifamily ML Certificates 1.781 11/25/37 4,507,379
Series - 2021 ML08 (Class XCA)
8,933,120 Freddie Mac Multifamily ML Certificates 2.340 07/25/41 7,605,661
Series - 2021 ML12 (Class AUS)
3,399,294 Freddie Mac Multifamily Structured Pass Through Certificates 3.871 07/25/33 3,295,343
Series - 2015 Q002 (Class A2)
3,699,756 Freddie Mac Multifamily Structured Pass Through Certificates 1.555 01/25/36 3,092,240
Series - 2020 Q014 (Class A1)
9,702,410 Freddie Mac Multifamily Variable Rate Certificate 3.150 10/15/36 8,896,790
Series - 2022 M068 (Class A)
1,705,000 Freddie Mac Multifamily Variable Rate Certificate 4.013 04/15/37 1,743,587
Series - 2022 M069 (Class A)
5,900,000 Freddie Mac Multifamily Variable Rate Certificate 1.761 09/15/38 4,847,878
Series - 2020 M061 (Class A)
11,875,000 (d) Frontier Issuer LLC 6.600 08/20/53 12,204,284
Series - 2023 1 (Class A2)
1,325,000 (c),(d) GCT Commercial Mortgage Trust, (TSFR1M + 0.914%) 6.011 02/15/38 1,193,503
Series - 2021 GCT (Class A)
93,000 (c) GS Mortgage Securities Trust 4.075 11/10/49 80,242
Series - 2016 GS4 (Class C)
20,959 (c),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 20,111
Series - 2019 PJ2 (Class A1)
54,837 (c),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 52,619
Series - 2019 PJ2 (Class A4)
382,839 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 334,574
Series - 2020 PJ4 (Class A4)
17,835,478 (c),(d) GS Mortgage-Backed Securities Corp Trust 0.255 03/27/51 212,006
Series - 2020 PJ5 (Class AX1)
601,641 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 525,965
Series - 2020 PJ5 (Class A4)
1,476,047 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,231,560
Series - 2020 PJ6 (Class A4)
4,465,015 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 3,721,699
Series - 2021 PJ5 (Class A4)
4,448,430 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 3,851,275
Series - 2022 PJ2 (Class A36)
1,896,418 (c),(d) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 1,644,211
Series - 2022 PJ4 (Class A36)
460,978 (c),(d) GS Mortgage-Backed Securities Trust 3.625 05/25/50 405,197
Series - 2020 PJ1 (Class B2)
8,590,323 (c),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,155,098
Series - 2021 PJ7 (Class A4)
3,959,614 (c),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,299,249
Series - 2021 PJ8 (Class A4)
1,910,323 (c),(d) GS Mortgage-Backed Securities Trust 2.721 01/25/52 1,541,132
Series - 2021 PJ7 (Class B2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 4,180,020 (c),(d) GS Mortgage-Backed Securities Trust 3.000% 10/25/52 $ 3,618,896
Series - 2022 PJ5 (Class A36)
2,677,463 (c),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 2,318,041
Series - 2022 PJ6 (Class A24)
4,511,548 (c),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 4,047,374
Series - 2023 PJ1 (Class A24)
2,000,000 (d) Hudson Yards Mortgage Trust 2.835 08/10/38 1,922,461
Series - 2016 10HY (Class A)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 2,395,310
Series - 2016 10HY (Class B)
5,750,000 (c),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 5,471,442
Series - 2016 10HY (Class C)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 3.076 08/10/38 2,311,022
Series - 2016 10HY (Class E)
11,650,000 (c),(d) Hudson Yards Mortgage Trust 3.558 07/10/39 10,077,760
Series - 2019 30HY (Class D)
5,545,000 (c),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 5,045,944
Series - 2019 55HY (Class A)
1,500,000 (c),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 1,277,927
Series - 2019 55HY (Class D)
5,000,000 (c),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 3,990,626
Series - 2019 55HY (Class E)
440,000 (c),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 404,265
Series - 2020 NQM1 (Class M1)
3,500,000 (d) Jackson Park Trust 2.766 10/14/39 3,152,146
Series - 2019 LIC (Class A)
229,756 (c),(d) JP Morgan Chase Commercial Mortgage Securities Corp 4.115 01/15/46 213,534
Series - 2013 C13 (Class D)
5,300,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%) 6.831 10/15/33 5,146,750
Series - 2020 609M (Class A)
786,373 (c),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6.676 12/25/44 761,403
Series - 2015 1 (Class B1)
10,487 (c),(d) JP Morgan Mortgage Trust 3.500 05/25/45 9,840
Series - 2015 3 (Class A19)
183,835 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/45 170,956
Series - 2015 6 (Class A13)
757,038 (c),(d) JP Morgan Mortgage Trust 3.500 09/25/48 689,097
Series - 2018 3 (Class A13)
1,103,976 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/48 1,006,918
Series - 2018 5 (Class A13)
654,830 (c),(d) JP Morgan Mortgage Trust 5.425 10/26/48 654,987
Series - 2017 5 (Class A2)
863,062 (c),(d) JP Morgan Mortgage Trust 3.871 11/25/48 763,549
Series - 2017 4 (Class B5)
70,066 (c),(d) JP Morgan Mortgage Trust 4.000 02/25/49 66,678
Series - 2018 9 (Class A13)
77,833 (c),(d) JP Morgan Mortgage Trust 4.000 05/25/49 74,275
Series - 2019 1 (Class A15)
818,672 (c),(d) JP Morgan Mortgage Trust 3.818 06/25/50 736,461
Series - 2020 1 (Class B2)
15,365,784 (c),(d) JP Morgan Mortgage Trust 0.137 07/25/51 115,657
Series - 2021 3 (Class AX1)
10,783,503 (c),(d) JP Morgan Mortgage Trust 0.131 08/25/51 76,741
Series - 2021 4 (Class AX1)
2,190,580 (c),(d) JP Morgan Mortgage Trust 2.881 08/25/51 1,783,996
Series - 2021 4 (Class B2)
20,775,434 (c),(d) JP Morgan Mortgage Trust 0.135 10/25/51 157,561
Series - 2021 6 (Class AX1)
2,695,761 (c),(d) JP Morgan Mortgage Trust 2.500 10/25/51 2,246,982
Series - 2021 6 (Class A15)
963,016 (c),(d) JP Morgan Mortgage Trust 2.500 12/25/51 802,120
Series - 2021 10 (Class A15)
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,948,319 (c),(d) JP Morgan Mortgage Trust 3.215% 01/25/52 $ 1,562,743
Series - 2021 INV4 (Class B4)
903,530 (c),(d) JP Morgan Mortgage Trust 2.500 02/25/52 751,445
Series - 2021 12 (Class A15)
2,852,005 (c),(d) JP Morgan Mortgage Trust 3.139 04/25/52 2,285,170
Series - 2021 13 (Class B4)
1,516,206 (c),(d) JP Morgan Mortgage Trust 2.500 05/25/52 1,260,994
Series - 2021 14 (Class A15)
1,822,171 (c),(d) JP Morgan Mortgage Trust 2.927 05/25/52 1,549,105
Series - 2021 LTV2 (Class A3)
638,892 (c),(d) JP Morgan Mortgage Trust 3.286 05/25/52 519,217
Series - 2021 INV8 (Class B4)
1,824,330 (c),(d) JP Morgan Mortgage Trust 3.000 08/25/52 1,579,433
Series - 2022 2 (Class A25)
5,112,437 (c),(d) JP Morgan Mortgage Trust 3.500 09/25/52 4,605,580
Series - 2022 LTV2 (Class A6)
2,660,786 (c),(d) JP Morgan Mortgage Trust 3.000 12/25/52 2,303,603
Series - 2022 7 (Class 1A17)
1,155,595 (c),(d) JP Morgan Mortgage Trust 4.000 12/25/52 1,073,796
Series - 2022 7 (Class 2A6A)
15,576,451 (c),(d) JP Morgan Mortgage Trust Series 3.000 05/25/54 13,484,701
Series - 2024 3 (Class A9)
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust 4.714 09/15/47 2,324,670
Series - 2014 C23 (Class C)
476,534 (d) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 454,970
Series - 2013 GCP (Class A1)
8,000,000 (d) Liberty Street Trust 3.597 02/10/36 7,585,151
Series - 2016 225L (Class A)
2,350,000 (c),(d) Manhattan West 2.413 09/10/39 2,106,091
Series - 2020 1MW (Class D)
2,250,000 (c),(d) MFT Trust 3.392 08/10/40 1,472,744
Series - 2020 B6 (Class B)
103,265 (c) Morgan Stanley Capital I Trust 6.282 12/12/49 36,917
Series - 2007 IQ16 (Class AJFX)
974,207 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 873,931
Series - 2021 4 (Class A4)
5,292,870 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 4,924,526
Series - 2023 1 (Class A7)
1,500,000 (c),(d) MSDB Trust 3.427 07/11/39 1,383,493
Series - 2017 712F (Class A)
3,024,947 (c),(d) Natixis Commercial Mortgage Securities Trust 3.917 11/15/32 2,885,072
Series - 2018 285M (Class A)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%) 7.376 07/15/36 3,357,824
Series - 2019 MILE (Class C)
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 9.426 07/15/36 2,576,182
Series - 2019 MILE (Class F)
28,580 (c) New York Mortgage Trust, (TSFR1M + 0.594%) 5.449 02/25/36 28,285
Series - 2005 3 (Class A1)
4,302,788 (c),(d) OBX Trust 2.500 07/25/51 3,583,901
Series - 2021 J2 (Class A19)
5,243,882 (c),(d) OBX Trust 3.500 08/25/52 4,769,539
Series - 2022 J2 (Class A1)
1,215,386 (c),(d) Oceanview Mortgage Trust 2.500 05/25/51 1,013,054
Series - 2021 1 (Class A19)
1,322,824 (c),(d) Oceanview Mortgage Trust 4.500 11/25/52 1,275,040
Series - 2022 1 (Class A1)
16,035,000 (d) One Bryant Park Trust 2.516 09/15/54 14,289,611
Series - 2019 OBP (Class A)
2,008,731 (d) One Market Plaza Trust 3.614 02/10/32 1,835,644
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust 3.845 02/10/32 891,671
Series - 2017 1MKT (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,856,964 (c),(d) RCKT Mortgage Trust 2.500% 06/25/51 $ 1,547,824
Series - 2021 2 (Class A21)
1,960,020 (c),(d) RCKT Mortgage Trust 2.778 07/25/51 1,536,393
Series - 2021 3 (Class B4)
4,158,581 (c),(d) RCKT Mortgage Trust 2.500 09/25/51 3,461,193
Series - 2021 4 (Class A21)
4,853,550 (c),(d) RCKT Mortgage Trust 2.920 11/25/51 3,842,648
Series - 2021 5 (Class B4)
4,126,004 (c),(d) RCKT Mortgage Trust 3.500 06/25/52 3,711,588
Series - 2022 4 (Class A22)
160,366 (c),(d) Sequoia Mortgage Trust 3.500 05/25/45 149,229
Series - 2015 2 (Class A1)
44,161 (c),(d) Sequoia Mortgage Trust 3.500 06/25/46 41,044
Series - 2016 1 (Class A19)
193,576 (c),(d) Sequoia Mortgage Trust 3.722 09/25/47 182,804
Series - 2017 6 (Class B1)
11,428 (c),(d) Sequoia Mortgage Trust 3.500 03/25/48 10,529
Series - 2018 3 (Class A1)
13,816 (c),(d) Sequoia Mortgage Trust 4.000 09/25/48 13,266
Series - 2018 7 (Class A19)
1,618,329 (c),(d) Sequoia Mortgage Trust 3.000 04/25/50 1,409,803
Series - 2020 3 (Class A19)
2,768,239 (c),(d) Sequoia Mortgage Trust 5.000 01/25/53 2,703,729
Series - 2023 1 (Class A19)
12,900,000 (d) SLG Office Trust 2.585 07/15/41 11,222,760
Series - 2021 OVA (Class A)
1,125,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%) 6.468 11/15/36 1,114,788
Series - 2021 LIH (Class AS)
2,000,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.770%) 6.867 11/15/36 1,982,212
Series - 2021 LIH (Class B)
2,050,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 2.069%) 7.166 11/15/36 2,032,038
Series - 2021 LIH (Class C)
4,000,000 (d) SUMIT Mortgage Trust 2.789 02/12/41 3,234,808
Series - 2022 BVUE (Class A)
1,085,000 (c),(d) Times Square Trust 3.203 05/15/35 943,272
Series - 2018 20TS (Class B)
2,785,085 (c),(d) Verus Securitization Trust 2.240 10/25/66 2,411,120
Series - 2021 7 (Class A3)
3,000,000 (c),(d) VNDO Trust 4.033 01/10/35 2,885,897
Series - 2016 350P (Class B)
1,095,000 (c),(d) WB Commercial Mortgage Trust 6.134 03/15/40 1,110,470
Series - 2024 HQ (Class A)
7,150,000 (d) Wells Fargo Commercial Mortgage Trust 6.011 06/10/37 7,419,697
Series - 2024 SVEN (Class A)
1,100,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 1,092,578
Series - 2014 LC18 (Class AS)
209,557 Wells Fargo Commercial Mortgage Trust 2.514 08/15/49 206,502
Series - 2016 BNK1 (Class ASB)
185,725 Wells Fargo Commercial Mortgage Trust 3.185 03/15/59 184,025
Series - 2016 C33 (Class ASB)
80,088 (c),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 77,202
Series - 2019 2 (Class A17)
625,254 (c),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 548,017
Series - 2020 4 (Class A17)
5,303,698 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 4,417,585
Series - 2021 2 (Class A17)
1,350,765 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 1,123,401
Series - 2022 2 (Class A18)
Core Impact Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 118,754 (c),(d) WinWater Mortgage Loan Trust 3.927% 06/20/44 $ 101,807
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 551,515,271
TOTAL STRUCTURED ASSETS
(Cost $891,754,128) 825,350,206
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0.1%
126,248 Morgan Stanley 3,356,934
TOTAL FINANCIAL SERVICES 3,356,934
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
629,610 Brookfield Property Partners LP 9,318,228
400,000 Brookfield Property Partners LP 6,520,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,838,228
UTILITIES - 0.2%
454,177 Brookfield Infrastructure Partners LP 8,992,705
276,951 Brookfield Renewable Partners LP 5,719,038
TOTAL UTILITIES 14,711,743
TOTAL PREFERRED STOCKS
(Cost $47,174,650) 33,906,905
TOTAL LONG-TERM INVESTMENTS
(Cost $6,907,976,763) 6,718,487,758
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.0%
167,000 Federal National Mortgage Association (FNMA) 0.000 10/23/24 166,504
TOTAL GOVERNMENT AGENCY DEBT 166,504
REPURCHASE AGREEMENT - 0.9%
61,000,000 (h) Bank of New York Mellon 4.860 10/01/24 61,000,000
TOTAL REPURCHASE AGREEMENT 61,000,000
TREASURY DEBT - 0.2%
2,500,000 United States Treasury Bill 0.000 10/15/24 2,495,418
10,000,000 United States Treasury Bill 0.000 10/29/24 9,963,133
5,000,000 United States Treasury Bill 0.000 11/26/24 4,963,610
TOTAL TREASURY DEBT 17,422,161
TOTAL SHORT-TERM INVESTMENTS
(Cost $78,588,702) 78,588,665
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%
128,459,490 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5.020 (j) 128,459,490
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $128,459,490) 128,459,490
TOTAL INVESTMENTS - 101.6%
(Cost $7,115,024,955) 6,925,535,913
OTHER ASSETS & LIABILITIES, NET - (1.6)% (111,072,258)
NET ASSETS - 100.0% $ 6,814,463,655
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,606,237,708 or 23.2% of Total Investments.
(e)
Perpetual security
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $124,621,058.
(g)
When-issued or delayed delivery security.
(h) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $61,442,057 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/31/26, valued at $62,220,048.
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 7,054,540 EUR 6,463,850 Morgan Stanley Capital Services 10/15/24  $ (145,408)
EUR Euro
Core Plus Bond
Portfolio of Investments September 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
BANK LOAN OBLIGATIONS - 3.4%
CAPITAL GOODS - 0.2%
$ 2,454,478 (a),(b) Centuri Group, Inc, (TSFR1M + 2.500%) 7.460% 08/27/28 $ 2,452,379
485,031 (b) Chariot Buyer LLC, (TSFR1M + 3.250%) 8.195 11/03/28 483,031
1,246,875 (b) Closure Systems International Group, Inc, (TSFR1M + 4.000%) 8.845 03/22/29 1,252,592
970,000 (b) Conair Holdings LLC, (TSFR1M + 3.750%) 8.710 05/17/28 892,230
334,833 (b) Quikrete Holdings, Inc, (TSFR1M + 2.500%) 7.345 04/14/31 335,327
356,093 (b) Resideo Funding, Inc, (TSFR1M + 2.000%) 6.855 02/11/28 357,874
997,500 (b) Titan Acquisition Ltd, (TSFR6M + 5.000%) 10.326 02/15/29 993,899
632,493 (b) TransDigm, Inc, (TSFR3M + 2.500%) 7.104 02/28/31 630,741
2,500,000 (a),(b) TransDigm, Inc, (TSFR1M + 2.500%) 2.500 01/19/32 2,492,963
1,420,319 (b) Zekelman Industries, Inc, (TSFR1M + 2.250%) 7.170 01/24/31 1,424,204
TOTAL CAPITAL GOODS 11,315,240
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
286,575 (b) AlixPartners LLP, (TSFR1M + 2.500%) 7.460 02/04/28 287,220
690,226 (b) Camelot US Acquisition LLC, (TSFR1M + 2.750%) 7.997 01/31/31 690,054
259,600 (b) CHG Healthcare Services, Inc, (TSFR1M + 3.500%) 8.460 09/29/28 259,939
539,698 (b) Covanta Holding Corp, (TSFR6M + 2.500%) 7.588 11/30/28 540,753
41,463 (b) Covanta Holding Corp, (TSFR6M + 2.500%) 7.588 11/30/28 41,544
963,771 (b) EAB Global, Inc, (TSFR1M + 3.250%) 8.095 08/16/28 961,482
2,000,000 (a),(b) First Advantage Holdings LLC, (TSFR1M + 3.250%) 8.210 03/03/28 1,993,750
1,813,834 (b) Prime Security Services Borrower LLC, (TSFR1M + 2.250%) 7.445 10/13/30 1,813,834
3,263,915 (a),(b) WMB Holdings, Inc, (TSFR1M + 2.500%) 7.345 11/02/29 3,273,430
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,862,006
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
1,682,173 (b) CNT Holdings I Corp, (TSFR3M + 3.500%) 8.752 11/08/27 1,688,001
1,582,697 (b) Driven Holdings LLC, (TSFR1M + 3.000%) 7.960 12/17/28 1,577,419
515,197 (b) LS Group OpCo Acquistion LLC, (TSFR1M + 3.000%) 7.845 04/23/31 516,004
1,346,938 (b) PetSmart LLC, (TSFR1M + 3.750%) 8.695 02/11/28 1,337,436
1,995,000 (b) Wand NewCo 3, Inc, (TSFR3M + 3.250%) 7.854 01/30/31 1,995,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,113,860
CONSUMER DURABLES & APPAREL - 0.1%
2,487,310 (b) AI Aqua Merger Sub, Inc, (TSFR1M + 3.500%) 8.701 07/31/28 2,487,185
244,375 (b) Crocs, Inc, (TSFR1M + 2.250%) 7.095 02/19/29 245,720
283,636 (b) SRAM LLC, (TSFR1M + 2.750%) 7.710 05/18/28 283,991
855,232 (b) Weber-Stephen Products LLC, (TSFR1M + 3.250%) 8.210 10/30/27 809,028
TOTAL CONSUMER DURABLES & APPAREL 3,825,924
CONSUMER SERVICES - 0.3%
2,474,693 (b) 1011778 BC ULC, (TSFR1M + 1.750%) 6.595 09/20/30 2,453,931
393,949 (b) Alterra Mountain Co, (TSFR1M + 3.250%) 8.095 08/17/28 395,344
1,559,250 (a),(b) Caesars Entertainment, Inc, (TSFR1M + 2.750%) 7.595 02/06/30 1,562,291
1,488,375 (b) Caesars Entertainment, Inc, (TSFR1M + 2.750%) 7.595 02/06/30 1,491,277
1,884,686 (b) Carnival Corp, (TSFR1M + 2.750%) 7.595 10/18/28 1,890,774
1,811,630 (b) Fertitta Entertainment LLC, (TSFR1M + 3.750%) 8.847 01/27/29 1,808,678
2,158,688 (b) Flutter Financing BV, (TSFR3M + 2.000%) 6.604 11/30/30 2,163,696
472,844 (b) IRB Holding Corp, (TSFR1M + 2.750%) 7.695 12/15/27 472,777
719,660 (b) KFC Holding Co, (TSFR1M + 1.750%) 6.879 03/15/28 723,708
499,129 (b) Light & Wonder International, Inc, (TSFR1M + 2.250%) 7.333 04/15/29 499,618
1,851,749 (b) Motion Finco Sarl, (TSFR3M + 3.500%) 8.104 11/12/29 1,784,391
303,514 (b) Penn National Gaming, Inc, (TSFR1M + 2.750%) 7.695 05/03/29 304,558
469,854 (b) Spin Holdco, Inc, (TSFR3M + 4.000%) 9.256 03/04/28 413,375
TOTAL CONSUMER SERVICES 15,964,418
ENERGY - 0.0%
736,721 (b) Oryx Midstream Services Permian Basin LLC, (TSFR1M + 3.000%) 8.225 10/05/28 737,844
TOTAL ENERGY 737,844
FINANCIAL SERVICES - 0.2%
4,820,000 (b) Boost Newco Borrower LLC, (TSFR3M + 2.500%) 7.104 01/31/31 4,828,025

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 2,810,730 (b) Trans Union LLC, (TSFR1M + 2.000%) 6.845% 12/01/28 $ 2,812,487
TOTAL FINANCIAL SERVICES 7,640,512
FOOD, BEVERAGE & TOBACCO - 0.1%
594,252 (b) Arterra Wines Canada, Inc, (TSFR3M + 3.500%) 8.365 11/24/27 575,465
125,626 (b) CITY BREWING CO LLC, (TSFR3M + 3.500%) 9.063 04/05/28 103,014
48,000 (b) CITY BREWING CO LLC, (TSFR3M + 6.250%) 11.551 04/05/28 42,480
56,490 (b) City Brewing Company, LLC Term Loan, (TSFR3M - 0.000%) 8.797 04/14/28 29,799
574,501 (b) Froneri US, Inc, (TSFR1M + 2.250%) 7.195 01/29/27 574,070
1,799,924 (a),(b) Triton Water Holdings, Inc, (TSFR3M + 3.250%) 8.115 03/31/28 1,798,844
182,555 (b) Utz Quality Foods LLC, (TSFR3M + 2.750%) 7.354 01/20/28 182,983
TOTAL FOOD, BEVERAGE & TOBACCO 3,306,655
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,144,531 (b) Bausch & Lomb Corp, (TSFR1M + 3.250%) 8.270 05/10/27 4,134,750
653,363 (b) Element Materials Technology Group US Holdings, Inc, (TSFR3M + 3.750%) 8.354 07/06/29 655,816
389,416 (b) Global Medical Response, Inc, (TSFR1M + 4.750%) 9.711 10/31/28 387,804
2,947,103 (b) ICU Medical, Inc, (TSFR3M + 2.500%) 7.254 01/08/29 2,948,532
3,500,384 (a),(b) Medline Borrower LP, (TSFR1M + 2.750%) 7.595 10/23/28 3,505,757
1,862,438 (b) Onex TSG Intermediate Corp, (TSFR1M + 4.750%) 9.710 02/28/28 1,863,015
2,487,500 (b) Phoenix Guarantor, Inc, (TSFR1M + 3.250%) 8.095 02/21/31 2,483,607
3,297,064 (b) Phoenix Newco, Inc, (TSFR1M + 3.000%) 7.845 11/15/28 3,301,432
710,762 (b) Select Medical Corp, (TSFR1M + 3.000%) 7.845 03/06/27 714,462
2,444,454 (b) Surgery Center Holdings, Inc, (TSFR1M + 2.750%) 7.670 12/19/30 2,448,854
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,444,029
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,147,367 (b),(c) Kronos Acquisition Holdings, Inc, (TSFR3M + 4.000%) 9.314 07/08/31 3,960,736
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,960,736
INSURANCE - 0.4%
210,084 (b) Acrisure LLC, (TSFR1M + 3.000%) 7.961 02/16/27 209,866
2,000,000 (a),(b) Alliant Holdings Intermediate LLC, (TSFR1M + 3.000%) 7.965 09/19/31 1,991,060
598,059 (b) Asurion LLC, (TSFR1M + 3.250%) 8.611 12/23/26 598,257
425,000 (b) Asurion LLC, (TSFR1M + 5.250%) 10.210 01/31/28 400,182
2,971,755 (b) BroadStreet Partners, Inc, (TSFR1M + 3.250%) 8.095 06/13/31 2,963,330
3,821,590 (a),(b) HUB International Ltd, (TSFR3M + 3.000%) 8.255 06/20/30 3,820,329
1,207,850 (b) Ryan Specialty LLC, (TSFR1M + 2.250%) 7.095 09/15/31 1,209,359
2,987,500 (a),(b) Sedgwick Claims Management Services, Inc, (TSFR3M + 3.000%) 8.252 07/31/31 2,985,349
2,000,000 (b) Truist Insurance Holdings LLC, (TSFR3M + 3.250%) 7.854 05/06/31 2,000,210
1,970,088 (b) USI, Inc, (TSFR3M + 2.750%) 7.354 11/22/29 1,966,531
1,985,013 (b) USI, Inc, (TSFR3M + 2.750%) 7.354 09/27/30 1,981,291
TOTAL INSURANCE 20,125,764
MATERIALS - 0.1%
647,684 (b) Asplundh Tree Expert LLC, (TSFR1M + 1.750%) 6.695 09/07/27 648,989
1,339,119 (b) Clydesdale Acquisition Holdings, Inc, (TSFR1M + 3.175%) 8.020 04/13/29 1,333,762
197,508 (b) H.B. Fuller Co, (TSFR1M + 2.000%) 6.845 02/15/30 198,126
952,067 (b) INEOS US Petrochem LLC, (TSFR1M + 4.250%) 9.195 04/02/29 953,557
852,334 (b) Kloeckner Pentaplast of America, Inc, (TSFR6M + 4.725%) 9.723 02/12/26 804,982
670 (b) Reynolds Group Holdings, Inc, (TSFR1M + 3.250%) 3.250 02/05/26 670
1,876,444 (b) TricorBraun Holdings, Inc, (TSFR1M + 3.250%) 8.210 03/03/28 1,843,024
130,769 (a),(b) USALCO LLC, (TSFR1M + 4.000%) 0.000 09/17/31 131,464
1,269,231 (a),(b) USALCO LLC, (TSFR1M + 4.000%) 4.000 09/17/31 1,275,977
TOTAL MATERIALS 7,190,551
MEDIA & ENTERTAINMENT - 0.0%
475,668 (b) Altice Financing S.A., (TSFR3M + 2.750%) 8.313 01/30/26 464,966
544,042 (b) CSC Holdings LLC, (TSFR1M + 4.500%) 9.597 01/18/28 529,858
286,932 (b) DIRECTV Financing LLC, (TSFR1M + 5.000%) 9.960 08/02/27 287,459
108,716 (b) Lions Gate Capital Holdings LLC, (TSFR1M + 2.250%) 7.195 03/24/25 108,818
450,000 (b) Match Group Holdings II LLC, (TSFR3M + 1.750%) 6.714 02/13/27 449,437
178,760 (b) Univision Communications, Inc, (TSFR1M + 3.250%) 8.210 03/15/26 178,923
TOTAL MEDIA & ENTERTAINMENT 2,019,461
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,252,666 (b) Avantor Funding, Inc, (TSFR1M + 2.000%) 6.945 11/08/27 1,261,102
1,341,594 (b) Elanco Animal Health Inc, (TSFR1M + 1.750%) 1.750 08/01/27 1,340,017
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 5,774,077 (b) Jazz Financing Lux Sarl, (TSFR1M + 2.250%) 7.095% 05/05/28 $ 5,774,596
2,527,710 (b) Organon & Co, (TSFR1M + 2.500%) 7.465 05/19/31 2,527,710
208,337 (b) Perrigo Investments LLC, (TSFR1M + 2.250%) 7.195 04/20/29 208,511
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,111,936
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
8,098 (b) Cushman & Wakefield plc, (TSFR1M + 3.000%) 7.845 01/31/30 8,116
330,886 (b) Cushman & Wakefield US Borrower LLC, (TSFR1M + 3.000%) 7.845 01/31/30 331,300
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 339,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,500,000 (a),(b) Icon Parent, Inc, (TSFR3M + 2.000%) 6.604 07/03/28 2,483,587
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,483,587
SOFTWARE & SERVICES - 0.6%
145,502 (b) Avaya, Inc, (TSFR1M + 7.500%) 12.345 08/01/28 129,081
2,958,783 (b) Boxer Parent Co, Inc, (TSFR3M + 3.750%) 9.005 07/30/31 2,956,431
1,990,000 (b) Cotiviti, Inc, (TSFR1M + 3.250%) 8.563 04/30/31 1,991,244
1,442,123 (b) Ellucian Holdings, Inc, (TSFR1M + 3.500%) 8.445 10/09/29 1,447,415
131,241 (a),(b) Epicor Software Corp, (TSFR3M + 3.250%) 1.000 05/30/31 131,494
2,002,123 (a),(b) Epicor Software Corp, (TSFR1M + 3.250%) 8.095 05/30/31 2,005,977
3,127,036 (b) Gen Digital, Inc, (TSFR1M + 1.750%) 6.595 09/12/29 3,120,438
828,750 (b) Informatica LLC, (TSFR1M + 2.250%) 7.095 10/27/28 828,920
1,964,736 (b) Instructure Holdings, Inc, (TSFR3M + 2.750%) 8.074 10/30/28 1,968,419
3,000,000 (a),(b) Mitchell International, Inc, (TSFR1M + 3.250%) 8.095 06/17/31 2,959,635
2,715,190 (b) Open Text Corp, (TSFR1M + 2.250%) 7.095 01/31/30 2,728,304
333,120 (b) Rackspace Finance LLC, (TSFR1M + 2.750%) 7.982 05/15/28 185,925
80,380 (b) Rackspace Finance LLC, (TSFR1M + 6.250%) 11.483 05/15/28 81,779
460,750 (b) RealPage, Inc, (TSFR1M + 3.000%) 7.960 04/24/28 447,849
1,500,000 (a),(b) Synechron, Inc, (TSFR1M + 3.750%) 3.750 09/26/31 1,488,750
1,618,219 (b) UKG, Inc, (TSFR3M + 3.250%) 8.555 02/10/31 1,620,242
404,126 (b) West Technology Group LLC, (TSFR3M + 4.000%) 9.502 04/10/27 359,571
2,487,500 (b) Zelis Payments Buyer, Inc, (TSFR1M + 2.750%) 7.595 09/28/29 2,488,930
TOTAL SOFTWARE & SERVICES 26,940,404
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
466,139 (b) CommScope, Inc, (TSFR1M + 3.250%) 8.210 04/06/26 452,639
2,000,000 (a),(b) Delta Topco, Inc, (TSFR6M + 3.500%) 8.198 11/30/29 1,999,310
209,597 (b) Ingram Micro, Inc, (TSFR1M + 2.750%) 7.564 07/03/28 209,860
394,592 (b) MLN US Holdco LLC, (TSFR3M + 6.700%) 12.079 10/18/27 23,676
247,119 (b) MLN US Holdco LLC, (TSFR3M + 6.700%) 12.079 10/18/27 27,184
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,712,669
TELECOMMUNICATION SERVICES - 0.0%
925,862 (b) Altice France S.A., (TSFR1M + 3.688%) 3.688 01/31/26 794,218
192,500 (b) Cablevision Lightpath LLC, (TSFR1M + 3.250%) 8.461 11/30/27 192,439
250,000 (b) Virgin Media Bristol LLC, (TSFR1M + 2.500%) 7.711 01/31/28 239,583
TOTAL TELECOMMUNICATION SERVICES 1,226,240
TRANSPORTATION - 0.1%
1,776,075 (b) Air Canada, (TSFR3M + 2.500%) 7.253 03/21/31 1,782,735
562,500 (b) American Airlines, Inc, (TSFR3M + 4.750%) 10.294 04/20/28 579,139
109,619 (b) SkyMiles IP Ltd, (TSFR3M + 3.750%) 9.032 10/20/27 111,784
383,123 (b) XPO, Inc, (TSFR1M + 2.000%) 6.845 05/24/28 384,830
TOTAL TRANSPORTATION 2,858,488
UTILITIES - 0.1%
472,458 (b) Energizer Holdings, Inc, (TSFR1M + 2.000%) 6.920 12/22/27 473,640
533,721 (b) Talen Energy Supply LLC, (TSFR3M + 3.500%) 8.596 05/17/30 536,024
2,502,018 (b) Talen Energy Supply LLC, (TSFR3M + 3.500%) 8.596 05/17/30 2,512,814
TOTAL UTILITIES 3,522,478
TOTAL BANK LOAN OBLIGATIONS
(Cost $167,151,126) 166,702,218
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 38.4%
AUTOMOBILES & COMPONENTS - 1.3%
4,500,000 (d) Adient Global Holdings Ltd 4.875 08/15/26 4,458,402

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 1.3% (continued)
$ 2,060,000 (d) Clarios Global LP 6.750% 05/15/28 $ 2,123,353
575,000 Dana, Inc 5.375 11/15/27 570,972
350,000 (e) Dana, Inc 5.625 06/15/28 343,165
325,000 Dana, Inc 4.250 09/01/30 291,813
4,045,000 Ford Motor Credit Co LLC 6.950 03/06/26 4,139,867
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,123,639
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,900,384
2,000,000 (d) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,067,680
2,500,000 General Motors Co 6.125 10/01/25 2,523,697
2,000,000 General Motors Financial Co, Inc 2.750 06/20/25 1,967,873
800,000 General Motors Financial Co, Inc 6.050 10/10/25 809,821
6,600,000 General Motors Financial Co, Inc 5.000 04/09/27 6,672,952
2,825,000 General Motors Financial Co, Inc 5.850 04/06/30 2,944,068
900,000 General Motors Financial Co, Inc 5.750 02/08/31 930,546
3,200,000 General Motors Financial Co, Inc 2.700 06/10/31 2,757,535
3,750,000 General Motors Financial Co, Inc 5.600 06/18/31 3,850,507
3,550,000 General Motors Financial Co, Inc 5.700 N/A(f) 3,474,143
2,000,000 General Motors Financial Co, Inc 5.750 N/A(f) 1,955,891
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,513,656
2,250,000 (d),(g) IHO Verwaltungs GmbH 4.750 09/15/26 2,202,875
1,000,000 (d) Nemak SAB de C.V. 3.625 06/28/31 811,961
1,360,000 (d) Phinia, Inc 6.625 10/15/32 1,371,228
2,025,000 Toyota Motor Credit Corp 4.550 08/08/29 2,057,526
750,000 (d) ZF North America Capital, Inc 6.875 04/14/28 757,061
3,665,000 ZF North America Capital, Inc 6.750 04/23/30 3,696,222
TOTAL AUTOMOBILES & COMPONENTS 64,316,837
BANKS - 8.0%
1,500,000 (d) Akbank T.A.S. 6.800 06/22/31 1,498,104
1,500,000 (d) Akbank TAS 7.498 01/20/30 1,547,250
4,000,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(f) 4,416,164
700,000 (d) Banco de Credito e Inversiones S.A. 8.750 N/A(f) 753,730
1,800,000 (d) Banco del Estado de Chile 7.950 N/A(f) 1,933,235
2,000,000 (d),(e) Banco do Brasil S.A. 6.000 03/18/31 2,045,482
3,000,000 (d) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 2,951,187
925,000 (d) Banco Mercantil del Norte S.A. 7.500 N/A(f) 932,757
1,000,000 (d) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 912,367
2,400,000 Banco Santander S.A. 5.294 08/18/27 2,454,853
1,905,000 Banco Santander S.A. 3.800 02/23/28 1,862,417
2,200,000 (e) Banco Santander S.A. 6.350 03/14/34 2,355,843
2,400,000 Banco Santander S.A. 9.625 N/A(f) 2,821,545
3,800,000 Banco Santander S.A. 4.750 N/A(f) 3,617,520
2,000,000 Bancolombia S.A. 4.625 12/18/29 1,979,636
2,000,000 Bancolombia S.A. 8.625 12/24/34 2,147,100
2,600,000 (d) Bangkok Bank PCL 3.466 09/23/36 2,292,527
2,000,000 (d) Banistmo S.A. 4.250 07/31/27 1,933,970
4,000,000 (d) Bank Hapoalim BM 3.255 01/21/32 3,707,760
3,000,000 (d) Bank Leumi Le-Israel BM 3.275 01/29/31 2,847,360
22,795,000 Bank of America Corp 2.592 04/29/31 20,671,469
11,000,000 Bank of America Corp 5.288 04/25/34 11,436,454
6,500,000 Bank of America Corp 5.468 01/23/35 6,835,427
5,700,000 Bank of America Corp 2.676 06/19/41 4,285,703
2,850,000 Bank of America Corp 4.375 N/A(f) 2,758,875
8,400,000 Bank of America Corp 6.100 N/A(f) 8,411,600
450,000 Barclays plc 2.279 11/24/27 429,106
2,225,000 Barclays plc 3.330 11/24/42 1,715,419
4,525,000 Barclays plc 9.625 N/A(f) 5,094,761
1,850,000 (d) BBVA Bancomer S.A. 5.125 01/18/33 1,759,877
1,000,000 (d) BBVA Bancomer S.A. 8.450 06/29/38 1,090,497
3,300,000 (d) BNP Paribas S.A. 2.819 11/19/25 3,287,375
100,000 (d) BNP Paribas S.A. 4.375 05/12/26 99,330
2,150,000 (d) BNP Paribas S.A. 1.904 09/30/28 1,997,477
1,800,000 (d) BNP Paribas S.A. 2.159 09/15/29 1,640,298
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 8.0% (continued)
$ 8,000,000 (d) BNP Paribas S.A. 7.750 % N/A(f) $ 8,427,528
3,575,000 CitiBank NA 5.570 04/30/34 3,813,821
5,895,000 Citigroup, Inc 3.200 10/21/26 5,774,002
2,805,000 Citigroup, Inc 4.300 11/20/26 2,802,154
600,000 Citigroup, Inc 4.125 07/25/28 595,137
6,025,000 (e) Citigroup, Inc 4.542 09/19/30 6,031,987
2,135,000 Citigroup, Inc 2.572 06/03/31 1,921,315
5,000,000 Citigroup, Inc 4.910 05/24/33 5,039,820
11,800,000 Citigroup, Inc 6.270 11/17/33 12,962,487
5,000,000 Citigroup, Inc 6.250 N/A(f) 5,076,145
2,600,000 Citigroup, Inc 7.625 N/A(f) 2,777,772
2,500,000 Citigroup, Inc 4.000 N/A(f) 2,447,636
1,750,000 (e) Citigroup, Inc 7.375 N/A(f) 1,837,085
1,075,000 (d) Cooperatieve Rabobank UA 1.339 06/24/26 1,047,676
4,950,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,875,891
4,600,000 (a),(d) Credit Agricole S.A. 6.700 N/A(f) 4,592,136
5,000,000 (d) Credit Agricole S.A. 8.125 N/A(f) 5,143,750
2,450,000 (e) Deutsche Bank AG. 5.371 09/09/27 2,521,399
2,275,000 Deutsche Bank AG. 2.311 11/16/27 2,164,348
1,500,000 Deutsche Bank AG. 6.819 11/20/29 1,614,697
2,025,000 Deutsche Bank AG. 4.999 09/11/30 2,035,928
3,400,000 Deutsche Bank AG. 6.000 N/A(f) 3,324,250
2,500,000 (d) Grupo Aval Ltd 4.375 02/04/30 2,226,204
2,160,000 (d) Hana Bank 3.500 N/A(f) 2,064,917
4,325,000 HSBC Holdings plc 4.292 09/12/26 4,305,232
2,250,000 HSBC Holdings plc 2.013 09/22/28 2,099,281
3,750,000 HSBC Holdings plc 7.390 11/03/28 4,059,743
1,700,000 HSBC Holdings plc 2.206 08/17/29 1,558,677
2,200,000 HSBC Holdings plc 3.973 05/22/30 2,143,640
3,375,000 HSBC Holdings plc 6.875 N/A(f) 3,476,611
2,700,000 HSBC Holdings plc 6.950 N/A(f) 2,781,042
4,800,000 (e) HSBC Holdings plc 8.000 N/A(f) 5,143,790
4,000,000 Huntington Bancshares, Inc 5.625 N/A(f) 3,997,431
UGX 6,000,000,000 (d) ICBC Standard Bank plc 14.250 06/26/34 1,398,005
1,100,000 ING Groep NV 3.950 03/29/27 1,091,273
5,800,000 ING Groep NV 6.500 N/A(f) 5,804,855
3,000,000 (d) Intercorp Financial Services, Inc 4.125 10/19/27 2,898,453
660,000 JPMorgan Chase & Co 3.900 07/15/25 657,502
350,000 JPMorgan Chase & Co 3.200 06/15/26 344,870
6,325,000 JPMorgan Chase & Co 4.323 04/26/28 6,337,628
7,805,000 JPMorgan Chase & Co 3.702 05/06/30 7,591,348
725,000 JPMorgan Chase & Co 1.953 02/04/32 622,969
4,250,000 JPMorgan Chase & Co 5.350 06/01/34 4,447,265
1,075,000 JPMorgan Chase & Co 6.254 10/23/34 1,195,606
8,650,000 JPMorgan Chase & Co 5.766 04/22/35 9,321,393
2,750,000 JPMorgan Chase & Co 2.525 11/19/41 2,029,102
12,350,000 JPMorgan Chase & Co 3.157 04/22/42 9,907,340
1,250,000 JPMorgan Chase & Co 4.260 02/22/48 1,133,509
4,000,000 JPMorgan Chase & Co 6.100 N/A(f) 4,000,000
5,625,000 JPMorgan Chase & Co 6.875 N/A(f) 6,031,637
5,250,000 JPMorgan Chase & Co 3.650 N/A(f) 5,079,069
5,000,000 Lloyds Banking Group plc 7.500 N/A(f) 5,045,715
4,175,000 M&T Bank Corp 3.500 N/A(f) 3,706,469
1,800,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,780,131
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,815,350
3,000,000 Natwest Group plc 6.000 N/A(f) 2,998,445
3,000,000 (d) NBK SPC Ltd 1.625 09/15/27 2,827,416
3,000,000 (d),(e) NBK Tier  Financing Ltd 3.625 N/A(f) 2,863,830
5,225,000 PNC Financial Services Group, Inc 3.400 N/A(f) 4,772,050
3,275,000 PNC Financial Services Group, Inc 6.200 N/A(f) 3,333,940
3,950,000 (d) Societe Generale S.A. 7.132 01/19/55 4,024,997
2,100,000 (d) Societe Generale S.A. 9.375 N/A(f) 2,206,138

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 8.0% (continued)
$ 1,600,000 Sumitomo Mitsui Financial Group, Inc 1.474% 07/08/25 $ 1,563,060
475,000 Toronto-Dominion Bank 3.625 09/15/31 466,113
5,000,000 Truist Financial Corp 4.950 N/A(f) 4,953,088
3,055,000 Truist Financial Corp 6.669 N/A(f) 3,037,822
2,500,000 (d) Turkiye Garanti Bankasi AS. 7.177 05/24/27 2,531,260
690,000 (d) Turkiye Garanti Bankasi AS. 8.375 02/28/34 707,970
1,000,000 (d) Turkiye Vakiflar Bankasi TAO 8.994 10/05/34 1,044,600
3,000,000 (d) United Overseas Bank Ltd 2.000 10/14/31 2,842,585
2,000,000 US Bancorp 4.839 02/01/34 1,998,593
1,050,000 Wells Fargo & Co 3.550 09/29/25 1,041,044
5,825,000 Wells Fargo & Co 2.393 06/02/28 5,538,509
2,600,000 Wells Fargo & Co 6.303 10/23/29 2,781,883
7,000,000 Wells Fargo & Co 3.900 N/A(f) 6,803,341
1,500,000 Wells Fargo & Co 5.875 N/A(f) 1,504,466
4,125,000 (e) Wells Fargo & Co 7.625 N/A(f) 4,492,265
TOTAL BANKS 384,780,911
CAPITAL GOODS - 1.6%
3,000,000 (d) AerCap Global Aviation 6.500 06/15/45 2,995,321
5,300,000 Air Lease Corp 3.125 12/01/30 4,849,859
1,690,000 (d) Airbus SE 3.150 04/10/27 1,654,316
1,395,000 (d) Albion Financing 1 SARL 6.125 10/15/26 1,399,513
600,000 (d) BAE Systems plc 1.900 02/15/31 512,491
705,000 (d) Beacon Roofing Supply, Inc 6.500 08/01/30 729,668
10,500,000 Boeing Co 2.196 02/04/26 10,111,384
1,050,000 Boeing Co 3.250 02/01/28 994,878
1,375,000 Boeing Co 5.705 05/01/40 1,341,575
9,850,000 Boeing Co 5.805 05/01/50 9,516,268
1,160,000 (d) Chart Industries, Inc 7.500 01/01/30 1,222,554
400,000 (d) Esab Corp 6.250 04/15/29 410,823
3,075,000 (d) H&E Equipment Services, Inc 3.875 12/15/28 2,886,944
665,000 (d) Herc Holdings, Inc 6.625 06/15/29 688,790
4,100,000 Honeywell International, Inc 5.250 03/01/54 4,276,153
2,900,000 L3Harris Technologies, Inc 5.400 07/31/33 3,029,187
75,000 Lockheed Martin Corp 1.850 06/15/30 66,411
1,275,000 Lockheed Martin Corp 5.200 02/15/64 1,319,716
595,000 (d) Masterbrand, Inc 7.000 07/15/32 623,463
280,000 (d) MITER BRAND 6.750 04/01/32 290,255
1,925,000 Northrop Grumman Corp 3.250 01/15/28 1,870,618
4,450,000 Raytheon Technologies Corp 4.125 11/16/28 4,438,805
1,080,000 Raytheon Technologies Corp 2.250 07/01/30 969,761
3,250,000 Raytheon Technologies Corp 6.000 03/15/31 3,534,723
3,900,000 (d) Sisecam UK plc 8.625 05/02/32 4,009,902
3,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 2,120,428
2,200,000 (d) Standard Industries, Inc 5.000 02/15/27 2,181,406
1,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 1,724,980
1,575,000 (d) TransDigm, Inc 6.875 12/15/30 1,649,302
1,470,000 (d) TransDigm, Inc 6.000 01/15/33 1,490,822
450,000 Tyco Electronics Group S.A. 3.700 02/15/26 446,693
725,000 (d) WESCO Distribution, Inc 7.250 06/15/28 742,394
1,595,000 (d) Windsor Holdings III LLC 8.500 06/15/30 1,706,136
TOTAL CAPITAL GOODS 75,805,539
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,125,000 (d) ADT Corp 4.875 07/15/32 2,029,694
800,000 (d) ASGN, Inc 4.625 05/15/28 777,010
1,000,000 (d) Garda World Security Corp 4.625 02/15/27 981,833
1,000,000 (d) GFL Environmental, Inc 3.750 08/01/25 991,976
250,000 (d) GFL Environmental, Inc 5.125 12/15/26 249,413
1,035,000 (d) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,110,604
2,750,000 (d) Prime Security Services Borrower LLC 5.750 04/15/26 2,762,551
1,200,000 (d) Prime Security Services Borrower LLC 3.375 08/31/27 1,140,212
2,725,000 (d) Prime Security Services Borrower LLC 6.250 01/15/28 2,725,733
1,550,000 Republic Services, Inc 2.900 07/01/26 1,518,355
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3% (continued)
$ 1,330,000 Verisk Analytics, Inc 4.125% 03/15/29 $ 1,322,432
75,000 Verisk Analytics, Inc 3.625 05/15/50 57,210
850,000 Waste Management, Inc 2.500 11/15/50 555,994
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,223,017
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,670,000 (d) Asbury Automotive Group, Inc 4.625 11/15/29 2,546,371
755,000 (d) Asbury Automotive Group, Inc 5.000 02/15/32 715,952
925,000 (d) Bath & Body Works, Inc 6.625 10/01/30 942,981
3,225,000 Home Depot, Inc 4.950 06/25/34 3,352,797
635,000 Kohl's Corp 4.625 05/01/31 534,766
800,000 (d) LCM Investments Holdings II LLC 4.875 05/01/29 768,694
790,000 (d) LCM Investments Holdings II LLC 8.250 08/01/31 838,838
2,175,000 (d) Lithia Motors, Inc 4.625 12/15/27 2,126,593
3,300,000 Lowe's Cos, Inc 4.250 04/01/52 2,793,935
2,500,000 (d) Macy's Retail Holdings LLC 6.125 03/15/32 2,423,098
1,900,000 (d) Magic Mergeco, Inc 5.250 05/01/28 1,402,407
790,000 O'Reilly Automotive, Inc 3.550 03/15/26 781,374
1,400,000 O'Reilly Automotive, Inc 3.600 09/01/27 1,377,509
1,225,000 O'Reilly Automotive, Inc 4.200 04/01/30 1,215,163
2,200,000 O'Reilly Automotive, Inc 1.750 03/15/31 1,863,609
1,675,000 (d) Prosus NV 4.987 01/19/52 1,414,407
460,000 (d) Wand NewCo 3, Inc 7.625 01/30/32 484,609
335,000 (a),(d) Wayfair LLC 7.250 10/31/29 343,194
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 25,926,297
CONSUMER DURABLES & APPAREL - 0.0%
1,000,000 (a),(d) CD&R Smokey Buyer, Inc 9.500 10/15/29 1,000,950
1,175,000 (e) Newell Brands, Inc 6.375 09/15/27 1,188,401
TOTAL CONSUMER DURABLES & APPAREL 2,189,351
CONSUMER SERVICES - 0.6%
1,035,000 (d) 1011778 BC ULC 6.125 06/15/29 1,064,766
2,000,000 (d) CDI Escrow Issuer, Inc 5.750 04/01/30 2,002,191
3,285,000 (d) Churchill Downs, Inc 6.750 05/01/31 3,392,281
1,960,000 (d) Flutter Treasury Designated Activity Co 6.375 04/29/29 2,029,431
2,200,000 (d) Genm Capital Labuan Ltd 3.882 04/19/31 2,001,236
150,000 (d) Hilton Domestic Operating Co, Inc 5.750 05/01/28 150,658
2,990,000 (d) Hilton Domestic Operating Co, Inc 5.875 04/01/29 3,065,485
2,200,000 (d) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,987,532
2,455,000 (d) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 2,485,086
400,000 (d) International Game Technology plc 4.125 04/15/26 394,779
350,000 (d) Light & Wonder International, Inc 7.500 09/01/31 367,108
425,000 (d) Marriott Ownership Resorts, Inc 4.500 06/15/29 399,788
200,000 (d) MGM China Holdings Ltd 7.125 06/26/31 205,823
1,475,000 MGM Resorts International 6.125 09/15/29 1,493,358
1,000,000 (d) NCL Corp Ltd 5.875 03/15/26 1,000,061
1,665,000 Sands China Ltd 2.300 03/08/27 1,558,364
1,200,000 Service Corp International 5.750 10/15/32 1,207,858
1,980,000 (d) Six Flags Entertainment Corp 6.625 05/01/32 2,050,494
450,000 (d) Wynn Macau Ltd 5.625 08/26/28 436,901
1,100,000 (d) Wynn Resorts Finance LLC 6.250 03/15/33 1,114,351
TOTAL CONSUMER SERVICES 28,407,551
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
3,505,000 (d) Albertsons Cos, Inc 6.500 02/15/28 3,568,795
2,350,000 Costco Wholesale Corp 1.600 04/20/30 2,075,738
1,525,000 Kroger Co 5.000 09/15/34 1,537,716
1,460,000 Kroger Co 3.875 10/15/46 1,173,395
1,380,000 (d) Performance Food Group, Inc 6.125 09/15/32 1,410,160
675,000 SYSCO Corp 3.300 07/15/26 663,936
450,000 SYSCO Corp 6.000 01/17/34 493,792
2,250,000 SYSCO Corp 3.150 12/14/51 1,574,971
2,000,000 Target Corp 4.500 09/15/34 2,000,181
785,000 (d) US Foods, Inc 6.875 09/15/28 818,188
490,000 Walgreens Boots Alliance, Inc 8.125 08/15/29 489,060

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5% (continued)
$ 2,200,000 Walmart, Inc 1.050% 09/17/26 $ 2,089,247
280,000 Walmart, Inc 2.375 09/24/29 262,772
5,125,000 Walmart, Inc 1.800 09/22/31 4,457,158
2,375,000 Walmart, Inc 2.500 09/22/41 1,779,885
1,150,000 Walmart, Inc 4.500 04/15/53 1,109,226
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,504,220
ENERGY - 4.2%
2,000,000 (d) Antero Midstream Partners LP 6.625 02/01/32 2,069,972
1,419,000 (d) Archrock Partners LP 6.875 04/01/27 1,423,447
375,000 (d) Archrock Partners LP 6.250 04/01/28 376,863
1,580,000 (d) Archrock Partners LP 6.625 09/01/32 1,620,276
550,000 Cenovus Energy, Inc 2.650 01/15/32 474,319
1,190,000 Cenovus Energy, Inc 5.400 06/15/47 1,152,175
2,000,000 Cheniere Energy Partners LP 4.500 10/01/29 1,972,653
2,750,000 Cheniere Energy Partners LP 3.250 01/31/32 2,459,095
3,075,000 (d) Cheniere Energy Partners LP 5.750 08/15/34 3,203,380
300,000 Chevron USA, Inc 3.900 11/15/24 299,547
1,440,000 (d) Civitas Resources, Inc 8.375 07/01/28 1,496,835
640,000 (d) Civitas Resources, Inc 8.625 11/01/30 678,065
1,750,000 (d) Civitas Resources, Inc 8.750 07/01/31 1,852,442
82,060 (g) Cloud Peak Energy, Inc 12.000 05/01/25 75,566
1,350,000 (d) CNX Resources Corp 7.250 03/01/32 1,417,720
500,000 (a),(d) Coronado Finance Pty Ltd 9.250 10/01/29 513,783
1,500,000 (d) Cosan Ltd 5.500 09/20/29 1,475,857
5,000,000 Diamondback Energy, Inc 4.400 03/24/51 4,148,848
1,790,000 (d) DT Midstream, Inc 4.125 06/15/29 1,712,209
1,490,000 (d) DT Midstream, Inc 4.375 06/15/31 1,410,439
2,300,000 Ecopetrol S.A. 6.875 04/29/30 2,296,972
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,953,111
300,000 Ecopetrol S.A. 8.875 01/13/33 321,707
2,000,000 (d) Empresa Nacional del Petroleo 3.450 09/16/31 1,804,921
3,450,000 Enbridge, Inc 5.700 03/08/33 3,636,125
2,340,000 Enbridge, Inc 8.500 01/15/84 2,617,285
500,000 (d) Energean Israel Finance Ltd 4.875 03/30/26 476,405
897,000 (d) Energean Israel Finance Ltd 5.375 03/30/28 806,367
1,450,000 (d) Energean Israel Finance Ltd 8.500 09/30/33 1,370,498
950,000 Energy Transfer LP 4.750 01/15/26 951,115
2,900,000 Energy Transfer LP 5.750 02/15/33 3,032,991
1,825,000 Energy Transfer LP 6.550 12/01/33 2,014,824
1,100,000 Energy Transfer LP 5.550 05/15/34 1,138,953
600,000 Energy Transfer LP 5.400 10/01/47 571,348
2,100,000 Energy Transfer LP 6.250 04/15/49 2,208,152
2,700,000 Energy Transfer LP 5.000 05/15/50 2,439,235
4,300,000 Energy Transfer LP 5.950 05/15/54 4,400,839
4,200,000 Energy Transfer LP 6.500 N/A(f) 4,189,952
575,000 Energy Transfer Operating LP 5.500 06/01/27 589,703
525,000 (d) EnLink Midstream LLC 5.625 01/15/28 537,370
1,025,000 Enterprise Products Operating LLC 4.250 02/15/48 885,845
2,105,000 Enterprise Products Operating LLC 4.200 01/31/50 1,795,863
825,000 Enterprise Products Operating LLC 3.200 02/15/52 584,928
1,225,000 Enterprise Products Operating LLC 3.300 02/15/53 875,868
450,000 (d) EQM Midstream Partners LP 6.000 07/01/25 450,632
800,000 (d) EQM Midstream Partners LP 6.500 07/01/27 824,083
2,000,000 (d) EQM Midstream Partners LP 4.500 01/15/29 1,956,544
695,000 (d) EQM Midstream Partners LP 6.375 04/01/29 717,599
850,000 (d) EQT Corp 3.125 05/15/26 827,591
2,322,780 (d) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,058,599
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,347,003
490,000 Genesis Energy LP 8.250 01/15/29 507,375
500,000 Genesis Energy LP 7.875 05/15/32 509,073
450,000 (d) Hilcorp Energy I LP 5.750 02/01/29 437,779
1,000,000 (d) Hilcorp Energy I LP 6.000 04/15/30 974,730
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 4.2% (continued)
$ 450,000 (d) Hilcorp Energy I LP 6.000% 02/01/31 $ 436,822
3,000,000 (d) Hilcorp Energy I LP 8.375 11/01/33 3,234,297
775,000 (d) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 871,872
1,800,000 (d) Indika Energy Tbk PT 8.750 05/07/29 1,840,828
1,500,000 (d) KazMunayGas National Co JSC 5.375 04/24/30 1,511,400
2,000,000 (d) KazMunayGas National Co JSC 3.500 04/14/33 1,742,112
2,000,000 (d) Kinetik Holdings LP 6.625 12/15/28 2,075,700
1,070,000 (d) Kodiak Gas Services LLC 7.250 02/15/29 1,107,346
1,050,000 (d) Kosmos Energy Ltd 7.750 05/01/27 1,037,837
1,075,000 (d) Kosmos Energy Ltd 8.750 10/01/31 1,059,390
1,025,000 (d) Leviathan Bond Ltd 6.125 06/30/25 1,007,608
5,250,000 Marathon Oil Corp 5.300 04/01/29 5,443,847
2,200,000 Marathon Petroleum Corp 3.800 04/01/28 2,162,752
4,150,000 Marathon Petroleum Corp 4.750 09/15/44 3,697,129
1,650,000 Marathon Petroleum Corp 5.000 09/15/54 1,468,621
400,000 (d) Matador Resources Co 6.250 04/15/33 393,291
1,500,000 (d) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,582,494
485,000 (d) Midwest Connector Capital Co LLC 4.625 04/01/29 482,085
2,625,000 MPLX LP 1.750 03/01/26 2,527,925
2,275,000 MPLX LP 2.650 08/15/30 2,047,623
1,550,000 MPLX LP 4.700 04/15/48 1,351,773
1,617,000 Murphy Oil Corp 5.875 12/01/27 1,636,734
325,000 Occidental Petroleum Corp 5.500 12/01/25 326,362
800,000 Occidental Petroleum Corp 5.550 03/15/26 809,104
2,375,000 Occidental Petroleum Corp 3.500 08/15/29 2,236,260
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 2,151,976
1,650,000 ONEOK, Inc 4.500 03/15/50 1,373,378
2,000,000 (d) Parkland Corp 4.500 10/01/29 1,893,565
1,260,000 (d) Parkland Corp 4.625 05/01/30 1,188,244
1,210,000 (d) Permian Resources Operating LLC 7.000 01/15/32 1,258,802
2,500,000 (d) Pertamina Persero PT 1.400 02/09/26 2,390,558
2,000,000 (d) Pertamina Persero PT 2.300 02/09/31 1,740,000
1,700,000 Petrobras Global Finance BV 6.000 01/13/35 1,683,298
1,992,000 Petroleos Mexicanos 6.840 01/23/30 1,844,684
2,700,000 Petroleos Mexicanos 5.950 01/28/31 2,336,820
4,509,000 Petroleos Mexicanos 6.700 02/16/32 4,042,504
2,700,000 Phillips 66 2.150 12/15/30 2,365,072
1,450,000 Phillips 66 3.300 03/15/52 1,007,720
715,000 Phillips 66 Co 4.680 02/15/45 645,074
2,500,000 (d) Promigas S.A. ESP 3.750 10/16/29 2,309,294
1,500,000 (d) Raizen Fuels Finance S.A. 5.700 01/17/35 1,501,500
5,130,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 5,213,803
3,300,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 3,291,247
2,675,000 (d) Saudi Arabian Oil Co 2.250 11/24/30 2,351,753
2,000,000 (d) SierraCol Energy Andina LLC 6.000 06/15/28 1,838,332
880,000 (d) SM Energy Co 6.750 08/01/29 883,634
455,000 Suncor Energy, Inc 6.800 05/15/38 520,233
1,400,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,385,944
2,235,000 (d) Sunoco LP 7.000 05/01/29 2,335,167
1,150,000 Sunoco LP 4.500 05/15/29 1,105,586
525,000 Targa Resources Partners LP 6.500 07/15/27 531,600
3,300,000 TotalEnergies Capital International S.A. 3.127 05/29/50 2,389,697
900,000 TotalEnergies Capital S.A. 5.488 04/05/54 930,099
1,375,000 TotalEnergies Capital S.A. 5.638 04/05/64 1,433,769
1,200,000 TotalEnergies Capital S.A. 5.425 09/10/64 1,207,718
2,000,000 TransCanada Trust 5.500 09/15/79 1,931,358
943,500 (d) Transocean, Inc 8.750 02/15/30 983,723
925,000 (d) US LIQUIDSCO0 5.584 10/01/34 933,898
1,000,000 (d) US LIQUIDSCO0 6.176 10/01/54 1,012,264
1,075,000 USA Compression Partners LP 6.875 09/01/27 1,084,087
1,415,000 (d) USA Compression Partners LP 7.125 03/15/29 1,457,382
2,000,000 (d) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,859,459

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 4.2% (continued)
$ 2,205,000 (d) Venture Global LNG, Inc 8.125% 06/01/28 $ 2,298,757
3,000,000 (d) Venture Global LNG, Inc 9.875 02/01/32 3,333,576
1,800,000 Williams Cos, Inc 2.600 03/15/31 1,590,611
3,075,000 Williams Cos, Inc 5.650 03/15/33 3,218,119
TOTAL ENERGY 199,890,393
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
2,050,000 Agree LP 2.000 06/15/28 1,873,087
350,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 346,246
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 443,840
1,650,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 1,683,949
1,125,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 904,019
1,425,000 American Tower Corp 2.950 01/15/25 1,415,455
475,000 American Tower Corp 3.375 10/15/26 466,764
1,200,000 American Tower Corp 3.600 01/15/28 1,171,088
1,480,000 American Tower Corp 3.800 08/15/29 1,439,924
4,100,000 American Tower Corp 2.900 01/15/30 3,791,348
825,000 American Tower Corp 2.100 06/15/30 726,609
1,390,000 American Tower Corp 1.875 10/15/30 1,197,430
1,750,000 Brixmor Operating Partnership LP 3.850 02/01/25 1,740,057
350,000 Brixmor Operating Partnership LP 2.250 04/01/28 322,716
1,775,000 CubeSmart LP 2.250 12/15/28 1,632,418
590,000 Equinix, Inc 2.150 07/15/30 521,467
2,375,000 Essential Properties LP 2.950 07/15/31 2,067,298
1,890,000 Essex Portfolio LP 3.000 01/15/30 1,755,367
1,285,000 Extra Space Storage LP 2.400 10/15/31 1,105,473
600,000 Federal Realty OP LP 1.250 02/15/26 573,824
1,500,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,488,443
1,225,000 Healthcare Realty Holdings LP 3.500 08/01/26 1,204,020
1,500,000 Healthcare Realty Holdings LP 3.625 01/15/28 1,434,554
3,055,000 Healthcare Realty Holdings LP 3.100 02/15/30 2,807,016
525,000 Healthcare Realty Holdings LP 2.400 03/15/30 458,273
550,000 Healthcare Realty Holdings LP 2.050 03/15/31 452,347
375,000 Highwoods Realty LP 3.875 03/01/27 366,517
725,000 Highwoods Realty LP 4.125 03/15/28 703,187
700,000 Highwoods Realty LP 4.200 04/15/29 676,439
3,369,000 Highwoods Realty LP 2.600 02/01/31 2,870,448
3,845,000 (d) Iron Mountain, Inc 7.000 02/15/29 4,007,690
925,000 Kimco Realty OP LLC 3.850 06/01/25 916,461
300,000 Kimco Realty OP LLC 3.250 08/15/26 293,000
1,675,000 Kite Realty Group LP 4.950 12/15/31 1,677,122
2,225,000 Kite Realty Group LP 5.500 03/01/34 2,292,084
850,000 Mid-America Apartments LP 4.000 11/15/25 845,529
3,925,000 Mid-America Apartments LP 2.750 03/15/30 3,628,181
1,625,000 Mid-America Apartments LP 1.700 02/15/31 1,377,102
1,000,000 Mid-America Apartments LP 2.875 09/15/51 674,483
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,464,700
550,000 National Retail Properties, Inc 4.000 11/15/25 546,272
600,000 National Retail Properties, Inc 3.600 12/15/26 592,331
650,000 NNN REIT, Inc 5.600 10/15/33 680,191
625,000 ProLogis LP 2.875 11/15/29 587,319
875,000 Regency Centers LP 3.900 11/01/25 866,101
425,000 Regency Centers LP 3.600 02/01/27 418,162
1,650,000 Regency Centers LP 2.950 09/15/29 1,543,310
2,250,000 (d) Trust Fibra Uno 7.375 02/13/34 2,316,406
750,000 (d) Uniti Group LP 10.500 02/15/28 800,555
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 64,166,622
FINANCIAL SERVICES - 3.5%
2,150,000 AerCap Ireland Capital DAC 1.750 01/30/26 2,070,787
8,375,000 AerCap Ireland Capital DAC 3.000 10/29/28 7,911,332
750,000 AerCap Ireland Capital DAC 3.850 10/29/41 627,132
1,000,000 (b),(d) Alamo Re Ltd 12.124 06/07/25 1,029,200
4,086,000 Bank of New York Mellon Corp 4.700 N/A(f) 4,054,140
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.5% (continued)
$ 4,690,000 (d) Block, Inc 6.500% 05/15/32 $ 4,883,781
75,000 Capital One Financial Corp 3.750 03/09/27 74,047
3,940,000 (e) Capital One Financial Corp 3.950 N/A(f) 3,712,053
6,675,000 Charles Schwab Corp 5.375 N/A(f) 6,663,810
500,000 (b),(d) Citrus Re Ltd, (3-Month US Treasury Bill + 5.060%) 5.100 06/07/25 512,800
600,000 (d) Compass Group Diversified Holdings LLC 5.250 04/15/29 582,903
1,210,000 Corebridge Financial, Inc 6.050 09/15/33 1,290,080
1,575,000 Corebridge Financial, Inc 5.750 01/15/34 1,660,066
800,000 Discover Bank 4.250 03/13/26 796,606
1,625,000 Discover Bank 3.450 07/27/26 1,590,782
1,375,000 Discover Bank 2.700 02/06/30 1,238,364
6,400,000 (e) Discover Financial Services 6.125 N/A(f) 6,397,105
550,000 (d) Equitable Financial Life Global Funding 1.400 07/07/25 536,303
4,550,000 Equitable Holdings, Inc 4.950 N/A(f) 4,506,797
1,705,000 (d) FirstCash, Inc 6.875 03/01/32 1,754,651
2,135,000 Fiserv, Inc 3.500 07/01/29 2,062,709
2,350,000 Fiserv, Inc 5.450 03/15/34 2,456,108
5,000,000 Fiserv, Inc 5.150 08/12/34 5,126,906
1,000,000 Goldman Sachs Group, Inc 3.500 04/01/25 993,810
8,200,000 Goldman Sachs Group, Inc 4.482 08/23/28 8,243,344
2,950,000 Goldman Sachs Group, Inc 5.851 04/25/35 3,169,766
1,050,000 Goldman Sachs Group, Inc 4.411 04/23/39 989,892
1,625,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,295,777
1,450,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,180,771
3,000,000 Goldman Sachs Group, Inc 7.379 N/A(f) 3,008,604
4,925,000 (e) Goldman Sachs Group, Inc 7.500 N/A(f) 5,294,075
800,000 (d) HAT Holdings I LLC 8.000 06/15/27 847,506
1,250,000 (b),(d) Hestia Re Ltd, (SOFR + 10.080%) 14.682 04/22/25 1,150,000
925,000 Icahn Enterprises LP 5.250 05/15/27 886,373
3,850,000 Icahn Enterprises LP 4.375 02/01/29 3,364,700
3,000,000 (d) Indian Railway Finance Corp Ltd 2.800 02/10/31 2,678,742
500,000 (b),(d) Matterhorn Re Ltd, (SOFR + 5.250%) 5.889 03/24/25 506,550
1,711,500 (d) Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875 01/15/28 1,552,735
1,203,440 (d) Minejesa Capital BV 4.625 08/10/30 1,185,484
1,000,000 (d) Minejesa Capital BV 5.625 08/10/37 962,084
2,650,000 Morgan Stanley 2.188 04/28/26 2,608,501
6,625,000 Morgan Stanley 3.125 07/27/26 6,506,965
1,480,000 Morgan Stanley 3.950 04/23/27 1,465,269
550,000 Morgan Stanley 5.449 07/20/29 571,504
2,400,000 Morgan Stanley 6.407 11/01/29 2,579,047
4,000,000 Morgan Stanley 5.250 04/21/34 4,131,156
3,200,000 Morgan Stanley 5.424 07/21/34 3,337,138
2,000,000 Morgan Stanley 5.831 04/19/35 2,148,292
2,925,000 Morgan Stanley 5.320 07/19/35 3,037,387
2,000,000 Navient Corp 5.500 03/15/29 1,940,141
1,140,000 Northern Trust Corp 3.950 10/30/25 1,135,655
2,421,000 Northern Trust Corp 4.600 N/A(f) 2,396,225
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,285,579
2,000,000 OneMain Finance Corp 7.125 11/15/31 2,024,028
350,000 (d) PennyMac Financial Services, Inc 7.875 12/15/29 373,211
2,375,000 (d) Power Finance Corp Ltd 3.950 04/23/30 2,279,193
2,000,000 (d) Rocket Mortgage LLC 4.000 10/15/33 1,786,571
1,830,000 S&P Global, Inc 4.250 05/01/29 1,839,887
2,400,000 (b),(d) Sanders RE II Ltd, (3-Month US Treasury Bill + 3.250%) 3.250 04/07/25 2,421,840
370,000 (d) Shift4 Payments LLC 6.750 08/15/32 386,294
1,350,000 Springleaf Finance Corp 5.375 11/15/29 1,297,312
3,750,000 State Street Corp 6.700 N/A(f) 3,884,951
2,325,000 UBS Group AG. 3.750 03/26/25 2,312,871
475,000 (d) UBS Group AG. 2.193 06/05/26 466,255
5,900,000 (d) UBS Group AG. 1.305 02/02/27 5,642,406
2,050,000 (d) UBS Group AG. 6.442 08/11/28 2,156,607
2,100,000 (d) UBS Group AG. 3.179 02/11/43 1,637,081

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.5% (continued)
$ 2,500,000 (d) UBS Group AG. 9.250 % N/A(f) $ 2,764,003
2,100,000 (d) UBS Group AG. 9.250 N/A(f) 2,476,601
550,000 Visa, Inc 2.700 04/15/40 432,631
260,000 Voya Financial, Inc 5.700 07/15/43 265,013
TOTAL FINANCIAL SERVICES 166,438,289
FOOD, BEVERAGE & TOBACCO - 0.9%
2,575,000 Anheuser-Busch Cos LLC 4.700 02/01/36 2,585,370
4,580,000 Anheuser-Busch Cos LLC 4.900 02/01/46 4,510,586
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 5,725,365
5,000,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 5,210,847
1,150,000 Campbell Soup Co 5.250 10/13/54 1,142,318
2,700,000 (d) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,393,625
2,000,000 (d) Coca-Cola Icecek AS. 4.500 01/20/29 1,943,040
450,000 Constellation Brands, Inc 4.400 11/15/25 449,459
450,000 Constellation Brands, Inc 3.700 12/06/26 445,509
1,625,000 Constellation Brands, Inc 3.150 08/01/29 1,541,700
2,350,000 Constellation Brands, Inc 2.875 05/01/30 2,166,439
1,700,000 Constellation Brands, Inc 2.250 08/01/31 1,469,723
1,650,000 Diageo Capital plc 2.125 10/24/24 1,646,930
1,500,000 Kraft Heinz Foods Co 4.375 06/01/46 1,327,561
2,500,000 (d) MARB BondCo plc 3.950 01/29/31 2,216,620
4,000,000 Philip Morris International, Inc 5.250 02/13/34 4,154,054
680,000 (d) Post Holdings, Inc 6.250 02/15/32 700,201
2,000,000 (d) Post Holdings, Inc 6.375 03/01/33 2,032,636
1,500,000 (d) Primo Water Holdings, Inc 4.375 04/30/29 1,438,151
1,800,000 (d) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 1,869,100
TOTAL FOOD, BEVERAGE & TOBACCO 44,969,234
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
150,000 Aetna, Inc 6.625 06/15/36 169,579
1,200,000 Boston Scientific Corp 2.650 06/01/30 1,103,073
1,640,000 Centene Corp 2.450 07/15/28 1,510,317
6,410,000 Centene Corp 3.000 10/15/30 5,738,405
1,250,000 (d) CHS 5.250 05/15/30 1,150,382
1,525,000 Cigna Group 3.200 03/15/40 1,204,695
430,000 (d) Concentra Escrow Issuer Corp 6.875 07/15/32 452,151
5,175,000 CVS Health Corp 4.780 03/25/38 4,882,667
1,400,000 CVS Health Corp 2.700 08/21/40 994,137
3,425,000 CVS Health Corp 5.050 03/25/48 3,126,099
2,000,000 (d) DaVita, Inc 4.625 06/01/30 1,906,590
2,000,000 (d) DaVita, Inc 6.875 09/01/32 2,066,110
4,200,000 Elevance Health, Inc 2.250 05/15/30 3,761,765
1,575,000 Elevance Health, Inc 5.125 02/15/53 1,545,452
4,630,000 Encompass Health Corp 4.500 02/01/28 4,544,449
9,000,000 HCA, Inc 3.500 09/01/30 8,481,379
2,075,000 HCA, Inc 3.625 03/15/32 1,918,783
1,700,000 HCA, Inc 4.625 03/15/52 1,475,468
3,500,000 (d) Hologic, Inc 3.250 02/15/29 3,260,593
2,000,000 Humana, Inc 2.150 02/03/32 1,682,217
800,000 Humana, Inc 5.875 03/01/33 849,279
375,000 Tenet Healthcare Corp 4.625 06/15/28 368,044
3,400,000 Tenet Healthcare Corp 6.125 10/01/28 3,427,149
5,600,000 Tenet Healthcare Corp 4.375 01/15/30 5,372,821
3,625,000 UnitedHealth Group, Inc 2.300 05/15/31 3,214,131
950,000 UnitedHealth Group, Inc 5.150 07/15/34 991,505
1,085,000 UnitedHealth Group, Inc 3.750 10/15/47 890,527
TOTAL HEALTH CARE EQUIPMENT & SERVICES 66,087,767
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,875,000 Church & Dwight Co, Inc 2.300 12/15/31 1,638,371
1,170,000 (d) Coty, Inc 6.625 07/15/30 1,215,672
4,925,000 Haleon US Capital LLC 3.625 03/24/32 4,632,599
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 3,850,000 Unilever Capital Corp 4.625% 08/12/34 $ 3,905,828
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,392,470
INSURANCE - 1.3%
2,550,000 (d) Acrisure LLC 4.250 02/15/29 2,408,964
53,000 Aflac, Inc 6.450 08/15/40 59,701
825,000 (d) Alliant Holdings Intermediate LLC 4.250 10/15/27 789,784
4,360,000 (d) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,430,602
2,000,000 (d) Alliant Holdings Intermediate LLC 6.500 10/01/31 2,020,973
1,250,000 Aon Corp 2.800 05/15/30 1,150,728
1,450,000 Aon Corp 5.350 02/28/33 1,514,831
1,045,000 (d) Ardonagh Finco Ltd 7.750 02/15/31 1,080,241
900,000 Arthur J Gallagher & Co 5.750 03/02/53 940,204
500,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 461,598
3,895,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 2,737,442
400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 337,476
500,000 (b),(d) Bonanza RE Ltd, (3-Month US Treasury Bill + 5.620%) 10.222 03/16/25 496,500
1,690,000 (d) Five Corners Funding Trust II 2.850 05/15/30 1,561,691
7,425,000 Hartford Financial Services Group, Inc 2.800 08/19/29 6,923,495
250,000 Hartford Financial Services Group, Inc 4.300 04/15/43 223,492
850,000 Hartford Financial Services Group, Inc 2.900 09/15/51 574,030
2,000,000 (d) High Street Funding Trust I 4.111 02/15/28 1,946,436
2,755,000 (d) HUB International Ltd 7.250 06/15/30 2,870,380
1,521,000 (d) Liberty Mutual Group, Inc 4.569 02/01/29 1,527,616
1,750,000 (d) Liberty Mutual Group, Inc 3.951 10/15/50 1,369,105
260,000 MetLife, Inc 3.600 11/13/25 258,107
625,000 MetLife, Inc 5.000 07/15/52 618,640
3,920,000 MetLife, Inc 3.850 N/A(f) 3,856,716
3,250,000 (d) Panther Escrow Issuer LLC 7.125 06/01/31 3,408,954
500,000 Principal Financial Group, Inc 2.125 06/15/30 441,747
500,000 Prudential Financial, Inc 3.905 12/07/47 415,653
4,000,000 Prudential Financial, Inc 5.125 03/01/52 3,969,311
2,350,000 Prudential Financial, Inc 6.500 03/15/54 2,511,574
3,825,000 Reinsurance Group of America, Inc 5.750 09/15/34 4,029,296
500,000 (b),(d) Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 2.710%) 7.312 06/06/25 501,750
500,000 (b),(d) Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 3.880%) 8.482 06/06/25 502,250
285,000 (d) Ryan Specialty LLC 5.875 08/01/32 289,748
900,000 (d) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 913,622
1,725,000 Verisk Analytics, Inc 5.250 06/05/34 1,781,734
2,000,000 (b),(d) Vitality Re XII Ltd, (3-Month US Treasury Bill + 2.250%) 2.250 01/07/25 2,000,200
1,500,000 (b),(d) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 8.102 01/05/27 1,521,450
1,850,000 (b),(d) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 7.102 01/07/28 1,847,780
TOTAL INSURANCE 64,293,821
MATERIALS - 1.6%
2,650,000 Albemarle Corp 4.650 06/01/27 2,661,673
270,000 Amcor Flexibles North America, Inc 3.100 09/15/26 262,421
1,200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 1,079,273
3,700,000 Amcor Flexibles North America, Inc 2.690 05/25/31 3,267,864
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,166,773
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,386,827
1,400,000 (d) Antofagasta plc 6.250 05/02/34 1,489,796
1,445,000 (d) Arsenal AIC Parent LLC 8.000 10/01/30 1,550,605
400,000 (d) Avient Corp 6.250 11/01/31 410,051
3,570,000 Ball Corp 6.875 03/15/28 3,696,903
2,425,000 Ball Corp 2.875 08/15/30 2,158,285
5,375,000 Berry Global, Inc 1.570 01/15/26 5,172,196
3,125,000 Berry Global, Inc 1.650 01/15/27 2,933,672
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,457,155
500,000 (d),(e) Cemex SAB de C.V. 3.875 07/11/31 460,321
875,000 (d) Cemex SAB de C.V. 9.125 N/A(f) 954,446
1,125,000 (d) Cleveland-Cliffs, Inc 7.000 03/15/32 1,137,365
1,500,000 Commercial Metals Co 4.125 01/15/30 1,424,236
2,000,000 (d) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,846,291

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.6% (continued)
$ 1,050,000 (d) Corp Nacional del Cobre de Chile 6.440% 01/26/36 $ 1,143,193
5,805,000 DowDuPont, Inc 4.493 11/15/25 5,794,748
1,785,000 (d) Freeport Indonesia PT 5.315 04/14/32 1,814,865
1,215,000 (d) Inversiones CMPC S.A. 6.125 06/23/33 1,287,363
2,000,000 (d) Kraton Corp 5.000 07/15/27 2,038,469
725,000 (d) LD Celulose International GmbH 7.950 01/26/32 744,031
1,500,000 (d) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 1,469,478
2,000,000 (d) Mineral Resources Ltd 8.000 11/01/27 2,054,316
1,325,000 (d) Mineral Resources Ltd 9.250 10/01/28 1,410,845
2,500,000 Nutrien Ltd 2.950 05/13/30 2,325,151
1,920,000 (d) OCI NV 4.625 10/15/25 1,917,398
1,100,000 (d) OCP S.A. 3.750 06/23/31 985,875
1,075,000 (d) OCP S.A. 6.750 05/01/34 1,153,712
2,000,000 Olin Corp 5.125 09/15/27 1,988,492
1,975,000 (d) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,869,830
1,500,000 (e) Sasol Financing USA LLC 4.375 09/18/26 1,456,753
670,000 (d) Sealed Air Corp 6.125 02/01/28 681,217
600,000 (d) Sealed Air Corp 7.250 02/15/31 635,033
1,280,000 (d) Sealed Air Corp 6.500 07/15/32 1,319,892
3,000,000 Suzano Austria GmbH 3.125 01/15/32 2,607,071
3,911,000 (d) Tronox, Inc 4.625 03/15/29 3,653,370
2,100,000 (d) UltraTech Cement Ltd 2.800 02/16/31 1,850,607
TOTAL MATERIALS 75,717,862
MEDIA & ENTERTAINMENT - 1.9%
6,000,000 (d) CCO Holdings LLC 5.125 05/01/27 5,905,297
1,800,000 (d) CCO Holdings LLC 4.500 08/15/30 1,631,660
2,200,000 (e) Charter Communications Operating LLC 4.400 04/01/33 2,012,714
4,550,000 Charter Communications Operating LLC 6.550 06/01/34 4,732,787
3,000,000 Charter Communications Operating LLC 3.500 03/01/42 2,084,641
3,500,000 Charter Communications Operating LLC 4.800 03/01/50 2,679,500
5,000,000 Comcast Corp 4.150 10/15/28 5,007,791
2,975,000 Comcast Corp 3.200 07/15/36 2,553,800
1,000,000 Comcast Corp 3.900 03/01/38 902,595
15,185,000 Comcast Corp 2.887 11/01/51 10,203,836
5,000,000 (d),(e) CSC Holdings LLC 5.500 04/15/27 4,397,261
980,000 (d) CSC Holdings LLC 11.250 05/15/28 946,011
985,000 (d) DIRECTV Holdings LLC 5.875 08/15/27 967,105
2,000,000 (d) DISH Network Corp 11.750 11/15/27 2,099,061
3,570,000 (d) Gray Television, Inc 10.500 07/15/29 3,728,733
1,275,000 Lamar Media Corp 3.750 02/15/28 1,223,035
3,000,000 Lamar Media Corp 4.875 01/15/29 2,963,561
1,000,000 Lamar Media Corp 4.000 02/15/30 942,035
825,000 Lamar Media Corp 3.625 01/15/31 754,007
1,275,000 (d),(e) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,033,167
2,550,000 (d) Live Nation Entertainment, Inc 6.500 05/15/27 2,600,982
1,145,000 (d) McGraw-Hill Education, Inc 7.375 09/01/31 1,188,021
825,000 (d) News Corp 3.875 05/15/29 780,303
3,500,000 Paramount Global 6.375 03/30/62 3,237,452
590,000 (d) Sirius XM Radio, Inc 3.125 09/01/26 570,034
2,725,000 (d) Sirius XM Radio, Inc 4.000 07/15/28 2,570,886
1,575,000 (d) Sirius XM Radio, Inc 4.125 07/01/30 1,428,332
500,000 (d) Sirius XM Radio, Inc 3.875 09/01/31 435,635
3,000,000 (d) Sunrise FinCo I BV 4.875 07/15/31 2,838,540
1,230,000 Time Warner Cable LLC 5.875 11/15/40 1,115,404
475,000 Time Warner Cable LLC 4.500 09/15/42 363,978
1,275,000 (d) Univision Communications, Inc 4.500 05/01/29 1,138,987
2,000,000 (d) VZ Secured Financing BV 5.000 01/15/32 1,840,487
5,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 4,834,738
8,100,000 Warnermedia Holdings, Inc 5.141 03/15/52 6,247,324
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.9% (continued)
$ 1,413,000 (d) Ziff Davis, Inc 4.625% 10/15/30 $ 1,327,140
TOTAL MEDIA & ENTERTAINMENT 89,286,840
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,250,000 AbbVie, Inc 3.200 11/21/29 1,195,378
3,450,000 AbbVie, Inc 5.050 03/15/34 3,603,591
3,325,000 AbbVie, Inc 4.050 11/21/39 3,071,349
2,500,000 AbbVie, Inc 5.400 03/15/54 2,650,893
5,975,000 Amgen, Inc 5.250 03/02/33 6,220,425
8,600,000 Amgen, Inc 5.650 03/02/53 9,046,588
25,000 AstraZeneca Finance LLC 2.250 05/28/31 22,168
1,500,000 (d) Avantor Funding, Inc 4.625 07/15/28 1,466,089
2,040,000 (d) Avantor Funding, Inc 3.875 11/01/29 1,930,185
1,090,000 Danaher Corp 2.800 12/10/51 747,239
1,675,000 Eli Lilly & Co 5.000 02/09/54 1,702,921
4,750,000 Gilead Sciences, Inc 5.250 10/15/33 5,009,864
450,000 Gilead Sciences, Inc 4.000 09/01/36 423,055
600,000 Gilead Sciences, Inc 2.600 10/01/40 449,072
2,000,000 (e) Gilead Sciences, Inc 5.550 10/15/53 2,146,886
900,000 Johnson & Johnson 3.400 01/15/38 807,899
2,000,000 (d) Organon Finance  LLC 4.125 04/30/28 1,923,175
3,150,000 (d),(e) Organon Finance  LLC 5.125 04/30/31 2,967,682
10,750,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 11,120,270
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 2,883,620
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 59,388,349
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (d) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,866,781
1,400,000 (e) Kennedy-Wilson, Inc 4.750 03/01/29 1,295,960
1,475,000 (e) Kennedy-Wilson, Inc 5.000 03/01/31 1,324,162
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,486,903
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
3,000,000 (d) Broadcom, Inc 3.469 04/15/34 2,701,488
2,350,000 Broadcom, Inc 4.800 10/15/34 2,348,049
8,558,000 (d) Broadcom, Inc 4.926 05/15/37 8,550,595
1,035,000 Intel Corp 3.734 12/08/47 761,970
3,595,000 NVIDIA Corp 2.000 06/15/31 3,177,800
1,425,000 NXP BV 3.875 06/18/26 1,413,073
1,175,000 NXP BV 4.400 06/01/27 1,178,310
725,000 NXP BV 3.400 05/01/30 684,861
1,575,000 NXP BV 3.125 02/15/42 1,181,589
505,000 Texas Instruments, Inc 4.150 05/15/48 450,184
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,447,919
SOFTWARE & SERVICES - 0.8%
2,975,000 Adobe, Inc 2.300 02/01/30 2,733,652
3,000,000 (d) Ahead DB Holdings LLC 6.625 05/01/28 2,902,887
265,000 (d) CA Magnum Holdings 5.375 10/31/26 261,023
2,270,000 (d) Gen Digital, Inc 6.750 09/30/27 2,332,367
3,000,000 Microsoft Corp 2.400 08/08/26 2,925,236
875,000 Microsoft Corp 3.400 09/15/26 868,517
1,165,000 Microsoft Corp 3.300 02/06/27 1,154,563
1,100,000 Microsoft Corp 1.350 09/15/30 957,635
1,149,000 Microsoft Corp 2.525 06/01/50 788,709
565,000 (d) Open Text Corp 6.900 12/01/27 595,943
2,830,000 (d) Open Text Corp 3.875 12/01/29 2,630,742
550,000 (d) Open Text Holdings, Inc 4.125 02/15/30 516,263
4,300,000 Oracle Corp 4.900 02/06/33 4,379,607
5,500,000 Oracle Corp 5.375 09/27/54 5,496,641
1,300,000 Roper Technologies, Inc 1.400 09/15/27 1,204,085
4,100,000 Roper Technologies, Inc 2.000 06/30/30 3,601,819
3,525,000 Salesforce, Inc 2.700 07/15/41 2,665,781
TOTAL SOFTWARE & SERVICES 36,015,470
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,470,000 Amphenol Corp 2.800 02/15/30 1,359,933

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5% (continued)
$ 5,575,000 Apple, Inc 2.450% 08/04/26 $ 5,440,238
10,350,000 Apple, Inc 2.050 09/11/26 10,016,132
1,000,000 Apple, Inc 3.850 05/04/43 901,278
640,000 Apple, Inc 4.650 02/23/46 635,339
875,000 Flex Ltd 4.875 06/15/29 875,183
4,125,000 (d) Imola Merger Corp 4.750 05/15/29 4,025,076
1,500,000 (d) Lenovo Group Ltd 3.421 11/02/30 1,395,783
975,000 (d) Sensata Technologies BV 4.000 04/15/29 929,446
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,578,408
TELECOMMUNICATION SERVICES - 2.3%
6,563,000 AT&T, Inc 2.550 12/01/33 5,531,871
2,085,000 AT&T, Inc 4.500 05/15/35 2,030,317
22,020,000 AT&T, Inc 3.550 09/15/55 16,106,190
4,917,000 AT&T, Inc 3.800 12/01/57 3,722,830
1,500,000 (d) Bharti Airtel Ltd 3.250 06/03/31 1,370,345
3,200,000 (d) C&W Senior Financing Designated Activity Co 6.875 09/15/27 3,188,876
1,225,000 (d) CT Trust 5.125 02/03/32 1,123,142
2,575,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 2,203,531
2,000,000 (d) Frontier Communications Holdings LLC 5.875 10/15/27 2,008,134
1,925,000 (d) Iliad Holding SASU 6.500 10/15/26 1,945,984
893,000 (d) Iliad Holding SASU 7.000 10/15/28 908,464
865,000 (d) Iliad Holding SASU 8.500 04/15/31 930,399
5,000,000 (d) Level 3 Financing, Inc 10.500 05/15/30 5,381,250
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,642,950
1,025,000 (d),(e) Millicom International Cellular S.A. 7.375 04/02/32 1,053,193
370,000 Orange S.A. 5.375 01/13/42 374,851
220,000 (a),(d) Sable International Finance Ltd 7.125 10/15/32 220,825
3,575,000 (d) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 3,470,865
1,175,000 (d) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,074,750
1,150,000 Telefonica Emisiones S.A. 4.895 03/06/48 1,045,395
3,000,000 (d) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,481,593
800,000 T-Mobile USA, Inc 2.250 02/15/26 777,813
10,850,000 T-Mobile USA, Inc 2.625 02/15/29 10,106,794
8,650,000 T-Mobile USA, Inc 3.875 04/15/30 8,411,871
3,750,000 T-Mobile USA, Inc 5.050 07/15/33 3,843,724
750,000 T-Mobile USA, Inc 3.000 02/15/41 575,998
3,000,000 T-Mobile USA, Inc 3.300 02/15/51 2,177,839
1,550,000 (d) Turk Telekomunikasyon AS. 7.375 05/20/29 1,588,321
1,700,000 Verizon Communications, Inc 1.750 01/20/31 1,450,248
9,800,000 Verizon Communications, Inc 2.550 03/21/31 8,750,586
8,158,000 Verizon Communications, Inc 2.355 03/15/32 7,028,453
2,835,000 (d) Vmed O2 UK Financing I plc 4.750 07/15/31 2,523,228
2,620,000 Vodafone Group plc 4.250 09/17/50 2,185,989
6,000,000 Vodafone Group plc 4.125 06/04/81 5,438,841
300,000 (a),(d) Windstream Escrow LLC 8.250 10/01/31 304,990
TOTAL TELECOMMUNICATION SERVICES 112,980,450
TRANSPORTATION - 0.9%
3,600,000 (d) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 3,063,753
1,400,000 (d) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,129,660
2,000,000 (d) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,094,800
5,000,000 (d) Brightline East LLC 11.000 01/31/30 4,250,234
1,800,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,297,022
5,500,000 Canadian Pacific Railway Co 2.050 03/05/30 4,922,652
750,000 Canadian Pacific Railway Co 3.100 12/02/51 535,391
2,750,000 (d) Cargo Aircraft Management, Inc 4.750 02/01/28 2,636,074
700,000 CSX Corp 3.800 03/01/28 694,937
2,300,000 (d) ENA Master Trust 4.000 05/19/48 1,742,480
1,110,000 (d) Genesee & Wyoming, Inc 6.250 04/15/32 1,141,468
2,000,000 (d) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 2,021,026
975,000 (d) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 1,010,587
646,924 (d) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 606,305
2,260,000 (d) Misc Capital Two Labuan Ltd 3.750 04/06/27 2,221,331
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.9% (continued)
$ 3,200,000 (d) Rumo Luxembourg Sarl 4.200% 01/18/32 $ 2,847,634
2,000,000 (d) Transnet SOC Ltd 8.250 02/06/28 2,073,160
1,550,000 Union Pacific Corp 2.891 04/06/36 1,333,663
1,880,000 Union Pacific Corp 3.839 03/20/60 1,502,103
3,940,000 (d) XPO, Inc 6.250 06/01/28 4,029,611
TOTAL TRANSPORTATION 41,153,891
UTILITIES - 3.0%
2,030,000 (d) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,769,907
325,000 AEP Transmission Co LLC 3.100 12/01/26 317,763
350,000 AEP Transmission Co LLC 4.000 12/01/46 299,633
2,285,000 AEP Transmission Co LLC 2.750 08/15/51 1,508,700
700,000 Alabama Power Co 4.150 08/15/44 612,154
3,964,158 (d) Alfa Desarrollo S.p.A 4.550 09/27/51 3,132,131
1,350,000 Ameren Corp 1.750 03/15/28 1,241,197
3,000,000 Ameren Illinois Co 4.950 06/01/33 3,086,265
525,000 American Water Capital Corp 3.000 12/01/26 511,805
1,927,000 American Water Capital Corp 2.800 05/01/30 1,787,992
5,000,000 American Water Capital Corp 2.300 06/01/31 4,389,382
500,000 American Water Capital Corp 4.000 12/01/46 428,202
900,000 American Water Capital Corp 3.750 09/01/47 733,691
3,100,000 Atmos Energy Corp 1.500 01/15/31 2,625,851
250,000 Atmos Energy Corp 4.125 10/15/44 220,916
3,450,000 (a) Atmos Energy Corp 5.000 12/15/54 3,369,665
1,325,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,073,584
7,100,000 Berkshire Hathaway Energy Co 1.650 05/15/31 6,004,656
725,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 653,257
525,000 (d) Clearway Energy Operating LLC 4.750 03/15/28 515,152
1,000,000 CMS Energy Corp 3.600 11/15/25 986,535
3,050,000 CMS Energy Corp 4.750 06/01/50 2,943,168
1,275,000 (d) Comision Federal de Electricidad 5.700 01/24/30 1,277,805
1,650,000 Commonwealth Edison Co 2.750 09/01/51 1,088,865
4,350,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 4,711,043
740,000 (e) Consumers Energy Co 2.650 08/15/52 493,930
1,750,000 Consumers Energy Co 4.200 09/01/52 1,539,739
1,500,000 (d) Continuum Green Energy India Pvt 7.500 06/26/33 1,575,000
755,000 Dominion Energy, Inc 2.250 08/15/31 653,116
3,375,000 Dominion Energy, Inc 3.300 04/15/41 2,613,490
1,700,000 Dominion Energy, Inc 7.000 06/01/54 1,856,106
750,000 DTE Electric Co 3.650 03/01/52 597,674
1,875,000 DTE Electric Co 5.400 04/01/53 1,968,752
250,000 Duke Energy Corp 3.300 06/15/41 196,904
875,000 Duke Energy Corp 3.750 09/01/46 695,141
5,000,000 Duke Energy Florida LLC 3.400 10/01/46 3,858,340
1,300,000 (d) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,260,050
1,500,000 (d) Empresa de Transmision Electrica S.A. 5.125 05/02/49 1,178,142
2,525,000 (d) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,304,626
1,800,000 (d) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,550,734
3,125,000 Enterprise Products Operating LLC 3.700 01/31/51 2,431,846
3,450,000 (d) Eskom Holdings SOC Ltd 8.450 08/10/28 3,653,173
1,645,000 (d) Ferrellgas LP 5.375 04/01/26 1,641,178
2,225,000 (d) Ferrellgas LP 5.875 04/01/29 2,082,132
2,000,000 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 2,085,400
3,225,000 Florida Power & Light Co 4.800 05/15/33 3,301,213
1,270,000 Florida Power & Light Co 3.990 03/01/49 1,083,734
750,000 Indiana Michigan Power Co 3.750 07/01/47 595,839
1,140,000 Indiana Michigan Power Co 3.250 05/01/51 816,170
2,000,000 (d) Israel Electric Corp Ltd 4.250 08/14/28 1,918,702
1,250,000 (d) Israel Electric Corp Ltd 3.750 02/22/32 1,098,097
1,525,000 (d),(e) Kallpa Generacion SA 4.125 08/16/27 1,499,127
2,400,000 (d) Korea Southern Power Co Ltd 0.750 01/27/26 2,288,894
775,000 MidAmerican Energy Co 3.650 04/15/29 761,363
1,550,000 MidAmerican Energy Co 3.650 08/01/48 1,245,977

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.0% (continued)
$ 1,000,000 Nevada Power Co 5.450% 05/15/41 $ 1,034,534
8,135,000 NiSource, Inc 1.700 02/15/31 6,867,759
1,400,000 Northern States Power Co 3.600 09/15/47 1,124,714
1,955,000 (d) NRG Energy, Inc 2.450 12/02/27 1,831,594
1,350,000 NRG Energy, Inc 5.750 01/15/28 1,360,044
500,000 NSTAR Electric Co 3.950 04/01/30 494,969
1,550,000 Ohio Power Co 4.150 04/01/48 1,294,336
1,365,000 Ohio Power Co 4.000 06/01/49 1,118,395
600,000 (d) Pattern Energy Operations LP 4.500 08/15/28 580,433
825,000 PECO Energy Co 3.000 09/15/49 584,807
2,325,000 PECO Energy Co 2.800 06/15/50 1,579,969
50,000 Potomac Electric Power Co 7.900 12/15/38 65,608
550,000 Public Service Co of Colorado 4.750 08/15/41 522,238
1,410,000 Public Service Co of Colorado 4.050 09/15/49 1,167,372
1,700,000 Public Service Electric and Gas Co 4.900 12/15/32 1,758,902
4,000,000 Public Service Electric and Gas Co 5.450 03/01/54 4,246,752
8,400,000 Sempra 4.875 N/A(f) 8,309,839
2,077,581 (d) Solar Star Funding LLC 3.950 06/30/35 1,933,413
75,000 Southern Co Gas Capital Corp 3.875 11/15/25 74,396
625,000 Southern Co Gas Capital Corp 4.400 06/01/43 559,508
425,000 Southern Co Gas Capital Corp 3.950 10/01/46 350,206
550,000 (d) Superior Plus LP 4.500 03/15/29 521,480
2,815,000 (d) Talen Energy Supply LLC 8.625 06/01/30 3,067,849
2,000,000 (d) TerraForm Power Operating LLC 4.750 01/15/30 1,914,076
1,465,009 (d) UEP Penonome II S.A. 6.500 10/01/38 1,269,413
1,575,000 Union Electric Co 5.450 03/15/53 1,644,041
975,000 Union Electric Co 5.125 03/15/55 971,862
650,000 Virginia Electric and Power Co 2.950 11/15/26 635,503
775,000 Virginia Electric and Power Co 3.800 09/15/47 629,495
1,775,000 Virginia Electric and Power Co 5.550 08/15/54 1,865,673
1,500,000 Wisconsin Power and Light Co 4.950 04/01/33 1,531,418
850,000 Wisconsin Power and Light Co 4.100 10/15/44 717,069
215,000 Xcel Energy, Inc 4.800 09/15/41 197,802
TOTAL UTILITIES 145,959,377
TOTAL CORPORATE BONDS
(Cost $1,912,823,808) 1,853,407,788
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 41.6%
FOREIGN GOVERNMENT BONDS - 2.7%
2,675,000 (d) Angolan Government International Bond 8.750 04/14/32 2,398,694
INR 70,000,000 Asian Development Bank 6.200 10/06/26 831,504
1,780,000 (d) Bank Gospodarstwa Krajowego 5.375 05/22/33 1,827,330
550,000 (d) Banque Ouest Africaine de Developpement 5.000 07/27/27 537,625
1,950,000 (d) Banque Ouest Africaine de Developpement 4.700 10/22/31 1,759,680
EUR 1,575,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,455,585
287,000 (d) Barbados Government International Bond 6.500 10/01/29 274,802
1,500,000 (d) BNG Bank NV 1.500 10/16/24 1,497,975
BRL 4,850,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 825,779
BRL 5,100,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 830,970
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,728,281
1,500,000 Brazilian Government International Bond 4.750 01/14/50 1,146,067
1,050,000 Brazilian Government International Bond 7.125 05/13/54 1,086,348
3,575,000 Chile Government International Bond 2.550 01/27/32 3,154,948
1,400,000 Chile Government International Bond 3.500 01/31/34 1,286,291
1,925,000 Colombia Government International Bond 3.250 04/22/32 1,550,904
825,000 Colombia Government International Bond 8.000 11/14/35 879,304
1,500,000 Colombia Government International Bond 5.000 06/15/45 1,103,697
COP 2,290,000,000 Colombian TES 7.250 10/18/34 449,560
1,850,000 (d) Costa Rica Government International Bond 5.625 04/30/43 1,730,364
DOP 84,000,000 (d) Dominican Republic Government International Bond 12.000 03/05/32 1,546,791
600,000 (d) Dominican Republic Government International Bond 4.875 09/23/32 570,448
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 3,850,000 (d) Dominican Republic Government International Bond 5.875% 01/30/60 $ 3,603,946
928,125 (d) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 673,918
650,162 (d) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 368,584
188,000 (d) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 96,691
1,500,000 (d) Egypt Government International Bond 7.053 01/15/32 1,298,271
2,475,000 (d) Egypt Government International Bond 8.500 01/31/47 1,995,097
2,250,000 (d) Egypt Government International Bond 8.875 05/29/50 1,858,556
INR 45,000,000 European Bank for Reconstruction & Development 6.300 10/26/27 531,880
1,375,000 (d) Export-Import Bank of India 3.875 02/01/28 1,350,577
2,000,000 (d) Export-Import Bank of India 2.250 01/13/31 1,738,528
2,200,000 (d) Ghana Government International Bond 8.125 03/26/32 1,165,538
950,000 (d) Guatemala Government Bond 3.700 10/07/33 814,093
600,000 (d) Guatemala Government Bond 6.125 06/01/50 573,226
1,250,000 (d) Honduras Government International Bond 5.625 06/24/30 1,105,625
710,000 (d) Hungary Government International Bond 6.125 05/22/28 740,175
725,000 (d) Hungary Government International Bond 5.250 06/16/29 735,317
425,000 (d) Hungary Government International Bond 2.125 09/22/31 352,231
225,000 Indonesia Government International Bond 3.550 03/31/32 211,729
IDR 14,160,000,000 International Bank for Reconstruction & Development 6.250 01/19/29 944,511
1,028,125 (d) Iraq Government International Bond 5.800 01/15/28 996,296
1,500,000 Israel Government International Bond 5.375 03/12/29 1,524,195
EUR 125,000 (d) Ivory Coast Government International Bond 4.875 01/30/32 122,783
1,375,000 (d) Ivory Coast Government International Bond 8.250 01/30/37 1,414,473
760,417 (d) Ivory Coast Government International Bond (Step Bond) 5.750 12/31/32 726,431
1,675,000 Jamaica Government International Bond 6.750 04/28/28 1,766,958
1,500,000 Jamaica Government International Bond 8.000 03/15/39 1,853,410
500,000 (d) Jordan Government International Bond 7.500 01/13/29 507,780
875,000 (d) Jordan Government International Bond 7.375 10/10/47 809,375
925,000 (d) Kazakhstan Government International Bond 6.500 07/21/45 1,096,046
2,500,000 (d) Kenya Government International Bond 7.000 05/22/27 2,453,555
445,000 (d) Magyar Export-Import Bank Zrt 6.125 12/04/27 457,264
MYR 1,450,000 Malaysia Government Bond 3.828 07/05/34 354,425
MXN 18,000,000 Mexican Bonos 5.750 03/05/26 867,401
MXN 16,300,000 Mexican Bonos 8.500 11/18/38 761,671
550,000 Mexico Government International Bond 5.400 02/09/28 561,633
525,000 Mexico Government International Bond 3.250 04/16/30 481,390
1,859,000 Mexico Government International Bond 6.050 01/11/40 1,877,750
3,000,000 Mexico Government International Bond 4.280 08/14/41 2,447,830
2,325,000 Mexico Government International Bond 5.000 04/27/51 1,959,199
2,500,000 Mexico Government International Bond 6.400 05/07/54 2,500,928
500,000 (d) Mongolia Government International Bond 5.125 04/07/26 492,744
2,575,000 (d) Morocco Government International Bond 5.500 12/11/42 2,442,866
525,000 (d) Morocco Government International Bond 4.000 12/15/50 387,240
850,000 (d) Nigeria Government International Bond 8.375 03/24/29 822,975
1,250,000 (d) Nigeria Government International Bond 7.375 09/28/33 1,062,300
1,500,000 (d) Oman Government International Bond 7.375 10/28/32 1,721,898
525,000 (d) Oman Government International Bond 6.500 03/08/47 552,952
2,675,000 (d) OPEC Fund for International Development 4.500 01/26/26 2,682,755
1,500,000 Oriental Republic of Uruguay 5.250 09/10/60 1,500,368
1,800,000 Panama Bonos del Tesoro 3.362 06/30/31 1,469,898
2,250,000 Panama Government International Bond 4.500 04/01/56 1,616,269
500,000 (d) Paraguay Government International Bond 6.000 02/09/36 527,097
1,475,000 (d) Paraguay Government International Bond 5.400 03/30/50 1,374,069
780,000 Peruvian Government International Bond 5.875 08/08/54 817,597
3,040,000 Philippine Government International Bond 4.200 03/29/47 2,716,848
1,769,555 (d) Provincia de Buenos Aires (Step Bond) 6.375 09/01/37 840,539
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,837,500
1,000,000 (d) Republic of Kenya Government International Bond 9.750 02/16/31 1,010,700
575,000 (d) Republic of Kenya Government International Bond 6.300 01/23/34 470,255
PLN 3,775,000 Republic of Poland Government International Bond 6.000 10/25/33 1,037,196
3,248,000 Republic of Poland Government International Bond 5.500 04/04/53 3,322,925
1,500,000 Republic of South Africa Government International Bond 4.300 10/12/28 1,451,850

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
ZAR 9,300,000 Republic of South Africa Government International Bond 8.750% 01/31/44 $ 450,841
$ 2,150,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,787,994
UZS 5,990,000,000 (d) Republic of Uzbekistan International Bond 16.625 05/29/27 453,461
1,115,000 (d) Republic of Uzbekistan International Bond 7.850 10/12/28 1,178,416
1,000,000 (d) Republic of Uzbekistan International Bond 3.700 11/25/30 861,890
1,000,000 (d) Romanian Government International Bond 5.250 11/25/27 1,007,740
750,000 (d),(h) Romanian Government International Bond 5.875 01/30/29 768,137
1,425,000 (d) Romanian Government International Bond 4.000 02/14/51 1,037,828
3,150,000 (d) Rwanda International Government Bond 5.500 08/09/31 2,604,641
2,050,000 (d) Saudi Government International Bond 5.000 01/16/34 2,099,159
2,000,000 (d) Saudi Government International Bond 3.750 01/21/55 1,477,750
1,425,000 (d) Senegal Government International Bond 6.750 03/13/48 1,053,680
1,225,000 (d) Serbia Government International Bond 2.125 12/01/30 1,027,541
1,400,000 (d) Serbia Government International Bond 6.500 09/26/33 1,498,054
2,400,000 State of Israel 3.800 05/13/60 1,668,655
1,000,000 Turkiye Government International Bond 7.125 07/17/32 1,031,838
1,575,000 (e) Turkiye Government International Bond 7.625 05/15/34 1,671,489
2,100,000 (a) Turkiye Government International Bond 6.500 01/03/35 2,059,050
31,684 (d) Ukraine Government International Bond 0.000 02/01/30 13,783
118,400 (d) Ukraine Government International Bond 0.000 02/01/34 40,078
188,513 (d) Ukraine Government International Bond 1.750 02/01/34 83,511
100,057 (d) Ukraine Government International Bond 0.000 02/01/35 43,575
203,014 (d) Ukraine Government International Bond 1.750 02/01/35 87,499
83,380 (d) Ukraine Government International Bond 0.000 02/01/36 35,916
188,513 (d) Ukraine Government International Bond 1.750 02/01/36 80,344
741,251 (d) Zambia Government International Bond 5.750 06/30/33 653,228
695,891 (d) Zambia Government International Bond 0.500 12/31/53 341,937
TOTAL FOREIGN GOVERNMENT BONDS 131,449,109
MORTGAGE BACKED - 24.4%
1,511,805 (b),(d) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 1,308,786
93,124 Citicorp Mortgage Securities, Inc 5.500 07/25/35 91,540
32,899,231 (b),(d) Citigroup Mortgage Loan Trust 0.155 02/25/52 284,644
3,687,671 (b),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 52,804
7,555,870 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.380 03/25/42 7,879,707
3,600,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14.823 03/25/42 4,091,325
8,665,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9.913 06/25/42 9,378,114
1,525,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 8.630 01/25/43 1,609,797
1,340,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.813 05/25/43 1,434,159
800,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 10.613 05/25/43 883,278
1,515,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.363 06/25/43 1,591,003
425,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 12.113 06/25/43 473,947
2,665,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 2,825,872
2,170,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.830 10/25/43 2,278,479
24,200 Countrywide Alternative Loan Trust 5.000 12/25/56 9,796
266,106 (b) Countrywide Home Loan Mortgage Pass Through Trust 5.808 11/20/34 256,693
14,102 Countrywide Home Loan Mortgage Pass Through Trust 5.250 09/25/35 13,660
1,768,963 (b) Fannie Mae REMICS, (SOFR30A + 5.836%) 0.555 09/25/43 262,044
1,259,112 Fannie Mae REMICS 3.000 07/25/45 1,149,639
2,486,876 Fannie Mae REMICS 3.500 02/25/48 2,249,066
1,816,141 Fannie Mae REMICS 4.000 07/25/48 1,738,329
4,785,898 Fannie Mae REMICS 2.000 08/25/50 626,079
3,876,935 Fannie Mae REMICS 2.000 10/25/50 2,725,621
11,964,091 Fannie Mae REMICS 2.500 11/25/50 1,704,388
4,084,339 Fannie Mae REMICS 3.000 12/25/50 709,549
74,943 Fannie Mae REMICS 3.000 02/25/51 12,628
4,747,587 Fannie Mae REMICS 2.500 11/25/51 583,759
6,371,028 Fannie Mae REMICS 3.500 04/25/52 5,145,741
1,521,768 Fannie Mae REMICS 4.000 05/25/52 1,280,477
4,038,189 Fannie Mae REMICS 4.500 07/25/52 4,004,220
2,380,775 Fannie Mae REMICS 4.500 08/25/52 2,119,244
2,097,434 Fannie Mae REMICS 4.000 09/25/52 1,938,526
1,804,011 Fannie Mae REMICS 4.000 09/25/52 1,591,145
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,985,592 Fannie Mae REMICS 4.500% 10/25/52 $ 1,956,172
1,739,444 Fannie Mae REMICS 4.500 10/25/52 1,663,311
3,188,300 Fannie Mae REMICS 5.500 11/25/52 3,262,552
32,225,379 Federal Home Loan Mortgage Corp (FHLMC) 3.000 11/01/49 29,403,501
4,271,511 FHLMC 2.500 11/01/51 3,701,055
3,352,975 FHLMC 3.000 11/01/51 3,058,108
5,130,560 FHLMC 3.000 11/01/51 4,697,708
638,867 FHLMC 3.000 11/01/51 586,748
941,339 FHLMC 3.000 11/01/51 862,445
2,840,033 FHLMC 3.000 02/01/52 2,554,562
3,849,728 FHLMC 3.000 03/01/52 3,461,349
5,721,792 FHLMC 2.500 04/01/52 4,984,584
2,124,239 FHLMC 3.000 04/01/52 1,933,292
2,922,460 FHLMC 4.000 04/01/52 2,811,038
3,506,868 FHLMC 3.500 05/01/52 3,281,537
488,642 FHLMC 3.000 06/01/52 441,404
4,856,438 FHLMC 3.000 06/01/52 4,365,614
412,995 FHLMC 3.500 06/01/52 386,183
5,979,828 FHLMC 4.500 06/01/52 5,885,627
6,201,704 FHLMC 4.500 07/01/52 6,098,540
5,945,592 FHLMC 4.500 07/01/52 5,851,930
212,564 FHLMC 3.000 10/01/52 191,004
2,527,551 FHLMC 3.500 12/01/52 2,353,880
12,353,727 FHLMC 5.500 08/01/53 12,509,979
283 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 284
81,461 FGLMC 7.000 12/01/33 85,364
13,826 FGLMC 4.500 10/01/34 13,714
21,711 FGLMC 7.000 05/01/35 22,822
805,270 FGLMC 5.000 06/01/36 827,109
324,719 FGLMC 4.500 10/01/44 325,636
55,909 FGLMC 4.500 11/01/44 56,066
101,313 FGLMC 4.500 11/01/44 101,599
53,500 FGLMC 4.500 12/01/44 53,651
52,043 FGLMC 4.500 12/01/44 51,704
478,394 FGLMC 3.500 04/01/45 457,391
1,744,246 FGLMC 3.500 08/01/45 1,673,493
988,656 FGLMC 3.500 10/01/45 940,843
1,127,923 FGLMC 4.500 06/01/47 1,132,331
1,062,802 FGLMC 4.000 09/01/47 1,040,178
1,266,331 FGLMC 3.500 12/01/47 1,202,399
6,910,753 FGLMC 4.500 08/01/48 6,939,735
7 Federal National Mortgage Association (FNMA) 9.000 11/01/25 7
1,384 FNMA 7.000 05/01/26 1,437
5,475 FNMA 7.000 07/25/26 5,468
375 FNMA 7.500 01/01/29 381
215 FNMA 7.500 02/01/30 221
744,768 FNMA 3.500 05/01/32 736,045
86,982 FNMA 7.000 07/01/32 90,936
20,482 FNMA 7.000 07/01/32 21,283
22,739 FNMA 4.500 10/01/33 22,729
1,042,001 FNMA 5.000 05/01/35 1,068,350
617,454 FNMA 5.000 10/01/35 633,379
468,856 FNMA 5.000 02/01/36 481,143
483,904 FNMA 5.500 11/01/38 499,548
4,824,532 FNMA 3.000 05/01/40 4,545,575
1,635,147 FNMA 3.500 05/01/40 1,591,631
152,241 FNMA 5.000 09/01/40 156,839
325,096 FNMA 5.000 05/01/41 334,787
2,098,001 FNMA 4.000 09/01/42 2,061,488
305,761 (b) FNMA 2.494 12/25/42 156,583
524,447 FNMA 4.500 02/01/44 525,916
134,151 FNMA 4.500 03/01/44 135,409

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,059,386 FNMA 4.000% 05/01/44 $ 4,996,295
504,510 FNMA 4.500 06/01/44 505,924
1,512,973 FNMA 4.500 10/01/44 1,515,578
400,719 FNMA 5.000 11/01/44 412,790
407,826 FNMA 4.000 01/01/45 400,727
141,706 FNMA 4.500 03/01/45 141,950
1,118,803 FNMA 3.500 05/01/45 1,072,232
522,479 FNMA 3.500 01/01/46 496,660
348,789 FNMA 4.000 04/01/46 342,716
249,517 FNMA 3.500 06/01/46 236,952
2,857,863 FNMA 3.500 07/01/46 2,714,333
3,452,351 FNMA 3.500 07/01/46 3,296,419
67,616 FNMA 3.000 08/01/46 62,037
1,349,036 FNMA 3.000 10/01/46 1,216,042
955,880 FNMA 3.500 10/01/46 907,358
1,344,448 FNMA 4.500 05/01/47 1,359,809
1,022,914 FNMA 3.500 11/01/47 975,121
8,577,016 FNMA 3.500 01/01/48 8,130,214
4,455,177 FNMA 4.500 01/01/48 4,468,941
854,851 FNMA 4.500 02/01/48 857,410
2,935,077 FNMA 4.500 05/01/48 2,943,864
2,077,311 FNMA 4.500 05/01/48 2,083,532
5,429,234 FNMA 2.500 08/01/51 4,737,344
3,056,568 FNMA 3.000 09/01/51 2,789,615
3,999,234 FNMA 2.500 12/01/51 3,487,576
8,066,775 FNMA 2.500 02/01/52 7,047,880
1,848,434 FNMA 2.500 02/01/52 1,612,714
14,111,917 FNMA 3.500 02/01/52 13,330,755
7,160,721 FNMA 3.000 04/01/52 6,495,016
843,009 FNMA 3.500 04/01/52 785,294
2,763,294 FNMA 3.000 05/01/52 2,508,885
25,053,152 FNMA 4.000 05/01/52 24,095,558
8,565,758 FNMA 3.500 06/01/52 8,015,871
4,922,991 FNMA 3.500 06/01/52 4,590,833
10,157,333 FNMA 4.000 06/01/52 9,753,892
2,881,345 FNMA 4.500 06/01/52 2,835,982
29,496,533 FNMA 4.000 07/01/52 28,348,595
20,141,196 FNMA 4.000 07/01/52 19,356,397
1,790,983 FNMA 4.500 07/01/52 1,762,784
2,652,332 FNMA 4.500 07/01/52 2,610,574
16,353,909 FNMA 4.500 07/01/52 16,091,571
24,550,366 FNMA 5.000 08/01/52 24,592,224
56,588,217 FNMA 4.000 09/01/52 54,366,154
74,662,974 FNMA 4.500 09/01/52 73,435,717
16,984,814 FNMA 5.000 09/01/52 17,008,963
24,942,025 FNMA 4.000 10/01/52 23,966,284
17,564,663 FNMA 4.500 10/01/52 17,274,211
8,581,558 FNMA 5.000 10/01/52 8,587,086
4,220,473 FNMA 4.000 11/01/52 4,056,188
33,746,441 FNMA 4.500 11/01/52 33,188,417
5,398,792 FNMA 5.500 12/01/52 5,473,728
143,623 FNMA 5.000 01/01/53 143,745
13,173,163 FNMA 5.000 02/01/53 13,175,952
8,343,040 FNMA 5.500 02/01/53 8,442,562
15,887,306 FNMA 5.000 04/01/53 15,889,442
2,909,833 FNMA 5.000 06/01/53 2,934,952
16,231,154 FNMA 5.500 06/01/53 16,420,173
27,402,179 FNMA 5.000 08/01/53 27,384,697
44,754,718 FNMA 5.500 10/01/53 45,272,470
37,478,291 FNMA 5.500 05/01/54 37,916,719
3,701,775 Freddie Mac REMICS 3.500 01/15/47 3,360,299
695,180 Freddie Mac REMICS 4.000 10/15/47 665,883
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,257,001 Freddie Mac REMICS 4.000% 11/15/47 $ 1,212,145
3,515,943 Freddie Mac REMICS 4.000 01/15/48 3,391,176
3,454,825 Freddie Mac REMICS 4.000 03/15/48 3,322,738
3,167,100 Freddie Mac REMICS 4.000 04/15/48 3,029,317
1,038,244 Freddie Mac REMICS 4.000 04/15/48 1,001,323
2,614,152 (b) Freddie Mac REMICS, (SOFR30A + 9.737%) 1.190 06/15/48 2,564,120
1,855,170 (b) Freddie Mac REMICS, (SOFR30A + 9.657%) 1.110 10/15/48 1,710,071
3,065,182 Freddie Mac REMICS 2.000 09/25/50 2,120,448
2,085,147 Freddie Mac REMICS 2.000 09/25/50 272,517
2,850,119 Freddie Mac REMICS 3.000 10/25/50 2,153,995
13,647,482 Freddie Mac REMICS 2.500 02/25/51 2,295,044
3,626,616 Freddie Mac REMICS 2.500 05/25/51 2,411,095
1,461,104 Freddie Mac REMICS 4.000 08/25/52 1,260,272
2,680,276 Freddie Mac REMICS 4.500 10/25/52 2,573,685
3,238,291 Freddie Mac REMICS 5.500 11/25/52 3,340,664
1,652,517 Freddie Mac REMICS 5.500 02/25/53 1,716,683
2,000,000 (b),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.500%) 12.780 10/25/41 2,156,979
4,982,000 (b),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13.788 02/25/42 5,493,306
1,227,903 (b) Freddie Mac Strips, (SOFR30A + 5.806%) 0.463 03/15/44 133,340
4,230,000 (b),(d) Freddie Mac Structured Agency Credit Risk Debt Notes, (SOFR30A + 7.100%) 12.380 01/25/42 4,521,007
35,142 Government National Mortgage Association (GNMA) 5.000 02/15/33 35,199
64,117 GNMA 5.000 09/15/33 66,009
2,957,756 GNMA 3.700 10/15/33 2,905,671
6,648 GNMA 5.500 04/15/34 6,882
8,637 GNMA 5.000 04/15/38 8,857
6,709,429 GNMA 5.000 01/20/40 1,412,704
3,086,731 GNMA 4.500 03/20/40 554,715
5,020,942 GNMA 5.000 03/20/40 1,001,338
3,338,028 GNMA 2.500 12/20/43 3,000,395
1,196,360 GNMA 3.000 03/20/45 1,081,980
768,656 GNMA 4.500 12/20/45 786,398
1,836,522 GNMA 4.000 06/20/46 218,384
1,760,400 GNMA 5.000 09/20/46 330,830
2,679,395 (b) GNMA, (TSFR1M + 5.986%) 1.025 03/20/50 434,386
5,486,405 GNMA 3.000 11/20/51 4,186,118
7,801,922 GNMA 3.000 12/20/51 5,938,419
5,105,944 GNMA 3.000 01/20/52 3,949,266
2,681,718 GNMA 2.500 02/20/52 2,298,055
6,456,200 GNMA 3.000 02/20/52 4,656,258
4,481,616 GNMA 4.000 04/20/52 3,921,095
4,978,840 GNMA 5.000 04/20/52 928,195
21,859,642 GNMA 3.500 07/20/52 20,533,291
2,289,789 GNMA 4.000 07/20/52 1,952,212
4,335,094 GNMA 4.000 08/20/52 4,190,537
12,033,928 GNMA 4.500 08/20/52 11,899,592
20,629,115 GNMA 4.000 09/20/52 19,953,843
2,915,484 GNMA 4.500 09/20/52 2,804,082
3,613,028 GNMA 4.500 09/20/52 3,455,992
3,528,118 GNMA 4.500 09/20/52 3,379,041
2,020,827 GNMA 4.500 09/20/52 1,863,729
2,378,260 GNMA 4.500 02/20/53 2,203,357
2,094,279 GNMA 5.500 02/20/53 2,135,360
4,850,371 (b) GNMA, (SOFR30A + 6.950%) 1.605 05/20/53 337,617
18,474,899 (b) GNMA, (SOFR30A + 26.100%) 2.847 07/20/53 21,998,171
3,719,530 (b) GNMA, (SOFR30A + 23.205%) 2.358 08/20/53 4,076,527
36,880,868 (b),(d) GS Mortgage-Backed Securities Trust 0.151 08/25/51 302,932
6,769,119 (b),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,663,682
3,936,644 (b),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,283,844
2,244,897 (b),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 1,998,052
1,237,648 (b),(d) GS Mortgage-Backed Securities Trust 2.831 05/28/52 1,025,382
3,518,964 (b),(d) GS Mortgage-Backed Securities Trust 3.000 08/26/52 3,046,404
4,396,521 (b),(d) GS Mortgage-Backed Securities Trust 4.346 12/25/52 3,987,356

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 192,040 GSR Mortgage Loan Trust 6.000% 01/25/35 $ 174,303
50,035 (b) Impac CMB Trust, (TSFR1M + 0.774%) 5.629 03/25/35 46,359
4,810,000 (b),(d) Imperial Fund Mortgage Trust 2.383 06/25/56 3,794,709
99,908 (b) JP Morgan Mortgage Trust 6.581 11/25/33 97,517
178,161 (b),(d) JP Morgan Mortgage Trust 3.500 05/25/47 164,059
296,111 (b),(d) JP Morgan Mortgage Trust 3.500 10/25/48 268,677
88,723 (b),(d) JP Morgan Mortgage Trust 4.000 01/25/49 84,382
10,313,080 (b),(d) JP Morgan Mortgage Trust 0.122 06/25/51 68,584
18,065,830 (b),(d) JP Morgan Mortgage Trust 0.109 11/25/51 106,419
2,154,747 (b),(d) JP Morgan Mortgage Trust 2.500 11/25/51 1,794,743
17,960,870 (b),(d) JP Morgan Mortgage Trust 0.117 12/25/51 113,899
2,499,907 (b),(d) JP Morgan Mortgage Trust 2.500 12/25/51 2,082,236
3,638,660 (b),(d) JP Morgan Mortgage Trust 2.500 01/25/52 3,030,733
4,263,631 (b),(d) JP Morgan Mortgage Trust 0.500 04/25/52 124,029
2,091,641 (b),(d) JP Morgan Mortgage Trust 3.343 04/25/52 1,787,658
1,338,651 (b),(d) JP Morgan Mortgage Trust 3.343 04/25/52 1,131,632
5,325,689 (b),(d) JP Morgan Mortgage Trust 2.500 06/25/52 4,429,255
1,316,235 (b),(d) JP Morgan Mortgage Trust 3.000 06/25/52 1,156,791
8,194,400 (d) JP Morgan Mortgage Trust 0.224 07/25/52 95,607
5,821,536 (b),(d) JP Morgan Mortgage Trust 2.500 07/25/52 4,841,640
2,120,509 (b),(d) JP Morgan Mortgage Trust 3.250 07/25/52 1,851,195
5,936,008 (b),(d) JP Morgan Mortgage Trust 3.000 08/25/52 5,138,865
3,899,897 (b),(d) JP Morgan Mortgage Trust 3.000 10/25/52 3,376,377
2,157,370 (b),(d) JP Morgan Mortgage Trust 3.000 11/25/52 1,870,458
3,400,946 (b),(d) JP Morgan Mortgage Trust 3.000 04/25/53 2,944,236
1,090,411 (b),(d) JP Morgan Mortgage Trust 5.000 06/25/53 1,070,263
1,526,576 (b),(d) JP Morgan Mortgage Trust 5.500 06/25/53 1,516,552
297,664 Master Alternative Loan Trust 7.000 01/25/34 299,420
3,184,638 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,652,566
2,801,675 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,509,896
2,597,284 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,163,344
340,956 (b),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 322,631
650,000 (b),(d) NLT Trust 2.569 08/25/56 489,188
2,335,828 (b),(d) OBX 3.000 01/25/52 2,022,151
2,700,000 (b),(d) Onslow Bay Mortgage Loan Trust 2.451 05/25/61 1,686,820
1,045,603 (b),(d) RCKT Mortgage Trust 3.006 09/25/51 841,886
5,922,994 (b),(d) RCKT Mortgage Trust 2.500 02/25/52 4,926,021
2,433,342 (b),(d) RCKT Mortgage Trust 3.000 05/25/52 2,106,692
87,586 (b),(d) Sequoia Mortgage Trust 4.000 06/25/49 83,855
571,372 (b),(d) Sequoia Mortgage Trust 3.500 12/25/49 521,986
2,257,266 (b),(d) Sequoia Mortgage Trust 2.500 06/25/51 1,897,035
258,838 (b),(d) Shellpoint Co-Originator Trust 3.500 10/25/47 240,046
1,085,000 (b),(d) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 4.750%) 10.030 02/25/42 1,149,548
6,705,000 (b),(d) STACR, (SOFR30A + 2.900%) 8.180 04/25/42 6,943,123
10,590,000 (b),(d) STACR, (SOFR30A + 3.350%) 8.630 05/25/42 11,112,996
14,620,000 (b),(d) STACR, (SOFR30A + 4.500%) 9.780 06/25/42 15,697,219
7,305,000 (b),(d) STACR, (SOFR30A + 4.000%) 9.280 07/25/42 7,779,961
6,335,000 (b),(d) STACR, (SOFR30A + 3.700%) 8.980 09/25/42 6,698,472
510,000 (b),(d) STACR, (SOFR30A + 3.100%) 8.444 03/25/43 534,775
285,000 (b),(d) STACR, (SOFR30A + 3.250%) 8.513 04/25/43 299,831
1,795,000 (b),(d) STACR, (SOFR30A + 3.500%) 8.780 05/25/43 1,902,524
12,859 (b),(d) STACR 3.787 02/25/48 12,375
226,398 (b),(d) STACR 3.847 05/25/48 221,066
219,003 (b),(d) STACR 3.847 05/25/48 213,780
2,670,000 (b),(d) STACR, (SOFR30A + 4.800%) 10.080 10/25/50 3,049,154
930,000 (b),(d) Verus Securitization Trust 3.207 11/25/59 889,441
13,031,000 (b),(d) Verus Securitization Trust 3.288 11/25/66 10,492,314
327,211 (d) Verus Securitization Trust (Step Bond) 1.733 05/25/65 313,358
1,162,748 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 1,008,113
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,411,655 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.313% 08/25/51 $ 6,327,486
TOTAL MORTGAGE BACKED 1,174,611,895
MUNICIPAL BONDS - 0.1%
4,195,000 (d) Virgin Islands Water & Power Authority-Electric System 10.250 07/01/26 4,197,435
TOTAL MUNICIPAL BONDS 4,197,435
U.S. TREASURY SECURITIES - 14.4%
8,998,000 United States Treasury Note 3.500 09/30/26 8,973,044
860,000 United States Treasury Note 3.375 09/15/27 855,633
16,615,000 United States Treasury Note 3.500 09/30/29 16,565,674
1,050,000 United States Treasury Note 3.500 04/30/30 1,044,135
300 United States Treasury Note 4.250 02/28/31 310
44,969,000 United States Treasury Note 3.625 09/30/31 44,884,683
6,005,000 United States Treasury Note 3.875 08/15/34 6,047,223
30,500,000 United States Treasury Note 1.750 08/15/41 21,625,215
14,775,000 United States Treasury Note 2.000 11/15/41 10,863,088
1,823,000 United States Treasury Note 3.250 05/15/42 1,620,761
9,440,000 United States Treasury Note 3.875 05/15/43 9,088,950
364,480,000 (e) United States Treasury Note 4.125 08/15/44 361,632,500
135,110,000 United States Treasury Note 2.250 02/15/52 92,133,409
108,344,000 United States Treasury Note 4.625 05/15/54 117,519,382
TOTAL U.S. TREASURY SECURITIES 692,854,007
TOTAL GOVERNMENT BONDS
(Cost $2,058,899,806) 2,003,112,446
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.3%
ASSET BACKED - 4.4%
1,233,616 (d) AASET Trust 6.413 01/16/40 416,652
Series - 2020 1A (Class C)
2,100,000 (b),(d) AGL CLO 19 Ltd, (TSFR3M + 2.750%) 8.032 07/21/35 2,106,094
Series - 2022 19A (Class B1)
3,100,000 (d) AMSR Trust 3.218 04/17/37 3,057,253
Series - 2020 SFR1 (Class E)
3,000,000 (b),(d) Apidos CLO XXIV, (TSFR3M + 1.612%) 6.894 10/20/30 3,004,854
Series - 2016 24A (Class A2LX)
1,000,000 (b),(d) Apidos CLO XXIX, (TSFR3M + 1.812%) 7.096 07/25/30 1,001,842
Series - 2018 29A (Class A2)
2,225,101 (d) Apollo aviation securitization 2.798 01/15/47 2,036,823
Series - 2021 2A (Class A)
2,797,000 (d) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,650,312
Series - 2021 1A (Class C)
5,075,000 (d) Avis Budget Rental Car Funding AESOP LLC 4.080 02/20/28 4,768,930
Series - 2021 2A (Class D)
1,000,000 (b),(d) Bonanza RE Ltd, (3-Month US Treasury Bill + 4.930%) 9.532 12/23/24 1,003,300
Series - 2020 A (Class A)
911,650 (d) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 892,479
Series - 2019 A (Class A)
429,431 (d) British Airways Pass Through Trust 8.375 11/15/28 450,608
Series - 2020 A (Class A)
1,739,003 (d) British Airways Pass Through Trust 3.800 09/20/31 1,681,913
Series - 2018 1 (Class AA)
5,100,000 (d) Capital Automotive REIT 4.520 02/15/50 4,855,936
Series - 2020 1A (Class B2)
3,142,923 (d) Capital Automotive REIT 1.920 08/15/51 2,950,287
Series - 2021 1A (Class A3)
2,453,125 (d) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 2,290,055
Series - 2020 1A (Class A3)
2,500,000 (d) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 2,284,371
Series - 2020 1A (Class B1)
1,250,000 (b),(d) Cayuga Park CLO Ltd, (TSFR3M + 6.262%) 1.000 07/17/34 1,256,374
Series - 2020 1A (Class ER)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 252,536 (b) C-BASS Trust, (TSFR1M + 0.274%) 3.295% 07/25/36 $ 246,093
Series - 2006 CB6 (Class A1)
6,451,318 (b),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5.863 04/07/52 16,128
Series - 2007 1A (Class A2)
5,033 Centex Home Equity 5.540 01/25/32 5,109
Series - 2002 A (Class AF6)
6,296,164 (d) CF Hippolyta LLC 2.280 07/15/60 6,027,857
Series - 2020 1 (Class B1)
2,806,290 (d) CF Hippolyta LLC 2.600 07/15/60 2,450,906
Series - 2020 1 (Class B2)
10,131,311 (d) CF Hippolyta LLC 1.530 03/15/61 9,517,876
Series - 2021 1A (Class A1)
8,482,028 (d) CF Hippolyta LLC 1.980 03/15/61 7,807,259
Series - 2021 1A (Class B1)
4,375,000 (b),(d) CIFC Funding, (TSFR3M + 1.712%) 7.013 04/15/34 4,381,891
Series - 2021 2A (Class B)
1,500,000 (b),(d) CIFC Funding Ltd, (TSFR3M + 2.562%) 7.847 01/17/35 1,503,593
Series - 2014 4RA (Class BR)
1,675,000 (d) Cologix Data Centers US Issuer LLC 3.300 12/26/51 1,586,917
Series - 2021 1A (Class A2)
17,846 Countrywide Asset-Backed Certificates (Step Bond) 5.216 10/25/27 15,526
Series - 2002 S4 (Class A5)
9,850,000 (d) Crescendo Royalty Funding LP 3.567 12/20/51 9,486,461
Series - 2021 1 (Class A)
4,260,750 (d) DB Master Finance LLC 4.021 05/20/49 4,207,461
Series - 2019 1A (Class A2II)
3,087,500 (d) DB Master Finance LLC 4.352 05/20/49 3,011,835
Series - 2019 1A (Class A23)
2,309,688 (d) DB Master Finance LLC 2.045 11/20/51 2,188,809
Series - 2021 1A (Class A2I)
6,710,250 (d) DB Master Finance LLC 2.493 11/20/51 6,158,759
Series - 2021 1A (Class A2II)
503,025 (d) Diamond Resorts Owner Trust 2.700 11/21/33 487,037
Series - 2021 1A (Class C)
261,992 (d) Diamond Resorts Owner Trust 3.830 11/21/33 252,849
Series - 2021 1A (Class D)
2,847,425 (d) Domino's Pizza Master Issuer LLC 4.474 10/25/45 2,833,237
Series - 2015 1A (Class A2II)
1,492,313 (d) Domino's Pizza Master Issuer LLC 4.116 07/25/48 1,480,216
Series - 2018 1A (Class A2I)
212,366 (b),(d) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 6.069 05/25/37 211,245
Series - 2007 2 (Class A2C)
3,250,000 (b),(d) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%) 8.891 04/18/37 3,313,788
Series - 2024 1A (Class D)
193,327 (d) HERO Funding Trust 3.280 09/20/48 173,421
Series - 2017 2A (Class A1)
386,654 (d) HERO Funding Trust 4.070 09/20/48 356,071
Series - 2017 2A (Class A2)
2,262,500 (d) Hertz Vehicle Financing LLC 2.050 12/26/25 2,245,286
Series - 2021 1A (Class C)
3,750,000 (d) HIFI A2 3.939 02/01/62 3,638,677
Series - 2022 1A (Class A2)
304,253 (d) Hilton Grand Vacations Trust 4.000 02/25/32 300,776
Series - 2018 AA (Class C)
802,455 (d) Hilton Grand Vacations Trust 2.840 07/25/33 781,029
Series - 2019 AA (Class C)
19,865 (b) Home Equity Asset Trust, (TSFR1M + 1.614%) 3.986 06/25/33 19,358
Series - 2003 1 (Class M1)
1,455,686 (d) Horizon Aircraft Finance II Ltd 3.721 07/15/39 1,368,770
Series - 2019 1 (Class A)
6,271,669 (d) Horizon Aircraft Finance III Ltd 3.425 11/15/39 5,707,157
Series - 2019 2 (Class A)
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 3,000,000 (c),(d) Industrial DPR Funding Ltd 5.380% 04/15/34 $ 2,663,160
Series - 2022 1A (Class 1)
499,977 (b),(d) Invitation Homes Trust, (TSFR1M + 1.364%) 6.461 01/17/38 499,352
Series - 2018 SFR4 (Class B)
1,442,272 (d) Jonah Energy Abs I LLC 7.200 11/20/37 1,460,974
Series - 2022 1 (Class A1)
2,382,420 (d) Lunar Structured Aircraft Portfolio Notes 5.682 10/15/46 2,179,701
Series - 2021 1 (Class C)
1,000,000 (b),(d) Madison Park Funding XXXVI Ltd, (TSFR3M + 3.500%) 5.981 04/15/35 1,003,681
Series - 2019 36A (Class D1R)
1,000,000 (b),(d) Magnetite XXIII Ltd, (TSFR3M + 6.562%) 7.484 01/25/35 1,004,229
Series - 2019 23A (Class ER)
3,500,000 (b),(d) Magnetite XXIII Ltd, (TSFR3M + 2.312%) 7.596 01/25/35 3,505,572
Series - 2019 23A (Class CR)
258,790 Mid-State Capital Trust 5.745 01/15/40 258,791
Series - 2005 1 (Class A)
800,000 (b),(d) MSCG Trust 3.577 06/07/35 739,084
Series - 2015 ALDR (Class C)
4,310,000 (b),(d) MSCG Trust 3.577 06/07/35 3,908,449
Series - 2015 ALDR (Class D)
703,808 (d) MVW LLC 2.230 05/20/39 661,155
Series - 2021 2A (Class C)
366,626 (d) MVW Owner Trust 3.900 01/21/36 366,151
Series - 2018 1A (Class C)
401,634 (d) MVW Owner Trust 3.330 11/20/36 394,370
Series - 2019 1A (Class C)
1,730,000 (b),(d) Myers Park CLO Ltd, (TSFR3M + 1.862%) 7.144 10/20/30 1,733,695
Series - 2018 1A (Class B1)
1,500,000 (d) NBC Funding LLC 4.970 07/30/51 1,408,026
Series - 2021 1 (Class B)
1,000,000 (d) Oak Street Investment Grade Net Lease Fund Series 4.230 01/20/51 936,066
Series - 2021 1A (Class B1)
1,000,000 (b),(d) Palmer Square CLO Ltd, (TSFR3M + 3.212%) 5.462 01/15/35 1,005,455
Series - 2021 3A (Class D)
2,500,000 (b),(d) Palmer Square CLO Ltd, (TSFR3M + 3.050%) 8.332 04/20/35 2,508,433
Series - 2022 1A (Class D)
600,000 (d) Progress Residential Trust 2.711 11/17/40 550,804
Series - 2021 SFR9 (Class D)
3,050,651 (d) Purewest Funding LLC 4.091 12/22/36 2,995,515
Series - 2021 1 (Class A1)
177,515 (d) Settlement Fee Finance LLC 3.840 11/01/49 177,219
Series - 2019 1A (Class A)
824,785 (d) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 797,114
Series - 2021 1A (Class C)
150,210 (d) SolarCity LMC 4.800 11/20/38 149,064
Series - 2013 1 (Class A)
5,875,000 (d) Stack Infrastructure Issuer LLC 1.877 03/26/46 5,613,482
Series - 2021 1A (Class A2)
2,301,582 (d) START Ireland 5.095 03/15/44 2,186,641
Series - 2019 1 (Class B)
113,394 (b) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5.869 09/25/34 108,264
Series - 2004 8 (Class M1)
10,300,000 (d) Subway Funding LLC 6.028 07/30/54 10,626,830
Series - 2024 1A (Class A2I)
5,250,000 (d) Taco Bell Funding LLC 4.970 05/25/46 5,257,525
Series - 2016 1A (Class A23)
4,563,713 (d) Taco Bell Funding LLC 1.946 08/25/51 4,276,953
Series - 2021 1A (Class A2I)
4,833,900 (d) Taco Bell Funding LLC 2.294 08/25/51 4,342,118
Series - 2021 1A (Class A2II)
2,500,000 (b),(d) TCW CLO Ltd, (LIBOR 3 M + 7.122%) 6.985 07/25/34 2,469,395
Series - 2021 2A (Class E)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 3,549,916 United Airlines Pass Through Trust 3.700% 03/01/30 $ 3,256,034
Series - 2018 1 (Class A)
9,057,848 (d) Vine 2.790 11/15/50 8,390,358
Series - 2020 1A (Class A)
1,521,858 (d) Vine 6.420 11/15/50 1,426,685
Series - 2020 1A (Class C)
2,288,601 (d) Vivint Colar Financing V LLC 7.370 04/30/48 2,173,397
Series - 2018 1A (Class B)
6,526,645 (d) Wendys Funding LLC 3.884 03/15/48 6,333,002
Series - 2018 1A (Class A2II)
5,619,056 (d) Wendy's Funding LLC 2.370 06/15/51 5,058,029
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 210,914,253
OTHER MORTGAGE BACKED - 8.9%
145,047 (b),(d) Agate Bay Mortgage Trust 3.500 09/25/45 135,369
Series - 2015 6 (Class A9)
1,895,000 (b),(d) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%) 7.012 07/15/41 1,900,710
Series - 2024 IND (Class A)
1,500,000 (b),(d) Ashford Hospitality Trust, (TSFR1M + 2.147%) 7.244 06/15/35 1,478,633
Series - 2018 KEYS (Class C)
2,000,000 (b) BANK 4.085 11/15/50 1,801,006
Series - 2017 BNK8 (Class B)
3,000,000 (d) BANK 2.500 10/17/52 2,066,655
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 901,277
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3.455 12/15/52 891,652
Series - 2019 BN23 (Class B)
2,000,000 BANK 1.925 12/15/53 1,702,584
Series - 2020 BN30 (Class A4)
4,000,000 (b) BANK 6.260 04/15/56 4,206,006
Series - 2023 5YR1 (Class A3)
1,725,000 BANK 5.769 06/15/57 1,806,934
Series - 2024 5YR7 (Class A3)
1,696,000 BANK 3.011 09/15/62 1,552,998
Series - 2019 BN20 (Class A3)
4,500,000 (b),(d) BBCMS Mortgage Trust 4.409 08/05/38 3,689,693
Series - 2018 CHRS (Class E)
2,500,000 (b),(d) BBCMS Trust 5.122 08/10/35 2,177,212
Series - 2015 SRCH (Class D)
1,769,000 (b),(d) Benchmark Mortgage Trust 2.791 09/15/48 1,505,546
Series - 2020 IG2 (Class AM)
2,800,000 (b),(d) Benchmark Mortgage Trust 3.230 09/15/48 2,268,089
Series - 2020 IG3 (Class AS)
5,000,000 (b),(d) Benchmark Mortgage Trust 3.654 09/15/48 4,627,414
Series - 2020 IG3 (Class BXA)
2,000,000 Benchmark Mortgage Trust 4.232 01/15/52 1,957,607
Series - 2018 B8 (Class A5)
1,100,000 Benchmark Mortgage Trust 4.267 03/15/52 1,056,994
Series - 2019 B9 (Class AS)
2,000,000 (b) Benchmark Mortgage Trust 4.510 05/15/53 1,990,614
Series - 2018 B7 (Class A4)
9,100,000 (d) Benchmark Mortgage Trust 4.139 07/15/53 8,629,876
Series - 2020 B18 (Class AGNF)
6,500,000 (b) Benchmark Mortgage Trust 2.563 02/15/54 4,730,245
Series - 2021 B23 (Class C)
2,000,000 Benchmark Mortgage Trust 2.224 08/15/54 1,724,743
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5.626 04/15/56 2,037,333
Series - 2023 B38 (Class A2)
2,540,000 Benchmark Mortgage Trust 3.493 12/15/62 2,150,047
Series - 2019 B14 (Class B)
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 (b),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.946%) 7.043% 04/15/34 $ 2,952,821
Series - 2019 IMC (Class D)
2,080,277 (b),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.392%) 6.488 03/15/41 2,083,292
Series - 2024 XL5 (Class A)
2,500,000 (b),(d) BXP Trust 2.868 01/15/44 1,846,382
Series - 2021 601L (Class D)
1,800,000 (b) CD Mortgage Trust 3.879 11/10/49 1,548,577
Series - 2016 CD2 (Class B)
1,000,000 (b) CD Mortgage Trust 4.109 11/10/49 747,508
Series - 2016 CD2 (Class C)
1,400,000 (b) CD Mortgage Trust 4.688 02/10/50 590,743
Series - 2017 CD3 (Class C)
217,552 (b),(d) CF Mortgage Trust 2.840 04/15/25 215,404
Series - 2020 P1 (Class A1)
8,750,000 (b),(d) CF Mortgage Trust 3.603 04/15/52 7,885,968
Series - 2020 P1 (Class A2)
5,000,000 (b) CFCRE Commercial Mortgage Trust 3.502 11/10/49 4,774,385
Series - 2016 C6 (Class AM)
3,400,000 (b),(d) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%) 7.111 10/15/38 3,365,839
Series - 2021 PRM2 (Class D)
1,129,262 (b),(d) Citigroup Commercial Mortgage Trust 4.627 07/10/47 989,809
Series - 2014 GC23 (Class D)
2,600,000 (b) Citigroup Commercial Mortgage Trust 3.758 04/10/48 2,513,518
Series - 2015 GC29 (Class B)
1,650,000 (b) Citigroup Commercial Mortgage Trust 4.271 04/10/48 1,574,052
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4.233 04/10/49 2,587,297
Series - 2016 GC37 (Class B)
1,670,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 1,480,813
Series - 2019 GC41 (Class AS)
3,000,000 (b),(d) COMM Mortgage Trust 5.577 08/10/46 2,577,542
Series - 2013 LC13 (Class D)
4,543,416 (b) COMM Mortgage Trust 4.585 02/10/47 4,366,506
Series - 2014 CR14 (Class B)
2,669,663 COMM Mortgage Trust 4.377 05/10/47 2,608,011
Series - 2014 CR17 (Class B)
5,150,000 (b),(d) COMM Mortgage Trust 4.767 06/10/47 2,005,381
Series - 2014 UBS3 (Class D)
2,500,000 (d) COMM Mortgage Trust 3.000 03/10/48 1,695,072
Series - 2015 CR22 (Class E)
2,600,000 (b),(d) COMM Mortgage Trust 4.199 03/10/48 1,952,931
Series - 2015 CR22 (Class D)
3,340,500 (b) COMM Mortgage Trust 4.199 03/10/48 2,987,495
Series - 2015 CR22 (Class C)
2,500,000 (b) COMM Mortgage Trust 4.408 05/10/48 1,972,280
Series - 2015 CR23 (Class D)
1,500,000 (b) COMM Mortgage Trust 4.043 07/10/48 1,478,687
Series - 2015 LC21 (Class AM)
2,500,000 (b) COMM Mortgage Trust 3.463 08/10/48 2,195,973
Series - 2015 CR24 (Class D)
3,000,000 (b) COMM Mortgage Trust 4.495 08/10/48 2,767,132
Series - 2015 CR24 (Class C)
2,500,000 (b) COMM Mortgage Trust 4.495 08/10/48 2,414,870
Series - 2015 CR24 (Class B)
3,175,000 (b) COMM Mortgage Trust 4.612 10/10/48 2,794,652
Series - 2015 CR26 (Class C)
3,750,000 (b) COMM Mortgage Trust 4.669 05/10/51 3,256,173
Series - 2018 COR3 (Class B)
5,610,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8.780 03/25/42 5,902,768
Series - 2022 R03 (Class 1M2)
2,475,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 8.280 04/25/42 2,557,595
Series - 2022 R05 (Class 2M2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%) 12.280% 04/25/42 $ 2,728,907
Series - 2022 R05 (Class 2B2)
15,820,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 9.130 05/25/42 16,826,294
Series - 2022 R06 (Class 1M2)
3,565,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8.880 07/25/42 3,770,049
Series - 2022 R08 (Class 1M2)
5,675,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 10.013 09/25/42 6,200,326
Series - 2022 R09 (Class 2M2)
430,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%) 12.013 09/25/42 478,730
Series - 2022 R09 (Class 2B1)
9,681,000 (b),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 9.013 12/25/42 10,391,652
Series - 2023 R01 (Class 1M2)
4,000,000 (b),(d) CPT Mortgage Trust 3.097 11/13/39 3,019,551
Series - 2019 CPT (Class E)
1,850,000 (b),(d) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 1,767,970
Series - 2019 NQM1 (Class M1)
1,799,583 (b),(d) Credit Suisse Mortgage Capital Certificates 2.130 05/25/65 1,337,815
Series - 2021 NQM1 (Class M1)
1,795,518 (b),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 1,585,498
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3.505 04/15/50 3,326,262
Series - 2015 C1 (Class A4)
5,065,000 DBJPMortgage Trust 3.539 05/10/49 4,879,433
Series - 2016 C1 (Class AM)
1,997,675 (b),(d) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%) 7.330 11/15/38 1,988,987
Series - 2021 ELP (Class E)
805,579 (b),(d) Flagstar Mortgage Trust 3.984 10/25/47 732,828
Series - 2017 2 (Class B3)
29,673 (b),(d) Flagstar Mortgage Trust 4.000 09/25/48 28,477
Series - 2018 5 (Class A11)
1,238,231 (b),(d) Flagstar Mortgage Trust 2.500 04/25/51 1,032,096
Series - 2021 2 (Class A4)
1,635,302 (b),(d) Flagstar Mortgage Trust 2.500 06/01/51 1,362,085
Series - 2021 4 (Class A21)
7,805,506 (b),(d) Flagstar Mortgage Trust 3.000 10/25/51 6,757,310
Series - 2021 10IN (Class A17)
3,000,000 (b),(d) GS Mortgage Securities Corp II, (TSFR1M + 3.464%) 8.561 11/15/36 2,969,082
Series - 2021 ARDN (Class E)
5,200,000 (b),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%) 7.261 11/15/36 5,110,278
Series - 2021 ARDN (Class C)
2,527,878 (b),(d) GS Mortgage Securities Trust 4.285 02/10/46 2,387,668
Series - 2013 GC10 (Class C)
2,250,000 (b) GS Mortgage Securities Trust 4.104 10/10/49 2,045,356
Series - 2016 GS3 (Class C)
3,725,000 (b) GS Mortgage Securities Trust 4.075 11/10/49 3,213,991
Series - 2016 GS4 (Class C)
2,000,000 (d) GS Mortgage Securities Trust 3.000 08/10/50 1,709,315
Series - 2017 GS7 (Class D)
3,800,000 (b) GS Mortgage Securities Trust 4.158 02/10/52 3,626,570
Series - 2019 GC38 (Class AS)
1,500,000 (b) GS Mortgage Securities Trust 4.761 02/10/52 1,359,580
Series - 2019 GC38 (Class C)
1,000,000 (b) GS Mortgage Securities Trust 3.405 02/13/53 890,499
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2.012 12/12/53 2,559,331
Series - 2020 GSA2 (Class A5)
42,779 (b),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 41,048
Series - 2019 PJ2 (Class A1)
100,487 (b),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 96,421
Series - 2019 PJ2 (Class A4)
226,867 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 198,266
Series - 2020 PJ4 (Class A4)
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 14,483,706 (b),(d) GS Mortgage-Backed Securities Corp Trust 0.255% 03/27/51 $ 172,164
Series - 2020 PJ5 (Class AX1)
413,232 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 361,255
Series - 2020 PJ5 (Class A4)
965,696 (b),(d) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 805,741
Series - 2020 PJ6 (Class A4)
5,105,105 (b),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 4,255,229
Series - 2021 PJ5 (Class A4)
3,512,118 (b),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 3,040,653
Series - 2022 PJ2 (Class A36)
263,416 (b),(d) GS Mortgage-Backed Securities Trust 3.625 05/25/50 231,541
Series - 2020 PJ1 (Class B2)
519,479 (b),(d) GS Mortgage-Backed Securities Trust 3.028 12/25/51 421,807
Series - 2021 INV1 (Class B4)
8,088,552 (b),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 6,737,160
Series - 2021 PJ7 (Class A4)
3,975,677 (b),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,312,633
Series - 2021 PJ8 (Class A4)
1,474,441 (b),(d) GS Mortgage-Backed Securities Trust 2.721 01/25/52 1,189,490
Series - 2021 PJ7 (Class B2)
1,014,056 (b),(d) GS Mortgage-Backed Securities Trust 3.249 06/25/52 820,729
Series - 2022 LTV1 (Class B3)
2,049,373 (b),(d) GS Mortgage-Backed Securities Trust 3.000 07/25/52 1,774,165
Series - 2022 INV1 (Class A4)
3,582,394 (b),(d) GS Mortgage-Backed Securities Trust 3.000 09/25/52 3,101,316
Series - 2022 HP1 (Class A4)
2,490,225 (b),(d) GS Mortgage-Backed Securities Trust 3.000 10/25/52 2,155,938
Series - 2022 PJ5 (Class A36)
2,209,128 (b),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 1,912,576
Series - 2022 PJ6 (Class A24)
3,291,589 (b),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 2,952,931
Series - 2023 PJ1 (Class A24)
180,987 (d) GSMPS Mortgage Loan Trust 7.500 03/25/35 178,915
Series - 2005 RP2 (Class 1A2)
161,987 (d) GSMPS Mortgage Loan Trust 7.500 09/25/35 162,522
Series - 2005 RP3 (Class 1A2)
5,500,000 (b),(d) HTL Commercial Mortgage Trust 7.324 05/10/39 5,704,205
Series - 2024 T53 (Class C)
3,000,000 (b),(d) Hudson Yards Mortgage Trust 3.558 07/10/39 2,595,131
Series - 2019 30HY (Class D)
1,000,000 (b),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 851,951
Series - 2019 55HY (Class D)
1,490,000 (b),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 1,127,346
Series - 2019 55HY (Class F)
543,309 (b),(d) Imperial Fund Mortgage Trust 2.051 10/25/55 511,843
Series - 2020 NQM1 (Class A3)
440,000 (b),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 404,265
Series - 2020 NQM1 (Class M1)
26,758 (b) JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%) 5.529 04/25/47 25,389
Series - 2007 S1 (Class A1)
244,116 (b),(d) JP Morgan Chase Commercial Mortgage Securities Corp 4.115 01/15/46 226,880
Series - 2013 C13 (Class D)
994,676 JP Morgan Chase Commercial Mortgage Securities Corp 3.379 09/15/50 963,861
Series - 2017 JP7 (Class A3)
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust 3.267 01/16/37 672,510
Series - 2020 NNN (Class CFX)
2,140,000 JP Morgan Chase Commercial Mortgage Securities Trust 2.822 08/15/49 2,069,231
Series - 2016 JP2 (Class A4)
756,077 (b),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6.676 12/25/44 732,068
Series - 2015 1 (Class B1)
57,988 (b),(d) JP Morgan Mortgage Trust 3.500 05/25/45 54,411
Series - 2015 3 (Class A19)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 300,721 (b),(d) JP Morgan Mortgage Trust 3.500% 10/25/45 $ 279,653
Series - 2015 6 (Class A13)
627,380 (b),(d) JP Morgan Mortgage Trust 3.500 09/25/48 571,075
Series - 2018 3 (Class A13)
914,362 (b),(d) JP Morgan Mortgage Trust 3.500 10/25/48 833,974
Series - 2018 5 (Class A13)
627,382 (b),(d) JP Morgan Mortgage Trust 5.425 10/26/48 627,533
Series - 2017 5 (Class A2)
117,062 (b),(d) JP Morgan Mortgage Trust 4.000 02/25/49 111,401
Series - 2018 9 (Class A13)
174,748 (b),(d) JP Morgan Mortgage Trust 4.000 05/25/49 166,761
Series - 2019 1 (Class A15)
2,316,573 (b),(d) JP Morgan Mortgage Trust 3.818 06/25/50 2,083,941
Series - 2020 1 (Class B2)
11,917,019 (b),(d) JP Morgan Mortgage Trust 0.137 07/25/51 89,698
Series - 2021 3 (Class AX1)
8,357,214 (b),(d) JP Morgan Mortgage Trust 0.131 08/25/51 59,474
Series - 2021 4 (Class AX1)
971,554 (b),(d) JP Morgan Mortgage Trust 2.881 08/25/51 791,228
Series - 2021 4 (Class B2)
16,106,797 (b),(d) JP Morgan Mortgage Trust 0.135 10/25/51 122,154
Series - 2021 6 (Class AX1)
2,880,248 (b),(d) JP Morgan Mortgage Trust 2.500 10/25/51 2,400,756
Series - 2021 6 (Class A15)
4,379,044 (b),(d) JP Morgan Mortgage Trust 0.400 12/25/51 100,373
Series - 2021 INV2 (Class AX4)
963,016 (b),(d) JP Morgan Mortgage Trust 2.500 12/25/51 802,120
Series - 2021 10 (Class A15)
1,035,295 (b),(d) JP Morgan Mortgage Trust 2.500 02/25/52 861,031
Series - 2021 12 (Class A15)
1,555,897 (b),(d) JP Morgan Mortgage Trust 2.500 05/25/52 1,294,005
Series - 2021 14 (Class A15)
991,531 (b),(d) JP Morgan Mortgage Trust 2.927 05/25/52 842,942
Series - 2021 LTV2 (Class A3)
1,527,346 (b),(d) JP Morgan Mortgage Trust 3.000 08/25/52 1,322,316
Series - 2022 2 (Class A25)
2,096,753 (b),(d) JP Morgan Mortgage Trust 3.000 09/25/52 1,815,182
Series - 2022 INV3 (Class A6)
3,911,014 (b),(d) JP Morgan Mortgage Trust 3.500 09/25/52 3,523,268
Series - 2022 LTV2 (Class A6)
2,817,302 (b),(d) JP Morgan Mortgage Trust 3.000 12/25/52 2,439,109
Series - 2022 7 (Class 1A17)
940,215 (b),(d) JP Morgan Mortgage Trust 4.000 12/25/52 873,662
Series - 2022 7 (Class 2A6A)
2,434,514 JPMBB Commercial Mortgage Securities Trust 4.110 09/15/47 2,333,885
Series - 2014 C22 (Class AS)
1,100,000 (b) JPMBB Commercial Mortgage Securities Trust 4.649 09/15/47 1,049,170
Series - 2014 C22 (Class B)
1,550,000 (b) JPMBB Commercial Mortgage Securities Trust 4.714 09/15/47 1,501,349
Series - 2014 C23 (Class C)
1,688,355 (b) JPMBB Commercial Mortgage Securities Trust 4.714 09/15/47 1,671,597
Series - 2014 C23 (Class B)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3.634 02/15/48 4,697,638
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,363,799
Series - 2015 C31 (Class AS)
6,000,000 (b) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 5,135,215
Series - 2015 C31 (Class B)
2,500,000 (b),(d) JPMBB Commercial Mortgage Securities Trust 4.358 03/17/49 2,147,973
Series - 2016 C1 (Class D1)
2,800,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 2,135,218
Series - 2020 COR7 (Class AS)
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 8,000,000 (d) Liberty Street Trust 3.597% 02/10/36 $ 7,585,151
Series - 2016 225L (Class A)
872,227 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 851,038
Series - 2014 C19 (Class LNC2)
3,802,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 3,754,095
Series - 2014 C19 (Class B)
2,140,000 (b) Morgan Stanley Capital I Trust 3.779 05/15/48 2,116,015
Series - 2015 MS1 (Class A4)
129,081 (b) Morgan Stanley Capital I Trust 6.282 12/12/49 46,146
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 291,749
Series - 2017 HR2 (Class A4)
2,150,000 (b) Morgan Stanley Capital I Trust 4.429 07/15/51 2,092,722
Series - 2018 H3 (Class AS)
2,000,000 (b),(d) Morgan Stanley Capital I Trust 3.900 09/24/57 1,908,936
Series - 2024 NSTB (Class AS)
878,558 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 788,127
Series - 2021 4 (Class A4)
2,419,216 (b),(d) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 2,250,857
Series - 2023 1 (Class A7)
1,500,000 (d) MRCD Mortgage Trust 2.718 12/15/36 953,550
Series - 2019 PARK (Class E)
1,495,056 (b),(d) MSC Trust, (TSFR1M + 0.892%) 5.989 11/15/36 1,483,872
Series - 2021 ILP (Class A)
9,507,202 (b),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5.915 07/15/36 8,586,679
Series - 2019 MILE (Class A)
3,000,000 (b),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%) 8.676 07/15/36 2,096,810
Series - 2019 MILE (Class E)
4,500,000 (b),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 9.426 07/15/36 2,898,205
Series - 2019 MILE (Class F)
834,330 (b),(d) New Residential Mortgage Loan Trust 3.513 03/25/52 689,326
Series - 2022 INV1 (Class B4)
64,199 (b) New York Mortgage Trust, (TSFR1M + 0.594%) 5.449 02/25/36 63,537
Series - 2005 3 (Class A1)
4,665,000 (b),(d) NRTH Mortgage Trust, (TSFR1M + 1.641%) 6.738 03/15/39 4,674,658
Series - 2024 PARK (Class A)
3,750,000 (b),(d) NYC Trust, (TSFR1M + 2.840%) 7.936 08/15/29 3,781,236
Series - 2024 3ELV (Class C)
4,803,112 (b),(d) OBX Trust 2.500 07/25/51 4,000,634
Series - 2021 J2 (Class A19)
3,777,521 (b),(d) OBX Trust 3.500 08/25/52 3,435,820
Series - 2022 J2 (Class A1)
3,686,869 (b),(d) OBX Trust 4.000 10/25/52 3,424,677
Series - 2022 INV5 (Class A13)
1,447,069 (b),(d) Oceanview Mortgage Trust 2.500 05/25/51 1,206,167
Series - 2021 1 (Class A19)
1,014,888 (b),(d) Oceanview Mortgage Trust 4.500 11/25/52 978,227
Series - 2022 1 (Class A1)
7,500,000 (d) One Bryant Park Trust 2.516 09/15/54 6,683,635
Series - 2019 OBP (Class A)
2,000,000 (b),(d) ONNI Commerical Mortgage Trust 6.150 07/15/39 2,048,416
Series - 2024 APT (Class B)
3,102,226 (b),(d) OPEN Trust, (TSFR1M + 5.236%) 10.332 10/15/28 3,138,362
Series - 2023 AIR (Class C)
1,500,000 (b),(d) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%) 6.091 07/15/38 1,434,985
Series - 2021 MF (Class A)
1,302,498 (b),(d) RCKT Mortgage Trust 3.500 06/25/52 1,171,675
Series - 2022 4 (Class A22)
141,295 (b),(d) Sequoia Mortgage Trust 3.500 05/25/45 131,483
Series - 2015 2 (Class A1)
176,645 (b),(d) Sequoia Mortgage Trust 3.500 06/25/46 164,177
Series - 2016 1 (Class A19)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 518,375 (b),(d) Sequoia Mortgage Trust 3.500% 02/25/47 $ 477,103
Series - 2017 2 (Class A19)
1,068,542 (b),(d) Sequoia Mortgage Trust 3.722 09/25/47 1,009,079
Series - 2017 6 (Class B1)
197,125 (b),(d) Sequoia Mortgage Trust 3.500 03/25/48 181,622
Series - 2018 3 (Class A1)
14,293 (b),(d) Sequoia Mortgage Trust 4.000 09/25/48 13,723
Series - 2018 7 (Class A19)
1,633,596 (b),(d) Sequoia Mortgage Trust 3.000 04/25/50 1,423,103
Series - 2020 3 (Class A19)
2,500,000 (d) SLG Office Trust 2.851 07/15/41 2,028,288
Series - 2021 OVA (Class E)
2,457,225 (b),(d) Verus Securitization Trust 2.240 10/25/66 2,127,283
Series - 2021 7 (Class A3)
1,500,000 (b),(d) VNDO Trust 4.033 01/10/35 1,403,303
Series - 2016 350P (Class E)
325,326 (d) VSE VOI Mortgage LLC 4.020 02/20/36 324,753
Series - 2018 A (Class C)
5,325 (b) Washington Mutual Mortgage Pass-Through Certificates Trust 5.659 08/25/38 5,273
Series - 2004 RA3 (Class 2A)
2,000,000 (b) Wells Fargo Commercial Mortgage Trust 4.220 05/15/48 1,843,028
Series - 2015 NXS1 (Class D)
1,300,000 (b) Wells Fargo Commercial Mortgage Trust 4.818 12/15/48 1,260,095
Series - 2015 P2 (Class C)
2,000,000 Wells Fargo Commercial Mortgage Trust 5.820 08/15/57 2,108,029
Series - 2024 1 (Class AS)
1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 1,120,585
Series - 2015 NXS3 (Class D)
61,344 (b),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 59,133
Series - 2019 2 (Class A17)
268,618 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 235,436
Series - 2020 4 (Class A17)
6,282,175 (b),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 5,232,583
Series - 2021 2 (Class A17)
1,179,651 (b),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 981,089
Series - 2022 2 (Class A18)
1,507,984 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 1,305,478
Series - 2022 INV1 (Class A18)
2,612,089 (b),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 2,349,731
Series - 2022 INV1 (Class A17)
3,702,647 WFRBS Commercial Mortgage Trust 3.607 11/15/47 3,694,169
Series - 2014 C24 (Class A5)
81,899 (b),(d) WinWater Mortgage Loan Trust 3.927 06/20/44 70,212
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 429,657,809
TOTAL STRUCTURED ASSETS
(Cost $689,115,423) 640,572,062
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (c),(i) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0.0%
415,953 (i) Petra Diamonds Ltd 156,266
TOTAL MATERIALS 156,266
SOFTWARE & SERVICES - 0.0%
4,815 (i) Avaya, Inc 31,298
1,010 (i) Avaya, Inc 6,565
TOTAL SOFTWARE & SERVICES 37,863
TOTAL COMMON STOCKS
(Cost $457,866) 194,144
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INVESTMENT COMPANIES - 0.8%
1,454,245 (e) Nuveen Ultra Short Income ETF $ 36,785,127
TOTAL INVESTMENT COMPANIES
(Cost $36,674,889) 36,785,127
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 (e) Morgan Stanley 877,902
139,125 Morgan Stanley 3,699,334
TOTAL FINANCIAL SERVICES 4,577,236
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,577,236
TOTAL LONG-TERM INVESTMENTS
(Cost $4,869,517,447) 4,705,351,021
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 150,000 Federal National Mortgage Association (FNMA) 0.000% 10/23/24 149,554
TOTAL GOVERNMENT AGENCY DEBT 149,554
REPURCHASE AGREEMENT - 1.9%
92,800,000 (j) Bank of New York Mellon 4.860 10/01/24 92,800,000
TOTAL REPURCHASE AGREEMENT 92,800,000
TREASURY DEBT - 0.6%
6,250,000 United States Treasury Bill 0.000 10/15/24 6,238,545
15,000,000 United States Treasury Bill 0.000 10/29/24 14,944,700
5,000,000 United States Treasury Bill 0.000 11/26/24 4,963,610
TOTAL TREASURY DEBT 26,146,855
TOTAL SHORT-TERM INVESTMENTS
(Cost $119,095,918) 119,096,409
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.4%
309,731,181 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5.020 (l) 309,731,181
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $309,731,181) 309,731,181
TOTAL INVESTMENTS - 106.5%
(Cost $5,298,344,546) 5,134,178,611
OTHER ASSETS & LIABILITIES, NET - (6.5)% (313,062,921)
NET ASSETS - 100.0% $ 4,821,115,690

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
COP Colombia Peso
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a)
When-issued or delayed delivery security.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,366,926,761 or 26.6% of Total Investments.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $304,994,200.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
Non-income producing
(j) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $93,119,361 on 10/1/24, collateralized by Government Agency Securities, with coupon rates 0.750%–4.250% and maturity dates 5/31/26–6/30/31, valued at $94,656,005.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 435,725 $ 484,951 Bank of America, N.A. 10/15/24  $ 394
$ 2,793,024 EUR 2,558,736 Morgan Stanley Capital Services 10/15/24  $ (57,099)
$ 8,578 EUR 7,707 Morgan Stanley Capital Services 10/15/24 (7)
EUR 778,642 $ 869,328 Morgan Stanley Capital Services 10/15/24 (2,015)
Total  $ (59,121)
Total  $ (58,727)
EUR Euro
Core Plus Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 12/20/29 $212,500,000 $(15,837,153) $(15,512,500) $(324,653)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $ 15,000,000 $1,185,929 $1,049,822 $136,106
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
Portfolio of Investments September 30, 2024
5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
LONG-TERM MUNICIPAL BONDS - 97.9%
ALABAMA - 1.1%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 225,137
500,000 City of Birmingham AL 5 .000 12/01/30 538,423
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 666,316
630,000 County of Mobile AL 5 .000 02/01/34 686,746
250,000 Jackson County Board of Education 3 .000 03/01/39 222,188
TOTAL ALABAMA 2,338,810
ALASKA - 0.2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 518,140
TOTAL ALASKA 518,140
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 167,720
190,000 Pinal County Electric District No 3 5 .000 07/01/33 196,528
1,005,000 Salt River Project Agricultural Improvement & Power District 5 .000 01/01/38 1,062,759
TOTAL ARIZONA 1,427,007
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,076,588
TOTAL ARKANSAS 1,076,588
CALIFORNIA - 5.0%
365,000 California Educational Facilities Authority 5 .000 12/01/29 392,519
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,569,009
1,250,000 California Housing Finance Agency 3 .650 09/01/34 1,276,662
225,000 (a) California Statewide Communities Development Authority 5 .000 12/01/28 238,375
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,782,058
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,107,303
800,000 Sacramento City Unified School District 5 .000 08/01/39 888,975
2,475,000 State of California 4 .000 03/01/36 2,599,512
TOTAL CALIFORNIA 10,854,413
COLORADO - 0.7%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,016,628
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 253,792
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 329,782
TOTAL COLORADO 1,600,202
CONNECTICUT - 4.2%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,279,435
765,000 Capital Region Development Authority 5 .000 06/15/33 820,714
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,096,821
630,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/29 656,707
330,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/30 342,632
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/32 366,688
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/33 366,364
1,540,000 State of Connecticut 3 .000 01/15/36 1,503,323
255,000 State of Connecticut 5 .000 11/15/38 291,502
200,000 State of Connecticut 5 .000 01/15/39 231,082
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,113,618
TOTAL CONNECTICUT 9,068,886
DISTRICT OF COLUMBIA - 0.9%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5 .000 10/01/32 1,537,317
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 315,558
TOTAL DISTRICT OF COLUMBIA 1,852,875
FLORIDA - 7.4%
2,500,000 Brevard County School District 5 .000 07/01/31 2,629,200
210,000 City of Mount Dora FL Fire Protection Assessment Revenue 5 .000 05/01/30 224,084
1,000,000 County of Miami-Dade FL Water & Sewer System Revenue 5 .000 10/01/32 1,165,603
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 598,623
500,000 (a) Florida Development Finance Corp 12 .000 07/15/32 533,365
1,000,000 Florida Development Finance Corp 5 .000 07/01/41 1,031,034
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,208,849
5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 175,000 Hillsborough County Aviation Authority 5 .000% 10/01/31 $ 185,136
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 200,438
400,000 Hillsborough County Port District 5 .000 06/01/29 426,983
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,059,075
250,000 Palm Beach County School District 5 .000 08/01/39 285,529
500,000 School District of Broward County 5 .000 07/01/31 514,871
2,040,000 School District of Broward County 5 .000 07/01/32 2,271,141
2,500,000 State of Florida 5 .000 06/01/35 3,027,432
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 569,739
TOTAL FLORIDA 15,931,102
GEORGIA - 4.6%
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,527,462
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 1,006,769
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,254,945
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,041,583
865,000 Dalton Whitfield County Joint Development Authority 5 .000 08/15/39 982,910
750,000 Gainesville & Hall County Hospital Authority 5 .000 10/15/34 865,398
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,235,312
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,075,710
TOTAL GEORGIA 9,990,089
GUAM - 0.2%
200,000 Port Authority of Guam 5 .000 07/01/29 210,768
200,000 Port Authority of Guam 5 .000 07/01/30 209,935
TOTAL GUAM 420,703
HAWAII - 0.5%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,006,446
TOTAL HAWAII 1,006,446
ILLINOIS - 11.7%
500,000 Chicago Housing Authority 5 .000 01/01/33 525,363
1,250,000 City of Chicago IL 5 .000 01/01/29 1,339,709
3,315,000 City of Chicago IL 5 .000 01/01/29 3,552,907
270,000 City of LeRoy IL 3 .000 12/01/35 246,577
200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000 12/30/31 218,519
1,750,000 County of Cook IL 5 .000 11/15/31 1,829,181
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,357,891
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,036,356
475,000 Illinois Finance Authority 5 .000 10/01/36 488,935
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 2,128,422
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 316,308
225,000 Madison & Jersey Counties Unit School District No 11-Alton 5 .000 12/01/30 236,933
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 314,309
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,773,034
1,655,000 State of Illinois 4 .000 02/01/30 1,690,364
1,500,000 State of Illinois 5 .000 03/01/37 1,638,892
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,063,162
250,000 Village of Broadview IL 5 .000 12/01/28 264,454
200,000 Village of Broadview IL 5 .000 12/01/29 211,227
545,000 Village of Broadview IL 5 .000 12/01/30 574,240
745,000 Village of Broadview IL 5 .000 12/01/33 784,233
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,034,743
500,000 Village of Matteson IL 5 .000 12/01/35 528,363
TOTAL ILLINOIS 25,154,122
INDIANA - 1.7%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 534,427
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,278,787
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,208,691

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 550,000 New Castle Middle School Building Corp 5 .000% 07/15/30 $ 601,069
TOTAL INDIANA 3,622,974
IOWA - 1.8%
3,470,000 Iowa Finance Authority 5 .000 08/01/37 3,880,742
TOTAL IOWA 3,880,742
KENTUCKY - 1.3%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 200,707
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,291,756
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,291,266
TOTAL KENTUCKY 2,783,729
LOUISIANA - 0.9%
500,000 New Orleans Aviation Board 5 .000 10/01/33 533,816
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,332,125
TOTAL LOUISIANA 1,865,941
MASSACHUSETTS - 0.8%
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,741,446
TOTAL MASSACHUSETTS 1,741,446
MICHIGAN - 4.3%
200,000 City of Monroe MI 4 .000 05/01/36 204,370
1,000,000 City of Southfield MI 4 .000 05/01/29 1,037,133
500,000 Michigan Finance Authority 5 .000 02/28/37 566,149
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,581,755
385,000 Wayne County Airport Authority 5 .000 12/01/29 421,603
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,357,363
TOTAL MICHIGAN 9,168,373
MINNESOTA - 4.0%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,100,775
70,000 Duluth Economic Development Authority 5 .000 02/15/33 73,544
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 251,135
400,000 Hawley Independent School District No 150 5 .000 02/01/38 435,411
1,500,000 Howard Lake-Waverly-Winsted Independent School District No 2687 5 .000 02/01/36 1,714,063
1,695,000 Le Sueur-Henderson Independent School District No 2397 5 .000 02/01/31 1,938,363
2,500,000 Osseo Independent School District No 279 5 .000 02/01/35 2,868,527
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 287,194
TOTAL MINNESOTA 8,669,012
MISSISSIPPI - 2.1%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,018,641
800,000 Mississippi Development Bank 4 .000 10/01/38 812,746
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,644,720
TOTAL MISSISSIPPI 4,476,107
MISSOURI - 0.5%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 476,657
555,000 North Kansas City School District No 74 3 .000 03/01/32 543,594
TOTAL MISSOURI 1,020,251
NEVADA - 0.4%
700,000 County of Clark NV 3 .125 11/01/35 694,788
200,000 State of Nevada 3 .125 02/01/31 199,729
TOTAL NEVADA 894,517
NEW JERSEY - 6.2%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,709,940
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,033,806
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 824,048
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,226,235
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,814,320
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,054,756
500,000 South Jersey Port Corp 5 .000 01/01/48 511,463
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,211,176
TOTAL NEW JERSEY 13,385,744
NEW YORK - 4.6%
2,500,000 City of New York NY 5 .000 08/01/30 2,825,557
650,000 City of New York NY 5 .000 08/01/39 700,644
5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 200,000 Long Island Power Authority 3 .000% 09/01/36 $ 191,579
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 550,951
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 222,805
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,311,845
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 200,631
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4 .000 05/01/37 355,802
125,000 New York State Dormitory Authority 5 .000 07/01/38 140,420
305,000 New York State Urban Development Corp 5 .000 03/15/38 325,235
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,544
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,090,489
715,000 New York Transportation Development Corp 5 .000 01/01/36 736,516
140,000 New York Transportation Development Corp 5 .500 06/30/39 154,879
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 581,196
100,000 Watervliet City School District 3 .500 06/15/34 97,717
TOTAL NEW YORK 9,861,810
NORTH CAROLINA - 0.7%
100,000 Appalachian State University 3 .000 10/01/31 98,768
250,000 Charlotte-Mecklenburg Hospital Authority 5 .000 01/15/30 279,704
300,000 North Carolina Housing Finance Agency 4 .000 07/01/39 304,964
830,000 North Carolina Housing Finance Agency 4 .900 07/01/43 869,999
TOTAL NORTH CAROLINA 1,553,435
OHIO - 1.8%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,077,777
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 199,106
240,000 City of Toledo OH 4 .000 12/01/29 252,261
250,000 City of Toledo OH 4 .000 12/01/30 260,745
200,000 City of Toledo OH 4 .000 12/01/31 208,057
1,500,000 County of Miami OH 5 .000 08/01/32 1,596,176
235,000 Jackson Milton Local School District 4 .000 06/01/31 236,716
TOTAL OHIO 3,830,838
OKLAHOMA - 2.5%
3,500,000 Cushing Educational Facilities Authority 5 .000 09/01/32 3,923,947
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 731,909
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 790,063
TOTAL OKLAHOMA 5,445,919
OREGON - 0.5%
1,000,000 Tri-County Metropolitan Transportation District of Oregon 5 .000 10/01/28 1,075,889
TOTAL OREGON 1,075,889
PENNSYLVANIA - 2.0%
1,025,000 Norristown Area School District 4 .000 09/01/31 1,047,031
1,660,000 North Pocono School District 4 .000 09/15/29 1,748,887
505,000 State Public School Building Authority 5 .000 10/01/34 561,807
915,000 Township of Northampton PA 4 .000 05/15/33 921,977
TOTAL PENNSYLVANIA 4,279,702
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5 .000 05/15/36 1,645,909
TOTAL RHODE ISLAND 1,645,909
TENNESSEE - 1.9%
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 07/01/38 1,158,913
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 759,282
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 2,106,323
TOTAL TENNESSEE 4,024,518
TEXAS - 11.7%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,127,829
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,293,777
310,000 City of Baytown TX 3 .500 02/01/29 310,550
205,000 City of Dallas TX 5 .000 02/15/30 215,940
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,134,464
1,970,000 City of Houston TX 5 .000 03/01/32 2,064,135
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,835,949
2,500,000 City of McKinney TX 5 .000 08/15/39 2,874,998

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000% 02/01/46 $ 2,145,139
985,000 County of Nueces TX 5 .000 02/15/34 1,011,472
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,259,788
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,306,028
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 387,049
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,068,342
420,000 Port Freeport TX 5 .000 06/01/28 448,346
825,000 Port Freeport TX 5 .000 06/01/29 872,130
865,000 Port Freeport TX 5 .000 06/01/30 911,001
935,000 Port Freeport TX 5 .000 06/01/32 978,894
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,217,500
1,370,000 University of Houston 4 .000 02/15/37 1,376,780
285,000 Williamson County Municipal Utility District No 19 4 .250 08/15/37 290,754
TOTAL TEXAS 25,130,865
UTAH - 1.2%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 501,172
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,053,175
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,051,939
TOTAL UTAH 2,606,286
VIRGIN ISLANDS - 1.2%
2,500,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/33 2,521,902
TOTAL VIRGIN ISLANDS 2,521,902
VIRGINIA - 3.1%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,119,138
700,000 Virginia College Building Authority 3 .000 02/01/32 691,923
1,750,000 Virginia Commonwealth Transportation Board 5 .000 05/15/37 2,057,848
350,000 Virginia Housing Development Authority 4 .375 07/01/38 369,941
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 2,008,074
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 424,974
TOTAL VIRGINIA 6,671,898
WASHINGTON - 1.9%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,596,528
1,000,000 Pend Oreille County Public Utility District No  Box Canyon 5 .000 01/01/29 1,059,322
1,000,000 State of Washington 5 .000 02/01/39 1,057,658
270,000 State of Washington 5 .000 06/01/39 292,320
TOTAL WASHINGTON 4,005,828
WEST VIRGINIA - 0.9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 788,377
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,275,205
TOTAL WEST VIRGINIA 2,063,582
WISCONSIN - 1.3%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,024,773
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,021,554
755,000 State of Wisconsin 4 .000 05/01/41 753,911
TOTAL WISCONSIN 2,800,238
WYOMING - 0.1%
250,000 Wyoming Municipal Power Agency, Inc 4 .000 01/01/36 258,957
TOTAL WYOMING 258,957
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $208,328,038) 210,525,795
TOTAL LONG-TERM INVESTMENTS
(Cost $208,328,038) 210,525,795
5–15 Year Laddered Tax Exempt Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.1%
$ 133,000 Federal National Mortgage Association (FNMA) 0 .000% 10/23/24 $ 132,605
TOTAL GOVERNMENT AGENCY DEBT 132,605
REPURCHASE AGREEMENT - 0.9%
1,900,000 (b) Bank of New York Mellon 4 .860 10/01/24 1,900,000
TOTAL REPURCHASE AGREEMENT 1,900,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,032,622) 2,032,605
TOTAL INVESTMENTS - 98.9%
(Cost $210,360,660) 212,558,400
OTHER ASSETS & LIABILITIES, NET - 1.1% 2,461,447
NET ASSETS - 100.0% $ 215,019,847
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,293,641 or 1.5% of Total Investments.
(b) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $1,936,653 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $1,938,088.
Consolidated Portfolio of Investments September 30, 2024
Green Bond

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
BANK LOAN OBLIGATIONS - 1.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 483,750 (a) LTR Intermediate Holdings, Inc, (TSFR1M + 4.500%) 9 .460% 05/05/28 $ 470,101
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 470,101
UTILITIES - 1.4%
420,098 (a) Constellation Renewables LLC, (TSFR3M + 2.250%) 7 .307 12/15/27 421,200
897,500 (a) TerraForm Power Operating LLC, (TSFR3M + 2.500%) 7 .204 05/21/29 900,027
995,000 (a) Vistra Operations Co LLC, (TSFR1M + 2.750%) 7 .595 04/30/31 999,104
TOTAL UTILITIES 2,320,331
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,776,825) 2,790,432
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 54 .3%
AUTOMOBILES & COMPONENTS - 1.7%
1,250,000 Ford Motor Co 3 .250 02/12/32 1,064,531
775,000 General Motors Co 5 .400 10/15/29 794,533
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 902,351
TOTAL AUTOMOBILES & COMPONENTS 2,761,415
BANKS - 2.7%
1,000,000 Bank of America Corp 2 .456 10/22/25 998,221
1,000,000 Citigroup, Inc 5 .833 10/30/24 1,000,465
1,000,000 (b) Cooperatieve Rabobank UA 1 .106 02/24/27 953,850
500,000 (b) ING Groep NV 4 .625 01/06/26 501,155
1,000,000 Wells Fargo & Co 4 .540 08/15/26 998,256
TOTAL BANKS 4,451,947
CAPITAL GOODS - 0.8%
1,250,000 Conservation Fund 3 .474 12/15/29 1,173,638
250,000 (b) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 230,834
TOTAL CAPITAL GOODS 1,404,472
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000 Nature Conservancy 1 .511 07/01/29 435,817
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 435,817
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2 .400 05/15/31 214,543
TOTAL CONSUMER DURABLES & APPAREL 214,543
CONSUMER SERVICES - 0.5%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 761,890
TOTAL CONSUMER SERVICES 761,890
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
1,000,000 SYSCO Corp 2 .400 02/15/30 906,713
1,575,000 Walmart, Inc 1 .800 09/22/31 1,369,761
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,276,474
ENERGY - 1.0%
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,041,962
575,000 (b) Raizen Fuels Finance S.A. 6 .450 03/05/34 608,583
TOTAL ENERGY 1,650,545
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
406,000 ERP Operating LP 4 .150 12/01/28 405,141
1,225,000 Host Hotels & Resorts LP 5 .700 07/01/34 1,264,844
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,669,985
FINANCIAL SERVICES - 5.7%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 1,010,245
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 1,030,575
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,002,207
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 1,005,000
400,000 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 409,453
250,000 (b) HAT Holdings I LLC 3 .375 06/15/26 242,096
250,000 (b) HAT Holdings I LLC 8 .000 06/15/27 264,846
Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 5.7% (continued)
$ 1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375% 02/28/34 $ 1,143,889
1,000,000 Mastercard, Inc 1 .900 03/15/31 877,594
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 830,408
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 980,634
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 277,728
500,000 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 473,428
TOTAL FINANCIAL SERVICES 9,548,103
FOOD, BEVERAGE & TOBACCO - 1.6%
650,000 (b) Mars, Inc 4 .650 04/20/31 655,668
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 254,399
1,000,000 PepsiCo, Inc 3 .900 07/18/32 984,017
1,000,000 PepsiCo, Inc 2 .875 10/15/49 714,680
TOTAL FOOD, BEVERAGE & TOBACCO 2,608,764
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 771,101
TOTAL HEALTH CARE EQUIPMENT & SERVICES 771,101
INSURANCE - 1.2%
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 1,047,580
1,000,000 (b) USAA Capital Corp 2 .125 05/01/30 894,464
TOTAL INSURANCE 1,942,044
MATERIALS - 3.5%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 774,730
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 730,227
425,000 (b) Cemex SAB de C.V. 9 .125 N/A(c) 463,588
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 1,022,859
200,000 (b) LD Celulose International GmbH 7 .950 01/26/32 205,250
1,000,000 LG Chem Ltd 3 .250 10/15/24 999,276
570,000 (b) LG Chem Ltd 4 .375 07/14/25 568,459
900,000 (b) Smurfit Kappa Treasury ULC 5 .200 01/15/30 929,759
195,750 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 199,908
TOTAL MATERIALS 5,894,056
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,000,000 Pfizer, Inc 2 .625 04/01/30 927,695
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 927,695
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
1,000,000 Intel Corp 4 .150 08/05/32 952,880
1,000,000 NXP BV 3 .400 05/01/30 944,636
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,897,516
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
2,000,000 Apple, Inc 3 .000 06/20/27 1,964,511
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,964,511
TELECOMMUNICATION SERVICES - 1.7%
1,500,000 Verizon Communications, Inc 1 .500 09/18/30 1,286,969
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 752,102
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 819,736
TOTAL TELECOMMUNICATION SERVICES 2,858,807
TRANSPORTATION - 0.1%
250,000 Norfolk Southern Corp 2 .300 05/15/31 221,450
TOTAL TRANSPORTATION 221,450
UTILITIES - 27.7%
1,050,000 AES Corp 7 .600 01/15/55 1,104,643
527,000 Ameren Illinois Co 2 .900 06/15/51 360,706
1,000,000 Avangrid, Inc 3 .150 12/01/24 996,244
1,075,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 1,077,365
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 210,388
769,616 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 777,920
944,989 (b) Continental Wind LLC 6 .000 02/28/33 977,374
1,000,000 Dominion Energy, Inc 2 .250 08/15/31 865,055
2,000,000 DTE Electric Co 1 .900 04/01/28 1,859,343
1,000,000 DTE Electric Co 3 .950 03/01/49 846,489
1,000,000 DTE Electric Co 3 .250 04/01/51 743,672

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 27.7% (continued)
$ 1,000,000 Duke Energy Carolinas LLC 2 .850% 03/15/32 $ 902,534
500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 385,171
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 925,576
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 693,255
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 973,668
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 835,289
250,000 (b) Electricite de France S.A. 3 .625 10/13/25 247,553
1,000,000 Georgia Power Co 3 .250 04/01/26 987,073
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 860,968
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 978,695
500,000 MidAmerican Energy Co 2 .700 08/01/52 329,044
975,000 MidAmerican Energy Co 5 .850 09/15/54 1,085,866
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 1,085,289
1,398,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,174,012
1,016,000 (b) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,071,249
1,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 876,667
1,000,000 Northern States Power Co 5 .400 03/15/54 1,056,016
500,000 Northwest Natural Gas Co 3 .078 12/01/51 329,628
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 963,581
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,144,498
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/51 1,058,097
529,000 Public Service Co of Colorado 3 .700 06/15/28 521,310
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 715,131
500,000 Public Service Co of Colorado 5 .750 05/15/54 541,585
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 853,733
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 919,662
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 253,541
175,000 (b) RWE Finance US LLC 5 .875 04/16/34 182,966
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 565,147
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 701,920
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 852,576
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 744,226
692,527 (b) Solar Star Funding LLC 3 .950 06/30/35 644,471
1,000,000 Southern California Edison Co 2 .750 02/01/32 889,611
1,162,000 Southern California Edison Co 3 .650 06/01/51 891,651
1,000,000 Southern Power Co 4 .150 12/01/25 994,646
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 692,161
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 698,663
943,910 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 802,323
282,697 (b) Topaz Solar Farms LLC 4 .875 09/30/39 254,427
885,045 (b) Topaz Solar Farms LLC 5 .750 09/30/39 875,887
172,354 (b) UEP Penonome II S.A. 6 .500 10/01/38 149,343
1,000,000 Union Electric Co 2 .150 03/15/32 856,665
1,000,000 Union Electric Co 2 .625 03/15/51 648,640
2,000,000 (b) Vistra Corp 7 .000 N/A(c) 2,041,608
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 961,207
TOTAL UTILITIES 46,036,028
TOTAL CORPORATE BONDS
(Cost $92,471,130) 90,297,163
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 24.8%
AGENCY SECURITIES - 1.1%
1,000,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 987,784
250,000 United States International Development Finance Corp 1 .650 04/15/28 233,982
163,103 United States International Development Finance Corp 1 .050 10/15/29 150,879
163,103 United States International Development Finance Corp 1 .790 10/15/29 153,845
163,103 United States International Development Finance Corp 2 .360 10/15/29 156,130
218,276 United States International Development Finance Corp 1 .630 07/15/38 181,643
TOTAL AGENCY SECURITIES 1,864,263
FOREIGN GOVERNMENT BONDS - 14.0%
1,000,000 African Development Bank 5 .750 08/07/72 994,096
Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 700,000 Arab Petroleum Investments Corp 1 .483% 10/06/26 $ 662,039
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 283,730
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,042,548
1,000,000 Asian Development Bank 1 .750 08/14/26 964,150
750,000 Asian Development Bank 3 .125 09/26/28 737,696
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,020,717
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 238,346
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 158,952
2,000,000 European Investment Bank 2 .500 10/15/24 1,998,051
830,000 European Investment Bank 3 .250 11/15/27 821,647
250,000 European Investment Bank 1 .625 10/09/29 227,199
1,500,000 European Investment Bank 0 .750 09/23/30 1,268,767
1,000,000 European Investment Bank 3 .750 02/14/33 992,975
1,000,000 Export Development Canada 4 .750 06/05/34 1,068,053
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 989,801
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 495,110
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 910,759
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 495,924
1,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 1,522,620
500,000 (b) Korea Electric Power Corp 4 .875 01/31/27 507,680
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,736,037
1,610,000 OMERS Finance Trust 3 .500 04/19/32 1,540,549
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,701,315
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 1,002,899
TOTAL FOREIGN GOVERNMENT BONDS 23,381,660
MORTGAGE BACKED - 0.3%
250,000 (a) Fannie Mae-Aces 1 .518 11/25/30 215,080
250,000 (a) Fannie Mae-Aces 1 .287 01/25/31 212,126
TOTAL MORTGAGE BACKED 427,206
MUNICIPAL BONDS - 9.3%
1,000,000 American Municipal Power, Inc 8 .084 02/15/50 1,365,659
800,000 California Community Choice Financing Authority 5 .950 08/01/29 823,159
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,042,683
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 180,801
500,000 City & County of San Francisco CA Community Facilities District No 2014 6 .332 09/01/51 536,661
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 242,322
142,958 (d) City of Fort Wayne IN 10 .750 12/01/29 14
250,000 (b) County of Gallatin MT 11 .500 09/01/27 260,600
1,000,000 (b) Florida Development Finance Corp 8 .250 07/01/57 1,029,920
290,000 Klickitat County Public Utilities 3 .688 12/01/38 259,365
250,000 (e) Los Angeles Unified School District 4 .850 01/01/25 249,981
350,000 Maryland Economic Development Corp 5 .942 05/31/57 364,589
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 279,630
80,000 Metropolitan Transportation Authority 5 .175 11/15/49 74,483
170,000 Morris County Improvement Authority 1 .298 06/15/27 159,044
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 205,368
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 194,857
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 105,296
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 140,104
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 141,446
2,000,000 (a),(b) New Hampshire Business Finance Authority 5 .050 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 4 .850 07/01/33 850,000
1,840,000 New York State Energy Research & Development Authority 4 .521 04/01/26 1,837,515
195,000 New York State Energy Research & Development Authority 3 .927 04/01/27 192,947
240,000 (b),(d),(f) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,027,389
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 764,989
823,467 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 807,209

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 250,000 Tuolumne Wind Project Authority 6 .918% 01/01/34 $ 279,416
TOTAL MUNICIPAL BONDS 15,415,471
U.S. TREASURY SECURITIES - 0.1%
194,000 United States Treasury Note 4 .625 05/15/54 210,429
TOTAL U.S. TREASURY SECURITIES 210,429
TOTAL GOVERNMENT BONDS
(Cost $41,734,203) 41,299,029
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 16.9%
ASSET BACKED - 11.3%
125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%) 7 .311 10/15/35 16,754
Series - 2020 EYP (Class C)
70,150 (b) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 56,754
Series - 2021 3CS (Class A)
245,981 (b) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 197,839
Series - 2021 4GS (Class A)
237,447 (b) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 186,968
Series - 2021 5CS (Class B)
387,119 (b) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 332,427
Series - 2022 1GS (Class A)
855,623 (b) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 819,560
Series - 2022 3CS (Class A)
965,662 (b) GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 959,117
Series - 2023 1GS (Class A)
229,839 (b) Helios Issuer, LLC 5 .300 08/22/50 226,107
Series - 2023 B (Class A)
80,942 (b) HERO Funding Trust 4 .050 09/20/41 76,450
Series - 2016 1A (Class A)
125,794 (b) HERO Funding Trust 3 .910 09/20/42 116,971
Series - 2016 3A (Class A2)
76,016 (b) HERO Funding Trust 4 .290 09/20/47 71,304
Series - 2016 4A (Class A2)
37,274 (b) HERO Funding Trust 4 .460 09/20/47 34,885
Series - 2017 1A (Class A2)
85,609 (b) HERO Funding Trust 3 .190 09/20/48 76,319
Series - 2017 3A (Class A1)
172,501 (b) HERO Funding Trust 3 .950 09/20/48 157,743
Series - 2017 3A (Class A2)
99,706 (b) HERO Funding Trust 2 .590 09/20/57 84,827
Series - 2020 1A (Class A)
900,000 (b) Hertz Vehicle Financing III LLC 7 .130 09/25/29 933,240
Series - 2023 2A (Class C)
145,090 (b) Loanpal Solar Loan Ltd 2 .290 01/20/48 119,329
Series - 2021 1GS (Class A)
250,000 (b),(f) Mosaic Solar Loan Trust 0 .000 04/20/46 128,300
Series - 2020 1A (Class R)
324,567 (b) Mosaic Solar Loan Trust 2 .100 04/20/46 288,994
Series - 2020 1A (Class A)
111,384 (b) Mosaic Solar Loan Trust 1 .440 08/20/46 95,295
Series - 2020 2A (Class A)
628,642 (b) Mosaic Solar Loan Trust 2 .050 12/20/46 490,544
Series - 2021 1A (Class B)
221,444 (b) Mosaic Solar Loan Trust 2 .250 12/20/46 192,436
Series - 2021 1A (Class C)
435,038 (b) Mosaic Solar Loan Trust 1 .440 06/20/52 358,951
Series - 2021 3A (Class A)
921,108 (b) Mosaic Solar Loan Trust 1 .770 06/20/52 657,277
Series - 2021 3A (Class C)
777,100 (b) Mosaic Solar Loan Trust 6 .100 06/20/53 794,152
Series - 2022 3A (Class A)
Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 500,000 (b) Mosaic Solar Loan Trust 8 .180% 09/22/53 $ 387,629
Series - 2023 2A (Class C)
146,906 (b) Renew 2 .060 11/20/56 122,781
Series - 2021 1 (Class A)
1,045,000 (b),(f) Renew 5 .326 11/20/60 1,044,943
Series - 2024 2A (Class A)
1,020,861 (b) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 908,507
Series - 2022 A (Class A)
891,948 (b) Sunnova Hestia I Issuer LLC 5 .750 12/20/50 919,642
Series - 2023 GRID1 (Class 1A)
1,109,905 (b) Sunnova Hestia II Issuer LLC 5 .630 07/20/51 1,142,509
Series - 2024 GRID1 (Class 1A)
212,462 (b) Sunrun Athena Issuer LLC 5 .310 04/30/49 205,648
Series - 2018 1 (Class A)
427,508 (b) Sunrun Atlas Issuer LLC 3 .610 02/01/55 400,063
Series - 2019 2 (Class A)
301,487 (b) Sunrun Callisto Issuer LLC 3 .980 06/30/54 286,187
Series - 2019 1A (Class A)
457,974 (b) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 441,409
Series - 2022 1A (Class A)
209,281 (b) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 173,153
Series - 2021 1A (Class A)
201,432 (b) Tesla Auto Lease Trust 5 .860 08/20/25 201,628
Series - 2023 A (Class A2)
500,000 (b) Tesla Auto Lease Trust 5 .890 06/22/26 502,775
Series - 2023 A (Class A3)
1,300,000 (b) Tesla Auto Lease Trust 6 .130 09/21/26 1,312,596
Series - 2023 B (Class A3)
1,170,000 (b) Tesla Auto Lease Trust 5 .300 06/21/27 1,182,192
Series - 2024 A (Class A3)
1,000,000 (b) Tesla Auto Lease Trust 5 .940 07/20/27 1,010,770
Series - 2023 A (Class A4)
343,290 (b) Vivint Colar Financing V LLC 7 .370 04/30/48 326,009
Series - 2018 1A (Class B)
822,268 (b) Vivint Solar Financing VII LLC 2 .210 07/31/51 730,511
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 18,771,495
OTHER MORTGAGE BACKED - 5.6%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%) 6 .861 04/15/34 202,908
Series - 2021 ACEN (Class B)
100,000 (b) BBCMS Trust 4 .498 08/10/35 92,216
Series - 2015 SRCH (Class B)
500,000 (b) COMM Mortgage Trust 3 .178 02/10/35 470,701
Series - 2015 3BP (Class A)
100,000 (b) COMM Mortgage Trust 3 .376 01/10/39 90,270
Series - 2022 HC (Class C)
500,000 (b) CPT Mortgage Trust 2 .865 11/13/39 447,734
Series - 2019 CPT (Class A)
500,000 (a),(b) DBUBS Mortgage Trust 3 .648 10/10/34 492,093
Series - 2017 BRBK (Class D)
1,000,000 (b) Frontier Issuer LLC 11 .500 08/20/53 1,080,328
Series - 2023 1 (Class C)
210,000 (a),(b) GCT Commercial Mortgage Trust, (TSFR1M + 0.914%) 6 .011 02/15/38 189,159
Series - 2021 GCT (Class A)
345,000 (a),(b) Hudson Yards Mortgage Trust 3 .558 07/10/39 284,066
Series - 2019 30HY (Class E)
1,255,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%) 6 .831 10/15/33 1,218,712
Series - 2020 609M (Class A)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%) 7 .231 10/15/33 936,962
Series - 2020 609M (Class B)
250,000 (a),(b) MFT Trust 3 .392 08/10/40 163,638
Series - 2020 B6 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915% 07/15/36 $ 268,783
Series - 2019 MILE (Class A)
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%) 7 .926 07/15/36 376,233
Series - 2019 MILE (Class D)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 9 .426 07/15/36 161,011
Series - 2019 MILE (Class F)
11,470,000 (a),(b) NYC Commercial Mortgage Trust 0 .333 04/10/43 158,890
Series - 2021 909 (Class X)
500,000 (b) One Bryant Park Trust 2 .516 09/15/54 445,576
Series - 2019 OBP (Class A)
730,448 (b) One Market Plaza Trust 3 .614 02/10/32 667,507
Series - 2017 1MKT (Class A)
400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%) 7 .516 11/15/36 396,557
Series - 2021 LIH (Class D)
100,000 (a),(b) VNDO Trust 4 .033 01/10/35 94,912
Series - 2016 350P (Class D)
1,000,000 (b) Wells Fargo Commercial Mortgage Trust 6 .011 06/10/37 1,037,720
Series - 2024 SVEN (Class A)
TOTAL OTHER MORTGAGE BACKED 9,275,976
TOTAL STRUCTURED ASSETS
(Cost $29,757,314) 28,047,471
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 163,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 163,000
UTILITIES - 0.4%
20,000 Brookfield Infrastructure Partners LP 396,000
16,000 Brookfield Renewable Partners LP 330,400
TOTAL UTILITIES 726,400
TOTAL PREFERRED STOCKS
(Cost $1,150,000) 889,400
TOTAL LONG-TERM INVESTMENTS
(Cost $167,889,472) 163,323,495
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1.1%
1,900,000 (g) Bank of New York Mellon 4 .860 10/01/24 1,900,000
TOTAL REPURCHASE AGREEMENT 1,900,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,900,000) 1,900,000
TOTAL INVESTMENTS - 99.3%
(Cost $169,789,472) 165,223,495
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,134,615
NET ASSETS - 100.0% $ 166,358,110
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
Green Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments September 30, 2024
(continued)
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $61,731,983 or 37.4% of Total Investments.
(c)
Perpetual security
(d)
In default
(e)
When-issued or delayed delivery security.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $1,936,653 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $1,938,088.
Portfolio of Investments September 30, 2024
High Yield

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
BANK LOAN OBLIGATIONS - 4.0%
CAPITAL GOODS - 0.8%
$ 9,900,188 (a) TransDigm, Inc, (TSFR3M + 2.500%) 7 .104% 02/28/31 $ 9,872,764
6,019,390 (a) Windsor Holdings III LLC, (TSFR1M + 3.500%) 8 .461 08/01/30 6,055,416
TOTAL CAPITAL GOODS 15,928,180
FINANCIAL SERVICES - 0.5%
10,000,000 (a) Boost Newco Borrower LLC, (TSFR3M + 2.500%) 7 .104 01/31/31 10,016,650
TOTAL FINANCIAL SERVICES 10,016,650
FOOD, BEVERAGE & TOBACCO - 0.5%
9,267,472 (a) Triton Water Holdings, Inc, (TSFR3M + 3.250%) 8 .115 03/31/28 9,261,912
TOTAL FOOD, BEVERAGE & TOBACCO 9,261,912
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
7,880,411 (a) ADMI Corp, (TSFR1M + 3.375%) 8 .335 12/23/27 7,689,311
9,040,203 (a) Medline Borrower LP, (TSFR1M + 2.750%) 7 .595 10/23/28 9,054,080
9,950,000 (a) Phoenix Guarantor, Inc, (TSFR1M + 3.250%) 8 .095 02/21/31 9,934,428
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,677,819
MEDIA & ENTERTAINMENT - 0.2%
5,000,000 (a) Gray Television, Inc, (TSFR1M + 3.000%) 8 .428 12/01/28 4,624,075
TOTAL MEDIA & ENTERTAINMENT 4,624,075
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,406 (a) Bright Bidco BV, (TSFR3M + 1.000%) 6 .252 10/31/27 5,079
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,079
SOFTWARE & SERVICES - 0.5%
7,820,700 (a) Cotiviti, Inc, (TSFR1M + 3.250%) 8 .563 04/30/31 7,825,588
2,907,424 (a) Rackspace Finance LLC, (TSFR1M + 6.250%) 11 .483 05/15/28 2,957,999
TOTAL SOFTWARE & SERVICES 10,783,587
TRANSPORTATION - 0.2%
3,805,875 (a) Air Canada, (TSFR3M + 2.500%) 7 .253 03/21/31 3,820,147
TOTAL TRANSPORTATION 3,820,147
TOTAL BANK LOAN OBLIGATIONS
(Cost $80,664,717) 81,117,449
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 91 .8%
AUTOMOBILES & COMPONENTS - 4.2%
4,520,000 Dana, Inc 5 .375 11/15/27 4,488,335
15,040,000 Dana, Inc 4 .500 02/15/32 13,338,210
6,815,000 (b) Goodyear Tire & Rubber Co 5 .000 07/15/29 6,267,945
4,650,000 (b) Goodyear Tire & Rubber Co 5 .250 07/15/31 4,194,883
10,500,000 (c),(d) IHO Verwaltungs GmbH 4 .750 09/15/26 10,280,083
18,450,000 (c),(d) IHO Verwaltungs GmbH 6 .375 05/15/29 18,060,895
6,615,000 (c) Phinia, Inc 6 .750 04/15/29 6,826,726
6,870,000 (c) Phinia, Inc 6 .625 10/15/32 6,926,719
14,635,000 ZF North America Capital, Inc 6 .750 04/23/30 14,759,676
TOTAL AUTOMOBILES & COMPONENTS 85,143,472
CAPITAL GOODS - 4.2%
13,945,000 (c) Albion Financing 1 SARL 6 .125 10/15/26 13,990,112
15,785,000 (c) Albion Financing 2 SARL 8 .750 04/15/27 16,198,078
7,675,000 (c) Alta Equipment Group, Inc 9 .000 06/01/29 6,872,718
800,000 (c) Brand Industrial Services, Inc 10 .375 08/01/30 856,681
7,135,000 (c) Chart Industries, Inc 7 .500 01/01/30 7,519,762
2,335,000 (c) Gates Corp 6 .875 07/01/29 2,418,719
2,870,000 (c) Herc Holdings, Inc 6 .625 06/15/29 2,972,674
5,775,000 (c) Masterbrand, Inc 7 .000 07/15/32 6,051,259
11,790,000 (c) TransDigm, Inc 6 .875 12/15/30 12,346,205
4,035,000 (c) TransDigm, Inc 6 .625 03/01/32 4,201,815
7,430,000 (c) Trinity Industries, Inc 7 .750 07/15/28 7,798,446
High Yield

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 4.2% (continued)
$ 3,975,000 (c) Windsor Holdings III LLC 8 .500% 06/15/30 $ 4,251,970
TOTAL CAPITAL GOODS 85,478,439
COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
10,785,000 (c) ASGN, Inc 4 .625 05/15/28 10,475,075
5,500,000 (c) Garda World Security Corp 4 .625 02/15/27 5,400,082
5,000,000 (c) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,365,235
5,075,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 5,098,162
5,325,000 (c) Prime Security Services Borrower LLC 3 .375 08/31/27 5,059,692
9,060,000 (c) Prime Security Services Borrower LLC 6 .250 01/15/28 9,062,437
8,925,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 9,000,952
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,461,635
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
10,915,000 (c) Academy Ltd 6 .000 11/15/27 10,942,191
6,000,000 (c) Asbury Automotive Group, Inc 4 .625 11/15/29 5,722,181
5,240,000 (c) Asbury Automotive Group, Inc 5 .000 02/15/32 4,968,988
7,440,000 (c) Bath & Body Works, Inc 6 .625 10/01/30 7,584,626
2,845,000 (c) Group  Automotive, Inc 6 .375 01/15/30 2,890,196
6,675,000 (c) Group 1 Automotive, Inc 4 .000 08/15/28 6,368,529
12,125,000 Kohl's Corp 4 .625 05/01/31 10,211,074
7,835,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 7,528,397
620,000 (c) LCM Investments Holdings II LLC 8 .250 08/01/31 658,328
11,955,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 11,587,253
17,230,000 (c) Magic Mergeco, Inc 5 .250 05/01/28 12,717,621
10,000,000 (c) Magic Mergeco, Inc 7 .875 05/01/29 5,817,640
10,000,000 (c) Staples, Inc 10 .750 09/01/29 9,703,005
3,900,000 (c) Velocity Vehicle Group LLC 8 .000 06/01/29 4,060,703
7,395,000 (c),(e) Wayfair LLC 7 .250 10/31/29 7,575,883
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 108,336,615
CONSUMER DURABLES & APPAREL - 1.6%
8,650,000 (c),(e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 8,658,218
3,853,000 (c) Hanesbrands, Inc 4 .875 05/15/26 3,819,220
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,656,006
6,680,000 (c),(e) S&S Holdings LLC 8 .375 10/01/31 6,725,828
8,880,000 (c) Wolverine World Wide, Inc 4 .000 08/15/29 7,835,648
TOTAL CONSUMER DURABLES & APPAREL 31,694,920
CONSUMER SERVICES - 5.3%
9,345,000 (c) Carnival Corp 4 .000 08/01/28 9,025,570
16,330,000 (c) CDI Escrow Issuer, Inc 5 .750 04/01/30 16,347,889
6,615,000 (b),(c) Cinemark USA, Inc 5 .250 07/15/28 6,504,397
4,315,000 (c) Cinemark USA, Inc 7 .000 08/01/32 4,504,683
11,345,000 (c) Fertitta Entertainment LLC 4 .625 01/15/29 10,832,526
5,865,000 (c) Flutter Treasury Designated Activity Co 6 .375 04/29/29 6,072,762
5,330,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6 .625 01/15/32 5,395,319
6,495,000 (c) Life Time, Inc 5 .750 01/15/26 6,501,157
5,400,000 (c) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 5,421,033
9,755,000 MGM Resorts International 6 .125 09/15/29 9,876,416
10,495,000 (c) NCL Corp Ltd 5 .875 03/15/26 10,495,646
6,000,000 Service Corp International 5 .750 10/15/32 6,039,288
5,425,000 (c) Six Flags Entertainment Corp 6 .625 05/01/32 5,618,146
5,510,000 (c) Wynn Resorts Finance LLC 6 .250 03/15/33 5,581,886
TOTAL CONSUMER SERVICES 108,216,718
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
8,020,000 (c) Albertsons Cos, Inc 6 .500 02/15/28 8,165,972
6,915,000 (c) Performance Food Group, Inc 6 .125 09/15/32 7,066,130
4,865,000 Walgreens Boots Alliance, Inc 8 .125 08/15/29 4,855,669
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,087,771
ENERGY - 13.6%
9,000,000 (c) Antero Midstream Partners LP 5 .750 03/01/27 9,007,893
2,582,000 (c) Archrock Partners LP 6 .875 04/01/27 2,590,092
2,000,000 (c) Archrock Partners LP 6 .250 04/01/28 2,009,938
3,945,000 (c) Archrock Partners LP 6 .625 09/01/32 4,045,562
7,650,000 (c) Baytex Energy Corp 7 .375 03/15/32 7,622,109

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 13.6% (continued)
$ 2,010,000 (c) Blue Racer Midstream LLC 7 .000% 07/15/29 $ 2,089,566
770,732 (c) BORR IHC Ltd 10 .000 11/15/28 799,634
2,400,000 (c) Buckeye Partners LP 6 .875 07/01/29 2,458,968
7,190,000 (c) Civitas Resources, Inc 8 .375 07/01/28 7,473,782
1,595,000 (c) Civitas Resources, Inc 8 .625 11/01/30 1,689,866
6,235,000 (c) Civitas Resources, Inc 8 .750 07/01/31 6,599,984
424,860 (d) Cloud Peak Energy, Inc 12 .000 05/01/25 391,237
13,510,000 (c) CNX Resources Corp 7 .250 03/01/32 14,187,702
4,320,000 (c),(e) Coronado Finance Pty Ltd 9 .250 10/01/29 4,439,081
2,400,000 (c) Delek Logistics Partners LP 8 .625 03/15/29 2,525,150
5,169,000 (c) Energean Israel Finance Ltd 5 .875 03/30/31 4,412,000
10,000,000 Energy Transfer LP 6 .500 N/A(f) 9,976,077
1,365,000 (c) EQM Midstream Partners LP 7 .500 06/01/27 1,404,943
7,200,000 (c) EQM Midstream Partners LP 6 .500 07/01/27 7,416,749
3,470,000 (c) EQM Midstream Partners LP 6 .375 04/01/29 3,582,834
7,700,000 EQT Midstream Partners LP 6 .500 07/15/48 7,960,653
2,905,000 Genesis Energy LP 8 .000 01/15/27 2,969,781
2,515,000 Genesis Energy LP 7 .875 05/15/32 2,560,637
7,470,000 (c) Harvest Midstream I LP 7 .500 05/15/32 7,857,260
6,185,000 (c) Hilcorp Energy I LP 6 .000 04/15/30 6,028,702
6,166,000 (c) Hilcorp Energy I LP 6 .000 02/01/31 5,985,434
8,685,000 (c) Hilcorp Energy I LP 6 .250 04/15/32 8,453,310
2,830,000 (c) Hilcorp Energy I LP 8 .375 11/01/33 3,051,020
10,000,000 (c) Kinetik Holdings LP 6 .625 12/15/28 10,378,500
5,350,000 (c) Kodiak Gas Services LLC 7 .250 02/15/29 5,536,731
2,560,000 (c) Matador Resources Co 6 .250 04/15/33 2,517,064
800,000 (b),(c) Nabors Industries, Inc 8 .875 08/15/31 761,020
8,795,000 (c) Noble Finance II LLC 8 .000 04/15/30 9,074,626
6,923,000 (c) Parkland Corp 4 .500 10/01/29 6,554,576
5,000,000 (c) Parkland Corp 4 .625 05/01/30 4,715,256
4,925,000 (c) PBF Holding Co LLC 7 .875 09/15/30 5,073,282
5,900,000 SM Energy Co 6 .750 09/15/26 5,897,018
7,735,000 SM Energy Co 6 .625 01/15/27 7,751,073
4,405,000 (c) SM Energy Co 6 .750 08/01/29 4,423,188
5,200,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 5,389,025
4,460,000 (c) Sunoco LP 7 .000 05/01/29 4,659,886
5,000,000 (c) Talos Production, Inc 9 .000 02/01/29 5,148,305
800,000 (c) Talos Production, Inc 9 .375 02/01/31 822,490
1,116,462 (c) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 1,141,998
4,475,000 (c) Transocean Titan Financing Ltd 8 .375 02/01/28 4,609,299
4,611,250 (c) Transocean, Inc 8 .750 02/15/30 4,807,837
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,742,992
13,020,000 (c) USA Compression Partners LP 7 .125 03/15/29 13,409,975
4,535,000 (c) Venture Global LNG, Inc 8 .125 06/01/28 4,727,826
8,275,000 (c) Venture Global LNG, Inc 7 .000 01/15/30 8,453,881
10,375,000 (c) Venture Global LNG, Inc 9 .875 02/01/32 11,528,615
8,000,000 (c) Venture Global LNG, Inc 9 .000 N/A(f) 8,109,031
TOTAL ENERGY 277,823,458
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
7,690,000 (c) Iron Mountain, Inc 7 .000 02/15/29 8,015,379
800,000 (b) MPT Operating Partnership LP 5 .250 08/01/26 761,724
10,230,000 (b) MPT Operating Partnership LP 5 .000 10/15/27 9,177,105
10,900,000 (c) Uniti Group LP 10 .500 02/15/28 11,634,725
1,250,000 (c) Uniti Group LP 10 .500 02/15/28 1,334,258
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,923,191
FINANCIAL SERVICES - 9.3%
8,060,000 (c) Block, Inc 6 .500 05/15/32 8,393,023
9,812,000 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 9,532,406
10,000,000 (b),(c) Compass Group Diversified Holdings LLC 5 .000 01/15/32 9,212,173
16,310,000 (c) Encore Capital Group, Inc 8 .500 05/15/30 17,189,549
12,770,000 (c) FirstCash, Inc 6 .875 03/01/32 13,141,875
3,295,000 (c) Focus Financial Partners LLC 6 .750 09/15/31 3,326,454
High Yield

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 9.3% (continued)
$ 9,015,000 (c) HAT Holdings I LLC 3 .375% 06/15/26 $ 8,729,988
7,250,000 (c) HAT Holdings I LLC 8 .000 06/15/27 7,680,519
12,000,000 (c) Hunt Cos, Inc 5 .250 04/15/29 11,610,173
2,250,000 Icahn Enterprises LP 6 .250 05/15/26 2,232,450
10,320,000 Icahn Enterprises LP 5 .250 05/15/27 9,889,052
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 13,436,952
2,400,000 (c) Icahn Enterprises LP 9 .000 06/15/30 2,419,836
4,000,000 Navient Corp 5 .000 03/15/27 3,964,612
10,360,000 Navient Corp 4 .875 03/15/28 10,015,079
5,450,000 Navient Corp 5 .500 03/15/29 5,286,885
215,000 OneMain Finance Corp 7 .125 03/15/26 219,497
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,779,106
10,000,000 OneMain Finance Corp 4 .000 09/15/30 8,906,779
14,220,000 (c) PennyMac Financial Services, Inc 7 .875 12/15/29 15,163,042
5,000,000 (c) PennyMac Financial Services, Inc 7 .125 11/15/30 5,177,185
5,000,000 (c) Rocket Mortgage LLC 3 .875 03/01/31 4,603,701
1,855,000 (c) Shift4 Payments LLC 6 .750 08/15/32 1,936,689
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,804,861
7,220,000 (c),(e) Starwood Property Trust, Inc 6 .000 04/15/30 7,222,939
TOTAL FINANCIAL SERVICES 188,874,825
FOOD, BEVERAGE & TOBACCO - 1.5%
5,615,000 (c) Darling Ingredients, Inc 6 .000 06/15/30 5,668,421
10,000,000 (c) Post Holdings, Inc 6 .375 03/01/33 10,163,180
10,245,000 (c) Primo Water Holdings, Inc 4 .375 04/30/29 9,822,568
5,000,000 (c) Triton Water Holdings, Inc 6 .250 04/01/29 4,994,527
TOTAL FOOD, BEVERAGE & TOBACCO 30,648,696
HEALTH CARE EQUIPMENT & SERVICES - 4.0%
12,255,000 (c) CHS 5 .250 05/15/30 11,278,341
7,030,000 (c) CHS 10 .875 01/15/32 7,746,955
2,275,000 (c) CHS/Community Health Systems, Inc 5 .625 03/15/27 2,238,755
3,850,000 (c) CHS/Community Health Systems, Inc 8 .000 12/15/27 3,862,324
4,250,000 (c) Concentra Escrow Issuer Corp 6 .875 07/15/32 4,468,930
12,260,000 (c) DaVita, Inc 4 .625 06/01/30 11,687,399
6,540,000 (c) DaVita, Inc 3 .750 02/15/31 5,899,080
15,151,515 (c) Global Medical Response, Inc 10 .000 10/31/28 15,189,394
9,690,000 (c) LifePoint Health, Inc 11 .000 10/15/30 10,934,060
8,345,000 (c) Prime Healthcare Services, Inc 9 .375 09/01/29 8,607,729
TOTAL HEALTH CARE EQUIPMENT & SERVICES 81,912,967
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,840,000 (c) Coty, Inc 6 .625 07/15/30 6,067,972
2,400,000 Perrigo Finance Unlimited Co 6 .125 09/30/32 2,418,528
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,486,500
INSURANCE - 4.5%
18,513,000 (c) Acrisure LLC 4 .250 02/15/29 17,489,081
11,725,000 (c) Alliant Holdings Intermediate LLC 4 .250 10/15/27 11,224,507
9,305,000 (c) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,455,676
10,000,000 (c) Alliant Holdings Intermediate LLC 6 .500 10/01/31 10,104,867
7,810,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 8,073,377
8,270,000 (c) HUB International Ltd 7 .250 06/15/30 8,616,350
24,620,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 25,824,139
1,430,000 (c) Ryan Specialty LLC 5 .875 08/01/32 1,453,825
TOTAL INSURANCE 92,241,822
MATERIALS - 4.4%
7,225,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 7,753,025
6,110,000 (c) Avient Corp 7 .125 08/01/30 6,370,513
2,000,000 (c) Avient Corp 6 .250 11/01/31 2,050,256
8,190,000 (c) Cleveland-Cliffs, Inc 7 .000 03/15/32 8,280,014
10,000,000 (c) EverArc Escrow Sarl 5 .000 10/30/29 9,600,121
15,785,000 (c) Mineral Resources Ltd 8 .000 11/01/27 16,213,689
2,625,000 (c) Mineral Resources Ltd 9 .250 10/01/28 2,795,070
2,400,000 (b),(c) NV Chemicals Corp 4 .250 05/15/29 2,231,361
8,485,000 (c) Olympus Water US Holding Corp 4 .250 10/01/28 8,102,254

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 4.4% (continued)
$ 6,410,000 (c) Sealed Air Corp 6 .500% 07/15/32 $ 6,609,774
5,000,000 (c) SunCoke Energy, Inc 4 .875 06/30/29 4,533,480
12,797,000 (c) Tronox, Inc 4 .625 03/15/29 11,954,021
2,500,000 (c) WR Grace Holdings LLC 7 .375 03/01/31 2,619,340
TOTAL MATERIALS 89,112,918
MEDIA & ENTERTAINMENT - 10.5%
800,000 (c) Advantage Sales & Marketing, Inc 6 .500 11/15/28 759,527
8,860,000 (c) Arches Buyer, Inc 4 .250 06/01/28 8,153,781
5,120,000 (c) CCO Holdings LLC 5 .375 06/01/29 4,934,109
12,250,000 (c) CCO Holdings LLC 4 .500 08/15/30 11,104,349
9,025,000 (c) CCO Holdings LLC 4 .250 02/01/31 7,957,609
10,800,000 CCO Holdings LLC 4 .500 05/01/32 9,338,256
10,000,000 Charter Communications Operating LLC 4 .400 12/01/61 6,802,192
5,980,000 (b),(c) CSC Holdings LLC 5 .500 04/15/27 5,259,124
5,788,000 (c) CSC Holdings LLC 11 .250 05/15/28 5,587,255
4,135,000 (c) CSC Holdings LLC 11 .750 01/31/29 3,996,854
11,170,000 (c) DIRECTV Holdings LLC 5 .875 08/15/27 10,967,067
15,800,000 (c) DISH Network Corp 11 .750 11/15/27 16,582,578
10,015,000 (c) Gray Television, Inc 10 .500 07/15/29 10,460,297
6,900,000 (c) Gray Television, Inc 4 .750 10/15/30 4,389,718
225,000 (c) LCPR Senior Secured Financing DAC 6 .750 10/15/27 205,881
9,650,000 (b),(c) LCPR Senior Secured Financing DAC 5 .125 07/15/29 7,819,659
7,500,000 (c) McGraw-Hill Education, Inc 7 .375 09/01/31 7,781,798
7,000,000 (c) Outfront Media Capital LLC 7 .375 02/15/31 7,472,430
4,000,000 (c) Sirius XM Radio, Inc 5 .000 08/01/27 3,935,103
4,650,000 (c) Sirius XM Radio, Inc 4 .000 07/15/28 4,387,017
4,380,000 (c) Sirius XM Radio, Inc 4 .125 07/01/30 3,972,123
3,745,000 (b),(c) Sirius XM Radio, Inc 3 .875 09/01/31 3,262,904
10,525,000 (c) Sunrise FinCo I BV 4 .875 07/15/31 9,958,545
5,000,000 (c) Sunrise HoldCo IV BV 5 .500 01/15/28 4,978,077
12,000,000 (c) Univision Communications, Inc 4 .500 05/01/29 10,719,880
800,000 (c) Univision Communications, Inc 7 .375 06/30/30 774,239
6,214,000 (b),(c) Univision Communications, Inc 8 .500 07/31/31 6,227,880
17,665,000 (c) Virgin Media Secured Finance plc 5 .500 05/15/29 16,942,471
11,175,000 (c) VZ Secured Financing BV 5 .000 01/15/32 10,283,721
9,672,000 (c) Ziff Davis, Inc 4 .625 10/15/30 9,084,285
TOTAL MEDIA & ENTERTAINMENT 214,098,729
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
9,350,000 (c) Bausch Health Cos, Inc 4 .875 06/01/28 7,316,375
4,610,000 (b),(c) Organon & Co 7 .875 05/15/34 4,884,064
14,000,000 (b),(c) Organon Finance  LLC 5 .125 04/30/31 13,189,700
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 25,390,139
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
12,755,400 (b),(c) Anywhere Real Estate Group LLC 7 .000 04/15/30 11,849,162
9,145,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 9,227,954
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 3,213,980
7,000,000 (b) Kennedy-Wilson, Inc 5 .000 03/01/31 6,284,157
742,000 (b),(c) Realogy Group LLC 5 .250 04/15/30 591,717
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 31,166,970
SOFTWARE & SERVICES - 1.5%
14,000,000 (b),(c) Ahead DB Holdings LLC 6 .625 05/01/28 13,546,806
3,375,000 (c) CA Magnum Holdings 5 .375 10/31/26 3,324,345
800,000 (c) Cloud Software Group, Inc 8 .250 06/30/32 836,239
13,450,180 (c) Rackspace Finance LLC 3 .500 05/15/28 6,730,809
6,000,000 (c) Rocket Software, Inc 9 .000 11/28/28 6,261,510
TOTAL SOFTWARE & SERVICES 30,699,709
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
9,335,000 (c) Imola Merger Corp 4 .750 05/15/29 9,108,869
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,108,869
TELECOMMUNICATION SERVICES - 5.6%
800,000 Digicel Intermediate Holdings Ltd 12 .000 05/25/27 804,909
230,000 (c) Frontier Communications Corp 5 .000 05/01/28 227,925
High Yield

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 5.6% (continued)
$ 5,000,000 (c) Frontier Communications Holdings LLC 6 .000% 01/15/30 $ 4,991,314
8,210,000 (c) Frontier Communications Holdings LLC 8 .625 03/15/31 8,851,119
12,695,000 (c) Iliad Holding SASU 6 .500 10/15/26 12,833,388
9,820,000 (c) Iliad Holding SASU 7 .000 10/15/28 9,990,053
10,795,000 (c) Iliad Holding SASU 8 .500 04/15/31 11,611,167
10,850,000 (c) Level 3 Financing, Inc 10 .500 04/15/29 11,827,030
10,000,000 (c) Level 3 Financing, Inc 10 .500 05/15/30 10,762,500
5,000,000 (c) Level 3 Financing, Inc 10 .750 12/15/30 5,487,282
5,300,000 (c),(e) Sable International Finance Ltd 7 .125 10/15/32 5,319,875
2,050,000 (c) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,814,745
5,150,000 (c) Windstream Escrow LLC 7 .750 08/15/28 5,154,841
3,040,000 (c),(e) Windstream Escrow LLC 8 .250 10/01/31 3,090,561
10,800,000 (b),(c) Zayo Group Holdings, Inc 4 .000 03/01/27 9,659,984
11,625,000 (c) Zegona Finance plc 8 .625 07/15/29 12,409,688
TOTAL TELECOMMUNICATION SERVICES 114,836,381
TRANSPORTATION - 3.5%
5,833,333 (c) American Airlines, Inc 5 .500 04/20/26 5,816,694
6,805,000 (b),(c) American Airlines, Inc 7 .250 02/15/28 6,965,743
2,500,000 (c) American Airlines, Inc 5 .750 04/20/29 2,495,856
2,500,000 (c) American Airlines, Inc 8 .500 05/15/29 2,652,535
25,000,000 (c) Brightline East LLC 11 .000 01/31/30 21,251,171
14,235,000 (c) Cargo Aircraft Management, Inc 4 .750 02/01/28 13,645,275
4,410,000 (c) Genesee & Wyoming, Inc 6 .250 04/15/32 4,535,020
6,550,000 (c) United Airlines, Inc 4 .375 04/15/26 6,444,864
3,550,000 (c) United Airlines, Inc 4 .625 04/15/29 3,429,510
800,000 (b),(c) VistaJet Malta Finance plc 9 .500 06/01/28 781,910
2,805,000 (c) XPO, Inc 7 .125 06/01/31 2,936,670
TOTAL TRANSPORTATION 70,955,248
UTILITIES - 4.3%
2,425,000 (c) AltaGas Ltd 7 .200 10/15/54 2,476,855
4,290,000 (c) Ferrellgas LP 5 .375 04/01/26 4,280,032
19,778,000 (c) Ferrellgas LP 5 .875 04/01/29 18,508,052
5,000,000 PG&E Corp 7 .375 03/15/55 5,244,366
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 8,161,108
1,800,000 (c) Suburban Propane Partners LP 5 .000 06/01/31 1,678,217
9,836,000 (c) Superior Plus LP 4 .500 03/15/29 9,325,958
21,190,000 (c) Talen Energy Supply LLC 8 .625 06/01/30 23,093,328
10,000,000 (c) TerraForm Power Operating LLC 5 .000 01/31/28 9,893,426
4,310,000 (c) Vistra Operations Co LLC 7 .750 10/15/31 4,640,137
TOTAL UTILITIES 87,301,479
TOTAL CORPORATE BONDS
(Cost $1,883,597,764) 1,872,001,471
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
7,963 (g),(h) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (h) Bright Bidco BV 11,293
5,572 (h) Bright Bidco BV 2,847
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,140
TOTAL COMMON STOCKS
(Cost $779,432) 14,220
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.5%
471,698 Invesco Senior Loan ETF 9,910,375
233,904 iShares 0-5 Year High Yield Corporate Bond ETF 10,156,111

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES (continued)
396,353 SPDR Bloomberg Barclays Short Term High Yield Bond ETF $ 10,206,090
TOTAL INVESTMENT COMPANIES
(Cost $29,916,625) 30,272,576
TOTAL LONG-TERM INVESTMENTS
(Cost $1,994,958,538) 1,983,405,716
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.0%
$ 177,000 Federal National Mortgage Association (FNMA) 0 .000% 10/23/24 176,474
TOTAL GOVERNMENT AGENCY DEBT 176,474
REPURCHASE AGREEMENT - 2.5%
50,600,000 (i) Bank of New York Mellon 4 .860 10/01/24 50,600,000
TOTAL REPURCHASE AGREEMENT 50,600,000
TREASURY DEBT - 0.8%
6,250,000 United States Treasury Bill 0 .000 10/15/24 6,238,545
10,000,000 United States Treasury Bill 0 .000 10/29/24 9,963,133
TOTAL TREASURY DEBT 16,201,678
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,977,324) 66,978,152
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.9%
59,204,186 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (k) 59,204,186
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $59,204,186) 59,204,186
TOTAL INVESTMENTS - 103.5%
(Cost $2,121,140,048) 2,109,588,054
OTHER ASSETS & LIABILITIES, NET - (3.5)% (71,093,464)
NET ASSETS - 100.0% $ 2,038,494,590
ETF Exchange Traded Fund
SPDR Standard & Poor's Depositary Receipts
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,447,207.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,637,322,902 or 77.6% of Total Investments.
(d)
Payment in Kind Bond
(e)
When-issued or delayed delivery security.
(f)
Perpetual security
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Non-income producing
(i) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $51,576,091 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $51,612,048.
(j)
Investments made with cash collateral received from securities on loan.
(k)
The rate shown is the one-day yield as of the end of the reporting period.
Short Duration Impact Bond
Portfolio of Investments September 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
BANK LOAN OBLIGATIONS - 2.3%
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$ 483,750 (a) LTR Intermediate Holdings, Inc, (TSFR1M + 4.500%) 9.460% 05/05/28 $ 470,101
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 470,101
UTILITIES - 1.7%
420,098 (a) Constellation Renewables LLC, (TSFR3M + 2.250%) 7.307 12/15/27 421,200
897,500 (a) TerraForm Power Operating LLC, (TSFR3M + 2.500%) 7.204 05/21/29 900,027
TOTAL UTILITIES 1,321,227
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,786,596) 1,791,328
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 33.2%
BANKS - 9.9%
250,000 Bank of America Corp 6.100 N/A(b) 250,346
250,000 (c) BNP Paribas S.A. 1.675 06/30/27 238,307
689,000 Citigroup, Inc 1.281 11/03/25 686,330
500,000 Citigroup, Inc 2.014 01/25/26 494,945
500,000 (a) Citigroup, Inc, (TSFR3M + 1.512%) 6.105 07/01/26 503,058
250,000 (c) Cooperatieve Rabobank UA 1.106 02/24/27 238,462
250,000 (c) Credit Agricole S.A. 5.335 01/10/30 257,255
275,000 Deutsche Bank AG. 6.819 11/20/29 296,028
600,000 (c) Federation des Caisses Desjardins du Quebec 5.147 11/27/28 627,362
250,000 (c) Federation des Caisses Desjardins du Quebec 5.250 04/26/29 257,661
500,000 (c) ING Groep NV 1.400 07/01/26 487,521
925,000 JPMorgan Chase & Co 5.571 04/22/28 953,739
550,000 Morgan Stanley Bank NA 5.504 05/26/28 567,337
250,000 (c) Royal Bank of Canada 1.050 09/14/26 236,571
1,000,000 (c) Royal Bank of Canada 4.851 12/14/26 1,019,480
500,000 Wells Fargo & Co 4.540 08/15/26 499,128
TOTAL BANKS 7,613,530
CAPITAL GOODS - 0.4%
300,000 Nature Conservancy 2.668 03/01/26 292,088
TOTAL CAPITAL GOODS 292,088
ENERGY - 1.7%
500,000 Marathon Oil Corp 5.300 04/01/29 518,462
500,000 (c) New York State Electric & Gas Corp 5.650 08/15/28 520,981
250,000 Williams Cos, Inc 5.400 03/02/26 253,241
TOTAL ENERGY 1,292,684
FINANCIAL SERVICES - 5.4%
250,000 BB Blue Financing DAC 4.395 09/20/29 252,561
500,000 (c) Equitable Financial Life Global Funding 1.300 07/12/26 475,548
500,000 Goldman Sachs Group, Inc 0.855 02/12/26 491,999
250,000 (c) HAT Holdings I LLC 3.375 06/15/26 242,096
250,000 (c) HAT Holdings I LLC 8.000 06/15/27 264,846
500,000 Morgan Stanley 0.864 10/21/25 498,683
500,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 459,660
250,000 Private Export Funding Corp (PEFCO) 4.300 12/15/28 254,630
250,000 (c) Starwood Property Trust, Inc 7.250 04/01/29 262,141
250,000 (c) WLB Asset II B Pte Ltd 3.950 12/10/24 240,316
250,000 (c) WLB Asset II C Pte Ltd 3.900 12/23/25 236,714
250,000 (c) WLB Asset II D Pte Ltd 6.500 12/21/26 235,448

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 5.4% (continued)
$ 250,000 (c) WLB Asset VI Pte Ltd 7.250% 12/21/27 $ 264,622
TOTAL FINANCIAL SERVICES 4,179,264
FOOD, BEVERAGE & TOBACCO - 0.4%
275,000 Campbell Soup Co 5.200 03/21/29 284,820
TOTAL FOOD, BEVERAGE & TOBACCO 284,820
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,000,000 Unilever Capital Corp 4.875 09/08/28 1,030,508
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,030,508
INSURANCE - 0.3%
250,000 (c) Metropolitan Life Global Funding I 0.950 07/02/25 243,732
TOTAL INSURANCE 243,732
MATERIALS - 1.3%
200,000 (c) Cemex SAB de C.V. 9.125 N/A(b) 218,159
325,000 Nutrien Ltd 5.200 06/21/27 333,297
450,000 (c) Smurfit Kappa Treasury ULC 5.200 01/15/30 464,879
TOTAL MATERIALS 1,016,335
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
500,000 Apple, Inc 3.000 06/20/27 491,128
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 491,128
TRANSPORTATION - 0.5%
374,407 (c) Air Canada Pass Through Trust 4.125 05/15/25 371,559
42,611 Ethiopian Leasing 2012 LLC 2.646 05/12/26 42,051
TOTAL TRANSPORTATION 413,610
UTILITIES - 11.4%
475,000 Algonquin Power & Utilities Corp 5.365 06/15/26 480,741
500,000 Avangrid, Inc 3.150 12/01/24 498,122
600,000 (c) Brooklyn Union Gas Co 4.632 08/05/27 599,346
250,000 (c) Comision Federal de Electricidad 5.700 01/24/30 250,550
500,000 Connecticut Light and Power Co 4.650 01/01/29 508,431
384,808 Consumers 2023 Securitization Funding LLC 5.550 03/01/27 388,960
472,495 (c) Continental Wind LLC 6.000 02/28/33 488,687
1,000,000 DTE Electric Co 1.900 04/01/28 929,672
250,000 (c) Electricite de France S.A. 3.625 10/13/25 247,553
1,000,000 MidAmerican Energy Co 3.650 04/15/29 982,403
300,000 National Fuel Gas Co 5.500 01/15/26 302,707
237,000 (c),(d) NextEra Energy Operating Partners LP 7.250 01/15/29 249,888
719,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 692,815
500,000 PG&E Recovery Funding LLC 4.838 06/01/35 512,372
250,000 Public Service Co of Colorado 3.700 06/15/28 246,366
275,000 San Diego Gas & Electric Co 4.950 08/15/28 282,573
336,329 SCE Recovery Funding LLC 1.977 11/15/28 321,609
275,000 Southern California Edison Co 4.875 02/01/27 279,230
500,000 Southern Power Co 4.150 12/01/25 497,323
TOTAL UTILITIES 8,759,348
TOTAL CORPORATE BONDS
(Cost $25,167,629) 25,617,047
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 44.0%
AGENCY SECURITIES - 4.2%
64,475 Export-Import Bank of the United States 1.822 05/03/25 63,822
250,000 Federal Home Loan Mortgage Corp (FHLMC) 1.500 02/12/25 247,125
264,166 Harar Leasing 2013 LLC 2.582 07/02/25 260,275
500,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 493,892
114,270 Lulwa Ltd 1.831 03/26/25 113,054
133,635 Penta Aircraft Leasing LLC 1.691 04/29/25 132,121
500,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 498,068
250,000 PEFCO 3.250 06/15/25 248,179
33,080 Sandalwood LLC 2.821 02/12/26 32,606
563,880 Thirax  LLC 0.968 01/14/33 493,098
163,103 United States International Development Finance Corp 1.050 10/15/29 150,879
Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 163,103 United States International Development Finance Corp 1.790% 10/15/29 $ 153,845
319,348 Windermere Aviation LLC 2.351 05/27/26 312,939
TOTAL AGENCY SECURITIES 3,199,903
FOREIGN GOVERNMENT BONDS - 12.1%
500,000 African Development Bank 4.125 02/25/27 504,824
1,000,000 (c) Arab Petroleum Investments Corp 5.428 05/02/29 1,042,548
360,000 Asian Development Bank 4.625 06/13/25 360,842
250,000 Asian Infrastructure Investment Bank 0.500 01/27/26 238,931
250,000 Asian Infrastructure Investment Bank 4.875 09/14/26 255,179
200,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 5.714 08/16/27 201,532
300,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 5.714 08/16/27 302,298
250,000 (c) BNG Bank NV 3.500 05/19/28 248,300
250,000 (c) Caisse d'Amortissement de la Dette Sociale 4.875 09/19/26 254,800
250,000 (a) Central American Bank for Economic Integration, (TSFR3M + 1.112%) 6.230 11/15/24 250,035
500,000 Council Of Europe Development Bank 3.000 06/16/25 495,488
450,000 Export Development Canada 3.875 02/14/28 453,004
250,000 Inter-American Investment Corp 2.625 04/22/25 247,450
250,000 Inter-American Investment Corp 0.625 02/10/26 238,839
500,000 Inter-American Investment Corp 4.126 02/15/28 506,521
250,000 International Bank for Reconstruction & Development 0.000 03/31/27 227,690
500,000 International Bank for Reconstruction & Development 0.000 03/31/28 495,924
250,000 International Finance Facility for Immunisation Co 1.000 04/21/26 238,728
500,000 Japan Bank for International Cooperation 1.625 01/20/27 475,317
500,000 Japan Bank for International Cooperation 4.375 10/05/27 507,724
250,000 Japan International Cooperation Agency 4.000 05/23/28 251,369
500,000 Japan International Cooperation Agency 4.750 05/21/29 518,668
500,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 474,200
500,000 OPEC Fund for International Development 4.500 01/26/26 501,414
TOTAL FOREIGN GOVERNMENT BONDS 9,291,625
MORTGAGE BACKED - 0.1%
50,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.363 06/25/43 52,508
30,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 2.900%) 8.180 04/25/42 31,065
TOTAL MORTGAGE BACKED 83,573
MUNICIPAL BONDS - 8.4%
300,000 California Earthquake Authority 5.750 11/01/24 300,249
117,179 (e) City of Fort Wayne IN 10.750 12/01/29 12
250,000 (c) County of Gallatin MT 11.500 09/01/27 260,600
250,000 Fairfax County Economic Development Authority 5.589 10/01/24 250,000
500,000 (c) Florida Development Finance Corp 8.250 07/01/57 514,960
300,000 (f) Los Angeles Unified School District 4.850 01/01/25 299,977
200,000 Mount Diablo Unified School District 5.548 08/01/27 204,060
500,000 (a),(c) New Hampshire Business Finance Authority 5.050 02/01/29 500,000
850,000 New York State Energy Research & Development Authority 3.845 04/01/25 850,000
815,000 New York State Energy Research & Development Authority 5.822 04/01/27 835,055
250,000 Pharr Economic Development Corp 3.016 08/15/26 245,641
650,000 Philadelphia Energy Authority 5.587 11/01/24 650,689
600,000 San Diego Unified School District 3.915 07/01/28 602,599
274,489 State of Hawaii Department of Business Economic Development & Tourism 3.242 01/01/31 269,070
250,000 Village of Deerfield IL 4.000 12/01/28 249,337
200,000 (c) Warm Springs Reservation Confederated Tribe 3.050 11/01/24 199,667
250,000 (c) Warm Springs Reservation Confederated Tribe 2.165 11/01/26 238,871
TOTAL MUNICIPAL BONDS 6,470,787
U.S. TREASURY SECURITIES - 19.2%
9,083,000 United States Treasury Note 5.000 09/30/25 9,172,482
3,528,000 United States Treasury Note 3.500 09/30/26 3,518,215
371,000 United States Treasury Note 3.375 09/15/27 369,116
1,775,000 United States Treasury Note 3.500 09/30/29 1,769,730
TOTAL U.S. TREASURY SECURITIES 14,829,543
TOTAL GOVERNMENT BONDS
(Cost $33,753,805) 33,875,431

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 19.6%
ASSET BACKED - 11.6%
$ 247,938 (c) Air Canada 2020-2, Class A Pass Through Trust 5.250% 04/01/29 $ 248,227
Series - 2020 A (Class )
524,384 Delta Air Lines Pass Through Trust 3.625 07/30/27 507,970
Series - 2015 1 (Class AA)
190,206 Delta Air Lines Pass Through Trust 2.000 06/10/28 177,864
Series - 2020 1 (Class AA)
191,569 Delta Air Lines Pass Through Trust 2.500 06/10/28 180,483
Series - 2020 1 (Class A)
300,000 (c) Frontier Issuer LLC 6.190 06/20/54 312,474
Series - 2024 1 (Class A2)
245,980 (c) GoodLeap Sustainable Home Solutions Trust 1.930 07/20/48 197,838
Series - 2021 4GS (Class A)
237,447 (c) GoodLeap Sustainable Home Solutions Trust 2.560 10/20/48 186,968
Series - 2021 5CS (Class B)
459,679 (c) Helios Issuer, LLC 5.300 08/22/50 452,213
Series - 2023 B (Class A)
80,942 (c) HERO Funding Trust 4.050 09/20/41 76,450
Series - 2016 1A (Class A)
125,794 (c) HERO Funding Trust 3.910 09/20/42 116,971
Series - 2016 3A (Class A2)
99,706 (c) HERO Funding Trust 2.590 09/20/57 84,827
Series - 2020 1A (Class A)
500,000 (c) Hertz Vehicle Financing III LLC 5.570 09/25/29 511,722
Series - 2023 2A (Class A)
97,761 (c) Mosaic Solar Loan Trust 2.100 04/20/46 87,046
Series - 2020 1A (Class A)
222,768 (c) Mosaic Solar Loan Trust 1.440 08/20/46 190,590
Series - 2020 2A (Class A)
272,710 (c) Mosaic Solar Loan Trust 1.440 06/20/52 225,014
Series - 2021 3A (Class A)
230,277 (c) Mosaic Solar Loan Trust 1.770 06/20/52 164,319
Series - 2021 3A (Class C)
24,071 (c) Renew 3.670 09/20/52 22,021
Series - 2017 1A (Class A)
189,836 (c) Sunnova Helios VII Issuer LLC 2.030 10/20/48 157,647
Series - 2021 C (Class A)
246,708 (c) Sunnova Helios VIII Issuer LLC 2.790 02/22/49 219,556
Series - 2022 A (Class A)
229,430 (c) Sunnova Helios XI Issuer LLC 5.300 05/20/50 225,916
Series - 2023 A (Class A)
427,508 (c) Sunrun Atlas Issuer LLC 3.610 02/01/55 400,063
Series - 2019 2 (Class A)
301,487 (c) Sunrun Callisto Issuer LLC 3.980 06/30/54 286,187
Series - 2019 1A (Class A)
274,135 (c) Sunrun Callisto Issuer LLC 2.270 01/30/57 237,534
Series - 2021 2A (Class A)
100,716 (c) Tesla Auto Lease Trust 5.860 08/20/25 100,814
Series - 2023 A (Class A2)
250,000 (c) Tesla Auto Lease Trust 5.890 06/22/26 251,388
Series - 2023 A (Class A3)
815,000 (c) Tesla Auto Lease Trust 6.130 09/21/26 822,897
Series - 2023 B (Class A3)
580,000 (c) Tesla Auto Lease Trust 5.300 06/21/27 586,044
Series - 2024 A (Class A3)
1,000,000 (c) Tesla Auto Lease Trust 5.940 07/20/27 1,010,770
Series - 2023 A (Class A4)
587,470 (c) Tesla Electric Vehicle Trust 5.540 12/21/26 589,341
Series - 2023 1 (Class A2A)
Short Duration Impact Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 343,290 (c) Vivint Colar Financing V LLC 7.370% 04/30/48 $ 326,010
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 8,957,164
OTHER MORTGAGE BACKED - 8.0%
250,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%) 7.461 04/15/34 179,344
Series - 2021 ACEN (Class C)
250,000 (c) BX Trust 6.300 10/13/27 241,065
Series - 2022 CLS (Class B)
250,000 (a),(c) BX TRUST, (TSFR1M + 1.490%) 6.587 01/17/39 246,536
Series - 2022 AHP (Class AS)
250,000 (a),(c) BX TRUST, (TSFR1M + 2.090%) 7.187 01/17/39 244,771
Series - 2022 AHP (Class C)
27,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8.880 07/25/42 28,553
Series - 2022 R08 (Class 1M2)
250,000 (a),(c) DBUBS Mortgage Trust 3.648 10/10/34 246,046
Series - 2017 BRBK (Class D)
250,000 (c) Frontier Issuer LLC 6.600 08/20/53 256,932
Series - 2023 1 (Class A2)
250,000 (c) Frontier Issuer LLC 11.500 08/20/53 270,082
Series - 2023 1 (Class C)
1,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%) 6.596 11/15/36 992,510
Series - 2021 DM (Class AS)
57,365 GS Mortgage Securities Trust 2.922 05/10/49 56,708
Series - 2016 GS2 (Class AAB)
500,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%) 6.831 10/15/33 485,542
Series - 2020 609M (Class A)
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5.915 07/15/36 191,667
Series - 2019 MILE (Class A)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%) 6.976 07/15/36 211,978
Series - 2019 MILE (Class B)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%) 7.376 07/15/36 197,519
Series - 2019 MILE (Class C)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 9.426 07/15/36 161,011
Series - 2019 MILE (Class F)
182,612 (c) One Market Plaza Trust 3.614 02/10/32 166,877
Series - 2017 1MKT (Class A)
250,000 (c) One Market Plaza Trust 3.845 02/10/32 222,918
Series - 2017 1MKT (Class B)
27,382,754 (a),(c) SLG Office Trust 0.258 07/15/41 378,657
Series - 2021 OVA (Class X)
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.371%) 6.468 11/15/36 495,461
Series - 2021 LIH (Class AS)
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.770%) 6.867 11/15/36 495,553
Series - 2021 LIH (Class B)
270,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 2.069%) 7.166 11/15/36 267,634
Series - 2021 LIH (Class C)
100,258 (c) Verus Securitization Trust 3.417 01/25/60 98,098
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 6,135,462
TOTAL STRUCTURED ASSETS
(Cost $15,700,595) 15,092,626
TOTAL LONG-TERM INVESTMENTS
(Cost $76,408,625) 76,376,432
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.9%
TREASURY DEBT - 1.9%
1,425,000 United States Treasury Bill 0.000 10/01/24 1,425,000
TOTAL TREASURY DEBT 1,425,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,425,000) 1,425,000

See Notes to Financial Statements
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
255,187 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5.020% (h) $ 255,187
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $255,187) 255,187
TOTAL INVESTMENTS - 101.3%
(Cost $78,088,812) 78,056,619
OTHER ASSETS & LIABILITIES, NET - (1.3)% (1,028,239)
NET ASSETS - 100.0% $ 77,028,380
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Perpetual security
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $27,054,903 or 34.7% of Total Investments.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $249,888.
(e)
In default
(f)
When-issued or delayed delivery security.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Short Term Bond
Portfolio of Investments September 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 1.0%
CAPITAL GOODS - 0.1%
$ 1,466,099 (a) Core & Main LP, (TSFR1M + 2.000%) 6.855% 07/27/28 $ 1,467,323
TOTAL CAPITAL GOODS 1,467,323
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
666,894 (a) American Builders & Contractors Supply Co, Inc, (TSFR1M + 1.750%) 6.595 01/31/31 668,144
1,758,142 (a) Avis Budget Car Rental LLC, (TSFR1M + 1.750%) 6.710 08/06/27 1,752,868
729,276 (a) Avis Budget Car Rental LLC, (TSFR1M + 3.000%) 7.945 03/16/29 730,647
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,151,659
CONSUMER SERVICES - 0.3%
1,454,820 (a) 1011778 BC ULC, (TSFR1M + 1.750%) 6.595 09/20/30 1,442,614
1,943,891 (a) Hilton Worldwide Finance LLC, (TSFR1M + 1.750%) 6.605 11/08/30 1,945,670
784,170 (a) KFC Holding Co, (TSFR1M + 1.750%) 6.879 03/15/28 788,581
1,415,727 (a) Wyndham Hotels & Resorts, Inc, (TSFR1M + 1.750%) 6.595 05/24/30 1,416,831
TOTAL CONSUMER SERVICES 5,593,696
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
803,676 (a) US Foods, Inc, (TSFR1M + 2.000%) 6.845 11/22/28 806,039
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 806,039
FINANCIAL SERVICES - 0.0%
701,806 (a) Trans Union LLC, (TSFR1M + 2.000%) 6.845 12/01/28 702,245
TOTAL FINANCIAL SERVICES 702,245
MEDIA & ENTERTAINMENT - 0.1%
1,003,495 (a) CSC Holdings LLC, (TSFR1M + 4.500%) 9.597 01/18/28 977,334
674,453 (a) Outfront Media Capital LLC, (TSFR1M + 1.750%) 6.595 11/18/26 675,154
TOTAL MEDIA & ENTERTAINMENT 1,652,488
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
920,310 (a) Avantor Funding, Inc, (TSFR1M + 2.000%) 6.945 11/08/27 926,508
2,193,264 (a) Jazz Financing Lux Sarl, (TSFR1M + 2.250%) 7.095 05/05/28 2,193,461
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,119,969
SOFTWARE & SERVICES - 0.1%
1,298,333 (a) Gen Digital, Inc, (TSFR1M + 1.750%) 6.595 09/12/29 1,295,594
TOTAL SOFTWARE & SERVICES 1,295,594
UTILITIES - 0.1%
1,631,617 (a) Energizer Holdings, Inc, (TSFR1M + 2.000%) 6.920 12/22/27 1,635,696
TOTAL UTILITIES 1,635,696
TOTAL BANK LOAN OBLIGATIONS
(Cost $19,347,576) 19,424,709
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 33.2%
AUTOMOBILES & COMPONENTS - 2.7%
2,725,000 (b) Denso Corp 1.239 09/16/26 2,566,357
10,000,000 Ford Motor Credit Co LLC 6.950 06/10/26 10,294,244
3,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 3,185,459
2,200,000 (b) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,274,448
4,000,000 General Motors Financial Co, Inc 1.200 10/15/24 3,993,483
11,000,000 General Motors Financial Co, Inc 5.400 04/06/26 11,132,999
5,000,000 General Motors Financial Co, Inc 5.400 05/08/27 5,105,793
850,000 General Motors Financial Co, Inc 6.000 01/09/28 885,884
2,250,000 (b) Hyundai Capital Services, Inc 2.125 04/24/25 2,216,608
1,335,000 (b) Kia Corp 2.375 02/14/25 1,323,197
7,500,000 Toyota Motor Credit Corp 4.550 08/07/26 7,580,752
TOTAL AUTOMOBILES & COMPONENTS 50,559,224
BANKS - 12.6%
2,100,000 (b) Banco de Credito del Peru 2.700 01/11/25 2,082,636
3,650,000 (b) Banco del Estado de Chile 2.704 01/09/25 3,621,895
2,855,000 (b) Banco do Brasil S.A. 3.250 09/30/26 2,785,122
5,000,000 Banco Santander S.A. 3.496 03/24/25 4,969,382
4,000,000 (b) Bank Leumi Le-Israel BM 5.125 07/27/27 4,000,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 12.6% (continued)
$ 20,000,000 Bank of America Corp 3.384% 04/02/26 $ 19,840,168
10,000,000 Bank of America Corp 5.819 09/15/29 10,523,840
10,000,000 Bank of America NA 5.650 08/18/25 10,109,728
1,800,000 Barclays plc 4.837 09/10/28 1,815,141
5,000,000 Barclays plc 6.490 09/13/29 5,335,147
15,000,000 CitiBank NA 5.438 04/30/26 15,291,313
7,250,000 CitiBank NA 4.929 08/06/26 7,356,814
500,000 Citigroup, Inc 5.833 10/30/24 500,233
2,500,000 Citigroup, Inc 1.281 11/03/25 2,490,313
10,000,000 Citigroup, Inc 5.610 09/29/26 10,086,680
20,000,000 Goldman Sachs Bank USA 5.283 03/18/27 20,258,373
10,000,000 Goldman Sachs Bank USA 5.414 05/21/27 10,161,871
14,000,000 JPMorgan Chase & Co 4.080 04/26/26 13,930,289
10,000,000 JPMorgan Chase & Co 5.581 04/22/30 10,495,904
3,000,000 JPMorgan Chase & Co 4.995 07/22/30 3,084,677
10,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 10,224,851
5,000,000 Morgan Stanley Bank NA 5.882 10/30/26 5,180,160
8,400,000 Morgan Stanley Bank NA 5.504 05/26/28 8,664,784
5,000,000 Morgan Stanley Bank NA 4.968 07/14/28 5,101,460
4,275,000 (b),(c) NatWest Markets plc 5.416 05/17/27 4,387,735
10,000,000 Royal Bank of Canada 5.069 07/23/27 10,152,672
3,000,000 Toronto-Dominion Bank 3.766 06/06/25 2,983,418
3,000,000 (c) Toronto-Dominion Bank 4.980 04/05/27 3,061,056
4,000,000 (b) United Overseas Bank Ltd 1.250 04/14/26 3,831,535
21,900,000 Wells Fargo Bank NA 5.450 08/07/26 22,422,933
TOTAL BANKS 234,750,130
CAPITAL GOODS - 1.4%
10,000,000 Boeing Co 2.196 02/04/26 9,629,889
10,000,000 Caterpillar Financial Services Corp 4.350 05/15/26 10,058,319
5,000,000 John Deere Capital Corp 4.200 07/15/27 5,041,130
2,000,000 (b) Sisecam UK plc 8.250 05/02/29 2,066,000
TOTAL CAPITAL GOODS 26,795,338
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,700,000 O'Reilly Automotive, Inc 5.750 11/20/26 2,783,468
3,000,000 (b) Prosus NV 3.257 01/19/27 2,894,541
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,678,009
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
5,000,000 Kroger Co 4.600 08/15/27 5,042,986
3,900,000 Walmart, Inc 1.050 09/17/26 3,703,665
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,746,651
ENERGY - 2.6%
2,275,000 (b) 6297782 LLC 4.911 09/01/27 2,292,391
3,000,000 Canadian Natural Resources Ltd 2.050 07/15/25 2,935,328
2,000,000 Diamondback Energy, Inc 5.150 01/30/30 2,051,940
4,775,000 Enbridge, Inc 2.500 02/14/25 4,730,683
3,000,000 Energy Transfer LP 5.250 07/01/29 3,089,802
3,500,000 Enterprise Products Operating LLC 5.050 01/10/26 3,539,474
2,991,000 Hess Corp 4.300 04/01/27 2,990,288
2,425,000 Marathon Oil Corp 5.300 04/01/29 2,514,539
4,000,000 Marathon Petroleum Corp 4.700 05/01/25 3,994,916
139,000 Petroleos Mexicanos 2.378 04/15/25 136,646
1,000,000 Petroleos Mexicanos 4.500 01/23/26 967,504
1,000,000 Petroleos Mexicanos 5.350 02/12/28 934,509
1,973,684 Reliance Industries Ltd 2.444 01/15/26 1,941,846
2,000,000 (b) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,951,008
5,000,000 TransCanada PipeLines Ltd 1.000 10/12/24 4,991,773
10,000,000 Williams Cos, Inc 5.400 03/02/26 10,129,655
TOTAL ENERGY 49,192,302
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
3,000,000 American Tower Corp 5.250 07/15/28 3,089,414
1,450,000 AvalonBay Communities, Inc 3.500 11/15/24 1,446,758
3,000,000 Essex Portfolio LP 1.700 03/01/28 2,748,140
Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7% (continued)
$ 4,800,000 Kite Realty Group LP 4.000% 10/01/26 $ 4,734,563
3,000,000 (b) ProLogis Targeted US Logistics Fund LP 5.250 04/01/29 3,089,723
1,665,000 (b) SBA Tower Trust 2.836 01/15/25 1,653,041
13,365,000 (b) SBA Tower Trust 1.884 01/15/26 12,897,984
2,500,000 (b) SBA Tower Trust 1.631 11/15/26 2,340,736
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 32,000,359
FINANCIAL SERVICES - 1.3%
5,500,000 AerCap Ireland Capital DAC 6.100 01/15/27 5,695,023
3,000,000 American Express Co 5.532 04/25/30 3,144,494
1,500,000 (b) Banco BTG Pactual S.A. 2.750 01/11/26 1,454,298
2,500,000 (b) DAE Funding LLC 2.625 03/20/25 2,471,950
5,000,000 Morgan Stanley 1.164 10/21/25 4,989,847
1,675,000 Morgan Stanley 5.449 07/20/29 1,740,489
5,000,000 State Street Corp 5.272 08/03/26 5,105,921
TOTAL FINANCIAL SERVICES 24,602,022
FOOD, BEVERAGE & TOBACCO - 0.5%
3,000,000 (b) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,170,019
3,000,000 Constellation Brands, Inc 3.150 08/01/29 2,846,215
3,000,000 Philip Morris International, Inc 4.875 02/13/29 3,075,844
TOTAL FOOD, BEVERAGE & TOBACCO 9,092,078
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
3,750,000 CVS Health Corp 4.300 03/25/28 3,739,903
3,200,000 HCA, Inc 5.200 06/01/28 3,283,598
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,023,501
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
5,000,000 Haleon UK Capital plc 3.125 03/24/25 4,955,639
5,000,000 Unilever Capital Corp 4.250 08/12/27 5,050,105
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,005,744
INSURANCE - 0.1%
2,500,000 (b) Principal Life Global Funding II 0.875 01/12/26 2,391,723
TOTAL INSURANCE 2,391,723
MATERIALS - 0.9%
3,401,000 Amcor Finance USA, Inc 3.625 04/28/26 3,354,065
2,200,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,072,565
1,200,000 (b) Freeport Indonesia PT 4.763 04/14/27 1,203,904
2,000,000 (b) Kraton Corp 5.000 07/15/27 2,038,469
2,325,000 (b) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 2,201,192
1,000,000 (b) POSCO 4.375 08/04/25 996,564
4,200,000 (b) POSCO 5.750 01/17/28 4,364,168
TOTAL MATERIALS 16,230,927
MEDIA & ENTERTAINMENT - 1.5%
2,000,000 (b) CCO Holdings LLC 5.125 05/01/27 1,968,432
10,000,000 Charter Communications Operating LLC 6.150 11/10/26 10,278,013
10,000,000 Comcast Corp 3.150 03/01/26 9,861,785
6,875,000 Warnermedia Holdings, Inc 3.638 03/15/25 6,826,747
TOTAL MEDIA & ENTERTAINMENT 28,934,977
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
4,600,000 Amgen, Inc 5.150 03/02/28 4,736,669
3,000,000 AstraZeneca Finance LLC 4.800 02/26/27 3,058,646
8,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 8,118,668
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 1,030,275
3,000,000 Zoetis, Inc 5.400 11/14/25 3,028,303
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,972,561
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
1,800,000 Broadcom, Inc 4.150 02/15/28 1,798,107
5,800,000 Broadcom, Inc 5.050 07/12/29 5,974,480
3,000,000 (b) SK Hynix, Inc 1.500 01/19/26 2,881,709
3,000,000 (b) SK Hynix, Inc 6.375 01/17/28 3,152,633
1,075,000 TSMC Arizona Corp 1.750 10/25/26 1,021,929
1,325,000 TSMC Arizona Corp 3.875 04/22/27 1,317,261

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0% (continued)
$ 3,000,000 (b),(c) TSMC Global Ltd 0.750% 09/28/25 $ 2,886,795
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,032,914
SOFTWARE & SERVICES - 0.5%
5,000,000 Adobe, Inc 1.900 02/01/25 4,950,950
925,000 (b) Gen Digital, Inc 6.750 09/30/27 950,414
3,100,000 Oracle Corp 5.800 11/10/25 3,148,342
TOTAL SOFTWARE & SERVICES 9,049,706
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,000,000 Amphenol Corp 5.050 04/05/29 3,095,643
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,095,643
TELECOMMUNICATION SERVICES - 1.0%
5,500,000 AT&T, Inc 1.700 03/25/26 5,294,126
8,000,000 T-Mobile USA, Inc 3.750 04/15/27 7,903,862
5,500,000 Verizon Communications, Inc 2.100 03/22/28 5,131,690
TOTAL TELECOMMUNICATION SERVICES 18,329,678
TRANSPORTATION - 0.5%
5,000,000 Canadian Pacific Railway Co 1.350 12/02/24 4,967,801
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 2,021,026
2,000,000 (b) Transnet SOC Ltd 8.250 02/06/28 2,073,160
TOTAL TRANSPORTATION 9,061,987
UTILITIES - 1.9%
3,400,000 (b) Comision Federal de Electricidad 5.700 01/24/30 3,407,480
1,481,510 Consumers 2023 Securitization Funding LLC 5.550 03/01/27 1,497,497
3,000,000 Dominion Energy, Inc 3.300 03/15/25 2,974,948
5,000,000 Florida Power & Light Co 4.400 05/15/28 5,059,636
1,575,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 1,609,797
3,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 3,075,838
9,300,000 Virginia Power Fuel Securitization LLC 5.088 05/01/27 9,426,881
5,000,000 WEC Energy Group, Inc 4.750 01/09/26 5,021,295
3,300,000 WEC Energy Group, Inc 5.600 09/12/26 3,383,450
TOTAL UTILITIES 35,456,822
TOTAL CORPORATE BONDS
(Cost $612,936,368) 620,002,296
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 44.3%
AGENCY SECURITIES - 1.3%
20,036,250 Federal Home Loan Bank (FHLB) 1.000 03/23/26 19,204,189
1,265,000 Montefiore Medical Center 2.152 10/20/26 1,228,488
1,578,947 Reliance Industries Ltd 1.870 01/15/26 1,547,350
1,500,000 Reliance Industries Ltd 2.060 01/15/26 1,471,082
TOTAL AGENCY SECURITIES 23,451,109
FOREIGN GOVERNMENT BONDS - 2.5%
2,500,000 Brazilian Government International Bond 2.875 06/06/25 2,459,604
6,250,000 (b) Central American Bank for Economic Integration 5.000 02/09/26 6,300,509
1,000,000 (b) Hungary Government International Bond 6.125 05/22/28 1,042,500
2,800,000 (b) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,670,351
300,000 (b) Magyar Export-Import Bank Zrt 6.125 12/04/27 308,268
4,350,000 Mexico Government International Bond 3.750 01/11/28 4,235,129
4,300,000 (b) Morocco Government International Bond 2.375 12/15/27 3,985,876
3,575,000 (b) OPEC Fund for International Development 4.500 01/26/26 3,585,365
4,250,000 Peruvian Government International Bond 4.125 08/25/27 4,216,285
900,000 Philippine Government International Bond 2.457 05/05/30 816,876
4,000,000 (b) Qatar Government International Bond 4.000 03/14/29 4,005,224
6,800,000 Republic of Italy Government International Bond 2.375 10/17/24 6,791,296
1,000,000 (b) Romanian Government International Bond 6.625 02/17/28 1,045,070
5,200,000 (b) Saudi Government International Bond 3.250 10/26/26 5,108,558
TOTAL FOREIGN GOVERNMENT BONDS 46,570,911
MORTGAGE BACKED - 4.6%
2,859,300 (a),(b) Chase Mortgage Trust 3.750 12/25/45 2,674,607
10,220 Citicorp Mortgage Securities Trust 5.500 02/25/26 10,121
Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,094,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.380% 03/25/42 $ 10,526,619
6,120,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9.913 06/25/42 6,623,665
7,277,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 8.630 01/25/43 7,681,637
8,380,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8.813 05/25/43 8,968,847
1,030,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 8.363 06/25/43 1,081,672
9,198 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5.940 07/25/34 9,121
5,775,637 Government National Mortgage Association (GNMA) 2.000 05/15/31 5,302,866
16,066,143 GNMA 1.730 07/15/37 14,034,690
50,035 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5.629 03/25/35 46,359
247,484 (a),(b) New Residential Mortgage Loan Trust 3.750 11/25/54 236,360
405,346 (a),(b) New Residential Mortgage Loan Trust 3.750 03/25/56 389,378
687,819 (a),(b) New Residential Mortgage Loan Trust 4.000 12/25/57 672,095
248,440 (a) Structured Adjustable Rate Mortgage Loan Trust, (TSFR1M + 0.484%) 5.339 07/25/34 247,502
460,000 (a),(b) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 2.900%) 8.180 04/25/42 476,337
20,000,000 (a),(b) STACR, (SOFR30A + 3.350%) 8.630 05/25/42 20,987,716
235,357 (a),(b) STACR, (SOFR30A + 4.500%) 9.780 06/25/42 252,698
1,055,000 (a),(b) STACR, (SOFR30A + 4.000%) 9.280 07/25/42 1,123,595
3,830,000 (a),(b) STACR, (SOFR30A + 3.250%) 8.513 04/25/43 4,029,310
TOTAL MORTGAGE BACKED 85,375,195
U.S. TREASURY SECURITIES - 35.9%
108,000,000 United States Treasury Note 0.375 04/30/25 105,577,593
12,328,000 United States Treasury Note 3.000 09/30/25 12,209,921
80,000,000 United States Treasury Note 3.000 10/31/25 79,212,500
20,000,000 United States Treasury Note 2.875 11/30/25 19,771,094
83,091,000 United States Treasury Note 3.625 05/15/26 82,957,925
186,169,000 United States Treasury Note 1.500 08/15/26 178,911,317
66,530,000 United States Treasury Note 3.500 09/30/26 66,345,483
15,000,000 United States Treasury Note 0.500 06/30/27 13,800,000
9,107,000 United States Treasury Note 3.375 09/15/27 9,060,753
49,000,000 United States Treasury Note 0.625 11/30/27 44,702,930
15,686,000 United States Treasury Note 3.625 03/31/28 15,717,862
7,000,000 United States Treasury Note 1.250 09/30/28 6,396,797
11,000,000 United States Treasury Note 1.375 10/31/28 10,084,336
25,751,000 United States Treasury Note 3.500 09/30/29 25,674,552
TOTAL U.S. TREASURY SECURITIES 670,423,063
TOTAL GOVERNMENT BONDS
(Cost $822,925,245) 825,820,278
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 19.3%
ASSET BACKED - 9.6%
52,749 Aames Mortgage Trust (Step Bond) 7.396 06/25/32 52,010
Series - 2002 1 (Class A3)
4,355,250 (b) Alterna Funding III LLC 6.260 05/16/39 4,434,037
Series - 2024 1A (Class A)
55,677 (b) Asset Backed Funding Corp NIM Trust 5.900 07/26/35 1
Series - 2005 WMC1 (Class N1)
538,552 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%) 6.861 03/15/32 552,544
Series - 2002 HE1 (Class M1)
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC 5.360 06/20/30 9,249,830
Series - 2024 1A (Class A)
1,906,933 (b) Capital Automotive REIT 1.440 08/15/51 1,789,815
Series - 2021 1A (Class A1)
2,096,934 (b) Capital Automotive REIT 1.920 08/15/51 1,968,409
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0.740 10/15/26 8,427,630
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1.000 03/15/27 6,752,705
Series - 2021 3 (Class B)
671 Centex Home Equity 5.540 01/25/32 681
Series - 2002 A (Class AF6)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 38,942 (a) Centex Home Equity, (TSFR1M + 0.759%) 5.614% 03/25/34 $ 38,757
Series - 2004 B (Class M1)
9,579,164 (b) CF Hippolyta LLC 1.690 07/15/60 9,268,931
Series - 2020 1 (Class A1)
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates 5.700 02/26/35 112,976
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0.900 01/16/29 2,439,947
Series - 2021 B (Class B)
6,613,000 (b) DB Master Finance LLC 2.045 11/20/51 6,266,905
Series - 2021 1A (Class A2I)
10,697,500 (b) Domino's Pizza Master Issuer LLC 2.662 04/25/51 9,855,439
Series - 2021 1A (Class A2I)
1,493,862 (b) FNA VI LLC 1.350 01/10/32 1,399,328
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0.700 10/15/26 4,413,531
Series - 2021 A (Class B)
1,500,000 (b) Ford Credit Auto Owner Trust 1.610 10/17/33 1,431,894
Series - 2021 1 (Class B)
18,050,000 GM Financial Automobile Leasing Trust 5.390 07/20/27 18,380,310
Series - 2024 2 (Class A3)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0.750 05/17/27 3,318,526
Series - 2021 1 (Class B)
2,500,000 (a),(b) Gracie Point International Funding LLC 7.068 03/01/28 2,508,368
Series - 2024 1A (Class A)
1,115,000 (a),(b) Gracie Point International Funding LLC 7.468 03/01/28 1,118,711
Series - 2024 1A (Class B)
5,814,658 (b) Hilton Grand Vacations Trust 5.500 03/25/38 5,979,045
Series - 2024 2A (Class A)
265,622 IMC Home Equity Loan Trust (Step Bond) 5.432 08/20/29 263,942
Series - 1998 3 (Class A7)
6,100,000 (a),(b) MSCG Trust 3.577 06/07/35 5,635,516
Series - 2015 ALDR (Class C)
11,322,444 (b) MVW LLC 5.320 02/20/43 11,557,600
Series - 2024 1A (Class A)
1,903,191 (b) Navient Private Education Refi Loan Trust 0.840 05/15/69 1,729,308
Series - 2021 A (Class A)
643,451 (b) Oportun Funding XIV LLC 1.210 03/08/28 629,155
Series - 2021 A (Class A)
1,528,302 (b) Oportun Issuance Trust 1.960 05/08/31 1,487,277
Series - 2021 B (Class B)
300,853 (a) Park Place Securities, Inc, (TSFR1M + 1.359%) 6.214 01/25/36 298,031
Series - 2005 WCH1 (Class M4)
8,425,000 (b) PFS Financing Corp 4.950 02/15/29 8,562,079
9,630,000 (b) PFS Financing Corp 5.340 04/15/29 9,882,613
Series - 2024 D (Class A)
5,500,000 (b) Santander Consumer Auto Receivables Trust 0.710 08/17/26 5,433,613
Series - 2021 AA (Class B)
5,050,000 (b) SCCU Auto Receivables Trust 5.110 06/15/29 5,122,090
Series - 2024 1A (Class A3)
5,679,820 SCE Recovery Funding LLC 0.861 11/15/31 5,056,623
Series - 2021 A-1 (Class A)
2,357,400 (b) ServiceMaster Funding LLC 2.841 10/30/51 2,177,051
Series - 2020 1 (Class A2I)
5,563,125 (b) SERVPRO Master Issuer LLC 2.394 04/25/51 5,067,861
Series - 2021 1A (Class A2)
824,785 (b) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 795,665
Series - 2021 1A (Class A)
12,615,300 (b) Taco Bell Funding LLC 1.946 08/25/51 11,822,623
Series - 2021 1A (Class A2I)
Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,619,056 (b) Wendy's Funding LLC 2.370% 06/15/51 $ 5,058,029
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 180,339,406
OTHER MORTGAGE BACKED - 9.7%
1,185,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%) 7.012 07/15/41 1,188,571
Series - 2024 IND (Class A)
2,500,000 (a),(b) Ashford Hospitality Trust, (LIBOR 1 M + 3.047%) 2.860 06/15/35 2,458,180
Series - 2018 KEYS (Class D)
4,119,000 (a),(b) Barclays Commercial Mortgage Securities LLC, (TSFR1M + 1.297%) 6.394 07/15/37 4,083,553
Series - 2018 CBM (Class A)
3,500,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.112%) 6.209 10/15/38 3,467,713
Series - 2021 XL2 (Class B)
5,915,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%) 6.409 10/15/38 5,846,543
Series - 2021 XL2 (Class C)
1,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.840%) 6.937 01/17/39 981,722
Series - 2022 AHP (Class B)
3,000,000 (b) COMM Mortgage Trust 3.376 01/10/39 2,708,100
Series - 2022 HC (Class C)
1,684,219 (b) COMM Mortgage Trust 3.397 03/10/46 1,617,240
Series - 2013 CR6 (Class B)
4,621,993 COMM Mortgage Trust 4.377 05/10/47 4,515,254
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4.012 06/10/47 2,358,487
Series - 2014 UBS3 (Class AM)
1,012,000 (a) COMM Mortgage Trust 4.408 05/10/48 940,695
Series - 2015 CR23 (Class C)
4,115,000 (a) COMM Mortgage Trust 4.458 07/10/48 4,038,935
Series - 2015 LC21 (Class B)
3,000,000 (a) COMM Mortgage Trust 3.463 08/10/48 2,635,167
Series - 2015 CR24 (Class D)
4,170,000 (a) COMM Mortgage Trust 4.667 08/10/48 4,079,743
Series - 2015 CR25 (Class B)
2,500,000 (a) COMM Mortgage Trust 4.612 10/10/48 2,425,373
Series - 2015 CR26 (Class B)
165,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 9.130 05/25/42 175,495
Series - 2022 R06 (Class 1M2)
1,013,816 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8.880 07/25/42 1,072,128
Series - 2022 R08 (Class 1M2)
8,295,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 10.013 09/25/42 9,062,856
Series - 2022 R09 (Class 2M2)
12,515,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 9.013 12/25/42 13,433,687
Series - 2023 R01 (Class 1M2)
1,400,000 (b) Credit Suisse Commercial Mortgage Trust 2.816 08/15/37 1,350,697
Series - 2020 NET (Class B)
2,523,039 (b) Credit Suisse Commercial Mortgage Trust 3.304 09/15/37 2,255,605
Series - 2014 USA (Class A1)
1,600,417 (b) CSMC Trust 2.414 05/25/65 1,504,313
Series - 2020 NQM1 (Class A2)
5,000,000 (a),(b) DBSG Mortgage Trust 6.595 06/10/37 5,110,534
Series - 2024 ALTA (Class B)
2,598,000 (a),(b) GS Mortgage Securities Corp II 4.688 02/10/46 2,364,755
Series - 2013 GC10 (Class D)
1,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%) 7.261 11/15/36 982,746
Series - 2021 ARDN (Class C)
1,750,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%) 7.961 11/15/36 1,733,783
Series - 2021 ARDN (Class D)
2,748,231 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 2,402,551
Series - 2020 PJ5 (Class A4)
2,362,242 (a),(b) JP Morgan Chase Commercial Mortgage Securities Corp, (TSFR1M + 1.164%) 6.261 04/15/38 2,358,211
Series - 2021 MHC (Class A)
791,240 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 5.013 02/15/46 743,081
Series - 2011 C3 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,300,000 JP Morgan Chase Commercial Mortgage Securities Trust 2.870% 08/15/49 $ 2,214,137
Series - 2016 JP3 (Class A5)
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust 4.714 09/15/47 4,653,349
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 1,508,904
Series - 2015 C31 (Class AS)
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 1,027,043
Series - 2015 C31 (Class B)
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 3,935,659
Series - 2015 C31 (Class C)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3.904 03/15/50 1,726,434
Series - 2017 JP5 (Class C)
1,523,657 (a),(b) MCR MORTGAGE TRUST, (TSFR1M + 1.758%) 6.855 02/15/37 1,518,359
Series - 2024 HTL (Class A)
3,355,507 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 0.915%) 6.012 04/15/38 3,342,313
Series - 2021 MHC (Class A)
4,194,383 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 1.215%) 6.536 04/15/38 4,173,229
Series - 2021 MHC (Class B)
1,258,315 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 1.715%) 7.040 04/15/38 1,251,421
Series - 2021 MHC (Class D)
1,744,454 (b) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 1,717,289
Series - 2014 C19 (Class LNC1)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 4,937,000
Series - 2014 C19 (Class B)
2,565,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 2,536,251
Series - 2015 MS1 (Class A4)
2,500,000 (b) MRCD Mortgage Trust 2.718 12/15/36 1,714,250
Series - 2019 PARK (Class D)
2,500,000 (b) MRCD Mortgage Trust 2.718 12/15/36 1,589,250
Series - 2019 PARK (Class E)
3,900,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%) 6.497 03/15/39 3,876,947
Series - 2022 LPFL (Class A)
6,000,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.896%) 6.996 03/15/39 5,966,136
Series - 2022 LPFL (Class B)
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5.915 07/15/36 7,283,344
Series - 2019 MILE (Class A)
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%) 7.376 07/15/36 5,925,571
Series - 2019 MILE (Class C)
351,744 (b) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 335,349
Series - 2020 2PAC (Class A)
1,300,000 (a),(b) ONNI Commerical Mortgage Trust 5.753 07/15/39 1,331,556
Series - 2024 APT (Class A)
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%) 7.211 07/15/38 1,597,955
Series - 2021 MF (Class D)
2,000,000 (b) RBS Commercial Funding, Inc Trust 3.511 03/11/31 1,824,625
Series - 2013 SMV (Class B)
2,275,000 (a),(b) RLGH Trust, (LIBOR 1 M + 1.828%) 1.821 04/15/36 2,243,734
Series - 2021 TROT (Class D)
7,886,000 (a),(b) RLGH Trust, (TSFR1M + 1.279%) 6.376 04/15/36 7,815,005
Series - 2021 TROT (Class B)
3,662,709 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%) 7.497 02/15/39 3,576,997
Series - 2022 IND (Class B)
2,031,679 (b) Verus Securitization Trust 3.417 01/25/60 1,987,889
Series - 2020 1 (Class A1)
6,902,316 (a),(b) Verus Securitization Trust 2.240 10/25/66 5,975,514
Series - 2021 7 (Class A3)
3,000,000 (a) WFRBS Commercial Mortgage Trust 4.142 03/15/45 2,687,408
Series - 2013 C11 (Class C)
Short Term Bond

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (a) WFRBS Commercial Mortgage Trust 4.204% 11/15/47 $ 2,425,622
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 180,594,258
TOTAL STRUCTURED ASSETS
(Cost $372,763,012) 360,933,664
TOTAL LONG-TERM INVESTMENTS
(Cost $1,827,972,201) 1,826,180,947
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.9%
12,922,000 Federal Home Loan Bank (FHLB) 0.000 10/01/24 12,920,331
3,463,000 FHLB 0.000 10/23/24 3,452,712
TOTAL GOVERNMENT AGENCY DEBT 16,373,043
TREASURY DEBT - 0.9%
6,250,000 United States Treasury Bill 0.000 10/15/24 6,238,545
5,000,000 United States Treasury Bill 0.000 10/29/24 4,981,566
5,000,000 United States Treasury Bill 0.000 11/26/24 4,963,610
TOTAL TREASURY DEBT 16,183,721
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,558,073) 32,556,764
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,114,578 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5.020 (e) 2,114,578
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,114,578) 2,114,578
TOTAL INVESTMENTS - 99.7%
(Cost $1,862,644,852) 1,860,852,289
OTHER ASSETS & LIABILITIES, NET - 0.3% 5,979,698
NET ASSETS - 100.0% $ 1,866,831,987
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $453,865,139 or 24.4% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,016,999.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 591 12/31/24  $ 122,722,332 $ 123,071,133 $ 348,801
Portfolio of Investments September 30, 2024
Short Term Bond Index

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
CORPORATE BONDS - 25 .8%
AUTOMOBILES & COMPONENTS - 1.1%
$ 500,000 American Honda Finance Corp 5 .800% 10/03/25 $ 507,290
500,000 American Honda Finance Corp 4 .950 01/09/26 504,543
500,000 American Honda Finance Corp 4 .750 01/12/26 503,740
300,000 American Honda Finance Corp 5 .250 07/07/26 305,720
500,000 American Honda Finance Corp 4 .400 10/05/26 503,292
1,000,000 American Honda Finance Corp 4 .900 03/12/27 1,019,746
750,000 American Honda Finance Corp 4 .900 07/09/27 766,469
400,000 BorgWarner, Inc 2 .650 07/01/27 384,341
1,500,000 Ford Motor Credit Co LLC 3 .375 11/13/25 1,471,360
1,500,000 Ford Motor Credit Co LLC 6 .950 03/06/26 1,535,179
1,500,000 Ford Motor Credit Co LLC 2 .700 08/10/26 1,441,086
750,000 Ford Motor Credit Co LLC 5 .125 11/05/26 753,607
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,018,275
750,000 Ford Motor Credit Co LLC 5 .850 05/17/27 763,536
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 194,801
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,012,276
700,000 General Motors Financial Co, Inc 5 .400 04/06/26 708,463
1,500,000 General Motors Financial Co, Inc 1 .500 06/10/26 1,426,809
300,000 General Motors Financial Co, Inc 5 .000 04/09/27 303,316
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,021,159
1,000,000 General Motors Financial Co, Inc 5 .350 07/15/27 1,023,030
1,000,000 Honeywell International, Inc 4 .650 07/30/27 1,020,083
300,000 Magna International, Inc 4 .150 10/01/25 299,019
500,000 Toyota Motor Corp 5 .275 07/13/26 510,929
300,000 Toyota Motor Credit Corp 5 .600 09/11/25 303,820
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 506,801
500,000 Toyota Motor Credit Corp 4 .800 01/05/26 504,655
500,000 Toyota Motor Credit Corp 5 .200 05/15/26 509,485
1,000,000 Toyota Motor Credit Corp 4 .450 05/18/26 1,007,209
250,000 Toyota Motor Credit Corp 4 .550 08/07/26 252,692
300,000 Toyota Motor Credit Corp 5 .000 08/14/26 305,438
350,000 Toyota Motor Credit Corp 5 .400 11/20/26 360,061
1,250,000 Toyota Motor Credit Corp 5 .000 03/19/27 1,281,018
TOTAL AUTOMOBILES & COMPONENTS 24,029,248
BANKS - 7.9%
3,000,000 Asian Development Bank 3 .125 08/20/27 2,959,527
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,011,412
500,000 Australia & New Zealand Banking Group Ltd 5 .000 03/18/26 506,334
500,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 508,320
750,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 769,640
500,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 499,167
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 605,414
600,000 Banco Santander S.A. 5 .179 11/19/25 600,798
400,000 Banco Santander S.A. 6 .527 11/07/27 417,349
1,000,000 Banco Santander S.A. 5 .552 03/14/28 1,021,727
800,000 Banco Santander S.A. 4 .175 03/24/28 792,358
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,432,956
1,000,000 Bank of ,NV Scotia 5 .400 06/04/27 1,031,181
500,000 Bank of ,NV Scotia 4 .404 09/08/28 501,711
1,250,000 Bank of America Corp 1 .197 10/24/26 1,206,293
1,855,000 Bank of America Corp 5 .080 01/20/27 1,870,079
1,000,000 Bank of America Corp 1 .658 03/11/27 961,218
1,500,000 Bank of America Corp 3 .559 04/23/27 1,481,310
1,500,000 Bank of America Corp 1 .734 07/22/27 1,432,033
1,000,000 Bank of America Corp 5 .933 09/15/27 1,029,703
1,250,000 Bank of America Corp 3 .824 01/20/28 1,236,475
750,000 Bank of America Corp 2 .551 02/04/28 720,588
750,000 Bank of America Corp 3 .705 04/24/28 739,141
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 1,500,000 Bank of America Corp 4 .376% 04/27/28 $ 1,502,376
1,250,000 Bank of America Corp 4 .948 07/22/28 1,271,969
1,500,000 Bank of America NA 5 .526 08/18/26 1,540,117
500,000 Bank of Montreal 5 .300 06/05/26 509,176
1,000,000 Bank of Montreal 1 .250 09/15/26 946,724
500,000 Bank of Montreal 5 .266 12/11/26 511,851
500,000 Bank of Montreal 2 .650 03/08/27 483,510
750,000 (a) Bank of Montreal 5 .370 06/04/27 775,690
500,000 Bank of Montreal 4 .567 09/10/27 503,737
1,000,000 Bank of Nova Scotia 4 .750 02/02/26 1,006,598
300,000 Bank of Nova Scotia 2 .700 08/03/26 292,396
500,000 Bank of Nova Scotia 1 .300 09/15/26 473,636
1,000,000 Bank of Nova Scotia 5 .350 12/07/26 1,025,349
500,000 Barclays plc 5 .200 05/12/26 503,120
500,000 Barclays plc 7 .325 11/02/26 513,053
1,200,000 Barclays plc 5 .829 05/09/27 1,222,820
1,250,000 Barclays plc 6 .496 09/13/27 1,294,775
1,000,000 Barclays plc 5 .674 03/12/28 1,027,395
275,000 Barclays plc 4 .837 09/10/28 277,313
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 774,899
750,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 736,569
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,027,452
500,000 Canadian Imperial Bank of Commerce 4 .508 09/11/27 502,586
1,000,000 CitiBank NA 5 .438 04/30/26 1,019,421
350,000 CitiBank NA 4 .929 08/06/26 355,157
2,500,000 CitiBank NA 5 .488 12/04/26 2,572,129
1,000,000 Citigroup, Inc 4 .600 03/09/26 1,002,658
1,000,000 Citigroup, Inc 5 .610 09/29/26 1,008,668
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,913,402
1,500,000 Citigroup, Inc 1 .462 06/09/27 1,429,098
1,000,000 Citigroup, Inc 4 .450 09/29/27 1,001,393
1,500,000 Citigroup, Inc 3 .070 02/24/28 1,457,858
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,473,281
500,000 Citizens Bank NA 3 .750 02/18/26 493,225
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,018,533
250,000 Cooperatieve Rabobank UA 4 .333 08/28/26 251,592
750,000 Cooperatieve Rabobank UA 5 .500 10/05/26 771,254
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,534,899
500,000 Credit Suisse AG. 1 .250 08/07/26 474,563
750,000 Credit Suisse AG. 5 .000 07/09/27 766,449
750,000 Deutsche Bank AG. 1 .686 03/19/26 722,491
500,000 Deutsche Bank AG. 2 .129 11/24/26 484,192
650,000 Deutsche Bank AG. 7 .146 07/13/27 676,579
1,000,000 Deutsche Bank AG. 5 .706 02/08/28 1,021,627
500,000 Fifth Third Bank NA 5 .852 10/27/25 500,168
500,000 Fifth Third Bank NA 3 .850 03/15/26 494,671
500,000 Fifth Third Bank NA 2 .250 02/01/27 477,580
750,000 FNB Corp 5 .150 08/25/25 749,705
1,500,000 Goldman Sachs Bank USA 5 .283 03/18/27 1,519,378
1,000,000 Goldman Sachs Bank USA 5 .414 05/21/27 1,016,187
250,000 HSBC Holdings plc 4 .180 12/09/25 249,371
500,000 HSBC Holdings plc 1 .645 04/18/26 490,757
1,000,000 HSBC Holdings plc 7 .336 11/03/26 1,028,293
1,100,000 HSBC Holdings plc 5 .887 08/14/27 1,129,852
750,000 HSBC Holdings plc 4 .041 03/13/28 742,280
1,500,000 HSBC Holdings plc 5 .597 05/17/28 1,542,099
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,208,603
1,500,000 HSBC USA, Inc 5 .294 03/04/27 1,537,549
500,000 Huntington National Bank 5 .699 11/18/25 500,036
500,000 ING Groep NV 3 .950 03/29/27 496,033
250,000 ING Groep NV 1 .726 04/01/27 239,921
450,000 ING Groep NV 6 .083 09/11/27 463,837

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 500,000 ING Groep NV 4 .017% 03/28/28 $ 496,341
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 960,932
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 994,280
1,000,000 JPMorgan Chase & Co 1 .040 02/04/27 956,051
2,860,000 JPMorgan Chase & Co 1 .578 04/22/27 2,739,792
750,000 JPMorgan Chase & Co 1 .470 09/22/27 710,389
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,072,803
3,000,000 JPMorgan Chase & Co 5 .040 01/23/28 3,050,179
2,700,000 JPMorgan Chase & Co 5 .571 04/22/28 2,783,887
500,000 JPMorgan Chase & Co 4 .323 04/26/28 500,998
750,000 JPMorgan Chase & Co 2 .182 06/01/28 711,190
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,529,253
1,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 1,022,485
1,000,000 KeyBank NA 4 .700 01/26/26 1,001,283
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,976,981
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,397,988
1,000,000 Kreditanstalt fuer Wiederaufbau 5 .000 03/16/26 1,016,600
1,905,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 1,898,936
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,523,755
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,418,811
650,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 660,166
250,000 Lloyds Banking Group plc 4 .650 03/24/26 249,504
800,000 Lloyds Banking Group plc 1 .627 05/11/27 764,402
750,000 Lloyds Banking Group plc 5 .985 08/07/27 769,802
800,000 Lloyds Banking Group plc 5 .462 01/05/28 817,925
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 999,199
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 298,168
750,000 Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 745,641
500,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 475,988
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 711,216
500,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 478,470
500,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 497,263
750,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 765,299
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,029,841
500,000 Mizuho Financial Group, Inc 3 .663 02/28/27 493,062
200,000 Mizuho Financial Group, Inc 1 .234 05/22/27 190,011
300,000 Mizuho Financial Group, Inc 1 .554 07/09/27 285,411
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,030,951
1,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 1,036,032
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,522,622
850,000 Morgan Stanley Bank NA 5 .504 05/26/28 876,794
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,020,292
250,000 National Australia Bank Ltd 4 .750 12/10/25 251,716
500,000 National Australia Bank Ltd 4 .966 01/12/26 505,377
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,027,708
500,000 National Bank of Canada 5 .600 07/02/27 510,182
500,000 NatWest Group plc 7 .472 11/10/26 514,723
1,000,000 NatWest Group plc 5 .847 03/02/27 1,017,756
1,000,000 NatWest Group plc 5 .583 03/01/28 1,025,791
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 1,003,623
500,000 PNC Financial Services Group, Inc 5 .102 07/23/27 507,174
500,000 PNC Financial Services Group, Inc 6 .615 10/20/27 522,536
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,023,339
250,000 Royal Bank of Canada 4 .875 01/12/26 252,402
500,000 Royal Bank of Canada 0 .875 01/20/26 479,745
300,000 Royal Bank of Canada 1 .200 04/27/26 287,078
750,000 Royal Bank of Canada 5 .200 07/20/26 765,813
400,000 Royal Bank of Canada 1 .400 11/02/26 379,143
1,250,000 Royal Bank of Canada 4 .875 01/19/27 1,273,360
1,000,000 Royal Bank of Canada 5 .069 07/23/27 1,015,267
500,000 Royal Bank of Canada 4 .240 08/03/27 503,072
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 427,341
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 150,000 Santander Holdings USA, Inc 3 .244% 10/05/26 $ 145,936
500,000 Santander Holdings USA, Inc 6 .124 05/31/27 510,739
500,000 Santander Holdings USA, Inc 2 .490 01/06/28 473,941
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 765,689
300,000 Santander UK Group Holdings plc 1 .673 06/14/27 285,363
500,000 Santander UK Group Holdings plc 2 .469 01/11/28 476,302
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 478,961
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,521,235
500,000 Sumitomo Mitsui Financial Group, Inc 5 .880 07/13/26 514,096
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 1,421,643
500,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 492,221
500,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 477,730
500,000 Synovus Financial Corp 5 .200 08/11/25 500,211
500,000 Toronto-Dominion Bank 5 .103 01/09/26 505,430
500,000 Toronto-Dominion Bank 5 .532 07/17/26 512,825
1,050,000 Toronto-Dominion Bank 1 .250 09/10/26 996,189
775,000 Toronto-Dominion Bank 5 .264 12/11/26 794,267
1,000,000 (a) Toronto-Dominion Bank 4 .980 04/05/27 1,020,352
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 1,015,868
300,000 Toronto-Dominion Bank 3 .625 09/15/31 294,387
500,000 Truist Bank 3 .300 05/15/26 490,947
1,000,000 Truist Bank 4 .632 09/17/29 994,568
750,000 Truist Financial Corp 5 .900 10/28/26 759,642
500,000 Truist Financial Corp 1 .267 03/02/27 476,783
750,000 Truist Financial Corp 6 .047 06/08/27 769,606
500,000 Truist Financial Corp 4 .123 06/06/28 496,398
400,000 US Bancorp 2 .375 07/22/26 389,156
1,200,000 US Bancorp 5 .727 10/21/26 1,214,893
1,500,000 US Bancorp 6 .787 10/26/27 1,575,263
700,000 US Bancorp 4 .548 07/22/28 705,520
1,670,000 Wells Fargo & Co 3 .000 04/22/26 1,640,619
1,000,000 Wells Fargo & Co 3 .000 10/23/26 977,358
1,300,000 Wells Fargo & Co 3 .196 06/17/27 1,274,996
1,000,000 Wells Fargo & Co 3 .526 03/24/28 981,064
1,500,000 Wells Fargo & Co 5 .707 04/22/28 1,548,885
2,750,000 Wells Fargo & Co 3 .584 05/22/28 2,696,673
1,000,000 Wells Fargo & Co 2 .393 06/02/28 950,817
2,000,000 Wells Fargo Bank NA 4 .811 01/15/26 2,015,212
700,000 Wells Fargo Bank NA 5 .450 08/07/26 716,715
1,000,000 Wells Fargo Bank NA 5 .254 12/11/26 1,025,055
750,000 Westpac Banking Corp 5 .200 04/16/26 763,269
1,000,000 Westpac Banking Corp 1 .150 06/03/26 954,089
300,000 Westpac Banking Corp 2 .700 08/19/26 293,100
300,000 Westpac Banking Corp 4 .043 08/26/27 300,974
500,000 Westpac Banking Corp 4 .322 11/23/31 496,455
TOTAL BANKS 176,378,215
CAPITAL GOODS - 1.4%
200,000 3M Co 2 .250 09/19/26 192,698
750,000 AGCO Corp 5 .450 03/21/27 765,246
500,000 Air Lease Corp 2 .875 01/15/26 489,733
750,000 Air Lease Corp 5 .300 06/25/26 762,127
750,000 Air Lease Corp 1 .875 08/15/26 716,119
300,000 Air Lease Corp 2 .200 01/15/27 285,679
100,000 Aircastle Ltd 4 .250 06/15/26 99,266
300,000 Boeing Co 2 .600 10/30/25 291,692
500,000 Boeing Co 2 .750 02/01/26 485,285
1,500,000 Boeing Co 2 .196 02/04/26 1,444,483
1,050,000 Boeing Co 3 .100 05/01/26 1,017,878
500,000 Boeing Co 2 .700 02/01/27 474,281
1,000,000 (b) Boeing Co 6 .259 05/01/27 1,032,918
700,000 Carrier Global Corp 2 .493 02/15/27 676,433
500,000 Caterpillar Financial Services Corp 5 .050 02/27/26 507,506

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.4% (continued)
$ 500,000 Caterpillar Financial Services Corp 4 .350% 05/15/26 $ 502,916
300,000 Caterpillar Financial Services Corp 4 .500 01/08/27 304,196
1,000,000 Caterpillar Financial Services Corp 5 .000 05/14/27 1,027,718
1,000,000 Caterpillar Financial Services Corp 4 .400 10/15/27 1,013,240
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 504,687
500,000 Emerson Electric Co 0 .875 10/15/26 470,786
200,000 GATX Corp 3 .250 09/15/26 195,611
1,000,000 GATX Corp 5 .400 03/15/27 1,026,502
500,000 General Dynamics Corp 1 .150 06/01/26 478,108
400,000 General Dynamics Corp 3 .500 04/01/27 396,137
300,000 Honeywell International, Inc 2 .500 11/01/26 292,221
600,000 Honeywell International, Inc 1 .100 03/01/27 562,007
400,000 Howmet Aerospace, Inc 5 .900 02/01/27 414,485
300,000 Illinois Tool Works, Inc 2 .650 11/15/26 293,026
750,000 Ingersoll Rand, Inc 5 .197 06/15/27 768,747
300,000 John Deere Capital Corp 4 .800 01/09/26 302,760
500,000 John Deere Capital Corp 5 .050 03/03/26 507,268
750,000 John Deere Capital Corp 4 .750 06/08/26 760,534
500,000 John Deere Capital Corp 4 .500 01/08/27 506,437
750,000 John Deere Capital Corp 4 .850 03/05/27 765,328
1,000,000 John Deere Capital Corp 4 .900 06/11/27 1,025,007
750,000 John Deere Capital Corp 4 .200 07/15/27 756,170
800,000 L3Harris Technologies, Inc 5 .400 01/15/27 821,096
500,000 Lockheed Martin Corp 4 .950 10/15/25 503,560
250,000 Northrop Grumman Corp 3 .200 02/01/27 245,005
200,000 Otis Worldwide Corp 2 .293 04/05/27 191,217
125,000 Owens Corning 5 .500 06/15/27 129,057
300,000 PACCAR Financial Corp 4 .950 10/03/25 302,237
500,000 PACCAR Financial Corp 5 .050 08/10/26 510,335
500,000 PACCAR Financial Corp 5 .200 11/09/26 513,702
750,000 PACCAR Financial Corp 5 .000 05/13/27 770,242
200,000 PACCAR Financial Corp 4 .450 08/06/27 203,148
300,000 Parker-Hannifin Corp 3 .250 03/01/27 293,687
750,000 Quanta Services, Inc 0 .950 10/01/24 750,000
300,000 Quanta Services, Inc 4 .750 08/09/27 303,179
550,000 Raytheon Technologies Corp 5 .000 02/27/26 555,325
1,000,000 Raytheon Technologies Corp 5 .750 11/08/26 1,030,929
500,000 Regal Rexnord Corp 6 .050 02/15/26 507,714
200,000 Textron, Inc 4 .000 03/15/26 198,926
200,000 Textron, Inc 3 .650 03/15/27 196,883
250,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 247,131
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 1,005,247
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 294,727
200,000 Xylem, Inc 3 .250 11/01/26 195,908
TOTAL CAPITAL GOODS 31,884,490
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
350,000 Automatic Data Processing, Inc 3 .375 09/15/25 347,480
200,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 196,884
500,000 Concentrix Corp 6 .650 08/02/26 513,700
750,000 Corp Andina de Fomento 4 .125 01/07/28 753,292
350,000 Equifax, Inc 2 .600 12/15/25 342,127
595,000 International Bank for Reconstruction & Development 4 .000 08/27/26 598,147
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 493,557
1,000,000 Mastercard, Inc 4 .100 01/15/28 1,007,474
400,000 Republic Services, Inc 2 .900 07/01/26 391,834
200,000 Thomson Reuters Corp 3 .350 05/15/26 196,891
250,000 Waste Management, Inc 0 .750 11/15/25 240,528
1,000,000 Waste Management, Inc 4 .950 07/03/27 1,026,941
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,108,855
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,000,000 Amazon.com, Inc 4 .600 12/01/25 1,006,717
1,250,000 Amazon.com, Inc 1 .000 05/12/26 1,195,144
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 500,000 Amazon.com, Inc 3 .300% 04/13/27 $ 493,614
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,401,608
500,000 AutoZone, Inc 5 .050 07/15/26 507,436
500,000 eBay, Inc 5 .900 11/22/25 507,324
350,000 eBay, Inc 1 .400 05/10/26 334,713
500,000 Home Depot, Inc 5 .150 06/25/26 510,254
750,000 Home Depot, Inc 4 .950 09/30/26 764,820
200,000 Home Depot, Inc 2 .875 04/15/27 195,293
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,025,979
500,000 Lowe's Cos, Inc 3 .375 09/15/25 495,245
800,000 Lowe's Cos, Inc 4 .800 04/01/26 806,399
400,000 Lowe's Cos, Inc 3 .350 04/01/27 392,706
500,000 Lowe's Cos, Inc 3 .100 05/03/27 487,540
350,000 O'Reilly Automotive, Inc 5 .750 11/20/26 360,820
400,000 Ross Stores, Inc 0 .875 04/15/26 379,503
300,000 TJX Cos, Inc 2 .250 09/15/26 290,359
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,155,474
CONSUMER DURABLES & APPAREL - 0.1%
300,000 DR Horton, Inc 2 .600 10/15/25 294,119
200,000 DR Horton, Inc 1 .300 10/15/26 189,206
200,000 Hasbro, Inc 3 .550 11/19/26 196,047
750,000 NIKE, Inc 2 .750 03/27/27 730,927
128,000 PulteGroup, Inc 5 .000 01/15/27 129,757
200,000 PVH Corp 4 .625 07/10/25 199,230
750,000 Tapestry, Inc 7 .000 11/27/26 775,971
200,000 Toll Brothers Finance Corp 4 .875 03/15/27 201,356
200,000 VF Corp 2 .800 04/23/27 189,655
TOTAL CONSUMER DURABLES & APPAREL 2,906,268
CONSUMER SERVICES - 0.3%
400,000 Booking Holdings, Inc 3 .600 06/01/26 397,423
750,000 Darden Restaurants, Inc 4 .350 10/15/27 750,000
500,000 Expedia Group, Inc 4 .625 08/01/27 503,911
500,000 Hyatt Hotels Corp 5 .750 01/30/27 512,242
500,000 Las Vegas Sands Corp 5 .900 06/01/27 513,455
800,000 Marriott International, Inc 5 .450 09/15/26 819,626
300,000 McDonald's Corp 1 .450 09/01/25 292,074
500,000 McDonald's Corp 3 .700 01/30/26 497,007
300,000 McDonald's Corp 3 .500 03/01/27 296,371
400,000 McDonald's Corp 3 .500 07/01/27 394,441
500,000 Sands China Ltd 2 .300 03/08/27 467,977
1,000,000 Starbucks Corp 4 .750 02/15/26 1,007,170
750,000 Starbucks Corp 4 .850 02/08/27 761,917
TOTAL CONSUMER SERVICES 7,213,614
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
800,000 Costco Wholesale Corp 1 .375 06/20/27 750,420
300,000 Dollar General Corp 3 .875 04/15/27 296,033
300,000 Kroger Co 3 .500 02/01/26 296,368
750,000 Kroger Co 4 .700 08/15/26 754,855
100,000 Kroger Co 2 .650 10/15/26 97,055
750,000 Kroger Co 4 .600 08/15/27 756,448
600,000 SYSCO Corp 3 .300 07/15/26 590,165
800,000 Target Corp 1 .950 01/15/27 768,476
1,500,000 Walmart, Inc 4 .000 04/15/26 1,504,274
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,814,094
ENERGY - 1.4%
350,000 (b) 6297782 LLC 4 .911 09/01/27 352,675
250,000 Baker Hughes Holdings LLC 2 .061 12/15/26 239,686
500,000 Boardwalk Pipelines LP 5 .950 06/01/26 509,085
1,355,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,343,696
450,000 BP Capital Markets America, Inc 3 .543 04/06/27 444,606
200,000 BP Capital Markets plc 3 .279 09/19/27 196,029
500,000 Canadian Natural Resources Ltd 3 .850 06/01/27 493,075

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.4% (continued)
$ 400,000 Cheniere Corpus Christi Holdings LLC 5 .125% 06/30/27 $ 406,629
1,000,000 Chevron Corp 3 .326 11/17/25 991,663
200,000 Chevron Corp 2 .954 05/16/26 197,070
200,000 Chevron Corp 1 .995 05/11/27 191,065
300,000 Chevron USA, Inc 1 .018 08/12/27 277,403
250,000 Coterra Energy, Inc 3 .900 05/15/27 246,292
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,020,596
1,000,000 Enbridge, Inc 5 .900 11/15/26 1,032,667
300,000 Enbridge, Inc 5 .250 04/05/27 307,160
500,000 Energy Transfer LP 3 .900 07/15/26 495,292
500,000 Energy Transfer LP 6 .050 12/01/26 517,531
350,000 Energy Transfer LP 4 .400 03/15/27 350,557
500,000 Energy Transfer Operating LP 5 .500 06/01/27 512,785
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 707,895
115,000 Enterprise Products Operating LLC 3 .700 02/15/26 114,363
500,000 Enterprise Products Operating LLC 4 .600 01/11/27 506,399
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 493,198
300,000 EOG Resources, Inc 4 .150 01/15/26 300,002
775,000 Equinor ASA 1 .750 01/22/26 752,540
2,005,000 Exxon Mobil Corp 3 .043 03/01/26 1,980,569
500,000 (b) Helmerich & Payne, Inc 4 .650 12/01/27 501,039
350,000 Hess Corp 4 .300 04/01/27 349,917
100,000 HF Sinclair Corp 5 .875 04/01/26 101,414
400,000 Kinder Morgan, Inc 1 .750 11/15/26 380,150
300,000 Marathon Oil Corp 4 .400 07/15/27 300,363
250,000 Marathon Petroleum Corp 5 .125 12/15/26 253,925
800,000 MPLX LP 1 .750 03/01/26 770,415
250,000 MPLX LP 4 .125 03/01/27 248,686
300,000 Occidental Petroleum Corp 5 .500 12/01/25 301,258
250,000 Occidental Petroleum Corp 5 .550 03/15/26 252,845
1,000,000 Occidental Petroleum Corp 5 .000 08/01/27 1,013,762
500,000 ONEOK, Inc 5 .850 01/15/26 507,582
195,000 ONEOK, Inc 5 .000 03/01/26 195,889
500,000 ONEOK, Inc 5 .550 11/01/26 511,331
500,000 ONEOK, Inc 4 .250 09/24/27 500,478
750,000 Phillips 66 1 .300 02/15/26 720,537
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 480,802
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 278,879
400,000 Plains All American Pipeline LP 4 .650 10/15/25 399,364
300,000 Plains All American Pipeline LP 4 .500 12/15/26 300,170
500,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 508,168
600,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 607,788
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 730,070
850,000 Shell International Finance BV 2 .500 09/12/26 824,481
500,000 Targa Resources Corp 5 .200 07/01/27 511,456
200,000 TC PipeLines LP 3 .900 05/25/27 196,949
300,000 TransCanada PipeLines Ltd 4 .875 01/15/26 301,297
200,000 Valero Energy Corp 3 .400 09/15/26 196,550
500,000 Veralto Corp 5 .500 09/18/26 511,191
500,000 Western Gas Partners LP 4 .650 07/01/26 500,063
1,375,000 Williams Cos, Inc 5 .400 03/02/26 1,392,827
300,000 Williams Cos, Inc 3 .750 06/15/27 295,580
TOTAL ENERGY 29,925,754
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
250,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 247,936
500,000 American Tower Corp 1 .300 09/15/25 484,303
500,000 American Tower Corp 1 .600 04/15/26 479,060
500,000 American Tower Corp 3 .375 10/15/26 491,331
400,000 American Tower Corp 3 .125 01/15/27 389,358
200,000 American Tower Corp 3 .650 03/15/27 196,942
100,000 AvalonBay Communities, Inc 2 .950 05/11/26 98,032
200,000 AvalonBay Communities, Inc 2 .900 10/15/26 195,360
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 500,000 Boston Properties LP 3 .650% 02/01/26 $ 492,565
300,000 Brixmor Operating Partnership LP 4 .125 06/15/26 298,296
500,000 Camden Property Trust 5 .850 11/03/26 517,239
140,000 Crown Castle, Inc 4 .450 02/15/26 139,911
850,000 Crown Castle, Inc 1 .050 07/15/26 801,759
800,000 Crown Castle, Inc 2 .900 03/15/27 773,937
200,000 CubeSmart LP 3 .125 09/01/26 195,068
350,000 Digital Realty Trust LP 3 .700 08/15/27 345,070
100,000 EPR Properties 4 .750 12/15/26 99,604
400,000 Equinix, Inc 1 .250 07/15/25 388,855
500,000 Equinix, Inc 1 .450 05/15/26 477,654
200,000 Equinix, Inc 1 .800 07/15/27 187,539
200,000 ERP Operating LP 3 .375 06/01/25 198,246
100,000 ERP Operating LP 2 .850 11/01/26 97,483
350,000 Essex Portfolio LP 3 .625 05/01/27 344,236
200,000 Extra Space Storage LP 3 .500 07/01/26 197,377
200,000 Federal Realty OP LP 1 .250 02/15/26 191,275
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 196,575
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 293,812
450,000 Healthpeak OP LLC 3 .250 07/15/26 442,257
250,000 Healthpeak OP LLC 1 .350 02/01/27 233,827
500,000 Kilroy Realty LP 4 .375 10/01/25 497,299
300,000 Kimco Realty OP LLC 2 .800 10/01/26 291,083
200,000 Kite Realty Group LP 4 .000 10/01/26 197,273
500,000 Mid-America Apartments LP 4 .000 11/15/25 497,370
200,000 Mid-America Apartments LP 3 .600 06/01/27 197,337
250,000 National Retail Properties, Inc 3 .600 12/15/26 246,805
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 501,843
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 199,006
150,000 Prologis LP 3 .250 10/01/26 147,689
350,000 Prologis LP 2 .125 04/15/27 333,721
350,000 Public Storage 1 .500 11/09/26 332,199
500,000 Realty Income Corp 4 .625 11/01/25 501,331
250,000 Realty Income Corp 5 .050 01/13/26 250,033
100,000 Realty Income Corp 4 .450 09/15/26 100,146
300,000 Realty Income Corp 3 .000 01/15/27 292,086
300,000 Realty Income Corp 3 .950 08/15/27 298,164
200,000 Regency Centers LP 3 .600 02/01/27 196,782
150,000 Sabra Health Care LP 5 .125 08/15/26 150,856
600,000 Simon Property Group LP 3 .300 01/15/26 592,950
500,000 (a) Simon Property Group LP 1 .375 01/15/27 470,652
500,000 Simon Property Group LP 3 .375 06/15/27 492,105
100,000 UDR, Inc 2 .950 09/01/26 97,016
150,000 Ventas Realty LP 3 .250 10/15/26 146,505
350,000 Ventas Realty LP 3 .850 04/01/27 345,508
200,000 Welltower OP LLC 4 .250 04/01/26 199,705
200,000 Welltower OP LLC 2 .700 02/15/27 194,209
500,000 Weyerhaeuser Co 4 .750 05/15/26 503,174
250,000 WP Carey, Inc 4 .250 10/01/26 249,016
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,016,770
FINANCIAL SERVICES - 3.4%
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 498,599
800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 770,525
750,000 AerCap Ireland Capital DAC 2 .450 10/29/26 720,223
500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 517,729
750,000 AerCap Ireland Capital DAC 6 .450 04/15/27 785,695
1,000,000 American Express Co 4 .900 02/13/26 1,008,488
500,000 American Express Co 1 .650 11/04/26 475,494
500,000 American Express Co 2 .550 03/04/27 482,695
1,000,000 American Express Co 5 .645 04/23/27 1,019,240
500,000 American Express Co 5 .389 07/28/27 509,988
1,000,000 American Express Co 5 .098 02/16/28 1,019,180

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.4% (continued)
$ 1,000,000 American Express Co 5 .043% 07/26/28 $ 1,021,729
300,000 Ameriprise Financial, Inc 2 .875 09/15/26 293,534
500,000 Ares Capital Corp 3 .875 01/15/26 492,717
650,000 Ares Capital Corp 7 .000 01/15/27 676,591
100,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 94,881
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 486,700
1,150,000 Bank of New York Mellon Corp 4 .947 04/26/27 1,161,132
750,000 Bank of New York Mellon Corp 3 .442 02/07/28 738,263
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,018,497
100,000 Barings BDC, Inc 3 .300 11/23/26 95,398
750,000 Berkshire Hathaway, Inc 3 .125 03/15/26 740,912
500,000 BlackRock Funding, Inc 4 .600 07/26/27 509,724
250,000 BlackRock, Inc 3 .200 03/15/27 246,386
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 496,210
350,000 Blackstone Private Credit Fund 7 .050 09/29/25 356,571
300,000 Blackstone Private Credit Fund 2 .625 12/15/26 283,665
750,000 (b) Blackstone Private Credit Fund 4 .950 09/26/27 743,285
400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 382,226
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 279,588
500,000 Blue Owl Capital Corp 3 .750 07/22/25 494,085
450,000 Blue Owl Capital Corp 3 .400 07/15/26 435,651
150,000 Blue Owl Capital Corp 2 .625 01/15/27 141,563
150,000 (b) Blue Owl Capital Corp II 8 .450 11/15/26 157,494
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 196,240
250,000 Brookfield Finance, Inc 4 .250 06/02/26 249,794
550,000 Capital One Financial Corp 3 .750 07/28/26 542,363
1,000,000 Capital One Financial Corp 3 .750 03/09/27 987,295
850,000 Capital One Financial Corp 7 .149 10/29/27 895,929
500,000 Capital One Financial Corp 4 .927 05/10/28 505,977
250,000 Cboe Global Markets, Inc 3 .650 01/12/27 247,291
500,000 Charles Schwab Corp 1 .150 05/13/26 476,604
750,000 Charles Schwab Corp 5 .875 08/24/26 771,690
500,000 Charles Schwab Corp 2 .450 03/03/27 480,191
500,000 Corebridge Financial, Inc 3 .500 04/04/25 496,264
300,000 Corebridge Financial, Inc 3 .650 04/05/27 295,125
250,000 Discover Bank 5 .974 08/09/28 258,155
500,000 Discover Financial Services 4 .500 01/30/26 499,378
700,000 Fiserv, Inc 3 .200 07/01/26 687,124
750,000 Fiserv, Inc 5 .150 03/15/27 766,848
200,000 FS KKR Capital Corp 3 .400 01/15/26 194,978
900,000 Global Payments, Inc 1 .200 03/01/26 860,133
275,000 Global Payments, Inc 4 .950 08/15/27 279,525
250,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 243,764
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 309,224
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 496,779
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,198,979
1,500,000 Goldman Sachs Group, Inc 1 .431 03/09/27 1,434,773
1,750,000 Goldman Sachs Group, Inc 1 .542 09/10/27 1,658,501
2,000,000 Goldman Sachs Group, Inc 1 .948 10/21/27 1,906,627
1,500,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,441,781
1,500,000 Goldman Sachs Group, Inc 3 .615 03/15/28 1,475,758
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 984,170
500,000 Goldman Sachs Group, Inc 4 .482 08/23/28 502,643
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 189,676
100,000 Hercules Capital, Inc 2 .625 09/16/26 94,502
200,000 Hercules Capital, Inc 3 .375 01/20/27 190,413
500,000 Invesco Finance plc 3 .750 01/15/26 496,113
500,000 Jefferies Financial Group, Inc 4 .850 01/15/27 506,157
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,440,133
300,000 LPL Holdings, Inc 5 .700 05/20/27 306,626
200,000 Main Street Capital Corp 3 .000 07/14/26 191,596
550,000 Main Street Capital Corp 6 .500 06/04/27 562,234
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.4% (continued)
$ 600,000 Mastercard, Inc 3 .300% 03/26/27 $ 591,582
750,000 Morgan Stanley 3 .875 01/27/26 746,686
1,000,000 Morgan Stanley 3 .125 07/27/26 982,183
500,000 Morgan Stanley 4 .350 09/08/26 501,200
750,000 Morgan Stanley 0 .985 12/10/26 718,641
1,000,000 Morgan Stanley 5 .050 01/28/27 1,009,337
300,000 Morgan Stanley 1 .593 05/04/27 287,066
500,000 Morgan Stanley 1 .512 07/20/27 475,483
1,000,000 Morgan Stanley 2 .475 01/21/28 960,326
2,500,000 Morgan Stanley 5 .652 04/13/28 2,580,855
1,000,000 Morgan Stanley 4 .210 04/20/28 997,967
1,350,000 Morgan Stanley Bank NA 4 .754 04/21/26 1,362,448
200,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 198,640
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 253,240
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 502,442
300,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 308,942
500,000 National Rural Utilities Cooperative Finance Corp 4 .800 02/05/27 509,190
750,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 769,320
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 503,425
500,000 (a) New Mountain Finance Corp 6 .200 10/15/27 498,806
500,000 Nomura Holdings, Inc 5 .709 01/09/26 506,435
250,000 Nomura Holdings, Inc 1 .653 07/14/26 238,072
500,000 Nomura Holdings, Inc 2 .329 01/22/27 475,840
750,000 Nomura Holdings, Inc 5 .594 07/02/27 772,628
750,000 Northern Trust Corp 3 .375 05/08/32 730,107
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 187,321
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 990,608
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 1,005,666
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 400,763
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 512,095
1,500,000 Oesterreichische Kontrollbank AG. 4 .750 05/21/27 1,539,939
500,000 PayPal Holdings, Inc 2 .650 10/01/26 487,069
150,000 (a) Prospect Capital Corp 3 .364 11/15/26 139,604
750,000 S&P Global, Inc 2 .450 03/01/27 723,401
100,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 95,380
500,000 State Street Corp 5 .272 08/03/26 510,592
500,000 State Street Corp 5 .751 11/04/26 506,658
750,000 State Street Corp 4 .993 03/18/27 767,732
750,000 State Street Corp 4 .530 02/20/29 757,619
500,000 Synchrony Bank 5 .400 08/22/25 501,054
1,000,000 UBS Group AG. 4 .550 04/17/26 1,002,515
1,300,000 Visa, Inc 3 .150 12/14/25 1,286,310
850,000 Visa, Inc 1 .900 04/15/27 812,181
150,000 Voya Financial, Inc 3 .650 06/15/26 148,090
340,000 Western Union Co 1 .350 03/15/26 324,287
TOTAL FINANCIAL SERVICES 75,655,756
FOOD, BEVERAGE & TOBACCO - 0.8%
200,000 Altria Group, Inc 2 .625 09/16/26 193,876
300,000 Archer-Daniels-Midland Co 2 .500 08/11/26 291,803
500,000 BAT Capital Corp 3 .215 09/06/26 489,376
1,050,000 BAT Capital Corp 4 .700 04/02/27 1,059,357
750,000 BAT International Finance plc 1 .668 03/25/26 720,593
250,000 Bunge Ltd 3 .250 08/15/26 245,990
750,000 Bunge Ltd 4 .100 01/07/28 749,645
750,000 Campbell Soup Co 5 .300 03/20/26 760,647
750,000 Campbell Soup Co 5 .200 03/19/27 769,654
500,000 ConAgra Brands, Inc 5 .300 10/01/26 509,597
300,000 Constellation Brands, Inc 5 .000 02/02/26 299,572
500,000 Constellation Brands, Inc 3 .700 12/06/26 495,010
500,000 Constellation Brands, Inc 4 .350 05/09/27 501,368
500,000 Diageo Capital plc 5 .200 10/24/25 505,219
500,000 Diageo Capital plc 5 .375 10/05/26 512,042

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8% (continued)
$ 500,000 General Mills, Inc 4 .700% 01/30/27 $ 506,060
500,000 Hershey Co 2 .300 08/15/26 485,157
500,000 Hormel Foods Corp 4 .800 03/30/27 509,450
200,000 Ingredion, Inc 3 .200 10/01/26 195,956
250,000 Kellogg Co 3 .250 04/01/26 246,012
500,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 485,155
500,000 Keurig Dr Pepper, Inc 5 .100 03/15/27 511,314
600,000 Kraft Heinz Foods Co 3 .000 06/01/26 587,657
500,000 Kraft Heinz Foods Co 3 .875 05/15/27 496,433
300,000 McCormick & Co, Inc 0 .900 02/15/26 286,529
700,000 Molson Coors Beverage Co 3 .000 07/15/26 686,781
500,000 Mondelez International, Inc 2 .625 03/17/27 482,896
1,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .650 02/16/27 1,016,188
1,000,000 PepsiCo, Inc 4 .550 02/13/26 1,007,972
150,000 PepsiCo, Inc 5 .125 11/10/26 153,843
500,000 Philip Morris International, Inc 5 .000 11/17/25 503,671
1,250,000 Philip Morris International, Inc 4 .875 02/13/26 1,262,257
750,000 Philip Morris International, Inc 4 .750 02/12/27 761,857
500,000 Tyson Foods, Inc 4 .000 03/01/26 497,350
TOTAL FOOD, BEVERAGE & TOBACCO 18,786,287
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000 Abbott Laboratories 3 .750 11/30/26 499,673
200,000 Baxter International, Inc 2 .600 08/15/26 193,787
500,000 Becton Dickinson & Co 3 .700 06/06/27 493,731
400,000 Cigna Group 3 .250 04/15/25 396,865
208,000 Cigna Group 1 .250 03/15/26 198,956
500,000 Cigna Group 3 .400 03/01/27 490,910
625,000 CVS Health Corp 5 .000 02/20/26 629,264
500,000 CVS Health Corp 2 .875 06/01/26 487,898
400,000 CVS Health Corp 3 .000 08/15/26 390,799
600,000 CVS Health Corp 3 .625 04/01/27 591,641
750,000 CVS Health Corp 1 .300 08/21/27 689,054
500,000 Elevance Health, Inc 5 .350 10/15/25 504,179
150,000 Elevance Health, Inc 4 .900 02/08/26 149,910
500,000 GE HealthCare Technologies, Inc 5 .600 11/15/25 505,357
600,000 HCA, Inc 5 .250 06/15/26 604,417
1,000,000 HCA, Inc 5 .375 09/01/26 1,010,827
500,000 HCA, Inc 3 .125 03/15/27 485,981
500,000 Humana, Inc 1 .350 02/03/27 467,277
500,000 Icon Investments Six DAC 5 .809 05/08/27 515,927
300,000 McKesson Corp 0 .900 12/03/25 288,456
200,000 McKesson Corp 1 .300 08/15/26 190,162
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 192,513
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 506,696
750,000 Smith & Nephew plc 5 .150 03/20/27 763,725
500,000 (b) Solventum Corp 5 .450 02/25/27 510,327
300,000 Stryker Corp 3 .500 03/15/26 296,876
500,000 UnitedHealth Group, Inc 5 .150 10/15/25 505,096
1,500,000 UnitedHealth Group, Inc 1 .150 05/15/26 1,434,064
500,000 UnitedHealth Group, Inc 4 .750 07/15/26 507,367
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 1,018,334
250,000 Universal Health Services, Inc 1 .650 09/01/26 236,816
300,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 295,106
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,051,991
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
750,000 Colgate-Palmolive Co 4 .800 03/02/26 759,587
800,000 Haleon US Capital LLC 3 .375 03/24/27 785,837
500,000 Kenvue, Inc 5 .350 03/22/26 509,703
500,000 Procter & Gamble Co 4 .100 01/26/26 502,115
400,000 Procter & Gamble Co 1 .000 04/23/26 383,163
300,000 Unilever Capital Corp 2 .900 05/05/27 292,942
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 750,000 Unilever Capital Corp 4 .250% 08/12/27 $ 757,516
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,990,863
INSURANCE - 0.4%
500,000 Allstate Corp 0 .750 12/15/25 479,331
200,000 Allstate Corp 8 .318 08/15/53 201,000
200,000 American National Group, Inc 5 .000 06/15/27 201,262
500,000 Aon Global Ltd 3 .875 12/15/25 498,097
750,000 Aon North America, Inc 5 .125 03/01/27 767,270
200,000 Arch Capital Group Ltd 4 .011 12/15/26 198,687
500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 483,953
300,000 Brighthouse Financial, Inc 3 .700 06/22/27 293,451
500,000 Chubb INA Holdings, Inc 3 .350 05/03/26 494,115
315,000 CNA Financial Corp 4 .500 03/01/26 315,160
300,000 CNA Financial Corp 3 .450 08/15/27 293,510
115,000 Hanover Insurance Group, Inc 4 .500 04/15/26 114,793
300,000 (a) Lincoln National Corp 3 .625 12/12/26 296,065
250,000 Loews Corp 3 .750 04/01/26 248,581
300,000 Manulife Financial Corp 4 .150 03/04/26 299,299
350,000 Manulife Financial Corp 2 .484 05/19/27 336,288
200,000 Manulife Financial Corp 4 .061 02/24/32 197,050
100,000 Marsh & McLennan Cos, Inc 3 .750 03/14/26 99,352
200,000 Old Republic International Corp 3 .875 08/26/26 197,969
250,000 Principal Financial Group, Inc 3 .100 11/15/26 244,327
200,000 Progressive Corp 2 .450 01/15/27 193,293
200,000 Progressive Corp 2 .500 03/15/27 192,829
500,000 Prudential Financial, Inc 1 .500 03/10/26 482,269
150,000 Reinsurance Group of America, Inc 3 .950 09/15/26 149,099
360,000 Trinity Acquisition plc 4 .400 03/15/26 359,084
300,000 Willis North America, Inc 4 .650 06/15/27 302,383
TOTAL INSURANCE 7,938,517
MATERIALS - 0.5%
500,000 Berry Global, Inc 1 .570 01/15/26 481,135
200,000 Berry Global, Inc 1 .650 01/15/27 187,755
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,514,599
100,000 BHP Billiton Finance USA Ltd 5 .250 09/08/26 102,203
1,000,000 DowDuPont, Inc 4 .493 11/15/25 998,234
400,000 Ecolab, Inc 1 .650 02/01/27 380,217
500,000 EIDP, Inc 4 .500 05/15/26 503,104
500,000 FMC Corp 5 .150 05/18/26 504,572
1,000,000 Linde, Inc 4 .700 12/05/25 1,007,053
350,000 LYB International Finance BV 3 .500 03/02/27 343,000
750,000 Newmont Corp 5 .300 03/15/26 759,884
300,000 Nutrien Ltd 5 .950 11/07/25 304,681
650,000 Nutrien Ltd 5 .200 06/21/27 666,593
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 1,013,270
500,000 Sonoco Products Co 4 .450 09/01/26 500,089
300,000 Suzano International Finance BV 5 .500 01/17/27 305,519
200,000 Vulcan Materials Co 3 .900 04/01/27 199,416
250,000 Westlake Corp 3 .600 08/15/26 246,552
500,000 WRKCo, Inc 4 .650 03/15/26 500,300
TOTAL MATERIALS 10,518,176
MEDIA & ENTERTAINMENT - 0.6%
300,000 Alphabet, Inc 0 .450 08/15/25 290,874
750,000 Alphabet, Inc 1 .998 08/15/26 726,997
1,500,000 Charter Communications Operating LLC 6 .150 11/10/26 1,541,702
1,200,000 Comcast Corp 5 .250 11/07/25 1,212,909
1,200,000 Comcast Corp 3 .150 03/01/26 1,183,414
400,000 Comcast Corp 2 .350 01/15/27 385,625
600,000 Comcast Corp 3 .300 02/01/27 590,556
300,000 Comcast Corp 3 .300 04/01/27 295,151
500,000 Discovery Communications LLC 4 .900 03/11/26 499,614
120,000 Electronic Arts Inc 4 .800 03/01/26 120,722

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.6% (continued)
$ 750,000 Inter-American Investment Corp 3 .625% 02/17/27 $ 748,387
500,000 Meta Platforms, Inc 3 .500 08/15/27 495,910
500,000 NetFlix, Inc 4 .375 11/15/26 503,658
655,000 Omnicom Group, Inc 3 .600 04/15/26 647,286
300,000 Paramount Global 2 .900 01/15/27 287,082
600,000 Take-Two Interactive Software, Inc 5 .000 03/28/26 605,648
1,000,000 TWDC Enterprises 18 Corp 3 .150 09/17/25 989,866
750,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 738,898
300,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 292,318
100,000 Walt Disney Co 1 .750 01/13/26 97,165
300,000 Walt Disney Co 3 .700 03/23/27 298,853
1,500,000 Warnermedia Holdings, Inc 3 .755 03/15/27 1,450,421
TOTAL MEDIA & ENTERTAINMENT 14,003,056
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
1,250,000 AbbVie, Inc 3 .200 05/14/26 1,233,848
950,000 AbbVie, Inc 2 .950 11/21/26 929,991
2,000,000 AbbVie, Inc 4 .800 03/15/27 2,038,783
100,000 Agilent Technologies, Inc 3 .050 09/22/26 97,613
500,000 Agilent Technologies, Inc 4 .200 09/09/27 501,394
800,000 Amgen, Inc 2 .200 02/21/27 766,037
750,000 AstraZeneca Finance LLC 1 .200 05/28/26 717,581
1,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 1,019,549
750,000 AstraZeneca plc 0 .700 04/08/26 714,249
500,000 Baxalta, Inc 4 .000 06/23/25 497,496
500,000 Bristol-Myers Squibb Co 0 .750 11/13/25 481,662
500,000 Bristol-Myers Squibb Co 3 .200 06/15/26 493,419
2,000,000 Bristol-Myers Squibb Co 4 .900 02/22/27 2,042,926
1,000,000 Eli Lilly & Co 4 .500 02/09/27 1,013,768
1,000,000 Eli Lilly & Co 4 .150 08/14/27 1,009,341
800,000 Gilead Sciences, Inc 3 .650 03/01/26 793,541
500,000 Gilead Sciences, Inc 2 .950 03/01/27 487,609
500,000 Illumina, Inc 5 .800 12/12/25 506,522
500,000 Illumina, Inc 4 .650 09/09/26 503,111
1,120,000 Johnson & Johnson 2 .450 03/01/26 1,098,382
200,000 Merck & Co, Inc 0 .750 02/24/26 191,426
750,000 Merck & Co, Inc 1 .700 06/10/27 710,678
1,000,000 Novartis Capital Corp 3 .000 11/20/25 988,447
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 2,012,535
300,000 Pfizer, Inc 3 .000 12/15/26 294,284
24,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 23,622
550,000 Thermo Fisher Scientific, Inc 4 .953 08/10/26 559,287
1,000,000 Thermo Fisher Scientific, Inc 5 .000 12/05/26 1,021,229
422,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 417,830
500,000 Zoetis, Inc 5 .400 11/14/25 504,717
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,670,877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
500,000 Analog Devices, Inc 3 .500 12/05/26 495,798
500,000 Applied Materials, Inc 3 .300 04/01/27 492,351
1,000,000 Broadcom Corp 3 .875 01/15/27 993,301
300,000 Broadcom, Inc 3 .150 11/15/25 295,769
200,000 Broadcom, Inc 3 .459 09/15/26 197,302
1,000,000 Broadcom, Inc 5 .050 07/12/27 1,022,045
350,000 Broadcom, Inc 4 .150 02/15/28 349,632
1,250,000 Intel Corp 4 .875 02/10/26 1,256,258
300,000 Intel Corp 3 .750 03/25/27 294,761
500,000 Intel Corp 3 .150 05/11/27 483,312
300,000 Intel Corp 3 .750 08/05/27 294,091
375,000 Lam Research Corp 3 .750 03/15/26 372,892
150,000 Marvell Technology, Inc 1 .650 04/15/26 143,705
1,000,000 Microchip Technology, Inc 4 .250 09/01/25 995,407
150,000 Micron Technology, Inc 4 .975 02/06/26 150,985
300,000 Micron Technology, Inc 4 .185 02/15/27 299,185
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5% (continued)
$ 300,000 NVIDIA Corp 3 .200% 09/16/26 $ 296,552
290,000 NXP BV 5 .350 03/01/26 292,849
300,000 NXP BV 3 .875 06/18/26 297,489
300,000 NXP BV 4 .400 06/01/27 300,845
750,000 Qorvo, Inc 1 .750 12/15/24 744,044
300,000 QUALCOMM, Inc 3 .250 05/20/27 295,242
200,000 Skyworks Solutions, Inc 1 .800 06/01/26 191,068
750,000 Texas Instruments, Inc 4 .600 02/08/27 762,012
300,000 TSMC Arizona Corp 1 .750 10/25/26 285,190
500,000 TSMC Arizona Corp 3 .875 04/22/27 497,080
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,099,165
SOFTWARE & SERVICES - 0.7%
750,000 Adobe, Inc 4 .850 04/04/27 768,011
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 753,685
200,000 CGI, Inc 1 .450 09/14/26 189,178
250,000 DXC Technology Co 1 .800 09/15/26 236,828
150,000 Fortinet, Inc 1 .000 03/15/26 143,013
300,000 Genpact Luxembourg Sarl 1 .750 04/10/26 287,203
500,000 IBM International Capital Pte Ltd 4 .700 02/05/26 502,003
500,000 IBM International Capital Pte Ltd 4 .600 02/05/27 506,007
600,000 International Business Machines Corp 4 .000 07/27/25 597,409
500,000 International Business Machines Corp 4 .500 02/06/26 502,303
1,050,000 International Business Machines Corp 3 .300 05/15/26 1,035,865
500,000 International Business Machines Corp 1 .700 05/15/27 470,786
750,000 Intuit, Inc 5 .250 09/15/26 768,332
200,000 Kyndryl Holdings, Inc 2 .050 10/15/26 190,137
1,000,000 Microsoft Corp 3 .125 11/03/25 990,563
1,600,000 Microsoft Corp 2 .400 08/08/26 1,560,126
1,750,000 Microsoft Corp 3 .400 09/15/26 1,737,035
150,000 Oracle Corp 5 .800 11/10/25 152,339
1,035,000 Oracle Corp 1 .650 03/25/26 994,898
1,250,000 Oracle Corp 2 .650 07/15/26 1,214,855
750,000 Oracle Corp 2 .800 04/01/27 726,160
500,000 Roper Technologies, Inc 3 .800 12/15/26 496,995
900,000 VMware, Inc 1 .400 08/15/26 852,646
500,000 VMware, Inc 3 .900 08/21/27 494,828
300,000 Workday, Inc 3 .500 04/01/27 295,161
TOTAL SOFTWARE & SERVICES 16,466,366
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Amphenol Corp 4 .750 03/30/26 1,007,086
50,000 Amphenol Corp 5 .050 04/05/27 51,174
1,820,000 Apple, Inc 3 .250 02/23/26 1,803,868
300,000 Apple, Inc 2 .450 08/04/26 292,748
1,000,000 Apple, Inc 2 .050 09/11/26 967,742
500,000 Apple, Inc 3 .350 02/09/27 495,468
750,000 Apple, Inc 3 .200 05/11/27 739,973
300,000 Avnet, Inc 4 .625 04/15/26 299,829
300,000 CDW LLC 2 .670 12/01/26 288,641
750,000 Cisco Systems, Inc 4 .900 02/26/26 760,504
450,000 Cisco Systems, Inc 2 .500 09/20/26 439,123
1,500,000 Cisco Systems, Inc 4 .800 02/26/27 1,532,827
964,000 Dell International LLC 6 .020 06/15/26 987,136
500,000 Dell International LLC 4 .900 10/01/26 505,183
185,000 Flex Ltd 3 .750 02/01/26 182,931
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 500,422
250,000 Hewlett Packard Enterprise Co 1 .750 04/01/26 240,346
750,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 751,511
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 750,814
300,000 HP, Inc 1 .450 06/17/26 285,887
300,000 HP, Inc 3 .000 06/17/27 290,632
300,000 International Business Machines Corp 4 .150 07/27/27 301,150
150,000 Jabil, Inc 1 .700 04/15/26 143,670

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 250,000 Jabil, Inc 4 .250% 05/15/27 $ 248,267
120,000 Juniper Networks, Inc 1 .200 12/10/25 114,967
250,000 Keysight Technologies, Inc 4 .600 04/06/27 251,619
300,000 NetApp, Inc 2 .375 06/22/27 285,990
200,000 TD SYNNEX Corp 1 .750 08/09/26 189,974
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,709,482
TELECOMMUNICATION SERVICES - 0.5%
1,500,000 AT&T, Inc 1 .700 03/25/26 1,443,852
300,000 AT&T, Inc 2 .950 07/15/26 293,698
750,000 AT&T, Inc 3 .800 02/15/27 743,261
1,000,000 AT&T, Inc 2 .300 06/01/27 954,937
800,000 Rogers Communications, Inc 3 .200 03/15/27 778,854
500,000 Sprint LLC 7 .625 03/01/26 516,475
450,000 Telefonica Emisiones SAU 4 .103 03/08/27 448,086
750,000 T-Mobile USA, Inc 1 .500 02/15/26 721,228
365,000 T-Mobile USA, Inc 2 .250 02/15/26 354,877
200,000 T-Mobile USA, Inc 2 .625 04/15/26 194,905
1,500,000 T-Mobile USA, Inc 3 .750 04/15/27 1,481,974
1,350,000 Verizon Communications, Inc 1 .450 03/20/26 1,294,786
500,000 Verizon Communications, Inc 2 .625 08/15/26 485,988
1,500,000 Verizon Communications, Inc 3 .000 03/22/27 1,462,536
TOTAL TELECOMMUNICATION SERVICES 11,175,457
TRANSPORTATION - 0.3%
500,000 Burlington Northern Santa Fe LLC 7 .000 12/15/25 516,443
260,000 Canadian National Railway Co 2 .750 03/01/26 255,328
500,000 Canadian Pacific Railway Co 1 .750 12/02/26 475,724
900,000 CSX Corp 2 .600 11/01/26 875,258
225,000 FedEx Corp 3 .250 04/01/26 221,733
200,000 GXO Logistics, Inc 1 .650 07/15/26 190,152
210,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 208,726
300,000 Norfolk Southern Corp 2 .900 06/15/26 293,868
750,000 Ryder System, Inc 5 .300 03/15/27 767,429
500,000 Southwest Airlines Co 3 .000 11/15/26 485,436
500,000 Southwest Airlines Co 5 .125 06/15/27 509,217
1,000,000 Union Pacific Corp 4 .750 02/21/26 1,007,522
450,000 United Parcel Service, Inc 2 .400 11/15/26 435,883
TOTAL TRANSPORTATION 6,242,719
UTILITIES - 1.3%
500,000 AES Corp 1 .375 01/15/26 479,816
300,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 303,626
500,000 Ameren Corp 5 .700 12/01/26 514,017
300,000 American Electric Power Co, Inc 3 .875 02/15/62 282,930
300,000 Black Hills Corp 3 .150 01/15/27 291,846
750,000 CenterPoint Energy, Inc 5 .250 08/10/26 762,191
100,000 CMS Energy Corp 3 .000 05/15/26 97,573
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 994,002
250,000 Dominion Energy, Inc 3 .600 03/15/27 245,892
200,000 Dominion Resources, Inc 2 .850 08/15/26 194,700
750,000 DTE Electric Co 4 .850 12/01/26 765,012
1,000,000 DTE Energy Co 4 .950 07/01/27 1,016,878
750,000 Duke Energy Corp 5 .000 12/08/25 755,141
250,000 Duke Energy Corp 2 .650 09/01/26 243,094
750,000 Duke Energy Corp 4 .850 01/05/27 762,024
300,000 Duke Energy Corp 3 .150 08/15/27 291,469
250,000 Emera US Finance LP 3 .550 06/15/26 245,210
500,000 Entergy Arkansas LLC 3 .500 04/01/26 495,202
300,000 Entergy Corp 2 .950 09/01/26 292,776
500,000 Essential Utilities, Inc 4 .800 08/15/27 506,675
500,000 Evergy Kansas Central, Inc 2 .550 07/01/26 487,066
750,000 Eversource Energy 4 .750 05/15/26 754,233
500,000 Eversource Energy 5 .000 01/01/27 507,941
1,000,000 Exelon Corp 3 .400 04/15/26 987,738
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.3% (continued)
$ 650,000 FirstEnergy Corp 3 .900% 07/15/27 $ 643,248
500,000 Florida Power & Light Co 4 .450 05/15/26 503,682
400,000 Fortis, Inc 3 .055 10/04/26 389,218
1,000,000 Georgia Power Co 5 .004 02/23/27 1,021,975
300,000 Gulf Power Co 3 .300 05/30/27 294,902
100,000 ITC Holdings Corp 3 .250 06/30/26 98,130
500,000 National Fuel Gas Co 5 .500 01/15/26 504,511
175,000 National Fuel Gas Co 5 .500 10/01/26 178,581
500,000 NextEra Energy Capital Holdings, Inc 4 .950 01/29/26 505,039
800,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 788,988
400,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 380,996
400,000 NiSource, Inc 3 .490 05/15/27 392,982
200,000 Pacific Gas & Electric Co 2 .950 03/01/26 195,193
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 249,795
1,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 981,085
300,000 Pacific Gas and Electric Co 2 .100 08/01/27 281,144
300,000 PPL Capital Funding, Inc 3 .100 05/15/26 293,691
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 477,527
100,000 Public Service Electric and Gas Co 2 .250 09/15/26 96,650
150,000 San Diego Gas & Electric Co 2 .500 05/15/26 146,576
350,000 Sempra 4 .125 04/01/52 332,783
500,000 Sempra Energy 3 .300 04/01/25 495,696
500,000 Sempra Energy 5 .400 08/01/26 509,317
500,000 Southern California Edison Co 5 .350 03/01/26 506,808
300,000 Southern California Edison Co 4 .900 06/01/26 302,862
1,000,000 Southern California Edison Co 4 .400 09/06/26 1,007,633
175,000 Southern California Edison Co 4 .875 02/01/27 177,692
500,000 Southern Co 5 .113 08/01/27 511,571
300,000 Southern Co 4 .000 01/15/51 295,762
300,000 Southern Co 3 .750 09/15/51 290,352
300,000 Southern Co Gas Capital Corp 3 .250 06/15/26 295,507
300,000 Southern Power Co 0 .900 01/15/26 286,988
250,000 Southwestern Electric Power Co 2 .750 10/01/26 242,268
500,000 Spire, Inc 5 .300 03/01/26 505,534
500,000 Virginia Electric and Power Co 3 .750 05/15/27 496,145
750,000 WEC Energy Group, Inc 5 .000 09/27/25 753,102
800,000 WEC Energy Group, Inc 4 .750 01/09/26 803,407
100,000 WEC Energy Group, Inc 5 .600 09/12/26 102,529
300,000 Wisconsin Public Service Corp 5 .350 11/10/25 303,255
200,000 Xcel Energy, Inc 3 .350 12/01/26 196,012
400,000 Xcel Energy, Inc 1 .750 03/15/27 376,926
TOTAL UTILITIES 29,493,114
TOTAL CORPORATE BONDS
(Cost $564,785,933) 574,234,608
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 73.3%
AGENCY SECURITIES - 1.5%
2,000,000 Federal Farm Credit Bank (FFCB) 4 .375 02/23/26 2,013,063
750,000 FFCB 4 .375 06/23/26 759,062
2,000,000 FFCB 4 .625 07/10/26 2,031,288
3,500,000 FFCB 4 .500 03/26/27 3,567,485
500,000 Federal Home Loan Bank (FHLB) 4 .625 06/06/25 501,850
200,000 FHLB 3 .125 06/13/25 198,709
500,000 FHLB 3 .625 09/04/26 499,485
4,500,000 FHLB 4 .625 11/17/26 4,590,626
4,500,000 (a) FHLB 4 .125 01/15/27 4,548,484
3,000,000 FHLB 4 .750 04/09/27 3,082,946
4,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 09/23/25 3,861,335
4,500,000 Federal National Mortgage Association (FNMA) 0 .625 04/22/25 4,409,026
2,500,000 FNMA 0 .500 11/07/25 2,405,668

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 500,000 (a) Tennessee Valley Authority (TVA) 0 .750% 05/15/25 $ 489,120
TOTAL AGENCY SECURITIES 32,958,147
FOREIGN GOVERNMENT BONDS - 3.6%
265,000 African Development Bank 0 .875 03/23/26 253,485
875,000 African Development Bank 4 .625 01/04/27 892,201
2,000,000 African Development Bank 4 .125 02/25/27 2,019,294
910,000 Asian Development Bank 4 .250 01/09/26 913,270
2,500,000 Asian Development Bank 1 .000 04/14/26 2,393,957
1,500,000 Asian Development Bank 2 .000 04/24/26 1,457,694
500,000 Asian Development Bank 4 .875 05/21/26 508,564
1,000,000 Asian Development Bank 4 .125 01/12/27 1,010,865
2,500,000 Asian Development Bank 1 .500 01/20/27 2,383,437
1,390,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,328,455
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,020,717
1,000,000 Canada Government International Bond 0 .750 05/19/26 951,774
310,000 Chile Government International Bond 3 .125 01/21/26 303,913
1,000,000 Chile Government International Bond 2 .750 01/31/27 965,811
675,000 Corp Andina de Fomento 1 .250 10/26/24 673,057
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,008,755
500,000 Corp Andina de Fomento 4 .750 04/01/26 503,430
350,000 Corp Andina de Fomento 6 .000 04/26/27 365,957
750,000 Council Of Europe Development Bank 3 .750 05/25/26 749,184
750,000 Council Of Europe Development Bank 4 .625 06/11/27 768,651
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 721,558
1,500,000 European Investment Bank 2 .750 08/15/25 1,482,251
3,000,000 European Investment Bank 0 .375 03/26/26 2,849,836
2,500,000 European Investment Bank 1 .375 03/15/27 2,368,583
2,150,000 (a) European Investment Bank 4 .375 03/19/27 2,188,281
500,000 Export Development Canada 4 .375 06/29/26 504,370
1,250,000 Export Development Canada 3 .750 09/07/27 1,253,538
750,000 Export-Import Bank of Korea 5 .375 09/18/25 756,883
750,000 Export-Import Bank of Korea 4 .875 01/11/26 756,722
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,014,659
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 1,002,107
1,700,000 Inter-American Development Bank 0 .875 04/20/26 1,623,919
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,030,915
2,000,000 Inter-American Development Bank 1 .500 01/13/27 1,906,394
500,000 Inter-American Development Bank 4 .375 02/01/27 507,471
500,000 Inter-American Development Bank 2 .375 07/07/27 483,314
2,585,000 International Bank for Reconstruction & Development 0 .500 10/28/25 2,489,244
1,500,000 International Bank for Reconstruction & Development 4 .750 04/10/26 1,520,362
3,000,000 International Bank for Reconstruction & Development 1 .875 10/27/26 2,893,076
750,000 International Finance Corp 3 .625 09/15/25 746,385
1,500,000 International Finance Corp 2 .126 04/07/26 1,461,000
715,000 International Finance Corp 4 .375 01/15/27 725,299
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 998,550
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 996,453
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 1,001,874
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 501,745
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,933,060
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 587,067
750,000 Korea Development Bank 4 .000 09/08/25 747,485
1,000,000 Korea Development Bank 5 .375 10/23/26 1,025,458
500,000 Korea Development Bank 4 .625 02/15/27 508,070
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,463,046
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 964,246
500,000 Mexico Government International Bond 4 .125 01/21/26 496,962
1,000,000 (a) Mexico Government International Bond 4 .150 03/28/27 993,380
400,000 Nordic Investment Bank 5 .000 10/15/25 403,693
300,000 Panama Government International Bond 3 .750 03/16/25 297,669
460,000 Panama Government International Bond 7 .125 01/29/26 473,614
750,000 Peruvian Government International Bond 4 .125 08/25/27 744,050
Short Term Bond Index

See Notes to Financial Statements
Portfolio of Investments September 30, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,015,000 Philippine Government International Bond 5 .500% 03/30/26 $ 1,032,673
500,000 Philippine Government International Bond 3 .229 03/29/27 489,445
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,186,111
2,595,000 Province of Ontario Canada 1 .050 04/14/26 2,484,570
500,000 Province of Ontario Canada 2 .300 06/15/26 487,038
1,000,000 Province of Quebec Canada 0 .600 07/23/25 971,420
600,000 Province of Quebec Canada 2 .500 04/20/26 587,146
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 299,616
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 479,777
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 395,296
925,000 Svensk Exportkredit AB 0 .625 10/07/24 924,343
750,000 Svensk Exportkredit AB 4 .625 11/28/25 753,841
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 1,004,113
200,000 Svensk Exportkredit AB 4 .875 09/14/26 203,859
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 1,001,926
TOTAL FOREIGN GOVERNMENT BONDS 79,196,234
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 469,193
TOTAL MUNICIPAL BONDS 469,193
U.S. TREASURY SECURITIES - 68.2%
52,000,000 United States Treasury Note 4 .500 11/15/25 52,333,125
29,500,000 United States Treasury Note 4 .875 11/30/25 29,822,656
42,000,000 United States Treasury Note 4 .000 12/15/25 42,067,266
38,800,000 United States Treasury Note 4 .250 12/31/25 38,975,812
47,500,000 United States Treasury Note 3 .875 01/15/26 47,524,121
27,500,000 United States Treasury Note 4 .250 01/31/26 27,648,242
63,000,000 United States Treasury Note 4 .000 02/15/26 63,169,805
20,000,000 United States Treasury Note 4 .625 02/28/26 20,222,656
53,000,000 United States Treasury Note 4 .625 03/15/26 53,637,656
15,950,000 United States Treasury Note 4 .500 03/31/26 16,118,223
14,500,000 United States Treasury Note 3 .750 04/15/26 14,500,566
5,500,000 United States Treasury Note 4 .875 04/30/26 5,593,887
79,750,000 United States Treasury Note 3 .625 05/15/26 79,622,276
18,500,000 United States Treasury Note 4 .875 05/31/26 18,839,649
56,000,000 United States Treasury Note 4 .125 06/15/26 56,378,437
33,750,000 United States Treasury Note 4 .625 06/30/26 34,269,433
26,700,000 United States Treasury Note 4 .500 07/15/26 27,069,211
14,200,000 United States Treasury Note 4 .375 07/31/26 14,370,844
73,000,000 United States Treasury Note 4 .375 08/15/26 73,912,500
14,500,000 United States Treasury Note 3 .750 08/31/26 14,520,957
41,000,000 United States Treasury Note 4 .625 09/15/26 41,735,117
6,000,000 United States Treasury Note 3 .500 09/30/26 5,983,359
26,000,000 United States Treasury Note 4 .625 10/15/26 26,489,531
10,000,000 United States Treasury Note 1 .125 10/31/26 9,498,047
10,000,000 United States Treasury Note 1 .625 10/31/26 9,598,438
68,800,000 United States Treasury Note 4 .625 11/15/26 70,173,313
49,650,000 United States Treasury Note 4 .375 12/15/26 50,437,418
46,800,000 United States Treasury Note 4 .000 01/15/27 47,187,563
60,500,000 United States Treasury Note 4 .125 02/15/27 61,199,531
54,700,000 United States Treasury Note 4 .250 03/15/27 55,544,004
41,000,000 United States Treasury Note 4 .500 04/15/27 41,892,070
90,750,000 United States Treasury Note 4 .500 05/15/27 92,802,510
58,250,000 United States Treasury Note 4 .625 06/15/27 59,822,295
68,500,000 United States Treasury Note 4 .375 07/15/27 69,934,219
78,500,000 United States Treasury Note 3 .750 08/15/27 78,874,101
67,000,000 United States Treasury Note 3 .375 09/15/27 66,659,766
TOTAL U.S. TREASURY SECURITIES 1,518,428,604
TOTAL GOVERNMENT BONDS
(Cost $1,611,380,671) 1,631,052,178

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0.0%
$ 274,963 American Airlines Pass Through Trust 3 .375% 05/01/27 $ 261,096
Series - 2015 1 (Class A)
254,192 United Airlines Pass Through Trust 4 .000 04/11/26 250,306
Series - 2020 A (Class A)
149,733 United Airlines Pass Through Trust 3 .750 09/03/26 146,620
Series - 2014 2 (Class A)
TOTAL ASSET BACKED 658,022
TOTAL STRUCTURED ASSETS
(Cost $647,734) 658,022
TOTAL LONG-TERM INVESTMENTS
(Cost $2,176,814,338) 2,205,944,808
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 2.4%
52,730,000 Federal Home Loan Bank (FHLB) 0 .000 10/01/24 52,723,189
TOTAL GOVERNMENT AGENCY DEBT 52,723,189
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill 0 .000 10/29/24 4,981,566
TOTAL TREASURY DEBT 4,981,566
TOTAL SHORT-TERM INVESTMENTS
(Cost $57,711,683) 57,704,755
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
5,702,773 (c) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (d) 5,702,773
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,702,773) 5,702,773
TOTAL INVESTMENTS - 101.9%
(Cost $2,240,228,794) 2,269,352,336
OTHER ASSETS & LIABILITIES, NET - (1.9)% (42,527,941)
NET ASSETS - 100.0% $ 2,226,824,395
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,538,155.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,297,738 or 0.1% of Total Investments.
(c)
Investments made with cash collateral received from securities on loan.
(d)
The rate shown is the one-day yield as of the end of the reporting period.
Money Market
Portfolio of Investments September 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 100.2%
GOVERNMENT AGENCY DEBT - 23.5%
$ 550,000 Federal Agricultural Mortgage Corp (FAMC) 0.000% 12/30/24 $ 543,152
1,900,000 Federal Farm Credit Bank (FFCB) 0.000 10/02/24 1,899,727
12,500,000 FFCB 0.000 10/18/24 12,471,785
400,000 FFCB 4.500 11/18/24 399,770
135,000 FFCB 0.000 11/20/24 134,031
3,800,000 FFCB 5.500 11/25/24 3,800,925
4,750,000 FFCB 0.000 12/10/24 4,706,683
100,000 FFCB 0.000 12/24/24 98,787
153,000 FFCB 0.000 01/15/25 150,784
4,250,000 FFCB 0.000 02/19/25 4,169,101
8,850,000 FFCB 0.000 02/21/25 8,678,448
3,497,000 FFCB 5.000 03/28/25 3,496,789
5,650,000 FFCB 0.000 04/09/25 5,518,794
8,990,000 FFCB 0.000 04/23/25 8,766,868
9,300,000 FFCB 5.125 05/22/25 9,294,820
9,500,000 Federal Home Loan Bank (FHLB) 0.000 10/01/24 9,500,000
200,000 FHLB 4.500 10/03/24 199,992
4,750,000 FHLB 0.000 10/07/24 4,745,860
19,000,000 FHLB 0.000 10/08/24 18,980,697
41,000,000 FHLB 0.000 10/15/24 40,919,799
65,900,000 FHLB 0.000 10/16/24 65,757,346
34,040,000 FHLB 0.000 10/31/24 33,898,734
100,000 FHLB 0.000 11/01/24 99,569
6,395,000 FHLB 0.000 11/15/24 6,354,257
100,000 FHLB 0.000 11/20/24 99,269
285,000 FHLB 0.000 12/13/24 282,103
7,200,000 FHLB 0.000 12/16/24 7,125,478
100,000 FHLB 0.000 12/23/24 98,810
100,000 FHLB 0.000 12/26/24 98,758
100,000 FHLB 0.000 01/06/25 98,690
9,000,000 FHLB 0.000 01/16/25 8,870,263
13,750,000 FHLB 0.000 01/23/25 13,541,218
700,000 FHLB 0.000 01/30/25 688,542
17,750,000 FHLB 0.000 02/05/25 17,457,887
4,490,000 FHLB 0.000 02/06/25 4,415,925
12,100,000 FHLB 0.000 02/10/25 11,888,815
17,800,000 FHLB 0.000 02/14/25 17,476,554
17,000,000 FHLB 0.000 02/18/25 16,682,667
3,750,000 FHLB 0.000 02/21/25 3,674,776
16,000,000 FHLB 0.000 02/26/25 15,684,267
100,000 FHLB 0.000 02/28/25 97,904
1,400,000 FHLB 0.000 03/21/25 1,367,747
8,500,000 FHLB 0.000 04/02/25 8,290,440
3,500,000 FHLB 0.000 04/11/25 3,410,213
6,500,000 FHLB 0.000 04/17/25 6,323,038
6,770,000 FHLB 5.125 05/15/25 6,767,400
17,750,000 FHLB 0.000 05/16/25 17,195,978
2,800,000 FHLB 0.000 05/29/25 2,707,320
11,500,000 Federal Home Loan Mortgage Corp (FHLMC) 0.000 10/22/24 11,464,982
1,400,000 FHLMC 1.500 02/12/25 1,380,968
415,000 FHLMC 0.375 09/23/25 400,842
54,675,000 Federal National Mortgage Association (FNMA) 0.000 10/07/24 54,631,989
16,500,000 Tennessee Valley Authority (TVA) 0.000 10/09/24 16,482,767
TOTAL GOVERNMENT AGENCY DEBT 493,292,328
REPURCHASE AGREEMENT - 43.5%
198,000,000 (a) Bank of New York Mellon 4.860 10/01/24 198,000,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENT (continued)
$ 717,167,000 (b) Fixed Income Clearing Corporation 4.880% 10/01/24 $ 717,167,000
TOTAL REPURCHASE AGREEMENT 915,167,000
TREASURY DEBT - 14.9%
73,500,000 United States Treasury Bill 0.000 10/15/24 73,352,061
52,500,000 United States Treasury Bill 0.000 10/17/24 52,379,069
10,000,000 United States Treasury Bill 0.000 10/24/24 9,966,826
45,000,000 United States Treasury Bill 0.000 10/29/24 44,817,316
17,630,000 United States Treasury Bill 0.000 11/21/24 17,503,497
7,500,000 United States Treasury Bill 0.000 12/26/24 7,407,863
4,500,000 United States Treasury Bill 0.000 02/20/25 4,411,839
28,750,000 United States Treasury Bill 0.000 05/15/25 27,857,777
33,000,000 United States Treasury Bill 0.000 06/12/25 31,856,019
9,375,000 United States Treasury Bill 0.000 09/04/25 9,035,944
9,500,000 United States Treasury Note 0.750 11/15/24 9,448,720
8,500,000 United States Treasury Note 2.250 11/15/24 8,472,775
12,000,000 United States Treasury Note 3.875 04/30/25 11,912,664
3,750,000 United States Treasury Note 2.125 05/15/25 3,680,582
TOTAL TREASURY DEBT 312,102,952
VARIABLE RATE SECURITIES - 18.3%
6,750,000 (c) Federal Farm Credit Bank (FFCB), (SOFR - 0.000%) 4.840 10/08/24 6,750,000
2,500,000 (c) FFCB, (SOFR + 0.180%) 5.020 10/16/24 2,500,153
3,000,000 (c) FFCB, (SOFR + 0.020%) 4.860 11/06/24 2,999,933
7,065,000 (c) FFCB, (SOFR + 0.190%) 5.030 11/25/24 7,066,764
27,500,000 (c) Federal Home Loan Bank (FHLB), (SOFR + 0.005%) 4.845 10/07/24 27,500,000
2,000,000 (c) FHLB, (SOFR + 0.010%) 4.850 11/04/24 1,999,940
35,150,000 (c) FHLB, (SOFR - 0.000%) 4.840 11/08/24 35,150,000
3,000,000 (c) FHLB, (SOFR + 0.025%) 4.865 11/14/24 2,999,938
5,830,000 (c) FHLB, (SOFR + 0.120%) 4.960 11/18/24 5,830,691
54,000,000 (c) FHLB, (SOFR - 0.000%) 4.840 11/19/24 54,000,000
45,750,000 (c) FHLB, (SOFR + 0.010%) 4.850 11/19/24 45,749,562
7,065,000 (c) FHLB, (SOFR + 0.010%) 4.850 11/25/24 7,064,848
54,000,000 (c) FHLB, (SOFR + 0.010%) 4.850 11/29/24 54,000,000
16,000,000 (c) FHLB, (SOFR - 0.000%) 4.840 12/10/24 16,000,000
16,570,000 (c) FHLB, (SOFR + 0.010%) 4.850 12/10/24 16,570,000
54,000,000 (c) FHLB, (SOFR + 0.005%) 4.845 12/16/24 54,000,000
45,000,000 (c) FHLB, (SOFR + 0.010%) 4.850 12/27/24 45,000,000
TOTAL VARIABLE RATE SECURITIES 385,181,829
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,105,744,109) 2,105,744,109
TOTAL INVESTMENTS - 100.2%
(Cost $2,105,744,109) 2,105,744,109
OTHER ASSETS & LIABILITIES, NET - (0.2)% (4,650,138)
NET ASSETS - 100.0% $ 2,101,093,971
SOFR Secured Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 4.860% dated 9/30/24 to be repurchased at $201,819,484 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 4.875% and maturity date 10/31/28, valued at $201,960,067.
(b) Agreement with Fixed Income Clearing Corporation, 4.880% dated 9/30/24 to be repurchased at $717,264,216 on 10/1/24, collateralized by Government Agency
Securities, with coupon rates 0.875%–4.625% and maturity date 6/30/26, valued at $731,510,482.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2024 (Unaudited)
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
ASSETS
Long-term investments, at value
*†
$ 26,105,454,742 $ 10,643,045,354 $ 6,718,487,758 $ 4,705,351,021
Short-term investments, at value
#
220,433,024 148,044,000 78,588,665 119,096,409
Investments purchased with collateral from securities lending, at value (cost approximates value) 150,280,866 120,318,843 128,459,490 309,731,181
Cash 932,625 6,790,493 650,465 4,269,272
Cash denominated in foreign currencies
^
– – – 3
Cash collateral at brokers for investments in mortgage dollar rolls – 28,650,000 25,927,560 20,300,000
Cash collateral at brokers for investments in swap contracts – 1,258,757 – 2,395,264
Receivables:
Dividends – 164,468 277,554 70,455
Interest 177,437,344 81,057,758 45,278,117 38,317,847
Investments sold 68,351,508 102,828,111 368,333,216 80,667,813
Reclaims 573 – – –
Reimbursement from Adviser 792,603 959,242 – 633,289
Shares sold 125,083,858 21,041,480 7,738,749 10,594,890
Unrealized appreciation on forward foreign currency contracts – 851 – 394
Other 1,525,347 1,894,093 524,554 1,248,020
Total assets 26,850,292,490 11,156,053,450 7,374,266,128 5,292,675,858
LIABILITIES
Due to affiliates 32,531 22,286 18,604 14,687
Cash collateral due to broker – – – –
Cash overdraft – – – –
Payables:
Management fees 1,287,178 2,406,609 1,843,534 1,126,788
Collateral from securities lending 150,280,866 120,318,843 128,459,490 309,731,181
Dividends 41,785,187 17,722,851 4,853,470 13,816,738
Capital gain taxes – 7,699 – –
Investments purchased - regular settlement 346,761,315 77,847,047 395,235,360 100,567,267
Investments purchased - when-issued/delayed-delivery
settlement 3,403,303 110,438,108 16,062,948 44,341,084
Shares redeemed 19,324,929 13,921,847 12,195,861 791,126
Service agreement fees 117,567 428,198 397,589 89,229
Variation margin on futures contracts – – – –
Variation margin on centrally cleared swap contracts – 418,294 – 324,000
Unrealized depreciation on forward foreign currency contracts – 99,614 145,408 59,121
Accrued expenses:
Custodian fees 244,724 69,345 42,685 53,833
Professional fees 59,347 36,863 34,936 34,238
Shareholder reporting expenses 121,449 207,794 112,935 26,036
Shareholder servicing agent fees 5,062 4,929 150 41,752
Trustees fees 1,155,187 1,602,869 163,033 475,832
12b-1 distribution and service fees 9,189 15,690 68,315 48,323
Other 186,921 65,805 168,155 18,933
Total liabilities 564,774,755 345,634,691 559,802,473 471,560,168
Net assets $ 26,285,517,735 $ 10,810,418,759 $ 6,814,463,655 $ 4,821,115,690
NET ASSETS CONSIST OF:
Paid-in capital $ 28,160,875,382 $ 11,993,771,602 $ 7,677,291,615 $ 5,433,305,039
Total distributable earnings (loss) (1,875,357,647) (1,183,352,843) (862,827,960) (612,189,349)
Net assets $ 26,285,517,735 $ 10,810,418,759 $ 6,814,463,655 $ 4,821,115,690
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 216,694,305 $ 126,298,673 $ 124,621,058 $ 304,994,200
†
Long-term investments, cost $ 27,669,867,620 $ 11,011,175,592 $ 6,907,976,763 $ 4,869,517,447
#
Short-term investments, cost 220,433,398 148,034,979 78,588,702 119,095,918
^
Cash denominated in foreign currencies, cost $ – $ – $ – $ 3
See Notes to Financial Statements

8.5
5–15 Year Laddered
Tax Exempt Bond
8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 210,525,795 $ 163,323,495 $ 1,983,405,716 $ 76,376,432 $ 1,826,180,947 $ 2,205,944,808 $ –
2,032,605 1,900,000 66,978,152 1,425,000 32,556,764 57,704,755 2,105,744,109
– – 59,204,186 255,187 2,114,578 5,702,773 –
97,504 41,519 – 20,609 379,317 738 2,331
– – – – – – –
– – – – – – –
– – – – – – –
– – – – – – –
2,565,981 1,364,703 34,485,005 522,470 11,423,355 20,851,141 2,853,180
– 556,625 24,103,160 4,467,702 95,458,534 – –
– – – – – 446 –
11,387 22,205 121,195 16,256 194,006 73,850 –
799 97,897 1,985,432 – 9,997,583 26,702,043 4,446,613
– – – – – – –
92,319 32,851 540,816 32,072 276,625 35,617 –
215,326,390 167,339,295 2,170,823,662 83,115,728 1,978,581,709 2,317,016,171 2,113,046,233
6,026 8,695 12,986 8,598 12,001 11,681 12,299
– – – – 34 – –
– – 8,044,489 – – – –
44,070 54,339 572,181 18,792 374,160 89,946 173,224
– – 59,204,186 255,187 2,114,578 5,702,773 –
43,990 253,825 2,520,129 93,824 4,128,229 4,808,595 22,260
– – – – – – –
– 199,490 11,586,766 5,291,273 103,869,264 79,273,717 9,035,944
– 250,000 42,779,434 300,000 – – –
31,629 142,687 6,862,556 82,078 534,281 25,889 2,372,720
150 17,661 45,377 1,503 104,470 165,783 138,232
– – – – 221,625 – –
– – – – – – –
– – – – – – –
9,209 9,699 10,652 7,888 12,311 26,861 11,944
18,807 30,166 32,993 24,759 27,547 27,381 21,536
3,222 9,561 77,556 1,634 24,837 8,267 13,603
16,763 1,214 22,110 261 20,859 779 74,695
89,558 1,265 499,049 782 267,732 25,518 (8,593)
42,391 1,569 44,333 769 23,570 552 66,105
728 1,014 14,275 – 14,224 24,034 18,293
306,543 981,185 132,329,072 6,087,348 111,749,722 90,191,776 11,952,262
$ 215,019,847 $ 166,358,110 $ 2,038,494,590 $ 77,028,380 $ 1,866,831,987 $ 2,226,824,395 $ 2,101,093,971
$ 229,149,478 $ 177,132,817 $ 2,510,203,503 $ 77,794,898 $ 1,910,174,514 $ 2,256,322,989 $ 2,100,973,405
(14,129,631) (10,774,707) (471,708,913) (766,518) (43,342,527) (29,498,594) 120,566
$ 215,019,847 $ 166,358,110 $ 2,038,494,590 $ 77,028,380 $ 1,866,831,987 $ 2,226,824,395 $ 2,101,093,971
$ – $ – $ 63,447,207 $ 249,888 $ 2,016,999 $ 5,538,155 $ –
$ 208,328,038 $ 167,889,472 $ 1,994,958,538 $ 76,408,625 $ 1,827,972,201 $ 2,176,814,338 $ –
2,032,622 1,900,000 66,977,324 1,425,000 32,558,073 57,711,683 2,105,744,109
$ – $ – $ – $ – $ – $ – $ –
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
September 30, 2024 (Unaudited)
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
§
8.4
Core Plus Bond
CLASS A:
Net assets $ 28,476,126 $ 73,370,153 $ 324,859,216 $ 232,975,430
Shares outstanding 2,881,626 7,683,522 35,297,437 24,696,391
Net asset value ("NAV") per share $ 9.88 $ 9.55 $ 9.20 $ 9.43
Maximum sales charge 3.75% 3.75% 3.75% 3.75%
Offering price per share (NAV per share plus maximum sales
charge) $ 10.26 $ 9.92 $ 9.56 $ 9.80
CLASS I:
Net assets $ 27,078,107 $ 715,659,422 $ 1,051,985,752 $ 84,884,806
Shares outstanding 2,741,383 76,219,237 114,183,143 9,007,856
NAV and offering price per share $ 9.88 $ 9.39 $ 9.21 $ 9.42
PREMIER CLASS:
Net assets $ 27,437,471 $ 12,352,802 $ 12,004,754 $ 4,068,729
Shares outstanding 2,778,338 1,316,062 1,303,479 432,283
NAV and offering price per share $ 9.88 $ 9.39 $ 9.21 $ 9.41
CLASS R6:
Net assets $ 11,239,567,886 $ 5,614,414,459 $ 5,215,108,070 $ 1,606,891,586
Shares outstanding 1,137,994,215 598,417,537 566,327,008 170,660,747
NAV and offering price per share $ 9.88 $ 9.38 $ 9.21 $ 9.42
RETIREMENT CLASS:
Net assets $ 521,042,336 $ 141,514,614 $ 210,505,863 $ 274,540,089
Shares outstanding 52,730,260 14,804,535 22,853,277 29,123,560
NAV and offering price per share $ 9.88 $ 9.56 $ 9.21 $ 9.43
CLASS W:
Net assets $ 14,441,915,809 $ 4,253,107,309 $ – $ 2,617,755,050
Shares outstanding 1,462,024,423 453,271,211 – 278,024,420
NAV and offering price per share $ 9.88 $ 9.38 $ – $ 9.42
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001
See Notes to Financial Statements

8.5
5–15 Year Laddered
Tax Exempt Bond
8.6
Green Bond
§
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 206,382,687 $ 7,121,108 $ 210,051,391 $ 3,145,044 $ 113,648,194 $ 2,519,753 $ 300,299,167
20,839,947 764,602 23,501,799 323,601 11,163,436 259,448 300,260,338
$ 9.90 $ 9.31 $ 8.94 $ 9.72 $ 10.18 $ 9.71 $ 1.00
3.00% 3.75% 4.75% 2.50% 2.50% 2.50% –%
$ 10.21 $ 9.67 $ 9.39 $ 9.97 $ 10.44 $ 9.96 $ 1.00
$ 336,141 $ 38,140,069 $ 3,958,583 $ 2,027,872 $ 188,549,992 $ 513,856 $ 43,672,827
34,012 4,097,589 445,257 208,857 18,539,815 52,912 43,670,344
$ 9.88 $ 9.31 $ 8.89 $ 9.71 $ 10.17 $ 9.71 $ 1.00
$ – $ 931,218 $ 6,856,402 $ 971,909 $ 2,076,963 $ 306,116 $ 44,289,788
– 100,000 769,670 100,000 203,997 31,528 44,278,560
$ – $ 9.31 $ 8.91 $ 9.72 $ 10.18 $ 9.71 $ 1.00
$ 8,301,019 $ 105,686,274 $ 1,197,166,299 $ 65,066,875 $ 492,921,365 $ 60,892,963 $ 1,088,846,115
839,003 11,348,861 134,524,641 6,694,962 48,449,484 6,266,529 1,088,752,573
$ 9.89 $ 9.31 $ 8.90 $ 9.72 $ 10.17 $ 9.72 $ 1.00
$ – $ 14,479,441 $ 212,750,210 $ 5,816,680 $ 139,394,055 $ 815,137,208 $ 623,986,074
– 1,554,731 23,900,642 598, 382 13,685,977 83,893,696 623,940,115
$ – $ 9.31 $ 8.90 $ 9.72 $ 10.19 $ 9.72 $ 1.00
$ – $ – $ 407,711,705 $ – $ 930,241,418 $ 1,347,454,499 $ –
– – 45,812,545 – 91,445,552 138,671,478 –
$ – $ – $ 8.90 $ – $ 10.17 $ 9.72 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001
Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited)
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
8.4
Core Plus Bond
8.5
5–15 Year
Laddered Tax
Exempt Bond
INVESTMENT INCOME
Dividends
§
$ – $ 419,955 $ 1,365,430 $ 186,349 $ –
Interest 422,865,575 237,955,098 149,727,916 117,426,059 3,736,159
Securities lending income, net 607,189 389,821 447,456 844,532 –
Tax withheld – (8,707) (78,499) – –
Total investment income 423,472,764 238,756,167 151,462,303 118,456,940 3,736,159
EXPENSES
Management fees 7,319,498 14,087,699 10,669,825 6,747,013 270,235
12b-1 distribution and service fees — Class A 34,308 90,345 366,964 283,512 259,939
12b-1 distribution and service fees — Premier Class 20,235 2,676 9,254 2,536 –
Shareholder servicing agent fees — Class A 15,830 21,529 17,735 86,366 33,634
Shareholder servicing agent fees — Class I 13,241 476,384 397,861 33,979 176
Shareholder servicing agent fees — Premier Class 57 43 1,411 32 –
Shareholder servicing agent fees — Class R6 3,048 2,331 6,250 1,601 79
Shareholder servicing agent fees — Retirement Class 618,190 170,657 266,732 337,046 –
Shareholder servicing agent fees — Class W 3,395 1,153 – 766 –
Administrative service fees 124,989 69,866 50,974 49,048 18,288
Trustees fees 54,204 21,672 14,518 10,859 988
Custodian expenses 506,476 137,361 81,791 106,202 17,940
Overdraft expense 296 59 16,109 – 147
Professional fees 57,918 37,658 35,853 34,582 18,426
Registration fees 89,219 58,188 103,742 38,997 26,129
Shareholder reporting expenses 140,716 197,482 113,000 30,143 8,268
Other 285,321 87,253 423,412 37,181 4,442
Total expenses 9,286,941 15,462,356 12,575,431 7,799,863 658,691
Expenses reimbursed by the investment adviser (4,748,720) (5,954,981) – (3,854,960) (43,917)
Fee waiver by investment adviser and Nuveen Securities – (8,356) – (4,178) –
Net expenses 4,538,221 9,499,019 12,575,431 3,940,725 614,774
Net investment income (loss) 418,934,543 229,257,148 138,886,872 114,516,215 3,121,385
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (32,176,667) (42,019,206) (23,994,649) (60,811,820) (5,078,893)
Futures contracts – (20,096) – (20,377) –
Swap contracts – (2,309,008) – (727,061) –
Foreign currency transactions 5,988 (1,650,264) 215,730 (740,166) 518
Net realized gain (loss) (32,170,679) (45,998,574) (23,778,919) (62,299,424) (5,078,375)
Change in unrealized appreciation (depreciation) on:
Investments
‡
913,025,621 378,790,727 235,338,821 210,155,561 6,333,358
Futures contracts – – – – –
Forward foreign currency contracts – (98,763) (145,408) (58,727) –
Swap contracts – (418,294) – (205,513) –
Foreign currency translations – (115,220) (293,565) (44,168) –
Net change in unrealized appreciation (depreciation) 913,025,621 378,158,450 234,899,848 209,847,153 6,333,358
Net realized and unrealized gain (loss) 880,854,942 332,159,876 211,120,929 147,547,729 1,254,983
Net increase (decrease) in net assets from operations $ 1,299,789,485 $ 561,417,024 $ 350,007,801 $ 262,063,944 $ 4,376,368
§
Consolidated Statement of Operations (see Notes to Financial Statements)
‡
Net of change in unrealized foreign capital gains
taxes $ – $ (2,604) $ – $ – $ –
See Notes to Financial Statements

8.6
Green Bond
8.7
High Yield
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 31,281 $ 1,544,250 $ – $ – $ – $ –
3,921,972 66,728,505 1,919,213 43,113,551 46,068,910 55,701,943
887 227,306 199 7,381 9,763 –
(1,122) – (14) – – –
3,953,018 68,500,061 1,919,398 43,120,932 46,078,673 55,701,943
319,898 3,436,815 114,910 2,300,494 520,568 1,048,383
8,974 261,396 3,957 141,409 3,007 376,809
683 6,983 722 1,681 246 29,726
2,103 46,475 498 35,488 1,611 142,116
17,518 2,188 345 84,240 315 9,979
20 38 20 28 34 52
102 2,221 72 1,042 334 391
17,340 262,429 8,298 206,442 937,156 791,204
– 329 – 344 385 –
26,855 38,052 26,505 37,581 38,804 34,393
393 4,390 165 3,668 4,917 5,183
19,064 22,060 15,991 23,094 59,846 28,969
316 5,312 24 256 1,274 –
29,684 32,229 24,254 27,134 27,003 26,377
29,771 45,580 30,966 43,480 76,268 59,937
11,339 54,899 6,244 22,746 20,564 25,773
10,117 15,568 7,913 21,372 36,904 3,575
494,177 4,236,964 240,884 2,950,499 1,729,236 2,582,867
(86,128) (734,188) (92,605) (1,210,007) (472,928) –
– – – – – –
408,049 3,502,776 148,279 1,740,492 1,256,308 2,582,867
3,544,969 64,997,285 1,771,119 41,380,440 44,822,365 53,119,076
(1,205,627) (7,579,807) 170,644 5,274,044 (5,291,439) 89,822
– – – 715,859 – –
– – – – – –
– 19,805 – 7,155 3,207 3,151
(1,205,627) (7,560,002) 170,644 5,997,058 (5,288,232) 92,973
5,137,046 52,673,284 1,030,254 28,927,556 41,632,609 –
– – – 457,510 – –
– – – – – –
– – – – – –
– – – – – –
5,137,046 52,673,284 1,030,254 29,385,066 41,632,609 –
3,931,419 45,113,282 1,200,898 35,382,124 36,344,377 92,973
$ 7,476,388 $ 110,110,567 $ 2,972,017 $ 76,762,564 $ 81,166,742 $ 53,212,049
$ – $ – $ – $ – $ – $ –
Statement of Changes in Net Assets
See Notes to Financial Statements

8.1
Bond Index
8.2
Core Bond
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 418,934,543 $ 676,145,294 $ 229,257,148 $ 408,170,025
Net realized gain (loss) (32,170,679) (81,222,343) (45,998,574) (201,164,190)
Net change in unrealized appreciation (depreciation) 913,025,621 (206,131,743) 378,158,450 99,437,908
Net increase (decrease) in net assets from operations 1,299,789,485 388,791,208 561,417,024 306,443,743
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (416,289) (755,316) (1,448,991) (2,780,120)
Class I (435,501) (784,005) (14,350,752) (25,327,335)
Premier Class (438,376) (737,754) (75,692) (164,999)
Class R6 (173,881,944) (291,349,797) (112,531,539) (195,082,646)
Retirement Class (7,784,392) (14,192,796) (2,777,125) (4,774,776)
Class W (235,940,163) (368,253,949) (96,875,157) (168,924,929)
Total distributions (418,896,665) (676,073,617) (228,059,256) (397,054,805)
FUND SHARE TRANSACTIONS
Subscriptions 2,928,269,106 5,159,333,860 1,333,720,304 2,367,607,244
Reinvestments of distributions 179,108,241 300,223,745 120,627,394 200,006,172
Redemptions (1,313,626,379) (2,394,561,171) (1,035,601,301) (1,748,819,913)
Net increase (decrease) from Fund share transactions 1,793,750,968 3,064,996,434 418,746,397 818,793,503
Net increase (decrease) in net assets 2,674,643,788 2,777,714,025 752,104,165 728,182,441
Net assets at the beginning of period 23,610,873,947 20,833,159,922 10,058,314,594 9,330,132,153
Net assets at the end of period $ 26,285,517,735 $ 23,610,873,947 $ 10,810,418,759 $ 10,058,314,594
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)
See Notes to Financial Statements

8.3
Core Impact Bond
§
8.4
Core Plus Bond
8.5
5–15 Year Laddered Tax Exempt Bond
8.6
Green Bond
§
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
$ 138,886,872 $ 240,777,881 $ 114,516,215 $ 212,245,838 $ 3,121,385 $ 5,527,132 $ 3,544,969 $ 5,862,197
(23,778,919) (189,868,801) (62,299,424) (97,566,671) (5,078,375) (9,282,567) (1,205,627) (2,289,499)
234,899,848 111,821,162 209,847,153 57,544,404 6,333,358 9,707,237 5,137,046 721,808
350,007,801 162,730,242 262,063,944 172,223,571 4,376,368 5,951,802 7,476,388 4,294,506
– – – – – – – –
(5,975,065) (9,502,826) (4,898,939) (9,126,155) (2,988,396) (5,291,216) (150,047) (277,620)
(22,309,637) (40,319,601) (1,793,512) (3,585,913) (5,251) (10,861) (805,127) (1,600,890)
(257,235) (528,330) (75,977) (183,385) – – (19,752) (36,021)
(106,248,194) (182,548,631) (36,349,773) (64,332,363) (127,667) (227,471) (2,277,405) (3,440,246)
(4,353,074) (8,981,442) (5,924,671) (11,615,916) – – (292,917) (527,711)
– – (64,251,065) (112,277,933) – – – –
(139,143,205) (241,880,830) (113,293,937) (201,121,665) (3,121,314) (5,529,548) (3,545,248) (5,882,488)
973,923,096 1,885,268,213 344,616,763 830,859,738 4,079,443 8,472,343 13,187,008 37,769,015
110,933,500 189,317,510 30,079,575 55,532,199 2,851,872 5,082,701 2,018,971 3,092,068
(791,322,204) (1,790,965,829) (458,642,888) (606,399,433) (15,590,848) (28,663,480) (9,461,836) (26,372,148)
293,534,392 283,619,894 (83,946,550) 279,992,504 (8,659,533) (15,108,436) 5,744,143 14,488,935
504,398,988 204,469,306 64,823,457 251,094,410 (7,404,479) (14,686,182) 9,675,283 12,900,953
6,310,064,667 6,105,595,361 4,756,292,233 4,505,197,823 222,424,326 237,110,508 156,682,827 143,781,874
$ 6,814,463,655 $ 6,310,064,667 $ 4,821,115,690 $ 4,756,292,233 $ 215,019,847 $ 222,424,326 $ 166,358,110 $ 156,682,827
Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
8.7
High Yield
8.9
Short Duration Impact Bond
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 64,997,285 $ 129,816,820 $ 1,771,119 $ 3,087,369
Net realized gain (loss) (7,560,002) (100,708,906) 170,644 (164,600)
Net change in unrealized appreciation (depreciation) 52,673,284 173,486,086 1,030,254 161,272
Net increase (decrease) in net assets from operations 110,110,567 202,594,000 2,972,017 3,084,041
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (6,504,053) (12,822,845) (69,255) (128,439)
Class I (128,607) (329,715) (45,042) (75,051)
Premier Class (291,747) (817,536) (21,691) (39,984)
Class R6 (37,756,019) (76,149,838) (1,489,610) (2,589,154)
Retirement Class (6,565,085) (13,088,575) (145,295) (254,903)
Class W (13,804,469) (26,623,978) – –
Total distributions (65,049,980) (129,832,487) (1,770,893) (3,087,531)
FUND SHARE TRANSACTIONS
Subscriptions 238,895,872 524,846,613 8,528,231 23,511,732
Reinvestments of distributions 49,649,199 93,011,204 1,213,660 2,056,709
Redemptions (285,880,627) (1,103,481,492) (9,794,742) (19,366,939)
Net increase (decrease) from Fund share transactions 2,664,444 (485,623,675) (52,851) 6,201,502
Net increase (decrease) in net assets 47,725,031 (412,862,162) 1,148,273 6,198,012
Net assets at the beginning of period 1,990,769,559 2,403,631,721 75,880,107 69,682,095
Net assets at the end of period $ 2,038,494,590 $ 1,990,769,559 $ 77,028,380 $ 75,880,107
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)
See Notes to Financial Statements

9.01
Short Term Bond
9.1
Short Term Bond Index
9.2
Money Market
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
$ 41,380,440 $ 75,045,358 $ 44,822,365 $ 62,753,459 $ 53,119,076 $ 99,983,452
5,997,058 (25,336,903) (5,288,232) (24,385,596) 92,973 27,621
29,385,066 38,799,387 41,632,609 20,628,988 – –
76,762,564 88,507,842 81,166,742 58,996,851 53,212,049 100,011,073
– – – – – –
(2,269,841) (4,089,679) (47,745) (82,962) (7,305,555) (14,281,090)
(3,898,958) (7,361,277) (10,644) (19,991) (1,168,486) (1,942,999)
(46,707) (116,334) (6,855) (14,310) (1,000,694) (2,044,951)
(10,596,343) (20,438,576) (1,438,609) (2,736,085) (28,013,936) (52,085,254)
(3,352,364) (6,901,049) (15,379,577) (18,660,925) (15,633,555) (29,631,070)
(21,173,449) (36,222,884) (27,943,171) (41,240,164) – –
(41,337,662) (75,129,799) (44,826,601) (62,754,437) (53,122,226) (99,985,364)
248,758,139 431,661,050 285,720,066 585,111,175 370,527,870 813,404,690
15,839,738 26,956,163 16,855,694 21,498,929 52,959,358 99,644,437
(288,669,903) (616,354,986) (108,364,762) (179,901,586) (381,483,205) (755,336,171)
(24,072,026) (157,737,773) 194,210,998 426,708,518 42,004,023 157,712,956
11,352,876 (144,359,730) 230,551,139 422,950,932 42,093,846 157,738,665
1,855,479,111 1,999,838,841 1,996,273,256 1,573,322,324 2,059,000,125 1,901,261,460
$ 1,866,831,987 $ 1,855,479,111 $ 2,226,824,395 $ 1,996,273,256 $ 2,101,093,971 $ 2,059,000,125
Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.1
Bond Index
Class A:
9/30/24
#
$ 9.54 $ 0.15 $ 0.34 $ 0.49 $ (0.15) $ — $ (0.15) $ 9.88
3/31/24 9.68 0.26 (0.14) 0.12 (0.26) — (0.26) 9.54
3/31/23 10.45 0.22 (0.77) (0.55) (0.22) (0.00)
d
(0.22) 9.68
3/31/22 11.15 0.18 (0.68) (0.50) (0.18) (0.02) (0.20) 10.45
3/31/21 11.41 0.21 (0.17) 0.04 (0.21) (0.09) (0.30) 11.15
3/31/20 10.77 0.25 0.64 0.89 (0.25) — (0.25) 11.41
Class I:
9/30/24
#
9.54 0.16 0.34 0.50 (0.16) — (0.16) 9.88
3/31/24 9.67 0.28 (0.13) 0.15 (0.28) — (0.28) 9.54
3/31/23 10.44 0.24 (0.77) (0.53) (0.24) (0.00)
d
(0.24) 9.67
3/31/22 11.14 0.20 (0.68) (0.48) (0.20) (0.02) (0.22) 10.44
3/31/21 11.41 0.23 (0.18) 0.05 (0.23) (0.09) (0.32) 11.14
3/31/20 10.76 0.27 0.66 0.93 (0.28) — (0.28) 11.41
Premier Class:
9/30/24
#
9.53 0.16 0.35 0.51 (0.16) — (0.16) 9.88
3/31/24 9.67 0.28 (0.14) 0.14 (0.28) — (0.28) 9.53
3/31/23 10.44 0.23 (0.77) (0.54) (0.23) (0.00)
d
(0.23) 9.67
3/31/22 11.14 0.19 (0.68) (0.49) (0.19) (0.02) (0.21) 10.44
3/31/21 11.40 0.22 (0.16) 0.06 (0.23) (0.09) (0.32) 11.14
3/31/20 10.76 0.27 0.64 0.91 (0.27) — (0.27) 11.40
Class R6:
9/30/24
#
9.53 0.16 0.35 0.51 (0.16) — (0.16) 9.88
3/31/24 9.67 0.29 (0.14) 0.15 (0.29) — (0.29) 9.53
3/31/23 10.44 0.25 (0.77) (0.52) (0.25) (0.00)
d
(0.25) 9.67
3/31/22 11.14 0.21 (0.68) (0.47) (0.21) (0.02) (0.23) 10.44
3/31/21 11.40 0.24 (0.17) 0.07 (0.24) (0.09) (0.33) 11.14
3/31/20 10.76 0.29 0.64 0.93 (0.29) — (0.29) 11.40
Retirement Class:
9/30/24
#
9.54 0.15 0.34 0.49 (0.15) — (0.15) 9.88
3/31/24 9.68 0.27 (0.14) 0.13 (0.27) — (0.27) 9.54
3/31/23 10.45 0.23 (0.77) (0.54) (0.23) (0.00)
d
(0.23) 9.68
3/31/22 11.15 0.18 (0.68) (0.50) (0.18) (0.02) (0.20) 10.45
3/31/21 11.41 0.21 (0.17) 0.04 (0.21) (0.09) (0.30) 11.15
3/31/20 10.77 0.26 0.64 0.90 (0.26) — (0.26) 11.41
Class W:
9/30/24
#
9.54 0.17 0.34 0.51 (0.17) — (0.17) 9.88
3/31/24 9.67 0.30 (0.13) 0.17 (0.30) — (0.30) 9.54
3/31/23 10.44 0.26 (0.77) (0.51) (0.26) (0.00)
d
(0.26) 9.67
3/31/22 11.15 0.22 (0.69) (0.47) (0.22) (0.02) (0.24) 10.44
3/31/21 11.41 0.25 (0.16) 0.09 (0.26) (0.09) (0.35) 11.15
3/31/20 10.76 0.30 0.65 0.95 (0.30) — (0.30) 11.41
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5.15% $ 28,476 0.44%
c
0.44%
c
3.03%
c
7%
1.32 27,552 0.39 0.39 2.78 14
(5.20) 27,979 0.38 0.38 2.26 20
(4.61) 31,980 0.44 0.40 1.59 18
0.24 36,033 0.42 0.42 1.78 29
8.39 29,641 0.43 0.43 2.29 32
5.29 27,078 0.17
c
0.17
c
3.30
c
7
1.65 26,194 0.17 0.17 3.00 14
(5.01) 19,339 0.17 0.17 2.49 20
(4.41) 14,176 0.19 0.19 1.79 18
0.36 18,746 0.21 0.21 1.98 29
8.73 17,005 0.22 0.22 2.48 32
5.37 27,437 0.22
c
0.22
c
3.25
c
7
1.49 26,250 0.22 0.22 2.94 14
(5.05) 25,380 0.22 0.22 2.42 20
(4.46) 25,715 0.24 0.24 1.75 18
0.40 28,867 0.26 0.26 1.94 29
8.58 25,927 0.27 0.27 2.46 32
5.45 11,239,568 0.07
c
0.07
c
3.40
c
7
1.65 9,800,915 0.07 0.07 3.10 14
(4.91) 9,131,524 0.07 0.07 2.57 20
(4.32) 9,680,082 0.09 0.09 1.90 18
0.46 9,712,952 0.11 0.11 2.09 29
8.83 10,054,559 0.11 0.11 2.61 32
5.21 521,042 0.32
c
0.32
c
3.15
c
7
1.39 485,743 0.32 0.32 2.84 14
(5.14) 544,533 0.32 0.32 2.31 20
(4.55) 628,526 0.34 0.34 1.65 18
0.30 613,853 0.36 0.36 1.84 29
8.46 449,368 0.37 0.37 2.36 32
5.38 14,441,916 0.07
c
0.00
c
3.47
c
7
1.83 13,244,219 0.07 0.00 3.18 14
(4.84) 11,084,405 0.07 0.00 2.64 20
(4.32) 10,746,686 0.09 0.00 2.00 18
0.66 9,108,797 0.11 0.00 2.19 29
8.96 5,983,462 0.11 0.00 2.72 32
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.2
Core Bond
Class A:
9/30/24
#
$ 9.25 $ 0.19 $ 0.30 $ 0.49 $ (0.19) $ — $ (0.19) $ 9.55
3/31/24 9.34 0.35 (0.10) 0.25 (0.34) — (0.34) 9.25
3/31/23 10.15 0.28 (0.81) (0.53) (0.28) — (0.28) 9.34
3/31/22 10.84 0.18 (0.65) (0.47) (0.18) (0.04) (0.22) 10.15
3/31/21 10.66 0.22 0.38 0.60 (0.22) (0.20) (0.42) 10.84
3/31/20 10.47 0.28 0.18 0.46 (0.27) — (0.27) 10.66
Class I:
9/30/24
#
9.10 0.19 0.29 0.48 (0.19) — (0.19) 9.39
3/31/24 9.18 0.36 (0.09) 0.27 (0.35) — (0.35) 9.10
3/31/23 9.98 0.29 (0.80) (0.51) (0.29) — (0.29) 9.18
3/31/22 10.66 0.20 (0.64) (0.44) (0.20) (0.04) (0.24) 9.98
3/31/21 10.49 0.24 0.36 0.60 (0.23) (0.20) (0.43) 10.66
3/31/20 10.30 0.29 0.19 0.48 (0.29) — (0.29) 10.49
Premier Class:
9/30/24
#
9.09 0.19 0.30 0.49 (0.19) — (0.19) 9.39
3/31/24 9.18 0.36 (0.10) 0.26 (0.35) — (0.35) 9.09
3/31/23 9.97 0.29 (0.79) (0.50) (0.29) — (0.29) 9.18
3/31/22 10.65 0.19 (0.64) (0.45) (0.19) (0.04) (0.23) 9.97
3/31/21 10.49 0.23 0.36 0.59 (0.23) (0.20) (0.43) 10.65
3/31/20 10.30 0.29 0.18 0.47 (0.28) — (0.28) 10.49
Class R6:
9/30/24
#
9.09 0.20 0.29 0.49 (0.20) — (0.20) 9.38
3/31/24 9.18 0.37 (0.10) 0.27 (0.36) — (0.36) 9.09
3/31/23 9.97 0.30 (0.79) (0.49) (0.30) — (0.30) 9.18
3/31/22 10.65 0.21 (0.64) (0.43) (0.21) (0.04) (0.25) 9.97
3/31/21 10.48 0.25 0.37 0.62 (0.25) (0.20) (0.45) 10.65
3/31/20 10.29 0.30 0.19 0.49 (0.30) — (0.30) 10.48
Retirement Class:
9/30/24
#
9.26 0.19 0.30 0.49 (0.19) — (0.19) 9.56
3/31/24 9.35 0.36 (0.10) 0.26 (0.35) — (0.35) 9.26
3/31/23 10.16 0.28 (0.81) (0.53) (0.28) — (0.28) 9.35
3/31/22 10.85 0.19 (0.65) (0.46) (0.19) (0.04) (0.23) 10.16
3/31/21 10.67 0.23 0.37 0.60 (0.22) (0.20) (0.42) 10.85
3/31/20 10.48 0.28 0.19 0.47 (0.28) — (0.28) 10.67
Class W:
9/30/24
#
9.09 0.21 0.29 0.50 (0.21) — (0.21) 9.38
3/31/24 9.18 0.40 (0.10) 0.30 (0.39) — (0.39) 9.09
3/31/23 9.97 0.33 (0.79) (0.46) (0.33) — (0.33) 9.18
3/31/22 10.65 0.24 (0.64) (0.40) (0.24) (0.04) (0.28) 9.97
3/31/21 10.48 0.28 0.37 0.65 (0.28) (0.20) (0.48) 10.65
3/31/20 10.29 0.33 0.19 0.52 (0.33) — (0.33) 10.48
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
5.34% $ 73,370 0.59%
c
0.59%
c
4.03%
c
36% 32%
2.80 72,945 0.59 0.59 3.85 62 54
(5.20) 78,449 0.58 0.58 2.97 152 113
(4.38) 93,247 0.59 0.55 1.70 295
f
96
f
5.47 107,280 0.58 0.58 1.99 229 117
4.52 106,363 0.59 0.59 2.57 133 125
5.37 715,659 0.42
c
0.42
c
4.20
c
36 32
3.07 656,689 0.43 0.43 4.02 62 54
(5.09) 664,797 0.42 0.42 3.11 152 113
(4.26) 989,602 0.42 0.42 1.85 295
f
96
f
5.70 753,975 0.42 0.42 2.16 229 117
4.61 906,706 0.43 0.43 2.73 133 125
5.48 12,353 0.44
c
0.44
c
4.27
c
36 32
2.94 3,304 0.44 0.44 3.97 62 54
(5.01) 5,649 0.44 0.44 3.11 152 113
(4.28) 6,596 0.44 0.44 1.81 295
f
96
f
5.58 11,648 0.44 0.44 2.13 229 117
4.60 13,685 0.45 0.45 2.71 133 125
5.45 5,614,414 0.29
c
0.29
c
4.34
c
36 32
3.10 4,978,394 0.29 0.29 4.17 62 54
(4.86) 4,625,629 0.29 0.29 3.29 152 113
(4.14) 4,490,250 0.29 0.29 1.98 295
f
96
f
5.84 2,825,828 0.29 0.29 2.27 229 117
4.75 1,753,879 0.30 0.30 2.86 133 125
5.37 141,515 0.53
c
0.53
c
4.09
c
36 32
2.86 135,578 0.54 0.54 3.91 62 54
(5.15) 133,283 0.54 0.54 3.01 152 113
(4.36) 162,596 0.54 0.54 1.71 295
f
96
f
5.51 210,938 0.54 0.54 2.03 229 117
4.56 208,899 0.55 0.55 2.61 133 125
5.60 4,253,107 0.28
c
0.00
c
4.63
c
36 32
3.40 4,211,405 0.29 0.00 4.45 62 54
(4.59) 3,822,326 0.29 0.00 3.53 152 113
(3.86) 4,672,235 0.29 0.00 2.25 295
f
96
f
6.15 4,793,554 0.29 0.00 2.56 229 117
5.06 3,614,517 0.30 0.00 3.16 133 125
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.3
Core Impact Bond
§
Class A:
9/30/24
#
$ 8 .91 $ 0 .18 $ 0 .29 $ 0 .47 $ ( 0 .18 ) $ — $ ( 0 .18 ) $ 9 .20
3/31/24 9 .04 0 .33 ( 0 .13 ) 0 .20 ( 0 .33 ) — ( 0 .33 ) 8 .91
3/31/23 9 .87 0 .25 ( 0 .82 ) ( 0 .57 ) ( 0 .26 ) — ( 0 .26 ) 9 .04
3/31/22 10 .47 0 .15 ( 0 .60 ) ( 0 .45 ) ( 0 .15 ) ( 0 .00 )
d
( 0 .15 ) 9 .87
3/31/21 10 .40 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .47
3/31/20 10 .28 0 .25 0 .19 0 .44 ( 0 .25 ) ( 0 .07 ) ( 0 .32 ) 10 .40
Class I:
9/30/24
#
8 .92 0 .19 0 .29 0 .48 ( 0 .19 ) — ( 0 .19 ) 9 .21
3/31/24 9 .05 0 .35 ( 0 .13 ) 0 .22 ( 0 .35 ) — ( 0 .35 ) 8 .92
3/31/23 9 .88 0 .27 ( 0 .83 ) ( 0 .56 ) ( 0 .27 ) — ( 0 .27 ) 9 .05
3/31/22 10 .48 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .88
3/31/21 10 .42 0 .20 0 .32 0 .52 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
Premier Class:
9/30/24
#
8 .92 0 .19 0 .29 0 .48 ( 0 .19 ) — ( 0 .19 ) 9 .21
3/31/24 9 .05 0 .33 ( 0 .12 ) 0 .21 ( 0 .34 ) — ( 0 .34 ) 8 .92
3/31/23 9 .88 0 .26 ( 0 .83 ) ( 0 .57 ) ( 0 .26 ) — ( 0 .26 ) 9 .05
3/31/22 10 .48 0 .16 ( 0 .60 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .42 0 .19 0 .32 0 .51 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
Class R6:
9/30/24
#
8 .92 0 .19 0 .29 0 .48 ( 0 .19 ) — ( 0 .19 ) 9 .21
3/31/24 9 .04 0 .36 ( 0 .12 ) 0 .24 ( 0 .36 ) — ( 0 .36 ) 8 .92
3/31/23 9 .87 0 .28 ( 0 .83 ) ( 0 .55 ) ( 0 .28 ) — ( 0 .28 ) 9 .04
3/31/22 10 .48 0 .18 ( 0 .61 ) ( 0 .43 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .87
3/31/21 10 .41 0 .21 0 .33 0 .54 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 10 .48
3/31/20 10 .28 0 .28 0 .20 0 .48 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 10 .41
Retirement Class:
9/30/24
#
8 .92 0 .18 0 .29 0 .47 ( 0 .18 ) — ( 0 .18 ) 9 .21
3/31/24 9 .04 0 .33 ( 0 .12 ) 0 .21 ( 0 .33 ) — ( 0 .33 ) 8 .92
3/31/23 9 .88 0 .26 ( 0 .84 ) ( 0 .58 ) ( 0 .26 ) — ( 0 .26 ) 9 .04
3/31/22 10 .48 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .41 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .48
3/31/20 10 .29 0 .26 0 .19 0 .45 ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 10 .41
#
Unaudited
§
Consolidated Financial Highlights (see Notes to Financial Statements)
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
5 .38% $ 324,859 0 .62%
c
0 .62%
c
4 .07%
c
79% 77%
2 .35 256,020 0 .62 0 .62 3 .76 142 137
( 5 .79 ) 251,165 0 .63 0 .62 2 .78 171 139
( 4 .32 ) 330,332 0 .64 0 .64 1 .45 255 112
4 .87 304,704 0 .61 0 .61 1 .67 293 186
4 .35 233,432 0 .64 0 .64 2 .40 115
f
110
f
5 .48 1,051,986 0 .43
c
0 .43
c
4 .26
c
79 77
2 .54 1,076,782 0 .43 0 .43 3 .95 142 137
( 5 .59 ) 1,005,499 0 .43 0 .42 2 .96 171 139
( 4 .12 ) 1,526,575 0 .44 0 .44 1 .66 255 112
4 .95 1,286,125 0 .43 0 .43 1 .83 293 186
4 .64 930,083 0 .46 0 .46 2 .58 115
f
110
f
5 .43 12,005 0 .53
c
0 .53
c
4 .16
c
79 77
2 .42 12,113 0 .62 0 .55 3 .76 142 137
( 5 .70 ) 23,649 0 .66 0 .54 2 .88 171 139
( 4 .23 ) 27,068 0 .58 0 .55 1 .53 255 112
4 .85 32,891 0 .53 0 .53 1 .76 293 186
4 .57 30,850 0 .53 0 .53 2 .51 115
f
110
f
5 .52 5,215,108 0 .36
c
0 .36
c
4 .34
c
79 77
2 .73 4,746,237 0 .36 0 .35 4 .02 142 137
( 5 .54 ) 4,553,635 0 .37 0 .36 3 .07 171 139
( 4 .16 ) 4,648,095 0 .38 0 .38 1 .72 255 112
5 .13 4,169,777 0 .35 0 .35 1 .92 293 186
4 .74 3,223,141 0 .36 0 .36 2 .68 115
f
110
f
5 .39 210,506 0 .61
c
0 .61
c
4 .08
c
79 77
2 .47 218,913 0 .61 0 .61 3 .75 142 137
( 5 .87 ) 271,648 0 .62 0 .61 2 .79 171 139
( 4 .31 ) 382,704 0 .63 0 .63 1 .45 255 112
4 .87 472,112 0 .60 0 .60 1 .69 293 186
4 .38 527,044 0 .61 0 .61 2 .43 115
f
110
f
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.4
Core Plus Bond
Class A:
9/30/24
#
$ 9 .14 $ 0 .20 $ 0 .29 $ 0 .49 $ ( 0 .20 ) $ — $ ( 0 .20 ) $ 9 .43
3/31/24 9 .19 0 .38 ( 0 .07 ) 0 .31 ( 0 .36 ) — ( 0 .36 ) 9 .14
3/31/23 10 .05 0 .32 ( 0 .87 ) ( 0 .55 ) ( 0 .31 ) — ( 0 .31 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
3/31/21 10 .40 0 .26 0 .52 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .38 0 .29 0 .01 0 .30 ( 0 .28 ) — ( 0 .28 ) 10 .40
Class I:
9/30/24
#
9 .13 0 .21 0 .29 0 .50 ( 0 .21 ) — ( 0 .21 ) 9 .42
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .13
3/31/23 10 .04 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
3/31/21 10 .39 0 .29 0 .51 0 .80 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .83
3/31/20 10 .36 0 .31 0 .03 0 .34 ( 0 .31 ) — ( 0 .31 ) 10 .39
Premier Class:
9/30/24
#
9 .12 0 .21 0 .29 0 .50 ( 0 .21 ) — ( 0 .21 ) 9 .41
3/31/24 9 .17 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .12
3/31/23 10 .03 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .17
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
3/31/21 10 .38 0 .28 0 .51 0 .79 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .82
3/31/20 10 .35 0 .31 0 .02 0 .33 ( 0 .30 ) — ( 0 .30 ) 10 .38
Class R6:
9/30/24
#
9 .12 0 .22 0 .29 0 .51 ( 0 .21 ) — ( 0 .21 ) 9 .42
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .39 ) — ( 0 .39 ) 9 .12
3/31/23 10 .03 0 .34 ( 0 .85 ) ( 0 .51 ) ( 0 .34 ) — ( 0 .34 ) 9 .18
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
3/31/21 10 .38 0 .29 0 .52 0 .81 ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 10 .82
3/31/20 10 .35 0 .32 0 .03 0 .35 ( 0 .32 ) — ( 0 .32 ) 10 .38
Retirement Class:
9/30/24
#
9 .13 0 .20 0 .30 0 .50 ( 0 .20 ) — ( 0 .20 ) 9 .43
3/31/24 9 .19 0 .39 ( 0 .08 ) 0 .31 ( 0 .37 ) — ( 0 .37 ) 9 .13
3/31/23 10 .04 0 .32 ( 0 .85 ) ( 0 .53 ) ( 0 .32 ) — ( 0 .32 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
3/31/21 10 .40 0 .27 0 .51 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .37 0 .30 0 .02 0 .32 ( 0 .29 ) — ( 0 .29 ) 10 .40
Class W:
9/30/24
#
9 .12 0 .23 0 .30 0 .53 ( 0 .23 ) — ( 0 .23 ) 9 .42
3/31/24 9 .18 0 .44 ( 0 .08 ) 0 .36 ( 0 .42 ) — ( 0 .42 ) 9 .12
3/31/23 10 .03 0 .37 ( 0 .85 ) ( 0 .48 ) ( 0 .37 ) — ( 0 .37 ) 9 .18
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
3/31/21 10 .38 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .08 ) ( 0 .40 ) 10 .82
3/31/20 10 .36 0 .36 0 .01 0 .37 ( 0 .35 ) — ( 0 .35 ) 10 .38
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
5 .43% $ 232,975 0 .62%
c
0 .62%
c
4 .37%
c
53% 51%
3 .52 225,708 0 .63 0 .63 4 .26 56 49
( 5 .40 ) 236,915 0 .62 0 .61 3 .41 143 113
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
7 .48 302,270 0 .61 0 .61 2 .36 169 84
2 .90 298,496 0 .61 0 .61 2 .73 94
f
85
f
5 .56 84,885 0 .38
c
0 .38
c
4 .61
c
53 51
3 .77 81,467 0 .39 0 .39 4 .50 56 49
( 5 .19 ) 92,456 0 .38 0 .38 3 .58 143 113
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
7 .74 208,321 0 .37 0 .37 2 .60 169 84
3 .24 211,366 0 .38 0 .38 2 .93 94
f
85
f
5 .53 4,069 0 .45
c
0 .45
c
4 .55
c
53 51
3 .70 3,186 0 .45 0 .45 4 .40 56 49
( 5 .27 ) 5,932 0 .45 0 .45 3 .56 143 113
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
7 .67 8,155 0 .45 0 .45 2 .53 169 84
3 .16 9,431 0 .45 0 .45 2 .89 94
f
85
f
5 .61 1,606,890 0 .30
c
0 .30
c
4 .70
c
53 51
3 .75 1,562,696 0 .30 0 .30 4 .60 56 49
( 5 .02 ) 1,484,766 0 .30 0 .30 3 .72 143 113
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
7 .83 1,608,213 0 .30 0 .30 2 .66 169 84
3 .31 1,383,899 0 .30 0 .30 3 .04 94
f
85
f
5 .47 274,540 0 .55
c
0 .55
c
4 .45
c
53 51
3 .49 276,487 0 .55 0 .55 4 .34 56 49
( 5 .25 ) 301,925 0 .55 0 .55 3 .47 143 113
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
7 .55 397,965 0 .55 0 .55 2 .42 169 84
3 .06 394,611 0 .55 0 .55 2 .79 94
f
85
f
5 .76 2,617,752 0 .30
c
0.00
c
5 .00
c
53 51
4 .06 2,606,748 0 .30 0.00 4 .90 56 49
( 4 .74 ) 2,383,204 0 .30 0.00 4 .00 143 113
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97
8 .14 3,039,900 0 .30 0.00 2 .95 169 84
3 .52 2,268,780 0 .30 0.00 3 .34 94
f
85
f
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.5
5–15 Year Laddered Tax Exempt Bond
Class A:
9/30/24
#
$ 9 .84 $ 0 .14 $ 0 .06 $ 0 .20 $ ( 0 .14 ) $ — $ ( 0 .14 ) $ 9 .90
3/31/24 9 .81 0 .24 0 .03 0 .27 ( 0 .24 ) — ( 0 .24 ) 9 .84
3/31/23 10 .05 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 9 .81
3/31/22 10 .91 0 .20 ( 0 .79 ) ( 0 .59 ) ( 0 .20 ) ( 0 .07 ) ( 0 .27 ) 10 .05
3/31/21 10 .51 0 .21 0 .43 0 .64 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .91
3/31/20 10 .56 0 .23 ( 0 .03 ) 0 .20 ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 10 .51
Class I:
9/30/24
#
9 .82 0 .15 0 .06 0 .21 ( 0 .15 ) — ( 0 .15 ) 9 .88
3/31/24 9 .80 0 .25 0 .02 0 .27 ( 0 .25 ) — ( 0 .25 ) 9 .82
3/31/23 10 .03 0 .22 ( 0 .22 ) — ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 9 .80
3/31/22 10 .89 0 .21 ( 0 .79 ) ( 0 .58 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) 10 .03
3/31/21 10 .50 0 .23 0 .42 0 .65 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 10 .89
3/31/20 10 .55 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
Class R6:
9/30/24
#
9 .83 0 .15 0 .06 0 .21 ( 0 .15 ) — ( 0 .15 ) 9 .89
3/31/24 9 .80 0 .26 0 .03 0 .29 ( 0 .26 ) — ( 0 .26 ) 9 .83
3/31/23 10 .04 0 .23 ( 0 .23 ) — ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 9 .80
3/31/22 10 .90 0 .22 ( 0 .78 ) ( 0 .56 ) ( 0 .23 ) ( 0 .07 ) ( 0 .30 ) 10 .04
3/31/21 10 .50 0 .24 0 .43 0 .67 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 10 .90
3/31/20 10 .55 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2 .07% $ 206,383 0 .62%
c
0 .58%
c
2 .87%
c
8%
2 .78 213,880 0 .62 0 .58 2 .43 48
( 0 .23 ) 227,830 0 .62 0 .58 2 .08 15
( 5 .54 ) 248,157 0 .61 0 .54 1 .83 9
6 .18 272,018 0 .59 0 .58 1 .97 23
1 .93 264,478 0 .61 0 .58 2 .17 21
2 .16 336 0 .44
c
0 .40
c
3 .05
c
8
2 .87 362 0 .44 0 .40 2 .59 48
0 .06 533 0 .42 0 .38 2 .27 15
( 5 .42 ) 683 0 .43 0 .40 1 .97 9
6 .30 666 0 .40 0 .38 2 .16 23
2 .14 966 0 .41 0 .38 2 .36 21
2 .21 8,301 0 .34
c
0 .30
c
3 .16
c
8
3 .07 8,182 0 .34 0 .30 2 .71 48
0 .05 8,747 0 .34 0 .30 2 .36 15
( 5 .31 ) 18,226 0 .33 0 .30 2 .09 9
6 .48 8,099 0 .32 0 .30 2 .24 23
2 .21 4,946 0 .33 0 .30 2 .43 21
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.6
Green Bond
§
Class A:
9/30/24
#
$ 9 .10 $ 0 .19 $ 0 .21 $ 0 .40 $ ( 0 .19 ) $ — $ ( 0 .19 ) $ 9 .31
3/31/24 9 .16 0 .34 ( 0 .05 ) 0 .29 ( 0 .35 ) — ( 0 .35 ) 9 .10
3/31/23 9 .95 0 .29 ( 0 .78 ) ( 0 .49 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 9 .16
3/31/22 10 .63 0 .22 ( 0 .63 ) ( 0 .41 ) ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 9 .95
3/31/21 10 .22 0 .24 0 .59 0 .83 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 10 .63
3/31/20 10 .33 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 10 .22
Class I:
9/30/24
#
9 .09 0 .20 0 .22 0 .42 ( 0 .20 ) — ( 0 .20 ) 9 .31
3/31/24 9 .16 0 .36 ( 0 .07 ) 0 .29 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .95 0 .32 ( 0 .79 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .62 ) ( 0 .38 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
Premier Class:
9/30/24
#
9 .09 0 .20 0 .22 0 .42 ( 0 .20 ) — ( 0 .20 ) 9 .31
3/31/24 9 .16 0 .36 ( 0 .07 ) 0 .29 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .62 0 .23 ( 0 .62 ) ( 0 .39 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .58 0 .84 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .62
3/31/20 10 .33 0 .32 ( 0 .02 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
Class R6:
9/30/24
#
9 .09 0 .20 0 .22 0 .42 ( 0 .20 ) — ( 0 .20 ) 9 .31
3/31/24 9 .16 0 .37 ( 0 .07 ) 0 .30 ( 0 .37 ) — ( 0 .37 ) 9 .09
3/31/23 9 .95 0 .31 ( 0 .78 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .61 ) ( 0 .37 ) ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
Retirement Class:
9/30/24
#
9 .09 0 .19 0 .22 0 .41 ( 0 .19 ) — ( 0 .19 ) 9 .31
3/31/24 9 .16 0 .35 ( 0 .07 ) 0 .28 ( 0 .35 ) — ( 0 .35 ) 9 .09
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .63 0 .23 ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .59 0 .85 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .63
3/31/20 10 .33 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
#
Unaudited
§
Consolidated Financial Highlights (see Notes to Financial Statements)
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .59% $ 7,121 0 .87%
c
0 .76%
c
4 .18%
c
26%
3 .12 7,294 0 .91 0 .76 3 .83 62
( 4 .98 ) 7,756 0 .91 0 .71 3 .12 36
( 4 .06 ) 7,465 1 .33 0 .73 2 .04 27
8 .07 6,342 1 .26 0 .73 2 .20 34
2 .69 2,816 1 .59 0 .71 2 .87 37
4 .70 38,140 0 .66
c
0 .55
c
4 .39
c
26
3 .34 36,073 0 .69 0 .55 4 .03 62
( 4 .76 ) 43,796 0 .71 0 .51 3 .60 36
( 3 .73 ) 3,270 0 .83 0 .47 2 .30 27
8 .25 1,570 0 .94 0 .46 2 .49 34
2 .93 1,069 1 .22 0 .46 3 .14 37
4 .67 931 0 .71
c
0 .60
c
4 .34
c
26
3 .29 909 0 .75 0 .60 4 .00 62
( 4 .84 ) 916 0 .77 0 .57 3 .25 36
( 3 .84 ) 995 0 .97 0 .58 2 .18 27
8 .16 1,062 1 .08 0 .55 2 .41 34
2 .79 1,022 1 .37 0 .60 3 .00 37
4 .75 105,686 0 .56
c
0 .45
c
4 .49
c
26
3 .44 98,937 0 .60 0 .45 4 .17 62
( 4 .70 ) 77,172 0 .61 0 .41 3 .41 36
( 3 .71 ) 77,183 0 .81 0 .45 2 .34 27
8 .27 27,694 0 .93 0 .45 2 .50 34
2 .94 21,857 1 .21 0 .45 3 .15 37
4 .62 14,479 0 .81
c
0 .70
c
4 .24
c
26
3 .19 13,469 0 .85 0 .69 3 .90 62
( 4 .86 ) 14,141 0 .86 0 .58 3 .23 36
( 3 .93 ) 15,531 1 .06 0 .58 2 .18 27
8 .26 14,133 1 .18 0 .54 2 .38 34
2 .77 6,457 1 .47 0 .62 2 .96 37
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.7
High Yield
Class A:
9/30/24
#
$ 8 .74 $ 0 .27 $ 0 .20 $ 0 .47 $ ( 0 .27 ) $ — $ ( 0 .27 ) $ 8 .94
3/31/24 8 .39 0 .52 0 .35 0 .87 ( 0 .52 ) — ( 0 .52 ) 8 .74
3/31/23 9 .15 0 .45 ( 0 .75 ) ( 0 .30 ) ( 0 .46 ) — ( 0 .46 ) 8 .39
3/31/22 9 .57 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .15
3/31/21 8 .39 0 .45 1 .18 1 .63 ( 0 .45 ) — ( 0 .45 ) 9 .57
3/31/20 9 .65 0 .52 ( 1 .26 ) ( 0 .74 ) ( 0 .52 ) — ( 0 .52 ) 8 .39
Class I:
9/30/24
#
8 .69 0 .28 0 .20 0 .48 ( 0 .28 ) — ( 0 .28 ) 8 .89
3/31/24 8 .35 0 .53 0 .34 0 .87 ( 0 .53 ) — ( 0 .53 ) 8 .69
3/31/23 9 .10 0 .46 ( 0 .74 ) ( 0 .28 ) ( 0 .47 ) — ( 0 .47 ) 8 .35
3/31/22 9 .52 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .10
3/31/21 8 .35 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .52
3/31/20 9 .60 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .35
Premier Class:
9/30/24
#
8 .71 0 .28 0 .20 0 .48 ( 0 .28 ) — ( 0 .28 ) 8 .91
3/31/24 8 .36 0 .53 0 .35 0 .88 ( 0 .53 ) — ( 0 .53 ) 8 .71
3/31/23 9 .12 0 .47 ( 0 .76 ) ( 0 .29 ) ( 0 .47 ) — ( 0 .47 ) 8 .36
3/31/22 9 .54 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .12
3/31/21 8 .37 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .54
3/31/20 9 .62 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .37
Class R6:
9/30/24
#
8 .70 0 .28 0 .20 0 .48 ( 0 .28 ) — ( 0 .28 ) 8 .90
3/31/24 8 .35 0 .54 0 .35 0 .89 ( 0 .54 ) — ( 0 .54 ) 8 .70
3/31/23 9 .11 0 .48 ( 0 .76 ) ( 0 .28 ) ( 0 .48 ) — ( 0 .48 ) 8 .35
3/31/22 9 .53 0 .45 ( 0 .43 ) 0 .02 ( 0 .44 ) — ( 0 .44 ) 9 .11
3/31/21 8 .36 0 .47 1 .17 1 .64 ( 0 .47 ) — ( 0 .47 ) 9 .53
3/31/20 9 .61 0 .54 ( 1 .25 ) ( 0 .71 ) ( 0 .54 ) — ( 0 .54 ) 8 .36
Retirement Class:
9/30/24
#
8 .70 0 .27 0 .20 0 .47 ( 0 .27 ) — ( 0 .27 ) 8 .90
3/31/24 8 .36 0 .52 0 .34 0 .86 ( 0 .52 ) — ( 0 .52 ) 8 .70
3/31/23 9 .11 0 .45 ( 0 .74 ) ( 0 .29 ) ( 0 .46 ) — ( 0 .46 ) 8 .36
3/31/22 9 .53 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .11
3/31/21 8 .36 0 .45 1 .17 1 .62 ( 0 .45 ) — ( 0 .45 ) 9 .53
3/31/20 9 .61 0 .52 ( 1 .25 ) ( 0 .73 ) ( 0 .52 ) — ( 0 .52 ) 8 .36
Class W:
9/30/24
#
8 .70 0 .30 0 .20 0 .50 ( 0 .30 ) — ( 0 .30 ) 8 .90
3/31/24 8 .35 0 .57 0 .35 0 .92 ( 0 .57 ) — ( 0 .57 ) 8 .70
3/31/23 9 .11 0 .51 ( 0 .76 ) ( 0 .25 ) ( 0 .51 ) — ( 0 .51 ) 8 .35
3/31/22 9 .53 0 .48 ( 0 .42 ) 0 .06 ( 0 .48 ) — ( 0 .48 ) 9 .11
3/31/21 8 .36 0 .50 1 .17 1 .67 ( 0 .50 ) — ( 0 .50 ) 9 .53
3/31/20 9 .61 0 .57 ( 1 .25 ) ( 0 .68 ) ( 0 .57 ) — ( 0 .57 ) 8 .36
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .51% $ 210,051 0 .66%
c
0 .66%
c
6 .21%
c
37%
10 .71 217,021 0 .67 0 .66 6 .11 46
( 3 .19 ) 213,517 0 .66 0 .64 5 .38 39
( 0 .07 ) 249,616 0 .65 0 .60 4 .41 70
f
19 .67 276,792 0 .65 0 .63 4 .81 79
( 8 .27 ) 268,804 0 .64 0 .63 5 .35 42
5 .62 3,959 0 .48
c
0 .48
c
6 .39
c
37
10 .80 4,329 0 .48 0 .48 6 .29 46
( 2 .96 ) 7,984 0 .49 0 .47 5 .51 39
0 .05 9,760 0 .47 0 .46 4 .54 70
f
19 .84 8,320 0 .45 0 .44 4 .95 79
( 8 .08 ) 4,669 0 .47 0 .47 5 .50 42
5 .59 6,856 0 .52
c
0 .52
c
6 .29
c
37
10 .88 11,464 0 .52 0 .52 6 .29 46
( 3 .08 ) 14,913 0 .51 0 .50 5 .54 39
0 .02 15,798 0 .51 0 .49 4 .54 70
f
19 .74 20,200 0 .51 0 .49 4 .95 79
( 8 .09 ) 19,372 0 .51 0 .50 5 .49 42
5 .68 1,197,166 0 .37
c
0 .37
c
6 .51
c
37
11 .06 1,140,584 0 .37 0 .37 6 .41 46
( 2 .94 ) 1,412,278 0 .36 0 .35 5 .64 39
0 .17 2,147,075 0 .36 0 .34 4 .67 70
f
19 .94 2,703,046 0 .36 0 .34 5 .08 79
( 7 .96 ) 2,281,685 0 .36 0 .35 5 .63 42
5 .54 212,750 0 .62
c
0 .62
c
6 .26
c
37
10 .65 211,789 0 .62 0 .62 6 .16 46
( 3 .07 ) 220,167 0 .61 0 .60 5 .42 39
( 0 .08 ) 265,385 0 .61 0 .59 4 .43 70
f
19 .64 306,428 0 .61 0 .59 4 .85 79
( 8 .19 ) 294,164 0 .61 0 .60 5 .39 42
5 .87 407,712 0 .37
c
0.00
c
6 .87
c
37
11 .46 405,583 0 .37 0.00 6 .77 46
( 2 .61 ) 534,772 0 .36 0.00 6 .05 39
0 .51 450,278 0 .36 0.00 5 .02 70
f
20 .34 469,612 0 .36 0.00 5 .42 79
( 7 .64 ) 378,659 0 .36 0.00 6 .00 42
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.9
Short Duration Impact Bond
Class A:
9/30/24
#
$ 9 .57 $ 0 .21 $ 0 .15 $ 0 .36 $ ( 0 .21 ) $ — $ ( 0 .21 ) $ 9 .72
3/31/24 9 .58 0 .39 ( 0 .01 ) 0 .38 ( 0 .39 ) — ( 0 .39 ) 9 .57
3/31/23 9 .82 0 .26 ( 0 .25 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .86
Class I:
9/30/24
#
9 .56 0 .22 0 .16 0 .38 ( 0 .23 ) — ( 0 .23 ) 9 .71
3/31/24 9 .57 0 .41 ( 0 .01 ) 0 .40 ( 0 .41 ) — ( 0 .41 ) 9 .56
3/31/23 9 .82 0 .26 ( 0 .23 ) 0 .03 ( 0 .28 ) — ( 0 .28 ) 9 .57
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
Premier Class:
9/30/24
#
9 .57 0 .22 0 .15 0 .37 ( 0 .22 ) — ( 0 .22 ) 9 .72
3/31/24 9 .58 0 .40 ( 0 .01 ) 0 .39 ( 0 .40 ) — ( 0 .40 ) 9 .57
3/31/23 9 .82 0 .26 ( 0 .24 ) 0 .02 ( 0 .26 ) — ( 0 .26 ) 9 .58
3/31/22 10 .25 0 .14 ( 0 .38 ) ( 0 .24 ) ( 0 .14 ) ( 0 .05 ) ( 0 .19 ) 9 .82
3/31/21 9 .86 0 .19 0 .48 0 .67 ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 10 .25
3/31/20 10 .08 0 .27 ( 0 .17 ) 0 .10 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 9 .86
Class R6:
9/30/24
#
9 .57 0 .22 0 .16 0 .38 ( 0 .23 ) — ( 0 .23 ) 9 .72
3/31/24 9 .58 0 .42 ( 0 .02 ) 0 .40 ( 0 .41 ) — ( 0 .41 ) 9 .57
3/31/23 9 .82 0 .30 ( 0 .26 ) 0 .04 ( 0 .28 ) — ( 0 .28 ) 9 .58
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
Retirement Class:
9/30/24
#
9 .57 0 .21 0 .15 0 .36 ( 0 .21 ) — ( 0 .21 ) 9 .72
3/31/24 9 .58 0 .39 ( 0 .01 ) 0 .38 ( 0 .39 ) — ( 0 .39 ) 9 .57
3/31/23 9 .82 0 .25 ( 0 .24 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .86
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .82% $ 3,145 0 .87%
c
0 .63%
c
4 .38%
c
70%
4 .04 3,170 0 .93 0 .63 4 .07 269
0 .17 3,270 0 .99 0 .59 2 .68 317
( 2 .54 ) 2,232 1 .89 0 .60 1 .24 76
6 .67 2,207 1 .40 0 .59 1 .71 136
0 .74 1,233 1 .61 0 .68 2 .44 103
3 .98 2,028 0 .63
c
0 .39
c
4 .63
c
70
4 .30 1,809 0 .68 0 .38 4 .32 269
0 .36 1,746 0 .78 0 .38 2 .74 317
( 2 .32 ) 4,866 1 .01 0 .39 1 .47 76
6 .92 1,077 1 .06 0 .35 1 .99 136
1 .07 986 1 .18 0 .35 2 .77 103
3 .88 972 0 .75
c
0 .50
c
4 .51
c
70
4 .18 957 0 .80 0 .50 4 .20 269
0 .27 958 0 .89 0 .49 2 .74 317
( 2 .44 ) 982 1 .12 0 .50 1 .35 76
6 .76 1,025 1 .21 0 .50 1 .84 136
0 .93 986 1 .34 0 .50 2 .62 103
3 .98 65,067 0 .59
c
0 .35
c
4 .66
c
70
4 .33 63,995 0 .65 0 .35 4 .37 269
0 .42 57,126 0 .74 0 .34 3 .13 317
( 2 .29 ) 24,494 0 .96 0 .35 1 .50 76
6 .92 23,952 1 .06 0 .35 1 .99 136
1 .08 22,112 1 .18 0 .35 2 .77 103
3 .83 5,817 0 .84
c
0 .60
c
4 .41
c
70
4 .07 5,949 0 .90 0 .60 4 .09 269
0 .17 6,583 0 .99 0 .59 2 .65 317
( 2 .51 ) 5,683 1 .22 0 .57 1 .28 76
6 .66 4,737 1 .31 0 .60 1 .72 136
0 .83 3,260 1 .43 0 .60 2 .51 103
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.01
Short Term Bond
Class A:
9/30/24
#
$ 9 .99 $ 0 .20 $ 0 .19 $ 0 .39 $ ( 0 .20 ) $ — $ ( 0 .20 ) $ 10 .18
3/31/24 9 .91 0 .35 0 .08 0 .43 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .24 ( 0 .21 ) 0 .03 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 9 .91
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
3/31/21 10 .23 0 .14 0 .25 0 .39 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .47
3/31/20 10 .30 0 .24 ( 0 .07 ) 0 .17 ( 0 .24 ) — ( 0 .24 ) 10 .23
Class I:
9/30/24
#
9 .98 0 .21 0 .19 0 .40 ( 0 .21 ) — ( 0 .21 ) 10 .17
3/31/24 9 .90 0 .37 0 .08 0 .45 ( 0 .37 ) — ( 0 .37 ) 9 .98
3/31/23 10 .12 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .90
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
3/31/21 10 .21 0 .16 0 .27 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .46
3/31/20 10 .29 0 .26 ( 0 .08 ) 0 .18 ( 0 .26 ) — ( 0 .26 ) 10 .21
Premier Class:
9/30/24
#
9 .99 0 .21 0 .19 0 .40 ( 0 .21 ) — ( 0 .21 ) 10 .18
3/31/24 9 .91 0 .36 0 .08 0 .44 ( 0 .36 ) — ( 0 .36 ) 9 .99
3/31/23 10 .13 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .91
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
3/31/21 10 .23 0 .16 0 .26 0 .42 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .48
3/31/20 10 .30 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) — ( 0 .26 ) 10 .23
Class R6:
9/30/24
#
9 .98 0 .22 0 .19 0 .41 ( 0 .22 ) — ( 0 .22 ) 10 .17
3/31/24 9 .90 0 .38 0 .08 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .98
3/31/23 10 .12 0 .27 ( 0 .21 ) 0 .06 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 9 .90
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
3/31/21 10 .22 0 .17 0 .26 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .47
3/31/20 10 .29 0 .27 ( 0 .07 ) 0 .20 ( 0 .27 ) — ( 0 .27 ) 10 .22
Retirement Class:
9/30/24
#
9 .99 0 .21 0 .20 0 .41 ( 0 .21 ) — ( 0 .21 ) 10 .19
3/31/24 9 .92 0 .35 0 .07 0 .42 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .25 ( 0 .20 ) 0 .05 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 9 .92
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
3/31/21 10 .23 0 .15 0 .26 0 .41 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .48
3/31/20 10 .30 0 .25 ( 0 .07 ) 0 .18 ( 0 .25 ) — ( 0 .25 ) 10 .23
Class W:
9/30/24
#
9 .98 0 .23 0 .19 0 .42 ( 0 .23 ) — ( 0 .23 ) 10 .17
3/31/24 9 .90 0 .40 0 .08 0 .48 ( 0 .40 ) — ( 0 .40 ) 9 .98
3/31/23 10 .12 0 .30 ( 0 .21 ) 0 .09 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .90
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
3/31/21 10 .22 0 .20 0 .25 0 .45 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .46
3/31/20 10 .29 0 .30 ( 0 .07 ) 0 .23 ( 0 .30 ) — ( 0 .30 ) 10 .22
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
3 .97% $ 113,648 0 .58%
c
0 .58%
c
4 .02%
c
88% 88%
4 .40 113,691 0 .58 0 .58 3 .50 114 114
0 .36 123,364 0 .58 0 .58 2 .42 157 157
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104 104
3 .82 162,317 0 .56 0 .56 1 .37 167 161
1 .65 173,174 0 .57 0 .57 2 .31 139 139
4 .09 188,550 0 .36
c
0 .36
c
4 .24
c
88 88
4 .63 184,642 0 .36 0 .36 3 .72 114 114
0 .58 220,856 0 .36 0 .36 2 .64 157 157
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104 104
4 .15 230,355 0 .35 0 .35 1 .57 167 161
1 .76 169,158 0 .35 0 .35 2 .51 139 139
4 .05 2,077 0 .42
c
0 .42
c
4 .17
c
88 88
4 .57 2,337 0 .42 0 .42 3 .64 114 114
0 .52 3,521 0 .42 0 .42 2 .57 157 157
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104 104
4 .07 3,199 0 .41 0 .41 1 .55 167 161
1 .80 4,195 0 .42 0 .42 2 .50 139 139
4 .13 492,921 0 .26
c
0 .26
c
4 .33
c
88 88
4 .73 449,543 0 .27 0 .27 3 .80 114 114
0 .67 585,208 0 .27 0 .27 2 .74 157 157
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104 104
4 .23 666,050 0 .26 0 .26 1 .66 167 161
1 .95 616,292 0 .27 0 .27 2 .63 139 139
4 .10 139,394 0 .51
c
0 .51
c
4 .07
c
88 88
4 .36 171,099 0 .52 0 .52 3 .56 114 114
0 .52 204,233 0 .52 0 .52 2 .54 157 157
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104 104
3 .97 142,261 0 .51 0 .51 1 .40 167 161
1 .70 112,810 0 .52 0 .52 2 .37 139 139
4 .27 930,241 0 .26
c
0.00
c
4 .59
c
88 88
5 .01 934,167 0 .27 0.00 4 .10 114 114
0 .94 862,657 0 .27 0.00 2 .99 157 157
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104 104
4 .41 955,303 0 .26 0.00 1 .91 167 161
2 .22 734,717 0 .27 0.00 2 .90 139 139
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.1
Short Term Bond Index
Class A:
9/30/24
#
$ 9 .55 $ 0 .19 $ 0 .16 $ 0 .35 $ ( 0 .19 ) $ — $ ( 0 .19 ) $ 9 .71
3/31/24 9 .57 0 .31 ( 0 .02 ) 0 .29 ( 0 .31 ) — ( 0 .31 ) 9 .55
3/31/23 9 .71 0 .13 ( 0 .14 ) ( 0 .01 ) ( 0 .13 ) — ( 0 .13 ) 9 .57
3/31/22 10 .11 0 .02 ( 0 .36 ) ( 0 .34 ) ( 0 .02 ) ( 0 .04 ) ( 0 .06 ) 9 .71
3/31/21 10 .12 0 .10 0 .02 0 .12 ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 10 .11
3/31/20 9 .91 0 .19 0 .21 0 .40 ( 0 .19 ) — ( 0 .19 ) 10 .12
Class I:
9/30/24
#
9 .55 0 .20 0 .16 0 .36 ( 0 .20 ) — ( 0 .20 ) 9 .71
3/31/24 9 .57 0 .33 ( 0 .01 ) 0 .32 ( 0 .34 ) — ( 0 .34 ) 9 .55
3/31/23 9 .71 0 .15 ( 0 .14 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .11 0 .04 ( 0 .36 ) ( 0 .32 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .02 0 .14 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .11
3/31/20 9 .91 0 .21 0 .21 0 .42 ( 0 .21 ) — ( 0 .21 ) 10 .12
Premier Class:
9/30/24
#
9 .55 0 .20 0 .16 0 .36 ( 0 .20 ) — ( 0 .20 ) 9 .71
3/31/24 9 .57 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) — ( 0 .33 ) 9 .55
3/31/23 9 .71 0 .13 ( 0 .12 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .10 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .01 0 .13 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .10
3/31/20 9 .90 0 .21 0 .22 0 .43 ( 0 .21 ) — ( 0 .21 ) 10 .12
Class R6:
9/30/24
#
9 .55 0 .21 0 .17 0 .38 ( 0 .21 ) — ( 0 .21 ) 9 .72
3/31/24 9 .58 0 .35 ( 0 .03 ) 0 .32 ( 0 .35 ) — ( 0 .35 ) 9 .55
3/31/23 9 .72 0 .16 ( 0 .14 ) 0 .02 ( 0 .16 ) — ( 0 .16 ) 9 .58
3/31/22 10 .11 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) 9 .72
3/31/21 10 .12 0 .13 0 .02 0 .15 ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 10 .11
3/31/20 9 .91 0 .22 0 .21 0 .43 ( 0 .22 ) — ( 0 .22 ) 10 .12
Retirement Class:
9/30/24
#
9 .55 0 .20 0 .17 0 .37 ( 0 .20 ) — ( 0 .20 ) 9 .72
3/31/24 9 .58 0 .33 ( 0 .04 ) 0 .29 ( 0 .32 ) — ( 0 .32 ) 9 .55
3/31/23 9 .71 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .58
3/31/22 10 .11 0 .03 ( 0 .36 ) ( 0 .33 ) ( 0 .03 ) ( 0 .04 ) ( 0 .07 ) 9 .71
3/31/21 10 .12 0 .10 0 .03 0 .13 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) 10 .11
3/31/20 9 .91 0 .19 0 .22 0 .41 ( 0 .20 ) — ( 0 .20 ) 10 .12
Class W:
9/30/24
#
9 .55 0 .21 0 .17 0 .38 ( 0 .21 ) — ( 0 .21 ) 9 .72
3/31/24 9 .58 0 .36 ( 0 .04 ) 0 .32 ( 0 .35 ) — ( 0 .35 ) 9 .55
3/31/23 9 .72 0 .17 ( 0 .14 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 9 .58
3/31/22 10 .11 0 .06 ( 0 .35 ) ( 0 .29 ) ( 0 .06 ) ( 0 .04 ) ( 0 .10 ) 9 .72
3/31/21 10 .12 0 .14 0 .02 0 .16 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 10 .11
3/31/20 9 .91 0 .23 0 .21 0 .44 ( 0 .23 ) — ( 0 .23 ) 10 .12
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .72% $ 2,520 0 .46%
c
0 .45%
c
3 .97%
c
27%
3 .14 2,507 0 .42 0 .42 3 .30 53
( 0 .05 ) 2,587 0 .37 0 .37 1 .37 69
( 3 .35 ) 2,831 0 .83 0 .46 0 .18 49
1 .12 4,318 0 .44 0 .44 0 .94 48
4 .05 3,115 0 .50 0 .47 1 .87 66
3 .85 514 0 .20
c
0 .20
c
4 .22
c
27
3 .37 586 0 .20 0 .20 3 .52 53
0 .12 592 0 .20 0 .20 1 .53 69
( 3 .16 ) 789 0 .22 0 .22 0 .43 49
1 .32 696 0 .24 0 .24 1 .14 48
4 .25 645 0 .27 0 .27 2 .09 66
3 .82 306 0 .25
c
0 .25
c
4 .17
c
27
3 .32 337 0 .24 0 .24 3 .45 53
0 .08 408 0 .24 0 .24 1 .38 69
( 3 .10 ) 659 0 .26 0 .26 0 .38 49
1 .30 633 0 .26 0 .26 1 .14 48
4 .25 621 0 .28 0 .27 2 .06 66
4 .02 60,893 0 .08
c
0 .08
c
4 .33
c
27
3 .38 79,944 0 .08 0 .08 3 .65 53
0 .24 75,270 0 .08 0 .08 1 .69 69
( 2 .94 ) 77,863 0 .10 0 .10 0 .54 49
1 .45 77,335 0 .11 0 .11 1 .26 48
4 .41 54,735 0 .13 0 .12 2 .21 66
3 .89 815,137 0 .33
c
0 .33
c
4 .10
c
27
3 .13 678,476 0 .33 0 .33 3 .45 53
( 0 .01 ) 450,126 0 .33 0 .33 1 .51 69
( 3 .18 ) 309,263 0 .35 0 .35 0 .29 49
1 .20 179,545 0 .36 0 .36 0 .98 48
4 .15 83,232 0 .38 0 .37 1 .96 66
4 .06 1,347,454 0 .08
c
0.00
c
4 .42
c
27
3 .46 1,234,423 0 .08 0.00 3 .74 53
0 .32 1,044,339 0 .08 0.00 1 .79 69
( 2 .85 ) 970,293 0 .10 0.00 0 .64 49
1 .56 803,300 0 .11 0.00 1 .36 48
4 .53 532,333 0 .13 0.00 2 .33 66
Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.2
Money Market
Class A:
9/30/24
#
$ 1 .00 $ 0 .02 $ — $ 0 .02 $ ( 0 .02 ) $ — $ ( 0 .02 ) $ 1 .00
3/31/24 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Class I:
9/30/24
#
1 .00 0 .03 — 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .04 ( 0 .01 ) 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Premier Class:
9/30/24
#
1 .00 0 .03 — 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Class R6:
9/30/24
#
1 .00 0 .03 — 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 0 .00
d
0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Retirement Class:
9/30/24
#
1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/24 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
2 .45% $ 300,299 0 .46%
c
0 .46%
c
4 .85%
c
4 .91 300,126 0 .47 0 .47 4 .81
2 .30 294,567 0 .46 0 .41 2 .28
0 .00 289,028 0 .48 0 .07 0 .00
0 .02 311,011 0 .47 0 .20 0 .02
1 .54 332,054 0 .47 0 .46 1 .53
2 .61 43,673 0 .16
c
0 .16
c
5 .15
c
5 .23 42,361 0 .16 0 .16 5 .12
2 .56 34,357 0 .16 0 .16 4 .20
0 .00 967 0 .17 0 .07 0 .00
0 .15 1,018 0 .08 0 .07 0 .15
1 .86 1,225 0 .17 0 .17 1 .79
2 .56 44,290 0 .27
c
0 .27
c
5 .05
c
5 .12 39,332 0 .27 0 .27 5 .00
2 .48 39,448 0 .27 0 .24 2 .58
0 .00 27,746 0 .27 0 .07 0 .00
0 .04 36,011 0 .27 0 .16 0 .07
1 .73 441,375 0 .28 0 .28 1 .51
2 .63 1,088,846 0 .12
c
0 .12
c
5 .20
c
5 .27 1,033,788 0 .12 0 .12 5 .16
2 .60 982,768 0 .12 0 .12 2 .72
0 .00 886,508 0 .13 0 .07 0 .00
0 .10 811,301 0 .12 0 .12 0 .11
1 .87 1,089,417 0 .13 0 .13 1 .83
2 .50 623,986 0 .37
c
0 .37
c
4 .94
c
5 .01 643,393 0 .37 0 .37 4 .91
2 .48 550,121 0 .37 0 .24 2 .87
0 .00 246,142 0 .38 0 .07 0 .00
0 .04 270,402 0 .37 0 .18 0 .05
1 .72 330,963 0 .38 0 .28 1 .68

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Funds (other than the Money Market Fund) of less than certain amounts, as set forth in the Funds' prospectus. Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a
Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value (“NAV”). Class A Shares purchases of $250,000 or more with respect to the 5-15 Year Laddered Tax Exempt Bond Fund, $500,000 or more with respect to the Short Duration Impact Bond Fund, Short Term Bond Fund and Short Term Bond Index Fund, and $1,000,000 or more with respect to each other Fund (other than the Money Market Fund) are sold at NAV without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% with respect to the Short Duration Impact Bond Fund, Short Term Bond
Fund and Short Term Bond Index Fund) if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement
Class and Class W shares are sold without an up-front sales charge.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
New Name Former Name Short Name
Nuveen Bond Index Fund TIAA-CREF Bond Index Fund Bond Index
Nuveen Core Bond Fund TIAA-CREF Core Bond Fund Core Bond
Nuveen Core Impact Bond Fund TIAA-CREF Core Impact Bond Fund Core Impact Bond
Nuveen Core Plus Bond Fund TIAA-CREF Core Plus Bond Fund Core Plus Bond
Nuveen 5-15 Year Laddered Tax Exempt Bond
Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt
Bond Fund
5-15 Year Laddered Tax Exempt Bond
Nuveen Green Bond Fund TIAA-CREF Green Bond Fund Green Bond
Nuveen High Yield Fund TIAA-CREF High-Yield Fund High Yield
Nuveen Short Duration Impact Bond Fund TIAA-CREF Short Duration Impact Bond Fund Short Duration Impact Bond
Nuveen Short Term Bond Fund TIAA-CREF Short-Term Bond Fund Short Term Bond
Nuveen Short Term Bond Index Fund TIAA-CREF Short-Term Bond Index Fund Short Term Bond Index
Nuveen Money Market Fund TIAA-CREF Money Market Fund Money Market
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Basis for Consolidation:  The Core Impact Bond Fund and the Green Bond Fund are presented on a consolidated basis with the Nuveen
Core Impact Bond Fund Offshore Limited and the Nuveen Green Bond Fund Offshore Limited (collectively, the "Regulation S
Subsidiaries”), respectively. The Regulation S Subsidiaries (the "Subsidiaries") are wholly owned subsidiaries of the Core Impact
Bond Fund and the Green Bond Fund organized under the laws of the Cayman Islands. The Subsidiaries commenced operations on
September 11, 2024 and are intended to provide the Funds with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The Subsidiaries are advised by the Adviser and have the same investment objective as the respective Fund (except that the Subsidiaries may invest without limitation in Regulation S securities). All inter-company transactions and balances have been eliminated.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
Regulation S Subsidiary
Core Impact Bond Fund Taxable Offshore Limited
Total market value of investments $-
Net assets 100
Net investment income (loss) -
Net realized gain (loss) -
Net change in unrealized appreciation (depreciation) -
% of Fund's consolidated net assets -%
Regulation S Subsidiary
Green Bond Fund Taxable Offshore Limited
Total market value of investments $-
Net assets 100
Net investment income (loss) -
Net realized gain (loss) -
Net change in unrealized appreciation (depreciation) -
% of Fund's consolidated net assets -%
Notes to Financial Statements
(continued)

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $6,651,476,693 $— $6,651,476,693
Government bonds — 18,889,856,627 — 18,889,856,627
Structured assets — 564,121,422 — 564,121,422
Short-Term Investments
:
Government agency debt — 227,323 — 227,323
Repurchase agreement — 190,300,000 — 190,300,000
Treasury debt — 29,905,701 — 29,905,701
Investments purchased with collateral from securities lending 150,280,866 — — 150,280,866
Total $150,280,866 $26,325,887,766 $— $26,476,168,632
1 1 1 1 1
Notes to Financial Statements
(continued)

Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $178,467,097 $3,600,855 $182,067,952
Corporate bonds — 3,696,710,800 — 3,696,710,800
Government bonds — 5,121,664,755 — 5,121,664,755
Structured assets — 1,554,907,492 3,328,950 1,558,236,442
Common stocks — 183,792 — 183,792
Investment companies 73,570,280 — — 73,570,280
Preferred stocks 10,611,333 — — 10,611,333
Short-Term Investments
:
Government agency debt — 156,534 — 156,534
Repurchase agreement — 71,500,000 — 71,500,000
Treasury debt — 76,387,466 — 76,387,466
Investments purchased with collateral from securities lending 120,318,843 — — 120,318,843
Investments in Derivatives
:
Forward foreign currency contracts* — (98,763) — (98,763)
Credit default swap contracts* — (418,294) — (418,294)
Total $204,500,456 $10,699,460,879 $6,929,805 $10,910,891,140
1 1 1 1 1
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $40,989,798 $45 $40,989,843
Corporate bonds — 1,787,329,478 — 1,787,329,478
Government bonds — 4,030,910,593 733 4,030,911,326
Structured assets — 823,938,906 1,411,300 825,350,206
Preferred stocks 33,906,905 — — 33,906,905
Short-Term Investments
:
Government agency debt — 166,504 — 166,504
Repurchase agreement — 61,000,000 — 61,000,000
Treasury debt — 17,422,161 — 17,422,161
Investments purchased with collateral from securities lending 128,459,490 — — 128,459,490
Investments in Derivatives
:
Forward foreign currency contracts* — (145,408) — (145,408)
Total $162,366,395 $6,761,612,032 $1,412,078 $6,925,390,505
1 1 1 1 1
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $162,741,482 $3,960,736 $166,702,218
Corporate bonds — 1,853,407,788 — 1,853,407,788
Government bonds — 2,003,112,446 — 2,003,112,446
Structured assets — 637,908,902 2,663,160 640,572,062
Common stocks — 194,129 15 194,144
Investment companies 36,785,127 — — 36,785,127
Preferred stocks 4,577,236 — — 4,577,236
Short-Term Investments
:
Government agency debt — 149,554 — 149,554
Repurchase agreement — 92,800,000 — 92,800,000
Treasury debt — 26,146,855 — 26,146,855
Investments purchased with collateral from securities lending 309,731,181 — — 309,731,181
Investments in Derivatives
:
Forward foreign currency contracts* — (58,727) — (58,727)
Credit default swap contracts* — (188,547) — (188,547)
Total $351,093,544 $4,776,213,882 $6,623,911 $5,133,931,337
1 1 1 1 1
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 210,525,795 $ — $ 210,525,795
Short-Term Investments:
Government agency debt — 132,605 — 132,605
Repurchase agreement — 1,900,000 — 1,900,000
Total $— $212,558,400 $— $212,558,400
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Green Bond
Long-Term Investments
:
Bank loan obligations $— $2,790,432 $— $2,790,432
Corporate bonds — 90,297,163 — 90,297,163
Government bonds — 41,299,005 24 41,299,029
Structured assets — 26,874,228 1,173,243 28,047,471
Preferred stocks 889,400 — — 889,400
Short-Term Investments
:
Repurchase agreement — 1,900,000 — 1,900,000
Total $889,400 $163,160,828 $1,173,267 $165,223,495
1 1 1 1 1
High Yield
Long-Term Investments
:
Bank loan obligations $— $81,117,449 $— $81,117,449
Corporate bonds — 1,872,001,471 — 1,872,001,471
Common stocks — 14,140 80 14,220
Investment companies 30,272,576 — — 30,272,576
Short-Term Investments
:
Government agency debt — 176,474 — 176,474
Repurchase agreement — 50,600,000 — 50,600,000
Treasury debt — 16,201,678 — 16,201,678
Investments purchased with collateral from securities lending 59,204,186 — — 59,204,186
Total $89,476,762 $2,020,111,212 $80 $2,109,588,054
1 1 1 1 1
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,791,328 $— $1,791,328
Corporate bonds — 25,617,047 — 25,617,047
Government bonds — 33,875,431 — 33,875,431
Structured assets — 15,092,626 — 15,092,626
Short-Term Investments
:
Treasury debt — 1,425,000 — 1,425,000
Investments purchased with collateral from securities lending 255,187 — — 255,187
Total $255,187 $77,801,432 $— $78,056,619
1 1 1 1 1
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $19,424,709 $— $19,424,709
Corporate bonds — 620,002,296 — 620,002,296
Government bonds — 825,820,278 — 825,820,278
Structured assets — 360,933,664 — 360,933,664
Short-Term Investments
:
Government agency debt — 16,373,043 — 16,373,043
Treasury debt — 16,183,721 — 16,183,721
Investments purchased with collateral from securities lending 2,114,578 — — 2,114,578
Investments in Derivatives
:
Futures contracts* 348,801 — — 348,801
Total $2,463,379 $1,858,737,711 $— $1,861,201,090
1 1 1 1 1
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $574,234,608 $— $574,234,608
Government bonds — 1,631,052,178 — 1,631,052,178
Structured assets — 658,022 — 658,022
Short-Term Investments
:
Government agency debt — 52,723,189 — 52,723,189
Treasury debt — 4,981,566 — 4,981,566
Investments purchased with collateral from securities lending 5,702,773 — — 5,702,773
Total $5,702,773 $2,263,649,563 $— $2,269,352,336
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt $ — $ 493,292,328 $ — $ 493,292,328
Repurchase agreement — 915,167,000 — 915,167,000
Treasury debt — 312,102,952 — 312,102,952
Variable rate securities — 385,181,829 — 385,181,829
Total $— $2,105,744,109 $— $2,105,744,109
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Notes to Financial Statements
(continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Bond Index Bank of New York Mellon $ 190,300,000 $ (194,106,008)
Core Bond Bank of New York Mellon 71,500,000 (72,930,036)
Core Impact Bond Bank of New York Mellon 61,000,000 (62,220,048)
Core Plus Bond Bank of New York Mellon 92,800,000 (94,656,005)
5-15 Year Laddered Tax Exempt Bond Bank of New York Mellon 1,900,000 (1,938,088)
Green Bond Bank of New York Mellon 1,900,000 (1,938,088)
High Yield Bank of New York Mellon 50,600,000 (51,612,048)
Money Market Bank of New York Mellon 198,000,000 (201,960,067)
Money Market Fixed Income Clearing Corporation 717,167,000 (731,510,482)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Bond Index $– $216,694,305 $150,280,866 $73,467,314 $223,748,180
Core Bond – 126,298,673 120,318,843 10,360,670 130,679,513
Core Impact Bond – 124,621,058 128,459,490 305,908 128,765,398
Core Plus Bond 522,251 304,471,949 309,731,181 5,010,591 314,741,772
High Yield – 63,447,207 59,204,186 6,932,888 66,137,074
Short Duration Impact Bond – 249,888 255,187 – 255,187
Short Term Bond – 2,016,999 2,114,578 – 2,114,578
Short Term Bond Index – 5,538,155 5,702,773 – 5,702,773
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
8.1
Bond Index $ 945,983,362 $ 2,803,019,664 $ 537,877,900 $ 1,071,397,255
8.2
Core Bond 1,179,727,542 2,982,065,741 719,680,997 2,899,281,960
8.3
Core Impact Bond 832,891,726 4,544,681,734 757,538,419 4,256,376,983
8.4
Core Plus Bond 468,404,913 1,970,906,902 396,852,669 2,075,119,886
8.5
5–15 Year Laddered Tax Exempt Bond 17,255,816 – 27,667,917 –
8.6
Green Bond 29,176,642 18,370,882 19,806,682 21,892,124
8.7
High Yield 732,234,528 – 718,016,150 –
8.9
Short Duration Impact Bond 18,420,697 36,452,323 16,989,620 36,221,072
9.01
Short Term Bond 283,916,354 1,329,078,188 279,609,636 1,343,707,867
9.1
Short Term Bond Index 186,155,968 567,509,269 171,034,879 393,387,657
Fund Average Notional Amount of Futures Contracts Outstanding*
9.01
Short Term Bond $ 136,533,701
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Notes to Financial Statements
(continued)

Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
s
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Fund Average Notional Amount of Forward Contracts Outstanding*
8.2
Core Bond $ 3,560,809
8.3
Core Impact Bond 11,340,503
8.4
Core Plus Bond 2,232,286
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Bank of America, N.A. $851 $- $851 $- $851
Morgan Stanley Capital
Services - (99,614) (99,614) - (99,614)
$851 $(99,614) $(98,763) - $(98,763)
Core Impact Bond Morgan Stanley Capital
Services - $(145,408) $(145,408) - $(145,408)
Core Plus Bond Bank of America, N.A. $394 $- $394 - $394
Morgan Stanley Capital
Services - (59,121) (59,121) - (59,121)
$394 $(59,121) $(58,727) - $(58,727)

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
Fund Average Notional Amount of Swap Contracts Outstanding*
8.2
Core Bond $ 102,666,667
8.4
Core Plus Bond 120,833,333
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 851 Unrealized depreciation
on forward contracts
$ (99,614)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
*
(418,294)
1 1 1 1 1 1 1 1
Core Impact Bond
Forward foreign currency contracts Foreign currency
exchange rate
- – Unrealized depreciation
on forward contracts
(145,408)
1 1 1 1 1 1 1 1
Core Plus Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
394 Unrealized depreciation
on forward contracts
(59,121)
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
136,106 Unrealized depreciation
on swap contracts
*
(324,653)
1 1 1 1 1 1 1 1
Short Term Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
348,801 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Notes to Financial Statements
(continued)

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond
Futures contracts Interest rate $ (20,096) $ –
Forward foreign currency contracts Foreign currency exchange rate – (98,763)
Swap contracts Credit (2,309,008) (418,294)
8.3
Core Impact Bond
Forward foreign currency contracts Foreign currency exchange rate – (145,408)
8.4
Core Plus Bond
Futures contracts Interest rate (20,377) –
Forward foreign currency contracts Foreign currency exchange rate – (58,727)
Swap contracts Credit (727,061) (205,513)
9.01
Short Term Bond
Futures contracts Interest rate 715,859 457,510
Six Months Ended
9/30/24
Year Ended
3/31/24
8.1
Bond Index Shares Amount Shares Amount
Subscriptions:
Class A 213,173 $ 2,043,327 388,783 $ 3,668,440
Class I 159,384 1,509,753 1,195,739 11,522,782
Premier Class 431,948 4,130,897 713,447 6,732,143
Class R6 173,561,685 1,674,779,870 171,458,338 1,630,627,322
Retirement Class 3,347,457 32,234,039 3,034,864 28,803,233
Class W 126,631,387 1,213,571,220 366,027,009 3,477,979,940
Total subscriptions 304,345,034 2,928,269,106 542,818,180 5,159,333,860
Reinvestments of distributions:
Class A 42,182 404,181 77,772 736,123
Class I 45,324 433,982 82,625 781,370
Premier Class 45,428 434,776 77,581 733,719
Class R6 17,748,461 170,051,069 30,005,606 283,779,946
Retirement Class 812,301 7,784,233 1,499,760 14,192,587
Class W – – – –
Total reinvestments of distributions 18,693,696 179,108,241 31,743,344 300,223,745
Redemptions:
Class A (261,824) (2,494,247) (469,329) (4,429,837)
Class I (210,252) (2,004,536) (530,402) (4,932,734)
Premier Class (452,570) (4,345,153) (661,380) (6,129,091)
Class R6 (81,220,324) (775,329,735) (117,562,388) (1,111,719,419)
Retirement Class (2,350,164) (22,478,385) (9,880,251) (93,457,671)
Class W (53,463,341) (506,974,323) (122,904,024) (1,173,892,419)
Total redemptions (137,958,475) (1,313,626,379) (252,007,774) (2,394,561,171)
Net increase (decrease) from shareholder transactions 185,080,255 $ 1,793,750,968 322,553,750 $ 3,064,996,434

Six Months Ended
9/30/24
Year Ended
3/31/24
8.2
Core Bond Shares Amount Shares Amount
Subscriptions:
Class A 301,053 $ 2,809,089 393,119 $ 3,606,313
Class I 8,592,346 78,257,869 9,163,304 82,160,388
Premier Class 993,543 9,339,769 75,038 675,986
Class R6 97,468,566 887,679,305 143,477,856 1,291,720,695
Retirement Class 1,041,481 9,664,629 2,291,266 20,955,515
Class W 38,037,133 345,969,643 107,238,366 968,488,347
Total subscriptions 146,434,122 1,333,720,304 262,638,949 2,367,607,244
Reinvestments of distributions:
Class A 147,040 1,363,221 284,891 2,604,916
Class I 1,533,270 13,978,646 2,753,384 24,751,046
Premier Class 8,003 73,129 17,808 160,068
Class R6 11,240,661 102,435,273 18,674,668 167,715,767
Retirement Class 299,201 2,777,125 521,580 4,774,375
Class W – – – –
Total reinvestments of distributions 13,228,175 120,627,394 22,252,331 200,006,172
Redemptions:
Class A (648,521) (6,029,823) (1,193,686) (10,909,199)
Class I (6,088,284) (55,646,497) (12,124,764) (108,735,304)
Premier Class (48,881) (444,539) (344,855) (3,043,370)
Class R6 (57,935,225) (526,174,105) (118,582,953) (1,063,216,723)
Retirement Class (1,174,490) (10,873,844) (2,430,586) (22,132,124)
Class W (47,995,913) (436,432,493) (60,498,612) (540,783,193)
Total redemptions (113,891,314) (1,035,601,301) (195,175,456) (1,748,819,913)
Net increase (decrease) from shareholder transactions 45,770,983 $ 418,746,397 89,715,824 $ 818,793,503
Six Months Ended
9/30/24
Year Ended
3/31/24
8.3
Core Impact Bond Shares Amount Shares Amount
Subscriptions:
Class A 9,795,076 $ 86,939,538 6,389,097 $ 56,787,544
Class I 11,884,689 106,107,491 38,037,904 333,840,037
Premier Class 322,306 2,866,568 1,141,126 10,049,033
Class R6 86,562,992 773,792,103 167,845,855 1,481,756,681
Retirement Class 477,975 4,217,396 322,346 2,834,918
Total subscriptions 109,043,038 973,923,096 213,736,328 1,885,268,213
Reinvestments of distributions:
Class A 658,459 5,891,499 1,058,421 9,332,604
Class I 1,178,896 10,537,661 2,098,855 18,530,176
Premier Class 11,257 100,650 29,059 258,047
Class R6 10,071,340 90,054,010 17,245,334 152,226,244
Retirement Class 486,719 4,349,680 1,015,909 8,970,439
Total reinvestments of distributions 12,406,671 110,933,500 21,447,578 189,317,510
Redemptions:
Class A (3,874,421) (34,739,287) (6,525,824) (57,561,094)
Class I (19,530,860) (173,719,630) (30,643,954) (269,980,737)
Premier Class (387,816) (3,474,580) (2,426,796) (21,495,636)
Class R6 (62,383,016) (555,771,159) (156,667,133) (1,381,505,758)
Retirement Class (2,645,484) (23,617,548) (6,841,321) (60,422,604)
Total redemptions (88,821,597) (791,322,204) (203,105,028) (1,790,965,829)
Net increase (decrease) from shareholder transactions 32,628,112 $ 293,534,392 32,078,878 $ 283,619,894
Notes to Financial Statements
(continued)

Six Months Ended
9/30/24
Year Ended
3/31/24
8.4
Core Plus Bond Shares Amount Shares Amount
Subscriptions:
Class A 959,322 $ 8,792,632 637,140 $ 5,760,334
Class I 2,079,045 19,245,380 2,119,502 19,097,164
Premier Class 93,517 863,676 29,474 265,664
Class R6 14,445,172 132,072,946 29,307,912 264,531,307
Retirement Class 1,108,365 10,168,096 1,649,380 14,926,099
Class W 19,041,807 173,474,033 58,077,880 526,279,170
Total subscriptions 37,727,228 344,616,763 91,821,288 830,859,738
Reinvestments of distributions:
Class A 494,160 4,527,015 950,817 8,576,619
Class I 94,630 866,186 188,972 1,702,398
Premier Class 8,222 75,226 20,108 181,051
Class R6 2,043,327 18,686,478 3,715,248 33,456,272
Retirement Class 647,336 5,924,670 1,288,520 11,615,845
Class W – – 2 14
Total reinvestments of distributions 3,287,675 30,079,575 6,163,667 55,532,199
Redemptions:
Class A (1,447,946) (13,294,238) (2,669,061) (24,041,800)
Class I (2,086,945) (19,022,038) (3,455,418) (31,157,372)
Premier Class (18,786) (171,211) (346,824) (3,057,507)
Class R6 (17,096,518) (156,040,033) (23,574,939) (210,930,676)
Retirement Class (2,898,885) (26,368,984) (5,537,766) (49,843,769)
Class W (26,716,604) (243,746,384) (32,127,026) (287,368,309)
Total redemptions (50,265,684) (458,642,888) (67,711,034) (606,399,433)
Net increase (decrease) from shareholder transactions (9,250,781) $ (83,946,550) 30,273,921 $ 279,992,504
Six Months Ended
9/30/24
Year Ended
3/31/24
8.5
5–15 Year Laddered Tax Exempt Bond Shares Amount Shares Amount
Subscriptions:
Class A 320,213 $ 3,125,155 785,378 $ 7,642,057
Class I – – 27,510 268,591
Class R6 98,379 954,288 57,968 561,695
Total subscriptions 418,592 4,079,443 870,856 8,472,343
Reinvestments of distributions:
Class A 278,568 2,720,360 499,518 4,847,145
Class I 395 3,845 872 8,452
Class R6 13,083 127,667 23,427 227,104
Total reinvestments of distributions 292,046 2,851,872 523,817 5,082,701
Redemptions:
Class A (1,488,784) (14,540,603) (2,768,904) (26,860,682)
Class I (3,257) (31,542) (45,947) (448,035)
Class R6 (104,547) (1,018,703) (141,490) (1,354,763)
Total redemptions (1,596,588) (15,590,848) (2,956,341) (28,663,480)
Net increase (decrease) from shareholder transactions (885,950) $ (8,659,533) (1,561,668) $ (15,108,436)
Six Months Ended
9/30/24
Year Ended
3/31/24
8.6
Green Bond Shares Amount Shares Amount
Subscriptions:
Class A 27,575 $ 251,422 79,569 $ 721,115
Class I 439,927 4,005,135 1,102,443 9,905,649
Premier Class – – – –
Class R6 846,307 7,674,470 2,790,819 25,419,723
Retirement Class 138,945 1,255,981 191,561 1,722,528
Total subscriptions 1,452,754 13,187,008 4,164,392 37,769,015
Reinvestments of distributions:
Class A 14,001 126,938 26,212 235,572
Class I 86,068 780,538 173,538 1,558,167
Premier Class – – – –
Class R6 92,311 837,876 89,433 806,425
Retirement Class 30,159 273,619 54,734 491,904
Total reinvestments of distributions 222,539 2,018,971 343,917 3,092,068
Redemptions:
Class A (78,954) (720,385) (150,237) (1,346,672)
Class I (396,987) (3,600,307) (2,089,197) (18,447,196)
Premier Class – – – –
Class R6 (468,984) (4,277,443) (423,260) (3,814,585)
Retirement Class (95,343) (863,701) (308,528) (2,763,695)
Total redemptions (1,040,268) (9,461,836) (2,971,222) (26,372,148)
Net increase (decrease) from shareholder transactions 635,025 $ 5,744,143 1,537,087 $ 14,488,935

Six Months Ended
9/30/24
Year Ended
3/31/24
8.7
High Yield Shares Amount Shares Amount
Subscriptions:
Class A 6,893,620 $ 60,403,384 16,864,265 $ 142,512,910
Class I 11,433 99,693 74,902 627,064
Premier Class 4,303,465 37,486,744 6,436,773 53,896,898
Class R6 11,736,028 102,187,099 28,302,571 237,469,824
Retirement Class 645,700 5,636,444 1,248,960 10,533,328
Class W 3,794,180 33,082,508 9,415,019 79,806,589
Total subscriptions 27,384,426 238,895,872 62,342,490 524,846,613
Reinvestments of distributions:
Class A 660,604 5,787,954 1,401,381 11,850,700
Class I 13,700 119,465 35,184 295,340
Premier Class 30,902 269,159 91,687 771,689
Class R6 4,227,143 36,907,530 7,957,756 67,005,015
Retirement Class 751,920 6,565,079 1,554,597 13,088,418
Class W 1 12 5 42
Total reinvestments of distributions 5,684,270 49,649,199 11,040,610 93,011,204
Redemptions:
Class A (8,887,438) (77,799,223) (18,880,056) (159,542,266)
Class I (77,961) (676,193) (568,502) (4,746,125)
Premier Class (4,880,793) (42,533,327) (6,995,487) (58,678,188)
Class R6 (12,532,048) (108,912,907) (74,237,300) (617,266,065)
Retirement Class (1,833,276) (15,966,882) (4,818,258) (40,492,555)
Class W (4,596,615) (39,992,095) (26,817,898) (222,756,293)
Total redemptions (32,808,131) (285,880,627) (132,317,501) (1,103,481,492)
Net increase (decrease) from shareholder transactions 260,565 $ 2,664,444 (58,934,401) $ (485,623,675)
Six Months Ended
9/30/24
Year Ended
3/31/24
8.9
Short Duration Impact Bond Shares Amount Shares Amount
Subscriptions:
Class A 15,401 $ 147,797 35,423 $ 338,088
Class I 24,731 236,290 43,094 411,340
Premier Class – – – –
Class R6 681,924 6,561,803 2,283,761 21,704,634
Retirement Class 165,806 1,582,341 110,769 1,057,670
Total subscriptions 887,862 8,528,231 2,473,047 23,511,732
Reinvestments of distributions:
Class A 4,988 47,886 9,368 89,094
Class I 2,371 22,758 3,575 33,942
Premier Class – – – –
Class R6 106,118 1,018,926 180,610 1,717,801
Retirement Class 12,929 124,090 22,699 215,872
Total reinvestments of distributions 126,406 1,213,660 216,252 2,056,709
Redemptions:
Class A (28,109) (270,359) (54,829) (521,302)
Class I (7,442) (71,725) (39,890) (377,545)
Premier Class – – – –
Class R6 (780,995) (7,508,289) (1,740,093) (16,577,622)
Retirement Class (202,006) (1,944,369) (198,956) (1,890,470)
Total redemptions (1,018,552) (9,794,742) (2,033,768) (19,366,939)
Net increase (decrease) from shareholder transactions (4,284) $ (52,851) 655,531 $ 6,201,502
Notes to Financial Statements
(continued)

Six Months Ended
9/30/24
Year Ended
3/31/24
9.01
Short Term Bond Shares Amount Shares Amount
Subscriptions:
Class A 274,794 $ 2,756,118 490,276 $ 4,849,577
Class I 1,745,045 17,530,509 3,605,313 35,737,750
Premier Class 85,982 858,731 40,535 399,729
Class R6 11,431,137 114,148,026 14,923,784 147,520,450
Retirement Class 1,912,025 19,032,514 1,808,529 17,942,601
Class W 9,407,757 94,432,241 22,730,002 225,210,943
Total subscriptions 24,856,740 248,758,139 43,598,439 431,661,050
Reinvestments of distributions:
Class A 210,406 2,113,582 387,743 3,839,527
Class I 303,313 3,044,365 497,841 4,925,246
Premier Class 4,653 46,707 11,754 116,316
Class R6 725,406 7,282,720 1,129,471 11,174,026
Retirement Class 333,770 3,352,364 696,973 6,901,048
Class W – – – –
Total reinvestments of distributions 1,577,548 15,839,738 2,723,782 26,956,163
Redemptions:
Class A (702,053) (7,039,872) (1,944,625) (19,209,323)
Class I (2,009,670) (20,118,909) (7,907,750) (78,093,816)
Premier Class (120,527) (1,202,352) (173,573) (1,723,916)
Class R6 (8,734,725) (87,674,848) (30,109,768) (297,754,698)
Retirement Class (5,679,657) (57,125,966) (5,983,487) (59,273,332)
Class W (11,539,977) (115,507,956) (16,257,019) (160,299,901)
Total redemptions (28,786,609) (288,669,903) (62,376,222) (616,354,986)
Net increase (decrease) from shareholder transactions (2,352,321) $ (24,072,026) (16,054,001) $ (157,737,773)
Six Months Ended
9/30/24
Year Ended
3/31/24
9.1
Short Term Bond Index Shares Amount Shares Amount
Subscriptions:
Class A 19,290 $ 186,384 16,494 $ 157,548
Class I 579 5,606 12,772 122,193
Premier Class 711 6,786 15,410 146,462
Class R6 398,088 3,835,228 2,004,911 19,126,139
Retirement Class 11,268,768 107,858,993 22,146,569 211,172,507
Class W 18,101,075 173,827,069 37,136,270 354,386,326
Total subscriptions 29,788,511 285,720,066 61,332,426 585,111,175
Reinvestments of distributions:
Class A 4,753 45,586 8,397 79,977
Class I 889 8,525 1,746 16,621
Premier Class 192 1,840 633 6,018
Class R6 148,176 1,420,367 287,096 2,735,719
Retirement Class 1,602,402 15,379,376 1,957,808 18,660,594
Class W – – – –
Total reinvestments of distributions 1,756,412 16,855,694 2,255,680 21,498,929
Redemptions:
Class A (27,157) (259,117) (32,573) (310,076)
Class I (9,966) (94,888) (15,001) (142,840)
Premier Class (4,678) (44,894) (23,410) (223,318)
Class R6 (2,648,134) (25,299,829) (1,783,207) (17,000,119)
Retirement Class (4,476) (42,662) (82,619) (787,930)
Class W (8,648,747) (82,623,372) (16,968,141) (161,437,303)
Total redemptions (11,343,158) (108,364,762) (18,904,951) (179,901,586)
Net increase (decrease) from shareholder transactions 20,201,765 $ 194,210,998 44,683,155 $ 426,708,518

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The 5-15 Year Laddered Tax-Exempt Bond Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Six Months Ended
9/30/24
Year Ended
3/31/24
9.2
Money Market Shares Amount Shares Amount
Subscriptions:
Class A 50,767,829 $ 50,767,826 99,409,557 $ 99,409,557
Class I 13,361,686 13,361,686 16,088,421 16,088,421
Premier Class 30,676,553 30,676,552 44,351,067 44,351,067
Class R6 167,112,942 167,112,942 287,214,356 287,214,356
Retirement Class 108,608,863 108,608,864 366,341,289 366,341,289
Total subscriptions 370,527,873 370,527,870 813,404,690 813,404,690
Reinvestments of distributions:
Class A 7,153,567 7,153,567 13,972,508 13,972,508
Class I 1,165,823 1,165,823 1,937,033 1,937,033
Premier Class 991,868 991,868 2,020,524 2,020,524
Class R6 28,014,349 28,014,349 52,083,864 52,083,864
Retirement Class 15,633,751 15,633,751 29,630,508 29,630,508
Total reinvestments of distributions 52,959,358 52,959,358 99,644,437 99,644,437
Redemptions:
Class A (57,761,135) (57,761,135) (107,826,978) (107,826,978)
Class I (13,217,729) (13,217,729) (10,021,871) (10,021,871)
Premier Class (26,712,425) (26,712,425) (46,487,498) (46,487,498)
Class R6 (140,115,947) (140,115,947) (288,291,453) (288,291,453)
Retirement Class (143,675,969) (143,675,969) (302,708,371) (302,708,371)
Total redemptions (381,483,205) (381,483,205) (755,336,171) (755,336,171)
Net increase (decrease) from shareholder transactions 42,004,026 $ 42,004,023 157,712,956 $ 157,712,956
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
8.1
Bond Index $28,089,255,727 $291,089,923 $(1,904,177,018) $(1,613,087,095)
8.2
Core Bond 11,313,140,048 169,575,870 (571,824,778) (402,248,908)
8.3
Core Impact Bond 7,118,576,843 124,378,614 (317,564,852) (193,186,238)
8.4
Core Plus Bond 5,312,433,496 77,992,898 (256,495,057) (178,502,159)
8.5
5–15 Year Laddered Tax Exempt Bond 210,360,660 3,157,007 (959,267) 2,197,740
8.6
Green Bond 169,796,776 2,488,745 (7,061,926) (4,573,181)
8.7
High Yield 2,121,486,361 40,563,197 (52,461,504) (11,898,307)
8.9
Short Duration Impact Bond 78,089,503 1,033,688 (1,066,572) (32,884)
9.01
Short Term Bond 1,863,462,695 20,074,118 (22,335,723) (2,261,605)
9.1
Short Term Bond Index 2,240,651,241 29,400,251 (699,155) 28,701,096
9.2
Money Market 2,105,744,109 – – –
Notes to Financial Statements
(continued)

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.  Under the terms of a distribution Rule 12b-
1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
8.1
Bond Index $– $35,648,301 $– $(2,526,112,716) $(226,900,440) $– $(38,885,612) $(2,756,250,467)
8.2
Core Bond – 12,618,206 – (780,635,090) (729,488,372) – (19,281,047) (1,516,786,303)
8.3
Core Impact Bond – 3,274,862 – (428,525,793) (643,605,021) – (4,836,603) (1,073,692,555)
8.4
Core Plus Bond – 7,789,387 – (388,474,066) (366,272,636) – (14,002,042) (760,959,357)
8.5
5–15 Year Laddered Tax
Exempt Bond 53,088 28,521 – (4,135,618) (11,219,475) – (111,201) (15,384,685)
8.6
Green Bond – 204,848 – (9,710,228) (4,949,094) – (251,374) (14,705,848)
8.7
High Yield – 2,765,959 – (64,571,591) (451,846,122) – (3,117,746) (516,769,500)
8.9
Short Duration Impact
Bond – 83,996 – (1,063,140) (895,214) – (93,286) (1,967,644)
9.01
Short Term Bond – 3,329,345 – (31,189,162) (46,478,780) – (4,428,875) (78,767,472)
9.1
Short Term Bond Index – 4,389,933 – (12,931,514) (52,905,240) – (4,391,914) (65,838,735)
9.2
Money Market – 30,184 559 – – – – 30,743
Fund Short-Term Long-Term Total
8.1
Bond Index $88,294,602 $138,605,838 $226,900,440
8.2
Core Bond 339,820,914 389,667,458 729,488,372
8.3
Core Impact Bond 318,837,411 324,767,610 643,605,021
8.4
Core Plus Bond 159,133,574 207,139,062 366,272,636
8.5
5–15 Year Laddered Tax Exempt Bond – 11,219,475 11,219,475
8.6
Green Bond 1,871,792 3,077,302 4,949,094
8.7
High Yield 88,011,551 363,834,571 451,846,122
8.9
Short Duration Impact Bond 660,834 234,380 895,214
9.01
Short Term Bond – 46,478,780 46,478,780
9.1
Short Term Bond Index 10,648,414 42,256,826 52,905,240
9.2
Money Market – – –

Effective May 1, 2024, the management fee schedule for each Fund, other than the Bond Index Fund, Short Term Bond Index Fund and Money Market Fund, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC
(“Nuveen Fund Advisors”).
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex –level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen
Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States.
Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life
Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by
Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the complex-level fee rate for each Fund was as follows:
For the Bond Index Fund, Short Term Bond Index Fund and Money Market Fund, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund, and there are no changes to the investment management fees.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
8.1
Bond Index —%
8.2
Core Bond 0.1597%
8.3
Core Impact Bond 0.1597%
8.4
Core Plus Bond 0.1597%
8.5
5–15 Year Laddered Tax Exempt Bond 0.1597%
8.6
Green Bond 0.1597%
8.7
High Yield 0.1597%
8.9
Short Duration Impact Bond 0.1597%
9.01
Short Term Bond 0.1597%
9.1
Short Term Bond Index —%
9.2
Money Market —%
Notes to Financial Statements
(continued)

Prior to May 1, 2024, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.1
Bond Index 0.060% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
8.2
Core Bond* 0.090% —0.140% 0.700 0.500 0.500 0.350 0.600 0.350
8.3
Core Impact Bond* 0.140% —0.190% 0.750 0.550 0.550 0.400 0.650 –
8.4
Core Plus Bond* 0.090% —0.140% 0.700 0.500 0.500 0.350 0.600 0.350
8.5
5–15 Year Laddered Tax Exempt Bond* 0.040% —0.090% 0.650 0.450 – 0.300 – –
8.6
Green Bond* 0.190% —0.240% 0.800 0.600 0.600 0.450 0.700 –
8.7
High Yield* 0.140% —0.190% 0.750 0.550 0.550 0.400 0.650 0.400
8.9
Short Duration Impact Bond* 0.090% —0.140% 0.700 0.500 0.500 0.350 0.600 –
9.01
Short Term Bond* 0.040% —0.090% 0.650 0.450 0.450 0.300 0.550 0.300
9.1
Short Term Bond Index 0.050% 0.450 0.250 0.250 0.100 0.350 0.100
9.2
Money Market 0.100% 0.500 0.300 0.300 0.150 0.400 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.1
Bond Index 0.060% 0.060% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
8.2
Core Bond* 0.250% —0.300% 0.275 0.700 0.500 0.500 0.350 0.600 0.350
8.3
Core Impact Bond* 0.300% —0.350% 0.332 0.750 0.550 0.550 0.400 0.650 –
8.4
Core Plus Bond* 0.250% —0.300% 0.286 0.700 0.500 0.500 0.350 0.600 0.350
8.5
5–15 Year Laddered Tax Exempt Bond* 0.200% —0.250% 0.250 0.650 0.450 – 0.300 – –
8.6
Green Bond* 0.350% —0.400% 0.400 0.800 0.600 0.600 0.450 0.700 –
8.7
High Yield* 0.300% —0.350% 0.345 0.750 0.550 0.550 0.400 0.650 0.400
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.300 0.700 0.500 0.500 0.350 0.600 –
9.01
Short Term Bond* 0.200% —0.250% 0.245 0.650 0.450 0.450 0.300 0.550 0.300
9.1
Short Term Bond Index 0.050% 0.050 0.450 0.250 0.250 0.100 0.350 0.100
9.2
Money Market 0.100% 0.100 0.500 0.300 0.300 0.150 0.400 –
Underlying Fund TIAA
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 27% – % – % – % 27%
8.2
Core Bond – 20 – – – – 20
8.4
Core Plus Bond – 27 – 4 4 1 36
8.6
Green Bond 21 – – – – – 21
8.7
High Yield – 10 – – – 4 14
8.9
Short Duration Impact Bond 16 – – – – – 16
9.01
Short Term Bond – 25 – 3 – 1 29
9.1
Short Term Bond Index – – 30 – – – 30
9.2
Money Market – – – – – 2 2

9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds (other than Money Market Fund) participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 11, 2024 expiring on June 10, 2025, replacing the previous $1 billion facility, which expired June 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.

1
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Inflation Linked Bond
Portfolio of Investments September 30, 2024
2
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
CORPORATE BONDS - 0 .3%
ENERGY - 0.1%
$ 986,842 Reliance Industries Ltd 2 .444% 01/15/26 $ 970,923
TOTAL ENERGY 970,923
FINANCIAL SERVICES - 0.0%
839,647 HNA LLC 2 .369 09/18/27 809,868
TOTAL FINANCIAL SERVICES 809,868
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
6,600,000 Montefiore Medical Center 2 .895 04/20/32 5,770,792
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,770,792
TOTAL CORPORATE BONDS
(Cost $8,421,255) 7,551,583
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 97.9%
AGENCY SECURITIES - 0.2%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,869,630
TOTAL AGENCY SECURITIES 6,869,630
MORTGAGE BACKED - 1.8%
7,568,572 Government National Mortgage Association (GNMA) 3 .600 09/15/31 7,366,218
4,140,859 GNMA 3 .700 10/15/33 4,067,940
1,249,002 GNMA 3 .380 07/15/35 1,236,384
1,218,764 GNMA 3 .870 10/15/36 1,196,065
4,456,948 GNMA 3 .940 03/15/37 4,332,139
16,066,143 GNMA 1 .730 07/15/37 14,034,690
11,960,236 GNMA 1 .650 07/15/42 10,085,707
12,113,979 GNMA 2 .750 01/15/45 11,129,774
TOTAL MORTGAGE BACKED 53,448,917
U.S. TREASURY SECURITIES - 95.9%
245 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 245
531 (a) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 525
15,760,188 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 15,655,774
37,806,772 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 37,133,117
4,930,329 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 4,859,725
48,487,115 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 47,545,077
102,773,109 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 100,796,093
64,116,328 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 63,995,108
63,078,568 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 61,322,822
102,349,129 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 99,766,495
127,879,433 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 124,343,981
129,466,383 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 125,781,290
39,543,308 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 40,186,908
16,709,700 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 16,085,665
87,433,977 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 85,019,029
83,932,919 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 84,482,035
97,036,887 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 93,952,242
26,370,912 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 26,583,467
167,435,205 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 165,846,365
42,356,227 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 45,387,516
68,915,724 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 67,384,354
73,267,888 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 76,091,451
95,881,893 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 93,601,273
77,767,493 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 81,103,574
102,959,100 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 105,813,332
75,353,362 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 83,159,149
73,125,993 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 69,373,823
121,719,784 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 113,557,506
128,215,739 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 119,217,600
97,868,250 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 89,920,402
141,336,402 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 129,288,597
3
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 6,133,010 (a) United States Treasury Inflation Indexed Bonds 0 .125% 01/15/32 $ 5,542,462
45,571,862 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 51,474,272
72,367,131 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 67,753,806
172,058,905 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 166,000,659
92,896,011 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 91,564,038
123,809,620 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 125,182,607
84,349,792 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 86,410,050
TOTAL U.S. TREASURY SECURITIES 2,861,182,434
TOTAL GOVERNMENT BONDS
(Cost $2,990,690,065) 2,921,500,981
TOTAL LONG-TERM INVESTMENTS
(Cost $2,999,111,320) 2,929,052,564
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 1.2%
37,202,000 Federal Farm Credit 0 .000 10/01/24 37,197,195
TOTAL GOVERNMENT AGENCY DEBT 37,197,195
REPURCHASE AGREEMENT - 0.0%
95,000 (b) Fixed Income Clearing Corporation 4 .880 10/01/24 95,000
TOTAL REPURCHASE AGREEMENT 95,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,297,000) 37,292,195
TOTAL INVESTMENTS - 99.4%
(Cost $3,036,408,320) 2,966,344,759
OTHER ASSETS & LIABILITIES, NET - 0.6% 17,542,909
NET ASSETS - 100.0% $ 2,983,887,668
(a)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corporation, 4.880% dated 9/30/24 to be repurchased at $95,013 on 10/1/24, collateralized by Government Agency Securities, with coupon rate 0.875% and maturity date 6/30/26, valued at $97,012.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 97 12/19/24  $ 11,064,988 $ 11,085,281  $ 20,293
U.S. Treasury 5-Year Note 240 12/31/24 26,329,873 26,371,875 42,002
Total 337  $ 37,394,861  $ 37,457,156 $ 62,295
Real Estate Securities Select
Portfolio of Investments September 30, 2024
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
DATA CENTER REITS - 11.4%
925,000 Digital Realty Trust, Inc $ 149,692,750
224,000 Equinix, Inc 198,829,120
TOTAL DATA CENTER REITS 348,521,870
HEALTH CARE REITS - 10.5%
275,000 American Healthcare REIT, Inc 7,177,500
1,600,000 Healthpeak Properties, Inc 36,592,000
800,000 Sabra Health Care REIT, Inc 14,888,000
1,250,000 Ventas, Inc 80,162,500
1,425,000 Welltower, Inc 182,442,750
TOTAL HEALTH CARE REITS 321,262,750
HOTEL & RESORT REITS - 1.3%
2,200,000 Host Hotels & Resorts Inc 38,720,000
TOTAL HOTEL & RESORT REITS 38,720,000
INDUSTRIAL REITS - 17.7%
200,000 EastGroup Properties, Inc 37,364,000
750,000 Lineage, Inc 58,785,000
2,600,000 Prologis, Inc 328,328,000
1,050,000 Rexford Industrial Realty, Inc 52,825,500
1,000,000 Terreno Realty Corp 66,830,000
TOTAL INDUSTRIAL REITS 544,132,500
MULTI-FAMILY RESIDENTIAL REITS - 9.4%
550,000 AvalonBay Communities, Inc 123,887,500
225,000 Camden Property Trust 27,794,250
625,000 Equity Residential 46,537,500
200,000 Essex Property Trust, Inc 59,084,000
200,000 Mid-America Apartment Communities, Inc 31,780,000
TOTAL MULTI-FAMILY RESIDENTIAL REITS 289,083,250
OFFICE REITS - 3.9%
375,000 Boston Properties, Inc 30,172,500
925,000 SL Green Realty Corp 64,389,250
675,000 Vornado Realty Trust 26,595,000
TOTAL OFFICE REITS 121,156,750
OTHER SPECIALIZED REITS - 7.6%
1,000,000 Gaming and Leisure Properties, Inc 51,450,000
500,000 Iron Mountain, Inc 59,415,000
3,650,000 VICI Properties, Inc 121,581,500
TOTAL OTHER SPECIALIZED REITS 232,446,500
RETAIL REITS - 15.4%
1,750,000 Brixmor Property Group, Inc 48,755,000
3,300,000 Kimco Realty Corp 76,626,000
1,500,000 Kite Realty Group Trust 39,840,000
1,025,000 Realty Income Corp 65,005,500
700,000 Regency Centers Corp 50,561,000
1,125,000 Simon Property Group, Inc 190,147,500
TOTAL RETAIL REITS 470,935,000
SELF STORAGE REITS - 5.7%
500,000 Extra Space Storage, Inc 90,095,000
235,000 Public Storage, Inc 85,509,450
TOTAL SELF STORAGE REITS 175,604,450
SINGLE-FAMILY RESIDENTIAL REITS - 7.3%
1,700,000 American Homes 4 Rent 65,263,000
1,000,000 Equity Lifestyle Properties, Inc 71,340,000
700,000 Invitation Homes, Inc 24,682,000
475,000 Sun Communities, Inc 64,196,250
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 225,481,250
TELECOM TOWER REITS - 9.2%
850,000 American Tower Corp 197,676,000
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TELECOM TOWER REITS (continued)
550,000 Crown Castle, Inc $ 65,246,500
75,000 SBA Communications Corp 18,052,500
TOTAL TELECOM TOWER REITS 280,975,000
TOTAL COMMON STOCKS
(Cost $1,814,220,631) 3,048,319,320
TOTAL LONG-TERM INVESTMENTS
(Cost $1,814,220,631) 3,048,319,320
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
TREASURY DEBT - 0 .4%
$ 11,166,000 United States Treasury Bill 0 .000% 10/01/24 11,166,000
TOTAL TREASURY DEBT 11,166,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,166,000) 11,166,000
TOTAL INVESTMENTS - 99.8%
(Cost $1,825,386,631) 3,059,485,320
OTHER ASSETS & LIABILITIES, NET - 0.2% 7,263,407
NET ASSETS - 100.0% $ 3,066,748,727
REIT Real Estate Investment Trust
Statement of Assets and Liabilities
See Notes to Financial Statements
6
September 30, 2024 (Unaudited)
7.1
Inflation Linked Bond
7.2
Real Estate Securities
Select
ASSETS
Long-term investments, at value
†
$ 2,929,052,564 $ 3,048,319,320
Short-term investments, at value
#
37,292,195 11,166,000
Cash – 409,433
Receivables:
Dividends – 8,413,672
Interest 10,109,490 –
Reimbursement from Adviser 448,166 103,029
Shares sold 25,153,243 746,639
Other 637,108 601,598
Total assets 3,002,692,766 3,069,759,691
LIABILITIES
Due to affiliates 12,046 13,574
Cash overdraft 7,365,854 –
Payables:
Management fees 581,123 1,184,200
Investments purchased - regular settlement 9,160,077 –
Shares redeemed 775,404 982,319
Service agreement fees 54,892 124,439
Variation margin on futures contracts 132,078 –
Accrued expenses:
Custodian fees 7,504 6,285
Professional fees 30,393 30,851
Shareholder reporting expenses 20,484 –
Shareholder servicing agent fees 12,918 31,231
Trustees fees 623,230 560,526
12b-1 distribution and service fees 24,104 73,503
Other 4,991 4,036
Total liabilities 18,805,098 3,010,964
Net assets $ 2,983,887,668 $ 3,066,748,727
NET ASSETS CONSIST OF:
Paid-in capital $ 3,109,280,986 $ 2,092,736,941
Total distributable earnings (loss) (125,393,318) 974,011,786
Net assets $ 2,983,887,668 $ 3,066,748,727
†
Long-term investments, cost $ 2,999,111,320 $ 1,814,220,631
#
Short-term investments, cost 37,297,000 11,166,000
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
7
September 30, 2024 (Unaudited)
7.1
Inflation Linked Bond
7.2
Real Estate Securities
Select
CLASS A:
Net assets $ 116,492,943 $ 345,504,045
Shares outstanding 11,210,440 18,003,752
Net asset value ("NAV") per share $ 10.39 $ 19.19
Maximum sales charge 3.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 10.79 $ 20.36
CLASS I:
Net assets $ 65,913,719 $ 42,687,409
Shares outstanding 6,140,284 2,201,808
NAV and offering price per share $ 10.73 $ 19.39
PREMIER CLASS:
Net assets $ 959,097 $ 20,444,987
Shares outstanding 89,553 1,053,949
NAV and offering price per share $ 10.71 $ 19.40
CLASS R6:
Net assets $ 477,886,405 $ 2,162,535,753
Shares outstanding 44,524,278 111,628,933
NAV and offering price per share $ 10.73 $ 19.37
RETIREMENT CLASS:
Net assets $ 115,594,153 $ 495,576,533
Shares outstanding 10,669,448 24,289,432
NAV and offering price per share $ 10.83 $ 20.40
CLASS W:
Net assets $ 2,207,041,351 $ –
Shares outstanding 205,660,263 –
NAV and offering price per share $ 10.73 $ –
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001
8
Statement of Operations
See Notes to Financial Statements
Six Months Ended September 30, 2024 (Unaudited)
7.1
Inflation Linked Bond
7.2
Real Estate Securities
Select
INVESTMENT INCOME
Affiliated income $ – $ 258,691
Dividends – 44,345,254
Interest 70,617,227 462,347
Securities lending income, net 128 –
Total investment income 70,617,355 45,066,292
EXPENSES
Management fees 3,502,781 6,738,241
12b-1 distribution and service fees — Class A 145,763 396,456
12b-1 distribution and service fees — Premier Class 707 16,437
Shareholder servicing agent fees — Class A 34,416 62,442
Shareholder servicing agent fees — Class I 37,561 26,326
Shareholder servicing agent fees — Premier Class 28 172
Shareholder servicing agent fees — Class R6 907 6,972
Shareholder servicing agent fees — Retirement Class 146,438 586,382
Shareholder servicing agent fees — Class W 655 –
Administrative service fees 41,993 37,340
Trustees fees 6,690 6,906
Custodian expenses 15,060 12,849
Overdraft expense 3,363 2,821
Professional fees 30,319 30,337
Registration fees 62,663 58,482
Shareholder reporting expenses 36,190 127,544
Other 20,179 19,347
Total expenses 4,085,713 8,129,054
Expenses reimbursed by the investment adviser (2,662,110) –
Fee waiver by investment adviser and Nuveen Securities (48,809) (45,374)
Net expenses 1,374,794 8,083,680
Net investment income (loss) 69,242,561 36,982,612
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (15,254,664) 23,390,348
Futures contracts 1,758,393 –
Foreign currency transactions 1,293 2,810
Net realized gain (loss) (13,494,978) 23,393,158
Change in unrealized appreciation (depreciation) on:
Investments 80,214,577 322,051,491
Futures contracts (142,045) –
Net change in unrealized appreciation (depreciation) 80,072,532 322,051,491
Net realized and unrealized gain (loss) 66,577,554 345,444,649
Net increase (decrease) in net assets from operations $ 135,820,115 $ 382,427,261
9
Statement of Changes in Net Assets
See Notes to Financial Statements
7.1
Inflation Linked Bond
7.2
Real Estate Securities Select
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 69,242,561 $ 97,766,788 $ 36,982,612 $ 79,850,084
Net realized gain (loss) (13,494,978) (31,464,836) 23,393,158 (85,765,759)
Net change in unrealized appreciation (depreciation) 80,072,532 (13,504,058) 322,051,491 234,176,714
Net increase (decrease) in net assets from operations 135,820,115 52,797,894 382,427,261 228,261,039
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (2,612,271) (4,320,896) (4,775,685) (8,852,193)
Class I (1,591,000) (2,907,314) (670,086) (1,978,172)
Premier Class (20,871) (66,748) (291,100) (811,525)
Class R6 (10,966,154) (21,921,451) (32,808,130) (57,964,117)
Retirement Class (2,527,759) (4,434,311) (6,605,348) (12,796,393)
Class W (52,012,245) (77,573,048) – –
Total distributions (69,730,300) (111,223,768) (45,150,349) (82,402,400)
FUND SHARE TRANSACTIONS
Subscriptions 264,307,978 635,455,050 124,082,070 279,574,542
Reinvestments of distributions 16,841,610 31,518,048 44,730,029 81,589,451
Redemptions (344,111,410) (477,969,028) (378,091,840) (610,424,661)
Net increase (decrease) from Fund share transactions (62,961,822) 189,004,070 (209,279,741) (249,260,668)
Net increase (decrease) in net assets 3,127,993 130,578,196 127,997,171 (103,402,029)
Net assets at the beginning of period 2,980,759,675 2,850,181,479 2,938,751,556 3,042,153,585
Net assets at the end of period $ 2,983,887,668 $ 2,980,759,675 $ 3,066,748,727 $ 2,938,751,556
Financial Highlights
See Notes to Financial Statements
10
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
7.1
Inflation Linked Bond
Class A:
9/30/24
#
$ 10 .16 $ 0 .22 $ 0 .24 $ 0 .46 $ ( 0 .23 ) $ — $ ( 0 .23 ) $ 10 .39
3/31/24 10 .38 0 .31 ( 0 .17 ) 0 .14 ( 0 .36 ) — ( 0 .36 ) 10 .16
3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
3/31/20 10 .99 0 .23 0 .23 0 .46 ( 0 .20 ) — ( 0 .20 ) 11 .25
Class I:
9/30/24
#
10 .49 0 .24 0 .24 0 .48 ( 0 .24 ) — ( 0 .24 ) 10 .73
3/31/24 10 .71 0 .36 ( 0 .20 ) 0 .16 ( 0 .38 ) — ( 0 .38 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
3/31/20 11 .29 0 .21 0 .28 0 .49 ( 0 .23 ) — ( 0 .23 ) 11 .55
Premier Class:
9/30/24
#
10 .47 0 .23 0 .25 0 .48 ( 0 .24 ) — ( 0 .24 ) 10 .71
3/31/24 10 .68 0 .39 ( 0 .23 ) 0 .16 ( 0 .37 ) — ( 0 .37 ) 10 .47
3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
3/31/20 11 .26 0 .28 0 .20 0 .48 ( 0 .22 ) — ( 0 .22 ) 11 .52
Class R6:
9/30/24
#
10 .49 0 .25 0 .24 0 .49 ( 0 .25 ) — ( 0 .25 ) 10 .73
3/31/24 10 .71 0 .35 ( 0 .17 ) 0 .18 ( 0 .40 ) — ( 0 .40 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .06 ) ( 0 .37 ) ( 0 .68 ) ( 0 .08 ) ( 0 .76 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
3/31/20 11 .29 0 .29 0 .20 0 .49 ( 0 .24 ) — ( 0 .24 ) 11 .54
Retirement Class:
9/30/24
#
10 .59 0 .23 0 .24 0 .47 ( 0 .23 ) — ( 0 .23 ) 10 .83
3/31/24 10 .79 0 .33 ( 0 .17 ) 0 .16 ( 0 .36 ) — ( 0 .36 ) 10 .59
3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
3/31/20 11 .36 0 .28 0 .19 0 .47 ( 0 .20 ) — ( 0 .20 ) 11 .63
Class W:
9/30/24
#
10 .49 0 .25 0 .25 0 .50 ( 0 .26 ) — ( 0 .26 ) 10 .73
3/31/24 10 .71 0 .37 ( 0 .16 ) 0 .21 ( 0 .43 ) — ( 0 .43 ) 10 .49
3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
3/31/20 11 .29 0 .31 0 .21 0 .52 ( 0 .27 ) — ( 0 .27 ) 11 .54
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
See Notes to Financial Statements
11
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
4 .60% $ 116,493 0 .56%
c
0 .56%
c
4 .28%
c
17%
1 .40 119,139 0 .56 0 .54 3 .05 30
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
f
7 .12 150,264 0 .56 0 .54 1 .13 27
4 .07 149,027 0 .57 0 .55 2 .06 26
4 .65 65,914 0 .36
c
0 .36
c
4 .48
c
17
1 .60 67,636 0 .36 0 .34 3 .39 30
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
f
7 .43 123,505 0 .34 0 .32 1 .31 27
4 .38 141,821 0 .34 0 .32 1 .79 26
4 .64 959 0 .41
c
0 .41
c
4 .44
c
17
1 .62 948 0 .41 0 .39 3 .68 30
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
f
7 .38 8,211 0 .40 0 .38 1 .34 27
4 .26 3,068 0 .41 0 .39 2 .42 26
4 .71 477,886 0 .26
c
0 .25
c
4 .72
c
17
1 .74 565,535 0 .26 0 .24 3 .35 30
( 3 .01 ) 603,640 0 .25 0 .23 6 .20 19
3 .76 866,667 0 .25 0 .23 6 .00 21
f
7 .53 1,209,995 0 .25 0 .23 1 .31 27
4 .36 1,692,282 0 .26 0 .24 2 .56 26
4 .53 115,594 0 .51
c
0 .50
c
4 .37
c
17
1 .58 120,533 0 .51 0 .49 3 .14 30
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
f
7 .29 178,970 0 .50 0 .48 1 .17 27
4 .18 188,609 0 .51 0 .49 2 .37 26
4 .84 2,207,041 0 .25
c
0.00
c
4 .81
c
17
2 .03 2,106,969 0 .26 0.00 3 .52 30
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
f
7 .77 1,746,530 0 .25 0.00 1 .71 27
4 .67 1,252,667 0 .26 0.00 2 .70 26
Financial Highlights
(continued)
See Notes to Financial Statements
12
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
7.2
Real Estate Securities Select
Class A:
9/30/24
#
$ 17 .09 $ 0 .21 $ 2 .15 $ 2 .36 $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 19 .19
3/31/24 16 .25 0 .41 0 .87 1 .28 ( 0 .44 ) — ( 0 .44 ) 17 .09
3/31/23 22 .14 0 .41 ( 5 .44 ) ( 5 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .25
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) ( 0 .66 ) 22 .14
3/31/21 14 .09 0 .25 4 .73 4 .98 ( 0 .25 ) — ( 0 .25 ) 18 .82
3/31/20 16 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 14 .09
Class I:
9/30/24
#
17 .26 0 .22 2 .19 2 .41 ( 0 .28 ) — ( 0 .28 ) 19 .39
3/31/24 16 .41 0 .44 0 .88 1 .32 ( 0 .47 ) — ( 0 .47 ) 17 .26
3/31/23 22 .35 0 .44 ( 5 .49 ) ( 5 .05 ) ( 0 .41 ) ( 0 .48 ) ( 0 .89 ) 16 .41
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) ( 0 .69 ) 22 .35
3/31/21 14 .22 0 .26 4 .79 5 .05 ( 0 .28 ) — ( 0 .28 ) 18 .99
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
Premier Class:
9/30/24
#
17 .27 0 .20 2 .20 2 .40 ( 0 .27 ) — ( 0 .27 ) 19 .40
3/31/24 16 .42 0 .44 0 .87 1 .31 ( 0 .46 ) — ( 0 .46 ) 17 .27
3/31/23 22 .36 0 .44 ( 5 .50 ) ( 5 .06 ) ( 0 .40 ) ( 0 .48 ) ( 0 .88 ) 16 .42
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) ( 0 .68 ) 22 .36
3/31/21 14 .22 0 .27 4 .79 5 .06 ( 0 .28 ) — ( 0 .28 ) 19 .00
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
Class R6:
9/30/24
#
17 .25 0 .23 2 .18 2 .41 ( 0 .29 ) — ( 0 .29 ) 19 .37
3/31/24 16 .40 0 .47 0 .87 1 .34 ( 0 .49 ) — ( 0 .49 ) 17 .25
3/31/23 22 .34 0 .46 ( 5 .49 ) ( 5 .03 ) ( 0 .43 ) ( 0 .48 ) ( 0 .91 ) 16 .40
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) ( 0 .71 ) 22 .34
3/31/21 14 .21 0 .30 4 .77 5 .07 ( 0 .30 ) — ( 0 .30 ) 18 .98
3/31/20 16 .88 0 .35 ( 1 .89 ) ( 1 .54 ) ( 0 .33 ) ( 0 .80 ) ( 1 .13 ) 14 .21
Retirement Class:
9/30/24
#
18 .15 0 .22 2 .29 2 .51 ( 0 .26 ) — ( 0 .26 ) 20 .40
3/31/24 17 .23 0 .45 0 .92 1 .37 ( 0 .45 ) — ( 0 .45 ) 18 .15
3/31/23 23 .41 0 .44 ( 5 .76 ) ( 5 .32 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 17 .23
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 23 .41
3/31/21 14 .86 0 .27 4 .99 5 .26 ( 0 .26 ) — ( 0 .26 ) 19 .86
3/31/20 17 .60 0 .32 ( 1 .97 ) ( 1 .65 ) ( 0 .29 ) ( 0 .80 ) ( 1 .09 ) 14 .86
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
See Notes to Financial Statements
13
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
13 .97% $ 345,504 0 .78%
c
0 .78%
c
2 .38%
c
11%
8 .07 326,548 0 .79 0 .77 2 .54 7
( 22 .73 ) 369,354 0 .77 0 .73 2 .28 25
21 .13 532,018 0 .75 0 .72 1 .09 25
f
35 .57 367,908 0 .79 0 .76 1 .48 45
( 10 .41 ) 263,960 0 .79 0 .79 1 .66 39
14 .10 42,687 0 .61
c
0 .61
c
2 .50
c
11
8 .23 50,394 0 .61 0 .58 2 .69 7
( 22 .60 ) 107,731 0 .60 0 .57 2 .45 25
21 .32 153,657 0 .59 0 .59 1 .19 25
f
35 .76 71,403 0 .62 0 .59 1 .55 45
( 10 .27 ) 21,689 0 .62 0 .62 1 .79 39
14 .06 20,445 0 .64
c
0 .64
c
2 .29
c
11
8 .20 26,551 0 .65 0 .62 2 .66 7
( 22 .62 ) 34,765 0 .63 0 .60 2 .42 25
21 .25 45,328 0 .62 0 .62 1 .27 25
f
35 .78 48,255 0 .64 0 .62 1 .62 45
( 10 .31 ) 44,026 0 .65 0 .65 1 .80 39
14 .12 2,162,536 0 .49
c
0 .49
c
2 .67
c
11
8 .38 2,043,858 0 .50 0 .48 2 .84 7
( 22 .52 ) 2,026,404 0 .48 0 .45 2 .55 25
21 .46 2,935,178 0 .47 0 .47 1 .37 25
f
35 .94 2,272,604 0 .49 0 .47 1 .77 45
( 10 .16 ) 1,430,143 0 .50 0 .50 1 .95 39
13 .99 495,577 0 .74
c
0 .74
c
2 .40
c
11
8 .10 491,401 0 .75 0 .72 2 .60 7
( 22 .72 ) 503,900 0 .73 0 .70 2 .31 25
21 .17 675,116 0 .72 0 .72 1 .11 25
f
35 .58 533,102 0 .74 0 .72 1 .52 45
( 10 .39 ) 398,674 0 .75 0 .75 1 .70 39
14
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund's name changed as noted above and therefore all references to the name of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premiere Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Funds of less than certain amounts, as set forth in each Fund’s prospectus. Shareholders with an account held directly with a Fund that held
Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV. Class A Shares purchases of $250,000 or more with respect to
Inflation Linked Bond Fund and $1,000,000 or more for Real Estate Securities Select Fund are sold at NAV without an up-front sales charge buy may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase.
Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Change in Fiscal and Tax Year Ends: On February 28, 2024, each Fund’s Board of Trustees (the "Board") approved that each Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from March 31 to December 31, which became effective April 1,
2024. The Funds continued to follow its current regulatory reporting schedule and prepared a semi-annual report as of September
30, 2024, which will then be followed by an annual report for the 9-month period ended December 31, 2024.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
New Name Former Name Short Name
Nuveen Inflation Linked Bond Fund TIAA-CREF Inflation-Linked Bond Fund Inflation Linked Bond
Nuveen Real Estate Securities Select Fund TIAA-CREF Real Estate Securities Fund Real Estate Securities Select
1 1 1
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class
15
Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
Notes to Financial Statements
(continued)
16
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
17
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Treasury Inflation Protected Securities: Inflation Linked Bond may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer
Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of
Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $7,551,583 $— $7,551,583
Government bonds — 2,921,500,981 — 2,921,500,981
Short-Term Investments
:
Government agency debt — 37,197,195 — 37,197,195
Repurchase agreement — 95,000 — 95,000
Investments in Derivatives
:
Futures contracts* 62,295 — — 62,295
Total $62,295 $2,966,344,759 $— $2,966,407,054
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $3,048,319,320 $— $— $3,048,319,320
Short-Term Investments
:
Treasury debt — 11,166,000 — 11,166,000
Total $3,048,319,320 $11,166,000 $— $3,059,485,320
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Inflation Linked Bond Fixed Income Clearing Corporation $ 95,000 $ (97,012)
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
7.1
Inflation Linked Bond $ – $ 496,660,954 $ 360,000 $ 623,121,532
7.2
Real Estate Securities Select 307,874,194 – 507,107,964 –
Notes to Financial Statements
(continued)
18
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
7.1
Inflation Linked Bond $ 56,287,885
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Inflation Linked Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
$ 62,295 - $ –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of
Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
7.1
Inflation Linked Bond
Futures contracts Interest rate $ 1,758,393 $ (142,045)
19
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Six Months Ended
9/30/24
Year Ended
3/31/24
7.1
Inflation Linked Bond Shares Amount Shares Amount
Subscriptions:
Class A 379,858 $ 3,884,813 1,288,477 $ 13,059,446
Class I 1,524,137 16,012,349 2,405,516 25,230,979
Premier Class 3,941 41,507 25,759 270,373
Class R6 2,338,872 24,733,555 6,879,795 72,184,907
Retirement Class 69,180 738,003 297,367 3,105,040
Class W 20,753,816 218,897,751 49,776,621 521,604,305
Total subscriptions 25,069,804 264,307,978 60,673,535 635,455,050
Reinvestments of distributions:
Class A 235,290 2,387,352 394,391 3,963,055
Class I 109,830 1,150,957 205,967 2,136,473
Premier Class 1,996 20,871 6,450 66,748
Class R6 1,025,801 10,754,671 2,017,779 20,917,461
Retirement Class 238,953 2,527,759 423,884 4,434,311
Class W – – – –
Total reinvestments of distributions 1,611,870 16,841,610 3,048,471 31,518,048
Redemptions:
Class A (1,125,377) (11,471,172) (2,593,681) (26,316,099)
Class I (1,939,932) (20,440,342) (4,930,366) (51,510,463)
Premier Class (6,969) (73,252) (168,393) (1,735,965)
Class R6 (12,751,087) (133,749,058) (11,367,625) (118,426,790)
Retirement Class (1,023,218) (10,874,856) (2,597,626) (27,400,363)
Class W (15,957,932) (167,502,730) (24,053,242) (252,579,348)
Total redemptions (32,804,515) (344,111,410) (45,710,933) (477,969,028)
Net increase (decrease) from shareholder transactions (6,122,841) $ (62,961,822) 18,011,073 $ 189,004,070
Six Months Ended
9/30/24
Year Ended
3/31/24
7.2
Real Estate Securities Select Shares Amount Shares Amount
Subscriptions:
Class A 565,325 $ 9,564,919 1,066,960 $ 17,392,751
Class I 322,241 5,544,213 1,073,969 17,642,498
Premier Class 202,666 3,414,471 289,064 4,819,294
Class R6 5,872,419 100,206,958 13,364,176 218,219,672
Retirement Class 292,077 5,351,509 1,270,163 21,500,327
Total subscriptions 7,254,728 124,082,070 17,064,332 279,574,542
Reinvestments of distributions:
Class A 260,459 4,578,814 525,758 8,498,987
Class I 37,760 666,859 121,039 1,971,716
Premier Class 16,358 290,853 49,793 811,129
Class R6 1,835,481 32,588,155 3,525,080 57,511,280
Retirement Class 353,955 6,605,348 745,977 12,796,339
Total reinvestments of distributions 2,504,013 44,730,029 4,967,647 81,589,451
Redemptions:
Class A (1,932,670) (32,809,221) (5,207,264) (84,329,563)
Class I (1,078,216) (18,303,048) (4,839,946) (78,615,073)
Premier Class (702,588) (11,794,453) (918,544) (14,630,649)
Class R6 (14,594,310) (252,542,752) (21,935,422) (358,847,732)
Retirement Class (3,432,996) (62,642,366) (4,180,019) (74,001,644)
Total redemptions (21,740,780) (378,091,840) (37,081,195) (610,424,661)
Net increase (decrease) from shareholder transactions (11,982,039) $ (209,279,741) (15,049,216) $ (249,260,668)
Notes to Financial Statements
(continued)
20
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.  Under the terms of a distribution Rule 12b-
1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Effective May 1, 2024, the management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the
Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
7.1
Inflation Linked Bond $3,041,448,262 $26,431,613 $(101,472,821) $(75,041,208)
7.2
Real Estate Securities Select 1,846,412,331 1,232,355,411 (19,282,422) 1,213,072,989
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
7.1
Inflation Linked Bond $3,771,577 $– $(155,255,785) $(39,410,405) $– $(588,520) $(191,483,133)
7.2
Real Estate Securities Select 7,292,306 – 892,301,138 (261,065,894) – (513,037) 638,014,513
Fund Short-Term Long-Term Total
7.1
Inflation Linked Bond $13,065,668 $26,344,737 $39,410,405
7.2
Real Estate Securities Select 137,350,919 123,714,975 261,065,894
21
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying the rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen
Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States.
Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life
Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by
Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the Fund-Level fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2024, the investment management fee, service agreement fee, distribution fee and maximum expense amounts
(after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
.0
For the period May 1, 2023 through April 30, 2024, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts
(after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
7.1
Inflation Linked Bond 0.1597%
7.2
Real Estate Securities Select 0.1597%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
7.1
Inflation Linked Bond* 0.040% —0.090% 0.650% 0.450% 0.450% 0.300% 0.550% 0.300%
7.2
Real Estate Securities Select* 0 .190% —0.340% 0.920 0.720 0.720 0.570 0.820 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
7.1
Inflation Linked Bond* 0.200% —0.250% 0.241% 0.650% 0.450% 0.450% 0.300% 0.550% 0.300%
7.2
Real Estate Securities Select* 0.350% —0.500% 0.471 0.920 0.720 0.720 0.570 0.820 –
Notes to Financial Statements
(continued)
22
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During
the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds participated in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June
11, 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
7.1
Inflation Linked Bond* 0.180% —0.230% 0.630% 0.430% 0.430% 0.280% 0.530% 0.280%
7.2
Real Estate Securities Select* 0.330% —0.480% 0.900 0.700 0.700 0.550 0.800 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
7.2
Real Estate Securities Select $258,691
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds TIAA Access Total
7.1
Inflation Linked Bond 15% 22% – % 37%
7.2
Real Estate Securities Select – – 7 7
23
During June 2024, the Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a
364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025. There were no borrowings under this credit facility by the Funds during the current fiscal period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Core Bond Fund

Nuveen Bond Index Fund

Nuveen Core Plus Bond Fund

Nuveen Green Bond Fund

Nuveen High Yield Fund

Nuveen Money Market Fund

Nuveen Short Duration Impact Bond Fund

Nuveen Short Term Bond Fund

Nuveen Short Term Bond Index Fund

Nuveen Core Impact Bond Fund

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series listed above (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/ or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity

2

risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high, subject to certain exceptions, including with respect to Nuveen Bond Index Fund (formerly, TIAA-CREF Bond Index Fund) and Nuveen Short Term Bond Index Fund (formerly, TIAA-CREF Short-Term Bond Index Fund). In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

With respect to passively managed TC funds that were designed to invest, in relevant part, based on an index (the “Underlying Index”), including Nuveen Bond Index Fund and Nuveen Short Term Bond Index Fund, the Board also received and reviewed performance information including, among other things, such Fund’s ex-ante tracking error compared to its reference index over various periods of time.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Core Bond Fund (formerly, TIAA-CREF Core Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and first quartile for the three-year period ended December 31, 2023. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024 and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Bond Index Fund (formerly, TIAA-CREF Bond Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that although the Fund ranked in the fourth quartile of its Performance Peer Group for the five- year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the third quartile for the one- and three-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Core Plus Bond Fund (formerly, TIAA-CREF Core Plus Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and March 31, 2024 and first quartile for the three-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Green Bond Fund (formerly, TIAA-CREF Green Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2023, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2024, the Fund outperformed its benchmark for the five-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and first quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen High Yield Fund (formerly, TIAA-CREF High-Yield Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Money Market Fund (formerly, TIAA-CREF Money Market Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 and ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

4

•

For Nuveen Short Duration Impact Bond Fund (formerly, TIAA-CREF Short Duration Impact Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and second quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Short Term Bond Fund (formerly, TIAA-CREF Short-Term Bond Fund), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2023 and March 31, 2024 and second quartile for the three- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Short Term Bond Index Fund (formerly, TIAA-CREF Short-Term Bond Index Fund), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024 as well as its tracking error compared to its Underlying Index as of December 31, 2023 and March 31, 2024 and as of each month end for the 2023 calendar year. The Board considered that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Core Impact Bond Fund (formerly, TIAA-CREF Core Impact Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period ended December 31, 2023. In addition, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen 5-15 Year Laddered Tax Exempt Bond Fund (formerly, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund ranked in the second quartile for the one-year period and third quartile for the five-year period ended December 31, 2023. Further, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex- level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. To extend the ability to share in savings as complex assets increase to the TC funds, the Board approved changes to the management fee schedule of certain TC funds (rebranded under the Nuveen name effective May 1, 2024) to include a complex-wide fee component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC funds into the calculation of the complex size over a ten-year period. Participating Funds include each Fund other than Nuveen Bond Index Fund, Nuveen Money Market Fund and Nuveen Short Term Bond Index Fund. The Board considered management’s representation that there would be no increase to any participating TC fund’s respective advisory agreement fee rate. Rather, the change sought to allow shareholders of participating TC funds to benefit from breakpoints in the fee schedule as a result of increases in the size of the fund complex even if the size of a particular TC fund’s assets did not increase. In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen Core Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Bond Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Core Plus Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Green Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen High Yield Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Money Market Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Short Duration Impact Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Short Term Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Short Term Bond Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

6

•

For Nuveen Core Impact Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also ranked in the second quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

•

For Nuveen 5-15 Year Laddered Tax Exempt Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it earned profits (pre-distribution) for the one-year period ended December 31, 2023 with respect to each of the Funds, subject to the following exceptions. The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to Nuveen Short Duration Impact Bond Fund, Nuveen Short Term Bond Index Fund and Nuveen 5-15 Year Laddered Tax Exempt Bond Fund. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

The Board considered that the management fee of TAL for the TC funds was comprised of only a fund-level fee. However, effective May 1, 2024, the Board approved the implementation of a complex-level component to the fee arrangement of certain TC funds pursuant to which the management fee would be comprised of a fund-level component and a complex-level component, subject to certain exceptions. Participating Funds in the complex-level component include each Fund except Nuveen Bond Index Fund, Nuveen Money Market Fund and Nuveen Short Term Bond Index Fund (and, in addition, the Board considered that these three Funds do not have fund-level breakpoints). To implement the new structure, the fund- level component was reduced by an amount at least equal to the new complex-level fee component. The complex-level fee component contains its own breakpoint schedule which is designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules (if any) are designed to share economies of scale with shareholders if the particular fund grows. The Board considered that the assets of the participating TC funds to be included in the calculation of the complex-wide fee would be phased into the complex-wide assets in determining the complex-level fee over a ten-year period. The Board reviewed the projected shareholder savings derived from such modifications to the complex- wide fee calculation over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any Fund’s respective advisory agreement fee rate. Similarly, the Board considered that certain reimbursements of administrative costs to TAL under its administrative agreement will also be phased out over a three-year period.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time. In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Funds for all such costs.

8

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Inflation Linked Bond Fund

Nuveen Real Estate Securities Select Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series listed above (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/ or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

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In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

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For Nuveen Inflation Linked Bond Fund (formerly, TIAA-CREF Inflation-Linked Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund essentially matched the performance of its benchmark for the one-year period and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Real Estate Securities Select Fund (formerly, TIAA-CREF Real Estate Securities Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the third quartile for the one-year periods and second quartile for the five-year periods ended December 31, 2023 and March 31, 2024, respectively. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex- level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. To extend the ability to share in savings as complex assets increase to the TC funds, the Board approved changes to the management fee schedule of certain TC funds (rebranded under the Nuveen name effective May 1, 2024) to include a complex-wide fee component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC funds into the calculation of the complex size over a ten-year period. Participating Funds include each Fund. The Board considered management’s representation that there would be no increase to any participating TC fund’s respective advisory agreement fee rate. Rather, the change sought to allow shareholders of participating TC funds to benefit from breakpoints in the fee schedule as a result of increases in the size of the fund complex even if the size of a particular TC fund’s assets did not increase. In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

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For Nuveen Inflation Linked Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

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For Nuveen Real Estate Securities Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it earned profits (pre-distribution) for the one-year period ended December 31, 2023 with respect to each Fund. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

The Board considered that the management fee of TAL for the TC funds was comprised of only a fund-level fee. However, effective May 1, 2024, the Board approved the implementation of a complex-level component to the fee arrangement of certain TC funds pursuant to which the management fee would be comprised of a fund-level component and a complex-level component, subject to certain exceptions. Participating Funds in the complex-level component include each Fund. To implement the new structure, the fund-level component was reduced by an amount at least equal to the new complex-level fee component. The complex-level fee component contains its own breakpoint schedule which is designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules (if any) are designed to share economies of scale with shareholders if the particular fund grows. The Board considered that the assets of the participating TC funds to be included in the calculation of the complex-wide fee would be phased into the complex-wide assets in determining the complex-level fee over a ten-year period. The Board reviewed the projected shareholder savings derived from such modifications to the complex-wide fee calculation over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to either Fund’s respective advisory agreement fee rate. Similarly, the Board considered that certain reimbursements of administrative costs to TAL under its administrative agreement will also be phased out over a three-year period.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time. In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Funds for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

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F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: December 4, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: December 4, 2024	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)